                                                                January 1, 1997
--------------------------------------------------------------------------------
THE EQUITY PORTFOLIOS INVESTOR SHARES
--------------------------------------------------------------------------------

ASKING THE KEY
QUESTIONS

                                                                          PAGE
            What Are The Expenses Of The Portfolios?.....................   4
            What Are The Portfolios' Financial Highlights?...............   9
            What Are The Portfolios?.....................................  19
            What Are The Differences Among The Portfolios?...............  20
            What Additional Investment Policies And Risks Apply?.........  22
            What Are The Portfolios' Fundamental Investment
             Limitations?................................................  31
            Who Manages The Fund?........................................  32
            What Pricing Options Are Available To Investors?.............  38
            What Are The Key Considerations In Selecting A Pricing
             Option?.....................................................  40
            How Are Shares Purchased?....................................  41
            How Are Shares Redeemed?.....................................  42
            What Are The Shareholder Features Of The Fund?...............  44
            What Is The Schedule Of Sales Charges And Exemptions?........  46
            How Is Net Asset Value Calculated?...........................  50
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  50
            How Are Fund Distributions Taxed?............................  51
            How Is the Fund Organized?...................................  52
            How Is Performance Calculated?...............................  54
            Other Information On The Performance Of PNC Equity Advisors
             Company.....................................................  55
            How Can I Get More Information?..............................  57

              This Prospectus contains information about the Compass Capital equity Portfolios that a prospective investor needs to know be-fore investing. Please keep it for future reference. A Statement of Additional Information dated January 1, 1997 has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information may be obtained free of charge from the Fund by calling (800) 441-7762. The Statement of Additional Information, as supplemented from time to time, is in-corporated by reference into this Prospectus.

              SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DE-POSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIOS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT IN-VESTED.

              The Index Equity Portfolio seeks to achieve its investment objec-tive by investing all of its investable assets in a series of shares (the "Index Master Portfolio") of The DFA Investment Trust Company, another open-end management investment company, rather than through a portfolio of various securities. The investment experience of the Index Equity Portfolio corresponds directly with the investment experience of the Index Master Portfolio. The Index Master Portfolio has substantially the same investment ob-jective, policies and limitations as the Index Equity Portfolio and, except as specifically noted, is also referred to as a "Portfolio" in this Prospectus. For additional information, see "How Is The Fund Organized?"

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                       2.

--------------------------------------------------------------------------------
THE EQUITY PORTFOLIOS OF COMPASS CAPITAL FUNDS
--------------------------------------------------------------------------------

               The COMPASS CAPITAL FUND Family consists of 30 portfolios and has been structured to include many different investment styles so that investors may participate across multiple disciplines in order to seek their long-term financial goals.

               The Equity Portfolios of COMPASS CAPITAL FUNDS consist of eleven diversified investment portfolios (the "Portfolios") that provide investors with a broad spectrum of investment al-ternatives within the equity sector. Eight of these Portfolios invest in U.S. stocks, two Portfolios invest in non-U.S. inter-national stocks and one Portfolio invests in a combination of U.S. stocks and bonds. A detailed description of each Portfolio begins on page 19 and a summary of each Performance Benchmark is contained in the Appendix.

            COMPASS CAPITAL PORTFOLIO   PERFORMANCE BENCHMARK    LIPPER PEER GROUP
            LARGE CAP VALUE             Russell 1000 Value Index Growth and Income
             EQUITY

            LARGE CAP GROWTH            Russell 1000 Growth      Growth
             EQUITY                      Index

            MID-CAP VALUE EQUITY        Russell Midcap Value     Midcap
                                         Index

            MID-CAP GROWTH EQUITY       Russell Midcap Growth    Midcap
                                         Index


            SMALL CAP VALUE             Russell 2000 Value Index Small Company Growth
             EQUITY

            SMALL CAP GROWTH            Russell 2000 Growth      Small Company Growth
             EQUITY                      Index

            INTERNATIONAL EQUITY        EAFE Index               International


            INTERNATIONAL               MSCI                     Emerging Markets
             EMERGING                   Emerging Markets Free
             MARKETS                     Index

            SELECT EQUITY               S&P 500 Index            Growth and Income
            INDEX EQUITY                S&P 500 Index            S&P 500 Index
            BALANCED                    S&P 500 Index and        Balanced
                                        Salomon Broad Investment
                                         Grade Index

UNDERSTANDING  This Prospectus has been crafted to provide detailed, accurate
THE COMPASS    and comprehensive information on the Compass Capital Portfo-
CAPITAL        lios. We intend this document to be an effective tool as you
EQUITY         explore different directions in equity investing.
PORTFOLIOS

CONSIDERING    There can be no assurance that any mutual fund will achieve its
THE RISKS IN   investment objective. The Portfolios will hold equity securi-
EQUITY         ties, and some or all of the Portfolios may acquire warrants,
INVESTING      foreign securities and illiquid securities; enter into repur-
               chase and reverse repurchase agreements; lend portfolio securi-ties to third parties; and enter into futures contracts and op-tions and forward currency exchange contracts. These and the other investment practices set forth below, and their associ-ated risks, deserve careful consideration. Certain risks asso-ciated with international investments are heightened because of currency fluctuations and investments in emerging markets. See
               "What Additional Investment Policies And Risks Apply?"

INVESTING IN   For information on how to purchase and redeem shares of the
THE COMPASS    Portfolios, see "How Are Shares Purchased" and "How Are Shares
CAPITAL        Redeemed?"
FUNDS

                                       3.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIOS?
--------------------------------------------------------------------------------

Below is a summary of the annual operating expenses incurred by Investor Shares of the Portfolios for the fiscal year ended September 30, 1996 as a percentage of average daily net assets. The figures shown for each Portfolio have been re-stated to reflect current expenses and fee waivers. Because no Investor C Shares of the Large Cap Growth Equity, Small Cap Value Equity, International Equity, International Emerging Markets and Balanced Portfolios and no shares of any class of the Mid-Cap Value Equity and Mid-Cap Growth Equity Portfolios were outstanding during the fiscal year ended September 30, 1996, the figures shown for these share classes under "Other expenses" are estimates for the current fiscal year. An example based on the summary is also shown.

                                 LARGE CAP                        LARGE CAP                         MID-CAP
                                VALUE EQUITY                    GROWTH EQUITY                     VALUE EQUITY
                                 PORTFOLIO                        PORTFOLIO                        PORTFOLIO
                      INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C
SHAREHOLDER
 TRANSACTION
 EXPENSES
Maximum Front-End
 Sales Charge(/1/)
 (as a percentage of
 offering price)          4.5%      None       None        4.5%      None       None        4.5%      None       None
Maximum Deferred
 Sales
 Charge(/1/)(/2/)
 (as a percentage of
 offering price)         None        4.5%       1.0%      None        4.5%       1.0%      None        4.5%       1.0%
Sales Charge on
 Reinvested
 Dividends               None       None       None       None       None       None       None       None       None
ANNUAL PORTFOLIO
 OPERATING EXPENSES
 (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory fees (after
 fee waivers)(/3/)        .49%       .49%       .49%       .49%       .49%       .49%       .80%       .80%       .80%
12b-1 fees(/3/)(/4/)      .00        .75        .75        .00        .75        .75        .00        .75        .75
Other operating
 expenses
 (after fee waivers)
 (/3/)                    .73        .73        .73        .73        .73        .73        .81        .81        .81
                         ----       ----       ----       ----       ----       ----       ----       ----       ----
 Shareholder
  servicing fee           .25        .25        .25        .25        .25        .25        .25        .25        .25
 Shareholder
  processing fee          .15        .15        .15        .15        .15        .15        .15        .15        .15
 Other expenses           .33        .33        .33        .33        .33        .33        .41        .41        .41
                         ----       ----       ----       ----       ----       ----       ----       ----       ----
Total Portfolio
 operating expenses
 (after fee
 waivers)(/3/)           1.22%      1.97%      1.97%      1.22%      1.97%      1.97%      1.61%      2.36%      2.36%
                         ====       ====       ====       ====       ====       ====       ====       ====       ====

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"
(2) This amount applies to redemptions during the first year. The deferred sales charge for Investor B Shares decreases for redemptions made in subse-quent years. No deferred sales charge is charged after the sixth year on Investor B Shares or after the first year on Investor C Shares. See "What Is the Schedule of Sales Charges and Exemptions?"
(3) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .55% for each class of each Portfolio and administration fees would be .21% for each class of the Large Cap Value Equity Portfolio and .23% for each class of each other Portfolio. PAMG and the Portfolios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolios' total operating ex-penses during the remainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operating expenses" would be:
    (i) .78%, .79% and .89%, respectively, for Investor A Shares, Investor B Shares, and Investor C Shares, and "Total Portfolio operating expenses" would be: (ii) 1.33%, 1.34% and 1.69%, respectively, for Investor A Shares; and (iii) 2.08%, 2.09% and 2.44%, respectively, for Investor B Shares and Investor C Shares. The Portfolios do not expect to incur 12b-1 fees in ex-cess of .005% with respect to Investor A Shares (otherwise payable at the maximum rate of .10%) during the current fiscal year.
(4) Investors with a long-term perspective may prefer Investor A Shares, as de-scribed under "What Are The Key Considerations In Selecting A Pricing Op-tion?". Long-term investors in Investor Shares may pay more than the eco-nomic equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers, Inc. ("NASD").

                                       4.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIOS? (CONTINUED)
--------------------------------------------------------------------------------

                                  MID-CAP                         SMALL CAP                        SMALL CAP
                                   GROWTH                           VALUE                            GROWTH
                                   EQUITY                           EQUITY                           EQUITY
                                 PORTFOLIO                        PORTFOLIO                        PORTFOLIO
                      INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C
SHAREHOLDER
 TRANSACTION
 EXPENSES
Maximum Front-End
 Sales Charge(/1/)
 (as a percentage of
 offering price)          4.5%      None       None        4.5%      None       None        4.5%      None       None
Maximum Deferred
 Sales
 Charge(/1/)(/2/)
 (as a percentage of
 offering price)         None        4.5%       1.0%      None        4.5%       1.0%      None        4.5%       1.0%
Sales Charge on
 Reinvested
 Dividends               None       None       None       None       None       None       None       None       None
ANNUAL PORTFOLIO
 OPERATING EXPENSES
 (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory fees (after
 fee waivers)(/3/)        .80%       .80%       .80%       .54%       .54%       .54%       .54%       .54%       .54%
12b-1 fees(/3/)(/4/)      .00        .75        .75        .00        .75        .75        .00        .75        .75
Other operating
 expenses
 (after fee
 waivers)(/3/)            .81        .81        .81        .79        .79        .79        .79        .79        .79
                         ----       ----       ----       ----       ----       ----       ----       ----       ----
 Shareholder
  servicing fee           .25        .25        .25        .25        .25        .25        .25        .25        .25
 Shareholder
  processing fee          .15        .15        .15        .15        .15        .15        .15        .15        .15
 Other expenses          .41         .41        .41        .39        .39        .39        .39        .39        .39
                         ----       ----       ----       ----       ----       ----       ----       ----       ----
Total Portfolio
 operating expenses
 (after fee
 waivers)(/3/)           1.61%      2.36%      2.36%      1.33%      2.08%      2.08%      1.33%      2.08%      2.08%
                         ====       ====       ====       ====       ====       ====       ====       ====       ====

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"
(2) This amount applies to redemptions during the first year. The deferred sales charge for Investor B Shares decreases for redemptions made in subse-quent years. No deferred sales charge is charged after the sixth year on Investor B Shares or after the first year on Investor C Shares. See "What Is the Schedule of Sales Charges and Exemptions?"
(3) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .55%, .80% and .80% for the Small Cap Growth Equity, Mid-Cap Value Equity and Mid-Cap Growth Equity Portfolios, respectively, and administration fees would be .23% for each class of each Portfolio. PAMG and the Portfolios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Port-folios' total operating expenses during the remainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operat-ing expenses" would be: (i) .89%, .80% and .80% respectively, for Investor A Shares; and (ii) .89%, .80% and .80% respectively, for Investor B Shares and Investor C Shares; and "Total Portfolio operating expenses" would be:
    (iii) 1.69%, 1.35% and 1.35%, respectively, for Investor A Shares; and
    (iv) 2.44%, 2.10% and 2.10 respectively, for Investor B Shares and Investor C Shares. The Portfolios do not expect to incur 12b-1 fees in excess of .005% with respect to Investor A Shares (otherwise payable at the maximum rate of .10%) during the current fiscal year.
(4) Investors with a long-term perspective may prefer Investor A Shares, as de-scribed under "What Are The Key Considerations In Selecting A Pricing Op-tion?" Long-term investors in Investor Shares may pay more than the eco-nomic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.

                                       5.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIOS? (CONTINUED)
--------------------------------------------------------------------------------

                                                                    INTERNATIONAL
                                   INTERNATIONAL                       EMERGING
                                       EQUITY                          MARKETS
                                     PORTFOLIO                        PORTFOLIO
                          INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C
SHAREHOLDER TRANSACTION
 EXPENSES
Maximum Front-End Sales
 Charge(/1/)
 (as a percentage of
 offering price)              5.0%      None       None        5.0%      None       None
Maximum Deferred Sales
 Charge(/1/)(/2/)
 (as a percentage of
 offering price)             None        4.5%       1.0%      None        4.5%       1.0%
Sales Charge on
 Reinvested Dividends        None       None       None       None       None       None
ANNUAL PORTFOLIO
 OPERATING EXPENSES
 (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory fees (after fee
 waivers)(/3/)                .70%       .70%       .70%      1.15%      1.15%      1.15%
12b-1 fees(/3/)(/4/)          .00        .75        .75        .00        .75        .75
Other operating expenses
 (after fee
 waivers)(/3/)                .83        .83        .83       1.10       1.10       1.10
                             ----       ----       ----       ----       ----       ----
 Shareholder servicing
  fee                         .25        .25        .25        .25        .25        .25
 Shareholder processing
  fee                         .15        .15        .15        .15        .15        .15
 Other expenses               .43        .43        .43        .70        .70        .70
                              ---        ---        ---        ---        ---        ---
Total Portfolio
 operating expenses
 (after fee
 waivers)(/3/)               1.53%      2.28%      2.28%      2.25%      3.00%      3.00%
                             ====       ====       ====       ====       ====       ====

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"
(2) This amount applies to redemptions during the first year. The deferred sales charge for Investor B Shares decreases for redemptions made in subse-quent years. No deferred sales charge is charged after the sixth year on Investor B Shares or after the first year on Investor C Shares. See "What Is the Schedule of Sales Charges and Exemptions?"
(3) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .75% and 1.25% for the Inter-national Equity and International Emerging Markets Portfolios, respective-ly, and administration fees would be .23% for each class of each Portfolio. PAMG and the Portfolios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolios' total operating ex-penses during the remainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operating expenses" would be:
    (i) .88% and 1.10%, respectively, for Investor A Shares; and (ii) .88% and 1.10%, respectively, for Investor B Shares and Investor C Shares; and "To-tal Portfolio operating expenses" would be: (iii) 1.63% and 2.35%, respec-tively, for Investor A Shares; and (iv) 2.38% and 3.10%, respectively, for Investor B Shares and Investor C Shares. The Portfolios do not expect to incur 12b-1 fees in excess of .005% with respect to Investor A Shares (oth-erwise payable at the maximum rate of .10%) during the current fiscal year.
(4) Investors with a long-term perspective may prefer Investor A Shares, as de-scribed under "What Are The Key Considerations In Selecting A Pricing Op-tion?" Long-term investors in Investor Shares may pay more than the eco-nomic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.

                                       6.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIOS? (CONTINUED)
--------------------------------------------------------------------------------

                               SELECT EQUITY                     INDEX EQUITY                       BALANCED
                                 PORTFOLIO                        PORTFOLIO+                       PORTFOLIO
                      INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C
SHAREHOLDER
 TRANSACTION
 EXPENSES
Maximum Front-End
 Sales Charge(/1/)
 (as a percentage of
 offering price)          4.5%      None       None        3.0%      None       None        4.5%      None       None
Maximum Deferred
 Sales
 Charge(/1/)(/2/)
 (as a percentage of
 offering price)         None        4.5%       1.0%      None        4.5%       1.0%      None        4.5%       1.0%
Sales Charge on
 Reinvested
 Dividends               None       None       None       None       None       None       None       None       None
ANNUAL PORTFOLIO
 OPERATING EXPENSES
 (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory fees (after
 fee
 waivers)(/3/)(/4/)       .50%       .50%       .50%      .025%      .025%      .025%       .50%       .50%       .50%
12b-1 fees(/3/)(/5/)      .00        .75        .75        .00        .75        .75        .00        .75        .75
Other operating
 expenses
 (after fee
 waivers)(/3/)            .72        .72        .72       .625       .625       .625        .71        .77        .77
                         ----       ----       ----       ----       ----       ----       ----       ----       ----
 Shareholder
  servicing fee           .25        .25        .25        .25        .25        .25        .25        .25        .25
 Shareholder
  processing fee          .15        .15        .15        .15        .15        .15        .15        .15        .15
 Other expenses           .32        .32        .32       .225       .225       .225        .31        .37        .37
                         ----       ----       ----       ----       ----       ----       ----       ----       ----
Total Portfolio
 operating expenses
 (after fee
 waivers)(/3/)           1.22%      1.97%      1.97%       .65%      1.40%      1.40%      1.21%      2.02%      2.02%
                         ====       ====       ====       ====       ====       ====       ====       ====       ====

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"
(2) This amount applies to redemptions during the first year. The deferred sales charge for Investor B Shares decreases for redemptions made in subse-quent years. No deferred sales charge is charged after the sixth year on Investor B Shares or after the first year on Investor C Shares. See "What Is the Schedule of Sales Charges and Exemptions?"
(3) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .55% and .55% for the Select Equity and Balanced Portfolios, respectively, and administration fees would be .23% for each class of each Portfolio. PAMG and the Portfolios' adminis-trators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolio's total operating expenses during the remainder of the current fiscal year at the levels set forth in the table. Without waiv-ers, "Other operating expenses" would be: (i) .80%, .81% and .76% , respec-tively, for Investor A Shares; and (ii) .80%, .81% and .82%, respectively, for Investor B Shares and Investor C Shares; and "Total Portfolio operating expenses" would be: (iii) 1.35%, 1.01% and 1.31%, respectively, for In-vestor A Shares; and (iv) 2.10%, 1.76% and 2.12%, respectively, for In-vestor B Shares and Investor C Shares. The Portfolios do not expect to in-cur 12b-1 fees in excess of .005% with respect to Investor A Shares (other-wise payable at the maximum rate of .10%) during the current fiscal year.
(4) Advisory fees with respect to the Index Equity Portfolio represent advisory fees of the Index Master Portfolio.
(5) Investors with a long-term perspective may prefer Investor A Shares, as de-scribed under "What Are The Key Considerations In Selection A Pricing Op-tion?" Long-term investors in Investor Shares may pay more than the eco-nomic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.
 + Includes the operating expenses of the Index Master Portfolio that are allo-cable to the Index Equity Portfolio.

                                       7.

--------------------------------------------------------------------------------
EXAMPLE

An investor in Investor Shares would pay the following expenses on a $1,000 in-vestment assuming (1) 5% annual return, (2) redemption at the end of each time period and (3) with respect to Investor B shares only, no redemption at the end of each time period:

                                   ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Large Cap Value Equity Portfolio
 A Shares*                           $57        $82        $109      $186
 B Shares (Redemption)**              65         99         129       210***
 B Shares (No Redemption)             20         62         106       210***
 C Shares                             20         62         106       230
Large Cap Growth Equity Portfolio
 A Shares*                            57         82         109       186
 B Shares (Redemption)**              65         99         129       210***
 B Shares (No Redemption)             20         62         106       210***
 C Shares                             20         62         106       230
Mid-Cap Value Equity Portfolio
 A Shares*                            61         94         N/A       N/A
 B Shares (Redemption)**              69        111         N/A       N/A
 B Shares (No Redemption)             24         75         N/A       N/A
 C Shares                             24         75         N/A       N/A
Mid-Cap Growth Equity Portfolio
 A Shares*                            61         94         N/A       N/A
 B Shares (Redemption)**              69        111         N/A       N/A
 B Shares (No Redemption)             24         75         N/A       N/A
 C Shares                             24         75         N/A       N/A
Small Cap Value Equity Portfolio
 A Shares*                            58         85         115       198
 B Shares (Redemption)**              66        102         134       222***
 B Shares (No Redemption)             21         65         112       222***
 C Shares                             21         65         112       241
Small Cap Growth Equity Portfolio
 A Shares*                            58         85         115       198
 B Shares (Redemption)**              66        102         134       222***
 B Shares (No Redemption)             21         65         112       222***
 C Shares                             21         65         112       241
International Equity Portfolio
 A Shares*                            65         96         129       223
 B Shares (Redemption)**              68        108         144       242***
 B Shares (No Redemption)             23         71         122       242***
 C Shares                             23         71         122       262
International Emerging Markets
 Portfolio
 A Shares*                            72        117         164       296
 B Shares (Redemption)**              75        129         179       314***
 B Shares (No Redemption)             30         93         158       314***
 C Shares                             30         93         158       332
Select Equity Portfolio
 A Shares*                            57         82         109       186
 B Shares (Redemption)**              65         99         129       210***
 B Shares (No Redemption)             20         62         106       210***
 C Shares                             20         62         106       230
Index Equity Portfolio
 A Shares*                            36         50          65       109
 B Shares (Redemption)**              59         82         100       147***
 B Shares (No Redemption)             17         44          77       147***
 C Shares                             17         44          77       168
Balanced Portfolio
 A Shares*                            57         82         108       185
 B Shares (Redemption)**              66        100         131       214***
 B Shares (No Redemption)             21         63         109       214***
 C Shares                             21         63         109       235

 * Reflects the imposition of the maximum front-end sales charge at the begin-ning of the period.
 ** Reflects the deduction of the deferred sales charge.
*** Based on the conversion of the Investor B Shares to Investor A Shares after eight years.

The foregoing Tables and Example are intended to assist investors in under-standing the costs and expenses (including the Index Equity Portfolio's pro rata share of the Index Master Portfolio's advisory fees and operating ex-penses) an investor will bear either directly or indirectly. They do not re-flect any charges that may be imposed by brokers or other institutions directly on their customer accounts in connection with investments in the Portfolios. For a detailed description of the expenses, see "Who Manages The Fund?"

The Board of Trustees of the Fund believes that the aggregate per share ex-penses of the Index Equity Portfolio and the Index Master Portfolio in which the Index Equity Portfolio's assets are invested are approximately equal to the expenses which the Index Equity Portfolio would incur if the Fund retained the services of an investment adviser for the Index Equity Portfolio and the assets of the Index Equity Portfolio were invested directly in the type of securities held by the Index Master Portfolio.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE IN-VESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                       8.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS' FINANCIAL HIGHLIGHTS?
--------------------------------------------------------------------------------

               The following financial information has been derived from the financial statements incorporated by reference into the State-ment of Additional Information and has been audited by the Portfolios' independent accountants. This financial information should be read together with those financial statements. Fur-ther information about the performance of the Portfolios is available in the Fund's annual shareholder reports. Both the Statement of Additional Information and the annual shareholder reports may be obtained from the Fund free of charge by calling
               (800) 441-7762. Information concerning the historical invest-ment results of Investor A Shares of the Index Equity Portfolio reflects the financial experience of that Portfolio prior to its conversion on June 2, 1996 to a feeder portfolio of the In-dex Master Portfolio. During the periods presented the Large Cap Growth Equity, Small Cap Value Equity, International Equi-ty, International Emerging Markets and Balanced Portfolios had no Investor C Shares outstanding, and the Mid-Cap Value Equity Portfolio and Mid-Cap Growth Equity Portfolio had not commenced investment operations.

                                       9.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR AN INVESTOR A, B OR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                        LARGE CAP VALUE EQUITY PORTFOLIO
                     (FORMERLY THE VALUE EQUITY PORTFOLIO)

                                                                                         INVESTOR B    INVESTOR C
                                       INVESTOR A SHARES                                   SHARES        SHARES
                                                                            FOR THE       FOR THE       FOR THE
                                                                             PERIOD        PERIOD        PERIOD
                            YEAR        YEAR        YEAR        YEAR       5/02/92/1/    1/18/96/1/    8/16/96/1/
                            ENDED       ENDED       ENDED       ENDED       THROUGH       THROUGH       THROUGH
                           9/30/96     9/30/95     9/30/94     9/30/93      9/30/92       9/30/96       9/30/96
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $ 13.92     $ 11.62     $ 11.69     $ 9.78        $10.00       $ 13.56       $ 14.91
                           -------     -------     -------     ------        ------       -------       -------
Income from investment
 operations
 Net investment income         .28        0.27        0.23       0.22          0.12          0.13          0.02
 Net gain (loss) on
  investments
  (both realized and
  unrealized)                 2.41        2.56        0.15       1.91         (0.24)         1.80          0.45
                           -------     -------     -------     ------        ------       -------       -------
  Total from investment
   operations                 2.69        2.83        0.38       2.13         (0.12)         1.93          0.47
                           -------     -------     -------     ------        ------       -------       -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income          (0.29)      (0.28)      (0.23)     (0.22)        (0.10)        (0.17)        (0.06)
 Distributions from net
  realized capital gains     (0.97)      (0.25)      (0.22)       - -           - -           - -           - -
                           -------     -------     -------     ------        ------       -------       -------
  Total distributions        (1.26)      (0.53)      (0.45)     (0.22)        (0.10)        (0.17)        (0.06)
                           -------     -------     -------     ------        ------       -------       -------
NET ASSET VALUE AT END OF
 PERIOD                    $ 15.35     $ 13.92     $ 11.62     $11.69        $ 9.78       $ 15.32       $ 15.32
                           =======     =======     =======     ======        ======       =======       =======
Total return                 20.52%/3/   25.22%/3/    3.32%/3/  21.95%/3/     (1.19)%/3/    14.26%/3/      3.16%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $26,190     $16,910     $10,412     $4,865        $   16       $ 3,152       $   205
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 1.22%       1.11%       1.05%      0.92%         0.85%/2/      1.92%/2/      1.80%/2/
 Before
  advisory/administration
  fee waivers                 1.31%       1.25%       1.21%      0.95%         0.85%/2/      2.00%/2/      1.88%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                 1.93%       2.24%       2.08%      1.96%         2.62%/2/      1.34%/2/      1.29%/2/
 Before
  advisory/administration
  fee waivers                 1.84%       2.10%       1.92%      1.93%         2.62%/2/      1.25%/2/      1.20%/2/
PORTFOLIO TURNOVER RATE         64%         12%         11%        11%           13%           64%           64%
AVERAGE COMMISSION
 RATE/4/                   $0.0556         N/A         N/A        N/A           N/A       $0.0556       $0.0556

/1/Commencement of operations of share class.
/2/Annualized.
/3/Neither front-end sales load nor contingent deferred sales load is reflected in total return.
/4/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      10.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INVESTOR A OR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                       LARGE CAP GROWTH EQUITY PORTFOLIO
                     (FORMERLY THE GROWTH EQUITY PORTFOLIO)

                                                                                           INVESTOR
                                       INVESTOR A SHARES                                   B SHARES
                                                                                           FOR THE
                                                                              PERIOD        PERIOD
                            YEAR        YEAR        YEAR         YEAR       5/02/92/1/    1/24/96/1/
                            ENDED       ENDED       ENDED        ENDED       THROUGH       THROUGH
                           9/30/96     9/30/95     9/30/94      9/30/93      9/30/92       9/30/96
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $ 13.01     $ 10.16     $ 11.57      $ 9.92        $10.09       $ 13.08
                           -------     -------     -------      ------        ------       -------
Income from investment
 operations
 Net investment income        0.02        0.08        0.02        0.02          0.08         (0.02)
 Net gain (loss) on
  investments
  (both realized
  and unrealized)             2.29        2.87       (1.33)       2.10         (0.10)         1.80
                           -------     -------     -------      ------        ------       -------
  Total from investment
   operations                 2.31        2.95       (1.31)       2.12         (0.02)         1.78
                           -------     -------     -------      ------        ------       -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income            - -       (0.10)        - -       (0.07)        (0.15)          - -
 Distributions from
  capital                    (0.38)        - -         - -       (0.01)          - -           - -
 Distributions from net
  realized capital gains                   - -       (0.10)      (0.39)          - -           - -
                           -------     -------     -------      ------        ------       -------
  Total distributions        (0.38)      (0.10)      (0.10)      (0.47)        (0.15)          - -
                           -------     -------     -------      ------        ------       -------
NET ASSET VALUE AT END OF
 PERIOD                    $ 14.94     $ 13.01     $ 10.16      $11.57        $ 9.92       $ 14.86
                           =======     =======     =======      ======        ======       =======
Total return                 18.18%/3/   29.26%/3/  (11.38)%/3/  22.08%/3/     (0.17)%/3/    13.61%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $16,579     $10,034     $ 5,049      $2,362        $  239       $ 2,364
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 1.22%       1.11%       1.05%       0.91%         0.85%/2/      1.93%/2/
 Before
  advisory/administration
  fee waivers                 1.34%       1.29%       1.29%       0.97%         0.86%/2/      2.05%/2/
 Ratios of net investment
  income to average
  net assets
 After
  advisory/administration
  fee waivers                 0.15%       0.76%       0.29%       0.18%         2.07%/2/     (0.47)%/2/
 Before
  advisory/administration
  fee waivers                 0.04%       0.58%       0.05%       0.12%         2.06%/2/     (0.58)%/2/
PORTFOLIO TURNOVER RATE         58%         55%        212%        175%          162%           58%
AVERAGE COMMISSION
 RATE/4/                   $0.0598         N/A         N/A         N/A           N/A       $0.0598

/1/Commencement of operations of share class.
/2/Annualized.
/3/Neither front-end sales load nor contingent deferred sales load is reflected in total return.
/4/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      11.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INVESTOR A OR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                        SMALL CAP VALUE EQUITY PORTFOLIO

                                                                                            INVESTOR B
                                       INVESTOR A SHARES                                      SHARES
                                                                            FOR THE                   FOR THE
                                                                             PERIOD                   PERIOD
                            YEAR        YEAR        YEAR        YEAR       6/02/92/1/    YEAR       10/03/94/1/
                            ENDED       ENDED       ENDED       ENDED       THROUGH      ENDED        THROUGH
                           9/30/96     9/30/95     9/30/94     9/30/93      9/30/92     9/30/96       9/30/95
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $ 15.14     $ 13.58     $ 13.07     $10.14        $10.06     $ 15.06       $ 13.51
                           -------     -------     -------     ------        ------     -------       -------
Income from investment
 operations
 Net investment income        0.03         - -       (0.01)      0.03          0.02       (0.04)        (0.05)
 Net gain (loss) on
  investments
  (both realized and
  unrealized)                 1.69        2.17        0.77       3.02          0.07        1.65          2.21
                           -------     -------     -------     ------        ------     -------       -------
  Total from investment
   operations                 1.72        2.17        0.76       3.05          0.09        1.61          2.16
                           -------     -------     -------     ------        ------     -------       -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income          (0.02)        - -         - -      (0.04)        (0.01)        - -           - -
 Distributions from net
  realized capital gains     (0.87)      (0.61)      (0.25)     (0.08)          - -       (0.87)        (0.61)
                           -------     -------     -------     ------        ------     -------       -------
  Total distributions        (0.89)      (0.61)      (0.25)     (0.12)        (0.01)      (0.87)        (0.61)
                           -------     -------     -------     ------        ------     -------       -------
NET ASSET VALUE AT END OF
 PERIOD                    $ 15.97     $ 15.14     $ 13.58     $13.07        $10.14     $ 15.80       $ 15.06
                           =======     =======     =======     ======        ======     =======       =======
Total return                 12.06%/3/   16.96%/3/    5.93%/3/  30.36%/3/      0.89%/3/   11.34%/3/     16.95%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $24,605     $21,563     $16,884     $9,084        $   62     $ 2,357       $ 1,477
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 1.32%       1.18%       1.13%      0.94%         0.85%/2/    2.04%         1.80%/2/
 Before
  advisory/administration
  fee waivers                 1.33%       1.28%       1.25%      0.98%         0.89%/2/    2.05%         1.89%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                 0.20%       0.00%      (0.11)%     0.19%         0.51%/2/   (0.50)%       (0.61)%/2/
 Before
  advisory/administration
  fee waivers                 0.19%      (0.09)%     (0.23)%     0.15%         0.47%/2/   (0.51)%       (0.70)%/2/
PORTFOLIO TURNOVER RATE         50%         31%         18%        41%           17%         50%           31%
AVERAGE COMMISSION
 RATE/5/                   $0.0580         N/A         N/A        N/A           N/A     $0.0580           N/A

/1/Commencement of operations of share class.
/2/Annualized.
/3/Neither front-end sales load nor contingent deferred sales load is reflected in total return.
/4/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      12.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INVESTOR A, B OR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                       SMALL CAP GROWTH EQUITY PORTFOLIO

                                                                              INVESTOR B     INVESTOR C
                                   INVESTOR A SHARES                            SHARES         SHARES
                                                                 FOR THE       FOR THE        FOR THE
                                                                  PERIOD        PERIOD         PERIOD
                            YEAR        YEAR        YEAR        9/15/93/1/    1/18/96/1/     9/6/96/1/
                            ENDED       ENDED       ENDED        THROUGH       THROUGH        THROUGH
                           9/30/96     9/30/95     9/30/94       9/30/93       9/30/96        9/30/96
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $ 14.98     $10.12      $10.47         $ 9.96       $ 14.87        $ 19.66
                           -------     ------      ------         ------       -------        -------       ---
Income from investment
 operations
 Net investment income       (0.06)     (0.02)        - -            - -         (0.07)         (0.01)
 Net gain (loss) on
  investments
  (both realized and
  unrealized)                 6.77       4.88       (0.35)          0.51          6.73           1.88
                           -------     ------      ------         ------       -------        -------       ---
  Total from investment
   operations                 6.71       4.86       (0.35)          0.51          6.66           1.87
                           -------     ------      ------         ------       -------        -------       ---
LESS DISTRIBUTIONS
 Distributions from net
  investment income            - -        - -         - -            - -           - -            - -
 Distributions from net
  realized capital gains       - -        - -         - -            - -           - -            - -
                           -------     ------      ------         ------       -------        -------       ---
  Total distributions          - -        - -         - -            - -           - -            - -
                           -------     ------      ------         ------       -------        -------       ---
NET ASSET VALUE AT END OF
 PERIOD                    $ 21.69     $14.98      $10.12         $10.47       $ 21.53        $ 21.53
                           =======     ======      ======         ======       =======        =======       ===
Total return                 44.79%/3/  48.02%/3/   (3.33)%/3/      5.12%/3/     38.27%/3/       9.51%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $27,954     $7,348      $1,620         $   41       $ 6,520        $   329
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 1.33%      1.20%       0.86%          1.13%/2/      2.06%/2/       1.74%/2/
 Before
  advisory/administration
  fee waivers                 1.35%      1.33%       1.42%          1.82%/2/      2.08%/2/       1.76%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                (0.55)%    (0.24)%      0.07%         (0.48)%/2/    (1.34)%/2/     (0.93)%
 Before
  advisory/administration
  fee waivers                (0.57)%    (0.36)%     (0.49)%        (1.17)%/2/    (1.36)%/2/     (0.95)%/2/
PORTFOLIO TURNOVER RATE         89%        74%         89%             9%           89%            89%
AVERAGE COMMISSION
 RATE/4/                   $0.0569        N/A         N/A            N/A       $0.0569        $0.0569

/1/Commencement of operations of share class.
/2/Annualized.
/3/Neither front-end sales load nor contingent deferred sales load is reflected in total return.
/4/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      13.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INVESTOR A OR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         INTERNATIONAL EQUITY PORTFOLIO

                                                                                             INVESTOR B
                                       INVESTOR A SHARES                                       SHARES
                                                                            FOR THE                    FOR THE
                                                                             PERIOD                    PERIOD
                            YEAR        YEAR        YEAR        YEAR       6/02/92/1/     YEAR       10/03/94/1/
                            ENDED       ENDED       ENDED       ENDED       THROUGH       ENDED        THROUGH
                           9/30/96     9/30/95     9/30/94     9/30/93      9/30/92      9/30/96       9/30/95
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $ 13.24     $ 13.40     $ 12.47     $ 9.87        $10.68      $ 13.20       $ 13.35
                           -------     -------     -------     ------        ------      -------       -------
Income from investment
 operations
 Net investment income        0.14        0.11        0.12       0.12          0.09         0.08          0.05
 Net gain (loss) on
  investments
  (both realized and
  unrealized)                 0.81        0.13        1.15       2.59         (0.83)        0.77          0.16
                           -------     -------     -------     ------        ------      -------       -------
  Total from investment
   operations                 0.95        0.24        1.27       2.71         (0.74)        0.85          0.21
                           -------     -------     -------     ------        ------      -------       -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income          (0.16)      (0.04)      (0.09)     (0.11)        (0.07)       (0.15)          - -
 Distributions from net
  realized capital gains     (0.67)      (0.36)      (0.25)       - -           - -        (0.67)        (0.36)
                           -------     -------     -------     ------        ------      -------       -------
  Total distributions        (0.83)      (0.40)      (0.34)     (0.11)        (0.07)       (0.82)        (0.36)
                           -------     -------     -------     ------        ------      -------       -------
NET ASSET VALUE AT END OF
 PERIOD                    $ 13.36     $ 13.24     $ 13.40     $12.47        $ 9.87      $ 13.23       $ 13.20
                           =======     =======     =======     ======        ======      =======       =======
Total return                  7.58%/3/    2.00%/3/   10.24%/3/  27.72%/3/     (6.94)%/3/    6.81%/3/      1.77%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $19,842     $17,721     $14,433     $3,669        $   58      $ 2,692       $ 1,071
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 1.53%       1.40%       1.35%      1.25%         1.20%/2/     2.23%         2.06%/2/
 Before
  advisory/administration
  fee waivers                 1.64%       1.58%       1.54%      1.31%         1.21%/2/     2.34%         2.23%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                 0.45%       0.97%       0.96%      1.27%         2.59%/2/    (0.18)%        0.59%/2/
 Before
  advisory/administration
  fee waivers                 0.34%       0.80%       0.77%      1.21%         2.58%/2/    (0.29)%        0.41%/2/
PORTFOLIO TURNOVER RATE         70%        105%         37%        31%           16%          70%          105%
AVERAGE COMMISSION
 RATE/4/                   $0.0158         N/A         N/A        N/A           N/A      $0.0158           N/A

/1/Commencement of operations of share class.
/2/Annualized.
/3/Neither front-end sales load nor contingent deferred sales load is reflected in total return.
/4/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      14.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INVESTOR A OR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                    INTERNATIONAL EMERGING MARKETS PORTFOLIO

                                                                   INVESTOR
                                INVESTOR A SHARES                  B SHARES
                                                      FOR THE       FOR THE
                                                       PERIOD       PERIOD
                             YEAR        YEAR        6/17/94/1/    7/2/96/1/
                             ENDED       ENDED         ENDED        THROUGH
                            9/30/96     9/30/95       9/30/94       9/30/96
NET ASSET VALUE AT
 BEGINNING OF PERIOD        $  8.18     $10.54         $10.00       $  8.85
                            -------     ------         ------       -------
Income from investment
 operations
 Net investment income         0.02       0.03           0.02           - -
 Net gain (loss) on
  investments (both
  realized and unrealized)     0.52      (2.14)          0.52         (0.16)
                            -------     ------         ------       -------
  Total from investment
   operations                  0.54      (2.11)          0.54         (0.16)
                            -------     ------         ------       -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income             - -      (0.05)           - -           - -
 Distribution from capital      - -      (0.01)           - -           - -
 Distributions from net
  realized capital gains      (0.01)     (0.19)           - -           - -
                            -------     ------         ------       -------
  Total distributions         (0.01)     (0.25)           - -           - -
                            -------     ------         ------       -------
NET ASSET VALUE AT END OF
 PERIOD                     $  8.71     $ 8.18         $10.54       $  8.69
                            =======     ======         ======       =======
Total return                   6.49%/3/ (20.12)%/3/      5.40%/3/     (1.81)%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)     $ 2,996     $2,563         $2,857       $   216
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  2.25%      2.20%          2.15%/2/      2.90%/2/
 Before
  advisory/administration
  fee waivers                  2.35%      2.44%          3.13%/2/      3.00%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  0.45%      1.54%          0.74%         0.17%/2/
 Before
  advisory/administration
  fee waivers                  0.35%      1.30%         (0.24)%/2/     0.07%/2/
PORTFOLIO TURNOVER RATE          44%        75%             4%           44%
AVERAGE COMMISSION RATE/4/  $0.0018        N/A            N/A       $0.0018

/1/Commencement of operations of share class.
/2/Annualized.
/3/Neither front-end sales load nor contingent deferred sales load is reflected in total return.
/4/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      15.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INVESTOR A, B OR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                            SELECT EQUITY PORTFOLIO

                                                                 INVESTOR B    INVESTOR C
                                INVESTOR A SHARES                  SHARES        SHARES
                                                     FOR THE      FOR THE       FOR THE
                                                     PERIOD        PERIOD        PERIOD
                            YEAR        YEAR       10/13/93/1/   3/27/96/1/    9/27/96/1/
                            ENDED       ENDED        THROUGH      THROUGH       THROUGH
                           9/30/96     9/30/95       9/30/94      9/30/96       9/30/96
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $ 11.88     $ 9.92        $ 9.96       $ 12.83       $ 13.52
                           -------     ------        ------       -------       -------
Income from investment
 operations
 Net investment income        0.15       0.20          0.18          0.04           - -
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                 2.07       2.06         (0.03)         0.73          0.02
                           -------     ------        ------       -------       -------
  Total from investment
   operations                 2.22       2.26          0.15          0.77          0.02
                           -------     ------        ------       -------       -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income          (0.15)     (0.18)        (0.19)        (0.06)          - -
 Distributions from net
  realized capital gains     (0.39)     (0.12)          - -           - -           - -
                           -------     ------        ------       -------       -------
  Total distributions        (0.54)     (0.30)        (0.19)        (0.06)          - -
                           -------     ------        ------       -------       -------
NET ASSET VALUE AT END OF
 PERIOD                    $ 13.56     $11.88        $ 9.92       $ 13.54       $ 13.54
                           =======     ======        ======       =======       =======
Total return                 19.23%/3/  23.29%/3/      1.54%/3/      6.58%/3/      0.15%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $ 6,228     $3,808        $  601       $ 1,196       $    50
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 1.21%      1.12%         1.05%/2/      1.92%/2/      0.00%/2/
 Before
  advisory/administration
  fee waivers                 1.34%      1.30%         1.34%/2/      2.04%/2/      0.00%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                 1.24%      1.91%         1.89%/2/      0.59%/2/      0.00%/2/
 Before
  advisory/administration
  fee waivers                 1.11%      1.73%         1.60%/2/      0.46%/2/      0.00%/2/
PORTFOLIO TURNOVER RATE        .55%        51%           88%           55%           55%
AVERAGE COMMISSION
 RATE/4/                   $0.0487        N/A           N/A       $0.0487       $0.0487

/1/Commencement of operations of share class.
/2/Annualized.
/3/Neither front-end sales load nor contingent deferred sales load is reflected in total return.
/4/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      16.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INVESTOR A, B OR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             INDEX EQUITY PORTFOLIO

                                                                                            INVESTOR B        INVESTOR C
                                       INVESTOR A SHARES                                      SHARES            SHARES
                                                                                FOR THE      FOR THE           FOR THE
                                                                                 PERIOD       PERIOD            PERIOD
                            YEAR            YEAR        YEAR        YEAR       7/29/92/1/   2/7/96/1/         8/14/96/1/
                            ENDED           ENDED       ENDED       ENDED       THROUGH      THROUGH           THROUGH
                           9/30/96         9/30/95     9/30/94     9/30/93      9/30/92      9/30/96           9/30/96
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $ 13.58         $10.93      $11.02      $10.06        $10.07      $ 13.20           $ 13.47
                           -------         ------      ------      ------        ------      -------           -------
Income from investment
 operations
 Net investment income        0.27           0.34        0.25        0.27          0.10         0.08              0.02
 Net gain (loss) on
  investments
  (both realized and
  unrealized)                 2.09           2.73        0.04        0.96         (0.01)        0.77              0.50
                           -------         ------      ------      ------        ------      -------           -------
  Total from investment
   operations                 2.36           3.07        0.29        1.23          0.09         0.85              0.52
                           -------         ------      ------      ------        ------      -------           -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income          (0.28)         (0.30)      (0.27)      (0.27)        (0.10)       (0.12)            (0.06)
 Distributions from net
  realized capital gains     (1.70)         (0.12)      (0.11)        - -           - -          - -               - -
                           -------         ------      ------      ------        ------      -------           -------
  Total distributions        (1.98)         (0.42)      (0.38)      (0.27)        (0.10)       (0.12)              - -
                           -------         ------      ------      ------        ------      -------           -------
NET ASSET VALUE AT END OF
 PERIOD                    $ 13.96         $13.58      $10.93      $11.02        $10.06      $ 13.93           $ 13.93
                           =======         ======      ======      ======        ======      =======           =======
Total return                 19.31%/3/      28.77%/3/    2.66%/3/   12.33%/3/      0.91%/3/     6.50%/3/          3.90%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $12,752         $6,501      $2,632      $1,263        $   56      $ 2,904           $   432
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 0.65%/4/       0.61%       0.55%       0.49%         0.45%/2/     1.38%/2/          1.25%/2/
 Before
  advisory/administration
  fee waivers                 0.97%          0.95%       0.92%       0.61%         0.64%/2/     1.60%/2/,/4/      1.43%/2/,/4/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                 1.81%          2.44%       2.35%       2.48%         2.85%/2/     0.93%/2/          0.71%/2/
 Before
  advisory/administration
  fee waivers                 1.49%          2.10%       1.98%       2.36%         2.66%/2/     0.71%/2/          0.53%/2/
PORTFOLIO TURNOVER RATE         18%/5/,/6/     18%         17%          8%           23%          18%/5/,/6/        18%/5/,/6/
AVERAGE COMMISSION RATE    $0.0319/5/,/6/     N/A         N/A         N/A           N/A      $0.0319/5/,/6/    $0.0319/5/,/6/

/1/Commencement of operations of share class.
/2/Annualized.
/3/Neither front-end sales load nor contingent deferred sales load is reflected in total return.
/4/Including expenses allocated from The U.S. Large Company Series of The DFA Investment Trust Company of 0.13%.
/5/For the period from October 1, 1995 through May 31, 1996.
/6/See footnotes to the financial statements of The DFA Investment Trust
Company.

                                      17.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INVESTOR A OR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                               BALANCED PORTFOLIO

                                               INVESTOR A SHARES

                                                                                                     FOR THE
                                                                                                      PERIOD
                            YEAR        YEAR        YEAR         YEAR        YEAR        YEAR       5/14/90/1/
                            ENDED       ENDED       ENDED        ENDED       ENDED       ENDED       THROUGH
                           9/30/96     9/30/95     9/30/94      9/30/93     9/30/92     9/30/91      9/30/90
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $ 13.73     $ 11.98     $ 12.42      $ 11.53     $10.82      $ 9.13        $10.00
                           -------     -------     -------      -------     ------      ------        ------
Income from investment
 operations
 Net investment income        0.40        0.43        0.32         0.30       0.34        0.38          0.12
 Net realized gain (loss)
  on investments              1.49        1.88       (0.38)        1.14       1.22        1.77         (0.88)
                           -------     -------     -------      -------     ------      ------        ------
  Total from investment
   operations                 1.89        2.31       (0.06)        1.44       1.56        2.15         (0.76)
                           -------     -------     -------      -------     ------      ------        ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income          (0.39)      (0.42)      (0.32)       (0.29)     (0.39)      (0.34)        (0.11)
 Distributions from net
  realized capital gains     (0.13)      (0.14)      (0.06)       (0.26)     (0.46)      (0.12)          - -
                           -------     -------     -------      -------     ------      ------        ------
  Total distributions        (0.52)      (0.56)      (0.38)       (0.55)     (0.85)      (0.46)        (0.11)
                           -------     -------     -------      -------     ------      ------        ------
NET ASSET VALUE AT END OF
 PERIOD                    $ 15.10     $ 13.73     $ 11.98      $ 12.42     $11.53      $10.82        $ 9.13
                           =======     =======     =======      =======     ======      ======        ======
Total return                 13.98%/3/   19.86%/3/   (0.50)%/3/   12.80%/3/  15.17%/3/   24.04%/3/     (7.64)%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period
  (in thousands)           $71,899     $67,892     $62,307      $39,529     $8,481      $4,265        $3,960
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 1.19%       1.07%       1.05%        0.91%      0.95%       1.15%         1.15%/2/
 Before
  advisory/administration
  fee waivers                 1.30%       1.28%       1.31%        1.09%      1.51%       1.86%         1.90%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                 2.75%       3.38%       2.77%        2.79%      3.28%       3.70%         3.07%/2/
 Before
  advisory/administration
  fee waivers                 2.65%       3.16%       2.51%        2.61%      2.72%       2.99%         2.32%/2/
PORTFOLIO TURNOVER RATE        275%        154%         54%          32%        36%         45%           37%
AVERAGE COMMISSION
 RATE/4/                   $0.0599         N/A         N/A          N/A        N/A         N/A           N/A
                               INVESTOR B
                                 SHARES
                                         FOR THE
                                         PERIOD
                            YEAR       10/03/94/1/
                            ENDED        THROUGH
                           9/30/96       9/30/95
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $ 13.69       $11.95
                           ----------- -------------
Income from investment
 operations
 Net investment income        0.31         0.33
 Net realized gain (loss)
  on investments              1.47         1.93
                           ----------- -------------
  Total from investment
   operations                 1.78         2.26
                           ----------- -------------
LESS DISTRIBUTIONS
 Distributions from net
  investment income          (0.30)       (0.38)
 Distributions from net
  realized capital gains     (0.13)       (0.14)
                           ----------- -------------
  Total distributions        (0.43)       (0.52)
                           ----------- -------------
NET ASSET VALUE AT END OF
 PERIOD                    $ 15.04       $13.69
                           =========== =============
Total return                 13.14%/3/    19.38%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period
  (in thousands)           $ 7,333       $3,124
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 1.98%        1.72%/2/
 Before
  advisory/administration
  fee waivers                 2.09%        1.94%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                 1.99%        2.71%/2/
 Before
  advisory/administration
  fee waivers                 1.88%        2.49%/2/
PORTFOLIO TURNOVER RATE        275%         154%/2/
AVERAGE COMMISSION
 RATE/4/                   $0.0599          N/A

/1/Commencement of operations of share class.
/2/Annualized.
/3/Neither front-end sales load nor contingent deferred sales load is reflected in total return.
/4/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      18.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS?
--------------------------------------------------------------------------------

               The COMPASS CAPITAL FUND Family consists of 30 portfolios and has been structured to include many different investment styles so that investors may participate across multiple disciplines in order to seek their long-term financial goals.

               The Equity Portfolios of COMPASS CAPITAL FUNDS consist of eleven investment portfolios that provide investors with a broad spectrum of investment alternatives within the equity sector. Eight of these Portfolios invest primarily in U.S. stocks, two Portfolios invest in non-U.S. international stocks and one Portfolio invests in a combination of U.S. stocks and bonds.

               In certain investment cycles and over certain holding periods, an equity fund that invests according to a "value" style or a "growth" style may perform above or below the market. An in-vestment program that combines these multiple disciplines al-lows investors to select from among these various product op-tions in the way that most closely fits the investor's invest-ment goals and sentiments.

INVESTMENT     Each of the eleven Compass Capital Equity Portfolios seeks to
OBJECTIVES     provide long-term Capital Appreciation.

               The Select Equity, Large Cap Value Equity and Mid-Cap Value Eq-uity Portfolios pursue a secondary objective of Current Income from dividends.

               The Balanced Portfolio pursues a secondary objective of Current Income from an allocation to fixed income securities.

               To meet its investment objective, each Portfolio employs a spe-cific investment style, as described on the following two pages. No assurance can be given that a Portfolio will achieve its investment objective.

                                      19.

--------------------------------------------------------------------------------
WHAT ARE THE DIFFERENCES AMONG THE PORTFOLIOS?
--------------------------------------------------------------------------------

      COMPASS                                                             PERFORMANCE
    CAPITAL FUND        INVESTMENT STYLE          PORTFOLIO EMPHASIS       BENCHMARK*
 Large Cap Value    Pursues equity             Stocks with               Russell 1000
 Equity             securities (defined as     price/earnings and        Value Index
                    common stocks or           price/book ratios at time
                    securities convertible     of purchase below average
                    into common stocks)        for benchmark and
                    which the sub-adviser      capitalization in excess
                    believes are               of $5 billion.
                    undervalued. A
                    security's earnings
                    trend and its dividend
                    growth rate will also be
                    factors considered in
                    security selection.
 Large Cap Growth   Pursues stocks with        Stocks with growth rate   Russell 1000
 Equity             earnings growth            estimates in excess of    Growth Index
                    potential. Emphasizes      average for benchmark and
                    stocks which the sub-      capitalization in excess
                    adviser considers to       of $5 billion.
                    have favorable and
                    above-average earnings
                    growth prospects.
 Mid-Cap            Pursues mid cap stocks     Stocks with low           Russell Midcap
 Value Equity       and sectors which the      price/earnings,           Value Index
                    sub-adviser believes are   price/book, price/cash
                    undervalued. A             flow or price/sales
                    security's earnings        ratios at the time of
                    trend and its dividend     purchase relative to
                    growth rate will also be   their respective sectors
                    factors considered in      or the benchmark and
                    security selection.        capitalization between $1
                                               billion and $5 billion.
 Mid-Cap Growth     Pursues mid cap stocks     Stocks with growth rate   Russell Midcap
 Equity             with earnings growth       estimates in excess of    Growth Index
                    potential. Emphasizes      average for benchmark and
                    stocks which the sub-      capitalization between $1
                    adviser considers to       billion and $5 billion.
                    have favorable and
                    above-average earnings
                    growth prospects.
 Small Cap Value    Pursues small cap stocks   Stocks with               Russell 2000
 Equity             which the sub-adviser      price/earnings and        Value Index
                    believes are               price/book ratios at time
                    undervalued. A             of purchase below average
                    security's earnings        for benchmark and
                    trend and its dividend     capitalization below $1
                    growth rate will also be   billion.
                    factors considered in
                    security selection.
 Small Cap Growth   Pursues small cap stocks   Stocks with growth rate   Russell 2000
 Equity             with earnings growth       estimates in excess of    Growth Index
                    potential. Emphasizes      average for benchmark and
                    small cap stocks which     capitalization below $1
                    the sub-adviser            billion.
                    considers to have
                    favorable and above-
                    average earnings growth
                    prospects.
 International      Pursues non-dollar         Portfolio assets are      EAFE Index
 Equity             denominated stocks of      primarily invested in
                    issuers in countries       international stocks.
                    included in the Morgan
                    Stanley Capital            Stocks with
                    International Europe,      price/earnings ratios
                    Australia and the Far      below average for a
                    East Index ("EAFE").       security's home market or
                    Within this universe, a    stock exchange.
                    value style of investing
                    is employed to select      Diversification across
                    stocks which the sub-      countries, industry
                    adviser believes are       groups and companies with
                    undervalued. A             investment at all times
                    security's earnings        in at least three foreign
                    trend and its price        countries.
                    momentum will also be
                    factors considered in
                    security selection. The
                    sub-adviser will also
                    consider macroeconomic
                    factors such as the
                    prospects for relative
                    economic growth among
                    certain foreign
                    countries, expected
                    levels of inflation,
                    government policies
                    influencing business
                    conditions and the
                    outlook for currency
                    relationships.

*For more information on a Portfolio's benchmark, see the Appendix at the back of this Prospectus.

                                      20.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      COMPASS                                                             PERFORMANCE
    CAPITAL FUND        INVESTMENT STYLE          PORTFOLIO EMPHASIS      BENCHMARK*
 International      Pursues non-dollar         Portfolio assets are      MSCI Emerging
 Emerging Markets   denominated stocks of      primarily invested in     Markets Free
                    issuers in emerging        stocks of emerging market Index
                    country markets            issuers.
                    (generally any country
                    considered to be           Stocks with
                    emerging or developing     price/earnings ratios
                    by the World Bank, the     below average for a
                    International Finance      security's home market or
                    Corporation or the         stock exchange.
                    United Nations). Within
                    this universe, a value     Ordinarily, stocks of
                    style of investing is      issuers in at least three
                    employed to select         emerging markets will be
                    stocks which the sub-      held.
                    adviser believes are
                    undervalued. The sub-
                    adviser will also
                    consider macroeconomic
                    factors such as the
                    prospects for relative
                    economic growth among
                    certain foreign
                    countries, expected
                    levels of inflation,
                    government policies
                    influencing business
                    conditions and the
                    outlook for currency
                    relationships.
 Select Equity      Combines value and         Similar sector weightings S&P 500 Index
                    growth style as sub-       as benchmark, with over-
                    adviser identifies         or under-weighting in
                    market opportunity.        particular securities
                                               within those sectors.
 Index Equity       Invests all of its         The Index Master          S&P 500 Index
                    assets indirectly,         Portfolio holds
                    through the U.S. Large     substantially all the
                    Company Series (the        stocks of the S&P 500
                    "Index Master              Index in approximately
                    Portfolio") of The DFA     the same proportions as
                    Investment Trust           they are represented in
                    Company, in the stocks     the Index.
                    of the S&P 500 Index
                    using a passive
                    investment style that
                    pursues the replication
                    of the S&P 500 Index
                    return.
 Balanced           Holds a blend of equity    Maintains a minimum 25%   S&P 500 and
                    and fixed income           investment in fixed       Salomon Broad
                    securities to deliver      income senior securities. Investment
                    total return through                                 Grade Index
                    capital appreciation and
                    current income.
                    Equity Portion: Combines   Equity Portion:
                    value and growth style     Similar sector weightings
                    as sub-adviser             as benchmark, with over-
                    identifies market          or under- weighting in
                    opportunity.               particular securities
                                               within those sectors.
                    Fixed Income Portion:      Fixed Income Portion:
                    Combines sector rotation   Dollar-denominated
                    and security selection     investment grade bonds,
                    across a broad universe    including U.S.
                    of fixed income            Government, mortgage-
                    securities.                backed, asset-backed and
                                               corporate debt
                                               securities.

*For more information on a Portfolio's benchmark, see the Appendix at the back of this Prospectus.

                                      21.

-------------------------------------------------------------------------------
WHAT ADDITIONAL INVESTMENT POLICIES AND RISKS APPLY?
-------------------------------------------------------------------------------

The discussion below applies to each of the Portfolios (and, with respect to the Index Equity Portfolio, its investment in the Index Master Portfolio) un-less otherwise noted.

EQUITY SECURITIES. During normal market conditions each Portfolio, except the Balanced Portfolio, will normally invest at least 80% of the value of its to-tal assets in equity securities. The Portfolios will invest primarily in eq-uity securities of U.S. issuers, except the International Equity and Interna-tional Emerging Markets Portfolios, which will invest primarily in foreign is-suers. Equity securities include common stock and preferred stock (including convertible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity inter-ests in trusts and partnerships; and depositary receipts.

ADRS, EDRS AND GDRS. Each Portfolio (other than the Index Master Portfolio) may invest in both sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Con-tinental Depository Receipts, are receipts issued in Europe, typically by for-eign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for spon-sored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Investments in ADRs, EDRs and GDRs present additional investment considera-tions as described below under "International Portfolios."

OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment objective, each Portfolio (other than the Index Master Portfolio) may write covered call options, buy put options, buy call options and write secured put options for the purpose of hedging or earning additional income, which may be deemed speculative or, with respect to the International Equity and Interna-tional Emerging Markets Portfolios, cross-hedging. These options may relate to particular securities, securities indices, or the yield differential between two securities, or, in the case of the International Equity and International Emerging Markets Portfolios, foreign currencies, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. A Portfolio will not purchase put and call options when the ag-gregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections af-forded purchasers of listed options issued by the Options Clearing Corpora-tion, which performs the obligations of its members if they default.

To the extent consistent with its investment objective, each Portfolio may also invest in futures contracts and options on futures contracts to commit funds awaiting investment in stocks or maintain cash liquidity or, except with respect to the Index Master Portfolio, for other hedging purposes. The value of a Portfolio's contracts may equal or exceed 100% of its total assets, al-though a Portfolio will not purchase or sell a futures contract unless immedi-ately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

Futures contracts obligate a Portfolio, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. A Portfolio may sell a futures contract in order to

                                      22.
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offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. A Portfolio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, a Portfolio may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

A Portfolio may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Portfolio sells an option on a futures contract, it becomes ob-ligated to sell or buy a futures contract if the option is exercised. In con-nection with a Portfolio's position in a futures contract or related option, the Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

The primary risks associated with the use of futures contracts and options are
(a) the imperfect correlation between the change in market value of the instru-ments held by a Portfolio and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the re-sulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; and (d) a sub-adviser's inability to predict correctly the direction of securities pric-es, interest rates, currency exchange rates and other economic factors. For further discussion of risks involved with domestic and foreign futures and op-tions, see the Statement of Additional Information.

The Fund intends to comply with the regulations of the Commodity Futures Trad-ing Commission exempting the Portfolios from registration as a "commodity pool operator."

LIQUIDITY MANAGEMENT. Pending investment, to meet anticipated redemption re-quests, or as a temporary defensive measure if its sub-adviser determines that market conditions warrant, each Portfolio other than the Index Master Portfolio may also invest without limitation in high quality money market instruments. The Balanced Portfolio may also invest in these securities in furtherance of its investment objective. The Index Master Portfolio may invest a portion of its assets, normally not more than 5% of its net assets, in certain short-term fixed income obligations in order to maintain liquidity or to invest temporar-ily uncommitted cash balances.

High quality money market instruments include U.S. government obligations, U.S. government agency obligations, dollar denominated obligations of foreign is-suers, bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obli-gations of supranational organizations. Generally, such obligations will mature within one year from the date of settlement, but may mature within two years from the date of settlement. Under a repurchase agreement, a Portfolio agrees to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price. Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose a Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio (other than the Index Master Portfolio) may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transac-tions involve a commitment by a Portfolio to purchase or sell particular secu-rities with payment and delivery taking place at a future date (perhaps one or two months later), and permit a Portfolio to lock in a price or yield on a se-curity it owns or intends to purchase, regardless of future changes in interest rates or market action. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securi-ties delivery takes place. Each Portfolio's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets ab-sent unusual market conditions.

                                      23.
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REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS. Each Portfolio is autho-
rized to borrow money. If the securities held by a Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the de-cline in value suffered by the Portfolio's securities. Borrowings may be made by each Portfolio through reverse repurchase agreements under which the Portfo-lio sells portfolio securities to financial institutions such as banks and bro-ker-dealers and agrees to repurchase them at a particular date and price. A Portfolio may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agree-ment. The Index Master Portfolio does not intend to invest in reverse repur-chase agreements. The Balanced Portfolio may utilize reverse repurchase agree-ments when it is anticipated that the interest income to be earned from the in-vestment of the proceeds of the transaction is greater than the interest ex-pense of the transaction. This use of reverse repurchase agreements may be re-garded as leveraging and, therefore, speculative. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the pro-ceeds will be less than the interest expense, that the market value of the se-curities sold by a Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase and that the securities may not be re-turned to the Portfolio. During the time a reverse repurchase agreement is out-standing, a Portfolio will maintain a segregated account with the Fund's custo-dian containing cash, U.S. Government or other appropriate liquid securities having a value at least equal to the repurchase price. A Portfolio's reverse repurchase agreements, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets (33% in the case of the Index Master Portfolio). In addition, the Balanced Portfolio may borrow up to an additional 5% of its total assets for temporary purposes. Whenever borrowings exceed 5% of a Portfolio's total assets, the Portfolios (other than the Index Master Portfolio and the Balanced Portfolio) will not make any in-vestments.

INVESTMENT COMPANIES. In connection with the management of their daily cash po-sitions, the Portfolios (other than the Index Master Portfolio) may invest in securities issued by other investment companies which invest in short-term debt securities and which seek to maintain a $1.00 net asset value per share. Such Portfolios may also invest in securities issued by other investment companies with similar investment objectives. The International Equity and International Emerging Markets Portfolios may purchase shares of investment companies invest-ing primarily in foreign securities, including so-called "country funds." Coun-try funds have portfolios consisting exclusively of securities of issuers lo-cated in one foreign country. The Index Equity Portfolio may also invest in Standard & Poor's Depository Receipts (SPDRs) and shares of other investment companies that are structured to seek a similar correlation to the performance of the S&P 500 Index. Securities of other investment companies will be acquired within limits prescribed by the Investment Company Act of 1940 (the "1940 Act"). As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addi-tion to the expenses each bears directly in connection with its own operations.

SECURITIES LENDING. A Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or (ex-cept for the Index Master Portfolio) irrevocable bank letters of credit main-tained on a current basis equal in value to at least the market value of the loaned securities. A Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securities loans involve risks of delay in re-ceiving additional collateral or in recovering the loaned securities, or possi-bly loss of rights in the collateral if the borrower of the securities becomes insolvent.

ILLIQUID SECURITIES. No Portfolio will knowingly invest more than 15% (10% with respect to the Index Master Portfolio) of the value of its net assets in secu-rities that are illiquid. Variable and floating rate instruments that cannot be disposed of within seven days, and repurchase agreements and time deposits that do not provide for payment within seven days after notice, without taking a re-duced price, are subject to these limits. Each Portfolio may purchase securi-ties which are not registered under the Securities Act of 1933 (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933

                                      24.

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Act. These securities will not be considered illiquid so long as it is deter-
mined by the adviser or sub-adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified insti-tutional buyers become uninterested in purchasing these restricted securities.

SMALL CAP AND MID-CAP PORTFOLIOS. Under normal market conditions, the Small Cap Growth Equity Portfolio and Small Cap Value Equity Portfolio will invest at least 90% (and in any event at least 65%) of their respective total assets in equity securities of smaller-capitalized organizations (less than $1 billion at the time of purchase). Similarly, the Mid-Cap Value Equity Portfolio and Mid-Cap Growth Equity Portfolio will invest, under normal market conditions, at least 90% (and in any event at least 65%) of their respective total assets in equity securities of medium-capitalized organizations (between $1 billion and $5 billion at the time of purchase). These organizations will normally have more limited product lines, markets and financial resources and will be depen-dent upon a more limited management group than larger capitalized companies.

INDEX EQUITY AND INDEX MASTER PORTFOLIOS. During normal market conditions, the Index Master Portfolio (in which all of the assets of the Index Equity Portfo-lio are invested) invests at least 95% of the value of its total assets in se-curities included in the Standard & Poor's 500(R) Composite Stock Price Index (the "S&P 500 Index")*. The Index Master Portfolio intends to invest in all of the stocks that comprise the S&P 500 Index in approximately the same propor-tions as they are represented in the Index. The Portfolio operates as an index portfolio and, therefore, is not actively managed (through the use of economic, financial or market analysis), and adverse performance will ordinarily not re-sult in the elimination of a stock from the Portfolio. The Portfolio will re-main fully invested in common stocks even when stock prices are generally fall-ing. Ordinarily, portfolio securities will not be sold except to reflect addi-tions or deletions of the stocks that comprise the S&P 500 Index, including mergers, reorganizations and similar transactions and, to the extent necessary, to provide cash to pay redemptions of the Portfolio's shares. The investment performance of the Index Master Portfolio and the Index Equity Portfolio is ex-pected to approximate the investment performance of the S&P 500 Index, which tends to be cyclical in nature, reflecting periods when stock prices generally rise or fall.

Neither the Index Equity Portfolio nor the Index Master Portfolio are spon-sored, endorsed, sold or promoted by S&P. S&P makes no representation or war-ranty, express or implied, to the owners of the Index Equity Portfolio or the Index Master Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Index Equity Portfolio or the Index Master Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Index Equity Portfolio and the Index Master Portfolio is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Index Equity Portfolio or the Index Master Portfolio. S&P has no obligation to take the needs of the In-dex Equity Portfolio or the Index Master Portfolio or their respective owners into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Index Equity Portfolio or the Index Master Portfolio or the timing of the issuance or sale of the Index Equity Portfolio or the In-dex Master Portfolio or in the determination or calculation of the equation by which the Index Equity Portfolio or the Index Master Portfolio is to be con-verted into cash. S&P has no obligation or liability in connection with the ad-ministration, marketing or trading of the Index Equity Portfolio or Index Mas-ter Portfolio.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 IN-DEX OR ANY DATA INCLUDED THEREIN, AND S&P SHALL HAVE NO LIABILITY FOR ANY ER-RORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IM-PLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P
------
* "Standard & Poor's(R)," "S&P(R)," "S&P500(R)," "Standard & Poor's 500(R)" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund and The DFA Investment Trust Company.

                                      25.

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MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES
OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

INTERNATIONAL PORTFOLIOS. During normal market conditions, the International Equity Portfolio and International Emerging Markets Portfolio (the "Interna-tional Portfolios") will invest at least 90% (and in any event at least 65%) of their total assets in equity securities of foreign issuers. Investing in for-eign securities involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Portfolio that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

A Portfolio's investments in foreign securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or as-sets, or imposition of (or change in) exchange control regulations. In addi-tion, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Portfolio's operations.

In general, less information is publicly available with respect to foreign is-suers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting require-ments applicable to issuers in the United States. While the volume of transac-tions effected on foreign stock exchanges has increased in recent years, it re-mains appreciably below that of the New York Stock Exchange. Accordingly, a Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addi-tion, there is generally less government supervision and regulation of securi-ties exchanges, brokers and issuers in foreign countries than in the United States.

The expense ratios of the International Equity and International Emerging Mar-kets Portfolios can be expected to be higher than those of Portfolios investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

As stated, the International Emerging Markets Portfolio will invest its assets in countries with emerging economies or securities markets. These countries may include Argentina, Brazil, Bulgaria, Chile, China, Colombia, The Czech Repub-lic, Ecuador, Egypt, Greece, Hungary, India, Indonesia, Israel, Lebanon, Malay-sia, Mexico, Morocco, Peru, The Philippines, Poland, Romania, Russia, South Af-rica, South Korea, Taiwan, Thailand, Tunisia, Turkey, Venezuela, Vietnam and Zimbabwe. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more devel-oped countries. Some of these countries may have in the past failed to recog-nize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to a Portfolio of addi-tional investments in emerging market countries. The small size and inexperi-ence of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult to assess the value or prospects of an investment in such issuers.

                                      26.
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The International Equity Portfolio invests primarily in equity securities of issuers located in countries included in EAFE. Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Malaysia, Spain, Sweden, Switzerland and the United Kingdom are currently included in EAFE. From time to time the International Eq-uity Portfolio may invest more than 25% of its total assets in the securities of issuers located in Japan. Investments of 25% or more of the Portfolio's to-tal assets in this or any other country will make the Portfolio's performance more dependent upon the political and economic circumstances of a particular country than a mutual fund that is more widely diversified among issuers in different countries. For example, in the past events in the Japanese economy as well as social developments and natural disasters have affected Japanese secu-rities and currency markets, and have periodically disrupted the relationship of the Japanese yen with other currencies and with the U.S. dollar.

The International Equity and International Emerging Markets Portfolios may (but are not required to) use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the European Currency Unit) relative to the U.S. dollar in connection with specific portfo-lio transactions or with respect to portfolio positions. A forward foreign cur-rency exchange contract involves an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Foreign currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Portfolio to establish a rate of ex-change for a future point in time.

BALANCED PORTFOLIO. Fixed income securities purchased by the Balanced Portfolio may include domestic and dollar-denominated foreign debt securities, including bonds, debentures, notes, equipment lease and trust certificates, mortgage-re-lated and asset-backed securities, guaranteed investment contracts (GICs), ob-ligations issued or guaranteed by the U.S. Government or its agencies or in-strumentalities and state and local municipal obligations. These securities will be rated at the time of purchase within the four highest rating groups as-signed by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Rat-ings Group ("S&P") or another nationally recognized statistical rating organi-zation. If unrated, the securities will be determined at the time of purchase to be of comparable quality by the sub-adviser. Securities rated "Baa" by Moody's or "BBB" by S&P, respectively, are generally considered to be invest-ment grade although they have speculative characteristics. If a fixed income security is reduced below Baa by Moody's or BBB by S&P, the Portfolio's sub-adviser will dispose of the security in an orderly fashion as soon as practica-ble. Investments in securities of foreign issuers, which present additional in-vestment considerations as described above under "International Portfolios," will be limited to 5% of the Portfolio's total assets.

The Balanced Portfolio may make significant investments in residential and com-mercial mortgage-related and other asset-backed securities (i.e., securities backed by home equity loans, installment sale contracts, credit card receiv-ables or other assets) issued by governmental entities and private issuers.

The Balanced Portfolio may acquire several types of mortgage-related securi-ties, including guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, adjustable rate mortgage-related securities ("ARMs") and collateralized mortgage obliga-tions ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Is-suers of CMOs frequently elect to be taxed as a pass-through entity known as real estate mortgage investment conduits, or REMICs. CMOs are issued in multi-ple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other clas-ses having an earlier stated maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which only accrue in-terest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities. They may also include planned amortization classes ("PACs") which generally require, within certain limits, that specified amounts of principal be applied on each payment date, and generally exhibit less yield and market volatility than other classes.

                                      27.

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Non-mortgage asset-backed securities involve risks that are not presented by mortgage-related securities. Primarily, these securities do not have the bene-fit of the same security interest in the underlying collateral. Credit card re-ceivables are generally unsecured, and the debtors are entitled to the protec-tion of a number of state and Federal consumer credit laws which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

The yield and maturity characteristics of mortgage-related and other asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time be-cause the underlying assets (i.e., loans) generally may be prepaid at any time. The average life of a mortgage-related instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools under-lying the securities as the result of scheduled principal payments and mortgage prepayments. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to ex-perience substantial prepayments.

The relationship between prepayments and interest rates may give some high-yielding asset-backed securities less potential for growth in value than con-ventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by the Balanced Portfolio will gener-ally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, an asset-backed security's total return and maturity may be difficult to predict precisely. To the extent that the Balanced Portfolio purchases asset-backed securities at a premium, prepayments (which may be made without penalty) may result in loss of the Balanced Portfolio's principal investment to the extent of premium paid.

The Balanced Portfolio may from time to time purchase in the secondary market certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. (or Sears Mortgage if PNC Mortgage Securities Corp. succeeded to rights and duties of Sears Mortgage) or mortgage-related securi-ties containing loans or mortgages originated by PNC Bank, National Association ("PNC Bank") or its affiliates. It is possible that, under some circumstances, PNC Mortgage Securities Corp. or its affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage Securities Corp. or its affili-ates.

The Balanced Fund may also purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury. Others are supported by the right of the issuer to borrow from the U.S. Treasury; and still others are sup-ported only by the credit of the agency or instrumentality issuing the obliga-tion. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Certain U.S. Treasury and agency securities may be held by trusts that issue participation certificates (such as Treasury income growth receipts ("TIGRs") and certificates of accrual on Treasury certificates ("CATs")). The Balanced Portfolio may purchase these certificates, as well as Treasury receipts and other stripped securities, which represent beneficial ownership interests in either future interest payments or the future principal payments on U.S. Government obligations. These instruments are issued at a dis-count to their "face value" and may (particularly in the case of stripped mort-gage-backed securities) exhibit greater price volatility than ordinary debt se-curities because of the manner in which their principal and interest are re-turned to investors.

The Balanced Portfolio may also purchase zero-coupon bonds (i.e., discount debt obligations that do not make periodic interest payments) and state and local government obligations. Zero-coupon bonds are subject

                                      28.

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to greater market fluctuations from changing interest rates than debt obliga-
tions of comparable maturities which make current distributions of interest. Municipal obligations may be purchased when the Portfolio's sub-adviser be-lieves that their return, on a pre-tax basis, will be comparable to the returns of other permitted investments. Dividends paid by the Portfolio that are de-rived from interest on municipal obligations will be taxable to shareholders.

To take advantage of attractive opportunities in the mortgage market and to en-hance current income, the Balanced Portfolio may enter into dollar roll trans-actions. A dollar roll transaction involves a sale by the Portfolio of a mort-gage-backed or other security concurrently with an agreement by the Portfolio to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated ma-turity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period be-tween the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Portfolio, and the income from these investments will generate income for the Portfolio. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Portfolio compared with what the performance would have been without the use of dollar rolls. At the time that the Portfolio enters into a dollar roll transaction, it will place in a segregated account maintained with its custodian cash, U.S. Government securities or other liquid securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that its value is maintained. The Portfolio's dollar rolls, together with its reverse repurchase agreements and other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets.

Dollar roll transactions involve the risk that the market value of the securi-ties the Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the Portfo-lio sells securities becomes insolvent, the Portfolio's right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the sub-adviser's ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be success-fully employed.

The Balanced Portfolio may enter into interest rate swaps and may purchase or sell interest rate caps and floors. The Portfolio may enter into these transac-tions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique or to protect against an increase in the price of securities the Portfolio anticipates pur-chasing at a later date. The Portfolio intends to use these transactions as a hedge and not as a speculative investment.

Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of inter-est on a notional principal amount from the party selling such interest rate floor.

The Balanced Portfolio may purchase rated and unrated variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the Indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Although the Portfolio does not currently intend to do so under current market conditions, the Portfolio may invest up to 10% of its total assets in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate of an inverse floater re-sets in the opposite direction from the market rate of interest to which it is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the

                                      29.

--------------------------------------------------------------------------------
magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Unrated variable and floating rate instruments will be comparable in quality to investment grade securities as determined by the Port-folio's sub-advisers. The absence of an active secondary market with respect to particular variable and floating rate instruments, however, could make it dif-ficult for the Portfolio to dispose of a variable or floating rate instrument if the issuer defaulted on its payment obligation or during periods when the Portfolio is not entitled to exercise its demand rights.

The Portfolio may only make short sales of securities "against-the-box." A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales both as a form of hedging to offset potential declines in long positions in similar securities and in order to maintain port-folio flexibility. In a short sale "against-the-box," at the time of sale, the Portfolio owns or has the immediate and unconditional right to acquire the identical security at no additional cost. When selling short "against-the-box," the Portfolio forgoes an opportunity for capital appreciation in the security.

The market value of the Balanced Portfolio's investments in fixed income secu-rities will change in response to changes in interest rates and the relative financial strength of each issuer. During periods of falling interest rates, the values of long-term fixed income securities generally rise. Conversely, during periods of rising interest rates the values of such securities generally decline. Changes in the financial strength of an issuer or changes in the rat-ings of any particular security may also affect the value of these investments.

PORTFOLIO TURNOVER RATES. Under normal market conditions, it is expected that the annual portfolio turnover rate for the Mid-Cap Value Equity and Mid-Cap Growth Equity Portfolios will not exceed 100%. The past portfolio turnover rates of the other Portfolios are set forth above under "What Are The Portfo-lios' Financial Highlights?" A Portfolio's annual portfolio turnover rate will not be a factor preventing a sale or purchase when the adviser or sub-adviser believes investment considerations warrant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates will generally result in higher transaction costs to a Portfolio and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income.

                                      30.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS' FUNDAMENTAL INVESTMENT LIMITATIONS?
--------------------------------------------------------------------------------

A Portfolio's (other than the Index Master Portfolio) investment objective and policies may be changed by the Fund's Board of Trustees without shareholder ap-proval. However, shareholders will be given at least 30 days' notice before any change to a Portfolio's investment objective. The investment objective of the Index Master Portfolio may not be changed without the approval of shareholders of that Portfolio. No assurance can be provided that a Portfolio will achieve its investment objective.

Each Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of a Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolios' fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

No Portfolio may:

(1) purchase securities (except obligations of the U.S. Government and its in-strumentalities and related repurchase agreements) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of a Portfolio's total assets may be invested without regard to this 5% limitation;

(2) subject to the foregoing 25% exception (other than with respect to the In-dex Master Portfolio), purchase more than 10% of the outstanding voting se-curities of any issuer;

(3) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry; and

(4) borrow money in amounts over one-third of the value of its total assets (33% of net assets in the case of the Index Master Portfolio) at the time of such borrowing.

These investment limitations are applied at the time investment securities are purchased. Notwithstanding the investment limitations, the Index Equity Portfo-lio may invest all of its assets in shares of an open-end management investment company with substantially the same investment objective, policies and limita-tions as that Portfolio.

                                      31.

-------------------------------------------------------------------------------
WHO MANAGES THE FUND?
-------------------------------------------------------------------------------

BOARD OF         The business and affairs of the Fund and of The DFA Invest-
TRUSTEES         ment Trust Company (in which the assets of the Fund's Index
                 Equity Portfolio are invested) are managed under the direc-tion of their separate Boards of Trustees. The following persons currently serve as trustees of Compass Capital
                 Funds:

                 William O. Albertini--Executive Vice President and Chief Fi-nancial Officer of Bell Atlantic Corporation.

                 Raymond J. Clark--Treasurer of Princeton University.

                 Robert M. Hernandez--Vice Chairman and Chief Financial Officer of USX Corporation.

                 Anthony M. Santomero--Deputy Dean of The Wharton School, University of Pennsylvania.

                 David R. Wilmerding, Jr.--Chairman, Gee, Wilmerding & Asso-ciates, Inc.

                 The Statement of Additional Information furnishes additional information about the trustees and officers of both the Fund and The DFA Investment Trust Company.

ADVISER AND      The Adviser to Compass Capital Funds is PNC Asset Management
SUB-ADVISERS     Group, Inc. ("PAMG"), except with respect to the Index Eq-
                 uity Portfolio. Each of the Portfolios within the Compass
                 Capital Fund family (except the Index Equity Portfolio) is managed by a specialized portfolio manager who is a member of one of PAMG's portfolio management subsidiaries.

                 The Portfolios (other than the Index Equity Portfolio) and their investment sub-advisers and portfolio managers are as follows:

                           INVESTMENT
COMPASS CAPITAL PORTFOLIO  SUB-ADVISER               PORTFOLIO MANAGER
-------------------------  -----------               -----------------
Large Cap Value Equity      PCM(/1/)   Benedict E. Capaldi; Vice President of PCM
                                       since 1995; prior to joining PCM, Senior Vice
                                       President and portfolio manager with Radnor
                                       Capital Management, President of Chestnut
                                       Hill Advisors, Inc. and Managing Director of
                                       Brandywine Asset Management, Inc.; Portfolio
                                       manager since 1995.
Large Cap Growth Equity     PEAC(/2/)  Robert K. Urquhart; investment manager with
                                       PEAC since 1995; prior to joining PEAC, Chief
                                       Investment Officer and partner of Cole
                                       Financial Group, Inc., a partner of Seacliff
                                       Holdings, Inc. and of RCM Capital Management;
                                       Portfolio manager since 1995.
Mid-Cap Value Equity        PCM(/1/)   Benedit E. Capaldi (see above); Portfolio co-
                                       manager since its inception.
                                       Daniel B. Eagan; portfolio manager with PCM
                                       since 1995; director of investment strategy
                                       at PAMG during 1994 and 1995; prior to 1994,
                                       served as Senior research consultant for
                                       Mercer Investment Consulting. Portfolio co-
                                       manager since its inception.


                                      32.

--------------------------------------------------------------------------------

                                  INVESTMENT
COMPASS CAPITAL PORTFOLIO        SUB-ADVISER                      PORTFOLIO MANAGER
-------------------------  ------------------------               -----------------
Mid-Cap Growth Equity      PEAC(/2/)                William C. McVail; investment manager with
                                                    PEAC since 1994; prior to joining PEAC,
                                                    equity and fixed income analyst with PNC
                                                    Bank; Portfolio co-manager since its
                                                    inception.
                                                    William J. Wykle; investment manager with
                                                    PEAC since 1995; investment manager with PNC
                                                    Bank, National Association since 1986;
                                                    Portfolio co-manager since its inception.
Small Cap Value Equity     PCM(/1/)                 Christian K. Stadlinger; Vice President of
                                                    PCM since July 1996; prior to joining PCM,
                                                    Portfolio Manager and Research Analyst with
                                                    Morgan Stanley Asset Management; Portfolio
                                                    manager since July 1996.
Small Cap Growth Equity    PEAC(/2/)                William J. Wykle (see above); Portfolio co-
                                                    manager since its inception.
                                                    William C. McVail; (see above); Portfolio co-
                                                    manager since inception.


International Equity       CastleInternational(/4/) Gordon Anderson; Managing and Investment
                                                    Director since 1996; prior to joining
                                                    CastleInternational, Investment Director of
                                                    Dunedin Fund Managers Ltd.; Portfolio manager
                                                    since 1996.
International Emerging     CastleInternational(/4/) Euan Rae; Senior Investment Manager since
 Markets                                            1996; prior to joining CastleInternational,
                                                    Head of Emerging Markets at Dunedin Fund
                                                    Managers Ltd. and Investment Manager with
                                                    Edinburgh Fund Managers; Portfolio manager
                                                    since 1996.
Select Equity              PCM(/1/)                 Daniel B. Eagan (see p. 32); Portfolio
                                                    manager since 1995.
Balanced                   PCM and                  R. Andrew Damm; senior investment strategist
                           BlackRock(/1/)(/3/)      with PAMG since 1995; portfolio manager with
                                                    PNC Bank from 1988 to 1995; Portfolio co-
                                                    manager since 1996.
                                                    Stephen Utkus is the Director of Investment
                                                    Strategy for PNC Asset Management Group, and
                                                    plays a critical role in developing and
                                                    implementing PNC Bank's asset allocation
                                                    program, the PNC Blended Investment
                                                    Capability as well as PNC's investment policy
                                                    as a whole. Previously, he worked at The
                                                    Vanguard Group in asset allocation and
                                                    product development. He has served as co-
                                                    manager of the Balanced Portfolio since 1996.
                                                    Robert S. Kapito; Vice Chairman of BlackRock
                                                    since 1988; Portfolio co-manager since 1995.
                                                    Keith T. Anderson; Managing Director and co-
                                                    chair of Portfolio Management Group and
                                                    Investment Strategy Committee of BlackRock
                                                    since 1988; Portfolio co-manager since 1995.

(1) Provident Capital Management, Inc. ("PCM") has its primary offices at 1600 Market Street, 27th Floor, Philadelphia, PA 19103.
(2) PNC Equity Advisors Company ("PEAC") has its primary offices at 1600 Market Street, 27th Floor, Philadelphia, PA 19103.
(3) BlackRock Financial Management, Inc. ("BlackRock") has its primary offices at 345 Park Avenue, New York, New York 10154.
(4) CastleInternational Asset Management Limited ("CastleInternational") has its primary offices at 7 Castle Street, Edinburgh, Scotland, EH2 3AH.

                                      33.

--------------------------------------------------------------------------------

                  PAMG was organized in 1994 to perform advisory services for investment companies, and has its principal offices at 1600 Market Street, 29th Floor, Philadelphia, Pennsylvania 19103. PAMG is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.

                  For their investment advisory and sub-advisory services, PAMG and the Portfolios' sub-advisers are entitled to fees, com-puted daily on a portfolio-by-portfolio basis and payable monthly, at the maximum annual rates set forth below. As stated under "What Are the Expenses of the Portfolios?" PAMG and the sub-advisers intend to waive a portion of their fees during the current fiscal year. All sub-advisory fees are paid by PAMG and do not represent an extra charge to the Portfolios.

                  MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR EACH PORTFOLIO EXCEPT THE INDEX EQUITY, MID-CAP VALUE EQUITY, MID-CAP GROWTH EQUITY
                        AND THE INTERNATIONAL PORTFOLIOS (BEFORE WAIVERS)

                                               INVESTMENT                SUB-ADVISORY
            AVERAGE DAILY NET ASSETS          ADVISORY FEE                   FEE
            first $1 billion                      .550%                      .400%
            $1 billion -- $2 billion              .500                       .350
            $2 billion -- $3 billion              .475                       .325
            greater than $3 billion               .450                       .300

                    MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR THE MID-CAP VALUE
                                            EQUITY AND
                        MID-CAP GROWTH EQUITY PORTFOLIOS (BEFORE WAIVERS)

                                               INVESTMENT                SUB-ADVISORY
            AVERAGE DAILY NET ASSETS          ADVISORY FEE                   FEE
            first $1 billion                      .800%                      .650%
            $1 billion -- $2 billion              .700                       .550
            $2 billion -- $3 billion              .675                       .500
            greater than $3 billion               .625                       .475

                           MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR THE
                         INTERNATIONAL EQUITY PORTFOLIO (BEFORE WAIVERS)

                                               INVESTMENT                SUB-ADVISORY
            AVERAGE DAILY NET ASSETS          ADVISORY FEE                   FEE
            first $1 billion                      .750%                      .600%
            $1 billion -- $2 billion              .700                       .550
            $2 billion -- $3 billion              .675                       .525
            greater than $3 billion               .650                       .500

                           MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR THE
                    INTERNATIONAL EMERGING MARKETS PORTFOLIO (BEFORE WAIVERS)

                                               INVESTMENT                SUB-ADVISORY
            AVERAGE DAILY NET ASSETS          ADVISORY FEE                   FEE
            first $1 billion                     1.250%                     1.100%
            $1 billion -- $2 billion             1.200                      1.050
            $2 billion -- $3 billion             1.155                      1.005
            greater than $3 billion              1.100                       .950

                                      34.

--------------------------------------------------------------------------------

               Although the advisory fee rate payable by the International Emerging Markets Portfolio is higher than the rate payable by mutual funds investing in domestic securities, the Fund be-lieves it is comparable to the rates paid by many other funds with similar investment objectives and policies and is appro-priate for the Portfolio in light of its investment objective and policies.

               For their last fiscal year the Portfolios paid investment advi-sory fees at the following annual rates (expressed as a per-centage of average daily net assets) after voluntary fee waiv-ers: Large Cap Value Equity Portfolio, .49%; Large Cap Growth Equity Portfolio, .49%; Small Cap Value Equity Portfolio, .54%; Small Cap Growth Equity Portfolio, .54%; International Equity Portfolio, .68%; International Emerging Markets Portfolio, 1.15%; Select Equity Portfolio, .49%; and Balanced Portfolio, .49%. For the period from October 1, 1995 through June 1, 1996, the Index Equity Portfolio paid investment advisory fees to its former investment adviser at the annual rate of .01% of its av-erage daily net assets.

               The Portfolios' sub-advisers strive to achieve best execution on all transactions. Infrequently, brokerage transactions for the Portfolios may be directed to registered broker/dealers who have entered into dealer agreements with Compass Capital's dis-tributor.

ADVISER TO     Dimensional Fund Advisors Inc. ("DFA"), located at 1299 Ocean
INDEX MASTER   Avenue, 11th Floor, Santa Monica, CA 90401, serves as invest-
PORTFOLIO      ment adviser to the Index Master Portfolio.

               DFA was organized in May 1981 and is engaged in the business of providing investment management services to institutional in-vestors. DFA's assets under management totalled approximately $18.5 billion at October 31, 1996. David G. Booth and Rex A. Sinquefield, both of whom are trustees and officers of The DFA Investment Trust Company and directors, officers and sharehold-ers of DFA, may be deemed controlling persons of DFA.

               Investment decisions for the Index Master Portfolio are made by the Investment Committee of DFA, which meets on a regular basis and also as needed to consider investment issues. The Invest-ment Committee is composed of certain officers and directors of DFA who are elected annually. DFA provides the Index Master Portfolio with a trading department and selects brokers and dealers to effect securities transactions.

               For the investment advisory services provided to the Index Mas-ter Portfolio under the advisory agreement, DFA is entitled to receive a fee at the annual rate of .025% of the Index Master Portfolio's average daily net assets. For the Index Master Portfolio's fiscal year ended November 30, 1996, DFA received a monthly fee for its investment advisory services which, on an annual basis, equaled .025% of the Index Master Portfolio's net assets.

ADMINISTRATORS Compass Capital Group, Inc. ("CCG"), PFPC Inc. ("PFPC") and
               Compass Distributors, Inc. ("CDI") (the "Administrators") serve as the Fund's co-administrators. CCG and PFPC are indirect wholly-owned subsidiaries of PNC Bank Corp. CDI is a wholly-owned subsidiary of Provident Distributors, Inc. ("PDI"). A ma-jority of the outstanding stock of PDI is owned by its offi-cers.

               The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relating to the maintenance of financial records and

                                      35.

--------------------------------------------------------------------------------
                  fund accounting. As compensation for these services, CCG is entitled to receive a fee, computed daily and payable month-ly, at an annual rate of .03% of each Portfolio's average daily net assets, and PFPC and CDI are entitled to receive a combined fee, computed daily and payable monthly, at an an-nual rate of .20% of the first $500 million of each Portfo-lio's average daily net assets, .18% of the next $500 million of each Portfolio's average daily net assets, .16% of the next $1 billion of each Portfolio's average daily net assets and .15% of each Portfolio's average daily net assets in ex-cess of $2 billion. From time to time the Administrators may waive some or all of their administration fees from a Portfo-lio. PFPC serves as the administrative services, dividend disbursing and transfer agent to the Index Master Portfolio, for which PFPC is entitled to compensation at the annual rate of .015% of the Index Master Portfolio's net assets.

                  For information about the operating expenses the Portfolios paid for the most recent fiscal year, see "What Are The Ex-penses Of The Portfolios?"

TRANSFER AGENT,   PNC Bank serves as the Portfolios' custodian and PFPC serves
DIVIDEND          as their transfer agent and dividend disbursing agent.
DISBURSING
AGENT AND
CUSTODIAN


DISTRIBUTION      Under the Fund's Distribution and Service Plan (the "Plan"),
AND SERVICE       Investor Shares of the Portfolios bear the expense of pay-
PLAN              ments ("distribution fees") made to CDI, as the Fund's dis-
                  tributor (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. The distribution fees may be used to compensate the Distributor for distribu-tion services and to compensate the Distributor and PNC Bank affiliates for sales support services provided in connection with the offering and sale of Investor Shares. The distribu-tion fees may also be used to reimburse the Distributor and PNC Bank affiliates for related expenses, including payments to brokers, dealers, financial institutions and industry pro-fessionals ("Service Organizations") for sales support serv-ices and related expenses. Distribution fees payable under the Plan will not exceed .10% (annualized) of the average daily net asset value of each Portfolio's outstanding In-vestor A Shares and .75% (annualized) of the average daily net asset value of each Portfolio's outstanding Investor B and Investor C Shares. Payments under the Plan are not tied directly to out-of-pocket expenses and therefore may be used by the recipients as they choose (for example, to defray their overhead expenses). The Plan also permits the Distribu-tor, PAMG, the Administrators and other companies that re-ceive fees from the Fund to make payments relating to distri-bution and sales support activities out of their past profits or other sources available to them.

                  Under the Plan, the Fund intends to enter into service ar-rangements with Service Organizations (including PNC Bank and its affiliates) with respect to each class of Investor Shares pursuant to which Service Organizations will render certain support services to their customers who are the beneficial owners of Investor Shares. In consideration for a shareholder servicing fee of up to .25% (annualized) of the average daily net asset value of Investor Shares owned by their customers, Service Organizations may provide one or more of the follow-ing services: responding to customer inquiries relating to the services performed by the Service Organization and to customer inquiries concerning their investments in Investor Shares; assisting customers in designating and changing divi-dend options, account designations and addresses;

                                      36.

--------------------------------------------------------------------------------
               and providing other similar shareholder liaison services. In consideration for a separate shareholder processing fee of up to .15% (annualized) of the average daily net asset value of Investor Shares owned by their customers, Service Organizations may provide one or more of these additional services to such customers: processing purchase and redemption requests from customers and placing orders with the Fund's transfer agent or the Distributor; processing dividend payments from the Fund on behalf of customers; providing sub-accounting with respect to Investor Shares beneficially owned by customers or the informa-tion necessary for sub-accounting; and providing other similar services.

               Service Organizations may charge their clients additional fees for account services. Customers who are beneficial owners of Investor Shares should read this Prospectus in light of the terms and fees governing their accounts with Service Organiza-tions.

               The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of under-writing securities. It is intended that the services provided by Service Organizations under their service agreements will not be prohibited under these laws. Under state securities laws, banks and financial institutions that receive payments from the Fund may be required to register as dealers.

EXPENSES Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. Expenses include, but are not limited to, fees paid to the investment adviser and the Administrators, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, shareholder servicing and processing fees, distribution fees, fees and expenses in registering and qualifying the Portfolios and their shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional informa-tion and of printing and distributing prospectuses and state-ments of additional information to existing shareholders, ex-penses relating to shareholder reports, shareholder meetings and proxy solicitations, insurance premiums, the expense of in-dependent pricing services, and other expenses which are not expressly assumed by PAMG or the Fund's service providers under their agreements with the Fund. Any general expenses of the Fund that do not belong to a particular investment portfolio will be allocated among all investment portfolios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.

                                      37.

--------------------------------------------------------------------------------
WHAT PRICING OPTIONS ARE AVAILABLE TO INVESTORS?
--------------------------------------------------------------------------------

                  The Equity Portfolios of Compass Capital Funds offer differ-ent pricing options to investors in the form of different share classes. These options are described below:

                  A SHARES (FRONT-END LOAD)
                   One time, front-end sales charge at time of purchase
                   No charges or fees at any time for redeeming shares
                   Lower ongoing expenses
                   Free exchanges with other A Shares in the Compass Capital Funds family
                  A Shares may make sense for investors with a long-term in-vestment horizon who prefer to pay a one-time front-end sales charge and have reduced ongoing fees.

                  B SHARES (BACK-END LOAD)
                   No front-end sales charge at time of purchase
                   Contingent deferred sales charge (CDSC) if shares are re-deemed, declining over 6 years from a high of 4.50%
                   Free exchanges with other B Shares in the Compass Capital Funds family
                   Automatically convert to A Shares eight years from purchase
                  B Shares may make sense for investors who prefer to pay for professional investment advice on an ongoing basis (asset-based sales charge) rather than with a traditional, one-time front-end sales charge.

                  C SHARES (LEVEL LOAD)
                   No front-end sales charge at time of purchase
                   Contingent deferred sales charge (CDSC) of 1.00% if shares are redeemed within 12 months of purchase
                   Free exchanges with other C Shares in the Compass Capital Funds family
                  C Shares may make sense for shorter term (relative to both A and B Shares) investors who prefer to pay for professional investment advice on an ongoing basis (asset-based sales charge) rather than with a traditional, one-time front-end sales charge. Such investors may plan to make substantial re-demptions within 6 years of purchase.

                                      38.

--------------------------------------------------------------------------------

THE PRICING OPTIONS FOR EACH PORTFOLIO ARE DESCRIBED IN THE TABLES BELOW:

 LARGE CAP VALUE EQUITY , LARGE CAP GROWTH EQUITY, SMALL CAP
 VALUE EQUITY, SMALL CAP GROWTH EQUITY, MID-CAP VALUE EQUITY,
 MID-CAP GROWTH EQUITY, SELECT EQUITY AND BALANCED PORTFOLIOS:

                            A SHARES       B SHARES              C SHARES
  Maximum Front-End Sales
   Charge                    4.50%          0.00%                 0.00%
  12b-1 Fee                  0.00%*         0.75%                 0.75%
  CDSC (Redemption Charge)   0.00%       4.50%-0.00%              1.00%
                                       (Depends on when   (If redeemed within 12
                                     shares are redeemed)  months of purchase)

 INTERNATIONAL EQUITY AND INTERNATIONAL EMERGING MARKETS
 PORTFOLIOS:

                            A SHARES       B SHARES              C SHARES
  Maximum Front-End Sales
   Charge                    5.00%          0.00%                 0.00%
  12b-1 Fee                  0.00%*         0.75%                 0.75%
  CDSC (Redemption Charge)   0.00%       4.50%-0.00%              1.00%
                                       (Depends on when   (If redeemed within 12
                                     shares are redeemed)  months of purchase)

 INDEX EQUITY PORTFOLIO

                            A SHARES       B SHARES              C SHARES
  Maximum Front-End Sales
   Charge                    3.00%          0.00%                 0.00%
  12b-1 Fee                  0.00%*         0.75%                 0.75%
  CDSC (Redemption Charge)   0.00%       4.50%-0.00%              1.00%
                                       (Depends on when   (If redeemed within 12
                                     shares are redeemed)  months of purchase)

* The Portfolios do not expect to incur 12b-1 fees in excess of .005% with respect to Investor A Shares during the current fiscal year.

Investors wishing to purchase shares of the Portfolios may do so either by mailing the investment application attached to this Prospectus along with a check or by wiring money as specified below under "How Are Shares Purchased?"

                                      39.

-------------------------------------------------------------------------------
WHAT ARE THE KEY CONSIDERATIONS IN SELECTING A PRICING OPTION?
-------------------------------------------------------------------------------

In deciding which class of Investor Shares to purchase, investors should con-sider the following:

INTENDED HOLDING PERIOD. Over time, the cumulative distribution fees on a Portfolio's Investor B Shares and Investor C Shares will exceed the expense of the maximum initial sales charge on Investor A Shares. For example, if net as-set value remains constant, the Investor B Shares' and Investor C Shares' ag-gregate distribution fees would be equal to the Investor A Shares' initial maximum sales charge from four to seven years after purchase (depending on the Portfolio). Thereafter, Investor B Shares and Investor C Shares would bear higher aggregate expenses. Investor B and Investor C shareholders, however, enjoy the benefit of permitting all their dollars to work from the time the investments are made. Any positive investment return on the additional in-vested amount would partially or wholly offset the higher annual expenses borne by Investor B Shares and Investor C Shares.

Because the Portfolios' future returns cannot be predicted, however, there can be no assurance that such a positive return will be achieved.

At the end of eight years after the date of purchase, Investor B Shares will convert automatically to Investor A Shares, based on the relative net asset values of shares of each class. Investor B Shares acquired through reinvest-ment of dividends or distributions are also converted at the earlier of these dates--eight years after the reinvestment date or the date of conversion of the most recently purchased Investor B Shares that were not acquired through reinvestment. Investor C Shares have no conversion feature.

Unless a sales charge waiver applies, Investor B shareholders pay a contingent deferred sales charge if they redeem during the first six years after pur-chase, and Investor C shareholders pay a contingent deferred sales charge if they redeem during the first twelve months after purchase. Investors expecting to redeem during these periods should consider the cost of the applicable con-tingent deferred sales charge in addition to the aggregate annual Investor B or Investor C distribution fees, as compared with the cost of the initial sales charges applicable to the Investor A Shares.

Investor B Shares of the Portfolios purchased on or before January 12, 1996 are subject to a CDSC of 4.50% of the lesser of the original purchase price or the net asset value of Investor B Shares at the time of redemption. This de-ferred sales charge is reduced for shares held more than one year. Investor B Shares of a Portfolio purchased on or before January 12, 1996 convert to In-vestor A Shares of the Portfolio at the end of six years after purchase. For more information about Investor B Shares purchased on or before January 12, 1996 and the deferred sales charge payable on their redemption, call PFPC at
(800) 441-7762.

REDUCED SALES CHARGES. Because of reductions in the front-end sales charge for purchases of Investor A Shares aggregating $25,000 or more, it may be advanta-geous for investors purchasing large quantities of Investor Shares to purchase Investor A Shares. In any event, the Fund will not accept any purchase order for $1,000,000 or more of Investor B Shares or Investor C Shares.

WAIVER OF SALES CHARGES. The entire initial sales charge on Investor A Shares of a Portfolio may be waived for certain eligible purchasers allowing their entire purchase price to be immediately invested in a Portfolio. The contin-gent deferred sales charge may be waived upon redemption of certain Investor B Shares and Investor C Shares.

                                      40.

--------------------------------------------------------------------------------
HOW ARE SHARES PURCHASED?
--------------------------------------------------------------------------------

GENERAL. Initial and subsequent purchase orders may be placed through securi-ties brokers, dealers or financial institutions ("brokers"), or the transfer agent. Generally, individual investors will purchase Investor Shares through a broker who will then transmit the purchase order directly to the transfer agent.

The minimum investment for the initial purchase of shares is $500; there is a $100 minimum for subsequent investments. Purchases through the Automatic In-vestment Plan described below are subject to a lower initial purchase minimum. In addition, the minimum initial investment for employees of the Fund, the Fund's investment adviser, sub-advisers, Distributor or transfer agent or em-ployees of their affiliates is $100, unless payment is made through a payroll deduction program in which case the minimum investment is $25.

When placing purchase orders, investors should specify whether the order is for Investor A, Investor B or Investor C Shares of a Portfolio. All share purchase orders that fail to specify a class will automatically be invested in Investor A Shares.

PURCHASES THROUGH BROKERS. Shares may be purchased through brokers which have entered into dealer agreements with the Distributor. Purchase orders received by a broker and transmitted to the transfer agent before the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on a Business Day will be effected at the net asset value determined that day, plus any applicable sales charge. Payment for an order may be made by the broker in Federal funds or other funds immediately available to the Portfolios' custodian no later than 4:00 p.m. (Eastern time) on the third Business Day following re-ceipt of the purchase order.

It is the responsibility of brokers to transmit purchase orders and payment on a timely basis. If payment is not received within the period described above, the order will be canceled, notice thereof will be given, and the broker and its customers will be responsible for any loss to the Fund or its shareholders. Orders of less than $500 may be mailed by a broker to the transfer agent.

PURCHASES THROUGH THE TRANSFER AGENT. Investors may also purchase Investor Shares by completing and signing the Account Application Form and mailing it to the transfer agent, together with a check in at least the minimum initial pur-chase amount payable to Compass Capital Funds. An Account Application Form may be obtained by calling (800) 441-7762. The name of the Portfolio with respect to which shares are purchased must also appear on the check or Federal Reserve Draft. Investors may also wire Federal funds in connection with the purchase of shares. The wire instructions must include the name of the Portfolio, specify the class of Investor Shares and include the name of the account registration and the shareholder account number. Before wiring any funds, an investor must call PFPC at (800) 441-7762 in order to confirm the wire instructions. Purchase orders which are received by PFPC, together with payment, before the close of regular trading hours on the New York Stock Exchange (currently 4:00 p.m. East-ern time) on any Business Day (as defined below) are priced at the applicable net asset value next determined on that day, plus any applicable sales charge.

OTHER PURCHASE INFORMATION. Shares of each Portfolio of the Fund are sold on a continuous basis by CDI as the Distributor. CDI maintains its principal offices at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961. Purchases may be effected on weekdays on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open for business (a "Business Day"). Payment for orders which are not received or accepted will be returned after prompt inquiry. The issuance of shares is recorded on the books of the Fund. No certificates will be issued for shares. Payments for shares of a Port-folio may, in the discretion of the Fund's investment adviser, be made in the form of securities that are permissible investments for that Portfolio. Compass Capital reserves the right to reject any purchase order or to modify or waive the minimum initial or subsequent investment requirement.

                                      41.

-------------------------------------------------------------------------------
HOW ARE SHARES REDEEMED?
-------------------------------------------------------------------------------

REDEMPTION. Shareholders may redeem their shares for cash at any time. A writ-ten redemption request in proper form must be sent directly to Compass Capital Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907. Except for the contingent deferred sales charge, if applicable, there is no charge for a re-demption. Shareholders may also place redemption requests through a broker or other institution, which may charge a fee for this service.

WHEN REDEEMING INVESTOR SHARES IN THE PORTFOLIOS, SHAREHOLDERS SHOULD INDICATE WHETHER THEY ARE REDEEMING INVESTOR A SHARES, INVESTOR B SHARES OR INVESTOR C SHARES. If a redeeming shareholder owns both Investor A Shares and Investor B Shares or Investor C Shares in the same Portfolio, the Investor A Shares will be redeemed first unless the shareholder indicates otherwise. If a redeeming shareholder owns both Investor B Shares and Investor C Shares in the same Portfolio, the redemption order will be processed to minimize the amount of the contingent deferred sales charge that will be charged unless the share-holder indicates otherwise.

Except as noted below, a request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $25,000, or if the proceeds are not to be paid to the record owner at the rec-ord address, or if the shareholder is a corporation, partnership, trust or fi-duciary, signature(s) must be guaranteed by any eligible guarantor institu-tion. Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered securities associa-tions, clearing agencies and savings associations.

Generally, a properly signed written request with any required signature guar-antee is all that is required for a redemption. In some cases, however, other documents may be necessary. Shareholders holding Investor A Share certificates must send their certificates with the redemption request. Additional documen-tary evidence of authority is required by PFPC in the event redemption is re-quested by a corporation, partnership, trust, fiduciary, executor or adminis-trator.

EXPEDITED REDEMPTIONS. If a shareholder has given authorization for expedited redemption, shares can be redeemed by telephone and the proceeds sent by check to the shareholder or by Federal wire transfer to a single previously desig-nated bank account. Once authorization is on file, PFPC will honor requests by any person by telephone at (800) 441-7762 or other means. The minimum amount that may be sent by check is $500, while the minimum amount that may be wired is $10,000. The Fund reserves the right to change these minimums or to termi-nate these redemption privileges. If the proceeds of a redemption would exceed $25,000, the redemption request must be in writing and will be subject to the signature guarantee requirement described above. This privilege may not be used to redeem Investor A Shares in certificated form. During periods of sub-stantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder's firm or bank. The Fund does not currently charge for wire transfers. The shareholder is responsible for any charges imposed by the shareholder's bank. To change the name of the single designated bank account to receive wire redemption proceeds, it is necessary to send a written request (with a guaranteed signature as described above) to Compass Capital Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund reserves the right to refuse a telephone redemption if it believes it advisable to do so. The Fund, the Administrators and the Distributor will em-ploy reasonable procedures to confirm that instructions communicated by tele-phone are genuine. The Fund, the Administrators and the Distributor will not be liable for any

                                      42.

--------------------------------------------------------------------------------
loss, liability, cost or expense for acting upon telephone instructions reason-ably believed to be genuine in accordance with such procedures.

ACCOUNTS WITH LOW BALANCES. The Fund reserves the right to redeem a sharehold-er's account in any Portfolio at any time the net asset value of the account in such Portfolio falls below the required minimum initial investment as the re-sult of a redemption or an exchange request. A shareholder will be notified in writing that the value of the shareholder's account in a Portfolio is less than the required amount and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS. The redemption price for shares is their net asset value per share next determined after the request for redemption is re-ceived in proper form by Compass Capital Funds c/o PFPC, P.O. Box 8907, Wil-mington, Delaware 19899-8907. Proceeds from the redemption of shares will be reduced by the amount of any applicable contingent deferred sales charge. Un-less another payment option is used as described above, payment for redeemed shares is normally made by check mailed within seven days after acceptance by PFPC of the request and any other necessary documents in proper order. Payment may, however, be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check, the Fund's transfer agent may delay the payment of redemption pro-ceeds, which may be a period of up to 15 days after the purchase date, pending a determination that the check has cleared.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

                                      43.

--------------------------------------------------------------------------------
WHAT ARE THE SHAREHOLDER FEATURES OF THE FUND?
--------------------------------------------------------------------------------

COMPASS CAPITAL FUNDS offers shareholders many special features which enable an investor to have greater investment flexibility as well as greater access to information about the Fund throughout the investment period.

Additional information on each of these features is available from PFPC by calling (800) 441-7762.

EXCHANGE PRIVILEGE. Investor A, Investor B and Investor C Shares of each Port-folio may be exchanged for shares of the same class of other portfolios of the Fund which offer that class of shares, based on their respective net asset val-ues. Exchanges of Investor A Shares may be subject to the difference between the sales charge previously paid on the exchanged shares and the higher sales charge (if any) payable with respect to the shares acquired in the exchange.

Investor A Shares of money market portfolios of the Fund that were (1) acquired through the use of the exchange privilege and (2) can be traced back to a pur-chase of shares in one or more investment portfolios of the Fund for which a sales charge was paid, can be exchanged for Investor A Shares of a portfolio subject to differential sales charges as applicable.

The exchange of Investor B and Investor C Shares will not be subject to a CDSC, which will continue to be measured from the date of the original purchase and will not be affected by exchanges.

A shareholder wishing to make an exchange may do so by sending a written re-quest to PFPC at the address given above. Shareholders are automatically pro-vided with telephone exchange privileges when opening an account, unless they indicate on the Application that they do not wish to use this privilege. Share-holders holding share certificates are not eligible to exchange Investor A Shares by phone because share certificates must accompany all exchange re-quests. To add this feature to an existing account that previously did not pro-vide this option, a Telephone Exchange Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone at (800) 441-7762 to request the exchange. During periods of substantial economic or market change, tele-phone exchanges may be difficult to complete and shareholders may have to sub-mit exchange requests to PFPC in writing.

If the exchanging shareholder does not currently own shares of the investment portfolio whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options and broker of record as the account from which shares are exchanged, unless otherwise speci-fied in writing by the shareholder with all signatures guaranteed by an eligi-ble guarantor institution as defined above. In order to participate in the Au-tomatic Investment Program or establish a Systematic Withdrawal Plan for the new account, however, an exchanging shareholder must file a specific written request.

Any share exchange must satisfy the requirements relating to the minimum ini-tial investment requirement, and must be legally available for sale in the state of the investor's residence. For Federal income tax purposes, a share ex-change is a taxable event and, accordingly, a capital gain or loss may be real-ized. Before making an exchange request, shareholders should consult a tax or other financial adviser and should consider the investment objective, policies and restrictions of the investment portfolio into which the shareholder is mak-ing an exchange, as set forth in the applicable Prospectus. Brokers may charge a fee for handling exchanges.

The Fund reserves the right to modify or terminate the exchange privilege at any time. Notice will be given to shareholders of any material modification or termination except where notice is not required.

                                      44.

--------------------------------------------------------------------------------

The Fund reserves the right to reject any telephone exchange request. Telephone exchanges may be subject to limitations as to amount or frequency, and to other restrictions that may be established from time to time to ensure that exchanges do not operate to the disadvantage of any portfolio or its shareholders. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund, the Administrators and the Distributor will not be liable for any loss, liabil-ity, cost or expense for acting upon telephone instructions reasonably believed to be genuine in accordance with such procedures. Exchange orders may also be sent by mail to the shareholder's broker or to PFPC at P.O. Box 8907, Wilming-ton, Delaware 19899-8907.

AUTOMATIC INVESTMENT PLAN ("AIP"). An investor in shares of any Portfolio may arrange for periodic investments in that Portfolio through automatic deductions from a checking or savings account by completing the AIP Application Form which may be obtained from PFPC. The minimum pre-authorized investment amount is $50.

RETIREMENT PLANS. Portfolio shares may be purchased in conjunction with indi-vidual retirement accounts ("IRAs") and rollover IRAs where PNC Bank or any of its affiliates acts as custodian. For further information as to applications and annual fees, contact the Distributor. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

SYSTEMATIC WITHDRAWAL PLAN ("SWP"). The Fund offers a Systematic Withdrawal Plan which may be used by investors who wish to receive regular distributions from their accounts. Upon commencement of the SWP, the account must have a cur-rent value of $10,000 or more in a Portfolio. Shareholders may elect to receive automatic cash payments of $100 or more either monthly, every other month, quarterly, three times a year, semi-annually, or annually. Automatic withdraw-als are normally processed on the 25th day of the applicable month or, if such day is not a Business Day, on the next Business Day and are paid promptly thereafter. An investor may utilize the SWP by completing the SWP Application Form which may be obtained from PFPC.

Shareholders should realize that if withdrawals exceed income dividends their invested principal in the account will be depleted. To participate in the SWP, shareholders must have their dividends automatically reinvested and may not hold share certificates. Shareholders may change or cancel the SWP at any time, upon written notice to PFPC. Purchases of additional Investor A Shares of the Fund concurrently with withdrawals may be disadvantageous to investors because of the sales charges involved and, therefore, are discouraged. No contingent deferred sales charge will be assessed on redemptions of Investor B or Investor C Shares made through the SWP that do not exceed 12% of an account's net asset value on an annualized basis. For example, monthly, quarterly and semi-annual SWP redemptions of Investor B or Investor C Shares will not be subject to the CDSC if they do not exceed 1%, 3% and 6%, respectively, of an account's net as-set value on the redemption date. SWP redemptions of Investor B or Investor C Shares in excess of this limit are still subject to the applicable CDSC.

                                      45.

--------------------------------------------------------------------------------
WHAT IS THE SCHEDULE OF SALES CHARGES AND EXEMPTIONS?
--------------------------------------------------------------------------------

INVESTOR A        Investor A Shares are subject to a front-end sales charge de-
SHARES            termined in accordance with the following schedules:

 ALL PORTFOLIOS EXCEPT INTERNATIONAL PORTFOLIOS AND INDEX EQUITY PORTFOLIO

                                                                REALLOWANCE OR
                                                                PLACEMENT FEES
                                    SALES CHARGE  SALES CHARGE    TO DEALERS
       AMOUNT OF TRANSACTION          AS % OF      AS % OF NET     (AS % OF
         AT OFFERING PRICE         OFFERING PRICE  ASSET VALUE  OFFERING PRICE)
  Less than $25,000                     4.50%         4.71%          4.00%
  $25,000 but less than $50,000         4.25          4.44           3.75
  $50,000 but less than $100,000        4.00          4.17           3.50
  $100,000 but less than $250,000       3.50          3.63           3.00
  $250,000 but less than $500,000       2.50          2.56           2.00
  $500,000 but less than
   $1,000,000                           1.50          1.52           1.25
  $1,000,000 and over                   0.00*         0.00*          1.00**

 INTERNATIONAL EQUITY AND INTERNATIONAL EMERGING MARKETS PORTFOLIOS
                                                                REALLOWANCE OR
                                                                PLACEMENT FEES
                                    SALES CHARGE  SALES CHARGE    TO DEALERS
       AMOUNT OF TRANSACTION          AS % OF      AS % OF NET     (AS % OF
         AT OFFERING PRICE         OFFERING PRICE  ASSET VALUE  OFFERING PRICE)
  Less than $25,000                     5.00%         5.26%          4.50%
  $25,000 but less than $50,000         4.75          4.99           4.25
  $50,000 but less than $100,000        4.50          4.71           4.00
  $100,000 but less than $250,000       4.00          4.17           3.50
  $250,000 but less than $500,000       3.00          3.09           2.50
  $500,000 but less than
   $1,000,000                           2.00          2.04           1.50
  $1,000,000 and over                   0.00*         0.00*          1.00**

 INDEX EQUITY PORTFOLIO
                                                                REALLOWANCE OR
                                                                PLACEMENT FEES
                                    SALES CHARGE  SALES CHARGE    TO DEALERS
       AMOUNT OF TRANSACTION          AS % OF      AS % OF NET     (AS % OF
         AT OFFERING PRICE         OFFERING PRICE  ASSET VALUE  OFFERING PRICE)
  Less than $25,000                     3.00%         3.09%          2.50%
  $25,000 but less than $50,000         2.75          2.83           2.25
  $50,000 but less than $100,000        2.50          2.56           2.00
  $100,000 but less than $250,000       2.00          2.04           1.75
  $250,000 but less than $500,000       1.50          1.52           1.25
  $500,000 but less than
   $1,000,000                           1.00          1.01           0.75
  $1,000,000 and over                   0.00*         0.00*          0.75**

* There is no initial sales charge on purchases of $1,000,000 or more of In-vestor A Shares; however, a contingent deferred sales charge of 1.00% will be imposed on the lesser of the offering price or the net asset value of the shares on the redemption date for shares redeemed within 18 months after pur-chase.
** The Distributor may pay placement fees to dealers of up to 0.75% of the of-fering price on purchases of Investor A Shares of $1,000,000 or more.

                                      46.

--------------------------------------------------------------------------------

During special promotions, the entire sales charge may be reallowed to dealers. Dealers who receive 90% or more of the sales charge may be deemed to be "under-writers" under the 1933 Act. The amount of the sales charge not reallowed to dealers may be paid to broker-dealer affiliates of PNC Bank Corp. who provide sales support services. The Distributor, CCG and/or their affiliates may also pay additional compensation, out of their assets and not as an additional charge to the Portfolios, to dealers in connection with the sale and distribu-tion of shares (such as additional payments based on new sales), and may, sub-ject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor vari-ous educational programs, sales contests and promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise and cash. For further information, see "Investment Adviso-ry, Administration, Distribution and Servicing Arrangements" in the Statement of Additional Information.

SALES CHARGE WAIVERS--INVESTOR A SHARES. The following persons associated with the Fund, the Distributor, the Fund's investment adviser, sub-advisers or transfer agent and their affiliates may buy Investor A Shares without paying a sales charge to the extent permitted by these firms: (a) officers, directors and partners (and their spouses and minor children); (b) employees and retirees (and their spouses and minor children); (c) registered representatives of bro-kers who have entered into selling agreements with the Distributor; (d) spouses or children of such persons; and (e) any trust, pension, profit-sharing or other benefit plan for any of the persons set forth in (a) through (c). The following persons may also buy Investor A Shares without paying a sales charge:
(a) persons investing through an authorized payroll deduction plan; (b) persons investing through an authorized investment plan for organizations which operate under Section 501(c)(3) of the Internal Revenue Code; (c) registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in a Portfolio, provided that the aggregate amount invested pursuant to this exemption equals at least $250,000; and (d) persons participating in a "wrap account" or similar program under which they pay advisory fees to a broker-dealer or other finan-cial institution. Investors who qualify for any of these exemptions from the sales charge must purchase Investor A Shares.

QUALIFIED PLANS. The sales charge (as a percentage of the offering price) pay-able by qualified employee benefit plans ("Qualified Plans") having at least 20 employees eligible to participate in purchases of Investor A Shares of the Portfolios aggregating less than $500,000 will be 1.00%. No sales charge will apply to purchases by Qualified Plans of Investor A Shares aggregating $500,000 and above. The sales charge payable by Qualified Plans having less than 20 em-ployees eligible to participate in purchases of Investor A Shares of the Port-folios aggregating less than $500,000 will be 2.50% (1.50% with respect to shares of the Index Equity Portfolio). The above schedule will apply to pur-chases by such Qualified Plans of Investor A Shares aggregating $500,000 and above.

QUANTITY DISCOUNTS. As shown above, larger purchases may reduce the sales charge price. Upon notice to the investor's broker or the transfer agent, pur-chases of Investor A Shares made at any one time by the following persons may be considered when calculating the sales charge: (a) an individual, his or her spouse, and their children under the age of 21; (b) a trustee or fiduciary of a single trust estate or single fiduciary account; or (c) any organized group which has been in existence for more than six months, if it is not organized for the purpose of buying redeemable securities of a registered investment com-pany, and if the purchase is made through a central administrator, or through a single dealer, or by other means which result in economy of sales effort or ex-pense. An organized group does not include a group of individuals whose sole organizational connection is participation as credit card holders of a company, policyholders of an insurance company, customers of either a bank or broker/dealer or clients of an investment adviser. Purchases made by an orga-nized group may include, for example, a trustee or other fiduciary purchasing for a single fiduciary account or other employee benefit plan purchases made through a payroll deduction plan.

                                      47.

-------------------------------------------------------------------------------

REDUCED SALES CHARGES--INVESTOR A SHARES

RIGHT OF ACCUMULATION. Under the Right of Accumulation, the current value of an investor's existing Investor A Shares in any of the Portfolios that are subject to a front-end sales charge or the total amount of an investor's ini-tial investment in such shares, less redemptions (whichever is greater) may be combined with the amount of the investor's current purchase in determining the applicable sales charge. In order to receive the cumulative quantity reduc-tion, previous purchases of Investor A Shares must be called to the attention of PFPC by the investor at the time of the current purchase.

REINVESTMENT PRIVILEGE. Upon redemption of Investor A Shares of a Portfolio (or Investor A Shares of another non-money market portfolio of the Fund), a shareholder has a one-time right, to be exercised within 60 days, to reinvest the redemption proceeds without any sales charges. PFPC must be notified of the reinvestment in writing by the purchaser, or by his or her broker, at the time purchase is made in order to eliminate a sales charge. An investor should consult a tax adviser concerning the tax consequences of use of the reinvest-ment privilege.

INVESTMENTS OF REDEMPTION PROCEEDS FROM OTHER INVESTMENT COMPANIES. Investors may purchase Investor A Shares at net asset value, without a sales charge, with the proceeds from the redemption of shares of any other investment com-pany which were sold with a sales charge or commission. This does not include shares of an affiliated mutual fund which were or would be subject to a con-tingent deferred sales charge upon redemption. Such purchases must be made within 60 days of the redemption, and the Fund must be notified by the in-vestor in writing, or by his or her financial institution, at the time the purchase of Investor A Shares is made.

LETTER OF INTENT. An investor may qualify for a reduced sales charge immedi-ately by signing a Letter of Intent stating the investor's intention to invest during the next 13 months a specified amount in Investor A Shares which, if made at one time, would qualify for a reduced sales charge. The Letter of In-tent may be signed at any time within 90 days after the first investment to be included in the Letter of Intent. The initial investment must meet the minimum initial investment requirement and represent at least 5% of the total intended investment. The investor must instruct PFPC upon making subsequent purchases that such purchases are subject to a Letter of Intent. All dividends and capi-tal gains of a Portfolio that are invested in additional Investor A Shares of the same Portfolio are applied to the Letter of Intent.

During the term of a Letter of Intent, the Fund's transfer agent will hold In-vestor A Shares representing 5% of the indicated amount in escrow for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. The escrowed Investor A Shares will be released when the full amount indicated has been purchased. Any redemptions made during the 13-month period will be subtracted from the amount of purchases in determining whether the Letter of Intent has been completed.

If the full amount indicated is not purchased within the 13-month period, the investor will be required to pay an amount equal to the difference between the sales charge actually paid and the sales charge the investor would have had to pay on his or her aggregate purchases if the total of such purchases had been made at a single time. If remittance is not received within 20 days of the ex-piration of the 13-month period, PFPC, as attorney-in-fact, pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Investor A Shares held in escrow to realize the difference.

PURCHASES OF INVESTOR B SHARES. Investor B Shares are subject to a deferred sales charge at the rates set forth in the chart below if they are redeemed within six years of purchase. The deferred sales charge on Investor B Shares is based on the lesser of the offering price or the net asset value of the In-vestor B Shares on the redemption date. Dealers will generally receive commis-sions equal to 4.00% of Investor B Shares sold by them plus ongoing fees under the Fund's Distribution and Service Plan and described under "Who Manages the Fund?" Dealers may not receive a commission in connection with sales of In-vestor B Shares to

                                      48.

--------------------------------------------------------------------------------
certain retirement plans sponsored by the Fund, CCG or its affiliates, but may receive fees under the Distribution and Service Plan. These commissions and payments may be different than the reallowances, placement fees and commissions paid to dealers in connection with sales of Investor A Shares and Investor C Shares. See "What Is The Schedule Of Sales Charges And Exemptions--Investor A Shares" for information on additional sales incentives which the Distributor, CCG and/or their affiliates may provide to dealers in connection with the sale of shares.

The amount of any contingent deferred sales charge an investor must pay on In-vestor B Shares depends on the number of years that elapse between the purchase date and the date the Investor B Shares are redeemed as set forth in the fol-lowing chart:

                                                CONTINGENT DEFERRED
                                                SALES CHARGE (AS A
                NUMBER OF YEARS             PERCENTAGE OF DOLLAR AMOUNT
             ELAPSED SINCE PURCHASE           SUBJECT TO THE CHARGE)
      Less than one                                    4.50%
      More than one, but less than two                 4.00
      More than two, but less than three               3.50
      More than three, but less than four              3.00
      More than four, but less than five               2.00
      More than five, but less than six                1.00
      More than six, but less than seven               0.00
      More than seven, but less than eight             0.00

PURCHASES OF INVESTOR C SHARES. Investor C Shares are subject to a deferred sales charge of 1.00% based on the lesser of the offering price or the net as-set value of the Investor C Shares on the redemption date if redeemed within twelve months after purchase. Dealers will generally receive commissions equal to 1.00% of the Investor C Shares sold by them plus ongoing fees under the Fund's Distribution and Service Plan and described under "Who Manages the Fund?" Dealers may not receive a commission in connection with sales of In-vestor C Shares to certain retirement plans sponsored by the Fund, CCG or its affiliates, but may receive fees under the Distribution and Service Plan. These commissions and payments, may be different than the reallowances, placement fees and commissions paid to dealers in connection with sales of Investor A Shares and Investor B Shares. See "What Is The Schedule Of Sales Charges And Exemptions--Investor A Shares" for information on additional sales incentives which the Distributor, CCG and/or their affiliates may provide to dealers in connection with the sale of shares.

EXEMPTIONS FROM THE CONTINGENT DEFERRED SALES CHARGE--INVESTOR B AND INVESTOR C SHARES. The contingent deferred sales charge on Investor B Shares and Investor C Shares is not charged in connection with: (1) exchanges described in "What Are The Shareholder Features Of The Fund?--Exchange Privilege"; (2) redemptions made in connection with minimum required distributions from IRA, 403(b)(7) and Qualified Plan accounts due to the shareholder reaching age 70 1/2; (3) redemp-tions made with respect to certain retirement plans sponsored by the Fund, CCG or its affiliates; (4) redemptions in connection with a shareholder's death or disability (as defined in the Internal Revenue Code) subsequent to the purchase of Investor B Shares or Investor C Shares; (5) involuntary redemptions of In-vestor B Shares or Investor C Shares in accounts with low balances as described in "How Are Shares Redeemed?"; and (6) redemptions made pursuant to the System-atic Withdrawal Plan, subject to the limitations set forth above under "What Are The Shareholder Features Of The Fund?--Systematic Withdrawal Plan." In ad-dition, no contingent deferred sales charge is charged on Investor B Shares or Investor C Shares acquired through the reinvestment of dividends or distributions.

When an investor redeems Investor B Shares or Investor C Shares, the redemption order is processed to minimize the amount of the contingent deferred sales charge that will be charged. Investor B Shares and Investor C Shares are re-deemed first from those shares that are not subject to the deferred sales load (i.e., shares that were acquired through reinvestment of dividends or distribu-tions) and after that from the shares that have been held the longest.

                                      49.

--------------------------------------------------------------------------------
HOW IS NET ASSET VALUE CALCULATED?
--------------------------------------------------------------------------------

Net asset value is calculated separately for each class of Investor Shares of each Portfolio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern Time) on each Business Day by dividing the value of all secu-rities and other assets owned by a Portfolio (including, for the Index Equity Portfolio, all of its shares in the Index Master Portfolio) that are allocated to a particular class of shares, less the liabilities charged to that class, by the number of shares of the class that are outstanding. The net asset value per share of the Index Master Portfolio is calculated as of the close of the NYSE by dividing the total market value of its investments and other assets, less any liabilities, by the total outstanding shares of the Index Master Portfolio.

Most securities held by a Portfolio are priced based on their market value as determined by reported sales prices, or the mean between bid and asked prices, that are provided by securities dealers or pricing services. Portfolio securi-ties which are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direc-tion of the Board of Trustees or, in the case of the Index Master Portfolio, The DFA Investment Trust Company's Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless a Portfolio's sub-adviser under the super-vision of the Board of Trustees determines such method does not represent fair value.

HOW FREQUENTLY ARE DIVIDENDS AND DISTRIBUTIONS MADE TO INVESTORS?
--------------------------------------------------------------------------------

Each Portfolio of the Fund will distribute substantially all of its net invest-ment income and net realized capital gains, if any, to shareholders. The net investment income of each Portfolio is declared quarterly as a dividend to in-vestors who are shareholders of the Portfolio at the close of business on the day of declaration. All dividends are paid not later than ten days after the end of each quarter. Any net realized capital gains (including net short-term capital gains) will be distributed by each Portfolio of the Fund at least annu-ally. The period for which dividends are payable and the time for payment are subject to change by the Fund's Board of Trustees.

Distributions are reinvested at net asset value in additional full and frac-tional shares of the same class on which the distributions are paid, unless a shareholder elects to receive distributions in cash. This election, or any rev-ocation thereof, must be made in writing to PFPC, and will become effective with respect to distributions paid after its receipt by PFPC.

The Index Equity Portfolio seeks its investment objective by investing all of its investable assets in the Index Master Portfolio, and the Index Equity Port-folio is allocated its pro rata share of the ordinary income and expenses of the Index Master Portfolio. This net income, less the Index Equity Portfolio's expenses incurred in operations, is the Index Equity Portfolio's net investment income from which dividends are distributed as described above. The Index Mas-ter Portfolio also allocates to the Index Equity Portfolio its pro rata share of capital gains, if any, realized by the Index Master Portfolio.

                                      50.

--------------------------------------------------------------------------------
HOW ARE FUND DISTRIBUTIONS TAXED?
--------------------------------------------------------------------------------

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If a Portfolio qualifies, it generally will be relieved of Federal income tax on amounts dis-tributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are treated as a return of capital), whether the distributions are paid in cash or reinvested in additional shares.

Distributions paid out of a Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder holds shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Dividends paid by the Portfolios will be eligible for the dividends received deduction allowed to certain corporations only to the extent of the total qual-ifying dividends received by a Portfolio from domestic corporations for a tax-able year. Corporate shareholders will have to take into account the entire amount of any dividend received in making certain adjustments for Federal al-ternative minimum and environmental tax purposes. The dividends received deduc-tion is not available for capital gain distributions.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a speci-fied date in those months will be deemed to have been received by the share-holders on December 31 of such year, if the dividends are paid during the fol-lowing January.

An investor considering buying shares on or just before a dividend record date should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a shareholder upon the redemption, transfer or exchange of shares depending upon their tax basis and their price at the time of redemption, transfer or exchange. Generally, shareholders may include sales charges paid on the purchase of shares in their tax basis for the purposes of determining gain or loss on a redemption, transfer or exchange of such shares. However, if a shareholder exchanges the shares for shares of an-other Portfolio within 90 days of purchase and is able to reduce the sales charges applicable to the new shares (by virtue of the Fund's exchange privi-lege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged shares for the purpose of determining gain or loss but may be included (subject to the same limitation) in the tax basis of the new shares.

Dividends and certain interest income earned by a Portfolio from foreign secu-rities may be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of a Portfolio's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Port-folio may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. It is possible that the Interna-tional Equity and International Emerging Markets Portfolios will make this election in certain years. If a Portfolio makes the election, the amount of such foreign taxes paid by the Portfolio will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and each shareholder will be entitled either (a) to credit a proportion-ate amount of such taxes against a shareholder's U.S. Federal income tax lia-bilities, or (b) if a shareholder itemizes deductions, to deduct such propor-tionate amounts from U.S. Federal taxable income.

The Index Master Portfolio is classified as a partnership for Federal income tax purposes. As such, the Index Master Portfolio will not be subject to Fed-eral income tax, and the Index Equity Portfolio will be allocated its propor-tionate share of the income and realized and unrealized gains and losses of the Index Master Portfolio.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolios. The application of state and local income taxes to investments in the Portfolios may differ from the Federal income tax consequences described above. In addition, shareholders who are non-resident alien individuals, for-eign trusts or estates, foreign corporations or foreign partnerships may be subject to different Federal income tax treatment. Future legislative or admin-istrative changes or court decisions may materially affect the tax consequences of investing in the Portfolios.

                                      51.

--------------------------------------------------------------------------------
HOW IS THE FUND ORGANIZED?
--------------------------------------------------------------------------------

The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. On January 12, 1996 the Fund changed its name from The PNC(R) Fund to Compass Capital Funds SM. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more clas-ses of shares. Pursuant to this authority, the Trustees have authorized the is-suance of an unlimited number of shares in thirty investment portfolios. Each Portfolio offers five separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, Investor B Shares and Investor C Shares. This pro-spectus relates to Investor A Shares, Investor B Shares and Investor C Shares of the eleven Portfolios described herein.

Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees and amounts payable under the Fund's Distribution and Service Plan. In addition, each class of Investor Shares is sold with different sales charges. Because of these "class expenses" and sales charges, the performance of a Portfolio's Institutional Shares is ex-pected to be higher than the performance of the Portfolio's Service Shares, and the performance of both the Institutional Shares and Service Shares of a Port-folio is expected to be higher than the performance of the Portfolio's three classes of Investor Shares. The performance of each class of Investor Shares may be different. The Fund offers various services and privileges in connection with its Investor Shares that are not generally offered in connection with its Institutional and Service Shares, including an automatic investment plan and an automatic withdrawal plan. For further information regarding the Fund's Insti-tutional and Service Share Classes, contact PFPC at (800) 441-7764.

Each share of a Portfolio has a par value of $.001, represents an interest in that Portfolio and is entitled to the dividends and distributions earned on that Portfolio's assets that are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as required under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On November 30, 1996, PNC Bank held of record approximately 70% of the Fund's outstanding shares, as trustee on behalf of institutional and individual in-vestors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp.

MASTER-FEEDER STRUCTURE. The Index Equity Portfolio, unlike many other invest-ment companies which directly acquire and manage their own portfolio of securi-ties, seeks to achieve its investment objective by investing all of its investable assets in the Index Master Portfolio. The Index Equity Portfolio purchases shares of the Index Master Portfolio at net asset value. The net as-set value of the Index Equity Portfolio responds to increases and decreases in the value of the Index Master Portfolio's securities and to the expenses of the Index Master Portfolio allocable to the Index Equity Portfolio (as well as its own expenses). The Index Equity Portfolio may withdraw its investment in the Index Master Portfolio at any time upon 30 days notice to the Index Master Portfolio if the Board of Trustees of the Fund determines that it is in the best interests of the Index Equity Portfolio to do so. Upon withdrawal, the Board of Trustees would consider what action might be taken, including the in-vestment of all of the assets of the Index Equity Portfolio in another pooled investment entity having the same investment objective as the Index Equity Portfolio or the hiring of an investment adviser to manage the Index Equity Portfolio's assets in accordance with the investment policies described above with respect to the Index Equity Portfolio.

The Index Master Portfolio is a separate series of The DFA Investment Trust Company (the "Trust"), which is a business trust created under the laws of the State of Delaware. The Index Equity Portfolio and other institutional investors that may invest in the Index Master Portfolio from time to time (e.g. other in-vestment companies) will each bear a share of all liabilities of the Index Mas-ter Portfolio. Under the Delaware Business Trust Act, shareholders of the Index Master Portfolio have the same limitation of personal liability as shareholders of a Delaware corporation. Accordingly, Fund management believes that neither the Index Equity

                                      52.

--------------------------------------------------------------------------------
Portfolio nor its shareholders will be adversely affected by reason of the In-dex Equity Portfolio's investing in the Index Master Portfolio.

The shares of the Index Master Portfolio are offered to institutional investors in private placements for the purpose of increasing the funds available for in-vestment and achieving economies of scale that might be available at higher as-set levels. The expenses of such other institutional investors and their re-turns may differ from those of the Index Equity Portfolio. While investment in the Index Master Portfolio by other institutional investors offers potential benefits to the Index Master Portfolio (and, indirectly, to the Index Equity Portfolio), economies of scale and related expense reductions might not be achieved. Also, if an institutional investor were to redeem its interest in the Index Master Portfolio, the remaining investors in the Index Master Portfolio could experience higher pro rata operating expenses and correspondingly lower returns. In addition, institutional investors that have a greater pro rata own-ership interest in the Index Master Portfolio than the Index Equity Portfolio could have effective voting control over the operation of the Index Master Portfolio.

Shares in the Index Master Portfolio have equal, non-cumulative voting rights, except as set forth below, with no preferences as to conversion, exchange, div-idends, redemption or any other feature. Shareholders of the Trust have the right to vote only (i) for removal of its trustees, (ii) with respect to such additional matters relating to the Trust as may be required by the applicable provisions of the 1940 Act and (iii) on such other matters as the trustees of the Trust may consider necessary or desirable. In addition, approval of the shareholders of the Trust is required to adopt any amendments to the Agreement and Declaration of Trust of the Trust which would adversely affect to a mate-rial degree the rights and preferences of the shares of the Index Master Port-folio or to increase or decrease their par value. The Index Master Portfolio's shareholders will also be asked to vote on any proposal to change a fundamental policy (i.e. a policy that may be changed only with the approval of sharehold-ers) of the Index Master Portfolio.

When the Index Equity Portfolio, as a shareholder of the Index Master Portfo-lio, votes on matters pertaining to the Index Master Portfolio, the Index Eq-uity Portfolio, if required under the 1940 Act or other applicable law, would hold a meeting of its shareholders and would cast its votes proportionately as instructed by Index Equity Portfolio shareholders. In such cases, shareholders of the Index Equity Portfolio, in effect, would have the same voting rights they would have as direct shareholders of the Index Master Portfolio.

The investment objective of the Index Master Portfolio may not be changed with-out approval of its shareholders. Shareholders of the Portfolio will receive written notice thirty days prior to the effective date of any change in the in-vestment objective of the Master Portfolio. If the Index Master Portfolio changes its investment objective in a manner which is inconsistent with the in-vestment objective of the Index Equity Portfolio and the Fund's Board of Trust-ees fails to approve a similar change in the investment objective of the Index Equity Portfolio, the Index Equity Portfolio would be forced to withdraw its investment in the Index Master Portfolio and either seek to invest its assets in another registered investment company with the same investment objective as the Index Equity Portfolio, which might not be possible, or retain an invest-ment adviser to manage the Index Equity Portfolio's assets in accordance with its own investment objective, possibly at increased cost. A withdrawal by the Index Equity Portfolio of its investment in the Index Master Portfolio could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Index Equity Portfolio. Should such a distribution occur, the Index Equity Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In ad-dition, a distribution in kind to the Index Equity Portfolio could result in a less diversified portfolio of investments and could adversely affect the li-quidity of the Portfolio.

The conversion of the Index Equity Portfolio into a feeder fund of the Index Master Portfolio was approved by shareholders of the Index Equity Portfolio at a meeting held on November 30, 1995. The policy of the Index Equity Portfolio, and other similar investment companies, to invest their investable assets in funds such as the Index Master Portfolio is a relatively recent development in the mutual fund industry and, consequently, there is a lack of substantial ex-perience with the operation of this policy. There may also be other investment companies or entities through which you can invest in the Index Master Portfo-lio which may have different sales charges, fees and other expenses which may affect performance. As of the date of this Prospectus, one other feeder fund invests all of its investable assets in the Index Master Portfolio. For infor-mation about other funds that may invest in the Index Master Portfolio, please contact DFA at (310) 395-8005 or contact your broker.

                                      53.

--------------------------------------------------------------------------------
HOW IS PERFORMANCE CALCULATED?
--------------------------------------------------------------------------------

Performance information for each class of Investor Shares of the Portfolios may be quoted in advertisements and communications to shareholders. Total return will be calculated on an average annual total return basis for various periods. Average annual total return reflects the average annual percentage change in value of an investment in Investor Shares of a Portfolio over the measuring pe-riod. Total return may also be calculated on an aggregate total return basis. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividend and capital gain distributions made by a Portfolio with respect to a class of shares are reinvested in shares of the same class, and also reflect the maximum sales load charged by the Portfolio with respect to a class of shares. When, however, a Portfolio compares the total return of a share class to that of other funds or relevant indices, total return may also be computed without re-flecting the sales load.

The yield of a class of shares of the Balanced Portfolio is computed by divid-ing the net income allocated to that class during a 30-day (or one month) pe-riod by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis.

The performance of a share class may be compared to the performance of other mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other finan-cial or industry publications that monitor the performance of mutual funds. For example, the performance of a class of shares may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Wei-senberger Investment Company Service, and to the performance of the Dow Jones Industrial Average, the "stocks, bonds and inflation Index" published annually by Ibbotson Associates, the Lipper International Fund Index, the Lehman Govern-ment Corporate Bond Index and the Financial Times World Stock Index, as well as the benchmarks attached to this Prospectus. Performance information may also include evaluations of the Portfolios and their share classes published by na-tionally recognized ranking services, and information as reported in financial publications such as Business Week, Fortune, Institutional Investor, Money Mag-azine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

In addition to providing performance information that demonstrates the actual yield or return of a class of shares of a particular Portfolio, a Portfolio may provide other information demonstrating hypothetical investment returns. This information may include, but is not limited to, illustrating the compounding effects of dividends in a dividend reinvestment plan or the impact of tax-de-ferred investing.

Performance quotations for shares of a Portfolio represent past performance and should not be considered representative of future results. The investment re-turn and principal value of an investment in a Portfolio will fluctuate so that an investor's Investor Shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for In-vestor Shares of a Portfolio cannot necessarily be used to compare an invest-ment in such shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged by brokers or other institu-tions directly to their customer accounts in connection with investments in In-vestor Shares will not be included in the Portfolio performance calculations.

                                      54.

--------------------------------------------------------------------------------

OTHER INFORMATION ON THE PERFORMANCE OF PNC EQUITY ADVISORS COMPANY

The tables below set forth performance information relating to the Small Cap Growth Equity Portfolio and a small cap growth equity account (the "Small Cap Account") that is also managed by PEAC for certain trust accounts and which has investment objectives, policies, strategies and risks substantially similar to those of the Small Cap Growth Equity Portfolio. The performance of the Small Cap Account has been restated to reflect certain expenses as set forth in foot-notes 2 and 3 to the table, but does not reflect the deduction of the sales charges applicable to Investor Shares. These sales charges, if reflected, would result in lower performance figures.

The performance data for the Small Cap Account is included to provide investors with a longer performance record for PEAC in managing an account substantially similar to the Small Cap Growth Equity Portfolio as measured against the Rus-sell 2000 Growth Index. The Small Cap Account performance data does not repre-sent the past, present or future performance of the Small Cap Growth Equity Portfolio. Past performance is no guarantee of future results; investors should not consider this performance data as an indication of future performance of the Small Cap Growth Equity Portfolio or of PEAC. Share prices and investment returns will fluctuate reflecting market conditions and cash flows, as well as changes in company-specific fundamentals of portfolio securities. Consequently, investments in either the Small Cap Growth Equity Portfolio or the Small Cap Account may be worth more or less than their original cost at the time of re-demption. The performance presentation is not audited.

All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns also reflect the brokerage costs borne by the Small Cap Growth Equity Portfolio and the Small Cap Account for all periods presented. The use of a different methodology to calculate performance could result in different performance data.

The Small Cap Account was not subject to the same types of expenses and liquid-ity requirements to which the Small Cap Growth Equity Portfolio is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Small Cap Growth Equity Portfolio by the 1940 Act or Subchapter M of the Internal Revenue Code. Consequently, the performance re-sults for the Small Cap Account could have been adversely affected if the Small Cap Account had been regulated as an investment company under the federal secu-rities laws.

                   PEAC'S SMALL CAP GROWTH EQUITY PERFORMANCE

                          AVERAGE ANNUAL TOTAL RETURNS

                         SMALL CAP GROWTH SMALL CAP GROWTH
                         EQUITY PORTFOLIO EQUITY PORTFOLIO
                            INVESTOR A       INVESTOR A
    YEAR OR PERIODS        SHARES (LOAD      SHARES (NO     SMALL CAP    RUSSELL 2000
     ENDED 9/30/96        ADJUSTED)(/1/)     LOAD)(/1/)    ACCOUNT(/2/) GROWTH INDEX(3)
    ---------------      ---------------- ---------------- ------------ ---------------
One Year................      38.24%           44.79%         47.06%         13.13%
Three Years.............      25.55%           27.48%         26.98%         12.73%
Five Years..............        N/A              N/A          29.81%         15.76%
From Inception(/4/).....      27.00%           28.94%         23.04%         10.07%(/5/)

                         SMALL CAP GROWTH
                         EQUITY PORTFOLIO  SMALL CAP GROWTH
                         INVESTOR B SHARES EQUITY PORTFOLIO
    YEAR OR PERIODS            (LOAD       INVESTOR B SHARES  SMALL CAP    RUSSELL 2000
     ENDED 9/30/96        ADJUSTED)(/1/)    (NO LOAD)(/1/)   ACCOUNT(/6/) GROWTH INDEX(3)
    ---------------      ----------------- ----------------- ------------ ---------------
One Year................       37.28%            43.75%         46.06%         13.13%
Three Years.............       25.67%            27.17%         26.08%         12.73%
Five Years..............         N/A               N/A          28.89%         15.76%
From Inception(/4/).....       27.35%            28.63%         22.17%         10.07%(/5/)

                                      55.

--------------------------------------------------------------------------------

                         SMALL CAP GROWTH SMALL CAP GROWTH
                         EQUITY PORTFOLIO EQUITY PORTFOLIO
                            INVESTOR C       INVESTOR C
    YEAR OR PERIODS        SHARES (LOAD      SHARES (NO     SMALL CAP    RUSSELL 2000
     ENDED 9/30/96        ADJUSTED)(/1/)     LOAD)(/1/)    ACCOUNT(/6/) GROWTH INDEX(3)
    ---------------      ---------------- ---------------- ------------ ---------------
One Year................      42.31%           43.75%         46.06%         13.13%
Three Years.............      27.17%           27.17%         26.08%         12.73%
Five Years..............        N/A              N/A          28.89%         15.76%
From Inception(/4/).....      28.63%           28.63%         22.17%         10.07%(/5/)

--------
(1) Total return reflects the performance of Investor A, B and C Shares of the Small Cap Growth Equity Portfolio since the commencement of operations of the Portfolio rather than the dates Investor A, B and C Shares in the Port-folio were introduced. Performance information for the Portfolio's Investor A, B and C Shares prior to their introduction dates on 9/15/93, 1/18/96 and 9/6/96, respectively, does not reflect distribution, shareholder servicing, shareholder processing and certain other expenses borne by Investor A, B and C Shares which, if reflected, would reduce the performance quoted for such periods. Performance information presented for Investor A, B and C Shares of the Portfolio prior to their introduction is based upon histori-cal expenses of predecessor classes of shares in the Portfolio which do not reflect the actual expenses that an investor would have incurred as a holder of Investor A, B or C Shares of the Portfolio. This performance in-formation has been restated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent de-ferred sales charge (in the case of Investor B and C Shares) when presented inclusive of sales charges. Additional performance information is presented which does not reflect the deduction of sales charges. The performance quoted reflects fee waivers by the Portfolio's service providers. The Port-folio's performance would have been lower in the absence of such waivers.

(2) The performance has been restated to reflect a total expense ratio of 1.33%, which is the total expense ratio that Investor A Shares of the Small Cap Growth Equity Portfolio are expected to incur during the current fiscal year and which reflects an advisory fee of .54% of its average daily net assets. This expense ratio reflects voluntary fee waivers by the Portfo-lio's service providers which may be modified or terminated at any time. In restating the total returns of the Small Cap Account, these expenses were calculated on a quarterly basis for the periods presented. The calculation of these expenses on a more frequent basis would result in lower perfor-mance figures.

(3) Total return data is presented for each period. The Russell 2000 Growth In-dex reflects the investment of income dividends and capital gain distribu-tions, if any, but does not reflect fees, brokerage commissions or other expenses of investing. The Russell 2000 Growth Index is an unmanaged secu-rities index, and an investment cannot be made directly in the Russell 2000 Growth Index. For more information on the Russell 2000 Growth Index, see the Appendix to this Prospectus.

(4) The Small Cap Growth Equity Portfolio and the Small Cap Account commenced investment operations on 9/14/93 and 8/1/87, respectively.

(5)Reflects the average annual total return of the Russell 2000 Growth Index from 8/1/87.

(6) The performance has been restated to reflect a total expense ratio of 2.08%, which is the total expense ratio that Investor B and C Shares of the Small Cap Growth Equity Portfolio are expected to incur during the current fiscal year and which reflects an advisory fee of .54% of its average daily net assets. This expense ratio reflects voluntary fee waivers by the Port-folio's service providers which may be modified or terminated at any time. In restating the total returns of the Small Cap Account, these expenses were calculated on a quarterly basis for the periods presented. The calcu-lation of these expenses on a more frequent basis would result in lower performance figures.


                                      56.

--------------------------------------------------------------------------------
HOW CAN I GET MORE INFORMATION?
--------------------------------------------------------------------------------

Below is a brief description of how investors can easily access information about the Compass Capital Funds.

 FUND INFORMATION          HOURS AVAILABLE           PHONE INFORMATION
 MUTUAL FUND SPECIALISTS   9 AM to 6 PM, E.S.T.      toll-free 888-4COMPASS
 Available to provide      Monday through Friday     toll-free 888-426-6727
 performance and market                              toll-free 800-388-8734
 trends.
 PORTFOLIO MANAGERS        9 AM to 6 PM, E.S.T.      toll-free 888-4COMPASS
 COMMENTARY                Monday through Friday     toll-free 888-426-6727
 (Audio recording updated                            toll-free 800-388-8734
 periodically)
 SHAREHOLDER SERVICES
 TELEPHONE ACCESS:         24 Hours, 7 days a week   toll-free 800-441-7762
 ACCOUNT SERVICE           8:30 to 5 PM, E.S.T.      toll-free 800-441-7762
 REPRESENTATIVES:          Monday through Friday
 Available to discuss
 account balance
 information, mutual fund
 prospectus, literature
 and discuss programs and
 services available.
 PURCHASES AND             8:30 to 5 PM, E.S.T.      toll-free 800-441-7762
 REDEMPTIONS               Monday through Friday
 WORLD WIDE WEB:
 Access general fund       24 Hours, 7 days a week   http://www.compassfunds.com
 information and specific
 fund performance.
 Request mutual fund
 prospectuses and
 literature. Forward
 mutual fund inquiries.
 E-MAIL:
 Request prospectuses and  24 Hours, 7 days a week   funds@compassfunds.com
 literature. Forward
 mutual fund inquiries.
 WRITTEN CORRESPONDENCE:   POST OFFICE BOX ADDRESS   STREET ADDRESS
                           Compass Capital Funds     Compass Capital Funds
                           c/o PFPC Inc.             c/o PFPC Inc.
                           P.O. Box 8907             400 Bellevue Parkway
                           Wilmington, DE 19899-8907 Wilmington, DE 19809

                                      57.

--------------------------------------------------------------------------------
                                    APPENDIX

    COMPASS CAPITAL            PERFORMANCE
       PORTFOLIO                BENCHMARK                         DESCRIPTION
Large Cap Value Equity   Russell 1000 Value Index An index composed of those Russell 1000 securities with less-than-average growth
                                                  orientation. Securities in this index
                                                  generally have low price-to-book and price-
                                                  earnings ratios, higher dividend yields and
                                                  lower forecasted growth values than more
                                                  growth-oriented securities in the Russell
                                                  1000 Growth Index.
Large Cap Growth Equity  Russell 1000 Growth      The Russell 1000 Growth Index contains
                         Index                    those Russell 1000 securities with a
                                                  greater-than-average growth orientation.
                                                  Companies in this index tend to exhibit
                                                  higher price-to-book and price-earnings
                                                  ratios, lower dividend yields and higher
                                                  forecasted growth values than the Russell
                                                  1000 Value Index.
Mid-Cap Value Equity     Russell Midcap Value     The Russell Midcap Value Index consists of
                         Index                    the bottom 800 securities of the Russell
                                                  1000 Index with less-than-average growth
                                                  orientation as ranked by total market
                                                  capitalization.
Mid-Cap Growth Equity    Russell Midcap Growth    The Russell Midcap Growth Index consists of
                         Index                    the bottom 800 securities of the Russell
                                                  1000 Index with greater-than-average growth
                                                  orientation as ranked by total market
                                                  capitalization.
Small Cap Value Equity   Russell 2000 Value Index The Russell 2000 Value Index contains those
                                                  Russell 2000 securities with a less-than-
                                                  average growth orientation. Securities in
                                                  this index generally have lower price-to-
                                                  book and price-earnings ratios than those
                                                  in the Russell 2000 Growth Index.
Small Cap Growth Equity  Russell 2000 Growth      An index composed of those Russell 2000
                         Index                    securities with a greater-than-average
                                                  growth orientation. Securities in this
                                                  index generally have higher price-to-book
                                                  and price-earnings ratios than those in the
                                                  Russell 2000 Value Index.
International Equity     EAFE Index               An index composed of a sample of companies
                                                  representative of the market structure of
                                                  20 European and Pacific Basin countries.
                                                  The Index is a market value-weighted
                                                  average of the performance of over 900
                                                  securities listed on the stock exchanges of
                                                  such countries.
International Emerging   MSCI Emerging Markets    The Morgan Stanley Capital International
Markets                  Free Index               (MSCI) Emerging Markets Free Index (EMF) is
                                                  a market capitalization weighted index
                                                  composed of companies representative of the
                                                  market structure of 22 Emerging Market
                                                  countries in Europe, Latin America, Africa
                                                  and the Pacific Basin. The MSCI EMF Index
                                                  excludes closed markets and those shares in
                                                  otherwise free markets which are not
                                                  purchasable by foreigners.
Select Equity            S&P 500 Index            An unmanaged index of 500 selected common
                                                  stocks, most of which are listed on the New
                                                  York Stock Exchange. The Index is heavily
                                                  weighted toward stocks with large market
                                                  capitalizations and represents
                                                  approximately two-thirds of the total
                                                  market value of all domestic common stocks.
Index Equity             S&P 500 Index            An unmanaged index of 500 selected common
                                                  stocks, most of which are listed on the New
                                                  York Stock Exchange. The Index is heavily
                                                  weighted toward stocks with large market
                                                  capitalizations and represents
                                                  approximately two-thirds of the total
                                                  market value of all domestic common stocks.
Balanced                 S&P 500 Index            An unmanaged index of 500 selected common
                                                  stocks, most of which are listed on the New
                                                  York Stock Exchange. The Index is heavily
                                                  weighted toward stocks with large market
                                                  capitalizations and represents
                                                  approximately two-thirds of the total
                                                  market value of all domestic common stocks.
                         Salomon Broad Investment An unmanaged index of 3500 bonds. The Broad
                         Grade Index              Investment Grade Index is market
                                                  capitalization weighted and includes
                                                  Treasury, Government sponsored mortgages
                                                  and investment grade fixed rate corporates
                                                  with a maturity of 1 year or longer.

                                      58.

                                                          COMPASS CAPITAL FUNDS
THE COMPASS CAPITAL FUNDS

Compass Capital Funds is a leading mutual fund company currently managing in excess of $11 billion in 30 portfolios designed to fit a broad range of investment goals. Each portfolio is managed by recognized experts in equity, fixed income, international, and tax-free investing who adhere to a pure investment styleSM.

STOCK PORTFOLIOS
--------------------------------------------------------------------------------

    Large Cap Growth Equity             Small Cap Growth Equity
    Large Cap Value Equity              Small Cap Value Equity
    Mid-Cap Growth Equity               International Equity
    Mid-Cap Value Equity                International Emerging Markets
                                        Index Equity
                                        Select Equity

STOCK & BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Balanced

BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Low Duration Bond                   Government Income
    Intermediate Government Bond        Managed Income
    Intermediate Bond                   International Bond
    Core Bond

TAX-FREE BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Tax-Free Income                     New Jersey Tax-Free Income
    Pennsylvania Tax-Free Income        Ohio Tax-Free Income

MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------

    Money Market                        North Carolina Municipal Money Market
    U.S. Treasury Money Market          Ohio Municipal Money Market
    Municipal Money Market              Pennsylvania Municipal Money Market
    New Jersey Municipal Money Market   Virginia Municipal Money Market

                                                                January 1, 1997
--------------------------------------------------------------------------------
THE EQUITY PORTFOLIOS INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

ASKING THE KEY
QUESTIONS

                                                                          PAGE
            What Are The Expenses Of The Portfolios?.....................   4
            What Are The Portfolios' Financial Highlights?...............   6
            What Are The Portfolios?.....................................  15
            What Are The Differences Among The Portfolios?...............  16
            What Additional Investment Policies And Risks Apply?.........  18
            What Are The Portfolios' Fundamental Investment
             Limitations?................................................  27
            Who Manages The Fund?........................................  28
            How Are Shares Purchased And Redeemed?.......................  33
            How Is Net Asset Value Calculated?...........................  35
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  35
            How Are Fund Distributions Taxed?............................  36
            How Is The Fund Organized?...................................  37
            How Is Performance Calculated?...............................  40
            Other Information On The Performance Of PNC Equity Advisors
             Company.....................................................  41
            How Can I Get More Information?..............................  43

              This Prospectus contains information about the Compass Capital equity Portfolios that a prospective investor needs to know be-fore investing. Please keep it for future reference. A Statement of Additional Information dated January 1, 1997 has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information may be obtained free of charge from the Fund by calling (800) 441-7764. The Statement of Additional Information, as supplemented from time to time, is in-corporated by reference into this Prospectus.

              SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DE-POSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIOS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT IN-VESTED.

              The Index Equity Portfolio seeks to achieve its investment objec-tive by investing all of its investable assets in a series of shares (the "Index Master Portfolio") of The DFA Investment Trust Company, another open-end management investment company, rather than through a portfolio of various securities. The investment experience of the Index Equity Portfolio corresponds directly with the investment experience of the Index Master Portfolio. The Index Master Portfolio has substantially the same investment ob-jective, policies and limitations as the Index Equity Portfolio and, except as specifically noted, is also referred to as a "Portfolio" in this Prospectus. For additional information, see "How Is The Fund Organized?"

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                       2.

--------------------------------------------------------------------------------
THE EQUITY PORTFOLIOS OF COMPASS CAPITAL FUNDS
--------------------------------------------------------------------------------

               The COMPASS CAPITAL FUND family consists of 30 portfolios and has been structured to include many different investment styles so that investors may participate across multiple disciplines in order to seek their long-term financial goals.

               The Equity Portfolios of COMPASS CAPITAL FUNDS consist of eleven diversified investment portfolios (the "Portfolios") that provide investors with a broad spectrum of investment al-ternatives within the equity sector. Eight of these Portfolios invest in U.S. stocks, two Portfolios invest in non-U.S. inter-national stocks and one Portfolio invests in a combination of U.S. stocks and bonds. A detailed description of each Portfolio begins on page 15 and a summary of each Performance Benchmark is contained in the Appendix.


               COMPASS           PERFORMANCE          LIPPER PEER GROUP
               CAPITAL           BENCHMARK
               PORTFOLIO


               LARGE CAP         Russell 1000         Growth and Income
                VALUE EQUITY      Value Index

               LARGE CAP         Russell 1000         Growth
                GROWTH EQUITY     Growth Index

               MID-CAP VALUE     Russell Midcap       Midcap
                EQUITY            Value Index

               MID-CAP GROWTH    Russell Midcap       Midcap
                EQUITY            Growth Index

               SMALL CAP         Russell 2000         Small Company Growth
                VALUE EQUITY      Value Index

               SMALL CAP         Russell 2000         Small Company Growth
                GROWTH EQUITY     Growth Index

               INTERNATIONAL     EAFE Index           International
                EQUITY

               INTERNATIONAL     MSCI Emerging        Emerging Markets
                EMERGING         Markets Free
                MARKETS          Index





               SELECT EQUITY     S&P 500 Index        Growth and Income

               INDEX EQUITY      S&P 500 Index        S&P 500 Index

               BALANCED          S&P 500 Index        Balanced
                                  and Salomon
                                  Broad
                                  Investment
                                  Grade Index

UNDERSTANDING  This Prospectus has been crafted to provide detailed, accurate
THE COMPASS    and comprehensive information on the Compass Capital Portfo-
CAPITAL        lios. We intend this document to be an effective tool as you
EQUITY         explore different directions in equity investing.
PORTFOLIOS

CONSIDERING    There can be no assurance that any mutual fund will achieve its
THE RISKS IN   investment objective. The Portfolios will hold equity securi-
EQUITY         ties, and some or all of the Portfolios may acquire warrants,
INVESTING      foreign securities and illiquid securities; enter into repur-
               chase and reverse repurchase agreements; lend portfolio securi-ties to third parties; and enter into futures contracts and op-tions and forward currency exchange contracts. These and the other investment practices set forth below, and their associ-ated risks, deserve careful consideration. Certain risks asso-ciated with international investments are heightened because of currency fluctuations and investments in emerging markets. See
               "What Additional Investment Policies And Risks Apply?"

INVESTING IN   For information on how to purchase and redeem shares of the
THE COMPASS    Portfolios, see "How Are Shares Purchased And Redeemed?"
CAPITAL
FUNDS

                                       3.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIOS?
--------------------------------------------------------------------------------

Below is a summary of the annual operating expenses incurred by Institutional Shares of the Portfolios for the fiscal year ended September 30, 1996 as a per-centage of average daily net assets. The figures shown for the Small Cap Value Equity, International Equity, Select Equity and Balanced Portfolios have been restated to reflect current expenses and fee waivers. Because the Mid-Cap Value Equity Portfolio and Mid-Cap Growth Equity Portfolio are new, the figures shown for these two Portfolios under "Other expenses" are estimates for the current fiscal year. An example based on the summary is also shown.

                           LARGE CAP  LARGE CAP                   MID-CAP    SMALL CAP  SMALL CAP
                             VALUE     GROWTH       MID-CAP        GROWTH      VALUE     GROWTH
                            EQUITY     EQUITY     VALUE EQUITY     EQUITY     EQUITY     EQUITY
                           PORTFOLIO  PORTFOLIO     PORTFOLIO     PORTFOLIO  PORTFOLIO  PORTFOLIO
 ANNUAL PORTFOLIO
  OPERATING EXPENSES
  (AS A PERCENTAGE OF
  AVERAGE NET ASSETS)
 Advisory fees (after fee
  waivers)(/1/)                  .49%       .49%            .80%        .80%       .54%       .54%
 Other operating expenses        .26        .26             .34         .34        .32        .32
                                 ---        ---             ---         ---        ---        ---
 Administration fees
  (after fee
  waivers)(/1/)             .18        .17          .15           .15         .22        .22
 Other expenses             .08        .09          .19           .19         .10        .10
                            ---        ---          ---           ---         ---        ---
 Total Portfolio
  operating expenses
  (after fee
  waivers)(/1/)                  .75%       .75%           1.14%       1.14%       .86%       .86%
                                 ===        ===            ====        ====        ===        ===

                                           INTERNATIONAL
                           INTERNATIONAL      EMERGING      SELECT       INDEX
                               EQUITY         MARKETS       EQUITY      EQUITY     BALANCED
                             PORTFOLIO       PORTFOLIO     PORTFOLIO  PORTFOLIO+   PORTFOLIO
 ANNUAL PORTFOLIO
  OPERATING EXPENSES
  (AS A PERCENTAGE OF
  AVERAGE NET ASSETS)
 Advisory fees (after fee
  waivers)(/1/)(/2/)                  .70%           1.15%       .50%        .025%       .50%
 Other operating expenses             .36             .63        .25         .155        .30
                                      ---             ---        ---         ----        ---
 Administration fees
  (after fee
  waivers)(/1/)               .18             .23           .17        .045         .18
 Other expenses               .18             .40           .08        .110         .12
                              ---             ---           ---        ----         ---
 Total Portfolio
  operating expenses
  (after fee
  waivers)(/1/)                      1.06%           1.78%       .75%         .18%       .80%
                                     ====            ====        ===          ===        ===

(1) Without waivers, advisory fees would be .80% for the Mid-Cap Value Equity and Mid-Cap Growth Equity Portfolios, .75% and 1.25%, respectively, for the International Equity and International Emerging Markets Portfolios and .55% for each of the other Portfolios and administration fees would be .21% for the Large Cap Value Equity Portfolio and .23% for each other Portfolio. PAMG and the Portfolios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolios' total operating ex-penses during the remainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operating expenses" would be .31%, .32%, .42%, .42%, .33%, 33%, .41%, .63%, .33%, .34% and .35%, respec-
    tively, and "Total Portfolio operating expenses" would be .86%, .87%, 1.22%, 1.22%, .88%, .88%, 1.16%, 1.88%, .88%, .54% and .90%, respectively.
(2) Advisory fees with respect to the Index Equity Portfolio represent advisory fees of the Index Master Portfolio.
 + Includes the operating expenses of the Index Master Portfolio that are allo-cable to the Index Equity Portfolio.

                                       4.

--------------------------------------------------------------------------------
EXAMPLE

An investor in Institutional Shares would pay the following expenses on a $1,000 investment assuming (1) 5% annual return, and (2) redemption at the end of each time period:

                                   ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Large Cap Value Equity Portfolio     $ 8        $24        $42       $ 93
Large Cap Growth Equity Portfolio      8         24         42         93
Mid-Cap Value Equity Portfolio        12         36        N/A        N/A
Mid-Cap Growth Equity Portfolio       12         36        N/A        N/A
Small Cap Value Equity Portfolio       9         27         48        106
Small Cap Growth Equity Portfolio      9         27         48        106
International Equity Portfolio        11         34         58        129
International Emerging Markets
 Portfolio                            18         56         96        209
Select Equity Portfolio                8         24         42         93
Index Equity Portfolio                 2          6         10         23
Balanced Portfolio                     8         26         44         99

The foregoing Table and Example are intended to assist investors in understand-ing the costs and expenses (including the Index Equity Portfolio's pro rata share of the Index Master Portfolio's advisory fees and operating expenses) an investor will bear either directly or indirectly. They do not reflect any charges that may be imposed by affiliates of the Portfolios' investment adviser or other institutions directly on their customer accounts in connection with investments in the Portfolios.

The Board of Trustees of the Fund believes that the aggregate per share ex-penses of the Index Equity Portfolio and the Index Master Portfolio in which the Index Equity Portfolio's assets are invested are approximately equal to the expenses which the Index Equity Portfolio would incur if the Fund retained the services of an investment adviser for the Index Equity Portfolio and the assets of the Index Equity Portfolio were invested directly in the type of securities held by the Index Master Portfolio.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE IN-VESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                       5.

-------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS' FINANCIAL HIGHLIGHTS?
-------------------------------------------------------------------------------

                 The following financial information has been derived from the financial statements incorporated by reference into the Statement of Additional Information and has been audited by the Portfolios' independent accountant. This financial in-formation should be read together with those financial statements. Further information about the performance of the Portfolios is available in the Fund's annual shareholder re-ports. Both the Statement of Additional Information and the annual shareholder reports may be obtained from the Fund free of charge by calling (800) 441-7764. Information con-cerning the historical investment results of Institutional Shares of the Index Equity Portfolio reflects the financial experience of that Portfolio prior to its conversion on June 2, 1996 to a feeder portfolio of the Index Master Portfolio. During the periods presented the Mid-Cap Value Equity Port-folio and Mid-Cap Growth Equity Portfolio had not commenced investment operations.

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                       LARGE CAP VALUE EQUITY PORTFOLIO
                     (FORMERLY THE VALUE EQUITY PORTFOLIO)

                                                                    FOR THE
                                                                     PERIOD
                             YEAR      YEAR      YEAR      YEAR    4/20/92/1/
                            ENDED     ENDED     ENDED     ENDED     THROUGH
                           9/30/96   9/30/95   9/30/94   9/30/93    9/30/92
NET ASSET VALUE AT BEGIN-
 NING OF PERIOD            $  13.92  $  11.62  $  11.68  $   9.78   $  10.00
                           --------  --------  --------  --------   --------
Income from investment
 operations
 Net investment income         0.35      0.34      0.27      0.22       0.12
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                  2.41      2.54      0.16      1.91      (0.24)
                           --------  --------  --------  --------   --------
 Total from investment
  operations                   2.76      2.88      0.43      2.13      (0.12)
                           --------  --------  --------  --------   --------
LESS DISTRIBUTIONS
 Distributions from net
  investment income           (0.36)    (0.33)    (0.27)    (0.23)     (0.10)
 Distributions from net
  realized capital gains      (0.97)    (0.25)    (0.22)      - -        - -
                           --------  --------  --------  --------   --------
 Total distributions          (1.33)    (0.58)    (0.49)    (0.23)     (0.10)
                           --------  --------  --------  --------   --------
NET ASSET VALUE AT END OF
 PERIOD                    $  15.35  $  13.92  $  11.62  $  11.68   $   9.78
                           ========  ========  ========  ========   ========
Total return                  21.01%    25.73%     3.76%    21.92%      1.19%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of pe-
  riod (in thousands)      $731,024  $508,273  $577,996  $432,776   $322,806
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.75%     0.67%     0.65%     0.80%      0.85%/2/
 Before
  advisory/administration
  fee waivers                  0.84%     0.81%     0.81%     0.83%      0.85%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  2.40%     2.68%     2.44%     2.07%      2.62%/2/
 Before
  advisory/administration
  fee waivers                  2.32%     2.53%     2.28%     2.04%      2.62%/2/
PORTFOLIO TURNOVER RATE          64%       12%       11%       11%        13%
AVERAGE COMMISSION
 RATE/3/                   $ 0.0556       N/A       N/A       N/A        N/A

/1/Commencement of operations of share class.
/2/Annualized.
/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      6.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                       LARGE CAP GROWTH EQUITY PORTFOLIO
                     (FORMERLY THE GROWTH EQUITY PORTFOLIO)

                                                                                      FOR THE
                                                                                       PERIOD
                             YEAR      YEAR     YEAR       YEAR     YEAR     YEAR    11/1/89/1/
                            ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    THROUGH
                           9/30/96   9/30/95   9/30/94   9/30/93   9/30/92  9/30/91   9/30/90
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $  13.03  $  10.19  $ 11.58   $   9.92  $ 10.28  $  9.98   $ 10.00
                           --------  --------  -------   --------  -------  -------   -------
Income from investment
 operations
 Net investment income         0.08      0.13     0.06       0.06     0.21     0.24      0.31
 Net gain (loss) on
  investments
  (both realized and
  unrealized)                  2.29      2.88    (1.34)      2.07     0.30     1.51     (0.26)
                           --------  --------  -------   --------  -------  -------   -------
  Total from investment
   operations                  2.37      3.01    (1.28)      2.13     0.51     1.75      0.05
                           --------  --------  -------   --------  -------  -------   -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income           (0.06)    (0.17)   (0.01)     (0.07)   (0.37)   (0.32)    (0.07)
 Distributions from capi-
  tal                           - -       - -      - -      (0.01)     - -      - -       - -
 Distributions from net
  realized capital gains      (0.38)      - -    (0.10)     (0.39)   (0.50)   (1.13)      - -
                           --------  --------  -------   --------  -------  -------   -------
  Total distributions         (0.44)    (0.17)   (0.11)     (0.47)   (0.87)   (1.45)    (0.07)
                           --------  --------  -------   --------  -------  -------   -------
NET ASSET VALUE AT END OF
 PERIOD                    $  14.96  $  13.03  $ 10.19   $  11.58  $  9.92  $ 10.28   $  9.98
                           ========  ========  =======   ========  =======  =======   =======
Total return                  18.67%    29.88%  (11.14)%    22.18%    4.98%   19.47%     0.40%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $481,171  $211,543  $97,834   $100,049  $58,372  $54,912   $39,790
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.75%     0.67%    0.65%      0.81%    0.85%    0.85%     0.85%/2/
 Before
  advisory/administration
  fee waivers                  0.86%     0.85%    0.89%      0.87%    0.86%    0.91%     0.88%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  0.63%     1.20%    0.62%      0.50%    2.07%    2.59%     2.75%/2/
 Before
  advisory/administration
  fee waivers                  0.51%     1.01%    0.38%      0.44%    2.06%    2.53%     2.72%/2/
PORTFOLIO TURNOVER RATE          58%       55%     212%       175%     162%     211%      149%
AVERAGE COMMISSION
 RATE/3/                   $ 0.0598       N/A      N/A        N/A      N/A      N/A       N/A

/1/Commencement of operations of share class.
/2/Annualized.
/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                       7.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                        SMALL CAP VALUE EQUITY PORTFOLIO

                                                                    FOR THE
                                                                     PERIOD
                             YEAR      YEAR      YEAR      YEAR    4/13/92/1/
                            ENDED     ENDED     ENDED     ENDED     THROUGH
                           9/30/96   9/30/95   9/30/94   9/30/93    9/30/92
NET ASSET VALUE AT BEGIN-
 NING OF PERIOD            $  15.16  $  13.62  $  13.08  $  10.14   $ 10.00
                           --------  --------  --------  --------   -------
Income from investment
 operations
 Net investment income         0.10      0.06      0.04      0.04      0.02
 Net gain (loss) on
  investments
  (both realized and
  unrealized)                  1.70      2.17      0.77      3.02      0.13
                           --------  --------  --------  --------   -------
  Total from investment
   operations                  1.80      2.23      0.81      3.06      0.15
                           --------  --------  --------  --------   -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income           (0.11)    (0.08)    (0.02)    (0.04)    (0.01)
 Distributions from net
  realized capital gains      (0.87)    (0.61)    (0.25)    (0.08)      - -
                           --------  --------  --------  --------   -------
  Total distributions         (0.98)    (0.69)    (0.27)    (0.12)    (0.01)
                           --------  --------  --------  --------   -------
NET ASSET VALUE AT END OF
 PERIOD                    $  15.98  $  15.16  $  13.62  $  13.08   $ 10.14
                           ========  ========  ========  ========   =======
Total return                  12.64%    17.43%     6.28%    30.36%     1.50%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of pe-
  riod (in thousands)      $214,828  $168,334  $168,360  $128,805   $75,045
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.85%     0.75%     0.73%     0.83%     0.85%/2/
 Before
  advisory/administration
  fee waivers                  0.86%     0.84%     0.85%     0.87%     0.89%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  0.68%     0.44%     0.28%     0.31%     0.51%/2/
 Before
  advisory/administration
  fee waivers                  0.67%     0.35%     0.16%     0.27%     0.47%/2/
PORTFOLIO TURNOVER RATE          50%       31%       18%       41%       17%
AVERAGE COMMISSION
 RATE/3/                    $0.0580       N/A       N/A       N/A       N/A

/1/Commencement of operations of share class.
/2/Annualized.
/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                       8.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                       SMALL CAP GROWTH EQUITY PORTFOLIO

                                                                    FOR THE
                                                                     PERIOD
                                      YEAR       YEAR     YEAR     9/14/93/1/
                                     ENDED      ENDED     ENDED     THROUGH
                                    9/30/96    9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                             $  15.06   $  10.16  $ 10.47    $ 10.00
                                    --------   --------  -------    -------
Income from investment operations
 Net investment income                 (0.01)      0.02     0.03        - -
 Net gain (loss) on investments
  (both realized and unrealized)        6.91       4.90    (0.33)      0.47
                                    --------   --------  -------    -------
  Total from investment operations      6.90       4.92    (0.30)      0.47
                                    --------   --------  -------    -------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                               (0.02)     (0.02)   (0.01)       - -
 Distributions from net realized
  capital gains                          - -        - -      - -        - -
                                    --------   --------  -------    -------
  Total distributions                  (0.02)     (0.02)   (0.01)       - -
                                    --------   --------  -------    -------
NET ASSET VALUE AT END OF PERIOD    $  21.94   $  15.06  $ 10.16    $ 10.47
                                    ========   ========  =======    =======
Total return                           45.87%     48.50%  (2.89)%      4.70%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                        $299,563   $145,915  $65,612    $11,310
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                               0.86%      0.75%    0.48%      0.73%/2/
 Before advisory/administration
  fee waivers                           0.88%      0.88%    1.04%      1.42%/2/
 Ratios of net investment income
  to average net assets
 After advisory/administration fee
  waivers                              (0.07)%     0.22%    0.45%     (0.11)%/2/
 Before advisory/administration
  fee waivers                          (0.09)%     0.09%   (0.10)%    (0.80)%/2/
PORTFOLIO TURNOVER RATE                   89%        74%      89%         9%
AVERAGE COMMISSION RATE/3/          $ 0.0569        N/A      N/A        N/A

/1/Commencement of operations of share class.
/2/Annualized.
/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                       9.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         INTERNATIONAL EQUITY PORTFOLIO

                                                                    FOR THE
                                                                     PERIOD
                             YEAR      YEAR      YEAR      YEAR    4/27/92/1/
                            ENDED     ENDED     ENDED     ENDED     THROUGH
                           9/30/96   9/30/95   9/30/94   9/30/93    9/30/92
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $  13.27  $  13.44  $  12.48  $   9.87   $ 10.00
                           --------  --------  --------  --------   -------
Income from investment
 operations
 Net investment income         0.17      0.17      0.15      0.11      0.11
 Net realized gain (loss)
  on investments               0.84      0.13      1.17      2.61     (0.17)
                           --------  --------  --------  --------   -------
  Total from investment
   operations                  1.01      0.30      1.32      2.72     (0.06)
                           --------  --------  --------  --------   -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income           (0.18)    (0.11)    (0.11)    (0.11)    (0.07)
 Distributions from net
  realized capital gains      (0.67)    (0.36)    (0.25)      - -       - -
                           --------  --------  --------  --------   -------
  Total distributions         (0.85)    (0.47)    (0.36)    (0.11)    (0.07)
                           --------  --------  --------  --------   -------
NET ASSET VALUE AT END OF
 PERIOD                    $  13.43  $  13.27  $  13.44  $  12.48   $  9.87
                           ========  ========  ========  ========   =======
Total return                   8.01%     2.46%    10.71%    27.72%   (0.61)%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of pe-
  riod (in thousands)      $388,588  $312,588  $284,905  $131,052   $60,357
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  1.06%     0.97%     0.95%     1.10%     1.20%/2/
 Before
  advisory/administration
  fee waivers                  1.17%     1.14%     1.14%     1.16%     1.21%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  0.90%     1.42%     1.27%     1.17%     2.59%/2/
 Before
  advisory/administration
  fee waivers                  0.79%     1.24%     1.08%     1.11%     2.58%/2/
PORTFOLIO TURNOVER RATE          70%      105%       37%       31%       15%
AVERAGE COMMISSION
 RATE/3/                   $ 0.0158       N/A       N/A       N/A       N/A

/1/Commencement of operations of share class.
/2/Annualized.
/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      10.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                    INTERNATIONAL EMERGING MARKETS PORTFOLIO

                                                                    FOR THE
                                                                     PERIOD
                                                 YEAR     YEAR     6/17/94/1/
                                                 ENDED    ENDED     THROUGH
                                                9/30/96  9/30/95    9/30/94
NET ASSET VALUE AT BEGINNING OF PERIOD          $  8.19  $ 10.56     $10.00
                                                -------  -------     ------
Income from investment operations
 Net investment income                             0.08     0.08       0.03
 Net gain (loss) on investments (both realized
  and unrealized)                                  0.50    (2.15)      0.53
                                                -------  -------     ------
  Total from investment operations                 0.58     2.07       0.56
                                                -------  -------     ------
LESS DISTRIBUTIONS
 Distributions from net investment income           - -    (0.10)       - -
 Distributions from Capital                         - -    (0.01)       - -
 Distributions from net realized capital gains    (0.01)   (0.19)       - -
                                                -------  -------     ------
  Total distributions                             (0.01)   (0.30)       - -
                                                -------  -------     ------
NET ASSET VALUE AT END OF PERIOD                $  8.76  $  8.19     $10.56
                                                =======  =======     ======
Total return                                       6.97%  (19.72)%     5.60%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)     $68,664  $29,319     $2,511
 Ratios of expenses to average net assets
 After advisory/administration fee waivers         1.78%    1.78%      1.75%/2/
 Before advisory/administration fee waivers        1.88%    2.02%      2.73%/2/
 Ratios of net investment income to average net
  assets
 After advisory/administration fee waivers         0.96%    1.90%      1.19%/2/
 Before advisory/administration fee waivers        0.87%    1.66%      0.21%/2/
PORTFOLIO TURNOVER RATE                              44%      75%         4%
AVERAGE COMMISSION RATE/3/                      $0.0018      N/A        N/A

/1/Commencement of operations of share classes.
/2/Annualized.
/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      11.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                            SELECT EQUITY PORTFOLIO

                                                                   FOR THE
                                                                    PERIOD
                                       YEAR      YEAR     YEAR    9/13/93/1/
                                      ENDED     ENDED     ENDED    THROUGH
                                     9/30/96   9/30/95   9/30/94   9/30/93
NET ASSET VALUE AT BEGINNING OF PE-
 RIOD                                $  11.88  $   9.92  $  9.97   $ 10.00
                                     --------  --------  -------   -------
Income from investment operations
 Net investment income                   0.21      0.22     0.22      0.01
 Net gain (loss) on investments
  (both realized and unrealized)         2.08      2.08    (0.04)    (0.04)
                                     --------  --------  -------   -------
  Total from investment operations       2.29      2.30     0.18     (0.03)
                                     --------  --------  -------   -------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                                (0.21)    (0.22)   (0.23)      - -
 Distributions from net realized
  capital gains                         (0.39)    (0.12)     - -       - -
                                     --------  --------  -------   -------
  Total distributions                   (0.60)    (0.34)   (0.23)      - -
                                     --------  --------  -------   -------
NET ASSET VALUE AT END OF PERIOD     $  13.57  $  11.88  $  9.92   $  9.97
                                     ========  ========  =======   =======
Total return                            19.84%    23.76%    1.79%     (.30)%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                         $274,434  $238,813  $48,123   $69,268
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                                0.74%     0.67%    0.65%     0.65%/2/
 Before advisory/administration fee
  waivers                                0.87%     0.85%    0.93%     0.87%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                                1.70%     2.35%    2.11%     2.17%/2/
 Before advisory/administration fee
  waivers                                1.58%     2.17%    1.82%     1.95%/2/
PORTFOLIO TURNOVER RATE                    55%       51%      88%        2%
AVERAGE COMMISSION RATE/3/           $ 0.0487       N/A      N/A       N/A

/1/Commencement of operations of share class.
/2/Annualized.
/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      12.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             INDEX EQUITY PORTFOLIO

                                                                            FOR THE
                                                                             PERIOD
                             YEAR              YEAR      YEAR      YEAR    4/20/92/1/
                            ENDED             ENDED     ENDED     ENDED     THROUGH
                           9/30/96           9/30/95   9/30/94   9/30/93    9/30/92
NET ASSET VALUE AT BEGIN-
 NING OF PERIOD            $  13.58          $  10.93  $  11.02  $  10.06   $  10.00
                           --------          --------  --------  --------   --------
Income from investment
 operations
 Net investment income         0.30              0.38      0.31      0.27       0.13
 Net realized gain (loss)
  on investments               2.13              2.73      0.03      0.97       0.03
                           --------          --------  --------  --------   --------
  Total from investment
   operations                  2.43              3.11      0.34      1.24       0.16
                           --------          --------  --------  --------   --------
LESS DISTRIBUTIONS
 Distributions from net
  investment income           (0.34)            (0.34)    (0.32)    (0.28)     (0.10)
 Distributions from net
  realized capital gains      (1.70)            (0.12)    (0.11)      - -        - -
                           --------          --------  --------  --------   --------
  Total distributions         (2.04)            (0.46)    (0.43)    (0.28)     (0.10)
                           --------          --------  --------  --------   --------
NET ASSET VALUE AT END OF
 PERIOD                    $  13.97          $  13.58  $  10.93  $  11.02   $  10.06
                           ========          ========  ========  ========   ========
Total return                  19.82%            29.30%     3.07%    12.40%      1.62%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of pe-
  riod (in thousands)      $127,076          $109,433  $147,746  $186,163   $175,888
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.18%             0.17%     0.15%     0.40%      0.45%/2/
 Before
  advisory/administration
  fee waivers                  0.50%/3/          0.50%     0.52%     0.52%      0.64%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  2.29%             2.92%     2.72%     2.46%      2.85%/2/
 Before
  advisory/administration
  fee waivers                  1.98%             2.59%     2.35%     2.34%      2.66%/2/
PORTFOLIO TURNOVER RATE          18%/4/, /5/       18%       17%        8%        23%
AVERAGE COMMISSION RATE    $ 0.0319 /4/, /5/      N/A       N/A       N/A        N/A

/1/Commencement of operations of share class.
/2/Annualized.
/3/Including expenses allocated from the U.S. Large Company Series of The DFA
 Investment Trust Company of 0.13%.
/4/For the period from October 1, 1995 through May 31, 1996.
/5/See footnotes to the financial statements of The DFA Investment Trust Compa-ny.

                                      13.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                               BALANCED PORTFOLIO

                                                                      FOR THE
                                                                      PERIOD
                                 YEAR     YEAR     YEAR      YEAR    5/1/92/1/
                                 ENDED    ENDED    ENDED     ENDED    THROUGH
                                9/30/96  9/30/95  9/30/94   9/30/93   9/30/92
NET ASSET VALUE AT BEGINNING
 OF PERIOD                      $ 13.73  $ 11.98  $ 12.42   $ 11.53   $11.01
                                -------  -------  -------   -------   ------
Income from investment opera-
 tions
 Net investment income             0.46     0.46     0.38      0.30     0.17
 Net realized gain (loss) on
  investments                      1.49     1.90    (0.39)     1.15     0.51
                                -------  -------  -------   -------   ------
  Total from investment opera-
   tions                           1.95     2.36    (0.01)     1.45     0.68
                                -------  -------  -------   -------   ------
LESS DISTRIBUTIONS
 Distributions from net in-
  vestment income                 (0.45)   (0.47)   (0.37)    (0.30)   (0.16)
 Distributions from net real-
  ized capital gains              (0.13)   (0.14)   (0.06)    (0.26)     - -
                                -------  -------  -------   -------   ------
  Total distributions             (0.58)   (0.61)   (0.43)    (0.56)   (0.16)
                                -------  -------  -------   -------   ------
NET ASSET VALUE AT END OF PE-
 RIOD                           $ 15.10  $ 13.73  $ 11.98   $ 12.42   $11.53
                                =======  =======  =======   =======   ======
Total return                      14.43%   20.32%   (0.11)%   12.86%    6.23%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period
  (in thousands)                $37,567  $24,525  $17,610   $12,928   $2,501
 Ratios of expenses to average
  net assets
 After advisory/administration
  fee waivers                      0.79%    0.67%    0.65%     0.80%    0.95%/2/
 Before
  advisory/administration fee
  waivers                          0.90%    0.88%    0.91%     0.98%    1.51%/2/
 Ratios of net investment
  income to average net assets
 After advisory/administration
  fee waivers                      3.16%    3.78%    3.16%     2.89%    3.28%/2/
 Before
  advisory/administration fee
  waivers                          3.06%    3.56%    2.89%     2.71%    2.72%/2/
PORTFOLIO TURNOVER RATE             275%     154%      54%       32%      36%
AVERAGE COMMISSION RATE/3/      $0.0599      N/A      N/A       N/A      N/A

/1/Commencement of operations of share class.
/2/Annualized.
/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      14.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS?
--------------------------------------------------------------------------------

               The COMPASS CAPITAL FUND family consists of 30 portfolios and has been structured to include many different investment styles so that investors may participate across multiple disciplines in order to seek their long-term financial goals.

               The Equity Portfolios of COMPASS CAPITAL FUNDS consist of eleven investment portfolios that provide investors with a broad spectrum of investment alternatives within the equity sector. Eight of these Portfolios invest primarily in U.S. stocks, two Portfolios invest in non-U.S. international stocks and one Portfolio invests in a combination of U.S. stocks and bonds.

               In certain investment cycles and over certain holding periods, an equity fund that invests according to a "value" style or a "growth" style may perform above or below the market. An in-vestment program that combines these multiple disciplines al-lows investors to select from among these various product op-tions in the way that most closely fits the investor's goals and sentiments.

INVESTMENT     Each of the eleven Compass Capital Equity Portfolios seeks to
OBJECTIVES     provide long-term Capital Appreciation.

               The Select Equity, Large Cap Value Equity and Mid-Cap Value Eq-uity Portfolios pursue a secondary objective of Current Income from dividends.

               The Balanced Portfolio pursues a secondary objective of Current Income from an allocation to fixed income securities.

               To meet its investment objective, each Portfolio employs a spe-cific investment style, as described on the following two pages. No assurance can be made that a Portfolio will achieve its investment objective.

                                      15.

--------------------------------------------------------------------------------
WHAT ARE THE DIFFERENCES
AMONG THE PORTFOLIOS?
--------------------------------------------------------------------------------

      COMPASS                                                             PERFORMANCE
    CAPITAL FUND        INVESTMENT STYLE          PORTFOLIO EMPHASIS       BENCHMARK*
 Large Cap Value    Pursues equity             Stocks with               Russell 1000
 Equity             securities (defined as     price/earnings and        Value Index
                    common stocks or           price/book ratios at time
                    securities convertible     of purchase below average
                    into common stocks)        for benchmark and
                    which the sub-adviser      capitalization in excess
                    believes are               of $5 billion.
                    undervalued. A
                    security's earnings
                    trend and its dividend
                    growth rate will also be
                    factors considered in
                    security selection.
 Large Cap Growth   Pursues stocks with        Stocks with growth rate   Russell 1000
 Equity             earnings growth            estimates in excess of    Growth Index
                    potential. Emphasizes      average for benchmark and
                    stocks which the sub-      capitalization in excess
                    adviser considers to       of $5 billion.
                    have favorable and
                    above-average earnings
                    growth prospects.
 Mid-Cap Value      Pursues mid cap stocks     Stocks with low           Russell Midcap
 Equity             and sectors which the      price/earnings,           Value Index
                    sub-adviser believes are   price/book, price/cash
                    undervalued. A             flow or price/sales
                    security's earnings        ratios at the time of
                    trend and its dividend     purchase relative to
                    growth rate will also be   their respective sectors
                    factors considered in      or the benchmark and
                    security selection.        capitalization between $1
                                               billion and $5 billion.
 Mid-Cap Growth     Pursues mid cap stocks     Stocks with growth rate   Russell Midcap
 Equity             with earnings growth       estimates in excess of    Growth Index
                    potential. Emphasizes      average for benchmark and
                    stocks which the sub-      capitalization between $1
                    adviser considers to       billion and $5 billion.
                    have favorable and
                    above-average earnings
                    growth prospects.
 Small Cap Value    Pursues small cap stocks   Stocks with               Russell 2000
 Equity             which the sub-adviser      price/earnings and        Value Index
                    believes are               price/book ratios at time
                    undervalued. A             of purchase below average
                    security's earnings        for benchmark and
                    trend and its dividend     capitalization below $1
                    growth rate will also be   billion.
                    factors considered in
                    security selection.
 Small Cap Growth   Pursues small cap stocks   Stocks with growth rate   Russell 2000
 Equity             with earnings growth       estimates in excess of    Growth Index
                    potential. Emphasizes      average for benchmark and
                    small cap stocks which     capitalization below $1
                    the sub-adviser            billion.
                    considers to have
                    favorable and above-
                    average earnings growth
                    prospects.
 International      Pursues non-dollar         Portfolio assets are      EAFE Index
 Equity             denominated stocks of      primarily invested in
                    issuers in countries       international stocks.
                    included in the Morgan
                    Stanley Capital            Stocks with
                    International Europe,      price/earnings ratios
                    Australia and the Far      below average for a
                    East Index ("EAFE").       security's home market or
                    Within this universe, a    stock exchange.
                    value style of investing
                    is employed to select      Diversification across
                    stocks which the sub-      countries, industry
                    adviser believes are       groups and companies with
                    undervalued. A             investment at all times
                    security's earnings        in at least three foreign
                    trend and its price        countries.
                    momentum will also be
                    factors considered in
                    security selection. The
                    sub-adviser will also
                    consider macroeconomic
                    factors such as the
                    prospects for relative
                    economic growth among
                    certain foreign
                    countries, expected
                    levels of inflation,
                    government policies
                    influencing business
                    conditions and the
                    outlook for currency
                    relationships.

*For more information on a Portfolio's benchmark, see the Appendix at the back of this Prospectus.


                                      16.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      COMPASS                                                             PERFORMANCE
    CAPITAL FUND        INVESTMENT STYLE          PORTFOLIO EMPHASIS      BENCHMARK*
 International      Pursues non-dollar         Portfolio assets are      MSCI
 Emerging Markets   denominated stocks of      primarily invested in     Emerging
                    issuers in emerging        stocks of emerging market Markets Free
                    country markets            issuers.                  Index
                    (generally any country
                    considered to be           Stocks with
                    emerging or developing     price/earnings ratios
                    by the World Bank, the     below average for a
                    International Finance      security's home market or
                    Corporation or the         stock exchange.
                    United Nations). Within
                    this universe, a value     Ordinarily, stocks of
                    style of investing is      issuers in at least three
                    employed to select         emerging markets will be
                    stocks which the sub-      held.
                    adviser believes are
                    undervalued. The sub-
                    adviser will also
                    consider macroeconomic
                    factors such as the
                    prospects for relative
                    economic growth among
                    certain foreign
                    countries, expected
                    levels of inflation,
                    government policies
                    influencing business
                    conditions and the
                    outlook for currency
                    relationships.
 Select Equity      Combines value and         Similar sector weightings S&P 500 Index
                    growth style as sub-       as benchmark, with over-
                    adviser identifies         or under-weighting in
                    market opportunity.        particular securities
                                               within those sectors.
 Index Equity       Invests all of its         The Index Master          S&P 500 Index
                    assets indirectly,         Portfolio holds
                    through the U.S. Large     substantially all the
                    Company Series (the        stocks of the S&P 500
                    "Index Master              Index in approximately
                    Portfolio") of The DFA     the same proportions as
                    Investment Trust Company   they are represented in
                    in the stocks of the S&P   the Index.
                    500 Index using a
                    passive investment style
                    that pursues the
                    replication of the S&P
                    500 Index return.
 Balanced           Holds a blend of equity    Maintains a minimum 25%   S&P 500 and
                    and fixed income           investment in fixed       Salomon Broad
                    securities to deliver      income senior securities. Investment
                    total return through                                 Grade Index
                    capital appreciation and
                    current income.
                    Equity Portion: Combines   Equity Portion: Similar
                    value and growth style     sector weightings as
                    as sub-adviser             benchmark, with over- or
                    identifies market          under- weighting in
                    opportunity.               particular securities
                                               within those sectors.
                    Fixed Income Portion:      Fixed Income Portion:
                    Combines sector rotation   Dollar-denominated
                    and security selection     investment grade bonds,
                    across a broad universe    including U.S.
                    of fixed income            Government, mortgage-
                    securities.                backed, asset-backed and
                                               corporate debt
                                               securities.

*For more information on a Portfolio's benchmark, see the Appendix at the back of this Prospectus.

                                      17.

-------------------------------------------------------------------------------
WHAT ADDITIONAL INVESTMENT POLICIES
AND RISKS APPLY?
-------------------------------------------------------------------------------

The discussion below applies to each of the Portfolios (and, with respect to the Index Equity Portfolio, its investment in the Index Master Portfolio) un-less otherwise noted.

EQUITY SECURITIES. During normal market conditions each Portfolio, except the Balanced Portfolio, will normally invest at least 80% of the value of its to-tal assets in equity securities. The Portfolios will invest primarily in eq-uity securities of U.S. issuers, except the International Equity and Interna-tional Emerging Markets Portfolios, which will invest primarily in foreign is-suers. Equity securities include common stock and preferred stock (including convertible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity inter-ests in trusts and partnerships; and depositary receipts.

ADRS, EDRS AND GDRS. Each Portfolio (other than the Index Master Portfolio) may invest in both sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Con-tinental Depository Receipts, are receipts issued in Europe, typically by for-eign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for spon-sored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Investments in ADRs, EDRs and GDRs present additional investment considera-tions as described below under "International Portfolios."

OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment objective, each Portfolio (other than the Index Master Portfolio) may write covered call options, buy put options, buy call options and write secured put options for the purpose of hedging or earning additional income, which may be deemed speculative or, with respect to the International Equity and Interna-tional Emerging Markets Portfolios, cross-hedging. These options may relate to particular securities, securities indices, or the yield differential between two securities, or, in the case of the International Equity and International Emerging Markets Portfolios, foreign currencies, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. A Portfolio will not purchase put and call options when the ag-gregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections af-forded purchasers of listed options issued by the Options Clearing Corpora-tion, which performs the obligations of its members if they default.

To the extent consistent with its investment objective, each Portfolio may also invest in futures contracts and options on futures contracts to commit funds awaiting investment in stocks or maintain cash liquidity or, except with respect to the Index Master Portfolio, for other hedging purposes. The value of a Portfolio's contracts may equal or exceed 100% of its total assets, al-though a Portfolio will not purchase or sell a futures contract unless immedi-ately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

Futures contracts obligate a Portfolio, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. A Portfolio may sell a futures contract in order to

                                      18.

--------------------------------------------------------------------------------
offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. A Portfolio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, a Portfolio may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

A Portfolio may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Portfolio sells an option on a futures contract, it becomes ob-ligated to sell or buy a futures contract if the option is exercised. In con-nection with a Portfolio's position in a futures contract or related option, the Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

The primary risks associated with the use of futures contracts and options are
(a) the imperfect correlation between the change in market value of the instru-ments held by a Portfolio and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the re-sulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; and (d) a sub-adviser's inability to predict correctly the direction of securities pric-es, interest rates, currency exchange rates and other economic factors. For further discussion of risks involved with domestic and foreign futures and op-tions, see the Statement of Additional Information.

The Fund intends to comply with the regulations of the Commodity Futures Trad-ing Commission exempting the Portfolios from registration as a "commodity pool operator."

LIQUIDITY MANAGEMENT. Pending investment, to meet anticipated redemption re-quests, or as a temporary defensive measure if its sub-adviser determines that market conditions warrant, each Portfolio other than the Index Master Portfolio may also invest without limitation in high quality money market instruments. The Balanced Portfolio may also invest in these securities in furtherance of its investment objective. The Index Master Portfolio may invest a portion of its assets, normally not more than 5% of its net assets, in certain short-term fixed income obligations in order to maintain liquidity or to invest temporar-ily uncommitted cash balances.

High quality money market instruments include U.S. government obligations, U.S. government agency obligations, dollar denominated obligations of foreign is-suers, bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obli-gations of supranational organizations. Generally, such obligations will mature within one year from the date of settlement, but may mature within two years from the date of settlement. Under a repurchase agreement, a Portfolio agrees to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price. Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose a Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio (other than the Index Master Portfolio) may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transac-tions involve a commitment by a Portfolio to purchase or sell particular secu-rities with payment and delivery taking place at a future date (perhaps one or two months later), and permit a Portfolio to lock in a price or yield on a se-curity it owns or intends to purchase, regardless of future changes in interest rates or market action. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securi-ties delivery takes place. Each Portfolio's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets ab-sent unusual market conditions.

                                      19.

--------------------------------------------------------------------------------

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS. Each Portfolio is autho-rized to borrow money. If the securities held by a Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the de-cline in value suffered by the Portfolio's securities. Borrowings may be made by each Portfolio through reverse repurchase agreements under which the Portfo-lio sells portfolio securities to financial institutions such as banks and bro-ker-dealers and agrees to repurchase them at a particular date and price. A Portfolio may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agree-ment. The Index Master Portfolio does not intend to invest in reverse repur-chase agreements. The Balanced Portfolio may utilize reverse repurchase agree-ments when it is anticipated that the interest income to be earned from the in-vestment of the proceeds of the transaction is greater than the interest ex-pense of the transaction. This use of reverse repurchase agreements may be re-garded as leveraging and, therefore, speculative. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the pro-ceeds will be less than the interest expense, that the market value of the se-curities sold by a Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase and that the securities may not be re-turned to the Portfolio. During the time a reverse repurchase agreement is out-standing, a Portfolio will maintain a segregated account with the Fund's custo-dian containing cash, U.S. Government or other appropriate liquid securities having a value at least equal to the repurchase price. A Portfolio's reverse repurchase agreements, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets (33% in the case of the Index Master Portfolio). In addition, the Balanced Portfolio may borrow up to an additional 5% of its total assets for temporary purposes. Whenever borrowings exceed 5% of a Portfolio's total assets, the Portfolios (other than the Index Master Portfolio and the Balanced Portfolio) will not make any in-vestments.

INVESTMENT COMPANIES. In connection with the management of their daily cash po-sitions, the Portfolios (other than the Index Master Portfolio) may invest in securities issued by other investment companies which invest in short-term debt securities and which seek to maintain a $1.00 net asset value per share. Such Portfolios may also invest in securities issued by other investment companies with similar investment objectives. The International Equity and International Emerging Markets Portfolios may purchase shares of investment companies invest-ing primarily in foreign securities, including so-called "country funds." Coun-try funds have portfolios consisting exclusively of securities of issuers lo-cated in one foreign country. The Index Equity Portfolio may also invest in Standard & Poor's Depository Receipts (SPDRs) and shares of other investment companies that are structured to seek a similar correlation to the performance of the S&P 500 Index. Securities of other investment companies will be acquired within limits prescribed by the Investment Company Act of 1940 (the "1940 Act"). As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addi-tion to the expenses each bears directly in connection with its own operations.

SECURITIES LENDING. A Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or (ex-cept for the Index Master Portfolio) irrevocable bank letters of credit main-tained on a current basis equal in value to at least the market value of the loaned securities. A Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securities loans involve risks of delay in re-ceiving additional collateral or in recovering the loaned securities, or possi-bly loss of rights in the collateral if the borrower of the securities becomes insolvent.

ILLIQUID SECURITIES. No Portfolio will knowingly invest more than 15% (10% with respect to the Index Master Portfolio) of the value of its net assets in secu-rities that are illiquid. Variable and floating rate instruments that cannot be disposed of within seven days, and repurchase agreements and time deposits that do not provide for payment within seven days after notice, without taking a re-duced price, are subject to these limits. Each Portfolio may purchase securi-ties which are not registered under the Securities Act of 1933 (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933

                                      20.

--------------------------------------------------------------------------------
Act. These securities will not be considered illiquid so long as it is deter-mined by the adviser or sub-adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified insti-tutional buyers become uninterested in purchasing these restricted securities.

SMALL CAP AND MID-CAP PORTFOLIOS. Under normal market conditions, the Small Cap Growth Equity Portfolio and Small Cap Value Equity Portfolio will invest at least 90% (and in any event at least 65%) of their respective total assets in equity securities of smaller-capitalized organizations (less than $1 billion at the time of purchase). Similarly, the Mid-Cap Value Equity Portfolio and Mid-Cap Growth Equity Portfolio will invest, under normal market conditions, at least 90% (and in any event at least 65%) of their respective total assets in equity securities of medium-capitalized organizations (between $1 billion and $5 billion at the time of purchase). These organizations will normally have more limited product lines, markets and financial resources and will be depen-dent upon a more limited management group than larger capitalized companies.

INDEX EQUITY AND INDEX MASTER PORTFOLIOS. During normal market conditions, the Index Master Portfolio (in which all of the assets of the Index Equity Portfo-lio are invested) invests at least 95% of the value of its total assets in se-curities included in the Standard & Poor's 500(R) Composite Stock Price Index (the "S&P 500 Index")*. The Index Master Portfolio intends to invest in all of the stocks that comprise the S&P 500 Index in approximately the same propor-tions as they are represented in the Index. The Portfolio operates as an index portfolio and, therefore, is not actively managed (through the use of economic, financial or market analysis), and adverse performance will ordinarily not re-sult in the elimination of a stock from the Portfolio. The Portfolio will re-main fully invested in common stocks even when stock prices are generally fall-ing. Ordinarily, portfolio securities will not be sold except to reflect addi-tions or deletions of the stocks that comprise the S&P 500 Index, including mergers, reorganizations and similar transactions and, to the extent necessary, to provide cash to pay redemptions of the Portfolio's shares. The investment performance of the Index Master Portfolio and the Index Equity Portfolio is ex-pected to approximate the investment performance of the S&P 500 Index, which tends to be cyclical in nature, reflecting periods when stock prices generally rise or fall.

Neither the Index Equity Portfolio nor the Index Master Portfolio are spon-sored, endorsed, sold or promoted by S&P. S&P makes no representation or war-ranty, express or implied, to the owners of the Index Equity Portfolio or the Index Master Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Index Equity Portfolio or the Index Master Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Index Equity Portfolio and the Index Master Portfolio is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Index Equity Portfolio or the Index Master Portfolio. S&P has no obligation to take the needs of the In-dex Equity Portfolio or the Index Master Portfolio or their respective owners into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Index Equity Portfolio or the Index Master Portfolio or the timing of the issuance or sale of the Index Equity Portfolio or the In-dex Master Portfolio or in the determination or calculation of the equation by which the Index Equity Portfolio or the Index Master Portfolio is to be con-verted into cash. S&P has no obligation or liability in connection with the ad-ministration, marketing or trading of the Index Equity Portfolio or Index Mas-ter Portfolio.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 IN-DEX OR ANY DATA INCLUDED THEREIN, AND S&P SHALL HAVE NO LIABILITY FOR ANY ER-RORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IM-PLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF
------
* "Standard & Poor's(R)," "S&P(R)," "S&P500(R)," "Standard & Poor's 500(R)" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund and The DFA Investment Trust Company.

                                      21.

--------------------------------------------------------------------------------
MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGO-ING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDI-RECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF
THE POSSIBILITY OF SUCH DAMAGES.

INTERNATIONAL PORTFOLIOS. During normal market conditions, the International Equity Portfolio and International Emerging Markets Portfolio (the "Interna-tional Portfolios") will invest at least 90% (and in any event at least 65%) of their total assets in equity securities of foreign issuers. Investing in for-eign securities involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Portfolio that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

A Portfolio's investments in foreign securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or as-sets, or imposition of (or change in) exchange control regulations. In addi-tion, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Portfolio's operations.

In general, less information is publicly available with respect to foreign is-suers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting require-ments applicable to issuers in the United States. While the volume of transac-tions effected on foreign stock exchanges has increased in recent years, it re-mains appreciably below that of the New York Stock Exchange. Accordingly, a Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addi-tion, there is generally less government supervision and regulation of securi-ties exchanges, brokers and issuers in foreign countries than in the United States.

The expense ratios of the International Equity and International Emerging Mar-kets Portfolios can be expected to be higher than those of Portfolios investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

As stated, the International Emerging Markets Portfolio will invest its assets in countries with emerging economies or securities markets. These countries may include Argentina, Brazil, Bulgaria, Chile, China, Colombia, The Czech Repub-lic, Ecuador, Egypt, Greece, Hungary, India, Indonesia, Israel, Lebanon, Malay-sia, Mexico, Morocco, Peru, The Philippines, Poland, Romania, Russia, South Af-rica, South Korea, Taiwan, Thailand, Tunisia, Turkey, Venezuela, Vietnam and Zimbabwe. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more devel-oped countries. Some of these countries may have in the past failed to recog-nize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to a Portfolio of addi-tional investments in emerging market countries. The small size and inexperi-ence of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult to assess the value or prospects of an investment in such issuers.

The International Equity Portfolio invests primarily in equity securities of issuers located in countries included in EAFE. Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan,

                                      22.

--------------------------------------------------------------------------------
Netherlands, New Zealand, Norway, Singapore, Malaysia, Spain, Sweden, Switzer-land and the United Kingdom are currently included in EAFE. From time to time the International Equity Portfolio may invest more than 25% of its total assets in the securities of issuers located in Japan. Investments of 25% or more of the Portfolio's total assets in this or any other country will make the Portfo-lio's performance more dependent upon the political and economic circumstances of a particular country than a mutual fund that is more widely diversified among issuers in different countries. For example, in the past events in the Japanese economy as well as social developments and natural disasters have af-fected Japanese securities and currency markets, and have periodically dis-rupted the relationship of the Japanese yen with other currencies and with the U.S. dollar.

The International Equity and International Emerging Markets Portfolios may (but are not required to) use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the European Currency Unit) relative to the U.S. dollar in connection with specific portfo-lio transactions or with respect to portfolio positions. A forward foreign cur-rency exchange contract involves an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Foreign currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Portfolio to establish a rate of ex-change for a future point in time.

BALANCED PORTFOLIO. Fixed income securities purchased by the Balanced Portfolio may include domestic and dollar-denominated foreign debt securities, including bonds, debentures, notes, equipment lease and trust certificates, mortgage-re-lated and asset-backed securities, guaranteed investment contracts (GICs), ob-ligations issued or guaranteed by the U.S. Government or its agencies or in-strumentalities and state and local Municipal obligations. These securities will be rated at the time of purchase within the four highest rating groups as-signed by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Rat-ings Group ("S&P") or another nationally recognized statistical rating organi-zation. If unrated, the securities will be determined at the time of purchase to be of comparable quality by the sub-adviser. Securities rated "Baa" by Moody's or "BBB" by S&P, respectively, are generally considered to be invest-ment grade although they have speculative characteristics. If a fixed income security is reduced below Baa by Moody's or BBB by S&P, the Portfolio's sub-adviser will dispose of the security in an orderly fashion as soon as practica-ble. Investments in securities of foreign issuers, which present additional in-vestment considerations as described above under "International Portfolios," will be limited to 5% of the Portfolio's total assets.

The Balanced Portfolio may make significant investments in residential and com-mercial mortgage-related and other asset-backed securities (i.e., securities backed by home equity loans, installment sale contracts, credit card receiv-ables or other assets) issued by governmental entities and private issuers.

The Balanced Portfolio may acquire several types of mortgage-related securi-ties, including guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, adjustable rate mortgage-related securities ("ARMs") and collateralized mortgage obliga-tions ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Is-suers of CMOs frequently elect to be taxed as a pass-through entity known as real estate mortgage investment conduits, or REMICs. CMOs are issued in multi-ple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other clas-ses having an earlier stated maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which only accrue in-terest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities. They may also include planned amortization classes ("PACs") which generally require, within certain limits, that specified amounts of principal be applied on each payment date, and generally exhibit less yield and market volatility than other classes.

Non-mortgage asset-backed securities involve risks that are not presented by mortgage-related securities. Primarily, these securities do not have the bene-fit of the same security interest in the underlying collateral.

                                      23.

-------------------------------------------------------------------------------
Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and Federal consumer credit laws which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables per-mit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustees for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receiv-able. Therefore, there is a possibility that recoveries on repossessed collat-eral may not, in some cases, be able to support payments on these securities.

The yield and maturity characteristics of mortgage-related and other asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time be-cause the underlying assets (i.e., loans) generally may be prepaid at any time. The average life of a mortgage-related instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of scheduled principal payments and mortgage prepayments. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments.

The relationship between prepayments and interest rates may give some high-yielding asset-backed securities less potential for growth in value than con-ventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of prepayments tends to increase. During such peri-ods, the reinvestment of prepayment proceeds by the Balanced Portfolio will generally be at lower rates than the rates that were carried by the obliga-tions that have been prepaid. Because of these and other reasons, an asset-backed security's total return and maturity may be difficult to predict pre-cisely. To the extent that the Balanced Portfolio purchases asset-backed secu-rities at a premium, prepayments (which may be made without penalty) may re-sult in loss of the Balanced Portfolio's principal investment to the extent of premium paid.

The Balanced Portfolio may from time to time purchase in the secondary market certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. (or Sears Mortgage if PNC Mortgage Securities Corp. succeeded to rights and duties of Sears Mortgage) or mortgage-related securi-ties containing loans or mortgages originated by PNC Bank, National Associa-tion ("PNC Bank") or its affiliates. It is possible that, under some circum-stances, PNC Mortgage Securities Corp. or its affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage Securities Corp. or its affiliates.

The Balanced Fund may also purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obliga-tions of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury. Others are sup-ported by the right of the issuer to borrow from the U.S. Treasury; and still others are supported only by the credit of the agency or instrumentality issu-ing the obligation. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Certain U.S. Treasury and agency securities may be held by trusts that issue participation certificates (such as Treasury income growth receipts ("TIGRs") and certificates of accrual on Treasury cer-tificates ("CATs")). The Balanced Portfolio may purchase these certificates, as well as Treasury receipts and other stripped securities, which represent beneficial ownership interests in either future interest payments or the fu-ture principal payments on U.S. Government obligations. These instruments are issued at a discount to their "face value" and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

The Balanced Portfolio may also purchase zero-coupon bonds (i.e., discount debt obligations that do not make periodic interest payments) and state and local government obligations. Zero-coupon bonds are subject

                                      24.

--------------------------------------------------------------------------------
to greater market fluctuations from changing interest rates than debt obliga-tions of comparable maturities which make current distributions of interest. Municipal obligations may be purchased when the Portfolio's sub-adviser be-lieves that their return, on a pre-tax basis, will be comparable to the returns of other permitted investments. Dividends paid by the Portfolio that are de-rived from interest on municipal obligations will be taxable to shareholders.

To take advantage of attractive opportunities in the mortgage market and to en-hance current income, the Balanced Portfolio may enter into dollar roll trans-actions. A dollar roll transaction involves a sale by the Portfolio of a mort-gage-backed or other security concurrently with an agreement by the Portfolio to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated ma-turity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period be-tween the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Portfolio, and the income from these investments will generate income for the Portfolio. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Portfolio compared with what the performance would have been without the use of dollar rolls. At the time that the Portfolio enters into a dollar roll transaction, it will place in a segregated account maintained with its custodian cash, U.S. Government securities or other liquid securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that its value is maintained. The Portfolio's dollar rolls, together with its reverse repurchase agreements and other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets.

Dollar roll transactions involve the risk that the market value of the securi-ties the Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the Portfo-lio sells securities becomes insolvent, the Portfolio's right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the sub-adviser's ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be success-fully employed.

The Balanced Portfolio may enter into interest rate swaps and may purchase or sell interest rate caps and floors. The Portfolio may enter into these transac-tions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique or to protect against an increase in the price of securities the Portfolio anticipates pur-chasing at a later date. The Portfolio intends to use these transactions as a hedge and not as a speculative investment.

Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of inter-est on a notional principal amount from the party selling such interest rate floor.

The Balanced Portfolio may purchase rated and unrated variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Although the Portfolio does not currently intend to do so under current market conditions, the Portfolio may invest up to 10% of its total assets in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate of an inverse floater re-sets in the opposite direction from the market rate of interest to which it is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the

                                      25.

--------------------------------------------------------------------------------
magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Unrated variable and floating rate instruments will be comparable in quality to investment grade securities as determined by the Port-folio's sub-advisers. The absence of an active secondary market with respect to particular variable and floating rate instruments, however, could make it dif-ficult for the Portfolio to dispose of a variable or floating rate instrument if the issuer defaulted on its payment obligation or during periods when the Portfolio is not entitled to exercise its demand rights.

The Portfolio may only make short sales of securities "against-the-box." A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales both as a form of hedging to offset potential declines in long positions in similar securities and in order to maintain port-folio flexibility. In a short sale "against-the-box," at the time of sale, the Portfolio owns or has the immediate and unconditional right to acquire the identical security at no additional cost. When selling short "against-the-box," the Portfolio forgoes an opportunity for capital appreciation in the security.

The market value of the Balanced Portfolio's investments in fixed income secu-rities will change in response to changes in interest rates and the relative financial strength of each issuer. During periods of falling interest rates, the values of long-term fixed income securities generally rise. Conversely, during periods of rising interest rates the values of such securities generally decline. Changes in the financial strength of an issuer or changes in the rat-ings of any particular security may also affect the value of these investments.

PORTFOLIO TURNOVER RATES. Under normal market conditions, it is expected that the annual portfolio turnover rate for the Mid-Cap Value Equity and Mid-Cap Growth Equity Portfolios will not exceed 100%. The past portfolio turnover rates of the other Portfolios are set forth above under "What Are The Financial Highlights?" A Portfolio's annual portfolio turnover rate will not be a factor preventing a sale or purchase when the adviser or sub-adviser believes invest-ment considerations warrant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates will generally result in higher transaction costs to a Portfolio and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income.

                                      26.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS' FUNDAMENTAL
INVESTMENT LIMITATIONS?
--------------------------------------------------------------------------------

A Portfolio's (other than the Index Master Portfolio) investment objective and policies may be changed by the Fund's Board of Trustees without shareholder ap-proval. However, shareholders will be given at least 30 days' notice before any change to a Portfolio's investment objective. The investment objective of the Index Master Portfolio may not be changed without the approval of shareholders of that Portfolio. No assurance can be provided that a Portfolio will achieve its investment objective.

Each Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of a Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolios' fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

No Portfolio may:

(1) purchase securities (except obligations of the U.S. Government and its in-strumentalities and related repurchase agreements) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of a Portfolio's total assets may be invested without regard to this 5% limitation;

(2) subject to the foregoing 25% exception (other than with respect to the In-dex Master Portfolio), purchase more than 10% of the outstanding voting se-curities of any issuer;

(3) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry; and

(4) borrow money in amounts over one-third of the value of its total assets (33% of net assets in the case of the Index Master Portfolio) at the time of such borrowing.

These investment limitations are applied at the time investment securities are purchased. Notwithstanding the investment limitations, the Index Equity Portfo-lio may invest all of its assets in shares of an open-end management investment company with substantially the same investment objective, policies and limita-tions as that Portfolio.

                                      27.

--------------------------------------------------------------------------------
WHO MANAGES THE FUND?
--------------------------------------------------------------------------------

BOARD OF          The business and affairs of the Fund and of The DFA Invest-
TRUSTEES          ment Trust Company (in which the assets of the Fund's Index
                  Equity Portfolio are invested) are managed under the direc-tion of their separate Boards of Trustees. The following per-sons currently serve as trustees of Compass Capital Funds:

                  William O. Albertini--Executive Vice President and Chief Fi-nancial Officer of Bell Atlantic Corporation.

                  Raymond J. Clark--Treasurer of Princeton University.

                  Robert M. Hernandez--Vice Chairman and Chief Financial Offi-cer of USX Corporation.

                  Anthony M. Santomero--Deputy Dean of The Wharton School, Uni-versity of Pennsylvania.

                  David R. Wilmerding, Jr.--Chairman, Gee, Wilmerding & Associ-ates, Inc.

                  The Statement of Additional Information furnishes additional information about the trustees and officers of both the Fund and The DFA Investment Trust Company.

ADVISER AND       The Adviser to Compass Capital Funds is PNC Asset Management
SUB-ADVISERS      Group, Inc. ("PAMG"), except with respect to the Index Equity
                  Portfolio. Each of the Portfolios within the Compass Capital
                  Fund family (except the Index Equity Portfolio) is managed by a specialized portfolio manager who is a member of one of PAMG's portfolio management subsidiaries.

                  The Portfolios (other than the Index Equity Portfolio) and their investment sub-advisers and portfolio managers are as follows:

                           INVESTMENT
COMPASS CAPITAL PORTFOLIO  SUB-ADVISER               PORTFOLIO MANAGER
-------------------------  -----------               -----------------
Large Cap Value Equity      PCM(/1/)   Benedict E. Capaldi; Vice President of PCM
                                       since 1995; prior to joining PCM, Senior Vice
                                       President and portfolio manager with Radnor
                                       Capital Management, President of Chestnut
                                       Hill Advisors, Inc. and Managing Director of
                                       Brandywine Asset Management, Inc.; Portfolio
                                       manager since 1995.
Large Cap Growth Equity     PEAC(/2/)  Robert K. Urquhart; investment manager with
                                       PEAC since 1995; prior to joining PEAC, Chief
                                       Investment Officer and partner of Cole
                                       Financial Group, Inc., a partner of Seacliff
                                       Holdings, Inc. and of RCM Capital Management;
                                       Portfolio manager since 1995.
Mid-Cap Value Equity        PCM(/1/)   Benedict E. Capaldi (see above); Portfolio
                                       co-manager since its inception.
                                       Daniel B. Eagan; portfolio manager with PCM
                                       since 1995; director of investment strategy
                                       at PAMG during 1994 and 1995; prior to 1994,
                                       served as senior research consultant for
                                       Mercer Investment Consulting. Portfolio co-
                                       manager since its inception.


                                      28.

--------------------------------------------------------------------------------

                                  INVESTMENT
COMPASS CAPITAL PORTFOLIO        SUB-ADVISER                      PORTFOLIO MANAGER
-------------------------        -----------                      -----------------
Mid-Cap Growth Equity      PEAC(/2/)                William C. McVail; investment manager with
                                                    PEAC since 1994; prior to joining PEAC,
                                                    equity and fixed income analyst with PNC
                                                    Bank; Portfolio co-manager since its
                                                    inception.
                                                    William J. Wykle; investment manager with
                                                    PEAC since 1995; investment manager with PNC
                                                    Bank, National Association since 1986;
                                                    Portfolio co-manager since its inception.
Small Cap Value Equity     PCM(/1/)                 Christian K. Stadlinger; Vice President of
                                                    PCM since July 1996; prior to joining PCM,
                                                    Portfolio Manager and Research Analyst with
                                                    Morgan Stanley Asset Management; Portfolio
                                                    manager since July 1996.
Small Cap Growth Equity    PEAC(/2/)                William J. Wykle (see above); Portfolio co-
                                                    manager since its inception.
                                                    William C. McVail; (see above); Portfolio co-
                                                    manager since inception.
International Equity       CastleInternational(/4/) Gordon Anderson; Managing and Investment
                                                    Director since 1996; prior to joining
                                                    CastleInternational, Investment Director of
                                                    Dunedin Fund Managers Ltd.; Portfolio manager
                                                    since 1996.
International Emerging     CastleInternational(/4/) Euan Rae; Senior Investment Manager since
 Markets                                            1996; prior to joining CastleInternational,
                                                    Head of Emerging Markets at Dunedin Fund
                                                    Managers Ltd. and investment manager with
                                                    Edinburgh Fund Managers; Portfolio manager
                                                    since 1996.
Select Equity              PCM(/1/)                 Daniel B. Eagan (see p. 28); Portfolio
                                                    manager since 1995.
Balanced                   PCM and                  R. Andrew Damm; Senior investment strategist
                           BlackRock(/1/)(/3/)      with PAMG since 1995; portfolio manager with
                                                    PNC Bank from 1988 to 1995; Portfolio co-
                                                    manager since 1996.
                                                    Stephen Utkus is the Director of Investment
                                                    Strategy for PNC Asset Management Group, and
                                                    plays a critical role in developing and
                                                    implementing PNC Bank's asset allocation
                                                    program, the PNC Blended Investment
                                                    Capability as well as PNC's investment policy
                                                    as a whole. Previously, he worked at The
                                                    Vanguard Group in asset allocation and
                                                    product development. He has served as co-
                                                    manager of the Balanced Portfolio since 1996.
                                                    Robert S. Kapito; Vice Chairman of BlackRock
                                                    since 1988; Portfolio co-manager since 1995.


                                      29.

--------------------------------------------------------------------------------

                           INVESTMENT
COMPASS CAPITAL PORTFOLIO  SUB-ADVISER               PORTFOLIO MANAGER
-------------------------  -----------               -----------------
Balanced (cont)                        Keith T. Anderson; Managing Director and co-
                                       chair of Portfolio Management Group and
                                       Investment Strategy Committee of BlackRock
                                       since 1988; Portfolio co-manager since 1995.

(1) Provident Capital Management, Inc. ("PCM") has its primary offices at 1600 Market Street, 27th Floor, Philadelphia, PA 19103.
(2) PNC Equity Advisors Company ("PEAC") has its primary offices at 1600 Market Street, 27th Floor, Philadelphia, PA 19103.
(3) BlackRock Financial Management, Inc. ("BlackRock") has its primary offices at 345 Park Avenue, New York, New York 10154.
(4) CastleInternational Asset Management Limited ("CastleInternational") has its primary offices at 7 Castle Street, Edinburgh, Scotland, EH2 3AH.

                  PAMG was organized in 1994 to perform advisory services for investment companies, and has its principal offices at 1600 Market Street, 29th Floor, Philadelphia, Pennsylvania 19103. PAMG is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.

                  For their investment advisory and sub-advisory services, PAMG and the Portfolios' sub-advisers are entitled to fees, com-puted daily on a portfolio-by-portfolio basis and payable monthly, at the maximum annual rates set forth below. As stated under "What Are the Expenses of the Portfolios?" PAMG and the sub-advisers intend to waive a portion of their fees during the current fiscal year. All sub-advisory fees are paid by PAMG and do not represent an extra charge to the Portfolios.

                      MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR EACH PORTFOLIO
                   EXCEPTTHE INDEX EQUITY, MID-CAP VALUE EQUITY, MID-CAP GROWTH
                     EQUITY AND THE INTERNATIONAL PORTFOLIOS (BEFORE WAIVERS)

                                               INVESTMENT                SUB-ADVISORY
            AVERAGE DAILY NET ASSETS          ADVISORY FEE                   FEE
            first $1 billion                      .550%                      .400%
            $1 billion -- $2 billion              .500                       .350
            $2 billion -- $3 billion              .475                       .325
            greater than $3 billion               .450                       .300

                    MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR THE MID-CAP VALUE
                                            EQUITY AND
                        MID-CAP GROWTH EQUITY PORTFOLIOS (BEFORE WAIVERS)

                                               INVESTMENT                SUB-ADVISORY
            AVERAGE DAILY NET ASSETS          ADVISORY FEE                   FEE
            first $1 billion                      .800%                      .650%
            $1 billion -- $2 billion              .700                       .550
            $2 billion -- $3 billion              .675                       .500
            greater than $3 billion               .625                       .475

                    MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR THE INTERNATIONAL
                                EQUITY PORTFOLIO (BEFORE WAIVERS)

                                               INVESTMENT                SUB-ADVISORY
            AVERAGE DAILY NET ASSETS          ADVISORY FEE                   FEE
            first $1 billion                      .750%                      .600%
            $1 billion -- $2 billion              .700                       .550
            $2 billion -- $3 billion              .675                       .525
            greater than $3 billion               .650                       .500


                                      30.

--------------------------------------------------------------------------------
                  MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR THE INTERNATIONAL
                         EMERGING MARKETS PORTFOLIO (BEFORE WAIVERS)

                                               INVESTMENT                SUB-ADVISORY
            AVERAGE DAILY NET ASSETS          ADVISORY FEE                   FEE
            first $1 billion                     1.250%                     1.100%
            $1 billion -- $2 billion             1.200                      1.050
            $2 billion -- $3 billion             1.155                      1.005
            greater than $3 billion              1.100                       .950

               Although the advisory fee rate payable by the International Emerging Markets Portfolio is higher than the rate payable by mutual funds investing in domestic securities, the Fund be-lieves it is comparable to the rates paid by many other funds with similar investment objectives and policies and is appro-priate for the Portfolio in light of its investment objective and policies.

               For their last fiscal year the Portfolios paid investment advi-sory fees at the following annual rates (expressed as a per-centage of average daily net assets) after voluntary fee waiv-ers: Large Cap Value Equity Portfolio, .49%; Large Cap Growth Equity Portfolio, .49%; Small Cap Value Equity Portfolio, .54%; Small Cap Growth Equity Portfolio, .54%; International Equity Portfolio, .68%; International Emerging Markets Portfolio, 1.15%; Select Equity Portfolio, .49%; and Balanced Portfolio, .49%. For the period from October 1, 1995 through June 1, 1996, the Index Equity Portfolio paid investment advisory fees to its former investment adviser at the annual rate of .01% of its av-erage daily net assets.

               The Portfolios' sub-advisers strive to achieve best execution on all transactions. Infrequently, brokerage transactions for the Portfolios may be directed to registered broker/dealers who have entered into dealer agreements with Compass Capital's distributor.

ADVISER TO     Dimensional Fund Advisors Inc. ("DFA"), located at 1299 Ocean
INDEX MASTER   Avenue, 11th Floor, Santa Monica, CA 90401, serves as invest-
PORTFOLIO      ment adviser to the Index Master Portfolio.

               DFA was organized in May 1981 and is engaged in the business of providing investment management services to institutional in-vestors. DFA's assets under management totalled approximately $18.5 billion at October 31, 1996. David G. Booth and Rex A. Sinquefield, both of whom are trustees and officers of The DFA Investment Trust Company and directors,officers and sharehold-ers of DFA, may be deemed controlling persons of DFA.

               Investment decisions for the Index Master Portfolio are made by the Investment Committee of DFA, which meets on a regular basis and also as needed to consider investment issues. The Invest-ment Committee is composed of certain officers and directors of DFA who are elected annually. DFA provides the Index Master Portfolio with a trading department and selects brokers and dealers to effect securities transactions.

               For the investment advisory services provided to the Index Mas-ter Portfolio under the advisory agreement, DFA is entitled to receive a fee at the annual rate of .025% of the Index Master Portfolio's average daily net assets. For the Index Master Portfolio's fiscal year ended November 30, 1996, DFA received a monthly fee for its investment advisory services which, on an annual basis, equaled .025% of the Index Master Portfolio's net assets.

                                      31.

--------------------------------------------------------------------------------

ADMINISTRATORS    Compass Capital Group, Inc. ("CCG"), PFPC Inc. ("PFPC") and
                  Compass Distributors, Inc. ("CDI") (the "Administrators") serve as the Fund's co-administrators. CCG and PFPC are indi-rect wholly-owned subsidiaries of PNC Bank Corp. CDI is a wholly-owned subsidiary of Provident Distributors, Inc.
                  ("PDI"). A majority of the outstanding stock of PDI is owned by its officers.

                  The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relat-ing to the maintenance of financial records and fund account-ing. As compensation for these services, CCG is entitled to receive a fee, computed daily and payable monthly, at an an-nual rate of .03% of each Portfolio's average daily net as-sets, and PFPC and CDI are entitled to receive a combined fee, computed daily and payable monthly, at an annual rate of .20% of the first $500 million of each Portfolio's average daily net assets, .18% of the next $500 million of each Port-folio's average daily net assets, .16% of the next $1 billion of each Portfolio's average daily net assets and .15% of each Portfolio's average daily net assets in excess of $2 billion. From time to time the Administrators may waive some or all of their administration fees from a Portfolio. PFPC serves as the administrative services, dividend disbursing and transfer agent to the Index Master Portfolio, for which PFPC is enti-tled to compensation at the annual rate of .015% of the Index Master Portfolio's net assets.

                  For information about the operating expenses the Portfolios paid for the most recent fiscal year, see "What Are The Ex-penses Of The Portfolios?"

TRANSFER AGENT,   PNC Bank serves as the Portfolios' custodian and PFPC serves
DIVIDEND          as their transfer agent and dividend disbursing agent.
DISBURSING
AGENT AND
CUSTODIAN


EXPENSES Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. Expenses in-clude, but are not limited to, fees paid to the investment adviser and the Administrators, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, fees and expenses in registering and qualifying the Portfolios and their shares for distribution under Federal and state securi-ties laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to ex-isting shareholders, expenses relating to shareholder re-ports, shareholder meetings and proxy solicitations, insur-ance premiums, the expense of independent pricing services, and other expenses which are not expressly assumed by PAMG or the Fund's service providers under their agreements with the Fund. Any general expenses of the Fund that do not belong to a particular investment portfolio will be allocated among all investment portfolios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.

                                      32.

--------------------------------------------------------------------------------
HOW ARE SHARES PURCHASED AND REDEEMED?
--------------------------------------------------------------------------------

DISTRIBUTOR. Shares of each Portfolio of the Fund are offered on a continuous basis by CDI as distributor (the "Distributor"). CDI maintains its principal offices at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The Fund is not required or permitted under the Plan to make distribution payments with respect to Institutional Shares. However, the Plan permits CDI, PAMG, the Administrators and other companies that receive fees from the Fund to make payments relating to distribution and sales support activities out of their past profits or other sources available to them which, subject to applicable NASD regulations, may include contributions to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsorship of various educational programs, sales contests and promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise and cash. For further information, see "Investment Advisory, Administration, Distribution, and Servicing Arrange-ments" in the Statement of Additional Information.

PURCHASE OF SHARES. Institutional Shares are offered to institutional invest-ors, including registered investment advisers with a minimum investment of $500,000 and individuals with a minimum investment of $2,000,000.

Institutional Shares are sold at their net asset value per Share next computed after an order is received by PFPC. Orders received by PFPC by 4:00 p.m. (East-ern Time) on a Business Day are priced the same day. A "Business Day" is any weekday that the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open for business.

Purchase orders may be placed by telephoning PFPC at (800) 441-7450. Orders re-ceived by PFPC after 4:00 p.m. (Eastern Time) are priced on the following Busi-ness Day.

Payment for Institutional Shares must normally be made in Federal funds or other funds immediately available to the Fund's custodian. Payment may also, in the discretion of the Fund, be made in the form of securities that are permis-sible investments for the respective Portfolios. For further information, see the Statement of Additional Information. The minimum initial investment for in-stitutions is $5,000. There is no minimum subsequent investment requirement.

Compass Capital may in its discretion waive the minimum investment amount and may reject any order for Institutional Shares.

REDEMPTION OF SHARES. Redemption orders for Institutional Shares may be placed by telephoning PFPC at (800) 441-7450. Institutional Shares are redeemed at their net asset value per share next determined after PFPC's receipt of the re-demption order. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures.

Payment for redeemed shares for which a redemption order is received by PFPC before 4:00 p.m. (Eastern Time) on a Business Day is normally made in Federal funds wired to the redeeming Institution on the next Business Day, provided that the Fund's custodian is also open for business. Payment for redemption or-ders received after 4:00 p.m. (Eastern Time) or on a day when the Fund's custo-dian is closed is normally wired in Federal funds on the next Business Day fol-lowing redemption on which the Fund's custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiv-ing a redemption order if, in the judgment of PAMG, an earlier payment could adversely affect a Portfolio. No charge for wiring redemption payments is im-posed by the Fund.

                                      33.

--------------------------------------------------------------------------------

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund may redeem Institutional Shares in any Portfolio account if the ac-count balance drops below $5,000 as the result of redemption requests and the shareholder does not increase the balance to at least $5,000 on thirty days' written notice.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

                                      34.

--------------------------------------------------------------------------------
HOW IS NET ASSET VALUE CALCULATED?
--------------------------------------------------------------------------------

Net asset value is calculated separately for Institutional Shares of each Port-folio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern Time) on each Business Day by dividing the value of all securities and other assets owned by a Portfolio (including, for the Index Equity Portfolio, all of its shares in the Index Master Portfolio) that are allocated to its In-stitutional Shares, less the liabilities charged to its Institutional Shares, by the number of its Institutional Shares that are outstanding. The net asset value per share of the Index Master Portfolio is calculated as of the close of the NYSE by dividing the total market value of its investments and other as-sets, less any liabilities, by the total outstanding shares of the Index Master Portfolio.

Most securities held by a Portfolio are priced based on their market value as determined by reported sales prices, or the mean between bid and asked prices, that are provided by securities dealers or pricing services. Portfolio securi-ties which are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direc-tion of the Board of Trustees or, in the case of the Index Master Portfolio, The DFA Investment Trust Company's Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless a Portfolio's sub-adviser under the super-vision of the Board of Trustees determines such method does not represent fair value.

HOW FREQUENTLY ARE DIVIDENDS AND DISTRIBUTIONS MADE TO INVESTORS?
--------------------------------------------------------------------------------

Each Portfolio of the Fund will distribute substantially all of its net invest-ment income and net realized capital gains, if any, to shareholders. The net investment income of each Portfolio is declared quarterly as a dividend to in-vestors who are shareholders of the Portfolio at the close of business on the day of declaration. All dividends are paid not later than ten days after the end of each quarter. Any net realized capital gains (including net short-term capital gains) will be distributed by each Portfolio of the Fund at least annu-ally. The period for which dividends are payable and the time for payment are subject to change by the Fund's Board of Trustees.

Distributions are reinvested at net asset value in additional full and frac-tional Institutional Shares of the relevant Portfolio, unless a shareholder elects to receive distributions in cash. This election, or any revocation thereof, must be made in writing to PFPC, and will become effective with re-spect to distributions paid after its receipt by PFPC.

The Index Equity Portfolio seeks its investment objective by investing all of its investable assets in the Index Master Portfolio, and the Index Equity Port-folio is allocated its pro rata share of the ordinary income and expenses of the Index Master Portfolio. This net income, less the Index Equity Portfolio's expenses incurred in operations, is the Index Equity Portfolio's net investment income from which dividends are distributed as described above. The Index Mas-ter Portfolio also allocates to the Index Equity Portfolio its pro rata share of capital gains, if any, realized by the Index Master Portfolio.

                                      35.

--------------------------------------------------------------------------------
HOW ARE FUND DISTRIBUTIONS TAXED?
--------------------------------------------------------------------------------

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If a Portfolio qualifies, it generally will be relieved of Federal income tax on amounts dis-tributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are treated as a return of capital), whether the distributions are paid in cash or reinvested in additional shares.

Distributions paid out of a Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder holds shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Dividends paid by the Portfolios will be eligible for the dividends received deduction allowed to certain corporations only to the extent of the total qual-ifying dividends received by a Portfolio from domestic corporations for a tax-able year. Corporate shareholders will have to take into account the entire amount of any dividend received in making certain adjustments for Federal al-ternative minimum and environmental tax purposes. The dividends received deduc-tion is not available for capital gain distributions.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a speci-fied date in those months will be deemed to have been received by the share-holders on December 31 of such year, if the dividends are paid during the fol-lowing January.

An investor considering buying shares on or just before a dividend record date should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a shareholder upon the redemption, transfer or exchange of shares depending upon their tax basis and their price at the time of redemption, transfer or exchange.

Dividends and certain interest income earned by a Portfolio from foreign secu-rities may be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of a Portfolio's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Port-folio may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. It is possible that the Interna-tional Equity and International Emerging Markets Portfolios will make this election in certain years. If a Portfolio makes the election, the amount of such foreign taxes paid by the Portfolio will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and each shareholder will be entitled either (a) to credit a proportion-ate amount of such taxes against a shareholder's U.S. Federal income tax lia-bilities, or (b) if a shareholder itemizes deductions, to deduct such propor-tionate amounts from U.S. Federal taxable income.

The Index Master Portfolio is classified as a partnership for Federal income tax purposes. As such, the Index Master Portfolio will not be subject to Fed-eral income tax, and the Index Equity Portfolio will be allocated its propor-tionate share of the income and realized and unrealized gains and losses of the Index Master Portfolio.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolios. The application of state and local income taxes to investments in the Portfolios may differ from the Federal income tax consequences described above. In addition, shareholders who are non-resident alien individuals, for-eign trusts or estates, foreign corporations or foreign partnerships may be subject to different Federal income tax treatment. Future legislative or admin-istrative changes or court decisions may materially affect the tax consequences of investing in the Portfolios.

                                      36.

--------------------------------------------------------------------------------
HOW IS THE FUND ORGANIZED?
--------------------------------------------------------------------------------

The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. On January 12, 1996 the Fund changed its name from The PNC(R) Fund to Compass Capital Funds SM. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more clas-ses of shares. Pursuant to this authority, the Trustees have authorized the is-suance of an unlimited number of shares in thirty investment portfolios. Each Portfolio offers five separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, Investor B Shares and Investor C Shares. This pro-spectus relates only to Institutional Shares of the eleven Portfolios described herein.

Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees and amounts payable under the Fund's Distribution and Service Plan. In addition, each class of Investor Shares is sold with different sales charges. Because of these "class expenses" and sales charges, the performance of a Portfolio's Institutional Shares is ex-pected to be higher than the performance of the Portfolio's Service Shares, and the performance of both the Institutional Shares and Service Shares of a Port-folio is expected to be higher than the performance of the Portfolio's three classes of Investor Shares. The performance of each class of Investor Shares may be different. The Fund offers various services and privileges in connection with its Investor Shares that are not generally offered in connection with its Institutional and Service Shares, including an automatic investment plan and an automatic withdrawal plan. For further information regarding the Fund's Service or Investor Share classes, contact PFPC at (800) 441-7764 (Service Shares) or
(800) 441-7762 (Investor Shares).

Each share of a Portfolio has a par value of $.001, represents an interest in that Portfolio and is entitled to the dividends and distributions earned on that Portfolio's assets that are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as required under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On November 30, 1996, PNC Bank held of record approximately 70% of the Fund's outstanding shares, as trustee on behalf of individual and institutional in-vestors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp.

MASTER-FEEDER STRUCTURE. The Index Equity Portfolio, unlike many other invest-ment companies which directly acquire and manage their own portfolio of securi-ties, seeks to achieve its investment objective by investing all of its investable assets in the Index Master Portfolio. The Index Equity Portfolio purchases shares of the Index Master Portfolio at net asset value. The net as-set value of the Index Equity Portfolio responds to increases and decreases in the value of the Index Master Portfolio's securities and to the expenses of the Index Master Portfolio allocable to the Index Equity Portfolio (as well as its own expenses). The Index Equity Portfolio may withdraw its investment in the Index Master Portfolio at any time upon 30 days notice to the Index Master Portfolio if the Board of Trustees of the Fund determines that it is in the best interests of the Index Equity Portfolio to do so. Upon withdrawal, the Board of Trustees would consider what action might be taken, including the in-vestment of all of the assets of the Index Equity Portfolio in another pooled investment entity having the same investment objective as the Index Equity Portfolio or the hiring of an investment adviser to manage the Index Equity Portfolio's assets in accordance with the investment policies described above with respect to the Index Equity Portfolio.

The Index Master Portfolio is a separate series of The DFA Investment Trust Company (the "Trust"), which is a business trust created under the laws of the State of Delaware. The Index Equity Portfolio and other

                                      37.

--------------------------------------------------------------------------------
institutional investors that may invest in the Index Master Portfolio from time to time (e.g. other investment companies) will each bear a share of all liabil-ities of the Index Master Portfolio. Under the Delaware Business Trust Act, shareholders of the Index Master Portfolio have the same limitation of personal liability as shareholders of a Delaware corporation. Accordingly, Fund manage-ment believes that neither the Index Equity Portfolio nor its shareholders will be adversely affected by reason of the Index Equity Portfolio's investing in the Index Master Portfolio.

The shares of the Index Master Portfolio are offered to institutional investors in private placements for the purpose of increasing the funds available for in-vestment and achieving economies of scale that might be available at higher as-set levels. The expenses of such other institutional investors and their re-turns may differ from those of the Index Equity Portfolio. While investment in the Index Master Portfolio by other institutional investors offers potential benefits to the Index Master Portfolio (and, indirectly, to the Index Equity Portfolio), economies of scale and related expense reductions might not be achieved. Also, if an institutional investor were to redeem its interest in the Index Master Portfolio, the remaining investors in the Index Master Portfolio could experience higher pro rata operating expenses and correspondingly lower returns. In addition, institutional investors that have a greater pro rata own-ership interest in the Index Master Portfolio than the Index Equity Portfolio could have effective voting control over the operation of the Index Master Portfolio.

Shares in the Index Master Portfolio have equal, non-cumulative voting rights, except as set forth below, with no preferences as to conversion, exchange, div-idends, redemption or any other feature. Shareholders of the Trust have the right to vote only (i) for removal of its trustees, (ii) with respect to such additional matters relating to the Trust as may be required by the applicable provisions of the 1940 Act and (iii) on such other matters as the trustees of the Trust may consider necessary or desirable. In addition, approval of the shareholders of the Trust is required to adopt any amendments to the Agreement and Declaration of Trust of the Trust which would adversely affect to a mate-rial degree the rights and preferences of the shares of the Index Master Port-folio or to increase or decrease their par value. The Index Master Portfolio's shareholders will also be asked to vote on any proposal to change a fundamental policy (i.e. a policy that may be changed only with the approval of sharehold-ers) of the Index Master Portfolio.

When the Index Equity Portfolio, as a shareholder of the Index Master Portfo-lio, votes on matters pertaining to the Index Master Portfolio, the Index Eq-uity Portfolio, if required under the 1940 Act or other applicable law, would hold a meeting of its shareholders and would cast its votes proportionately as instructed by Index Equity Portfolio shareholders. In such cases, shareholders of the Index Equity Portfolio, in effect, would have the same voting rights they would have as direct shareholders of the Index Master Portfolio.

The investment objective of the Index Master Portfolio may not be changed with-out approval of its shareholders. Shareholders of the Portfolio will receive written notice thirty days prior to the effective date of any change in the in-vestment objective of the Master Portfolio. If the Index Master Portfolio changes its investment objective in a manner which is inconsistent with the in-vestment objective of the Index Equity Portfolio and the Fund's Board of Trust-ees fails to approve a similar change in the investment objective of the Index Equity Portfolio, the Index Equity Portfolio would be forced to withdraw its investment in the Index Master Portfolio and either seek to invest its assets in another registered investment company with the same investment objective as the Index Equity Portfolio, which might not be possible, or retain an invest-ment adviser to manage the Index Equity Portfolio's assets in accordance with its own investment objective, possibly at increased cost. A withdrawal by the Index Equity Portfolio of its investment in the Index Master Portfolio could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Index Equity Portfolio. Should such a distribution occur, the Index Equity Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In ad-dition, a distribution in kind to the Index Equity Portfolio could result in a less diversified portfolio of investments and could adversely affect the li-quidity of the Portfolio.

The conversion of the Index Equity Portfolio into a feeder fund of the Index Master Portfolio was approved by shareholders of the Index Equity Portfolio at a meeting held on November 30, 1995. The policy of the Index

                                      38.

--------------------------------------------------------------------------------
Equity Portfolio, and other similar investment companies, to invest their investable assets in funds such as the Index Master Portfolio is a relatively recent development in the mutual fund industry and, consequently, there is a lack of substantial experience with the operation of this policy. There may also be other investment companies or entities through which you can invest in the Index Master Portfolio which may have different sales charges, fees and other expenses which may affect performance. As of the date of this Prospectus, one other feeder fund invests all of its investable assets in the Index Master Portfolio. For information about other funds that may invest in the Index Mas-ter Portfolio, please contact DFA at (310) 395-8005 or contact your broker.

                                      39.

--------------------------------------------------------------------------------
HOW IS PERFORMANCE CALCULATED?
--------------------------------------------------------------------------------

Performance information for Institutional Shares of the Portfolios may be quoted in advertisements and communications to shareholders. Total return will be calculated on an average annual total return basis for various periods. Av-erage annual total return reflects the average annual percentage change in value of an investment in Institutional Shares of a Portfolio over the measur-ing period. Total return may also be calculated on an aggregate total return basis. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividend and capital gain distributions made by a Portfolio with respect to its Institutional Shares are reinvested in Institutional Shares.

The yield of Institutional Shares of the Balanced Portfolio is computed by di-viding the net income allocated to that class during a 30-day (or one month) period by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis.

The performance of a Portfolio's Institutional Shares may be compared to the performance of other mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other financial or industry publications that monitor the perfor-mance of mutual funds. For example, the performance of a Portfolio's Institu-tional Shares may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service, and to the performance of the Dow Jones Industrial Average, the "stocks, bonds and inflation Index" published annually by Ibbotson Associates, the Lipper International Fund Index, the Lehman Government Corporate Bond Index and the Financial Times World Stock Index, as well as the benchmarks attached to this Prospectus. Performance information may also include evaluations of the Portfolios and their Institutional Shares published by nationally recognized ranking services, and information as reported in financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

In addition to providing performance information that demonstrates the actual yield or return of Institutional Shares of a particular Portfolio, a Portfolio may provide other information demonstrating hypothetical investment returns. This information may include, but is not limited to, illustrating the com-pounding effects of dividends in a dividend reinvestment plan or the impact of tax-deferred investing.

Performance quotations for shares of a Portfolio represent past performance and should not be considered representative of future results. The investment re-turn and principal value of an investment in a Portfolio will fluctuate so that an investor's Institutional Shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for Institutional Shares of a Portfolio cannot necessarily be used to compare an investment in such shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operat-ing expenses and market conditions. Any fees charged by brokers or other insti-tutions directly to their customer accounts in connection with investments in Institutional Shares will not be included in the Portfolio performance calcula-tions.

                                      40.

--------------------------------------------------------------------------------

OTHER INFORMATION ON THE PERFORMANCE OF PNC EQUITY ADVISORS COMPANY

The tables below set forth performance information relating to the Small Cap Growth Equity Portfolio and a small cap growth equity account (the "Small Cap Account") that is also managed by PEAC for certain trust accounts and which has investment objectives, policies, strategies and risks substantially similar to those of the Small Cap Growth Equity Portfolio. The performance of the Small Cap Account has been restated to reflect certain expenses, as set forth in footnote 2 to the table.

The performance data for the Small Cap Account is included to provide investors with a longer performance record for PEAC in managing an account substantially similar to the Small Cap Growth Equity Portfolio as measured against the Rus-sell 2000 Growth Index. The Small Cap Account performance data does not repre-sent the past, present or future performance of the Small Cap Growth Equity Portfolio. Past performance is no guarantee of future results; investors should not consider this performance data as an indication of future performance of the Small Cap Growth Equity Portfolio or of PEAC. Share prices and investment returns will fluctuate reflecting market conditions and cash flows, as well as changes in company-specific fundamentals of portfolio securities. Consequently, investments in either the Small Cap Growth Equity Portfolio or the Small Cap Account may be worth more or less than their original cost at the time of re-demption. The performance presentation is not audited.

All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns also reflect the brokerage costs borne by the Small Cap Growth Equity Portfolio and the Small Cap Account for all periods presented. The use of a different methodology to calculate performance could result in different performance data.

The Small Cap Account was not subject to the same types of expenses and liquid-ity requirements to which the Small Cap Growth Equity Portfolio is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Small Cap Growth Equity Portfolio by the 1940 Act or Subchapter M of the Internal Revenue Code. Consequently, the performance re-sults for the Small Cap Account could have been adversely affected if the Small Cap Account had been regulated as an investment company under the federal secu-rities laws.

                   PEAC'S SMALL CAP GROWTH EQUITY PERFORMANCE

                          AVERAGE ANNUAL TOTAL RETURNS

                                 SMALL CAP GROWTH
           YEAR OR PERIODS            EQUITY       SMALL CAP     RUSSELL 2000
            ENDED 9/30/96         PORTFOLIO(/1/)  ACCOUNT(/2/) GROWTH INDEX(/3/)
           ---------------       ---------------- ------------ -----------------
      One Year..................      45.87%         47.69%          13.13%
      Three Years...............      28.13%         27.54%          12.73%
      Five Years................        N/A          30.38%          15.76%
      From Inception(/4/).......      29.56%         23.59%          10.07%(/5/)

------
(1) Total return reflects the performance of Institutional Shares of the Small Cap Growth Equity Portfolio. The performance quoted reflects fee waivers by the Portfolio's service providers. The Portfolio's performance would have been lower in the absence of such waivers.

(2) The performance has been restated to reflect a total expense ratio of .86%, which is the total expense ratio that Institutional Shares of the Small Cap Growth Equity Portfolio are expected to incur during the current fiscal year and which reflects an advisory fee of .54% of its average daily net assets. This expense ratio reflects voluntary fee waivers by the Portfo-lio's service providers which may be modified or terminated at any time. In restating the total returns of the Small Cap Account, these expenses were calculated on a quarterly basis for the periods presented. The calculation of these expenses on a more frequent basis would result in lower perfor-mance figures.


                                      41.

--------------------------------------------------------------------------------
(3) Total return data is presented for each period. The Russell 2000 Growth In-dex reflects the investment of income dividends and capital gain distribu-tions, if any, but does not reflect fees, brokerage commissions or other expenses of investing. The Russell 2000 Growth Index is an unmanaged secu-rities index, and an investment cannot be made directly in the Russell 2000 Growth Index. For more information on the Russell 2000 Growth Index, see the Appendix to this Prospectus.

(4) The Small Cap Growth Equity Portfolio and the Small Cap Account commenced investment operations on 9/14/93 and 8/1/87, respectively.

(5) Reflects the average annual total return of the Russell 2000 Growth Index from 8/1/87.

                                      42.

--------------------------------------------------------------------------------
HOW CAN I GET MORE INFORMATION?
--------------------------------------------------------------------------------

                   CONVENIENT WAYS TO ACCESS FUND INFORMATION

Below is a brief description of how investors can easily access information about the Compass Capital Funds.

 FUND INFORMATION          HOURS AVAILABLE           PHONE INFORMATION
 MUTUAL FUND SPECIALISTS   9 AM to 6 PM, E.S.T.      toll-free 888-4COMPASS
 Available to provide      Monday through Friday     toll-free 888-426-6727
 performance and market                              toll-free 800-388-8734
 trends.
 PORTFOLIO MANAGERS        9 AM to 6 PM, E.S.T.      toll-free 888-4COMPASS
 COMMENTARY                Monday through Friday     toll-free 888-426-6727
 (Audio recording updated                            toll-free 800-388-8734
 periodically)
 SHAREHOLDER SERVICES
 TELEPHONE ACCESS:         24 Hours, 7 days a week   toll-free 800-441-7764
 ACCOUNT SERVICE           8:30 to 5 PM, E.S.T.      toll-free 800-441-7764
 REPRESENTATIVES:          Monday through Friday
 Available to discuss
 account balance
 information, mutual fund
 prospectus, literature
 and discuss programs and
 services available.
 PURCHASES AND             8:30 to 5 PM, E.S.T.      toll-free 800-441-7450
 REDEMPTIONS               Monday through Friday
 WORLD WIDE WEB:
 Access general fund       24 Hours, 7 days a week   http://www.compassfunds.com
 information and specific
 fund performance.
 Request mutual fund
 prospectuses and
 literature. Forward
 mutual fund inquiries.
 E-MAIL:
 Request prospectuses and  24 Hours, 7 days a week   funds@compassfunds.com
 literature. Forward
 mutual fund inquiries.
 WRITTEN CORRESPONDENCE:   POST OFFICE BOX ADDRESS   STREET ADDRESS
                           Compass Capital Funds     Compass Capital Funds
                           c/o PFPC Inc.             c/o PFPC Inc.
                           P.O. Box 8907             400 Bellevue Parkway
                           Wilmington, DE 19899-8907 Wilmington, DE 19809

                                      43.

--------------------------------------------------------------------------------
                                    APPENDIX

    COMPASS CAPITAL       PERFORMANCE
       PORTFOLIO           BENCHMARK                         DESCRIPTION
Large Cap Value Equity   Russell 1000   An index composed of those Russell 1000 securities
                         Value Index    with less-than-average growth orientation.
                                        Securities in this index generally have low price-
                                        to-book and price-earnings ratios, higher dividend
                                        yields and lower forecasted growth values than more
                                        growth-oriented securities in the Russell 1000
                                        Growth Index.
Large Cap Growth Equity  Russell 1000   The Russell 1000 Growth Index contains those Russell
                         Growth Index   1000 securities with a greater-than-average growth
                                        orientation. Companies in this index tend to exhibit
                                        higher price-to-book and price-earnings ratios,
                                        lower dividend yields and higher forecasted growth
                                        values than the Russell 1000 Value Index.
Mid-Cap Value Equity     Russell Midcap The Russell Midcap Value Index consists of the
                         Value Index    bottom 800 securities of the Russell 1000 Index with
                                        less-than-average growth orientation as ranked by
                                        total market capitalization.
Mid-Cap Growth Equity    Russell Midcap The Russell Midcap Growth Index consists of the
                         Growth Index   bottom 800 securities of the Russell 1000 Index with
                                        greater-than-average growth orientation as ranked by
                                        total market capitalization.
Small Cap Value Equity   Russell 2000   The Russell 2000 Value Index contains those Russell
                         Value Index    2000 securities with a less-than-average growth
                                        orientation. Securities in this index generally have
                                        lower price-to-book and price-earnings ratios than
                                        those in the Russell 2000 Growth Index.
Small Cap Growth Equity  Russell 2000   An index composed of those Russell 2000 securities
                         Growth Index   with a greater-than-average growth orientation.
                                        Securities in this index generally have higher
                                        price-to-book and price-earnings ratios than those
                                        in the Russell 2000 Value Index.
International Equity     EAFE Index     An index composed of a sample of companies
                                        representative of the market structure of 20
                                        European and Pacific Basin countries. The Index is a
                                        market value-weighted average of the performance of
                                        over 900 securities listed on the stock exchanges of
                                        such countries.
International Emerging   MSCI Emerging  The Morgan Stanley Capital International (MSCI)
Markets                  Markets Free   Emerging Markets Free Index (EMF) is a market
                         Index          capitalization weighted index composed of companies
                                        representative of the market structure of 22
                                        Emerging Market countries in Europe, Latin America,
                                        Africa and the Pacific Basin. The MSCI EMF Index
                                        excludes closed markets and those shares in
                                        otherwise free markets which are not purchasable by
                                        foreigners.
Select Equity            S&P 500 Index  An unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock
                                        Exchange. The Index is heavily weighted toward
                                        stocks with large market capitalizations and
                                        represents approximately two-thirds of the total
                                        market value of all domestic common stocks.
Index Equity             S&P 500 Index  An unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock
                                        Exchange. The Index is heavily weighted toward
                                        stocks with large market capitalizations and
                                        represents approximately two-thirds of the total
                                        market value of all domestic common stocks.
Balanced                 S&P 500 Index  An unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock
                                        Exchange. The Index is heavily weighted toward
                                        stocks with large market capitalizations and
                                        represents approximately two-thirds of the total
                                        market value of all domestic common stocks.
                         Salomon Broad  An unmanaged index of 3500 bonds. The Broad
                         Investment     Investment Grade Index is market capitalization
                         Grade Index    weighted and includes Treasury, Government sponsored
                                        mortgages and investment grade fixed rate corporates
                                        with a maturity of 1 year or longer.

                                      44.

                                                          COMPASS CAPITAL FUNDS
THE COMPASS CAPITAL FUNDS

Compass Capital Funds is a leading mutual fund company currently managing in excess of $11 billion in 30 portfolios designed to fit a broad range of invest-ment goals. Each portfolio is managed by recognized experts in equity, fixed income, international, and tax-free investing who adhere to a pure investment style SM.

STOCK PORTFOLIOS
--------------------------------------------------------------------------------

    Large Cap Growth Equity             Small Cap Growth Equity
    Large Cap Value Equity              Small Cap Value Equity
    Mid-Cap Growth Equity               International Equity
    Mid-Cap Value Equity                International Emerging Markets
                                        Index Equity
                                        Select Equity

STOCK & BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Balanced

BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Low Duration Bond                   Government Income
    Intermediate Government Bond        Managed Income
    Intermediate Bond                   International Bond
    Core Bond

TAX-FREE BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Tax-Free Income                     New Jersey Tax-Free Income
    Pennsylvania Tax-Free Income        Ohio Tax-Free Income

MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------

    Money Market                        North Carolina Municipal Money Market
    U.S. Treasury Money Market          Ohio Municipal Money Market
    Municipal Money Market              Pennsylvania Municipal Money Market
    New Jersey Municipal Money Market   Virginia Municipal Money Market

                                                                January 1, 1997
--------------------------------------------------------------------------------
THE EQUITY PORTFOLIOS SERVICE SHARES
--------------------------------------------------------------------------------

ASKING THE KEY
QUESTIONS

                                                                          PAGE
            What Are The Expenses Of The Portfolios?.....................   4
            What Are The Portfolios' Financial Highlights?...............   6
            What Are The Portfolios?.....................................  15
            What Are The Differences Among The Portfolios?...............  16
            What Additional Investment Policies And Risks Apply?.........  18
            What Are The Portfolios' Fundamental Investment
             Limitations?................................................  27
            Who Manages The Fund?........................................  28
            How Are Shares Purchased And Redeemed?.......................  34
            What Special Purchase And Redemption Procedures May Apply?...  36
            How Is Net Asset Value Calculated?...........................  38
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  38
            How Are Fund Distributions Taxed?............................  39
            How Is the Fund Organized?...................................  40
            How Is Performance Calculated?...............................  43
            Other Information On The Performance Of PNC Equity Advisors
             Company.....................................................  44
            How Can I Get More Information?..............................  46

              This Prospectus contains information about the Compass Capital equity Portfolios that a prospective investor needs to know be-fore investing. Please keep it for future reference. A Statement of Additional Information dated January 1, 1997 has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information may be obtained free of charge from the Fund by calling (800) 441-7764. The Statement of Additional Information, as supplemented from time to time, is in-corporated by reference into this Prospectus.

              SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DE-POSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIOS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT IN-VESTED.

              The Index Equity Portfolio seeks to achieve its investment objec-tive by investing all of its investable assets in a series of shares (the "Index Master Portfolio") of The DFA Investment Trust Company, another open-end management investment company, rather than through a portfolio of various securities. The investment experience of the Index Equity Portfolio corresponds directly with the investment experience of the Index Master Portfolio. The Index Master Portfolio has substantially the same investment ob-jective, policies and limitations as the Index Equity Portfolio and, except as specifically noted, is also referred to as a "Portfolio" in this Prospectus. For additional information, see "How Is The Fund Organized?"

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                       2.

--------------------------------------------------------------------------------
THE EQUITY PORTFOLIOS OF COMPASS CAPITAL FUNDS
--------------------------------------------------------------------------------

               The COMPASS CAPITAL FUND family consists of 30 portfolios and has been structured to include many different investment styles so that investors may participate across multiple disciplines in order to seek their long-term financial goals.

               The Equity Portfolios of COMPASS CAPITAL FUNDS consist of eleven diversified investment portfolios (the "Portfolios") that provide investors with a broad spectrum of investment al-ternatives within the equity sector. Eight of these Portfolios invest in U.S. stocks, two Portfolios invest in non-U.S. inter-national stocks and one Portfolio invests in a combination of U.S. stocks and bonds. A detailed description of each Portfolio begins on page 15 and a summary of each Performance Benchmark is contained in the Appendix.


               COMPASS           PERFORMANCE          LIPPER PEER GROUP
               CAPITAL           BENCHMARK
               PORTFOLIO


               LARGE CAP         Russell 1000         Growth and Income
                VALUE EQUITY      Value Index


               LARGE CAP         Russell 1000         Growth
                GROWTH EQUITY     Growth Index

               MID-CAP VALUE     Russell Midcap       Midcap
                EQUITY            Value Index

               MID-CAP GROWTH    Russell Midcap       Midcap
                EQUITY            Growth Index

               SMALL CAP         Russell 2000         Small Company Growth
                VALUE EQUITY      Value Index

               SMALL CAP         Russell 2000         Small Company Growth
                GROWTH EQUITY     Growth Index

               INTERNATIONAL     EAFE Index           International
                EQUITY

               INTERNATIONAL     MSCI                 Emerging Markets
                EMERGING         Emerging
                MARKETS           Markets Free
                                  Index


               SELECT EQUITY     S&P 500 Index        Growth and Income



               INDEX EQUITY      S&P 500 Index        S&P 500 Index

               BALANCED          S&P 500 Index        Balanced
                                  and Salomon
                                  Broad Investment
                                  Grade Index

UNDERSTANDING  This Prospectus has been crafted to provide detailed, accurate
THE COMPASS    and comprehensive information on the Compass Capital Portfo-
CAPITAL        lios. We intend this document to be an effective tool as you
EQUITY         explore different directions in equity investing.
PORTFOLIOS

CONSIDERING    There can be no assurance that any mutual fund will achieve its
THE RISKS IN   investment objective. The Portfolios will hold equity securi-
EQUITY         ties, and some or all of the Portfolios may acquire warrants,
INVESTING      foreign securities and illiquid securities; enter into repur-
               chase and reverse repurchase agreements; lend portfolio securi-ties to third parties; and enter into futures contracts and op-tions and forward currency exchange contracts. These and the other investment practices set forth below, and their associ-ated risks, deserve careful consideration. Certain risks asso-ciated with international investments are heightened because of currency fluctuations and investments in emerging markets. See
               "What Additional Investment Policies And Risks Apply?"

INVESTING IN   For information on how to purchase and redeem shares of the
THE COMPASS    Portfolios, see "How Are Shares Purchased And Redeemed?" and
CAPITAL        "What Special Purchase And Redemption Procedures May Apply?"
FUNDS

                                       3.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIOS?
--------------------------------------------------------------------------------

Below is a summary of the annual operating expenses incurred by Service Shares of the Portfolios for the fiscal year ended September 30, 1996 as a percentage of average daily net assets. The figures shown for the Small Cap Value Equity, International Equity, Select Equity and Balanced Portfolios have been restated to reflect current expenses and fee waivers. Because the Mid-Cap Value Equity Portfolio and Mid-Cap Growth Equity Portfolio are new, the figures shown for these two Portfolios under "Other expenses" are estimates for the current fis-cal year. An example based on the summary is also shown.

                            LARGE CAP   LARGE CAP                    MID-CAP    SMALL CAP   SMALL CAP
                              VALUE       GROWTH       MID-CAP        GROWTH      VALUE       GROWTH
                              EQUITY      EQUITY     VALUE EQUITY     EQUITY      EQUITY      EQUITY
                            PORTFOLIO   PORTFOLIO      PORTFOLIO     PORTFOLIO  PORTFOLIO   PORTFOLIO
ANNUAL PORTFOLIO OPERATING
 EXPENSES
 (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory fees
 (after fee waivers)(/1/)          .49%        .49%            .80%        .80%        .54%        .54%
Other operating expenses           .56         .56             .64         .64         .62         .62
                                 -----       -----         -------       -----       -----       -----
 Administration fees
  (after fee waivers)(/1/)   .18         .17           .15           .15         .22         .22
 Shareholder servicing
  fees                       .15         .15           .15           .15         .15         .15
 Other expenses              .23         .24           .34           .34         .25         .25
                            ----        ----        ------          ----        ----        ----
Total Portfolio operating
 expenses
 (after fee waivers)(/1/)         1.05%       1.05%           1.44%       1.44%       1.16%       1.16%
                                 =====       =====         =======       =====       =====       =====

                                                INTERNATIONAL
                                INTERNATIONAL      EMERGING       SELECT       INDEX
                                    EQUITY         MARKETS        EQUITY      EQUITY      BALANCED
                                  PORTFOLIO       PORTFOLIO     PORTFOLIO   PORTFOLIO+   PORTFOLIO
ANNUAL PORTFOLIO OPERATING
 EXPENSES
 (AS A PERCENTAGE OF AVERAGE
 NET ASSETS)
Advisory fees
 (after fee waivers)(/1/)(/2/)             .70%           1.15%        .50%        .025%        .50%
Other operating expenses                   .66             .93         .56         .455         .60
                                       -------         -------       -----        -----       -----
 Administration fees
  (after fee waivers)(/1/)         .18             .23           .17         .045         .18
 Shareholder servicing fees        .15             .15           .15         .150         .15
 Other expenses                    .33             .55           .24         .260         .27
                                ------          ------          ----        -----        ----
Total Portfolio operating
 expenses
 (after fee waivers)(/1/)                 1.36%           2.08%       1.06%        .480%       1.10%
                                       =======         =======       =====        =====       =====

(1) Without waivers, advisory fees would be .80% for the Mid-Cap Value Equity and Mid-Cap Growth Equity Portfolios, .75% and 1.25%, respectively, for the International Equity and International Emerging Markets Portfolios and .55% for each of the remaining Portfolios and administration fees would be .21% for the Large Cap Value Equity Portfolio and .23% for each other Portfolio. PAMG and the Portfolios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolios' total operating ex-penses during the remainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operating expenses" would be .61%, .62%, .72%, .72%, .63%, .63%, .71%, .93%, .64%, .64% and .65%, re-
    spectively, and "Total Portfolio operating expenses" would be 1.16%, 1.17%, 1.52%, 1.52%, 1.18%, 1.18%, 1.46%, 2.18%, 1.19%, .84% and 1.20%, respec-
    tively.
(2) Advisory fees with respect to the Index Equity Portfolio represent advisory fees of the Index Master Portfolio.
 + Includes the operating expenses of the Index Master Portfolio that are allo-cable to the Index Equity Portfolio.

                                       4.

--------------------------------------------------------------------------------
EXAMPLE

An investor in Service Shares would pay the following expenses on a $1,000 in-vestment assuming (1) 5% annual return, and (2) redemption at the end of each time period:

                                   ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Large Cap Value Equity Portfolio     $11        $33        $ 58      $128
Large Cap Growth Equity Portfolio     11         33          58       128
Mid-Cap Value Equity Portfolio        15         46         N/A       N/A
Mid-Cap Growth Equity Portfolio       15         46         N/A       N/A
Small Cap Value Equity Portfolio      12         37          64       141
Small Cap Growth Equity Portfolio     12         37          64       141
International Equity Portfolio        14         43          74       164
International Emerging Markets
 Portfolio                            21         65         112       241
Select Equity Portfolio               11         33          58       128
Index Equity Portfolio                 5         15          27        60
Balanced Portfolio                    11         35          61       134

The foregoing Table and Example are intended to assist investors in understand-ing the costs and expenses (including the Index Equity Portfolio's pro rata share of the Index Master Portfolio's advisory fees and operating expenses) an investor will bear either directly or indirectly. They do not reflect any charges that may be imposed by affiliates of the Portfolios' investment adviser or other institutions directly on their customer accounts in connection with investments in the Portfolios.

The Board of Trustees of the Fund believes that the aggregate per share ex-penses of the Index Equity Portfolio and the Index Master Portfolio in which the Index Equity Portfolio's assets are invested are approximately equal to the expenses which the Index Equity Portfolio would incur if the Fund retained the services of an investment adviser for the Index Equity Portfolio and the assets of the Index Equity Portfolio were invested directly in the type of securities held by the Index Master Portfolio.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE IN-VESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                       5.

-------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS' FINANCIAL HIGHLIGHTS?
-------------------------------------------------------------------------------

                 The following financial information has been derived from the financial statements incorporated by reference into the Statement of Additional Information and has been audited by the Portfolios' independent accountant. This financial in-formation should be read together with those financial statements. Further information about the performance of the Portfolios is available in the Fund's annual shareholder re-ports. Both the Statement of Additional Information and the annual shareholder reports may be obtained from the Fund free of charge by calling (800) 441-7764. Information con-cerning the historical investment results of Service Shares of the Index Equity Portfolio reflects the financial experi-ence of that Portfolio prior to its conversion on June 2, 1996 to a feeder portfolio of the Index Master Portfolio. During the periods presented the Mid-Cap Value Equity Port-folio and Mid-Cap Growth Equity Portfolio had not commenced investment operations.

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                       LARGE CAP VALUE EQUITY PORTFOLIO
                     (FORMERLY THE VALUE EQUITY PORTFOLIO)

                                                                    FOR THE
                                                                     PERIOD
                                       YEAR      YEAR      YEAR    7/29/93/1/
                                      ENDED     ENDED     ENDED     THROUGH
                                     9/30/96   9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                              $  13.92  $  11.62  $  11.68   $ 11.21
                                     --------  --------  --------   -------
Income from investment operations
 Net investment income                   0.32      0.30      0.25      0.04
 Net gain (loss) on investments
  (both realized and unrealized)         2.40      2.55      0.16      0.48
                                     --------  --------  --------   -------
  Total from investment operations       2.72      2.85      0.41      0.52
                                     --------  --------  --------   -------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                                (0.32)    (0.30)    (0.25)    (0.05)
 Distributions from net realized
  capital gains                         (0.97)    (0.25)    (0.22)      - -
                                     --------  --------  --------   -------
  Total distributions                   (1.29)    (0.55)    (0.47)    (0.05)
                                     --------  --------  --------   -------
NET ASSET VALUE AT END OF PERIOD     $  15.35  $  13.92  $  11.62   $ 11.68
                                     ========  ========  ========   =======
Total return                            20.68%    25.40%     3.51%     4.64%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                         $457,283  $170,832  $105,035   $23,137
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                                1.05%     0.95%     0.90%     0.91%/2/
 Before advisory/administration fee
  waivers                                1.14%     1.09%     1.06%     0.94%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                                2.13%     2.40%     2.24%     2.44%/2/
 Before advisory/administration fee
  waivers                                2.04%     2.26%     2.08%     2.41%/2/
PORTFOLIO TURNOVER RATE                    64%       12%       11%       11%
AVERAGE COMMISSION RATE/3/           $ 0.0556       N/A       N/A       N/A

/1/Commencement of operations of share class.
/2/Annualized.
/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      6.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                       LARGE CAP GROWTH EQUITY PORTFOLIO
                     (FORMERLY THE GROWTH EQUITY PORTFOLIO)

                                                                   FOR THE
                                                                    PERIOD
                                       YEAR     YEAR     YEAR     7/29/93/1/
                                      ENDED     ENDED    ENDED     THROUGH
                                     9/30/96   9/30/95  9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                              $  13.02  $ 10.18  $ 11.57     $10.54
                                     --------  -------  -------     ------
Income from investment operations
 Net investment income                   0.05     0.10     0.03        - -
 Net gain (loss) on investments
  (both realized and unrealized)         2.28     2.87    (1.32)      1.03
                                     --------  -------  -------     ------
  Total from investment operations       2.33     2.97    (1.29)      1.03
                                     --------  -------  -------     ------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                                (0.02)   (0.13)     - -        - -
 Distributions from capital               - -      - -      - -        - -
 Distributions from net realized
  capital gains                         (0.38)     - -    (0.10)       - -
                                     --------  -------  -------     ------
  Total distributions                   (0.40)   (0.13)   (0.10)       - -
                                     --------  -------  -------     ------
NET ASSET VALUE AT END OF PERIOD     $  14.95  $ 13.02  $ 10.18     $11.57
                                     ========  =======  =======     ======
Total return                            18.34%   29.43%  (11.20)%     9.77%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                         $191,023  $76,769  $36,752     $8,606
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                                1.05%    0.95%    0.90%      0.89%/2/
 Before advisory/administration fee
  waivers                                1.17%    1.13%    1.14%      0.95%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                                0.31%    0.91%    0.51%    (0.03)%/2/
 Before advisory/administration fee
  waivers                                0.20%    0.73%    0.26%    (0.09)%/2/
PORTFOLIO TURNOVER RATE                    58%      55%     212%       175%
AVERAGE COMMISSION RATE/3/           $ 0.0598%     N/A      N/A        N/A

/1/Commencement of operations of share class.
/2/Annualized.
/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                       7.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                        SMALL CAP VALUE EQUITY PORTFOLIO

                                                                  FOR THE
                                                                   PERIOD
                                      YEAR     YEAR     YEAR     7/29/93/1/
                                      ENDED    ENDED    ENDED     THROUGH
                                     9/30/96  9/30/95  9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                              $ 15.15  $ 13.59  $ 13.08    $ 12.28
                                     -------  -------  -------    -------
Income from investment operations
 Net investment income                  0.06     0.02      - -        - -
 Net gain (loss) on investments
  (both realized and unrealized)        1.70     2.18     0.77       0.80
                                     -------  -------  -------    -------
  Total from investment operations      1.76     2.20     0.77       0.80
                                     -------  -------  -------    -------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                               (0.06)   (0.03)   (0.01)       - -
 Distributions from net realized
  capital gains                        (0.87)   (0.61)   (0.25)       - -
                                     -------  -------  -------    -------
  Total distributions                  (0.93)   (0.64)   (0.26)       - -
                                     -------  -------  -------    -------
NET ASSET VALUE AT END OF PERIOD     $ 15.98  $ 15.15  $ 13.59    $ 13.08
                                     =======  =======  =======    =======
Total return                           12.30%   17.17%    5.96%      6.51%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                         $80,981  $61,313  $45,372    $21,689
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                               1.15%    1.02%    0.98%      0.99%/2/
 Before advisory/administration fee
  waivers                               1.16%    1.12%    1.10%      1.03%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                               0.38%    0.16%    0.03%      0.12%/2/
 Before advisory/administration fee
  waivers                               0.37%    0.07%   (0.09)%     0.08%/2/
PORTFOLIO TURNOVER RATE                   50%      31%      18%        41%
AVERAGE COMMISSION RATE/3/           $0.0580      N/A      N/A        N/A

/1/Commencement of operations of share class.
/2/Annualized.
/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                       8.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                       SMALL CAP GROWTH EQUITY PORTFOLIO

                                                                    FOR THE
                                                                     PERIOD
                                      YEAR      YEAR      YEAR     9/15/93/1/
                                     ENDED      ENDED     ENDED     THROUGH
                                    9/30/96    9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                             $  15.02   $ 10.14   $ 10.47     $ 9.96
                                    --------   -------   -------     ------
Income from investment operations
 Net investment income                 (0.06)    (0.01)     0.01        - -
 Net gain (loss) on investments
  (both realized and unrealized)        6.84      4.89     (0.34)      0.51
                                    --------   -------   -------     ------
  Total from investment operations      6.78      4.88     (0.33)      0.51
                                    --------   -------   -------     ------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                                 - -       - -       - -        - -
 Distributions from net realized
  capital gains                          - -       - -       - -        - -
                                    --------   -------   -------     ------
  Total distributions                    - -       - -       - -        - -
                                    --------   -------   -------     ------
NET ASSET VALUE AT END OF PERIOD    $  21.80   $ 15.02   $ 10.14     $10.47
                                    ========   =======   =======     ======
Total return                           45.14%    48.13%    (3.12)%     5.12%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period
  (in thousands)                    $158,901   $62,604   $22,648     $  911
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                               1.16%     1.03%     0.71%      0.99%/2/
 Before advisory/administration
  fee waivers                           1.18%     1.16%     1.27%      1.68%/2/
 Ratios of net investment income
  to average net assets
 After advisory/administration fee
  waivers                              (0.38)%   (0.07)%    0.21%     (0.34)%/2/
 Before advisory/administration
  fee waivers                          (0.40)%   (0.20)%   (0.34)%    (1.03)%/2/
PORTFOLIO TURNOVER RATE                   89%       74%       89%         9%
AVERAGE COMMISSION RATE/3/          $ 0.0569       N/A       N/A        N/A

/1/Commencement of operations of share class.
/2/Annualized.
/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                       9.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         INTERNATIONAL EQUITY PORTFOLIO

                                                                  FOR THE
                                                                   PERIOD
                                      YEAR      YEAR     YEAR    7/29/93/1/
                                     ENDED     ENDED     ENDED    THROUGH
                                    9/30/96   9/30/95   9/30/94   9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                             $  13.24  $  13.41  $ 12.47   $ 11.76
                                    --------  --------  -------   -------
Income from investment operations
Net investment income                   0.19      0.11     0.14      0.02
Net realized gain (loss) on
 investments                            0.78      0.16     1.14      0.69
                                    --------  --------  -------   -------
Total from investment operations        0.97      0.27     1.28      0.71
                                    --------  --------  -------   -------
LESS DISTRIBUTIONS
Distributions from net investment
 income                                (0.17)    (0.08)   (0.09)      - -
Distributions from net realized
 capital gains                         (0.67)    (0.36)   (0.25)      - -
                                    --------  --------  -------   -------
Total distributions                    (0.84)    (0.44)   (0.34)      - -
                                    --------  --------  -------   -------
NET ASSET VALUE AT END OF PERIOD    $  13.37  $  13.24  $ 13.41   $ 12.47
                                    ========  ========  =======   =======
Total return                            7.71%     2.19%   10.36%     6.03%
RATIOS/SUPPLEMENTAL DATA
Net assets at end of period
 (in thousands)                     $161,321  $106,045  $75,174   $11,985
Ratios of expenses to average net
 assets
After advisory/administration fee
 waivers                                1.36%     1.25%    1.20%     1.18%/2/
Before advisory/administration fee
 waivers                                1.47%     1.42%    1.39%     1.24%/2/
Ratios of net investment income to
 average net assets
After advisory/administration fee
 waivers                                0.71%     1.16%    1.09%     1.01%/2/
Before advisory/administration fee
 waivers                                0.60%     0.98%    0.90%     0.95%/2/
PORTFOLIO TURNOVER RATE                   70%      105%      37%       31%
AVERAGE COMMISSION RATE/3/          $ 0.0158       N/A      N/A       N/A

/1/Commencement of operations of share class.
/2/Annualized.
/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      10.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                    INTERNATIONAL EMERGING MARKETS PORTFOLIO

                                                                      FOR
                                                                   THE PERIOD
                                                 YEAR     YEAR     6/17/94/1/
                                                 ENDED    ENDED     THROUGH
                                                9/30/96  9/30/95    9/30/94
NET ASSET VALUE AT BEGINNING OF PERIOD          $  8.18  $ 10.55     $10.00
                                                -------  -------     ------
Income from investment operations
 Net investment income                             0.04     0.06       0.02
 Net gain (loss) on investments (both realized
  and unrealized)                                  0.51    (2.15)      0.53
                                                -------  -------     ------
  Total from investment operations                 0.55    (2.09)      0.55
                                                -------  -------     ------
LESS DISTRIBUTIONS
 Distributions from net investment income           - -    (0.08)       - -
 Distributions from Capital                         - -    (0.01)       - -
 Distributions from net realized capital gains    (0.01)   (0.19)       - -
                                                -------  -------     ------
  Total distributions                             (0.01)   (0.28)       - -
                                                -------  -------     ------
NET ASSET VALUE AT END OF PERIOD                $  8.72  $  8.18     $10.55
                                                =======  =======     ======
Total return                                       6.61%  (19.91)%     5.50%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)     $37,987  $15,020     $3,505
 Ratios of expenses to average net assets
 After advisory/administration fee waivers         2.08%    2.06%      2.00%/2/
 Before advisory/administration fee waivers        2.18%    2.30%      2.98%/2/
 Ratios of net investment income to average net
  assets
 After advisory/administration fee waivers         0.70%    1.72%      1.10%/2/
 Before advisory/administration fee waivers        0.60%    1.48%      0.12%/2/
PORTFOLIO TURNOVER RATE                              44%      75%         4%
AVERAGE COMMISSION RATE/3/                      $0.0018       NA         NA

/1/Commencement of operations of share class.
/2/Annualized.
/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      11.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                            SELECT EQUITY PORTFOLIO

                                                                     FOR
                                                                  THE PERIOD
                                        YEAR     YEAR     YEAR    9/15/93/1/
                                       ENDED     ENDED    ENDED    THROUGH
                                      9/30/96   9/30/95  9/30/94   9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                               $  11.88  $  9.92  $  9.97    $10.00
                                      --------  -------  -------    ------
Income from investment operations
 Net investment income                    0.17     0.22     0.19       - -
 Net gain (loss) on investments (both
  realized and unrealized)                2.07     2.05    (0.04)    (0.03)
                                      --------  -------  -------    ------
  Total from investment operations        2.24     2.27     0.15     (0.03)
                                      --------  -------  -------    ------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                                 (0.17)   (0.19)   (0.20)      - -
 Distributions from net realized
  capital gains                          (0.39)   (0.12)     - -       - -
                                      --------  -------  -------    ------
  Total distributions                    (0.56)   (0.31)   (0.20)      - -
                                      --------  -------  -------    ------
NET ASSET VALUE AT END OF PERIOD      $  13.56  $ 11.88  $  9.92    $ 9.97
                                      ========  =======  =======    ======
Total return                             19.43%   23.43%    1.55%     (.30)%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                          $113,777  $83,705  $49,293    $  704
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                                 1.04%    0.95%    0.90%     0.90%/2/
 Before advisory/administration fee
  waivers                                 1.17%    1.13%    1.18%     1.12%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                                 1.41%    2.10%    1.96%     1.92%/2/
 Before advisory/administration fee
  waivers                                 1.28%    1.91%    1.68%     1.70%/2/
PORTFOLIO TURNOVER RATE                     55%      51%      88%        2%
AVERAGE COMMISSION RATE/3/            $ 0.0487      N/A      N/A       N/A

/1/Commencement of operations of share class.
/2/Annualized.
/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      12.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             INDEX EQUITY PORTFOLIO

                                                                      FOR
                                                                   THE PERIOD
                                  YEAR            YEAR     YEAR    7/29/93/1/
                                 ENDED            ENDED    ENDED    THROUGH
                                9/30/96          9/30/95  9/30/94   9/30/93
NET ASSET VALUE AT BEGINNING
 OF PERIOD                      $  13.58         $ 10.93  $ 11.02   $ 10.76
                                --------         -------  -------   -------
Income from investment
 operations
 Net investment income              0.29            0.35     0.29      0.05
 Net gain (loss) on
  investments (both realized
  and unrealized)                   2.10            2.73     0.02      0.29
                                --------         -------  -------   -------
  Total from investment
   operations                       2.39            3.08     0.31      0.34
                                --------         -------  -------   -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income                (0.30)          (0.31)   (0.29)    (0.08)
 Distributions from net
  realized capital gains           (1.70)          (0.12)   (0.11)      - -
                                --------         -------  -------   -------
  Total distributions              (2.00)          (0.43)   (0.40)    (0.08)
                                --------         -------  -------   -------
NET ASSET VALUE AT END OF
 PERIOD                         $  13.97         $ 13.58  $ 10.93   $ 11.02
                                ========         =======  =======   =======
Total return                       19.45%          28.99%    2.78%     3.16%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period
  (in thousands)                $103,080         $61,536  $27,376   $12,441
 Ratios of expenses to average
  net assets
 After advisory/administration
  fee waivers                       0.48%           0.45%    0.40%     0.41%/2/
 Before
  advisory/administration fee
  waivers                           0.80%/3/        0.79%    0.77%     0.53%/2/
 Ratios of net investment
  income to average net assets
 After advisory/administration
  fee waivers                       1.98%           2.62%    2.49%     3.04%/2/
 Before
  advisory/administration fee
  waivers                           1.67%           2.28%    2.12%     2.92%/2/
PORTFOLIO TURNOVER RATE               18%/4/,/5/      18%      17%        8%
AVERAGE COMMISSION RATE           0.0319/4/,/5/      N/A      N/A       N/A

/1/Commencement of operations of share class.
/2/Annualized.
/3/Including expenses allocated from The U.S. Large Company Series of The DFA Investment Trust Company of 0.13%.
/4/For the period from October 1, 1995 through May 31, 1996.
/5/See footnotes to the financial statements of The DFA Investment Trust
Company.

                                      13.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                               BALANCED PORTFOLIO

                                                                   FOR THE
                                                                    PERIOD
                                       YEAR     YEAR     YEAR     7/29/93/1/
                                      ENDED     ENDED    ENDED     THROUGH
                                     9/30/96   9/30/95  9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                              $  13.72  $ 11.98  $ 12.42    $ 12.05
                                     --------  -------  -------    -------
Income from investment operations
 Net investment income                   0.42     0.44     0.34       0.06
 Net realized gain (loss) on
  investments                            1.49     1.88    (0.38)      0.38
                                     --------  -------  -------    -------
  Total from investment operations       1.91     2.32    (0.04)      0.44
                                     --------  -------  -------    -------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                                (0.41)   (0.44)   (0.34)     (0.07)
 Distributions from net realized
  capital gains                         (0.13)   (0.14)   (0.06)       - -
                                     --------  -------  -------    -------
  Total distributions                   (0.54)   (0.58)   (0.40)     (0.07)
                                     --------  -------  -------    -------
NET ASSET VALUE AT END OF PERIOD     $  15.09  $ 13.72  $ 11.98    $ 12.42
                                     ========  =======  =======    =======
Total return                            14.11%   19.94%   (0.36)%     3.66%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                         $134,121  $85,668  $66,024    $15,842
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                                1.09%    0.94%    0.90%      0.93%/2/
 Before advisory/administration fee
  waivers                                1.20%    1.16%    1.16%      1.11%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                                2.87%    3.49%    2.96%      2.75%/2/
 Before advisory/administration fee
  waivers                                2.76%    3.28%    2.70%      2.57%/2/
PORTFOLIO TURNOVER RATE                   275%     154%      54%        32%
AVERAGE COMMISSION RATE/3/           $ 0.0599      N/A      N/A        N/A

/1/Commencement of operations of share class.
/2/Annualized.
/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      14.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS?
--------------------------------------------------------------------------------

               The COMPASS CAPITAL FUND family consists of 30 portfolios and has been structured to include many different investment styles so that investors may participate across multiple disciplines in order to seek their long-term financial goals.

               The Equity Portfolios of COMPASS CAPITAL FUNDS consist of eleven investment portfolios that provide investors with a broad spectrum of investment alternatives within the equity sector. Eight of these Portfolios invest primarily in U.S. stocks, two Portfolios invest in non-U.S. international stocks and one Portfolio invests in a combination of U.S. stocks and bonds.

               In certain investment cycles and over certain holding periods, an equity fund that invests according to a "value" style or a "growth" style may perform above or below the market. An in-vestment program that combines these multiple disciplines al-lows investors to select from among these various product op-tions in the way that most closely fits the investor's goals and sentiments.

INVESTMENT     Each of the eleven Compass Capital Equity Portfolios seeks to
OBJECTIVES     provide long-term Capital Appreciation.

               The Select Equity, Large Cap Value Equity and Mid-Cap Value Eq-uity Portfolios pursue a secondary objective of Current Income from dividends.

               The Balanced Portfolio pursues a secondary objective of Current Income from an allocation to fixed income securities.

               To meet its investment objective, each Portfolio employs a spe-cific investment style, as described on the following two pages. No assurance can be made that a Portfolio will achieve its investment objective.

                                      15.

--------------------------------------------------------------------------------
WHAT ARE THE DIFFERENCES AMONG THE PORTFOLIOS?
--------------------------------------------------------------------------------

      COMPASS                                                             PERFORMANCE
    CAPITAL FUND        INVESTMENT STYLE          PORTFOLIO EMPHASIS       BENCHMARK*
 Large Cap Value    Pursues equity             Stocks with               Russell 1000
 Equity             securities (defined as     price/earnings and        Value Index
                    common stocks or           price/book ratios at time
                    securities convertible     of purchase below average
                    into common stocks)        for benchmark and
                    which the sub-adviser      capitalization in excess
                    believes are               of $5 billion.
                    undervalued. A
                    security's earnings
                    trend and its dividend
                    growth rate will also be
                    factors considered in
                    security selection.
 Large Cap Growth   Pursues stocks with        Stocks with growth rate   Russell 1000
 Equity             earnings growth            estimates in excess of    Growth Index
                    potential. Emphasizes      average for benchmark and
                    stocks which the sub-      capitalization in excess
                    adviser considers to       of $5 billion.
                    have favorable and
                    above-average earnings
                    growth prospects.
 Mid-Cap Value      Pursues mid cap stocks     Stocks with low           Russell Midcap
 Equity             and sectors which the      price/earnings,           Value Index
                    sub-adviser believes are   price/book, price/cash
                    undervalued. A             flow or price/sales
                    security's earnings        ratios at the time of
                    trend and its dividend     purchase relative to
                    growth rate will also be   their respective sectors
                    factors considered in      or the benchmark and
                    security selection.        capitalization between $1
                                               billion and $5 billion.
 Mid-Cap Growth     Pursues mid cap stocks     Stocks with growth rate   Russell Midcap
 Equity             with earnings growth       estimates in excess of    Growth Index
                    potential. Emphasizes      average for benchmark and
                    stocks which the sub-      capitalization between $1
                    adviser considers to       billion and $5 billion.
                    have favorable and
                    above-average earnings
                    growth prospects.
 Small Cap Value    Pursues small cap stocks   Stocks with               Russell 2000
 Equity             which the sub-adviser      price/earnings and        Value Index
                    believes are               price/book ratios at time
                    undervalued. A             of purchase below average
                    security's earnings        for benchmark and
                    trend and its dividend     capitalization below $1
                    growth rate will also be   billion.
                    factors considered in
                    security selection.
 Small Cap Growth   Pursues small cap stocks   Stocks with growth rate   Russell 2000
 Equity             with earnings growth       estimates in excess of    Growth Index
                    potential. Emphasizes      average for benchmark and
                    small cap stocks which     capitalization below $1
                    the sub-adviser            billion.
                    considers to have
                    favorable and above-
                    average earnings growth
                    prospects.
 International      Pursues non-dollar         Portfolio assets are      EAFE Index
 Equity             denominated stocks of      primarily invested in
                    issuers in countries       international stocks.
                    included in the Morgan
                    Stanley Capital            Stocks with
                    International Europe,      price/earnings ratios
                    Australia and the Far      below average for a
                    East Index ("EAFE").       security's home market or
                    Within this universe, a    stock exchange.
                    value style of investing
                    is employed to select      Diversification across
                    stocks which the sub-      countries, industry
                    adviser believes are       groups and companies with
                    undervalued. A             investment at all times
                    security's earnings        in at least three foreign
                    trend and its price        countries.
                    momentum will also be
                    factors considered in
                    security selection. The
                    sub-adviser will also
                    consider macroeconomic
                    factors such as the
                    prospects for relative
                    economic growth among
                    certain foreign
                    countries, expected
                    levels of inflation,
                    government policies
                    influencing business
                    conditions and the
                    outlook for currency
                    relationships.

*For more information on a Portfolio's benchmark, see the Appendix at the back of this Prospectus.

                                      16.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      COMPASS                                                            PERFORMANCE
   CAPITAL FUND        INVESTMENT STYLE          PORTFOLIO EMPHASIS      BENCHMARK*
 International     Pursues non-dollar         Portfolio assets are      MSCI
 Emerging Markets  denominated stocks of      primarily invested in     International
                   issuers in emerging        stocks of emerging market Emerging
                   country markets            issuers.                  Markets Free
                   (generally any country                               Index
                   considered to be           Stocks with
                   emerging or developing     price/earnings ratios
                   by the World Bank, the     below average for a
                   International Finance      security's home market or
                   Corporation or the         stock exchange.
                   United Nations). Within
                   this universe, a value     Ordinarily, stocks of
                   style of investing is      issuers in at least three
                   employed to select         emerging markets will be
                   stocks which the sub-      held.
                   adviser believes are
                   undervalued. The sub-
                   adviser will also
                   consider macroeconomic
                   factors such as the
                   prospects for relative
                   economic growth among
                   certain foreign
                   countries, expected
                   levels of inflation,
                   government policies
                   influencing business
                   conditions and the
                   outlook for currency
                   relationships.
 Select Equity     Combines value and         Similar sector weightings S&P 500 Index
                   growth style as sub-       as benchmark, with over-
                   adviser identifies         or under-weighting in
                   market opportunity.        particular securities
                                              within those sectors.
 Index Equity      Invests all of its         The Index Master          S&P 500 Index
                   assets indirectly,         Portfolio holds
                   through the U.S. Large     substantially all the
                   Company Series (the        stocks of the S&P 500
                   "Index Master              Index in approximately
                   Portfolio") of The DFA     the same proportions as
                   Investment Trust Company   they are represented in
                   in the stocks of the S&P   the Index.
                   500 Index using a
                   passive investment style
                   that pursues the
                   replication of the S&P
                   500 Index return.
 Balanced          Holds a blend of equity    Maintains a minimum 25%   S&P 500 and
                   and fixed income           investment in fixed       Salomon Broad
                   securities to deliver      income senior securities. Investment
                   total return through                                 Grade Index
                   capital appreciation and
                   current income.
                   Equity Portion: Combines   Equity Portion: Similar
                   value and growth style     sector weightings as
                   as sub-adviser             benchmark, with over- or
                   identifies market          under weighting in
                   opportunity.               particular securities
                                              within those sectors.
                   Fixed Income Portion:      Fixed Income Portion:
                   Combines sector rotation   Dollar- denominated
                   and security selection     investment grade bonds,
                   across a broad universe    including U.S.
                   of fixed income            Government, mortgage-
                   securities.                backed, asset-backed and
                                              corporate debt
                                              securities.

*For more information on a Portfolio's benchmark, see the Appendix at the back of this Prospectus.

                                      17.

-------------------------------------------------------------------------------
WHAT ADDITIONAL INVESTMENT POLICIES AND RISKS APPLY?
-------------------------------------------------------------------------------

The discussion below applies to each of the Portfolios (and, with respect to the Index Equity Portfolio, its investment in the Index Master Portfolio) un-less otherwise noted.

EQUITY SECURITIES. During normal market conditions each Portfolio, except the Balanced Portfolio, will normally invest at least 80% of the value of its to-tal assets in equity securities. The Portfolios will invest primarily in eq-uity securities of U.S. issuers, except the International Equity and Interna-tional Emerging Markets Portfolios, which will invest primarily in foreign is-suers. Equity securities include common stock and preferred stock (including convertible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity inter-ests in trusts and partnerships; and depositary receipts.

ADRS, EDRS AND GDRS. Each Portfolio (other than the Index Master Portfolio) may invest in both sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Con-tinental Depository Receipts, are receipts issued in Europe, typically by for-eign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for spon-sored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Investments in ADRs, EDRs and GDRs present additional investment considera-tions as described below under "International Portfolios."

OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment objective, each Portfolio (other than the Index Master Portfolio) may write covered call options, buy put options, buy call options and write secured put options for the purpose of hedging or earning additional income, which may be deemed speculative or, with respect to the International Equity and Interna-tional Emerging Markets Portfolios, cross-hedging. These options may relate to particular securities, securities indices, or the yield differential between two securities, or, in the case of the International Equity and International Emerging Markets Portfolios, foreign currencies, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. A Portfolio will not purchase put and call options when the ag-gregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections af-forded purchasers of listed options issued by the Options Clearing Corpora-tion, which performs the obligations of its members if they default.

To the extent consistent with its investment objective, each Portfolio may also invest in futures contracts and options on futures contracts to commit funds awaiting investment in stocks or maintain cash liquidity or, except with respect to the Index Master Portfolio, for other hedging purposes. The value of a Portfolio's contracts may equal or exceed 100% of its total assets, al-though a Portfolio will not purchase or sell a futures contract unless immedi-ately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

Futures contracts obligate a Portfolio, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. A Portfolio may sell a futures contract in order to

                                      18.

--------------------------------------------------------------------------------
offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. A Portfolio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, a Portfolio may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

A Portfolio may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Portfolio sells an option on a futures contract, it becomes ob-ligated to sell or buy a futures contract if the option is exercised. In con-nection with a Portfolio's position in a futures contract or related option, the Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

The primary risks associated with the use of futures contracts and options are
(a) the imperfect correlation between the change in market value of the instru-ments held by a Portfolio and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the re-sulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; and (d) a sub-adviser's inability to predict correctly the direction of securities pric-es, interest rates, currency exchange rates and other economic factors. For further discussion of risks involved with domestic and foreign futures and op-tions, see the Statement of Additional Information.

The Fund intends to comply with the regulations of the Commodity Futures Trad-ing Commission exempting the Portfolios from registration as a "commodity pool operator."

LIQUIDITY MANAGEMENT. Pending investment, to meet anticipated redemption re-quests, or as a temporary defensive measure if its sub-adviser determines that market conditions warrant, each Portfolio other than the Index Master Portfolio may also invest without limitation in high quality money market instruments. The Balanced Portfolio may also invest in these securities in furtherance of its investment objective. The Index Master Portfolio may invest a portion of its assets, normally not more than 5% of its net assets, in certain short-term fixed income obligations in order to maintain liquidity or to invest temporar-ily uncommitted cash balances.

High quality money market instruments include U.S. government obligations, U.S. government agency obligations, dollar denominated obligations of foreign is-suers, bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obli-gations of supranational organizations. Generally, such obligations will mature within one year from the date of settlement, but may mature within two years from the date of settlement. Under a repurchase agreement, a Portfolio agrees to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price. Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose a Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio (other than the Index Master Portfolio) may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transac-tions involve a commitment by a Portfolio to purchase or sell particular secu-rities with payment and delivery taking place at a future date (perhaps one or two months later), and permit a Portfolio to lock in a price or yield on a se-curity it owns or intends to purchase, regardless of future changes in interest rates or market action. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securi-ties delivery takes place. Each Portfolio's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets ab-sent unusual market conditions.

                                      19.

--------------------------------------------------------------------------------

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS. Each Portfolio is autho-rized to borrow money. If the securities held by a Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the de-cline in value suffered by the Portfolio's securities. Borrowings may be made by each Portfolio through reverse repurchase agreements under which the Portfo-lio sells portfolio securities to financial institutions such as banks and bro-ker-dealers and agrees to repurchase them at a particular date and price. A Portfolio may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agree-ment. The Index Master Portfolio does not intend to invest in reverse repur-chase agreements. The Balanced Portfolio may utilize reverse repurchase agree-ments when it is anticipated that the interest income to be earned from the in-vestment of the proceeds of the transaction is greater than the interest ex-pense of the transaction. This use of reverse repurchase agreements may be re-garded as leveraging and, therefore, speculative. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the pro-ceeds will be less than the interest expense, that the market value of the se-curities sold by a Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase and that the securities may not be re-turned to the Portfolio. During the time a reverse repurchase agreement is out-standing, a Portfolio will maintain a segregated account with the Fund's custo-dian containing cash, U.S. Government or other appropriate liquid securities having a value at least equal to the repurchase price. A Portfolio's reverse repurchase agreements, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets (33% in the case of the Index Master Portfolio). In addition, the Balanced Portfolio may borrow up to an additional 5% of its total assets for temporary purposes. Whenever borrowings exceed 5% of a Portfolio's total assets, the Portfolios (other than the Index Master Portfolio and the Balanced Portfolio) will not make any in-vestments.

INVESTMENT COMPANIES. In connection with the management of their daily cash po-sitions, the Portfolios (other than the Index Master Portfolio) may invest in securities issued by other investment companies which invest in short-term debt securities and which seek to maintain a $1.00 net asset value per share. Such Portfolios may also invest in securities issued by other investment companies with similar investment objectives. The International Equity and International Emerging Markets Portfolios may purchase shares of investment companies invest-ing primarily in foreign securities, including so-called "country funds." Coun-try funds have portfolios consisting exclusively of securities of issuers lo-cated in one foreign country. The Index Equity Portfolio may also invest in Standard & Poor's Depository Receipts (SPDRs) and shares of other investment companies that are structured to seek a similar correlation to the performance of the S&P 500 Index. Securities of other investment companies will be acquired within limits prescribed by the Investment Company Act of 1940 (the "1940 Act"). As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addi-tion to the expenses each bears directly in connection with its own operations.

SECURITIES LENDING. A Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or (ex-cept for the Index Master Portfolio) irrevocable bank letters of credit main-tained on a current basis equal in value to at least the market value of the loaned securities. A Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securities loans involve risks of delay in re-ceiving additional collateral or in recovering the loaned securities, or possi-bly loss of rights in the collateral if the borrower of the securities becomes insolvent.

ILLIQUID SECURITIES. No Portfolio will knowingly invest more than 15% (10% with respect to the Index Master Portfolio) of the value of its net assets in secu-rities that are illiquid. Variable and floating rate instruments that cannot be disposed of within seven days, and repurchase agreements and time deposits that do not provide for payment within seven days after notice, without taking a re-duced price, are subject to these limits. Each Portfolio may purchase securi-ties which are not registered under the Securities Act of 1933 (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933

                                      20.

--------------------------------------------------------------------------------
Act. These securities will not be considered illiquid so long as it is deter-mined by the adviser or sub-adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified insti-tutional buyers become uninterested in purchasing these restricted securities.

SMALL CAP AND MID-CAP PORTFOLIOS. Under normal market conditions, the Small Cap Growth Equity Portfolio and Small Cap Value Equity Portfolio will invest at least 90% (and in any event at least 65%) of their respective total assets in equity securities of smaller-capitalized organizations (less than $1 billion at the time of purchase). Similarly, the Mid-Cap Value Equity Portfolio and Mid-Cap Growth Equity Portfolio will invest, under normal market conditions, at least 90% (and in any event at least 65%) or their respective total assets in equity securities of medium-capitalized organizations (between $1 billion and $5 billion at the time of purchase). These organizations will normally have more limited product lines, markets and financial resources and will be more dependent upon a limited management group than larger capitalized companies.

INDEX EQUITY AND INDEX MASTER PORTFOLIOS. During normal market conditions, the Index Master Portfolio (in which all of the assets of the Index Equity Portfo-lio are invested) invests at least 95% of the value of its total assets in se-curities included in the Standard & Poor's 500(R) Composite Stock Price Index (the "S&P 500 Index")*. The Index Master Portfolio intends to invest in all of the stocks that comprise the S&P 500 Index in approximately the same propor-tions as they are represented in the Index. The Portfolio operates as an index portfolio and, therefore, is not actively managed (through the use of economic, financial or market analysis), and adverse performance will ordinarily not re-sult in the elimination of a stock from the Portfolio. The Portfolio will re-main fully invested in common stocks even when stock prices are generally fall-ing. Ordinarily, portfolio securities will not be sold except to reflect addi-tions or deletions of the stocks that comprise the S&P 500 Index, including mergers, reorganizations and similar transactions and, to the extent necessary, to provide cash to pay redemptions of the Portfolio's shares. The investment performance of the Index Master Portfolio and the Index Equity Portfolio is ex-pected to approximate the investment performance of the S&P 500 Index, which tends to be cyclical in nature, reflecting periods when stock prices generally rise or fall.

Neither the Index Equity Portfolio nor the Index Master Portfolio are spon-sored, endorsed, sold or promoted by S&P. S&P makes no representation or war-ranty, express or implied, to the owners of the Index Equity Portfolio or the Index Master Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Index Equity Portfolio and the Index Master Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Index Equity Portfolio and the Index Master Portfolio is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Index Equity Portfolio or the Index Master Portfolio. S&P has no obligation to take the needs of the In-dex Equity Portfolio or the Index Master Portfolio or their respective owners into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Index Equity Portfolio or the Index Master Portfolio or the timing of the issuance or sale of the Index Equity Portfolio or the In-dex Master Portfolio or in the determination or calculation of the equation by which the Index Equity Portfolio or the Index Master Portfolio is to be con-verted into cash. S&P has no obligation or liability in connection with the ad-ministration, marketing or trading of the Index Equity Portfolio or Index Mas-ter Portfolio.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 IN-DEX OR ANY DATA INCLUDED THEREIN, AND S&P SHALL HAVE NO LIABILITY FOR ANY ER-RORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IM-PLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF
------
* "Standard & Poor's(R)," "S&P," "S&P 500(R)," "Standard & Poor's 500(R)" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund and The DFA Investment Trust Company.

                                      21.

--------------------------------------------------------------------------------
MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGO-ING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDI-RECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF
THE POSSIBILITY OF SUCH DAMAGES.

INTERNATIONAL PORTFOLIOS. During normal market conditions, the International Equity Portfolio and International Emerging Markets Portfolio (the "Interna-tional Portfolios") will invest at least 90% (and in any event at least 65%) of their total assets in equity securities of foreign issuers. Investing in for-eign securities involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Portfolio that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

A Portfolio's investments in foreign securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or as-sets, or imposition of (or change in) exchange control regulations. In addi-tion, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Portfolio's operations.

In general, less information is publicly available with respect to foreign is-suers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting require-ments applicable to issuers in the United States. While the volume of transac-tions effected on foreign stock exchanges has increased in recent years, it re-mains appreciably below that of the New York Stock Exchange. Accordingly, a Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addi-tion, there is generally less government supervision and regulation of securi-ties exchanges, brokers and issuers in foreign countries than in the United States.

The expense ratios of the International Equity and International Emerging Mar-kets Portfolios can be expected to be higher than those of Portfolios investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

As stated, the International Emerging Markets Portfolio will invest its assets in countries with emerging economies or securities markets. These countries may include Argentina, Brazil, Bulgaria, Chile, China, Colombia, The Czech Repub-lic, Ecuador, Egypt, Greece, Hungary, India, Indonesia, Israel, Lebanon, Malay-sia, Mexico, Morocco, Peru, The Philippines, Poland, Romania, Russia, South Af-rica, South Korea, Taiwan, Thailand, Tunisia, Turkey, Venezuela, Vietnam and Zimbabwe. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more devel-oped countries. Some of these countries may have in the past failed to recog-nize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to a Portfolio of addi-tional investments in emerging market countries. The small size and inexperi-ence of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult to assess the value or prospects of an investment in such issuers.

The International Equity Portfolio invests primarily in equity securities of issuers located in countries included in EAFE. Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan,

                                      22.

--------------------------------------------------------------------------------
Netherlands, New Zealand, Norway, Singapore, Malaysia, Spain, Sweden, Switzer-land and the United Kingdom are currently included in EAFE. From time to time the International Equity Portfolio may invest more than 25% of its total assets in the securities of issuers located in Japan. Investments of 25% or more of the Portfolio's total assets in this or any other country will make the Portfo-lio's performance more dependent upon the political and economic circumstances of a particular country than a mutual fund that is more widely diversified among issuers in different countries. For example, in the past events in the Japanese economy as well as social developments and natural disasters have af-fected Japanese securities and currency markets, and have periodically dis-rupted the relationship of the Japanese yen with other currencies and with the U.S. dollar.

The International Equity and International Emerging Markets Portfolios may (but are not required to) use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the European Currency Unit) relative to the U.S. dollar in connection with specific portfo-lio transactions or with respect to portfolio positions. A forward foreign cur-rency exchange contract involves an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Foreign currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Portfolio to establish a rate of ex-change for a future point in time.

BALANCED PORTFOLIO. Fixed income securities purchased by the Balanced Portfolio may include domestic and dollar-denominated foreign debt securities, including bonds, debentures, notes, equipment lease and trust certificates, mortgage-re-lated and asset-backed securities, guaranteed investment contracts (GICs), ob-ligations issued or guaranteed by the U.S. Government or its agencies or in-strumentalities and state and local municipal obligations. These securities will be rated at the time of purchase within the four highest rating groups as-signed by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Rat-ings Group ("S&P") or another nationally recognized statistical rating agency. If unrated, the securities will be determined at the time of purchase to be of comparable quality by the sub-adviser. Securities rated "Baa" by Moody's or "BBB" by S&P, respectively, are generally considered to be investment grade al-though they have speculative characteristics. If a fixed income security is re-duced below Baa by Moody's or BBB by S&P, the Portfolio's sub-adviser will dis-pose of the security in an orderly fashion as soon as practicable. Investments in securities of foreign issuers, which present additional investment consider-ations as described above under "International Portfolios," will be limited to 5% of the Portfolio's total assets.

The Balanced Portfolio may make significant investments in residential and com-mercial mortgage-related and other asset-backed securities (i.e., securities backed by home equity loans, installment sale contracts, credit card receiv-ables or other assets) issued by governmental entities and private issuers.

The Balanced Portfolio may acquire several types of mortgage-related securi-ties, including guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, adjustable rate mortgage-related securities ("ARMs") and collateralized mortgage obliga-tions ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Is-suers of CMOs frequently elect to be taxed as a pass-through entity known as real estate mortgage investment conduits, or REMICs. CMOs are issued in multi-ple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other clas-ses having an earlier stated maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which only accrue in-terest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities. They may also include planned amortization classes ("PACs") which generally require, within certain limits, that specified amounts of principal be applied on each payment date, and generally exhibit less yield and market volatility than other classes.

Non-mortgage asset-backed securities involve risks that are not presented by mortgage-related securities. Primarily, these securities do not have the bene-fit of the same security interest in the underlying collateral.

                                      23.

--------------------------------------------------------------------------------
Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and Federal consumer credit laws which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of ve-hicles involved in a typical issuance and technical requirements under state laws, the trustees for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receiv-ables. Therefore, there is a possibility that recoveries on repossessed collat-eral may not, in some cases, be able to support payments on these securities.

The yield and maturity characteristics of mortgage-related and other asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time be-cause the underlying assets (i.e. loans) generally may be prepaid at any time. The average life of a mortgage-related instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools under-lying the securities as the result of scheduled principal payments and mortgage prepayments. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to ex-perience substantial prepayments.

The relationship between prepayments and interest rates may give some high-yielding asset-backed securities less potential for growth in value than con-ventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by the Balanced Portfolio will gener-ally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, an asset-backed security's total return and maturity may be difficult to predict precisely. To the extent that the Balanced Portfolio purchases asset-backed securities at a premium, prepayments (which may be made without penalty) may result in loss of the Balanced Portfolio's principal investment to the extent of premium paid.

The Balanced Portfolio may from time to time purchase in the secondary market certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. (or Sears Mortgage if PNC Mortgage Securities Corp. succeeded to rights and duties of Sears Mortgage) or mortgage-related securi-ties containing loans or mortgages originated by PNC Bank, National Association ("PNC Bank") or its affiliates. It is possible that, under some circumstances, PNC Mortgage Securities Corp. or its affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage Securities Corp. or its affili-ates.

The Balanced Fund may also purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury. Others are supported by the right of the issuer to borrow from the U.S. Treasury; and still others are sup-ported only by the credit of the agency or instrumentality issuing the obliga-tion. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Certain U.S. Treasury and agency securities may be held by trusts that issue participation certificates (such as Treasury income growth receipts ("TIGRs") and certificates of accrual on Treasury certificates ("CATs")). The Balanced Portfolio may purchase these certificates, as well as Treasury receipts and other stripped securities, which represent beneficial ownership interests in either future interest payments or the future principal payments on U.S. Government obligations. These instruments are issued at a dis-count to their "face value" and may (particularly in the case of stripped mort-gage-backed securities) exhibit greater price volatility than ordinary debt se-curities because of the manner in which their principal and interest are re-turned to investors.

The Balanced Portfolio may also purchase zero-coupon bonds (i.e., discount debt obligations that do not make periodic interest payments) and state and local government obligations. Zero-coupon bonds are subject

                                      24.

--------------------------------------------------------------------------------
to greater market fluctuations from changing interest rates than debt obliga-tions of comparable maturities which make current distributions of interest. Municipal obligations may be purchased when the Portfolio's sub-adviser be-lieves that their return, on a pre-tax basis, will be comparable to the returns of other permitted investments. Dividends paid by the Portfolio that are de-rived from interest on municipal obligations will be taxable to shareholders.

To take advantage of attractive opportunities in the mortgage market and to en-hance current income, the Balanced Portfolio may enter into dollar roll trans-actions. A dollar roll transaction involves a sale by the Portfolio of a mort-gage-backed or other security concurrently with an agreement by the Portfolio to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated ma-turity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period be-tween the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Portfolio, and the income from these investments will generate income for the Portfolio. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Portfolio compared with what the performance would have been without the use of dollar rolls. At the time that the Portfolio enters into a dollar roll transaction, it will place in a segregated account maintained with its custodian cash, U.S. Government securities or other liquid securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that its value is maintained. The Portfolio's dollar rolls, together with its reverse repurchase agreements and other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets.

Dollar roll transactions involve the risk that the market value of the securi-ties the Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the Portfo-lio sells securities becomes insolvent, the Portfolio's right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the sub-adviser's ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be success-fully employed.

The Balanced Portfolio may enter into interest rate swaps and may purchase or sell interest rate caps and floors. The Portfolio may enter into these transac-tions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique or to protect against an increase in the price of securities the Portfolio anticipates pur-chasing at a later date. The Portfolio intends to use these transactions as a hedge and not as a speculative investment.

Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of inter-est on a notional principal amount from the party selling such interest rate floor.

The Balanced Portfolio may purchase rated and unrated variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Although the Portfolio does not currently intend to do so under current market conditions, the Portfolio may invest up to 10% of its total assets in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate of an inverse floater re-sets in the opposite direction from the market rate of interest to which it is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the

                                      25.

--------------------------------------------------------------------------------
magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Unrated variable and floating rate instruments will be comparable in quality to investment grade securities as determined by the Port-folio's sub-advisers. The absence of an active secondary market with respect to particular variable and floating rate instruments, however, could make it dif-ficult for the Portfolio to dispose of a variable or floating rate instrument if the issuer defaulted on its payment obligation or during periods when the Portfolio is not entitled to exercise its demand rights.

The Portfolio may only make short sales of securities "against-the-box." A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales both as a form of hedging to offset potential declines in long positions in similar securities and in order to maintain port-folio flexibility. In a short sale "against-the-box," at the time of sale, the Portfolio owns or has the immediate and unconditional right to acquire the identical security at no additional cost. When selling short "against-the-box," the Portfolio forgoes an opportunity for capital appreciation in the security.

The market value of the Balanced Portfolio's investments in fixed income secu-rities will change in response to changes in interest rates and the relative financial strength of each issuer. During periods of falling interest rates, the values of long-term fixed income securities generally rise. Conversely, during periods of rising interest rates the values of such securities generally decline. Changes in the financial strength of an issuer or changes in the rat-ings of any particular security may also affect the value of these investments.

PORTFOLIO TURNOVER RATES. Under normal market conditions, it is expected that the annual portfolio turnover rate for the Mid-Cap Value Equity and Mid-Cap Growth Equity Portfolios will not exceed 100%. The past portfolio turnover rates of the other Portfolios are set forth above under "What Are The Portfo-lios' Financial Highlights?" A Portfolio's annual portfolio turnover rate will not be a factor preventing a sale or purchase when the adviser or sub-adviser believes investment considerations warrant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates will generally result in higher transaction costs to a Portfolio and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income.

                                      26.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS' FUNDAMENTAL INVESTMENT LIMITATIONS?
--------------------------------------------------------------------------------

A Portfolio's (other than the Index Master Portfolio) investment objective and policies may be changed by the Fund's Board of Trustees without shareholder ap-proval. However, shareholders will be given at least 30 days' notice before any change to a Portfolio's investment objective. The investment objective of the Index Master Portfolio may not be changed without the approval of shareholders of that Portfolio. No assurance can be provided that a Portfolio will achieve its investment objective.

Each Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of a Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolios' fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

No Portfolio may:

(1) purchase securities (except obligations of the U.S. Government and its in-strumentalities and related repurchase agreements) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of a Portfolio's total assets may be invested without regard to this 5% limitation;

(2) subject to the foregoing 25% exception (other than with respect to the In-dex Master Portfolio), purchase more than 10% of the outstanding voting se-curities of any issuer;

(3) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry; and

(4) borrow money in amounts over one-third of the value of its total assets (33% of net assets in the case of the Index Master Portfolio) at the time of such borrowing.

These investment limitations are applied at the time investment securities are purchased. Notwithstanding the investment limitations, the Index Equity Portfo-lio may invest all of its assets in shares of an open-end management investment company with substantially the same investment objective, policies and limita-tions as that Portfolio.

                                      27.

-------------------------------------------------------------------------------
WHO MANAGES THE FUND?
-------------------------------------------------------------------------------

BOARD OF         The business and affairs of the Fund and of The DFA Invest-
TRUSTEES         ment Trust Company (in which the assets of the Fund's Index
                 Equity Portfolio are invested) are managed under the direc-tion of their separate Boards of Trustees. The following persons currently serve as trustees of Compass Capital
                 Funds:

                 William O. Albertini--Executive Vice President and Chief Fi-nancial Officer of Bell Atlantic Corporation.

                 Raymond J. Clark--Treasurer of Princeton University.

                 Robert M. Hernandez--Vice Chairman and Chief Financial Offi-cer of USX Corporation.

                 Anthony M. Santomero--Deputy Dean of The Wharton School, Uni-versity of Pennsylvania.

                 David R. Wilmerding, Jr.--Chairman, Gee, Wilmerding & Associ-ates, Inc.

                 The Statement of Additional Information furnishes additional information about the trustees and officers of both the Fund and The DFA Investment Trust Company.

ADVISER AND      The Adviser to Compass Capital Funds is PNC Asset Management
SUB-ADVISERS     Group, Inc. ("PAMG"), except with respect to the Index Eq-
                 uity Portfolio. Each of the Portfolios within the Compass
                 Capital Fund family (except the Index Equity Portfolio) is managed by a specialized portfolio manager who is a member of one of PAMG's portfolio management subsidiaries.

                 The Portfolios (other than the Index Equity Portfolio) and their investment sub-advisers and portfolio managers are as follows:

                           INVESTMENT
COMPASS CAPITAL PORTFOLIO  SUB-ADVISER               PORTFOLIO MANAGER
-------------------------  -----------               -----------------
Large Cap Value Equity      PCM(/1/)   Benedict E. Capaldi; Vice President of PCM
                                       since 1995; prior to joining PCM, Senior Vice
                                       President and portfolio manager with Radnor
                                       Capital Management, President of Chestnut
                                       Hill Advisors, Inc. and Managing Director of
                                       Brandywine Asset Management, Inc.; Portfolio
                                       manager since 1995.
Large Cap Growth Equity     PEAC(/2/)  Robert K. Urquhart; investment manager with
                                       PEAC since 1995; prior to joining PEAC, Chief
                                       Investment Officer and partner of Cole
                                       Financial Group, Inc., a partner of Seacliff
                                       Holdings, Inc. and of RCM Capital Management;
                                       Portfolio manager since 1995.
Mid-Cap Value Equity        PCM(/1/)   Benedict E. Capaldi (see above); Portfolio
                                       co-manager since its inception.
                                       Daniel B. Egan; portfolio manager with PCM
                                       since 1995; director of investment strategy
                                       at PAMG during 1994 and 1995; prior to 1994,
                                       served as senior research consultant for
                                       Mercer Investment Consulting. Portfolio co-
                                       manager since its inception.

                                      28.

--------------------------------------------------------------------------------

                                  INVESTMENT
COMPASS CAPITAL PORTFOLIO        SUB-ADVISER                      PORTFOLIO MANAGER
-------------------------  ------------------------               -----------------
Mid-Cap Growth Equity      PEAC(/2/)                William C. McVail; investment manager with
                                                    PEAC since 1994; prior to joining PEAC,
                                                    equity and fixed income analyst with PNC
                                                    Bank; Portfolio co-manager since its
                                                    inception.
                                                    William J. Wykle; investment manager with
                                                    PEAC since 1995; investment manager with PNC
                                                    Bank, National Association since 1986;
                                                    Portfolio co-manager since its inception.
Small Cap Value Equity     PCM(/1/)                 Christian K. Stadlinger; Vice President of
                                                    PCM since July 1996; prior to joining PCM,
                                                    Portfolio Manager and Research Analyst with
                                                    Morgan Stanley Asset Management; Portfolio
                                                    manager since July 1996.
Small Cap Growth Equity    PEAC(/2/)                William J. Wykle (see above); Portfolio co-
                                                    manager since its inception.
                                                    William C. McVail; (see above); Portfolio co-
                                                    manager since inception.
International Equity       CastleInternational(/4/) Gordon Anderson; Managing and Investment
                                                    Director since 1996; prior to joining
                                                    CastleInternational, Investment Director of
                                                    Dunedin Fund Managers Ltd.; Portfolio manager
                                                    since 1996.
International Emerging     CastleInternational(/4/) Euan Rae; Senior Investment Manager since
 Markets                                            1996; prior to joining CastleInternational,
                                                    Head of Emerging Markets at Dunedin Fund
                                                    Managers Ltd. and investment manager with
                                                    Edinburgh Fund Managers; Portfolio manager
                                                    since 1996.
Select Equity              PCM(/1/)                 Daniel B. Eagan (see p. 28); Portfolio
                                                    manager since 1995.
Balanced                   PCM and                  R. Andrew Damm; senior investment strategist
                           BlackRock(/1/) (/3/)     with PAMG since 1995; portfolio manager with
                                                    PNC Bank from 1988 to 1995; Portfolio co-
                                                    manager since 1996.
                                                    Stephen Utkus is the Director of Investment
                                                    Strategy for PNC Asset Management Group, and
                                                    plays a critical role in developing and
                                                    implementing PNC Bank's asset allocation
                                                    program, the PNC Blended Investment
                                                    Capability as well as PNC's investment policy
                                                    as a whole. Previously, he worked at The
                                                    Vanguard Group in asset allocation and
                                                    product development. He has served as co-
                                                    manager of the Balanced Portfolio since 1996.
                                                    Robert S. Kapito; Vice Chairman of BlackRock
                                                    since 1988; Portfolio co-manager since 1995.
                                                    Keith T. Anderson; Managing Director and co-
                                                    chair of Portfolio Management Group and
                                                    Investment Strategy Committee of BlackRock
                                                    since 1988; Portfolio co-manager since 1995.

(1) Provident Capital Management, Inc. ("PCM") has its primary offices at 1600 Market Street, 27th Floor, Philadelphia, PA 19103.
(2) PNC Equity Advisors Company ("PEAC") has its primary offices at 1600 Market Street, 27th Floor, Philadelphia, PA 19103.
(3) BlackRock Financial Management, Inc. ("BlackRock") has its primary offices at 345 Park Avenue, New York, New York 10154.
(4) CastleInternational Asset Management Limited ("CastleInternational") has its primary offices at 7 Castle Street, Edinburgh, Scotland, EH2 3AH.

                                      29.

--------------------------------------------------------------------------------

                  PAMG was organized in 1994 to perform advisory services for investment companies, and has its principal offices at 1600 Market Street, 29th Floor, Philadelphia, Pennsylvania 19103. PAMG is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.

                  For their investment advisory and sub-advisory services, PAMG and the Portfolios' sub-advisers are entitled to fees, com-puted daily on a portfolio-by-portfolio basis and payable monthly, at the maximum annual rates set forth below. As stated under "What Are the Expenses of the Portfolios?" PAMG and the sub-advisers intend to waive a portion of their fees during the current fiscal year. All sub-advisory fees are paid by PAMG and do not represent an extra charge to the Portfolios.

                      MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR EACH PORTFOLIO
                   EXCEPT THE INDEX EQUITY, MID-CAP VALUE EQUITY, MID-CAP GROWTH
                     EQUITY AND THE INTERNATIONAL PORTFOLIOS (BEFORE WAIVERS)

                                               INVESTMENT                SUB-ADVISORY
            AVERAGE DAILY NET ASSETS          ADVISORY FEE                   FEE
            first $1 billion                      .550%                      .400%
            $1 billion--$2 billion                .500                       .350
            $2 billion--$3 billion                .475                       .325
            greater than $3 billion               .450                       .300

                    MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR THE MID-CAP VALUE
                                            EQUITY AND
                        MID-CAP GROWTH EQUITY PORTFOLIOS (BEFORE WAIVERS)

                                               INVESTMENT                SUB-ADVISORY
            AVERAGE DAILY NET ASSETS          ADVISORY FEE                   FEE
            first $1 billion                      .800%                      .650%
            $1 billion -- $2 billion              .700                       .550
            $2 billion -- $3 billion              .675                       .500
            greater than $3 billion               .625                       .475

                    MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR THE INTERNATIONAL
                                EQUITY PORTFOLIO (BEFORE WAIVERS)

                                               INVESTMENT                SUB-ADVISORY
            AVERAGE DAILY NET ASSETS          ADVISORY FEE                   FEE
            first $1 billion                      .750%                      .600%
            $1 billion -- $2 billion              .700                       .550
            $2 billion -- $3 billion              .675                       .525
            greater than $3 billion               .650                       .500

                    MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR THE INTERNATIONAL
                           EMERGING MARKETS PORTFOLIO (BEFORE WAIVERS)

                                               INVESTMENT                SUB-ADVISORY
            AVERAGE DAILY NET ASSETS          ADVISORY FEE                   FEE
            first $1 billion                     1.250%                     1.100%
            $1 billion -- $2 billion             1.200                      1.050
            $2 billion -- $3 billion             1.155                      1.005
            greater than $3 billion              1.100                      0.950


                                      30.

--------------------------------------------------------------------------------
               Although the advisory fee rate payable by the International Emerging Markets Portfolio is higher than the rate payable by mutual funds investing in domestic securities, the Fund be-lieves it is comparable to the rates paid by many other funds with similar investment objectives and policies and is appro-priate for the Portfolio in light of its investment objective and policies.

               For their last fiscal year the Portfolios paid investment advi-sory fees at the following annual rates (expressed as a per-centage of average daily net assets) after voluntary fee waiv-ers: Large Cap Value Equity Portfolio, .49%; Large Cap Growth Equity Portfolio, .49%; Small Cap Value Equity Portfolio, .54%; Small Cap Growth Equity Portfolio, .54%; International Equity Portfolio, .68%; International Emerging Markets Portfolio, 1.15%; Select Equity Portfolio, .49%; and Balanced Portfolio, .49%. For the period from October 1, 1995 through June 1, 1996, the Index Equity Portfolio paid investment advisory fees to its former investment adviser at the annual rate of .01% of its av-erage daily net assets.

               The Portfolios' sub-advisers strive to achieve best execution on all transactions. Infrequently, brokerage transactions for the Portfolios may be directed to registered broker/dealers who have entered into dealer agreements with Compass Capital's dis-tributor.

ADVISER TO     Dimensional Fund Advisors Inc. ("DFA"), located at 1299 Ocean
INDEX MASTER   Avenue, 11th Floor, Santa Monica, CA 90401, serves as invest-
PORTFOLIO      ment adviser to the Index Master Portfolio.

               DFA was organized in May 1981 and is engaged in the business of providing investment management services to institutional in-vestors. DFA's assets under management totalled approximately $18.5 billion at October 31, 1996. David G. Booth and Rex A. Sinquefield, both of whom are trustees and officers of The DFA Investment Trust Company and directors, officers and sharehold-ers of DFA, may be deemed controlling persons of DFA.

               Investment decisions for the Index Master Portfolio are made by the Investment Committee of DFA, which meets on a regular basis and also as needed to consider investment issues. The Invest-ment Committee is composed of certain officers and directors of DFA who are elected annually. DFA provides the Index Master Portfolio with a trading department and selects brokers and dealers to effect securities transactions.

               For the investment advisory services provided to the Index Mas-ter Portfolio under the advisory agreement, DFA is entitled to receive a fee at the annual rate of .025% of the Index Master Portfolio's average daily net assets. For the Index Master Portfolio's fiscal year ended November 30, 1996, DFA received a monthly fee for its investment advisory services which, on an annual basis, equaled .025% of the Index Master Portfolio's net assets.

ADMINISTRATORS Compass Capital Group, Inc. ("CCG"), PFPC Inc. ("PFPC") and
               Compass Distributors, Inc. ("CDI") (the "Administrators") serve as the Fund's co-administrators. CCG and PFPC are indirect wholly-owned subsidiaries of PNC Bank Corp. CDI is a wholly-owned subsidiary of Provident Distributors, Inc. ("PDI"). A ma-jority of the outstanding stock of PDI is owned by its offi-cers.

               The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relating to the maintenance of financial records and

                                      31.

-------------------------------------------------------------------------------
                 fund accounting. As compensation for these services, CCG is entitled to receive a fee, computed daily and payable month-ly, at an annual rate of .03% of each Portfolio's average daily net assets, and PFPC and CDI are entitled to receive a combined fee, computed daily and payable monthly, at an an-nual rate of .20% of the first $500 million of each Portfo-lio's average daily net assets, .18% of the next $500 mil-lion of each Portfolio's average daily net assets, .16% of the next $1 billion of each Portfolio's average daily net assets and .15% of each Portfolio's average daily net assets in excess of $2 billion. From time to time the Administra-tors may waive some or all of their administration fees from a Portfolio. PFPC serves as the administrative services, dividend disbursing and transfer agent to the Index Master Portfolio, for which PFPC is entitled to compensation at the annual rate of .015% of the Index Master Portfolio's net as-sets.

                 For information about the operating expenses the Portfolios paid for the most recent fiscal year, see "What Are The Ex-penses Of The Portfolios?"

TRANSFER         PNC Bank serves as the Portfolios' custodian and PFPC serves
AGENT,           as their transfer agent and dividend disbursing agent.
DIVIDEND
DISBURSING
AGENT AND
CUSTODIAN

SHAREHOLDER      The Fund intends to enter into service arrangements with in-
SERVICING        stitutional investors ("Institutions") (including PNC Bank and its affiliates) which provide that the Institutions will render support services to their customers who are the bene-ficial owners of Service Shares. These services are intended to supplement the services provided by the Fund's Adminis-trators and transfer agent to the Fund's shareholders of record. In consideration for payment of a shareholder processing fee of up to .15% (on an annualized basis) of the average daily net asset value of Service Shares owned bene-ficially by their customers, Institutions may provide one or more of the following services: processing purchase and re-demption requests from customers and placing orders with the Fund's transfer agent or the distributor; processing divi-dend payments from the Fund on behalf of customers; provid-ing sub-accounting with respect to Service Shares benefi-cially owned by customers or the information necessary for sub-accounting; and providing other similar services. In consideration for payment of a separate shareholder servic-ing fee of up to .15% (on an annualized basis) of the aver-age daily net asset value of Service Shares owned benefi-cially by their customers, Institutions may provide one or more of these additional services to such customers: re-sponding to customer inquiries relating to the services per-formed by the Institution and to customer inquiries concern-ing their investments in Service Shares; assisting customers in designating and changing dividend options, account desig-nations and addresses; and providing other similar share-holder liaison services. Customers who are beneficial owners of Service Shares should read this Prospectus in light of the terms and fees governing their accounts with Institutions.

                 Conflict-of-interest restrictions may apply to the receipt of compensation paid by the Fund in connection with the in-vestment of fiduciary funds in Portfolio shares. Institu-tions, including banks regulated by the Comptroller of the Currency, Federal Reserve Board and state banking commis-sions, and investment advisers and other money managers sub-ject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal counsel before entering into agreements with the Fund.

                                      32.

--------------------------------------------------------------------------------

               The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of under-writing securities. It is intended that the services provided by Institutions under their service agreements will not be pro-hibited under these laws. Under state securities laws, banks and financial institutions that receive payments from the Fund may be required to register as dealers.

EXPENSES Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. Expenses include, but are not limited to, fees paid to the investment adviser and the Administrators, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, shareholder servicing and processing fees, fees and expenses in registering and qual-ifying the Portfolios and their shares for distribution under Federal and state securities laws, expenses of preparing pro-spectuses and statements of additional information and of printing and distributing prospectuses and statements of addi-tional information to existing shareholders, expenses relating to shareholder reports, shareholder meetings and proxy solici-tations, insurance premiums, the expense of independent pricing services, and other expenses which are not expressly assumed by PAMG or the Fund's service providers under their agreements with the Fund. Any general expenses of the Fund that do not be-long to a particular investment portfolio will be allocated among all investment portfolios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.

                                      33.

-------------------------------------------------------------------------------
HOW ARE SHARES PURCHASED AND REDEEMED?
-------------------------------------------------------------------------------

DISTRIBUTOR. Shares of each Portfolio of the Fund are offered on a continuous basis by CDI as distributor (the "Distributor"). CDI maintains its principal offices at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The Fund is not required or permitted under the Plan to make distribution payments with respect to Service Shares. However, the Plan permits CDI, PAMG, the Administrators and other companies that receive fees from the Fund to make payments relating to distribution and sales support ac-tivities out of their past profits or other sources available to them which, subject to applicable NASD regulations, may include contributions to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsorship of various educational programs, sales contests and promo-tions in which participants may receive reimbursement of expenses, entertain-ment and prizes such as travel awards, merchandise and cash. For further in-formation, see "Investment Advisory, Administration, Distribution and Servic-ing Arrangements" in the Statement of Additional Information.

PURCHASE OF SHARES. Service Shares are offered without a sales load to Insti-tutions acting on behalf of their customers, as well as to certain persons who were shareholders of Compass Capital Group of Funds at the time of its combi-nation with The PNC(R) Fund during the first quarter of 1996. Service Shares will normally be held of record by Institutions or in the names of nominees of Institutions. Share purchases are normally effected through a customer's ac-count at an Institution through procedures established in connection with the requirements of the account. In these cases, confirmations of share purchases and redemptions will be sent to the Institutions. Beneficial ownership of shares will be recorded by the Institutions and reflected in the account statements provided by such Institutions to their customers. Investors wishing to purchase shares should contact their Institutions.

Service Shares are sold at their net asset value per share next computed after an order is received by PFPC. Orders received by PFPC by 4:00 p.m. (Eastern
Time) on a Business Day are priced the same day. A "Business Day" is any week-day that the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open for business. Purchase orders may be placed by telephoning PFPC at (800) 441-7450. Orders received by PFPC after 4:00 p.m. (Eastern Time) are priced on the following Business Day.

Payment for Service Shares must normally be made in Federal funds or other funds immediately available to the Fund's custodian. Payment may also, in the discretion of the Fund, be made in the form of securities that are permissible investments for the respective Portfolios. For further information, see the Statement of Additional Information. The minimum initial investment is $5,000; however, Institutions may set a higher minimum for their customers. There is no minimum subsequent investment requirement.

Compass Capital may in its discretion waive the minimum investment amount and may reject any order for Service Shares.

REDEMPTION OF SHARES. Customers of Institutions may redeem Service Shares in accordance with the procedures applicable to their accounts with the Institu-tions. These procedures will vary according to the type of account and the In-stitution involved, and customers should consult their account managers in this regard. It is the responsibility of Institutions to transmit redemption orders to PFPC and credit their customers' accounts with redemption proceeds on a timely basis. In the case of shareholders holding share certificates, the certificates must accompany the redemption request.

Institutions may place redemption orders by telephoning PFPC at (800) 441-7450. Shares are redeemed at their net asset value per share next determined after PFPC's receipt of the redemption order. The Fund, the

                                      34.

--------------------------------------------------------------------------------
Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its serv-ice providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures.

Payment for redeemed shares for which a redemption order is received by PFPC before 4:00 p.m. (Eastern Time) on a Business Day is normally made in Federal funds wired to the redeeming Institution on the next Business Day, provided that the Fund's custodian is also open for business. Payment for redemption or-ders received after 4:00 p.m. (Eastern Time) or on a day when the Fund's custo-dian is closed is normally wired in Federal funds on the next Business Day fol-lowing redemption on which the Fund's custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiv-ing a redemption order if, in the judgment of PAMG, an earlier payment could adversely affect a Portfolio. No charge for wiring redemption payments is im-posed by the Fund, although Institutions may charge their customer accounts for redemption services. Information relating to such redemption services and charges, if any, should be obtained by customers from their Institutions.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at 400 Bellevue Parkway, Wilmington, DE 19809.

The Fund may redeem Service Shares in any Portfolio account if the account bal-ance drops below $5,000 as the result of redemption requests and the share-holder does not increase the balance to at least $5,000 upon thirty days' writ-ten notice. If a customer has agreed with an Institution to maintain a minimum balance in his or her account with the Institution, and the balance in the ac-count falls below that minimum, the customer may be obligated to redeem all or part of his or her shares in the Portfolios to the extent necessary to maintain the minimum balance required.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

                                      35.

--------------------------------------------------------------------------------
WHAT SPECIAL PURCHASE AND REDEMPTION PROCEDURES MAY APPLY?
--------------------------------------------------------------------------------

Persons who were shareholders of an investment portfolio of the Compass Capital Group of Funds at the time of the portfolio's combination with The PNC(R) Fund may also purchase and redeem Service Shares of the same Portfolio and for the same account in which they held shares on that date through the procedures de-scribed in this section.

PURCHASES. Purchase orders may be placed through PFPC. The minimum investment is $100. Purchases through the Automatic Investment Plan described below are subject to a lower purchase minimum. The name of the Portfolio with respect to which shares are purchased must appear on the check or Federal Reserve Draft. Investors may also wire Federal funds in connection with the purchase of shares. The wire instructions must include the name of the Portfolio, class of the Portfolio, the name of the account registration, and the shareholder ac-count number. Before wiring any funds, however, an investor must call PFPC at
(800) 441-7762 in order to confirm the wire instructions. Purchase orders which are received by PFPC, together with payment, before the close of regular trad-ing hours on the NYSE (currently 4:00 p.m. Eastern Time) on any Business Day (as defined above) are priced according to the net asset value next determined on that day.

The Portfolios offer an Automatic Investment Plan ("AIP") whereby an investor in shares of a Portfolio may arrange for periodic investments in that Portfolio through automatic deductions from a checking or savings account by completing the AIP Application Form which may be obtained from PFPC. The minimum pre-authorized investment amount is $50.

REDEMPTIONS. Shareholders may redeem for cash some or all of their shares of the Portfolios at any time by sending a written redemption request in proper form to Compass Capital Funds c/o PFPC Inc., P.O. Box 8907, Wilmington, Dela-ware 19899-8907.

Except as noted below, a request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $25,000, or if the proceeds are not to be paid to the record owner at the rec-ord address, or if the shareholder is a corporation, partnership, trust or fi-duciary, signature(s) must be guaranteed by any eligible guarantor institution. Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

Generally, a properly signed written request with any required signature guar-antee is all that is required for a redemption. In some cases, however, other documents may be necessary. Shareholders holding share certificates must send their certificates with the redemption request. Additional documentary evidence of authority is required by PFPC in the event redemption is requested by a cor-poration, partnership, trust, fiduciary, executor or administrator.

If a shareholder has given authorization for expedited redemption, shares can be redeemed by telephone and the proceeds sent by check to the shareholder or by Federal wire transfer to a single previously designated bank account. Once authorization is on file, PFPC will honor requests by any person by telephone at (800) 441-7762 or other means. The minimum amount that may be sent by check is $500, while the minimum amount that may be wired is $10,000. Compass Capital reserves the right to change these minimums or to terminate these redemption privileges. If the proceeds of a redemption would exceed $25,000, the redemp-tion request must be in writing and will be subject to the signature guarantee requirement described above. This privilege may not be used to redeem shares in certificated form.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

                                      36.

--------------------------------------------------------------------------------

Compass Capital is not responsible for the efficiency of the Federal wire sys-tem or the shareholder's firm or bank. Compass Capital does not currently charge for wire transfers. The shareholder is responsible for any charges im-posed by the shareholder's bank. To change the name of the single designated bank account to receive wire redemption proceeds, it is necessary to send a written request (with a guaranteed signature as described above) to Compass Capital Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907.

Compass Capital reserves the right to refuse a telephone redemption if it be-lieves it advisable to do so. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Compass Capital, the Administrators and the Distributor will not be liable for any loss, liability, cost or expense for acting upon telephone instructions reasonably believed to be genuine in accordance with such procedures.

Compass Capital offers a Systematic Withdrawal Plan ("SWP") which may be used by investors who wish to receive regular distributions from their accounts. Upon commencement of the SWP, the account must have a current value of $10,000 or more in a Portfolio. Shareholders may elect to receive automatic cash pay-ments of $100 or more either monthly, every other month, quarterly, three times a year, semi-annually, or annually. Automatic withdrawals are normally proc-essed on the 25th day of the applicable month or, if such day is not a Business Day, on the next Business Day and are paid promptly thereafter. An investor may utilize the SWP by completing the SWP Application Form which may be obtained from PFPC.

Shareholders should realize that if withdrawals exceed income dividends their invested principal in the account will be depleted. To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to PFPC.

                                      37.

--------------------------------------------------------------------------------
HOW IS NET ASSET VALUE CALCULATED?
--------------------------------------------------------------------------------

Net asset value is calculated separately for Service Shares of each Portfolio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. East-ern Time) on each Business Day by dividing the value of all securities and other assets owned by a Portfolio (including, for the Index Equity Portfolio, all of its shares in the Index Master Portfolio) that are allocated to its Service Shares, less the liabilities charged to its Service Shares, by the num-ber of its Service Shares that are outstanding. The net asset value per share of the Index Master Portfolio is calculated as of the close of the NYSE by di-viding the total market value of its investments and other assets, less any li-abilities, by the total outstanding shares of the Index Master Portfolio.

Most securities held by a Portfolio are priced based on their market value as determined by reported sales prices, or the mean between bid and asked prices, that are provided by securities dealers or pricing services. Portfolio securi-ties which are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direc-tion of the Board of Trustees or, in the case of the Index Master Portfolio, The DFA Investment Trust Company's Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless a Portfolio's sub-adviser under the super-vision of the Board of Trustees determines such method does not represent fair value.

HOW FREQUENTLY ARE DIVIDENDS AND DISTRIBUTIONS MADE TO INVESTORS?
--------------------------------------------------------------------------------

Each Portfolio of the Fund will distribute substantially all of its net invest-ment income and net realized capital gains, if any, to shareholders. The net investment income of each Portfolio is declared quarterly as a dividend to in-vestors who are shareholders of the Portfolio at the close of business on the day of declaration. All dividends are paid not later than ten days after the end of each quarter. Any net realized capital gains (including net short-term capital gains) will be distributed by each Portfolio of the Fund at least annu-ally. The period for which dividends are payable and the time for payment are subject to change by the Fund's Board of Trustees.

Distributions are reinvested at net asset value in additional full and frac-tional Service Shares of the relevant Portfolio, unless a shareholder elects to receive distributions in cash. This election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to distribu-tions paid after its receipt by PFPC.

The Index Equity Portfolio seeks its investment objective by investing all of its investable assets in the Index Master Portfolio, and the Index Equity Port-folio is allocated its pro rata share of the ordinary income and expenses of the Index Master Portfolio. This net income, less the Index Equity Portfolio's expenses incurred in operations, is the Index Equity Portfolio's net investment income from which dividends are distributed as described above. The Index Mas-ter Portfolio also allocates to the Index Equity Portfolio its pro rata share of capital gains, if any, realized by the Index Master Portfolio.

                                      38.

--------------------------------------------------------------------------------
HOW ARE FUND DISTRIBUTIONS TAXED?
--------------------------------------------------------------------------------

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If a Portfolio qualifies, it generally will be relieved of Federal income tax on amounts dis-tributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are treated as a return of capital), whether the distributions are paid in cash or reinvested in additional shares.

Distributions paid out of a Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder holds shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Dividends paid by the Portfolios will be eligible for the dividends received deduction allowed to certain corporations only to the extent of the total qual-ifying dividends received by a Portfolio from domestic corporations for a tax-able year. Corporate shareholders will have to take into account the entire amount of any dividend received in making certain adjustments for Federal al-ternative minimum and environmental tax purposes. The dividends received deduc-tion is not available for capital gain distributions.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a speci-fied date in those months will be deemed to have been received by the share-holders on December 31 of such year, if the dividends are paid during the fol-lowing January.

An investor considering buying shares on or just before a dividend record date should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a shareholder upon the redemption, transfer or exchange of shares depending upon their tax basis and their price at the time of redemption, transfer or exchange.

Dividends and certain interest income earned by a Portfolio from foreign secu-rities may be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of a Portfolio's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Port-folio may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. It is possible that the Interna-tional Equity and International Emerging Markets Portfolios will make this election in certain years. If a Portfolio makes the election, the amount of such foreign taxes paid by the Portfolio will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and each shareholder will be entitled either (a) to credit a proportion-ate amount of such taxes against a shareholder's U.S. Federal income tax lia-bilities, or (b) if a shareholder itemizes deductions, to deduct such propor-tionate amounts from U.S. Federal taxable income.

The Index Master Portfolio is classified as a partnership for Federal income tax purposes. As such, the Index Master Portfolio will not be subject to Fed-eral income tax, and the Index Equity Portfolio will be allocated its propor-tionate share of the income and realized and unrealized gains and losses of the Index Master Portfolio.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolios. The application of state and local income taxes to investments in the Portfolios may differ from the Federal income tax consequences described above. In addition, shareholders who are non-resident alien individuals, for-eign trusts or estates, foreign corporations or foreign partnerships may be subject to different Federal income tax treatment. Future legislative or admin-istrative changes or court decisions may materially affect the tax consequences of investing in the Portfolios.

                                      39.

--------------------------------------------------------------------------------
HOW IS THE FUND ORGANIZED?
--------------------------------------------------------------------------------

The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. On January 12, 1996 the Fund changed its name from The PNC(R) Fund to Compass Capital Funds SM. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more clas-ses of shares. Pursuant to this authority, the Trustees have authorized the is-suance of an unlimited number of shares in thirty investment portfolios. Each Portfolio offers five separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, Investor B Shares and Investor C Shares. This pro-spectus relates only to Service Shares of the eleven Portfolios described here-in.

Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees and amounts payable under the Fund's Distribution and Service Plan. In addition, each class of Investor Shares is sold with different sales charges. Because of these "class expenses" and sales charges, the performance of a Portfolio's Institutional Shares is ex-pected to be higher than the performance of the Portfolio's Service Shares, and the performance of both the Institutional Shares and Service Shares of a Port-folio is expected to be higher than the performance of the Portfolio's three classes of Investor Shares. The performance of each class of Investor Shares may be different. The Fund offers various services and privileges in connection with its Investor Shares that are not generally offered in connection with its Institutional and Service Shares, including an automatic investment plan and an automatic withdrawal plan. For further information regarding the Fund's Insti-tutional or Investor Share classes, contact PFPC at (800) 441-7764 (Institu-tional Shares) or (800) 441-7762 (Investor Shares).

Each share of a Portfolio has a par value of $.001, represents an interest in that Portfolio and is entitled to the dividends and distributions earned on that Portfolio's assets that are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as required under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On November 30, 1996, PNC Bank held of record approximately 70% of the Fund's outstanding shares, as trustee on behalf of individual and institutional in-vestors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp.

MASTER-FEEDER STRUCTURE. The Index Equity Portfolio, unlike many other invest-ment companies which directly acquire and manage their own portfolio of securi-ties, seeks to achieve its investment objective by investing all of its investable assets in the Index Master Portfolio. The Index Equity Portfolio purchases shares of the Index Master Portfolio at net asset value. The net as-set value of the Index Equity Portfolio responds to increases and decreases in the value of the Index Master Portfolio's securities and to the expenses of the Index Master Portfolio allocable to the Index Equity Portfolio (as well as its own expenses). The Index Equity Portfolio may withdraw its investment in the Index Master Portfolio at any time upon 30 days notice to the Index Master Portfolio if the Board of Trustees of the Fund determines that it is in the best interests of the Index Equity Portfolio to do so. Upon withdrawal, the Board of Trustees would consider what action might be taken, including the in-vestment of all of the assets of the Index Equity Portfolio in another pooled investment entity having the same investment objective as the Index Equity Portfolio or the hiring of an investment adviser to manage the Index Equity Portfolio's assets in accordance with the investment policies described above with respect to the Index Equity Portfolio.

The Index Master Portfolio is a separate series of The DFA Investment Trust Company (the "Trust"), which is a business trust created under the laws of the State of Delaware. The Index Equity Portfolio and other institutional

                                      40.

--------------------------------------------------------------------------------
investors that may invest in the Index Master Portfolio from time to time (e.g. other investment companies) will each bear a share of all liabilities of the Index Master Portfolio. Under the Delaware Business Trust Act, shareholders of the Index Master Portfolio have the same limitation of personal liability as shareholders of a Delaware corporation. Accordingly, Fund management believes that neither the Index Equity Portfolio nor its shareholders will be adversely affected by reason of the Index Equity Portfolio's investing in the Index Mas-ter Portfolio.

The shares of the Index Master Portfolio are offered to institutional investors in private placements for the purpose of increasing the funds available for in-vestment and achieving economies of scale that might be available at higher as-set levels. The expenses of such other institutional investors and their re-turns may differ from those of the Index Equity Portfolio. While investment in the Index Master Portfolio by other institutional investors offers potential benefits to the Index Master Portfolio (and, indirectly, to the Index Equity Portfolio), economies of scale and related expense reductions might not be achieved. Also, if an institutional investor were to redeem its interest in the Index Master Portfolio, the remaining investors in the Index Master Portfolio could experience higher pro rata operating expenses and correspondingly lower returns. In addition, institutional investors that have a greater pro rata own-ership interest in the Index Master Portfolio than the Index Equity Portfolio could have effective voting control over the operation of the Index Master Portfolio.

Shares in the Index Master Portfolio have equal, non-cumulative voting rights, except as set forth below, with no preferences as to conversion, exchange, div-idends, redemption or any other feature. Shareholders of the Trust have the right to vote only (i) for removal of its trustees, (ii) with respect to such additional matters relating to the Trust as may be required by the applicable provisions of the 1940 Act and (iii) on such other matters as the trustees of the Trust may consider necessary or desirable. In addition, approval of the shareholders of the Trust is required to adopt any amendments to the Agreement and Declaration of Trust of the Trust which would adversely affect to a mate-rial degree the rights and preferences of the shares of the Index Master Port-folio or to increase or decrease their par value. The Index Master Portfolio's shareholders will also be asked to vote on any proposal to change a fundamental policy (i.e. a policy that may be changed only with the approval of sharehold-ers) of the Index Master Portfolio.

When the Index Equity Portfolio, as a shareholder of the Index Master Portfo-lio, votes on matters pertaining to the Index Master Portfolio, the Index Eq-uity Portfolio, if required under the 1940 Act or other applicable law, would hold a meeting of its shareholders and would cast its votes proportionately as instructed by Index Equity Portfolio shareholders. In such cases, shareholders of the Index Equity Portfolio, in effect, would have the same voting rights they would have as direct shareholders of the Index Master Portfolio.

The investment objective of the Index Master Portfolio may not be changed with-out approval of its shareholders. Shareholders of the Portfolio will receive written notice thirty days prior to the effective date of any change in the in-vestment objective of the Master Portfolio. If the Index Master Portfolio changes its investment objective in a manner which is inconsistent with the in-vestment objective of the Index Equity Portfolio and the Fund's Board of Trust-ees fails to approve a similar change in the investment objective of the Index Equity Portfolio, the Index Equity Portfolio would be forced to withdraw its investment in the Index Master Portfolio and either seek to invest its assets in another registered investment company with the same investment objective as the Index Equity Portfolio, which might not be possible, or retain an invest-ment adviser to manage the Index Equity Portfolio's assets in accordance with its own investment objective, possibly at increased cost. A withdrawal by the Index Equity Portfolio of its investment in the Index Master Portfolio could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Index Equity Portfolio. Should such a distribution occur, the Index Equity Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In ad-dition, a distribution in kind to the Index Equity Portfolio could result in a less diversified portfolio of investments and could adversely affect the li-quidity of the Portfolio.

The conversion of the Index Equity Portfolio into a feeder fund of the Index Master Portfolio was approved by shareholders of the Index Equity Portfolio at a meeting held on November 30, 1995. The policy of the Index

                                      41.

--------------------------------------------------------------------------------
Equity Portfolio, and other similar investment companies, to invest their investable assets in funds such as the Index Master Portfolio is a relatively recent development in the mutual fund industry and, consequently, there is a lack of substantial experience with the operation of this policy. There may also be other investment companies or entities through which you can invest in the Index Master Portfolio which may have different sales charges, fees and other expenses which may affect performance. As of the date of this Prospectus, one other feeder fund invests all of its investable assets in the Index Master Portfolio. For information about other funds that may invest in the Master In-dex Portfolio, please contact DFA at (310) 395-8005 or contact your broker.

                                      42.

--------------------------------------------------------------------------------
HOW IS PERFORMANCE CALCULATED?
--------------------------------------------------------------------------------

Performance information for Service Shares of the Portfolios may be quoted in advertisements and communications to shareholders. Total return will be calcu-lated on an average annual total return basis for various periods. Average an-nual total return reflects the average annual percentage change in value of an investment in Service Shares of a Portfolio over the measuring period. Total return may also be calculated on an aggregate total return basis. Aggregate to-tal return reflects the total percentage change in value over the measuring pe-riod. Both methods of calculating total return assume that dividend and capital gain distributions made by a Portfolio with respect to its Service Shares are reinvested in shares of the same class.

The yield of Service Shares of the Balanced Portfolio is computed by dividing the net income allocated to its Service Shares during a 30-day (or one month) period by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis.

The performance of a Portfolio's Service Shares may be compared to the perfor-mance of other mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Portfolio's Service Shares may be com-pared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service, and to the per-formance of the Dow Jones Industrial Average, the "stocks, bonds and inflation Index" published annually by Ibbotson Associates, the Lipper International Fund Index, the Lehman Government Corporate Bond Index and the Financial Times World Stock Index, as well as the benchmarks attached to this Prospectus. Performance information may also include evaluations of the Portfolios and their Service Shares published by nationally recognized ranking services, and information as reported in financial publications such as Business Week, Fortune, Institu-tional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

In addition to providing performance information that demonstrates the actual yield or return of Service Shares of a particular Portfolio, a Portfolio may provide other information demonstrating hypothetical investment returns. This information may include, but is not limited to, illustrating the compounding effects of dividends in a dividend reinvestment plan or the impact of tax-de-ferred investing.

Performance quotations for shares of a Portfolio represent past performance and should not be considered representative of future results. The investment re-turn and principal value of an investment in a Portfolio will fluctuate so that an investor's Service Shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for Service Shares of a Portfolio cannot necessarily be used to compare an invest-ment in such shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged by brokers or other institu-tions directly to their customer accounts in connection with investments in Service Shares will not be included in the Portfolio performance calculations.

                                      43.

--------------------------------------------------------------------------------

OTHER INFORMATION ON THE PERFORMANCE OF PNC EQUITY ADVISORS COMPANY

The tables below set forth performance information relating to the Small Cap Growth Equity Portfolio and a small cap growth equity account (the "Small Cap Account") that is also managed by PEAC for certain trust accounts and which has investment objectives, policies, strategies and risks substantially similar to those of the Small Cap Growth Equity Portfolio. The performance of the Small Cap Account has been restated to reflect certain expenses, as set forth in footnote 2 to the table.

The performance data for the Small Cap Account is included to provide investors with a longer performance record for PEAC in managing an account substantially similar to the Small Cap Growth Equity Portfolio as measured against the Rus-sell 2000 Growth Index. The Small Cap Account performance data does not repre-sent the past, present or future performance of the Small Cap Growth Equity Portfolio. Past performance is no guarantee of future results; investors should not consider this performance data as an indication of future performance of the Small Cap Growth Equity Portfolio or of PEAC. Share prices and investment returns will fluctuate reflecting market conditions and cash flows, as well as changes in company-specific fundamentals of portfolio securities. Consequently, investments in either the Small Cap Growth Equity Portfolio or the Small Cap Account may be worth more or less than their original cost at the time of re-demption. The performance presentation is not audited.

All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns also reflect the brokerage costs borne by the Small Cap Growth Equity Portfolio and the Small Cap Account for all periods presented. The use of a different methodology to calculate performance could result in different performance data.

The Small Cap Account was not subject to the same types of expenses and liquid-ity requirements to which the Small Cap Growth Equity Portfolio is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Small Cap Growth Equity Portfolio by the 1940 Act or Subchapter M of the Internal Revenue Code. Consequently, the performance re-sults for the Small Cap Account could have been adversely affected if the Small Cap Account had been regulated as an investment company under the federal secu-rities laws.

                   PEAC'S SMALL CAP GROWTH EQUITY PERFORMANCE

                          AVERAGE ANNUAL TOTAL RETURNS

                                 SMALL CAP GROWTH
           YEAR OR PERIODS            EQUITY       SMALL CAP     RUSSELL 2000
            ENDED 9/30/96         PORTFOLIO(/1/)  ACCOUNT(/2/) GROWTH INDEX(/3/)
           ---------------       ---------------- ------------ -----------------
      One Year..................      45.14%         47.29%          13.13%
      Three Years...............      27.71%         27.18%          12.73%
      Five Years................        N/A          30.01%          15.76%
      From Inception(/4/).......      29.16%         23.24%          10.07%(/5/)

--------
(1) Total return reflects the performance of Service Shares of the Small Cap Growth Equity Portfolio since the commencement of operations of the Port-folio rather than the date Service Shares in the Portfolio were intro-duced. Performance information for the Portfolio's Service Shares prior to their introduction date on 9/15/93 does not reflect shareholder servicing, shareholder processing and certain other expenses borne by Service Shares which, if reflected, would reduce the performance quoted for such period. Performance information presented for Service Shares of the Portfolio prior to their introduction is based upon historical expenses of the Portfolio's Institutional Shares which do not reflect the actual expenses that an investor would have incurred as a holder of Service Shares of the Portfolio. The performance quoted reflects fee waivers by the Portfolio's service providers. The Portfolio's performance would have been lower in the absence of such waivers.

(2) The performance has been restated to reflect a total expense ratio of 1.16%, which is the total expense ratio that Service Shares of the Small Cap Growth Equity Portfolio are expected to incur during the current fiscal year and which reflects an advisory fee of .54% of its average daily net assets. This expense ratio reflects voluntary fee waivers by the Portfo-lio's service providers which may be modified or terminated at any time. In restating the total returns of the Small Cap Account, these expenses were calculated on a quarterly basis for the periods presented. The calculation of these expenses on a more frequent basis would result in lower perfor-mance figures.


                                      44.

--------------------------------------------------------------------------------
(3) Total return data is presented for each period. The Russell 2000 Growth In-dex reflects the investment of income dividends and capital gain distribu-tions, if any, but does not reflect fees, brokerage commissions or other expenses of investing. The Russell 2000 Growth Index is an unmanaged secu-rities index, and an investment cannot be made directly in the Russell 2000 Growth Index. For more information on the Russell 2000 Growth Index, see the Appendix to this Prospectus.

(4) The Small Cap Growth Equity Portfolio and the Small Cap Account commenced investment operations on 9/14/93 and 8/1/87, respectively.

(5) Reflects the average annual total return of the Russell 2000 Growth Index from 8/1/87.

                                      45.

--------------------------------------------------------------------------------
HOW CAN I GET MORE INFORMATION?
--------------------------------------------------------------------------------

Below is a brief description of how investors can easily access information about the Compass Capital Funds.

 FUND INFORMATION          HOURS AVAILABLE           PHONE INFORMATION
 MUTUAL FUND SPECIALISTS   9 AM to 6 PM, E.S.T.      toll-free 888-4COMPASS
 Available to provide      Monday through Friday     toll-free 888-426-6727
 performance and market                              toll-free 800-388-8734
 trends.
 PORTFOLIO MANAGERS        9 AM to 6 PM, E.S.T.      toll-free 888-4COMPASS
 COMMENTARY                Monday through Friday     toll-free 888-426-6727
 (Audio recording updated                            toll-free 800-388-8734
 periodically)
 SHAREHOLDER SERVICES
 TELEPHONE ACCESS:         24 Hours, 7 days a week   toll-free 800-441-7764
 ACCOUNT SERVICE           8:30 to 5 PM, E.S.T.      toll-free 800-441-7764
 REPRESENTATIVES:          Monday through Friday
 Available to discuss
 account balance
 information, mutual fund
 prospectus, literature
 and discuss programs and
 services available.
 PURCHASES AND             8:30 to 5 PM, E.S.T.      toll-free 800-441-7764
 REDEMPTIONS               Monday through Friday
 WORLD WIDE WEB:
 Access general fund       24 Hours, 7 days a week   http://www.compassfunds.com
 information and specific
 fund performance.
 Request mutual fund
 prospectuses and
 literature. Forward
 mutual fund inquiries.
 E-MAIL:
 Request prospectuses and  24 Hours, 7 days a week   funds@compassfunds.com
 literature. Forward
 mutual fund inquiries.
 WRITTEN CORRESPONDENCE:   POST OFFICE BOX ADDRESS   STREET ADDRESS
                           Compass Capital Funds     Compass Capital Funds
                           c/o PFPC Inc.             c/o PFPC Inc.
                           P.O. Box 8907             400 Bellevue Parkway
                           Wilmington, DE 19899-8907 Wilmington, DE 19809

                                      46.

--------------------------------------------------------------------------------
                                    APPENDIX

    COMPASS CAPITAL       PERFORMANCE
       PORTFOLIO           BENCHMARK                         DESCRIPTION
Large Cap Value Equity   Russell 1000   An index composed of those Russell 1000 securities
                         Value Index    with less-than-average growth orientation.
                                        Securities in this index generally have low price-
                                        to-book and price-earnings ratios, higher dividend
                                        yields and lower forecasted growth values than more
                                        growth-oriented securities in the Russell 1000
                                        Growth Index.
Large Cap Growth Equity  Russell 1000   The Russell 1000 Growth Index contains those Russell
                         Growth Index   1000 securities with a greater-than-average growth
                                        orientation. Companies in this index tend to exhibit
                                        higher price-to-book and price-earnings ratios,
                                        lower dividend yields and higher forecasted growth
                                        values than the Russell 1000 Value Index.
Mid-Cap Value Equity     Russell Midcap The Russell Midcap Value Index consists of the
                         Value Index    bottom 800 securities of the Russell 1000 Index with
                                        less-than-average growth orientation as ranked by
                                        total market capitalization.
Mid-Cap Growth Equity    Russell Midcap The Russell Midcap Growth Index consists of the
                         Growth Index   bottom 800 securities of the Russell 1000 Index with
                                        greater-than-average growth orientation as ranked by
                                        total market capitalization.
Small Cap Value Equity   Russell 2000   The Russell 2000 Value Index contains those Russell
                         Value Index    2000 securities with a less-than-average growth
                                        orientation. Securities in this index generally have
                                        lower price-to-book and price-earnings ratios than
                                        those in the Russell 2000 Growth Index.
Small Cap Growth Equity  Russell 2000   An index composed of those Russell 2000 securities
                         Growth Index   with a greater-than-average growth orientation.
                                        Securities in this index generally have higher
                                        price-to-book and price-earnings ratios than those
                                        in the Russell 2000 Value Index.
International Equity     EAFE Index     An index composed of a sample of companies
                                        representative of the market structure of 20
                                        European and Pacific Basin countries. The Index is a
                                        market value-weighted average of the performance of
                                        over 900 securities listed on the stock exchanges of
                                        such countries.
International Emerging   MSCI Emerging  The Morgan Stanley Capital International (MSCI)
Markets                  Markets Free   Emerging Markets Free Index (EMF) is a market
                         Index          capitalization weighted index composed of companies
                                        representative of the market structure of 22
                                        Emerging Market countries in Europe, Latin America,
                                        Africa and the Pacific Basin. The MSCI EMF Index
                                        excludes closed markets and those shares in
                                        otherwise free markets which are not purchasable by
                                        foreigners.
Select Equity            S&P 500 Index  An unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock
                                        Exchange. The Index is heavily weighted toward
                                        stocks with large market capitalizations and
                                        represents approximately two-thirds of the total
                                        market value of all domestic common stocks.
Index Equity             S&P 500 Index  An unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock
                                        Exchange. The Index is heavily weighted toward
                                        stocks with large market capitalizations and
                                        represents approximately two-thirds of the total
                                        market value of all domestic common stocks.
Balanced                 S&P 500 Index  An unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock
                                        Exchange. The Index is heavily weighted toward
                                        stocks with large market capitalizations and
                                        represents approximately two-thirds of the total
                                        market value of all domestic common stocks.
                         Salomon Broad  An unmanaged index of 3500 bonds. The Broad
                         Investment     Investment Grade Index is market capitalization
                         Grade Index    weighted and includes Treasury, Government sponsored
                                        mortgages and investment grade fixed rate corporates
                                        with a maturity of 1 year or longer.

                                      47.

                                                          COMPASS CAPITAL FUNDS
THE COMPASS CAPITAL FUNDS

Compass Capital Funds is a leading mutual fund company currently managing in excess of $11 billion in 30 portfolios designed to fit a broad range of investment goals. Each portfolio is managed by recognized experts in equity, fixed income, international, and tax-free investing who adhere to a pure investment styleSM.

STOCK PORTFOLIOS
--------------------------------------------------------------------------------

    Large Cap Growth Equity             International Equity
    Large Cap Value Equity              International Emerging Markets
    Mid-Cap Growth Equity               Index Equity
    Mid-Cap Value Equity                Select Equity
    Small Cap Growth Equity
    Small Cap Value Equity

STOCK & BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Balanced

BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Low Duration Bond                   Government Income
    Intermediate Government Bond        Managed Income
    Intermediate Bond                   International Bond
    Core Bond

TAX-FREE BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Tax-Free Income                     New Jersey Tax-Free Income
    Pennsylvania Tax-Free Income        Ohio Tax-Free Income

MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------

    Money Market                        North Carolina Municipal Money Market
    U.S. Treasury Money Market          Ohio Municipal Money Market
    Municipal Money Market              Pennsylvania Municipal Money Market
    New Jersey Municipal Money Market   Virginia Municipal Money Market

                                                                January 1, 1997
--------------------------------------------------------------------------------
THE BOND PORTFOLIOS INVESTOR SHARES
--------------------------------------------------------------------------------

ASKING THE KEY
QUESTIONS

                                                                          PAGE
            What Are The Expenses Of The Portfolios?.....................   4
            What Are The Portfolios' Financial Highlights?...............   9
            What Are The Portfolios?.....................................  20
            What Are The Differences Among The Portfolios?...............  21
            What Types Of Securities Are In The Portfolios?..............  22
            What Are The Portfolios' Fundamental Investment
             Limitations?................................................  23
            What Additional Investment Policies And Risks Apply?.........  24
            Who Manages The Fund?........................................  34
            What Pricing Options Are Available To Investors?.............  38
            What Are The Key Considerations In Selecting A Pricing
             Option?.....................................................  40
            How Are Shares Purchased?....................................  41
            How Are Shares Redeemed?.....................................  42
            What Are The Shareholder Features Of The Fund?...............  44
            What Is The Schedule Of Sales Charges And Exemptions?........  46
            How Is Net Asset Value Calculated?...........................  51
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  51
            How Are Fund Distributions Taxed?............................  52
            How Is The Fund Organized?...................................  55
            How Is Performance Calculated?...............................  56
            How Can I Get More Information?..............................  58

              This Prospectus contains information about the Compass Capital bond Portfolios that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information dated January 1, 1997 has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information may be obtained free of charge from the Fund by calling (800) 441-7762. The Statement of Additional In-formation, as supplemented from time to time, is incorporated by reference into this Prospectus.

              SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DE-POSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIOS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT IN-VESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE STATE-SPECIFIC TAX-FREE PORTFOLIOS ARE INTENDED ONLY FOR RESIDENTS OF THE RESPECTIVE STATES INDICATED.

                                       2.

--------------------------------------------------------------------------------
THE BOND PORTFOLIOS OF COMPASS CAPITAL FUNDS
--------------------------------------------------------------------------------

               The COMPASS CAPITAL FUND family consists of 30 portfolios and has been structured to include many different investment styles across the spectrum of fixed income investments so that invest-ors may participate across multiple disciplines in order to seek their long-term financial goals.

               The Bond Portfolios of COMPASS CAPITAL FUNDS consist of eleven investment portfolios (the "Portfolios") that provide investors with a broad spectrum of investment alternatives within the fixed income sector. Seven of these Portfolios invest in tax-able bonds, and four of these Portfolios invest in tax-exempt bonds. A detailed description of each Portfolio begins on page 20.

               COMPASS           PERFORMANCE          LIPPER PEER GROUP
               PORTFOLIO         BENCHMARK
               CAPITAL


               LOW DURATION      Merrill 1-3          Short-Intermediate U.S.
                BOND              Year Treasury        Government
                (PREVIOUSLY       Index
                CALLED THE
                SHORT
                GOVERNMENT
                BOND
                PORTFOLIO)

               INTERMEDIATE      Lehman Brothers      Intermediate U.S.
                GOVERNMENT        Intermediate         Government
                BOND              Government

               INTERMEDIATE      Lehman Brothers        Intermediate
                BOND              Intermediate           Government/Corporate
                                  Government/Corporate

               CORE BOND         Lehman               Intermediate Investment
                                  Aggregate            Grade Debt

               MANAGED INCOME    Lehman               Corporate Debt A-Rated
                                  Aggregate

               INTERNATIONAL     Salomon Non-         International Income
                BOND              U.S. Hedged
                                  World
                                  Government
                                  Bond Index

               TAX-FREE          Lehman               General Municipal Debt
                INCOME            Municipal Bond
                                  Index

               PA TAX-FREE       Lehman Local GO      PA Municipal Debt
                INCOME            Index


               NJ TAX-FREE       Lehman Local GO      NJ Municipal Debt
                INCOME            Index


               OH TAX FREE       Lehman Local GO      OH Municipal Debt
                INCOME            Index


               This Prospectus has been crafted to provide detailed, accurate
UNDERSTANDING  and comprehensive information on the Compass Capital Portfo-
THE COMPASS    lios. We intend this document to be an effective tool as you
CAPITAL BOND   explore different directions in fixed income investing.
PORTFOLIOS

CONSIDERING    There can be no assurance that any mutual fund will achieve its
THE RISKS IN   investment objective. Some or all of the Portfolios may pur-
BOND           chase mortgage-related, asset-backed, foreign and illiquid se-
INVESTING      curities; enter into repurchase and reverse repurchase agree-
               ments and engage in leveraging techniques; lend portfolio secu-rities to third parties; and enter into futures contracts and options. Each of the Pennsylvania, New Jersey and Ohio Tax-Free
               Income Portfolios (the "State-Specific Tax-Free Portfolios") concentrates in the securities of issuers located in a particu-lar state, and is non-diversified, which means that its perfor-mance may be dependent upon the performance of a smaller number of securities than the other Portfolios, which are considered diversified. See "What Additional Investment Policies And Risks
               Apply?"

INVESTING IN   For information on how to purchase and redeem shares of the
THE COMPASS    Portfolios, see "How Are Shares Purchased" and "How Are Shares
CAPITAL        Redeemed?"
FUNDS

                                       3.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIOS?
--------------------------------------------------------------------------------

Below is a summary of the annual operating expenses incurred by Investor Shares of the Portfolios for the fiscal year ended September 30, 1996 as a percentage of average daily net assets. The figures shown for each Portfolio except the Low Duration Bond and Managed Income Portfolios have been restated to reflect current expenses and fee waivers. Because no Investor B or Investor C Shares of the Low Duration Bond, Intermediate Government Bond, Intermediate Bond and Man-aged Income Portfolios and no Investor C Shares of the Core Bond, Government Income, Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free In-come and Ohio Tax-Free Income Portfolios were outstanding during the fiscal year ended September 30, 1996, the figures shown for those share classes under "Other expenses" are estimates for the current fiscal year. An example based on the summary is also shown.

                                LOW                             INTERMEDIATE                        INTERMEDIATE
                           DURATION BOND                      GOVERNMENT BOND                           BOND
                             PORTFOLIO                           PORTFOLIO                           PORTFOLIO
                  INVESTOR A  INVESTOR B  INVESTOR C  INVESTOR A  INVESTOR B  INVESTOR C  INVESTOR A  INVESTOR B  INVESTOR C
SHAREHOLDER
 TRANSACTION
 EXPENSES
Maximum Front-
 End Sales
 Charge(/1/)
 (as a
 percentage of
 offering price)         3.0%       None        None         4.0%       None        None         4.0%       None        None
Maximum Deferred
 Sales
 Charge(/1/)(/2/)
 (as a
 percentage of
 offering price)        None         4.5%        1.0%       None         4.5%        1.0%       None         4.5%        1.0%
Sales Charge on
 Reinvested
 Dividends              None        None        None        None        None        None        None        None        None
ANNUAL PORTFOLIO
 OPERATING
 EXPENSES (AS A
 PERCENTAGE OF
 AVERAGE NET
 ASSETS)
Advisory fees
 (after fee
 waivers)(/3/)           .30%        .30%        .30%        .30%        .30%        .30%        .30%        .30%        .30%
12b-1
 fees(/3/)(/4/)          .00         .75         .75         .00         .75         .75         .00         .75         .75
Other operating
 expenses (after
 fee
 waivers)(/3/)           .72         .72         .72         .72         .72         .72         .72         .72         .72
                         ---         ---         ---         ---         ---         ---         ---         ---         ---
 Shareholder
  servicing fee    .25         .25         .25         .25         .25         .25         .25         .25         .25
 Shareholder
  processing fee   .15         .15         .15         .15         .15         .15         .15         .15         .15
 Other expenses    .32         .32         .32         .32         .32         .32         .32         .32         .32
                   ---         ---         ---         ---         ---         ---         ---         ---         ---
Total Portfolio
 operating
 expenses (after
 fee
 waivers)(/3/)          1.02%       1.77%       1.77%       1.02%       1.77%       1.77%       1.02%       1.77%       1.77%
                        ====        ====        ====        ====        ====        ====        ====        ====        ====

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"
(2) This amount applies to redemptions during the first year. The deferred sales charge for Investor B Shares decreases for redemptions made in subse-quent years. No deferred sales charge is charged after the sixth year on Investor B Shares or after the first year on Investor C Shares. See "What Is the Schedule of Sales Charges and Exemptions?"
(3) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .50% and administration fees would be .23% for each class of each Portfolio. PAMG and the Portfolios' administrators are under no obligation to waive fees or reimburse expenses, but have informed the Fund that they expect to waive fees and reimburse ex-penses during the remainder of the current fiscal year as necessary to maintain the Portfolios' total operating expenses at the levels set forth in the table. Without waivers, "Other operating expenses" would be: (i) .80%, .80% and .82%, respectively, for Investor A Shares; and (ii) .80%, .80% and .82% respectively, for Investor B Shares and Investor C Shares; and "Total Portfolio operating expenses" would be: (iii) 1.30%, 1.30% and 1.32%, respectively, for Investor A Shares; and (iv) 2.05%, 2.05% and 2.07%, respectively, for Investor B Shares and Investor C Shares. The Port-folios do not expect to incur 12b-1 fees in excess of .005% with respect to Investor A Shares (otherwise payable at the maximum rate of .10%) during the current fiscal year. See "What are the Portfolios' Financial High-lights?" for information about interest paid by the Portfolios in connec-tion with their investment activity.
(4) Investors with a long-term perspective may prefer Investor A Shares, as de-scribed under "What Are The Key Considerations In Selecting A Pricing Op-tion?" Long-term investors in Investor Shares may pay more than the eco-nomic equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers, Inc. ("NASD").

                                       4.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIOS? (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                      MANAGED
                             CORE BOND                       GOVERNMENT INCOME                         INCOME
                             PORTFOLIO                           PORTFOLIO                           PORTFOLIO
                  INVESTOR A  INVESTOR B  INVESTOR C  INVESTOR A  INVESTOR B  INVESTOR C  INVESTOR A  INVESTOR B  INVESTOR C
SHAREHOLDER
 TRANSACTION
 EXPENSES
Maximum Front-
 End Sales
 Charge(/1/)
 (as a
 percentage of
 offering price)        4.0%        None        None        4.5%        None        None        4.5%        None        None
Maximum Deferred
 Sales
 Charge(/1/)(/2/)
 (as a
 percentage of
 offering price)        None        4.5%        1.0%        None        4.5%        1.0%        None        4.5%        1.0%
Sales Charge on
 Reinvested
 Dividends              None        None        None        None        None        None        None        None        None
ANNUAL PORTFOLIO
 OPERATING
 EXPENSES (AS A
 PERCENTAGE OF
 AVERAGE NET
 ASSETS)
Advisory fees
 (after fee
 waivers)(/3/)           .30%        .30%        .30%        .30%        .30%        .30%        .35%        .35%        .35%
12b-1
 fees(/3/)(/4/)          .00         .75         .75         .00         .75         .75         .00         .75         .75
Other operating
 expenses (after
 fee
 waivers)(/3/)           .72         .72         .72         .72         .72         .72         .70         .70         .70
                         ---         ---         ---         ---         ---         ---         ---         ---         ---
 Shareholder
  servicing fee    .25         .25         .25         .25         .25         .25         .25         .25         .25
 Shareholder
  processing fee   .15         .15         .15         .15         .15         .15         .15         .15         .15
 Other expenses    .32         .32         .32         .32         .32         .32         .30         .30         .30
                   ---         ---         ---         ---         ---         ---         ---         ---         ---
Total Portfolio
 operating
 expenses (after
 fee
 waivers)(/3/)          1.02%       1.77%       1.77%       1.02%       1.77%       1.77%       1.05%       1.80%       1.80%
                        ====        ====        ====        ====        ====        ====        ====        ====        ====

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"
(2) This amount applies to redemptions during the first year. The deferred sales charge for Investor B Shares decreases for redemptions made in subse-quent years. No deferred sales charge is charged after the sixth year on Investor B Shares or after the first year on Investor C Shares. See "What Is the Schedule of Sales Charges and Exemptions?"
(3) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .50% and administration fees would be .23% for each class of each Portfolio. PAMG and the Portfolios' administrators are under no obligation to waive fees or reimburse expenses, but have informed the Fund that they expect to waive fees and reimburse ex-penses during the remainder of the current fiscal year as necessary to maintain the Portfolios' total operating expenses at the levels set forth in the table. Without waivers, "Other operating expenses" would be: (i) .81%, .94% and .75%, respectively, for Investor A Shares; and (ii) .81%, .94% and .75%, respectively, for Investor B Shares and Investor C Shares; and "Total Portfolio operating expenses" would be: (iii) 1.31%, 1.44% and 1.25%, respectively, for Investor A Shares; (iv) 2.06%, 2.19% and 2.00%, respectively, for Investor B Shares; and (v) 2.06%, 2.19% and 2.00%, re-spectively, for Investor C Shares. The Portfolios do not expect to incur 12b-1 fees in excess of .005% with respect to Investor A Shares (otherwise payable at the maximum rate of .10%) during the current fiscal year. See "What are the Portfolios' Financial Highlights?" for information about in-terest paid by the Portfolios in connection with their investment activity.
(4) Investors with a long-term perspective may prefer Investor A Shares, as de-scribed under "What Are The Key Considerations In Selecting A Pricing Op-tion?" Long-term investors in Investor Shares may pay more than the eco-nomic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.

                                       5.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIOS? (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                         PENNSYLVANIA
                              INTERNATIONAL BOND                    TAX-FREE INCOME                    TAX-FREE INCOME
                                   PORTFOLIO                           PORTFOLIO                          PORTFOLIO
                      INVESTOR A  INVESTOR B  INVESTOR C  INVESTOR A  INVESTOR B  INVESTOR C  INVESTOR A INVESTOR B  INVESTOR C
SHAREHOLDER
 TRANSACTION
 EXPENSES
Maximum Front-
 End Sales
 Charge(/1/)
 (as a
 percentage of
 offering price)             5.0%        None        None        4.0%        None        None       4.0%        None        None
Maximum Deferred
 Sales
 Charge(/1/)(/2/)
 (as a
 percentage of
 offering price)             None        4.5%        1.0%        None        4.5%        1.0%       None        4.5%        1.0%
Sales Charge on
 Reinvested
 Dividends                   None        None        None        None        None        None       None        None        None
ANNUAL PORTFOLIO
 OPERATING
 EXPENSES (AS A
 PERCENTAGE OF
 AVERAGE NET
 ASSETS)
Advisory fees
 (after fee
 waivers)(/3/)               .50%        .50%        .50%        .30%        .30%        .30%       .30%        .30%        .30%
12b-1
 fees(/3/)(/4/)              .00         .75         .75         .00         .75         .75        .00         .75         .75
Other operating
 expenses (after
 fee waivers and
 expense
 reimbursements)(/3/)        .95         .95         .95         .72         .72         .72        .67         .72         .72
                             ---         ---         ---         ---         ---         ---        ---         ---         ---
 Shareholder
  servicing fee        .25         .25         .25         .25         .25         .25         .25        .25         .25
 Shareholder
  processing fee       .15         .15         .15         .15         .15         .15         .15        .15         .15
 Other expenses        .55         .55         .55         .32         .32         .32         .27        .32         .32
                       ---         ---         ---         ---         ---         ---         ---        ---         ---
Total Portfolio
 operating
 expenses
 (after fee
 waivers and
 expense
 reimbursements)(/3/)       1.45%       2.20%       2.20%       1.02%       1.77%       1.77%       .97%       1.77%       1.77%
                            ====        ====        ====        ====        ====        ====        ===        ====        ====

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"
(2) This amount applies to redemptions during the first year. The deferred sales charge for Investor B Shares decreases for redemptions made in subse-quent years. No deferred sales charge is charged after the sixth year on Investor B Shares or after the first year on Investor C Shares. See "What Is the Schedule of Sales Charges and Exemptions?"
(3) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .55%, .50% and .50%, respec-tively, and administration fees would be .23% for each class of each Port-folio. In addition, the Expense Summary reflects reimbursements made to the Tax-Free Income Portfolio by the adviser. PAMG and the Portfolios' adminis-trators are under no obligation to waive fees or reimburse expenses, but have informed the Fund that they expect to waive fees and reimburse ex-penses during the remainder of the current fiscal year as necessary to maintain the Portfolios' total operating expenses at the levels set forth in the table. Without waivers, "Other operating expenses" would be: (i) 1.03%, .84% and .76%, respectively, for Investor A Shares; (ii) 1.03%, .84% and .81%, respectively, for Investor B Shares and Investor C Shares; and "Total Portfolio operating expenses" would be: (iv) 1.58%, 1.34% and 1.26%, respectively, for Investor A Shares; and (v) 2.33%, 2.09% and 2.06%, re-spectively, for Investor B Shares and Investor C Shares. The Portfolios do not expect to incur 12b-1 fees in excess of .005% with respect to Investor A Shares (otherwise payable at the maximum rate of .10%) during the current fiscal year.
(4) Investors with a long-term perspective may prefer Investor A Shares, as de-scribed under "What Are the Key Considerations in Selecting a Pricing Op-tion?" Long-term investors in Investor Shares may pay more than the eco-nomic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.

                                       6.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIOS? (CONTINUED)
--------------------------------------------------------------------------------

                                      NEW JERSEY                             OHIO
                                    TAX-FREE INCOME                     TAX-FREE INCOME
                                       PORTFOLIO                           PORTFOLIO
                          INVESTOR A  INVESTOR B  INVESTOR C  INVESTOR A  INVESTOR B  INVESTOR C
SHAREHOLDER TRANSACTION
 EXPENSES
Maximum Front-End Sales
 Charge(/1/)
 (as a percentage of
 offering price)                 4.0%        None        None        4.0%        None        None
Maximum Deferred Sales
 Charge(/1/)(/2/)
 (as a percentage of
 offering price)                 None        4.5%        1.0%        None        4.5%        1.0%
Sales Charge on
 Reinvested Dividends            None        None        None        None        None        None
ANNUAL PORTFOLIO
 OPERATING EXPENSES
 (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory Fees (after fee
 waivers)(/3/)                   .30%        .30%        .30%        .30%        .30%        .30%
12b-1 fees(/3/)(/4/)             .00         .75         .75         .00         .75         .75
Other operating expenses
 (after fee
 waivers)(/3/)                   .72         .72         .72         .72         .72         .72
                                 ---         ---         ---         ---         ---         ---
 Shareholder servicing
  fee                      .25         .25         .25         .25         .25         .25
 Shareholder processing
  fee                      .15         .15         .15         .15         .15         .15
 Other expenses            .32         .32         .32         .32         .32         .32
                           ---         ---         ---         ---         ---         ---
Total Portfolio
 operating expenses
 (after fee
 waivers)(/3/)                  1.02%       1.77%       1.77%       1.02%       1.77%       1.77%
                                ====        ====        ====        ====        ====        ====

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"
(2) This amount applies to redemptions during the first year. The deferred sales charge for Investor B Shares decreases for redemptions made in subse-quent years. No deferred sales charge is charged after the sixth year on Investor B Shares or after the first year on Investor C Shares. See "What Is the Schedule of Sales Charges and Exemptions?"
(3) "Other expenses" includes the administration fees payable by the portfo-lios. Without waivers, advisory fees would be .50% and administration fees would be .23% for each class of each Portfolio. PAMG and the Portfolios' administrators are under no obligation to waive fees or reimburse expenses, but have informed the Fund that they expect to waive fees and reimburse ex-penses during the remainder of the current fiscal year as necessary to maintain the Portfolios' total operating expenses at the levels set forth in the table. Without waivers, "Other operating expenses" would be: (i) .84% and .85%, respectively, for Investor A Shares and Investor B Shares; and (ii) .84% and .85% for Investor C Shares; and "Total Portfolio operat-ing expenses" would be: (iii) 1.34% and 1.35% for Investor A Shares; (iv) 2.09% and 2.10% for Investor B Shares; and (v) 2.09% and 2.10% for Investor C Shares. The Portfolios do not expect to incur 12b-1 fees in excess of .005% with respect to Investor A Shares (otherwise payable at the maximum rate of .10%) during the current fiscal year.
(4) Investors with a long-term perspective may prefer Investor A Shares, as de-scribed under "What Are The Key Considerations In Selecting A Pricing Op-tion?" Long-term investors in Investor Shares may pay more than the eco-nomic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.

                                       7.

--------------------------------------------------------------------------------
EXAMPLE

An investor in Investor Shares would pay the following expenses on a $1,000 in-vestment assuming (1) 5% annual return, (2) redemption at the end of each time period and (3) with respect to Investor B Shares only, no redemption at the end of each time period:

                                ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Low Duration Bond Portfolio
 A Shares*                        $40        $61        $ 85      $151
 B Shares (Redemption)**           63         93         119       179***
 B Shares (No Redemption)          18         56          96       179***
 C Shares                          18         56          96       208
Intermediate Government Bond
 Portfolio
 A Shares*                         50         71          94       160
 B Shares (Redemption)**           63         93         119       179***
 B Shares (No Redemption)          18         56          96       179***
 C Shares                          18         56          96       208
Intermediate Bond Portfolio
 A Shares*                         50         71          94       160
 B Shares (Redemption)**           63         93         119       179***
 B Shares (No Redemption)          18         56          96       179***
 C Shares                          18         56          96       208
Core Bond Portfolio
 A Shares*                         50         71          94       160
 B Shares (Redemption)**           63         93         119       179***
 B Shares (No Redemption)          18         56          96       179***
 C Shares                          18         56          96       208
Government Income Portfolio
 A Shares*                         55         76          99       164
 B Shares (Redemption)**           63         93         119       179***
 B Shares (No Redemption)          18         56          96       179***
 C Shares                          18         56          96       208
Managed Income Portfolio
 A Shares*                         55         77         100       167
 B Shares (Redemption)**           63         94         120       182***
 B Shares (No Redemption)          18         57          97       182***
 C Shares                          18         57          97       212
International Bond Portfolio
 A Shares*                         64         94         125       215
 B Shares (Redemption)**           67        106         140       234***
 B Shares (No Redemption)          22         69         118       234***
 C Shares                          22         69         118       253
Tax-Free Income Portfolio
 A Shares*                         50         71          94       160
 B Shares (Redemption)**           63         93         119       179***
 B Shares (No Redemption)          18         56          96       179***
 C Shares                          18         56          96       208
Pennsylvania Tax-Free Income
 Portfolio
 A Shares*                         50         70          91       154
 B Shares (Redemption)**           63         93         119       177***
 B Shares (No Redemption)          18         56          96       177***
 C Shares                          18         56          96       208
New Jersey Tax-Free Income
 Portfolio
 A Shares*                         50         71          94       160
 B Shares (Redemption)**           63         93         119       179***
 B Shares (No Redemption)          18         56          96       179***
 C Shares                          18         56          96       208
Ohio Tax-Free Income Portfolio
 A Shares*                         50         71          94       160
 B Shares (Redemption)**           63         93         119       179***
 B Shares (No Redemption)          18         56          96       179***
 C Shares                          18         56          96       208

 * Reflects the imposition of the maximum front-end sales charge at the begin-ning of the period.
 ** Reflects the deduction of the deferred sales charge.
*** Based on the conversion of the Investor B Shares to Investor A Shares after seven years.

The foregoing Tables and Example are intended to assist investors in under-standing the costs and expenses that an investor in the Portfolios will bear either directly or indirectly. They do not reflect any charges that may be im-posed by brokers or other institutions directly on their customer accounts in connection with investments in the Portfolios.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE IN-VESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                       8.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS' FINANCIAL HIGHLIGHTS?
--------------------------------------------------------------------------------

               The following financial information has been derived from the financial statements incorporated by reference into the State-ment of Additional Information and has been audited by the Portfolios' independent accountants. The financial statements of the Core Bond Portfolio and the Low Duration Bond Portfolio (formerly, the Short Government Bond Portfolio) for the year ended June 30, 1995 were audited by other auditors. Please re-fer to a revised auditor's report under "Other Information" which makes reference to the audits performed by those other auditors. This financial information should be read together with those financial statements. Further information about the performance of the Portfolios is available in the Fund's annual shareholder reports. Both the Statement of Additional Informa-tion and the annual shareholder reports may be obtained from the Fund free of charge by calling (800) 441-7762. During the periods shown, no Investor B or Investor C Shares of the Low Duration Bond, Intermediate Government Bond, Intermediate Bond and Managed Income Portfolios and no Investor C Shares of the Core Bond, Government Income, Tax-Free Income, Pennsylvania Tax-Free Income, New-Jersey Tax-Free Income and Ohio Tax-Free Income Portfolios were outstanding.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          LOW DURATION BOND PORTFOLIO+
                (FORMERLY, THE SHORT GOVERNMENT BOND PORTFOLIO)

                                                INVESTOR A SHARES
                                        APRIL 1, 1996      JANUARY 13, 1996/1/
                                           THROUGH               THROUGH
                                      SEPTEMBER 30, 1996     MARCH 31, 1996
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period        $ 9.79               $ 9.91
                                            ------               ------
 Net investment income                        0.25                 0.10
 Net realized and unrealized loss on
  investments                                (0.01)               (0.12)
                                            ------               ------
Net increase from investment
 operations                                   0.24                (0.02)
                                            ------               ------
Distributions from net investment
 income                                      (0.24)               (0.10)
Distributions from net realized
 capital gains                                  --                   --
                                            ------               ------
 Total dividends and distributions           (0.24)               (0.10)
                                            ------               ------
NET ASSET VALUE, END OF PERIOD              $ 9.79               $ 9.79
                                            ======               ======
Total investment return/3/                    2.46%               (0.15)%
RATIOS TO AVERAGE NET ASSETS:
Expenses                                      1.02%/2/,/4/         1.01%/2/,/4/
 Excluding waivers                            1.30%/2/             1.21%/2/
Net investment income
 Excluding waivers                            5.20%/2/             4.94%/2/
SUPPLEMENTAL DATA:
                                              4.92%/2/             4.74%/2/
PORTFOLIO TURNOVER                             228%                 185%
NET ASSETS, END OF PERIOD (IN
 THOUSANDS)                                 $  938               $  719

+This Portfolio commenced operations on July 17, 1992 as the Short Duration Portfolio, a separate investment portfolio (the "Predecessor Low Duration Bond Portfolio") of The BFM Institutional Trust Inc., which was organized as a Mary-land business corporation. On January 13, 1996, the assets and liabilities of the Predecessor Low Duration Bond Portfolio were transferred to this Portfolio, and were combined with the assets of a pre-existing portfolio of investments maintained by the Fund.
/1/Commencement of investment operations of share class.
/2/Annualized.
/3/Sales load not reflected in total return.
/4/Including interest expense, ratios would have been 1.12% for the year ended September 30, 1996 and 1.34% for the year ended March 31, 1996.

                                       9.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                                       INVESTOR A SHARES
                                                                             FOR THE
                                                                              PERIOD
                            YEAR        YEAR        YEAR         YEAR       5/11/92/1/
                            ENDED       ENDED       ENDED        ENDED       THROUGH
                           9/30/96     9/30/95     9/30/94      9/30/93      9/30/92
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $10.03      $ 9.64      $10.60       $10.46        $10.05
                           ------      ------      ------       ------        ------
Income from investment
 operations
 Net investment income       0.55        0.55        0.53         0.54          0.24
 Net gain (loss) on
  investments (both
  realized and
  unrealized)               (0.13)       0.39       (0.87)        0.16          0.41
                           ------      ------      ------       ------        ------
 Total from investment
  operations                 0.42        0.94       (0.34)        0.70          0.65
                           ------      ------      ------       ------        ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income         (0.53)      (0.55)      (0.52)       (0.54)        (0.24)
 Distributions from net
  realized capital gains      - -         - -       (0.10)       (0.02)          - -
                           ------      ------      ------       ------        ------
 Total distributions        (0.53)      (0.55)      (0.62)       (0.56)        (0.24)
                           ------      ------      ------       ------        ------
NET ASSET VALUE AT END OF
 PERIOD                    $ 9.92      $10.03      $ 9.64       $10.60        $10.46
                           ======      ======      ======       ======        ======
Total return                 4.36%/3/    9.98%/3/   (3.36)%/3/    6.84%/3/      6.64%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $5,903      $9,802      $8,508       $7,666        $1,484
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                0.95%/4/    0.70%/4/    0.65%        0.76%         0.80%/2/
 Before
  advisory/administration
  fee waivers                1.25%       1.07%       1.05%        0.84%         0.80%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                5.64%       5.67%       5.24%        5.19%         5.28%/2/
 Before
  advisory/administration
  fee waivers                5.35%       5.30%       4.84%        5.11%         5.28%/2/
PORTFOLIO TURNOVER RATE       580%        247%          9%          80%           38%

/1/Commencement of operations of share class.
/2/Annualized.
/3/Sales load not reflected in total return.
/4/Including interest expense, ratios would have been 1.14% for the year ended September 30, 1996 and 0.70% for the year ended September 30, 1995.

                                      10.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          INTERMEDIATE BOND PORTFOLIO

                                                 INVESTOR A SHARES
                                                                     FOR THE
                                                                      PERIOD
                                              YEAR       YEAR       5/20/94/1/
                                              ENDED      ENDED       THROUGH
                                             9/30/96    9/30/95      9/30/94
NET ASSET VALUE AT BEGINNING OF PERIOD        $9.43     $ 9.05        $ 9.23
                                              -----     ------        ------
Income from investment operations
 Net investment income                         0.52       0.54          0.20
 Net gain (loss) on investments (both
  realized and unrealized)                    (0.09)      0.38         (0.17)
                                              -----     ------        ------
 Total from investment operations              0.43       0.92          0.03
                                              -----     ------        ------
LESS DISTRIBUTIONS
 Distributions from net investment income     (0.51)     (0.54)        (0.21)
 Distributions from net realized capital
  gains                                       (0.03)       - -           - -
                                              -----     ------        ------
 Total distributions                          (0.54)     (0.54)        (0.21)
                                              -----     ------        ------
NET ASSET VALUE AT END OF PERIOD              $9.32     $ 9.43        $ 9.05
                                              =====     ======        ======
Total return                                   4.74%/3/  10.35%/3/      0.31%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)   $9.35     $  647        $   87
 Ratios of expenses to average net assets
 After advisory/administration fee waivers     0.97%/4/   0.76%/4/      0.85%/2/
 Before advisory/administration fee waivers    1.27%      1.19%         1.28%/2/
 Ratios of net investment income to average
  net assets
 After advisory/administration fee waivers     5.83%      5.89%         5.35%/2/
 Before advisory/administration fee waivers    5.53%      5.55%         4.92%/2/
PORTFOLIO TURNOVER RATE                         670%       262%           92%

/1/Commencement of operations of share class.
/2/Annualized.
/3/Sales load not reflected in total return.
/4/Including interest expense, ratios would have been 1.27% for the year ended September 30, 1996 and 0.84% for the year ended September 30, 1995.

                                      11.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INVESTOR A OR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                              CORE BOND PORTFOLIO+

                              INVESTOR A SHARES        INVESTOR B SHARES
                              FOR THE      FOR THE     FOR THE      FOR THE
                              PERIOD        PERIOD     PERIOD        PERIOD
                              4/1/96      1/31/96/1/   4/1/96      3/18/96/1/
                              THROUGH      THROUGH     THROUGH      THROUGH
                              9/30/96      3/31/96     9/30/96      3/31/96
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning
 of period                    $ 9.61        $ 9.99     $ 9.61        $ 9.58
                              ------        ------     ------        ------
 Net investment income          0.28          0.08       0.26          0.01
 Net realized and unrealized
  gains on investments         (0.06)        (0.38)     (0.07)         0.03
                              ------        ------     ------        ------
Net (decrease) increase from
 investment operations          0.22         (0.30)      0.19          0.04
                              ------        ------     ------        ------
Dividends from net
 investment income             (0.28)        (0.08)     (0.25)        (0.01)
Distributions from net
 realized capital gains          - -           - -        - -           - -
 Total dividends and
  distributions                (0.28)        (0.08)       - -           - -
                              ------        ------     ------        ------
NET ASSET VALUE, END OF
 PERIOD                       $ 9.55        $ 9.61     $ 9.55         $9.61
                              ======        ======     ======        ======
Total investment return/3/      2.36%        (2.96)%     1.98%         0.33%
RATIOS TO AVERAGE NET
 ASSETS:
Expenses/2/                     1.02%/4/      1.02%/4/   1.72%/4/      1.77%/4/
Excluding waivers/2/            1.31%         1.27%      2.01%         2.02%
Net investment income/2/        6.29%         5.43%      5.68%         4.71%
Excluding waivers/2/            6.00%         5.19%      5.39%         4.46%
SUPPLEMENTAL DATA:
Portfolio turnover               308%          723%       308%          723%
Net assets, end of period
 (in thousands)               $  320        $   80     $1,497        $   77

+ This Portfolio commenced operations on December 9, 1992 as the Core Fixed In-come Portfolio, a separate investment portfolio (the "Predecessor Core Bond Portfolio") of The BFM Institutional Trust Inc., which was organized as a Maryland business corporation. On January 13, 1996, the assets and liabili-ties of the Predecessor Core Bond Portfolio were transferred to this Portfo-lio, which had no prior operating history.
/1/Commencement of investment operations of share class.
/2/Annualized.
/3/Neither front-end sales load nor contingent deferred sales load is reflected in total return.
/4/Including interest expense, ratios for the Investor A and Investor B Classes would have been 1.27% and 2.00%, respectively, for the period ended September 30, 1996, and 1.11% and 1.86% for the period ended March 31, 1996. For the periods prior to March 31, 1996, interest income was presented net of inter-est expense.

                                      12.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INVESTOR A OR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          GOVERNMENT INCOME PORTFOLIO

                            INVESTOR A SHARES              INVESTOR B SHARES
                                         FOR THE                        FOR THE
                                         PERIOD                         PERIOD
                            YEAR       10/03/94/1/         YEAR       10/03/94/1/
                            ENDED        THROUGH           ENDED        THROUGH
                           9/30/96       9/30/95          9/30/96       9/30/95
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $10.68        $10.00            $10.68       $ 10.00
                           ------        ------           -------       -------
Income from investment
 operations
 Net investment income       0.68          0.55              0.60          0.50
 Net gain (loss) on
  investments (both
  realized and
  unrealized)               (0.22)         0.68             (0.21)         0.68
                           ------        ------           -------       -------
 Total from investment
  operations                 0.46          1.23              0.39          1.18
                           ------        ------           -------       -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income         (0.66)        (0.55)            (0.59)        (0.50)
 Distribution in excess
  of net investment
  income
 Distributions from net
  realized capital gains    (0.28)          - -             (0.28)          - -
 Distributions in excess
  of net realized gains       - -           - -               - -           - -
                           ------        ------           -------       -------
 Total distributions        (0.94)        (0.55)            (0.87)        (0.50)
                           ------        ------           -------       -------
NET ASSET VALUE AT END OF
 PERIOD                    $10.20        $10.68            $10.20       $ 10.68
                           ======        ======           =======       =======
Total return                 4.43%/3/     14.27%/3/          3.68%/3/     13.52%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $3,651        $2,990           $11,119       $10,188
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                0.91%/4/      0.37%/2/, /4/     1.64%/4/      1.05%/2/, /4/
 Before
  advisory/administration
  fee waivers                1.67%         1.81%/2/          2.40%         2.50%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                8.59%         6.89%/2/          7.81%         6.17%/2/
 Before
  advisory/administration
  fee waivers                7.83%         5.44%/2/          7.05%         4.72%/2/
PORTFOLIO TURNOVER RATE       434%          258%              434%          258%

/1/Commencement of operations of share class.
/2/Annualized.
/3/Neither front-end sales load nor contingent deferred sales load is reflected in total return.
/4/Including interest expense, ratios for the Investor A and Investor B Shares would have been 2.96% and 3.69%, respectively, for the year ended September 30, 1996, and 0.92% and 1.60%, respectively, for the period ended September 30, 1995.

                                      13.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                            MANAGED INCOME PORTFOLIO

                                       INVESTOR A SHARES
                                                                             FOR THE
                                                                              PERIOD
                            YEAR        YEAR        YEAR         YEAR       2/05/92/1/
                            ENDED       ENDED       ENDED        ENDED       THROUGH
                           9/30/96     9/30/95     9/30/94      9/30/93      9/30/92
NET ASSET VALUE AT
 BEGINNING OF PERIOD        $10.38     $  9.79     $ 11.18      $10.74        $10.40
                           -------     -------     -------      ------        ------
Income from investment
 operations
 Net investment income        0.59        0.60        0.57        0.66          0.46
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                (0.20)       0.60       (1.19)       0.57          0.34
                           -------     -------     -------      ------        ------
 Total from investment
  operations                  0.39        1.20       (0.62)       1.23          0.80
                           -------     -------     -------      ------        ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income          (0.58)      (0.60)      (0.60)      (0.66)        (0.46)
 Distribution in excess
  of net investment
  income                       - -       (0.01)      (0.02)        - -           - -
 Distributions from net
  realized capital gains     (0.10)        - -       (0.14)      (0.13)          - -
 Distributions in excess
  of net realized gains        - -         - -       (0.01)        - -           - -
                           -------     -------     -------      ------        ------
 Total distributions         (0.68)      (0.61)      (0.77)      (0.79)        (0.46)
                           -------     -------     -------      ------        ------
NET ASSET VALUE AT END OF
 PERIOD                    $ 10.09     $ 10.38     $  9.79      $11.18        $10.74
                           =======     =======     =======      ======        ======
Total return                  3.83%/3/   12.74%/3/   (5.76)%/3/  12.13%/3/      7.86%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $11,193     $11,977     $10,921      $7,252        $1,417
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 1.05%       1.05%       1.00%       0.84%         0.80%/2/
 Before
  advisory/administration
  fee waivers                 1.29%       1.25%       1.22%       0.88%         0.80%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                 5.67%       5.96%       5.66%       6.09%         6.28%/2/
 Before
  advisory/administration
  fee waivers                 5.44%       5.76%       5.44%       6.05%         6.28%/2/
PORTFOLIO TURNOVER RATE        638%        203%         61%         72%           56%

/1/Commencement of operations of share class.
/2/Annualized.
/3/Sales load not reflected in total return.

                                      14.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INVESTOR A, B OR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         INTERNATIONAL BOND PORTFOLIO+

                           INVESTOR A SHARES INVESTOR B SHARES INVESTOR C SHARES
                                FOR THE           FOR THE           FOR THE
                                PERIOD            PERIOD            PERIOD
                              4/22/96/1/        4/19/96/1/        9/11/96/1/
                                THROUGH           THROUGH           THROUGH
                                9/30/96           9/30/96           9/30/96
NET ASSET VALUE AT
 BEGINNING OF PERIOD            $11.37            $11.36            $11.58
                                ------            ------            ------
Income from investment
 operations
 Net investment income            0.26              0.22              0.02
 Net (loss) gain on
  investments (both
  realized and
  unrealized)                     0.32              0.33              0.12
                                ------            ------            ------
  Total from investment
   operations                     0.58              0.55              0.14
                                ------            ------            ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income              (0.24)            (0.20)            (0.01)
 Distributions from net
  realized capital gains           - -               - -               - -
 In Excess of Net
  Realized Gains                   - -               - -               - -
                                ------            ------            ------
  Total distributions            (0.24)            (0.20)            (0.01)
                                ------            ------            ------
NET ASSET VALUE AT END OF
 PERIOD                         $11.71            $11.71            $11.71
                                ======            ======            ======
Total return/3/                   5.13%             4.90%             1.24%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)         $  176            $  136            $   19
 Ratios of expenses to
  average net assets              1.45%/2/          2.09%/2/          1.53%/2/
 Excluding waivers                1.86%/2/          2.49%/2/          1.93%/2/
 Ratios of net investment
  income to average net
  assets                          5.29%/2/          4.61%/2/          2.79%/2/
 Excluding waivers                4.88%/2/          4.21%/2/          2.38%/2/
PORTFOLIO TURNOVER RATE            108%              108%              108%

+ This Portfolio commenced operations on July 1, 1991 as the Compass Interna-tional Fixed Income Fund, a separate investment portfolio (the "Predecessor International Bond Portfolio") of Compass Capital Group, which was organized as a Massachusetts business trust. The assets and liabilities of the Prede-cessor International Bond Portfolio were transferred to this Portfolio, which had no prior operating history, on February 13, 1996. For the periods pre-sented, this Portfolio received Sub-advisory services from another company that was unaffiliated with PAMG and BlackRock.
/1/Commencement of operations of share class.
/2/Annualized.
/3/Neither front-end sales load nor contingent deferred sales load is reflected in total return.

                                      15.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INVESTOR A OR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           TAX-FREE INCOME PORTFOLIO

                                                                                                                 INVESTOR B
                                               INVESTOR A SHARES                                                   SHARES
                                                                                                     FOR THE      FOR THE
                                                                                                      PERIOD       PERIOD
                            YEAR        YEAR        YEAR         YEAR        YEAR        YEAR       5/14/90/1/   7/18/96/1/
                            ENDED       ENDED       ENDED        ENDED       ENDED       ENDED       THROUGH      THROUGH
                           9/30/96     9/30/95     9/30/94      9/30/93     9/30/92     9/30/91      9/30/90      9/30/96
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $10.61      $10.04      $11.31       $10.60      $10.33      $ 9.91        $10.00      $ 10.74
                           ------      ------      ------       ------      ------      ------        ------      -------
Income from investment
 operations
 Net investment income       0.45        0.48        0.48         0.55        0.58        0.64          0.25         0.08
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                0.21        0.59       (0.93)        0.83        0.49        0.46         (0.11)        0.10
                           ------      ------      ------       ------      ------      ------        ------      -------
 Total from investment
  operations                 0.66        1.07       (0.45)        1.38        1.07        1.10          0.14         0.18
                           ------      ------      ------       ------      ------      ------        ------      -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income         (0.43)      (0.48)      (0.48)       (0.55)      (0.59)      (0.66)        (0.23)       (0.08)
 Distributions from net
  realized capital gains      - -       (0.02)      (0.34)       (0.12)      (0.21)      (0.02)          - -          - -
                           ------      ------      ------       ------      ------      ------        ------      -------
 Total distributions        (0.43)      (0.50)      (0.82)       (0.67)      (0.80)      (0.68)        (0.23)       (0.08)
                           ------      ------      ------       ------      ------      ------        ------      -------
NET ASSET VALUE AT END OF
 PERIOD                    $10.84      $10.61      $10.04       $11.31      $10.60      $10.33        $ 9.91      $ 10.84
                           ======      ======      ======       ======      ======      ======        ======      =======
Total return                 6.94%/3/   10.99%/3/   (4.19)%/3/   13.48%/3/   10.67%/3/   11.40%/3/      1.40%/3/     1.72%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $4,873      $6,591      $6,972       $7,831      $7,349      $3,510        $4,044      $    10
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                1.04%       1.00%       0.95%        0.57%       0.53%       1.00%         1.00%/2/     1.65%/2/
 Before
  advisory/administration
  fee waivers                1.37%       1.78%       2.18%        1.36%       1.67%       1.89%         1.70%/2/     1.98%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                4.67%       4.74%       4.53%        5.06%       5.56%       6.23%         6.56%/2/     3.84%/2/
 Before
  advisory/administration
  fee waivers                4.35%       3.96%       3.30%        4.27%       4.42%       5.34%         5.86%/2/     3.51%/2/
PORTFOLIO TURNOVER RATE       268%         92%         40%          71%         38%         95%           18%         268%

/1/Commencement of operations of share class.
/2/Annualized.
/3/Neither front-end sales load nor contingent deferred sales load is reflected in total return.

                                      16.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INVESTOR A OR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

                                   INVESTOR A SHARES                           INVESTOR B SHARES
                                                                 FOR THE                    FOR THE
                                                                  PERIOD                    PERIOD
                            YEAR        YEAR        YEAR        12/1/92/1/     YEAR       10/03/94/1/
                            ENDED       ENDED       ENDED        THROUGH       ENDED        THROUGH
                           9/30/96     9/30/95     9/30/94       9/30/93      9/30/96       9/30/95
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $ 10.33     $  9.82     $ 10.70       $ 10.00      $10.33        $ 9.82
                           -------     -------     -------       -------      ------        ------
Income from investment
 operations
 Net investment income        0.48        0.48        0.52          0.42        0.40          0.42
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                 0.11        0.51       (0.85)         0.73        0.11          0.51
                           -------     -------     -------       -------      ------        ------
 Total from investment
  operations                  0.59        0.99       (0.33)         1.15        0.51          0.93
                           -------     -------     -------       -------      ------        ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income          (0.48)      (0.48)      (0.52)        (0.42)      (0.40)        (0.42)
 Distributions from net
  realized capital gains       - -         - -       (0.03)        (0.03)        - -           - -
                           -------     -------     -------       -------      ------        ------
 Total distributions         (0.48)      (0.48)      (0.55)        (0.45)      (0.40)        (0.42)
                           -------     -------     -------       -------      ------        ------
NET ASSET VALUE AT END OF
 PERIOD                    $ 10.44     $ 10.33     $  9.82       $ 10.70      $10.44        $10.33
                           =======     =======     =======       =======      ======        ======
Total return                  5.81%/3/   10.30%/3/   (3.06)%/3/    11.69%/3/   15.23%/3/      9.69%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $38,031     $42,775     $46,563       $35,934      $7,974        $4,008
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 1.00%       0.98%       0.41%         0.07%/2/    1.74%         1.57%/2/
 Before
  advisory/administration
  fee waivers                 1.30%       1.30%       1.01%         0.95%/2/    2.03%         1.89%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                 4.58%       4.88%       5.06%         5.19%/2/    3.81%         4.07%/2/
 Before
  advisory/administration
  fee waivers                 4.29%       4.56%       4.46%         4.31%/2/    3.51%         3.75%/2/
PORTFOLIO TURNOVER RATE        119%         66%         30%           40%        119%           66%

/1/Commencement of operations of share class.
/2/Annualized.
/3/Neither front-end sales load nor contingent deferred sales load is reflected in total return.

                                      17.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INVESTOR A OR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     NEW JERSEY TAX-FREE INCOME PORTFOLIO+

                                    INVESTOR A SHARES        INVESTOR B SHARES
                                    FOR THE      FOR THE          FOR THE
                                    PERIOD        PERIOD          PERIOD
                                    2/1/96      1/26/96/1/       7/2/96/1/
                                    THROUGH      THROUGH          THROUGH
                                    9/30/96      1/31/96          9/30/96
NET ASSET VALUE AT BEGINNING OF
 PERIOD                             $11.61        $11.54          $11.15
                                    ------        ------          ------
Income from investment operations
 Net investment income                0.34           - -            0.09
 Net (loss) gain on investments
  (both realized and unrealized)     (0.34)         0.07            0.12
                                    ------        ------          ------
 Total from investment operations     0.00          0.07            0.21
                                    ------        ------          ------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                             (0.34)          - -           (0.09)
 Distributions from net realized
  capital gains                        - -           - -             - -
                                    ------        ------          ------
 Total distributions                 (0.34)          - -           (0.09)
                                    ------        ------          ------
NET ASSET VALUE AT END OF PERIOD    $11.27        $11.61          $11.27
                                    ======        ======          ======
Total return/3/                      (0.01)%        0.63%           2.04%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                        $  894        $   14          $   30
 Ratios of expenses to average net
  assets                              1.01%/2/      1.02%/2/        1.74%/2/
 Excluding waivers                    1.33%/2/      1.36%/2/        2.06%/2/
 Ratios of net investment income to
  average net assets                  4.29%/2/      2.79%/2/        3.48%/2/
 Excluding waivers                    3.98%/2/      2.45%/2/        3.16%/2/
PORTFOLIO TURNOVER RATE                109%           26%            109%

+ This Portfolio commenced operations on July 1, 1991 as the New Jersey Munici-pal Bond Fund, a separate investment portfolio (the "Predecessor New Jersey Tax-Free Income Portfolio") of Compass Capital Group, which was organized as a Massachusetts business trust. On January 13, 1996, the assets and liabili-ties of the Predecessor New Jersey Tax-Free Income Portfolio were transferred to this Portfolio, which had no prior operating history.
/1/Commencement of operations of share class.
/2/Annualized.
/3/Neither front-end sales load nor contingent deferred sales load is reflected in total return.

                                      18.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INVESTOR A OR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         OHIO TAX-FREE INCOME PORTFOLIO

                                   INVESTOR A SHARES                 INVESTOR B SHARES
                                                        FOR THE                FOR THE
                                                         PERIOD                PERIOD
                            YEAR     YEAR     YEAR     12/1/92/1/    YEAR    10/13/94/1/
                            ENDED    ENDED    ENDED     THROUGH      ENDED     THROUGH
                           9/30/96  9/30/95  9/30/94    9/30/93     9/30/96    9/30/95
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $10.05   $ 9.60   $10.53      $10.00     $10.05     $ 9.58
                           ------   ------   ------      ------     ------     ------
Income from investment
 operations
 Net investment income       0.46     0.52     0.53        0.36       0.38       0.42
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                0.10     0.45    (0.91)       0.53       0.10       0.47
                           ------   ------   ------      ------     ------     ------
 Total from investment
  operations                 0.56     0.97    (0.38)       0.89       0.48       0.89
                           ------   ------   ------      ------     ------     ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income         (0.46)   (0.52)   (0.53)      (0.36)     (0.38)     (0.42)
 Distributions from net
  realized capital gains      - -      - -    (0.02)        - -        - -        - -
                           ------   ------   ------      ------     ------     ------
 Total distributions        (0.46)   (0.52)   (0.55)      (0.36)     (0.38)     (0.42)
                           ------   ------   ------      ------     ------     ------
NET ASSET VALUE AT END OF
 PERIOD                    $10.15   $10.05   $ 9.60      $10.53     $10.15     $10.05
                           ======   ======   ======      ======     ======     ======
Total return/3/              5.66%   10.46%   (3.75)%      9.10%      4.78%      9.33%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $2,833   $3,303   $3,825      $2,386     $  161     $  106
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                0.91%    0.38%    0.10%       0.07%/2/   1.66%      1.17%/2/
 Before
  advisory/administration
  fee waivers                1.50%    1.45%    1.49%       2.58%/2/   2.26%      2.25%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                4.57%    5.42%    5.18%       4.90%/2/   3.80%      4.48%/2/
 Before
  advisory/administration
  fee waivers                3.98%    4.35%    3.79%       2.39%/2/   3.21%      3.41%/2/
PORTFOLIO TURNOVER RATE       136%      63%      61%         36%       136%        63%

/1/Commencement of operations of share class.
/2/Annualized.
/3/Neither front-end sales load nor contingent deferred sales load is reflected in total return.

                                      19.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS?
--------------------------------------------------------------------------------

                  The COMPASS CAPITAL FUND family consists of 30 portfolios and has been structured to include many different investment styles across the spectrum of fixed income investments so that investors may participate across multiple disciplines in order to seek their long-term financial goals.

                  The Bond Portfolios of COMPASS CAPITAL FUNDS consist of eleven investment portfolios that provide investors with a broad spectrum of investment alternatives within the fixed income sector. Seven of these Portfolios invest solely in taxable bonds and four of these Portfolios invest in tax-ex-empt bonds.

                  In certain investment cycles and over certain holding peri-ods, a fund that invests in any one of these styles may per-form above or below the market. An investment program that combines these multiple disciplines allows investors to se-lect from among these various product options in the way that most closely fits the individual's investment goals and sen-timents.

                     PORTFOLIO                    INVESTMENT OBJECTIVE
            Low Duration Bond            To realize a rate of return that
                                         exceeds the total return of the
                                         Merrill Lynch 1-3 year Treasury Index.
            Intermediate Government      To seek current income consistent with
            Bond, Intermediate Bond,     the preservation of capital.
            Government Income, Managed
            Income and International
            Bond
            Core Bond                    To realize a total rate of return that
                                         exceeds the total return of the Lehman
                                         Brothers Aggregate Index.
            Tax-Free Income,             To seek as high a level of current
            Pennsylvania Tax-Free        income exempt from Federal income tax
            Income, New Jersey Tax-Free  and, to the extent possible for each
            Income and Ohio Tax-Free     State-Specific Tax-Free Portfolio,
            Income                       income tax of the specific state in
                                         which the Portfolio concentrates, as
                                         is consistent with preservation of
                                         capital.

                                      20.

--------------------------------------------------------------------------------
WHAT ARE THE DIFFERENCES AMONG THE PORTFOLIOS?
--------------------------------------------------------------------------------

PORTFOLIO CHARACTERISTICS:

                                              DOLLAR-
                                             WEIGHTED
                                              AVERAGE                                MIN
                      PERFORMANCE            MATURITY          CREDIT QUALITY      CREDIT
  PORTFOLIO            BENCHMARK*         (APPROXIMATE)**      CONCENTRATION       QUALITY
Low Duration   Merrill 1-3 Year Treasury     3-5 Years          Gov't/Agency         AAA
 Bond                    Index
Intermediate        Lehman Brothers         5-10 Years          Gov't/Agency         AAA
 Gov't Bond        Intermediate Gov't
Intermediate        Lehman Brothers         5-10 Years        Investment Grade       BBB
 Bond           Intermediate Gov't/Corp                           Spectrum
Core Bond           Lehman Aggregate        5-10 Years        Investment Grade       BBB
                                                                  Spectrum
Gov't Income        Lehman Mortgage/        10-15 Years         Gov't/Agency         AAA
                    10 Year Treasury
Managed             Lehman Aggregate        5-10 Years        Investment Grade       BBB
 Income                                                           Spectrum
International   Salomon Non-U.S. Hedged     5-15 Years            AA, AAA,           BBB
 Bond            World Government Bond                          Gov't/Agency
                         Index
Tax-Free         Lehman Municipal Bond      10-15 Years       Investment Grade       BBB
 Income                  Index                                    Spectrum
PA Tax-Free      Lehman Local GO Index      10-15 Years       Investment Grade       BBB
 Income                                                           Spectrum
NJ Tax-Free      Lehman Local GO Index      10-15 Years       Investment Grade       BBB
 Income                                                           Spectrum
OH Tax-Free      Lehman Local GO Index      10-15 Years       Investment Grade       BBB
 Income                                                           Spectrum

 *For more information on a Portfolio's benchmark, see the Appendix at the back of this Prospectus.
**The Portfolios' sub-adviser will normally attempt to structure the Portfolios to have comparable durations to the benchmarks. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average matu-rity.

                                      21.

--------------------------------------------------------------------------------
WHAT TYPES OF SECURITIES ARE IN THE PORTFOLIOS?
--------------------------------------------------------------------------------

The following table summarizes the types of securities found in each Portfolio according to the following designations:

  Yes: The Portfolio will hold a significant concentration of these securi-ties at all times.

  Elig.: Eligible; the Portfolio may purchase these securities, but they may or may not be a significant holding at a given time.

  Temp.: Temporary; the Portfolio may purchase these securities, but under normal market conditions is not expected to do so.

  No:   The Portfolio may not purchase these securities.

                                             NON                    FOREIGN
                                           AGENCY/                SECURITIES/
                                   AGENCY COMMERCIAL               CURRENCY
               TREASURIES AGENCIES MBS/1/   MBS/1/   CORP. ABS/2/    RISK     MUNICIPALS
Low Duration      Yes       Yes     Yes     Elig.    Elig. Elig.      No        Elig.
 Bond
Intermediate      Yes       Yes     Yes     Elig.     Yes  Elig.      No        Elig.
 Gov't Bond
Intermediate      Yes       Yes     Yes     Elig.     Yes   Yes       No        Elig.
 Bond
Core Bond         Yes       Yes     Yes     Elig.     Yes   Yes       No        Elig.
Gov't Income      Yes       Yes     Yes     Elig.     Yes   Yes       No        Elig.
Managed           Yes       Yes     Yes     Elig.     Yes   Yes      Elig.      Elig.
 Income
International    Elig.     Elig.   Elig.    Elig.    Elig. Elig.      Yes       Elig.
 Bond
Tax-Free         Temp.       No      No       No      No     No       No         Yes
 Income
PA Tax-Free      Temp.       No      No       No      No     No       No         Yes
 Income
NJ Tax-Free      Temp.       No      No       No      No     No       No         Yes
 Income
OH Tax Free      Temp.       No      No       No      No     No       No         Yes
 Income

/1/MBS = mortgage-backed securities
/2/ABS = asset-backed securities

                                      22.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS' FUNDAMENTAL INVESTMENT LIMITATIONS?
--------------------------------------------------------------------------------

A Portfolio's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. However, shareholders will be given at least 30 days' notice before any change to a Portfolio's investment objective. No assurance can be provided that a Portfolio will achieve its in-vestment objective.

Each Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of a Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolios' fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

No Portfolio may:

(1) purchase securities (except U.S. Government securities) if more than 5% of its total assets will be invested in the securities of any one issuer, ex-cept that up to 25% of a Portfolio's total assets may be invested without regard to this 5% limitation;

(2) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry; and

(3) in the case of each Tax-Free Portfolio (as defined below), invest less than 80% of its net assets in Municipal Obligations (as defined below), except during defensive periods or during periods of unusual market conditions.

Restriction 1 does not apply to the State-Specific Tax-Free Portfolios. In-stead, as a non-fundamental investment restriction, each State-Specific Tax-Free Portfolio will not invest in securities (except U.S. Government securi-ties) that would cause, at the end of any tax quarter (plus any additional grace period), more than 5% of its total assets to be invested in securities of any one issuer, except that up to 50% of a Portfolio's total assets may be in-vested without regard to this limitation so long as no more than 25% of the Portfolio's total assets are invested in any one issuer (except U.S. Government securities).

The investment limitations stated above are applied at the time investment se-curities are purchased.



                                      23.

-------------------------------------------------------------------------------
WHAT ADDITIONAL INVESTMENT POLICIES AND RISKS APPLY?
-------------------------------------------------------------------------------

INVESTMENT QUALITY. Securities acquired by the Low Duration Portfolio, Inter-mediate Government Bond Portfolio and Government Income Portfolio will be rated in the highest rating category at the time of purchase or, if unrated, of comparable quality as determined by the Portfolios' sub-adviser. Securities acquired by the other Portfolios will be rated investment grade at the time of purchase (within the four highest rating categories by Standard & Poor's Rat-ings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Duff & Phelps Credit Co. or Fitch Investor Services, Inc.) or, if unrated, of comparable quality as determined by the Portfolios' sub-adviser. Securities rated "Baa" on "BBB" are generally considered to be investment grade although they have speculative characteristics. If a security's rating is reduced below the mini-mum rating that is permitted for a Portfolio, the Portfolio's sub-adviser will consider whether the Portfolio should continue to hold the security.

INVESTMENT CONCENTRATION. Each Portfolio will normally invest at least 80% of the value of its total assets in debt securities. The Intermediate Government Bond Portfolio and Government Income Portfolio (the "Government Portfolios") will invest at least 65% of their total assets in obligations issued or guar-anteed by the U.S. Government, its agencies or instrumentalities and related repurchase agreements during normal market conditions. Under normal market conditions, the International Bond Portfolio will invest at least 65% of its total assets in the debt obligations of foreign issuers located in at least three different foreign countries. The Pennsylvania Tax-Free Income Portfolio, New Jersey Tax-Free Income Portfolio and Ohio Tax-Free Income Portfolio (the "State-Specific Tax-Free Portfolios") and the Tax-Free Income Portfolio (to-gether with the "State-Specific Tax-Free Portfolios," the "Tax-Free Portfo-lios") will invest, during normal market conditions, at least 80% of their net assets in obligations issued by or on behalf of states, territories and pos-sessions of the United States, the District of Columbia and their political sub-divisions, agencies, instrumentalities and authorities and related tax-ex-empt derivative securities the interest on which is exempt from regular Fed-eral income tax and is not an item of tax preference for purposes of the Fed-eral alternative minimum tax ("Municipal Obligations"). In addition, each State-Specific Tax-Free Portfolio intends to invest at least 65% of its net assets in Municipal Obligations of issuers located in the particular state in-dicated by its name ("State-Specific Obligations"). The Tax-Free Income Port-folio intends to invest no more than 25% of its net assets in Municipal Obli-gations of issuers located in the same state. During temporary defensive peri-ods each Tax-Free Portfolio may invest without limitation in securities that are not Municipal Obligations and may hold without limitation uninvested cash reserves.

FOREIGN INVESTMENTS. The International Bond Portfolio will invest primarily in foreign securities and currencies. The Managed Income Portfolio may invest up to 10% of its total assets in debt securities of foreign issuers and may hold from time to time various foreign currencies pending investment or conversion into U.S. dollars. Investing in securities of foreign issuers involves consid-erations not typically associated with investing in securities of companies organized and operated in the United States. Because foreign securities gener-ally are denominated and pay dividends or interest in foreign currencies, the value of a Portfolio that invests in foreign securities will be affected fa-vorably or unfavorably by changes in currency exchange rates.

A Portfolio's investments in foreign securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitations on the removal of funds or assets, or imposition of (or change in) exchange control regulations. In addi-tion, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfo-lio securities and could favorably or adversely affect a Portfolio's opera-tions. In general, less information is publicly available with respect to for-eign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial report-ing requirements applicable to issuers in the United States. While the volume of transactions effected on foreign

                                      24.

--------------------------------------------------------------------------------
stock exchanges has increased in recent years, it remains appreciably below that of the New York Stock Exchange. Accordingly, a Portfolio's foreign invest-ments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

Foreign investments may include: (a) debt obligations issued or guaranteed by foreign sovereign governments or their agencies, authorities, instrumentalities or political subdivisions, including a foreign state, province or municipality;
(b) debt obligations of supranational organizations such as the World Bank, Asian Development Bank, European Investment Bank, and European Economic Commu-nity; (c) debt obligations of foreign banks and bank holding companies; (d) debt obligations of domestic banks and corporations issued in foreign curren-cies; (e) debt obligations denominated in the European Currency Unit (ECU); and
(f) foreign corporate debt securities and commercial paper. Such securities may include loan participations and assignments, convertible securities and zero-coupon securities.

Because the securities markets in these countries are highly developed, the In-ternational Bond Portfolio may invest more than 25% of its total assets in the securities of issuers located in Canada, France, Germany, Japan and the United Kingdom. Investments of 25% or more of the Portfolio's total assets in a par-ticular country will make the Portfolio's performance more dependent upon the political and economic circumstances of a particular country than a mutual fund that is more widely diversified among issuers in different countries.

To maintain greater flexibility, the International Bond Portfolio may invest in instruments which have the characteristics of futures contracts. These instru-ments may take a variety of forms, such as debt securities with interest or principal payments determined by reference to the value of a currency or com-modity at a future point in time. The risks of such investments could reflect the risks of investing in futures, currencies and securities, including vola-tility and illiquidity.

The expense ratio of the International Bond Portfolio can be expected to be higher than those of Portfolios investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as higher investment research costs, higher foreign custody costs, higher commission costs and additional costs arising from delays in settlements of transactions involving foreign securities.

MUNICIPAL INVESTMENTS. The two principal classifications of Municipal Obliga-tions are "general obligation" securities and "revenue" securities. General ob-ligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue se-curities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being fi-nanced. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal Obligations may also in-clude "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Also included within the general category of Municipal Obligations are partici-pation certificates in a lease, an installment purchase contract, or a condi-tional sales contract ("lease obligations") entered into by a state or politi-cal subdivision to finance the acquisition or construction of equipment, land, or facilities. Although lease obligations are not general obligations of the issuer for which the state or other governmental body's unlimited taxing power is pledged, certain lease obligations are backed by a covenant to appropriate money to make the lease obligation payments. However, under certain lease obli-gations, the state or governmental body has no obligation to make these pay-ments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, dis-position of the

                                      25.

--------------------------------------------------------------------------------
property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that is not yet as marketable as more conventional securities.

Each Tax-Free Portfolio may invest up to 20% of its total assets in private ac-tivity bonds the interest on which is an item of tax preference for purposes of the Federal alternative minimum tax ("AMT Paper") when added together with any other taxable investments held by the Portfolio. In addition, each Tax-Free Portfolio may invest 25% or more of its assets in Municipal Obligations the in-terest on which is paid solely from revenues of similar projects. To the extent a Portfolio's assets are invested in Municipal Obligations payable from the revenues of similar projects or are invested in private activity bonds, the Portfolio will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than it would be if its assets were not so invested.

The Tax-Free Income Portfolio is classified as a diversified portfolio, and the State-Specific Tax-Free Portfolios are classified as non-diversified portfo-lios, under the 1940 Act. Investment returns on a non-diversified portfolio typically are dependent upon the performance of a smaller number of securities relative to the number held in a diversified portfolio. Consequently, the change in value of any one security may affect the overall value of a non-di-versified portfolio more than it would a diversified portfolio.

Each Tax-Free Portfolio may acquire "stand-by commitments" with respect to Mu-nicipal Obligations held by it. Under a stand-by commitment, a dealer agrees to purchase, at the Portfolio's option, specified Municipal Obligations at a spec-ified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligations to which the commit-ment relates. The Tax-Free Portfolios may also invest in tax-exempt derivative securities relating to Municipal Obligations, including tender option bonds, participations, beneficial interests in trusts and partnership interests.

The amount of information regarding the financial condition of issuers of Mu-nicipal Obligations may be less extensive than the information for public cor-porations, and the secondary market for Municipal Obligations may be less liq-uid than that for taxable obligations. Accordingly, the ability of a Portfolio to buy and sell Municipal Obligations may, at any particular time and with re-spect to any particular securities, be limited. In addition, Municipal Obliga-tions purchased by the Portfolios include obligations backed by letters of credit and other forms of credit enhancement issued by domestic and foreign banks, as well as other financial institutions. Changes in the credit quality of these institutions could cause loss to a Tax-Free Portfolio and affect its share price.

Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal and state income tax are rendered by counsel to the respective issuers and sponsors of the obligations at the time of issu-ance. The Fund and its service providers will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative securities, or the bases for such opinions.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES. The Portfolios (except the Tax-Free Portfolios) may make significant investments in residential and commercial mortgage-related and other asset-backed securities (i.e., securities backed by home equity loans, installment sale contracts, credit card receivables or other assets) issued by governmental entities and private issuers.

The Portfolios may acquire several types of mortgage-related securities, in-cluding guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, adjustable rate mortgage-related securities ("ARMs") and collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes

                                      26.

--------------------------------------------------------------------------------
may be structured in a variety of ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities. They may also include planned amortization classes ("PACs") which generally re-quire, within certain limits, that specified amounts of principal be applied on each payment date, and generally exhibit less yield and market volatility than other classes.

Non-mortgage asset-backed securities involve risks that are not presented by mortgage-related securities. Primarily, these securities do not have the bene-fit of the same security interest in the underlying collateral. Credit card re-ceivables are generally unsecured, and the debtors are entitled to the protec-tion of a number of state and Federal consumer credit laws which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

The yield and maturity characteristics of mortgage-related and other asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may normally be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. In calculating the average weighted maturity of a Portfolio, the ma-turity of mortgage-related and other asset-backed securities held by the Port-folio will be based on estimates of average life which take prepayments into account. The average life of a mortgage-related instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of scheduled principal payments and mortgage prepayments. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments.

The relationship between prepayments and interest rates may give some high-yielding asset-backed securities less potential for growth in value than con-ventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Portfolio will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, an asset-backed security's total return and maturity may be difficult to predict precisely. To the extent that a Portfolio purchases asset-backed securities at a premium, prepayments (which may be made without penalty) may result in loss of the Portfolio's principal investment to the extent of premium paid.

The Portfolios may from time to time purchase in the secondary market certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. (or Sears Mortgage if PNC Mortgage Securities Corp. succeeded to rights and duties of Sears Mortgage) or mortgage-related securities contain-ing loans or mortgages originated by PNC Bank, National Association ("PNC Bank") or its affiliates. It is possible that under some circumstances, PNC Mortgage Securities Corp. or its affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage Securities Corp. or its affiliates.

STRIPPED AND ZERO COUPON OBLIGATIONS. To the extent consistent with their in-vestment objectives, the Portfolios may purchase Treasury receipts and other "stripped" securities that evidence ownership in either

                                      27.

--------------------------------------------------------------------------------
the future interest payments or the future principal payments on U.S. Govern-ment and other obligations. These participations, which may be issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their "face value," and may include stripped mortgage-backed securities ("SMBS"). Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The International Bond Portfolio also may purchase "stripped" securities that evidence ownership in the future inter-est payments or principal payments on obligations of foreign governments.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mort-gage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. How-ever, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment. The market value of SMBS can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that re-ceives all or most of the interest are generally higher than prevailing market yields on other mortgage-related obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped.

Each Portfolio may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest pay-ments.

CORPORATE AND BANK OBLIGATIONS. To the extent consistent with their investment objectives, the Portfolios (except the Tax-Free Portfolios) may invest in debt obligations of domestic or foreign corporations and banks, and may acquire com-mercial obligations issued by Canadian corporations and Canadian counterparts of U.S. corporations, as well as Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer. Bank obligations may include certificates of deposit, notes, bankers' acceptances and fixed time deposits. These obliga-tions may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of a specific obligation or by gov-ernment regulation. The Portfolios may also make interest-bearing savings de-posits in commercial and savings banks in amounts not in excess of 5% of their respective total assets.

U.S. GOVERNMENT OBLIGATIONS. Treasury obligations differ only in their interest rates, maturities and times of issuance. Obligations of certain agencies and instrumentalities of the U.S. Government such as the Government National Mort-gage Association are supported by the United States' full faith and credit; others such as those of the Federal National Mortgage Association and the Stu-dent Loan Marketing Association are supported by the right of the issuer to borrow from the Treasury; others such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored agencies or instrumen-talities if it is not obligated to do so by law.

INTEREST RATE AND CURRENCY TRANSACTIONS. The Portfolios may enter into interest rate swaps and may purchase or sell interest rate caps and floors. The Portfo-lios may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their holdings, as a duration manage-ment technique or to protect against an increase in the price of securities a Portfolio anticipates purchasing at a later date. The Portfolios intend to use these transactions as a hedge and not as a speculative investment.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined

                                      28.

--------------------------------------------------------------------------------
interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

In addition, the International Bond Portfolio may engage in foreign currency exchange transactions to protect against uncertainty in the level of future ex-change rates. The Portfolio may engage in foreign currency exchange transac-tions in connection with the purchase and sale of portfolio securities (trans-action hedging) and to protect the value of specific portfolio positions (posi-tion hedging). The Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency, and may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts (futures contracts). The Portfolio may also purchase ex-change-listed and over-the-counter call and put options on futures contracts and on foreign currencies, and may write covered call options on up to 100% of the currencies in its portfolio. In order to protect against currency fluctua-tions, the International Bond Portfolio may enter into currency swaps. Currency swaps involve the exchange of the rights of the Portfolio and another party to make or receive payments in specified currencies.

OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment ob-jective, each Portfolio may write covered call options, buy put options, buy call options and write secured put options for the purpose of hedging or earn-ing additional income, which may be deemed speculative, or, with respect to the International Bond Portfolio, cross-hedging. These options may relate to par-ticular securities, securities indices, or the yield differential between two securities or, in the case of the International Bond Portfolio, foreign curren-cies, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. A Portfolio will not purchase put and call options when the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they de-fault.

To the extent consistent with its investment objective, each Portfolio may also invest in futures contracts and options on futures contracts for hedging pur-poses or to maintain liquidity. The value of a Portfolio's contracts may equal or exceed 100% of its total assets, although a Portfolio will not purchase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

Futures contracts obligate a Portfolio, at maturity, to take or make delivery of certain securities, the cash value of a securities index or a stated quan-tity of a foreign currency. A Portfolio may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. A Portfolio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, a Portfolio may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

A Portfolio may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Portfolio sells an option on a futures contract, it becomes ob-ligated to sell or buy a futures contract if the option is exercised. In con-nection with a Portfolio's position in a futures contract or related option, the Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

                                      29.

--------------------------------------------------------------------------------

The primary risks associated with the use of futures contracts and options are
(a) the imperfect correlation between the change in market value of the instru-ments held by a Portfolio and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the re-sulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the sub-adviser's inability to predict correctly the direction of securities pric-es, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations. For further discussion of risks involved with domestic and foreign futures and options, see the Statement of Additional Information.

The Fund intends to comply with the regulations of the Commodity Futures Trad-ing Commission exempting the Portfolios from registration as a "commodity pool operator."

GUARANTEED INVESTMENT CONTRACTS. The Portfolios may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under these contracts, a Portfolio makes cash contributions to a de-posit fund of the insurance company's general account. The insurance company then credits to the Portfolio, on a monthly basis, interest which is based on an index (such as the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. Each Portfolio does not expect to invest more than 5% of its net assets in GICs at any time during the current fiscal year.

SECURITIES LENDING. A Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or ir-revocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. A Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securities loans involve risks of delay in receiving additional collateral or in recover-ing the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

VARIABLE AND FLOATING RATE INSTRUMENTS. The Portfolios may purchase rated and unrated variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The Portfolios may invest up to 10% of their total assets in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate of an inverse floater resets in the opposite direction from the market rate of inter-est to which it is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that ex-ceeds the magnitude of the change in the index rate of interest. The higher de-gree of leverage inherent in inverse floaters is associated with greater vola-tility in their market values. Issuers of unrated variable and floating rate instruments must satisfy the same criteria as set forth above for a Portfolio. The absence of an active secondary market with respect to particular variable and floating rate instruments, however, could make it difficult for a Portfolio to dispose of a variable or floating rate instrument if the issuer defaulted on its payment obligation or during periods when the Portfolio is not entitled to exercise its demand rights.

REPURCHASE AGREEMENTS. Each Portfolio may agree to purchase debt securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose a Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS. Each Portfolio is autho-rized to borrow money. If the securities held by a Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the de-cline in value suffered by the Portfolio's securities. Borrowings may be made through reverse repurchase agreements under which a Portfolio sells portfolio securities to financial institutions such as banks and broker-dealers and

                                      30.

--------------------------------------------------------------------------------
agrees to repurchase them at a particular date and price. The Portfolios may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Portfolios (except the Tax-Free Portfolios) may use reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the trans-action. This use of reverse repurchase agreements may be regarded as leveraging and, therefore, speculative. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the proceeds will be less than the interest expense, that the market value of the securities sold by a Portfolio may decline below the price of the securities the Portfolio is obli-gated to repurchase and that the securities may not be returned to the Portfo-lio. During the time a reverse repurchase agreement is outstanding, a Portfolio will maintain a segregated account with the Fund's custodian containing cash, U.S. Government or other appropriate liquid debt securities having a value at least equal to the repurchase price. A Portfolio's reverse repurchase agree-ments, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets. In addition, a Portfolio (except the Tax-Free Portfolios) may borrow up to an additional 5% of its total assets for temporary purposes.

INVESTMENT COMPANIES. Each Portfolio may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. As a share-holder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that each Portfolio bears directly in connection with its own operations.

ILLIQUID SECURITIES. No Portfolio will knowingly invest more than 15% of the value of its net assets in securities that are illiquid. GICs, variable and floating rate instruments that cannot be disposed of within seven days, and re-purchase agreements and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to this 15% limit. Each Portfolio may purchase securities which are not registered un-der the Securities Act of 1933 (the "1933 Act") but which can be sold to "qual-ified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as it is determined by the Portfolios' sub-adviser that an adequate trading market exists for the se-curities. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institu-tional buyers become uninterested in purchasing these restricted securities.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio may purchase se-curities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Port-folio to purchase or sell particular securities with payment and delivery tak-ing place at a future date (perhaps one or two months later), and permit a Portfolio to lock in a price or yield on a security that it owns or intends to purchase, regardless of future changes in interest rates or market action. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. Each Portfolio's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual market conditions.

DOLLAR ROLL TRANSACTIONS. To take advantage of attractive opportunities in the mortgage market and to enhance current income, each Portfolio (except the Tax-Free Portfolios) may enter into dollar roll transactions. A dollar roll trans-action involves a sale by the Portfolio of a mortgage-backed or other security concurrently with an agreement by the Portfolio to repurchase a similar secu-rity at a later date at an agreed-upon price. The securities that are repur-chased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepay-ment histories than those sold. During the period between the sale and repur-chase, a Portfolio will not be entitled to receive interest and principal pay-ments on the securities sold. Proceeds of the sale will be invested in addi-tional instruments for the Portfolio, and the income from these investments will generate income for the Portfolio. If such in-

                                      31.

--------------------------------------------------------------------------------
come does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Portfolio compared with what the performance would have been without the use of dollar rolls. At the time a Portfolio enters into a dollar roll transaction, it will place in a segregated account maintained with its custodian cash, U.S. Govern-ment securities or other liquid securities having a value equal to the repur-chase price (including accrued interest) and will subsequently monitor the ac-count to ensure that its value is maintained. A Portfolio's dollar rolls, to-gether with its reverse repurchase agreements and other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets.

Dollar roll transactions involve the risk that the market value of the securi-ties a Portfolio is required to purchase may decline below the agreed upon re-purchase price of those securities. If the broker/dealer to whom a Portfolio sells securities becomes insolvent, the Portfolio's right to purchase or repur-chase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the sub-adviser's ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully em-ployed.

SHORT SALES. The Portfolios may only make short sales of securities "against-the-box." A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation that the market price of that security will de-cline. The Portfolios may make short sales both as a form of hedging to offset potential declines in long positions in similar securities and in order to maintain portfolio flexibility. In a short sale "against-the-box," at the time of sale, the Portfolio owns or has the immediate and unconditional right to ac-quire the identical security at no additional cost. When selling short "against-the-box," a Portfolio forgoes an opportunity for capital appreciation in the security.

PORTFOLIO TURNOVER RATES. The past portfolio turnover rates of the Portfolios are set forth above under "What Are the Portfolios' Financial Highlights?" A Portfolio's annual portfolio turnover rate will not be a factor preventing a sale or purchase when the sub-adviser believes investment considerations war-rant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates will generally result in higher transaction costs to a Portfolio and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income.

INTEREST RATE AND EXTENSION RISK. The value of fixed income securities in the Portfolios can be expected to vary inversely with changes in prevailing inter-est rates. Fixed income securities with longer maturities, which tend to pro-duce higher yields, are subject to potentially greater capital appreciation and depreciation than securities with shorter maturities. The Portfolios are not restricted to any maximum or minimum time to maturity in purchasing individual portfolio securities, and the average maturity of a Portfolio's assets will vary within the limits stated above under "What Are the Differences Among the Portfolios?" based upon its sub-adviser's assessment of economic and market conditions. Although the Portfolios' sub-adviser will normally attempt to structure each Portfolio to have a comparable duration to its benchmark as stated for that section, there can be no assurance that it will be able to do so at all times.

STATE-SPECIFIC TAX-FREE PORTFOLIOS--ADDITIONAL RISK CONSIDERATIONS. The concen-tration of investments by the State-Specific Tax-Free Portfolios in State-Spe-cific Obligations raises special investment considerations. In particular, changes in the economic condition and governmental policies of a state and its political subdivisions could adversely affect the value of a Portfolio's shares. Certain matters relating to the states in which the State-Specific Tax-Free Portfolios invest are described below. For further information, see "Spe-cial Considerations Regarding State-Specific Obligations" in the Statement of Additional Information.

Pennsylvania. Although the General Fund of the Commonwealth (the principal op-erating fund of the Commonwealth) experienced deficits in fiscal 1990 and 1991, tax increases and spending decreases resulted in surpluses the following four years. As of June 30, 1995, the General Fund had a surplus of $688.3 million. For the fiscal year ended June 30, 1996, the General Fund's expenditures ex-ceeded available revenues by approxi-

                                      32.

--------------------------------------------------------------------------------
mately $253 million; this shortfall was funded by the General Fund's unappro-priated surplus. Rising unemployment, a relatively high proportion of persons
65 and older in the Commonwealth and court ordered increases in healthcare re-imbursement rates place increased pressures on the tax resources of the Common-wealth and its municipalities. The Commonwealth has sold a substantial amount of bonds over the past several years, but the debt burden remains moderate. Em-ployment growth has shifted to the trade and service sectors, with losses in more high-paid manufacturing positions. A new governor took office in January 1995, but the Commonwealth has continued to show fiscal restraint.

New Jersey. The State of New Jersey generally has a diversified economic base consisting of, among others, commerce and service industries, selective commer-cial agriculture, insurance, tourism, petroleum refining and manufacturing, al-though New Jersey's manufacturing industry has experienced a downward trend in the last few years. New Jersey is a major recipient of Federal assistance and, of all the states, is among the highest in the amount of Federal aid received. Therefore, a decrease in Federal financial assistance may adversely affect the financial condition of New Jersey and its political subdivisions and instrumen-talities. While New Jersey's economic base has become more diversified over time and thus its economy appears to be less vulnerable during recessionary pe-riods, a recurrence of high levels of unemployment could adversely affect New Jersey's overall economy and the ability of New Jersey and its political subdi-visions and instrumentalities to meet their financial obligations. In addition, New Jersey maintains a balanced budget which restricts total appropriation in-creases to only 5% annually with respect to any municipality or county. This balanced budget plan may actually adversely affect a particular municipality's or county's ability to repay its obligations.

Ohio. While diversifying more into the service and other non-manufacturing areas, the economy of Ohio continues to rely in part on durable goods manufac-turing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity in Ohio, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an im-portant segment of the Ohio economy with over half the State's area devoted to farming and approximately 16% of total employment in agribusiness. In past years, the State's overall unemployment rate has been somewhat higher than the national figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.5% national figure. However, for the last five years the State rates were below the national rates (4.8% versus 5.6% in 1995). The unemployment rate and its effects vary among particular geographic areas of the State. There can be no assurance that future national, regional or state-wide economic difficulties and the resulting impact on State or local government fi-nances generally will not adversely affect the market value of Ohio State-Spe-cific Obligations held in the Portfolio or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those obligations.

                                      33.

--------------------------------------------------------------------------------
WHO MANAGES THE FUND?
--------------------------------------------------------------------------------

BOARD OF          The business and affairs of the Fund are managed under the
TRUSTEES          direction of its Board of Trustees. The following persons
                  currently serve on the Board:

                  William O. Albertini--Executive Vice President and Chief Fi-nancial Officer of Bell Atlantic Corporation.

                  Raymond J. Clark--Treasurer of Princeton University.

                  Robert M. Hernandez--Vice Chairman and Chief Financial Offi-cer of USX Corporation.

                  Anthony M. Santomero--Deputy Dean of The Wharton School, Uni-versity of Pennsylvania.

                  David R. Wilmerding, Jr.--Chairman, Gee, Wilmerding & Associ-ates, Inc.

ADVISER AND       The Adviser to the Compass Capital Funds is PNC Asset Manage-
SUB-ADVISER       ment Group ("PAMG"). Each of the Portfolios within the Com-
                  pass Capital Fund family is managed by a specialized portfo-lio manager who is a member of PAMG's fixed income portfolio management subsidiary, BlackRock Financial Management, Inc.
                  ("BlackRock"). BlackRock has its primary offices at 345 Park
                  Avenue, New York, New York 10154.

                  The eleven Portfolios and their portfolio managers are as follows:

 COMPASS CAPITAL PORTFOLIO                    PORTFOLIO MANAGER
 -------------------------                    -----------------
 Low Duration Bond            Robert S. Kapito; Vice Chairman of BlackRock
                              since 1988; Portfolio co-manager since its
                              inception.
                              Scott Amero; Managing Director of BlackRock since
                              1990; Portfolio co-manager since its inception.
                              Jody Kochansky; Vice President of BlackRock since
                              1992; Portfolio co-manager since 1995.
 Intermediate Government Bond Robert S. Kapito and Scott Amero (see above) and
                              Michael P. Lustig; Mr. Lustig has been Vice
                              President of BlackRock since 1989; Messrs.
                              Kapito, Lustig and Amero have been Portfolio co-
                              managers since 1995.
 Intermediate Bond            Robert S. Kapito, Michael P. Lustig and Scott
                              Amero (see above); Messrs. Kapito, Lustig and
                              Amero have been Portfolio co-managers since 1995.
 Core Bond                    Scott Amero (see above); Mr. Amero has been
                              Portfolio manager since its inception.
 Government Income            Robert S. Kapito, Michael P. Lustig and Scott
                              Amero (see above); Messrs. Kapito, Lustig and
                              Amero have been Portfolio co-managers since 1995.
 Managed Income               Robert S. Kapito, Michael P. Lustig and Scott
                              Amero (see above); Messrs. Kapito, Lustig and
                              Amero have been Portfolio co-managers since 1995.
 International Bond           Andrew Gordon; Portfolio manager at BlackRock
                              since 1996; responsible for non-dollar research
                              at Barclay Investments from 1994 to 1996 and at
                              CS First Boston from 1986 to 1994; Portfolio
                              manager since January 1997.

                                      34.

--------------------------------------------------------------------------------

 COMPASS CAPITAL PORTFOLIO                    PORTFOLIO MANAGER
 -------------------------                    -----------------
 Tax-Free Income              Kevin Klingert; portfolio manager at BlackRock
                              since 1991; prior to joining BlackRock, Assistant
                              Vice President, Merrill, Lynch, Pierce, Fenner &
                              Smith; Portfolio manager since 1995.
 Pennsylvania Tax-Free Income Kevin Klingert (see above); Portfolio manager since 1995.
 New Jersey Tax-Free Income   Kevin Klingert (see above); Portfolio manager
                              since 1995.
 Ohio Tax-Free Income         Kevin Klingert (see above); Portfolio manager
                              since 1995.

               PAMG was organized in 1994 to perform advisory services for in-vestment companies, and has its principal offices at 1600 Mar-ket Street, 29th Floor, Philadelphia, Pennsylvania 19103. PAMG is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.

               For their investment advisory and sub-advisory services, PAMG and the Portfolios' sub-adviser are entitled to fees, computed daily on a Portfolio-by-Portfolio basis and payable monthly, at the maximum annual rates set forth below. As stated under "What Are The Expenses Of The Portfolios?" PAMG and the sub-adviser intend to waive a portion of their fees during the current fis-cal year. All sub-advisory fees are paid by PAMG, and do not represent an extra charge to the Portfolios.

                     MAXIMUM ANNUAL CONTRACTUAL FEE RATE (BEFORE WAIVERS)

                                          EACH PORTFOLIO
                                     EXCEPT THE INTERNATIONAL
                                          BOND PORTFOLIO       INTERNATIONAL BOND PORTFOLIO
                                     ------------------------- ----------------------------------
            AVERAGE DAILY NET         INVESTMENT  SUB-ADVISORY   INVESTMENT         SUB-ADVISORY
             ASSETS                  ADVISORY FEE     FEE       ADVISORY FEE            FEE
            -----------------        ------------ ------------ --------------      --------------
            first $1 billion             .500%        .350%         .550%              .400%
            $1 billion--$2 billion       .450         .300          .500               .350
            $2 billion--$3 billion       .425         .275          .475               .325
            greater than $3 billion      .400         .250          .450               .300

               For the twelve months ended September 30, 1996, the Portfolios (other than the Low Duration Bond, Core Bond, International Bond and New Jersey Tax-Free Income Portfolios) paid investment advisory fees at the following annual rates (expressed as a percentage of average daily net assets) after voluntary fee waivers: Intermediate Government Bond Portfolio, .28%; Interme-diate Bond Portfolio, .30%; Government Income Portfolio, .30%; Managed Income Portfolio, .35%; Tax-Free Income Portfolio, .28%; Pennsylvania Tax-Free Income Portfolio, .29%; and Ohio Tax-Free Income Portfolio, .06%. For the period from April 1, 1996 through September 30, 1996, the Low Duration Bond and Core Bond Portfolios paid investment advisory fees, after voluntary fee waivers, at the annual rates of .30% and .30% of their re-spective average daily net assets. For the periods from Febru-ary 1, 1996 and February 13, 1996, respectively, through Sep-tember 30, 1996, the New Jersey Tax-Free Income and Interna-tional Bond Portfolios paid investment advisory fees, after voluntary fee waivers, at the annual rates of .30% and .55% of their respective average daily net assets.

               The Portfolios' sub-adviser strives to achieve best execution on all transactions. Infrequently, brokerage transactions for the Portfolios may be directed through registered broker/dealers who have entered into dealer agreements with Compass Capital's distributor, subject to the requirements of best execution.

                                      35.

-------------------------------------------------------------------------------

ADMINISTRATORS   Compass Capital Group, Inc. ("CCG"), PFPC Inc. ("PFPC") and
                 Compass Distributors, Inc. ("CDI") (the "Administrators") serve as the Fund's co-administrators. CCG and PFPC are in-direct wholly-owned subsidiaries of PNC Bank Corp. CDI is a wholly-owned subsidiary of Provident Distributors, Inc.
                 ("PDI"). A majority of the outstanding stock of PDI is owned by its officers.

                 The Administrators generally assist the Fund in all aspects of its administration and operation, including matters re-lating to the maintenance of financial records and fund ac-counting. As compensation for these services, CCG is enti-tled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of each Portfolio's average daily net assets, and PFPC and CDI are entitled to receive a com-bined fee, computed daily and payable monthly, at an annual rate of .20% of the first $500 million of each Portfolio's average daily net assets, .18% of the next $500 million of each Portfolio's average daily net assets, .16% of the next $1 billion of each Portfolio's average daily net assets and .15% of each Portfolio's average daily net assets in excess of $2 billion. From time to time the Administrators may waive some or all of their administration fees from a Port-folio.

                 For information about the operating expenses the Portfolios paid for the most recent fiscal period, see "What Are the Expenses of the Portfolios?"

TRANSFER         PNC Bank serves as the Portfolios' custodian and PFPC serves
AGENT,           as their transfer agent and dividend disbursing agent.
DIVIDEND
DISBURSING
AGENT AND
CUSTODIAN


DISTRIBUTION     Under the Fund's Distribution and Service Plan (the "Plan"),
AND SERVICE      Investor Shares of the Portfolios bear the expense of pay-
PLAN             ments ("distribution fees") made to CDI, as the Fund's dis-
                 tributor (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. The distribution fees may be used to compensate the Distributor for distribu-tion services and to compensate the Distributor and PNC Bank affiliates for sales support services provided in connection with the offering and sale of Investor Shares. The distribu-tion fees may also be used to reimburse the Distributor and PNC Bank affiliates for related expenses, including payments to brokers, dealers, financial institutions and industry professionals ("Service Organizations") for sales support services and related expenses. Distribution fees payable un-der the Plan will not exceed .10% (annualized) of the aver-age daily net asset value of each Portfolio's outstanding
                 Investor A Shares and .75% (annualized) of the average daily net asset value of each Portfolio's outstanding Investor B and Investor C Shares. Payments under the Plan are not tied directly to out-of-pocket expenses and therefore may be used by the recipients as they choose (for example, to defray their overhead expenses). The Plan also permits the Distrib-utor, PAMG, the Administrators and other companies that re-ceive fees from the Fund to make payments relating to dis-tribution and sales support activities out of their past profits or other sources available to them.

                 Under the Plan, the Fund intends to enter into service ar-rangements with Service Organizations (including PNC Bank and its affiliates) with respect to each class of Investor Shares pursuant to which Service Organizations will render certain support services to their customers who are the ben-eficial owners of Investor Shares. In consideration for a shareholder servicing fee of up to .25% (annualized) of the aver-

                                      36.

--------------------------------------------------------------------------------
               age daily net asset value of Investor Shares owned by their customers, Service Organizations may provide one or more of the following services: responding to customer inquiries relating to the services performed by the Service Organization and to customer inquiries concerning their investments in Investor Shares; assisting customers in designating and changing divi-dend options, account designations and addresses; and providing other similar shareholder liaison services. In consideration for a separate shareholder processing fee of up to .15% (annualized) of the average daily net asset value of Investor Shares owned by their customers, Service Organizations may pro-vide one or more of these additional services to such custom-ers: processing purchase and redemption requests from customers and placing orders with the Fund's transfer agent or the Distributor; processing dividend payments from the Fund on be-half of customers; providing sub-accounting with respect to In-vestor Shares beneficially owned by customers or the informa-tion necessary for sub-accounting; and providing other similar services.

               Service Organizations may charge their clients additional fees for account services. Customers who are beneficial owners of Investor Shares should read this Prospectus in light of the terms and fees governing their accounts with Service Organiza-tions.

               The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of under-writing securities. It is intended that the services provided by Service Organizations under their service agreements will not be prohibited under these laws. Under state securities laws, banks and financial institutions that receive payments from the Fund may be required to register as dealers.

EXPENSES Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. Expenses include, but are not limited to, fees paid to PAMG and the Administra-tors, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, shareholder servicing and process-ing fees, distribution fees, fees and expenses in registering and qualifying the Portfolios and their shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of addi-tional information to existing shareholders, expenses relating to shareholder reports, shareholder meetings and proxy solici-tations, insurance premiums, the expense of independent pricing services, and other expenses which are not expressly assumed by PAMG or the Fund's service providers under their agreements with the Fund. Any general expenses of the Fund that do not be-long to a particular investment portfolio will be allocated among all investment portfolios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.

                                      37.

--------------------------------------------------------------------------------
WHAT PRICING OPTIONS ARE AVAILABLE TO INVESTORS?
--------------------------------------------------------------------------------

                  The Bond Portfolios of Compass Capital Funds offer different pricing options to investors in the form of different share classes. These options are described below:

                  A SHARES (FRONT-END LOAD)
                   One time, front-end sales charge at time of purchase
                   No charges or fees at any time for redeeming shares
                   Lower ongoing expenses
                   Free exchanges with other A Shares in the Compass Capital Funds family

                  A Shares may make sense for investors with a long-term in-vestment horizon who prefer to pay a one-time front-end sales charge and have reduced ongoing fees.

                  B SHARES (BACK-END LOAD)
                   No front-end sales charge at time of purchase
                   Contingent deferred sales charge (CDSC) if shares are re-deemed, declining over 6 years from a high of 4.50%
                   Free exchanges with other B Shares in the Compass Capital Funds family
                   Automatically convert to A Shares seven years from purchase

                  B Shares may make sense for investors who prefer to pay for professional investment advice on an ongoing basis (asset-based sales charge) rather than with a traditional, one-time front-end sales charge.

                  C SHARES (LEVEL LOAD)
                   No front-end sales charge at time of purchase
                   Contingent deferred sales charge (CDSC) of 1.00% if shares are redeemed within 12 months of purchase
                   Free exchanges with other C Shares in the Compass Capital Funds family

                  C Shares may make sense for shorter term (relative to both A and B Shares) investors who prefer to pay for professional investment advice on an ongoing basis (asset-based sales charge) rather than with a traditional, one-time front-end sales charge. Such investors may plan to make substantial redemptions within 6 years of purchase.

                                      38.

--------------------------------------------------------------------------------
THE PRICING OPTIONS FOR EACH PORTFOLIO ARE DESCRIBED IN THE TABLES BELOW:

 INTERMEDIATE GOVERNMENT BOND, INTERMEDIATE BOND, CORE BOND, TAX-FREE INCOME, PENNSYLVANIA TAX-FREE INCOME, NEW JERSEY TAX-FREE INCOME AND OHIO TAX-FREE INCOME PORTFOLIOS:

                            A SHARES       B SHARES              C SHARES
  Maximum Front-End Sales
   Charge                    4.00%          0.00%                 0.00%
  12b-1 Fee                  0.00%*         0.75%                 0.75%
  CDSC (Redemption Charge)   0.00%       4.50%-0.00%              1.00%
                                       (Depends on when    (If redeemed within
                                     shares are redeemed) 12 months of purchase)

 GOVERNMENT INCOME AND MANAGED INCOME PORTFOLIOS:

                            A SHARES       B SHARES              C SHARES
  Maximum Front-End Sales
   Charge                    4.50%          0.00%                 0.00%
  12b-1 Fee                  0.00%*         0.75%                 0.75%
  CDSC (Redemption Charge)   0.00%       4.50%-0.00%              1.00%
                                       (Depends on when    (If redeemed within
                                     shares are redeemed) 12 months of purchase)

 LOW DURATION BOND PORTFOLIO:

                           A SHARES       B SHARES              C SHARES
  Maximum Front-End Sales
   Charge.................  3.00%          0.00%                 0.00%
  12b-1 Fee...............  0.00%*         0.75%                 0.75%
  CDSC (Redemption
   Charge)................  0.00%       4.50%-0.00%              1.00%
                                      (Depends on when    (If redeemed within
                                    shares are redeemed) 12 months of purchase)

 INTERNATIONAL BOND PORTFOLIO:

                           A SHARES       B SHARES              C SHARES
  Maximum Front-End Sales
   Charge.................  5.00%          0.00%                 0.00%
  12b-1 Fee...............  0.00%*         0.75%                 0.75%
  CDSC (Redemption
   Charge)................  0.00%       4.50%-0.00%              1.00%
                                      (Depends on when    (If redeemed within
                                    shares are redeemed) 12 months of purchase)

*The Portfolios do not expect to incur 12b-1 fees in excess of .005% with re-spect to Investor A Shares during the current fiscal year.


Investors wishing to purchase shares of the Portfolios may do so either by mailing the investment application attached to this Prospectus along with a check or by wiring money as specified below under "How Are Shares Purchased?"

                                      39.

-------------------------------------------------------------------------------
WHAT ARE THE KEY CONSIDERATIONS IN SELECTING A PRICING OPTION?
-------------------------------------------------------------------------------

In deciding which class of Investor Shares to purchase, investors should con-sider the following:

Intended Holding Period. Over time, the cumulative distribution fees on a Portfolio's Investor B Shares and Investor C Shares will exceed the expense of the maximum initial sales charge on Investor A Shares. For example, if net as-set value remains constant, the Investor B Shares' and Investor C Shares' ag-gregate distribution fees would be equal to the Investor A Shares' initial maximum sales charge from four to seven years after purchase (depending on the Portfolio). Thereafter, Investor B Shares and Investor C Shares would bear higher aggregate expenses. Investor B and Investor C shareholders, however, enjoy the benefit of permitting all their dollars to work from the time the investments are made. Any positive investment return on the additional in-vested amount would partially or wholly offset the higher annual expenses borne by Investor B Shares and Investor C Shares.

Because the Portfolios' future returns cannot be predicted, however, there can be no assurance that such a positive return will be achieved.

At the end of seven years after the date of purchase, Investor B Shares will convert automatically to Investor A Shares, based on the relative net asset values of shares of each class. Investor B Shares acquired through reinvest-ment of dividends or distributions are also converted at the earlier of these dates--seven years after the reinvestment date or the date of conversion of the most recently purchased Investor B Shares that were not acquired through reinvestment. Investor C Shares have no conversion feature.

Unless a sales charge waiver applies, Investor B shareholders pay a contingent deferred sales charge if they redeem during the first six years after pur-chase, and Investor C shareholders pay a contingent deferred sales charge if they redeem during the first twelve months after purchase. Investors expecting to redeem during these periods should consider the cost of the applicable con-tingent deferred sales charge in addition to the aggregate annual Investor B or Investor C distribution fees, as compared with the cost of the applicable initial sales charges applicable to the Investor A Shares.

Investor B Shares of the Portfolios purchased on or before January 12, 1996 are subject to a CDSC of 4.50% of the lesser of the original purchase price or the net asset value of Investor B Shares at the time of redemption. This de-ferred sales charge is reduced for shares held more than one year. Investor B Shares of a Portfolio purchased on or before January 12, 1996 convert to In-vestor A Shares of the Portfolio at the end of six years after purchase. For more information about Investor B Shares purchased before January 12, 1996 and the deferred sales charge payable on their redemption, call PFPC at (800) 441-7762.

Reduced Sales Charges. Because of reductions in the front-end sales charge for purchases of Investor A Shares aggregating $25,000 or more, it may be ad-vantageous for investors purchasing large quantities of Investor Shares to purchase Investor A Shares. In any event, the Fund will not accept any pur-chase order for $1,000,000 or more of Investor B Shares or Investor C Shares.

Waiver of Sales Charges. The entire initial sales charge on Investor A Shares of a Portfolio may be waived for certain eligible purchasers allowing their entire purchase price to be immediately invested in a Portfolio. The contin-gent deferred sales charge may be waived upon redemption of certain Investor B Shares and Investor C Shares.

                                      40.

--------------------------------------------------------------------------------
HOW ARE SHARES PURCHASED?
--------------------------------------------------------------------------------

GENERAL. Initial and subsequent purchase orders may be placed through securi-ties brokers, dealers or financial institutions ("brokers"), or the transfer agent. Generally, individual investors will purchase Investor Shares through a broker who will then transmit the purchase order directly to the transfer agent.

The minimum investment for the initial purchase of shares is $500; there is a $100 minimum for subsequent investments. Purchases through the Automatic In-vestment Plan described below are subject to a lower initial purchase minimum. In addition, the minimum initial investment for employees of the Fund, the Fund's investment adviser, sub-adviser, Distributor or transfer agent or em-ployees of their affiliates is $100, unless payment is made through a payroll deduction program in which case the minimum investment is $25.

When placing purchase orders, investors should specify whether the order is for Investor A, Investor B or Investor C Shares of a Portfolio. All share purchase orders that fail to specify a class will automatically be invested in Investor A Shares.

PURCHASES THROUGH BROKERS. Shares of the Portfolios may be purchased through brokers which have entered into dealer agreements with the Distributor. Pur-chase orders received by a broker and transmitted to the transfer agent before the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on a Business Day will be effected at the net asset value determined that day, plus any applicable sales charge. Payment for an order may be made by the broker in Federal funds or other funds immediately available to the Portfolios' custodian no later than 4:00 p.m. (Eastern time) on the third Business Day following receipt of the purchase order.

It is the responsibility of brokers to transmit purchase orders and payment on a timely basis. If payment is not received within the period described above, the order will be canceled, notice thereof will be given, and the broker and its customers will be responsible for any loss to the Fund or its shareholders. Orders of less than $500 may be mailed by a broker to the transfer agent.

PURCHASES THROUGH THE TRANSFER AGENT. Investors may also purchase Investor Shares by completing and signing the Account Application Form and mailing it to the transfer agent, together with a check in at least the minimum initial pur-chase amount payable to Compass Capital Funds. An Account Application Form may be obtained by calling (800) 441-7762. The name of the Portfolio with respect to which shares are purchased must also appear on the check or Federal Reserve Draft. Investors may also wire Federal funds in connection with the purchase of shares. The wire instructions must include the name of the Portfolio, specify the class of Investor Shares, and include the name of the account registration and the shareholder account number. Before wiring any funds, an investor must call PFPC at (800) 441-7762 in order to confirm the wire instructions. Purchase orders which are received by PFPC, together with payment, before the close of regular trading hours on the New York Stock Exchange (currently 4:00 p.m. East-ern time) on any Business Day (as defined below) are priced at the applicable net asset value next determined on that day, plus any applicable sales charge.

OTHER PURCHASE INFORMATION. Shares of each Portfolio are sold on a continuous basis by CDI as the Distributor. CDI maintains its principal offices at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961. Purchases may be effected on weekdays on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open for business (a "Business Day"). Payment for orders which are not received or accepted will be returned after prompt inquiry. The issuance of shares is recorded on the books of the Fund. No certificates will be issued for shares. Payments for shares of a Portfolio may, in the discretion of the Fund's investment adviser, be made in the form of se-curities that are permissible investments for that Portfolio. Compass Capital reserves the right to reject any purchase order or to modify or waive the mini-mum initial or subsequent investment requirement.

                                      41.

-------------------------------------------------------------------------------
HOW ARE SHARES REDEEMED?
-------------------------------------------------------------------------------

REDEMPTION. Shareholders may redeem their shares for cash at any time. A writ-ten redemption request in proper form must be sent directly to Compass Capital Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907. Except for the contingent deferred sales charge, if applicable, there is no charge for a re-demption. Shareholders may also place redemption requests through a broker or other institution, which may charge a fee for this service.

WHEN REDEEMING INVESTOR SHARES IN THE PORTFOLIOS, SHAREHOLDERS SHOULD INDICATE WHETHER THEY ARE REDEEMING INVESTOR A SHARES, INVESTOR B SHARES OR INVESTOR C SHARES. If a redeeming shareholder owns both Investor A Shares and Investor B or Investor C Shares in the same Portfolio, the Investor A Shares will be re-deemed first unless the shareholder indicates otherwise. If a redeeming share-holder owns both Investor B Shares and Investor C Shares in the same Portfo-lio, the redemption order will be processed to minimize the amount of the con-tingent deferred sales charge that will be charged unless the shareholder in-dicates otherwise.

Except as noted below, a request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $25,000, or if the proceeds are not to be paid to the record owner at the rec-ord address, or if the shareholder is a corporation, partnership, trust or fi-duciary, signature(s) must be guaranteed by any eligible guarantor institu-tion. Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered securities associa-tions, clearing agencies and savings associations.

Generally, a properly signed written request with any required signature guar-antee is all that is required for a redemption. In some cases, however, other documents may be necessary. Shareholders holding Investor A Share certificates must send their certificates with the redemption request. Additional documen-tary evidence of authority is required by PFPC in the event redemption is re-quested by a corporation, partnership, trust, fiduciary, executor or adminis-trator.

EXPEDITED REDEMPTIONS. If a shareholder has given authorization for expedited redemption, shares can be redeemed by telephone and the proceeds sent by check to the shareholder or by Federal wire transfer to a single previously desig-nated bank account. Once authorization is on file, PFPC will honor requests by any person by telephone at (800) 441-7762 or other means. The minimum amount that may be sent by check is $500, while the minimum amount that may be wired is $10,000. The Fund reserves the right to change these minimums or to termi-nate these redemption privileges. If the proceeds of a redemption would exceed $25,000, the redemption request must be in writing and will be subject to the signature guarantee requirement described above. This privilege may not be used to redeem Investor A Shares in certificated form. During periods of sub-stantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder's firm or bank. The Fund does not currently charge for wire transfers. The shareholder is responsible for any charges imposed by the shareholder's bank. To change the name of the single designated bank account to receive wire redemption proceeds, it is necessary to send a written request (with a guaranteed signature as described above) to Compass Capital Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund reserves the right to refuse a telephone redemption if it believes it advisable to do so. The Fund, the Administrators and the Distributor will em-ploy reasonable procedures to confirm that instructions communicated by tele-phone are genuine. The Fund, the Administrators and the Distributor will not be liable for any

                                      42.

--------------------------------------------------------------------------------
loss, liability, cost or expense for acting upon telephone instructions reason-ably believed to be genuine in accordance with such procedures.

ACCOUNTS WITH LOW BALANCES. The Fund reserves the right to redeem a sharehold-er's account in any Portfolio at any time the net asset value of the account in such Portfolio falls below the required minimum initial investment as the re-sult of a redemption or an exchange request. A shareholder will be notified in writing that the value of the shareholder's account in a Portfolio is less than the required amount and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS. The redemption price for shares is their net asset value per share next determined after the request for redemption is re-ceived in proper form by Compass Capital Funds c/o PFPC, P.O. Box 8907, Wil-mington, Delaware 19899-8907. Proceeds from the redemption of shares will be reduced by the amount of any applicable contingent deferred sales charge. Un-less another payment option is used as described above, payment for redeemed shares is normally made by check mailed within seven days after acceptance by PFPC of the request and any other necessary documents in proper order. Payment may, however, be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check, the Fund's transfer agent may delay the payment of redemption pro-ceeds, which may be a period of up to 15 days after the purchase date, pending a determination that the check has cleared.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

                                      43.

--------------------------------------------------------------------------------
WHAT ARE THE SHAREHOLDER FEATURES OF THE FUND?
--------------------------------------------------------------------------------

Compass Capital Funds offers shareholders many special features which enable an investor to have greater investment flexibility as well as greater access to information about the Fund throughout the investment period.

Additional information on each of these features is available from PFPC by calling (800) 441-7762.

EXCHANGE PRIVILEGE. Investor A, Investor B and Investor C Shares of each Port-folio may be exchanged for shares of the same class of other portfolios of the Fund which offer that class of shares, based on their respective net asset val-ues. Exchanges of Investor A Shares may be subject to the difference between the sales charge previously paid on the exchanged shares and the higher sales charge (if any) payable with respect to the shares acquired in the exchange.

Investor A Shares of money market portfolios of the Fund that were (1) acquired through the use of the exchange privilege and (2) can be traced back to a pur-chase of shares in one or more investment portfolios of the Fund for which a sales charge was paid, can be exchanged for Investor A Shares of a portfolio subject to differential sales charges as applicable.

The exchange of Investor B and Investor C Shares will not be subject to a CDSC, which will continue to be measured from the date of the original purchase and will not be affected by exchanges.

A shareholder wishing to make an exchange may do so by sending a written re-quest to PFPC at the address given above. Shareholders are automatically pro-vided with telephone exchange privileges when opening an account, unless they indicate on the Application that they do not wish to use this privilege. Share-holders holding share certificates are not eligible to exchange Investor A Shares by phone because share certificates must accompany all exchange re-quests. To add this feature to an existing account that previously did not pro-vide for this option, a Telephone Exchange Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone at (800) 441-7762 to re-quest the exchange. During periods of substantial economic or market change, telephone exchanges may be difficult to complete and shareholders may have to submit exchange requests to PFPC in writing.

If the exchanging shareholder does not currently own shares of the investment portfolio whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options and broker of record as the account from which shares are exchanged, unless otherwise speci-fied in writing by the shareholder with all signatures guaranteed by an eligi-ble guarantor institution as defined above. In order to participate in the Au-tomatic Investment Program or establish a Systematic Withdrawal Plan for the new account, however, an exchanging shareholder must file a specific written request.

Any share exchange must satisfy the requirements relating to the minimum ini-tial investment requirement, and must be legally available for sale in the state of the investor's residence. For Federal income tax purposes, a share ex-change is a taxable event and, accordingly, a capital gain or loss may be real-ized. Before making an exchange request, shareholders should consult a tax or other financial adviser and should consider the investment objective, policies and restrictions of the investment portfolio into which the shareholder is mak-ing an exchange, as set forth in the applicable Prospectus. Brokers may charge a fee for handling exchanges.

                                      44.

--------------------------------------------------------------------------------

The Fund reserves the right to modify or terminate the exchange privilege at any time. Notice will be given to shareholders of any material modification or termination except where notice is not required.

The Fund reserves the right to reject any telephone exchange request. Telephone exchanges may be subject to limitations as to amount or frequency, and to other restrictions that may be established from time to time to ensure that exchanges do not operate to the disadvantage of any portfolio or its shareholders. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund, the Administrators and the Distributor will not be liable for any loss, liabil-ity, cost or expense for acting upon telephone instructions reasonably believed to be genuine in accordance with such procedures. Exchange orders may also be sent by mail to the shareholder's broker or to PFPC at P.O. Box 8907, Wilming-ton, Delaware 19899-8907.

AUTOMATIC INVESTMENT PLAN ("AIP"). An investor in shares of any Portfolio may arrange for periodic investments in that Portfolio through automatic deductions from a checking or savings account by completing the AIP Application Form which may be obtained from PFPC. The minimum pre-authorized investment amount is $50.

RETIREMENT PLANS. Portfolio shares may be purchased in conjunction with indi-vidual retirement accounts ("IRAs") and rollover IRAs where PNC Bank or any of its affiliates acts as custodian. For further information as to applications and annual fees, contact the Distributor. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

SYSTEMATIC WITHDRAWAL PLAN ("SWP"). The Fund offers a Systematic Withdrawal Plan which may be used by investors who wish to receive regular distributions from their accounts. Upon commencement of the SWP, the account must have a cur-rent value of $10,000 or more in a Portfolio. Shareholders may elect to receive automatic cash payments of $100 or more either monthly, every other month, quarterly, three times a year, semi-annually, or annually. Automatic withdraw-als are normally processed on the 25th day of the applicable month or, if such day is not a Business Day, on the next Business Day and are paid promptly thereafter. An investor may utilize the SWP by completing the SWP Application Form which may be obtained from PFPC.

Shareholders should realize that if withdrawals exceed income dividends their invested principal in the account will be depleted. To participate in the SWP, shareholders must have their dividends automatically reinvested and may not hold share certificates. Shareholders may change or cancel the SWP at any time, upon written notice to PFPC. Purchases of additional Investor A Shares of the Fund concurrently with withdrawals may be disadvantageous to investors because of the sales charges involved and, therefore, are discouraged. No contingent deferred sales charge will be assessed on redemptions of Investor B or Investor C Shares made through the SWP that do not exceed 12% of an account's net asset value on an annualized basis. For example, monthly, quarterly and semi-annual SWP redemptions of Investor B or Investor C Shares will not be subject to the CDSC if they do not exceed 1%, 3% and 6%, respectively, of an account's net as-set value on the redemption date. SWP redemptions of Investor B or Investor C Shares in excess of this limit are still subject to the applicable CDSC.

                                      45.

--------------------------------------------------------------------------------
WHAT IS THE SCHEDULE OF SALES CHARGES AND EXEMPTIONS?
--------------------------------------------------------------------------------

INVESTOR A        Investor A Shares are subject to a front-end sales charge de-
SHARES            termined in accordance with the following schedules:

 LOW DURATION BOND PORTFOLIO:

                                                           REALLOWANCE
                                                               OR
                                       SALES                PLACEMENT
                                     CHARGE AS    SALES       FEES
                                         %      CHARGE AS  TO DEALERS
                                        OF          %       (AS % OF
        AMOUNT OF TRANSACTION        OFFERING    OF NET     OFFERING
          AT OFFERING PRICE            PRICE   ASSET VALUE   PRICE)
  Less than $25,000                    3.00%      3.09%       2.50%
  $25,000 but less than $50,000        2.75       2.83        2.25
  $50,000 but less than $100,000       2.50       2.56        2.00
  $100,000 but less than $250,000      2.00       2.04        1.75
  $250,000 but less than $500,000      1.50       1.52        1.25
  $500,000 but less than $1,000,000    1.00       1.01        0.75
  $1,000,000 and over                  0.00*      0.00*       0.75**

 INTERMEDIATE GOVERNMENT BOND, INTERMEDIATE BOND, CORE BOND, TAX-FREE INCOME, PENNSYLVANIA TAX-FREE INCOME, NEW JERSEY TAX-FREE INCOME AND OHIO TAX-FREE INCOME PORTFOLIOS:

                                                           REALLOWANCE
                                                               OR
                                       SALES                PLACEMENT
                                     CHARGE AS    SALES       FEES
                                         %      CHARGE AS  TO DEALERS
                                        OF          %       (AS % OF
        AMOUNT OF TRANSACTION        OFFERING    OF NET     OFFERING
          AT OFFERING PRICE            PRICE   ASSET VALUE   PRICE)
  Less than $25,000                    4.00%      4.17%       3.50%
  $25,000 but less than $50,000        3.75       3.90        3.25
  $50,000 but less than $100,000       3.50       3.63        3.00
  $100,000 but less than $250,000      3.00       3.09        2.50
  $250,000 but less than $500,000      2.00       2.04        1.50
  $500,000 but less than $1,000,000    1.00       1.01        0.75
  $1,000,000 and over                  0.00*      0.00*       0.75**

* There is no initial sales charge on purchase of $1,000,000 or more of In-vestor A Shares; however, a contingent deferred sales charge of 1.00% will be imposed on the lesser of the offering price or the net asset value of the shares on the redemption date for shares redeemed within 18 months after pur-chase.
** The Distributor may pay placement fees to dealers of up to 0.75% of the of-fering price on purchases of Investor A Shares of $1,000,000 or more.

                                      46.

--------------------------------------------------------------------------------

 GOVERNMENT INCOME AND MANAGED INCOME PORTFOLIOS:

                                                           REALLOWANCE
                                                               OR
                                       SALES                PLACEMENT
                                     CHARGE AS    SALES       FEES
                                         %      CHARGE AS  TO DEALERS
                                        OF          %       (AS % OF
        AMOUNT OF TRANSACTION        OFFERING    OF NET     OFFERING
          AT OFFERING PRICE            PRICE   ASSET VALUE   PRICE)
  Less than $25,000                    4.50%      4.71%       4.00%
  $25,000 but less than $50,000        4.25       4.70        3.75
  $50,000 but less than $100,000       4.00       4.17        3.50
  $100,000 but less than $250,000      3.50       3.63        3.00
  $250,000 but less than $500,000      2.50       2.56        2.00
  $500,000 but less than $1,000,000    1.50       1.52        1.25
  $1,000,000 and over                  0.00*      0.00*       1.00**

 INTERNATIONAL BOND PORTFOLIO:

                                                           REALLOWANCE
                                                               OR
                                       SALES                PLACEMENT
                                     CHARGE AS    SALES       FEES
                                         %      CHARGE AS  TO DEALERS
                                        OF          %       (AS % OF
        AMOUNT OF TRANSACTION        OFFERING    OF NET     OFFERING
          AT OFFERING PRICE            PRICE   ASSET VALUE   PRICE)
  Less than $25,000                    5.00%      5.26%       4.50%
  $25,000 but less than $50,000        4.75       4.99        4.25
  $50,000 but less than $100,000       4.50       4.71        4.00
  $100,000 but less than $250,000      4.00       4.17        3.50
  $250,000 but less than $500,000      3.00       3.09        2.50
  $500,000 but less than $1,000,000    2.00       2.04        1.50
  $1,000,000 and over                  0.00*      0.00*       1.00**

*There is no initial sales charge on purchase of $1,000,000 or more of Investor A Shares; however, a contingent deferred sales charge of 1.00% will be imposed on the lesser of the offering price or the net asset value of the shares on the redemption date for shares redeemed within 18 months after purchase.
**The Distributor may pay placement fees to dealers of up to 1.00% of the of-fering price on purchases of Investor A Shares of $1,000,000 or more.

During special promotions, the entire sales charge may be reallowed to dealers. Dealers who receive 90% or more of the sales charge may be deemed to be "under-writers" under the 1933 Act. The amount of the sales charge not reallowed to dealers may be paid to broker-dealer affiliates of PNC Bank Corp. who provide sales support services. The Distributor, CCG and/or their affiliates may also pay additional compensation, out of their assets and not as an additional charge to the Portfolios, to dealers in connection with the sale and distribu-tion of shares (such as additional payments based on new sales), and may, sub-ject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor vari-ous educational programs, sales contests and promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise and cash. For further information, see "Investment Adviso-ry, Administration, Distribution and Servicing Arrangements" in the Statement of Additional Information.

SALES CHARGE WAIVERS--INVESTOR A SHARES. The following persons associated with the Fund, the Distributor, the Fund's investment adviser, sub-adviser or trans-fer agent and their affiliates may buy Investor A Shares without paying a sales charge to the extent permitted by these firms: (a) officers, directors and part-

                                      47.

-------------------------------------------------------------------------------
ners (and their spouses and minor children); (b) employees and retirees (and their spouses and minor children); (c) registered representatives of brokers who have entered into selling agreements with the Distributor; (d) spouses or children of such persons; and (e) any trust, pension, profit-sharing or other benefit plan for any of the persons set forth in (a) through (c). The follow-ing persons may also buy Investor A Shares without paying a sales charge: (a) persons investing through an authorized payroll deduction plan; (b) persons investing through an authorized investment plan for organizations which oper-ate under Section 501(c)(3) of the Internal Revenue Code; (c) registered in-vestment advisers, trust companies and bank trust departments exercising dis-cretionary investment authority with respect to amounts to be invested in a Portfolio, provided that the aggregate amount invested pursuant to this exemp-tion equals at least $250,000; and (d) persons participating in a "wrap ac-count" or similar program under which they pay advisory fees to a broker-dealer or other financial institution. INVESTORS WHO QUALIFY FOR ANY OF THESE EXEMPTIONS FROM THE SALES CHARGE MUST PURCHASE INVESTOR A SHARES.

QUALIFIED PLANS. The sales charge (as a percentage of the offering price) pay-able by qualified employee benefit plans ("Qualified Plans") having at least 20 employees eligible to participate in purchases of Investor A Shares of the Portfolios aggregating less than $500,000 will be 1.00%. No sales charge will apply to purchases by Qualified Plans of Investor A Shares aggregating $500,000 and above. The sales charge payable by Qualified Plans having less than 20 employees eligible to participate in purchases of Investor A Shares of the Portfolios aggregating less than $500,000 will be 2.50% (1.50% with re-spect to shares of the Low Duration Bond Portfolio.) The above schedules will apply to purchases by such Qualified Plans of Investor A Shares aggregating $500,000 and above.

QUANTITY DISCOUNTS. As shown above, larger purchases may reduce the sales charge price. Upon notice to the investor's broker or the transfer agent, pur-chases of Investor A Shares made at any one time by the following persons may be considered when calculating the sales charge: (a) an individual, his or her spouse, and their children under the age of 21; (b) a trustee or fiduciary of a single trust estate or single fiduciary account; or (c) any organized group which has been in existence for more than six months, if it is not organized for the purpose of buying redeemable securities of a registered investment company, and if the purchase is made through a central administrator, or through a single dealer, or by other means which result in economy of sales effort or expense. An organized group does not include a group of individuals whose sole organizational connection is participation as credit card holders of a company, policyholders of an insurance company, customers of either a bank or broker/dealer or clients of an investment adviser. Purchases made by an organized group may include, for example, a trustee or other fiduciary pur-chasing for a single fiduciary account or other employee benefit plan pur-chases made through a payroll deduction plan.

REDUCED SALES CHARGES--INVESTOR A SHARES

RIGHT OF ACCUMULATION. Under the Right of Accumulation, the current value of an investor's existing Investor A Shares in any of the Portfolios that are subject to a front-end sales charge or the total amount of an investor's ini-tial investment in such shares, less redemptions (whichever is greater) may be combined with the amount of the investor's current purchase in determining the applicable sales charge. IN ORDER TO RECEIVE THE CUMULATIVE QUANTITY REDUC-TION, PREVIOUS PURCHASES OF INVESTOR A SHARES MUST BE CALLED TO THE ATTENTION OF PFPC BY THE INVESTOR AT THE TIME OF THE CURRENT PURCHASE.

REINVESTMENT PRIVILEGE. Upon redemption of Investor A Shares of a Portfolio (or Investor A Shares of another non-money market portfolio of the Fund), a shareholder has a one-time right, to be exercised within 60 days, to reinvest the redemption proceeds without any sales charges. PFPC must be notified of the reinvestment in writing by the purchaser, or by his or her broker, at the time the purchase is made in order to eliminate a sales charge. An investor should consult a tax adviser concerning the tax consequences of use of the re-investment privilege.

INVESTMENTS OF REDEMPTION PROCEEDS FROM OTHER INVESTMENT COMPANIES. Investors may purchase Investor A Shares at net asset value, without a sales charge, with the proceeds from the redemption of shares

                                      48.

--------------------------------------------------------------------------------
of any other investment company which were sold with a sales charge or commis-sion. This does not include shares of an affiliated mutual fund which were or would be subject to a contingent deferred sales charge upon redemption. Such purchases must be made within 60 days of the redemption, and the Fund must be notified by the investor in writing, or by his or her financial institution, at the time the purchase of Investor A Shares is made.

LETTER OF INTENT. An investor may qualify for a reduced sales charge immedi-ately by signing a Letter of Intent stating the investor's intention to invest during the next 13 months a specified amount in Investor A Shares which, if made at one time, would qualify for a reduced sales charge. The Letter of In-tent may be signed at any time within 90 days after the first investment to be included in the Letter of Intent. The initial investment must meet the minimum initial investment requirement and represent at least 5% of the total intended investment. THE INVESTOR MUST INSTRUCT PFPC UPON MAKING SUBSEQUENT PURCHASES THAT SUCH PURCHASES ARE SUBJECT TO A LETTER OF INTENT. All dividends and capi-tal gains of a Portfolio that are invested in additional Investor A Shares of the same Portfolio are applied to the Letter of Intent.

During the term of a Letter of Intent, the Fund's transfer agent will hold In-vestor A Shares representing 5% of the indicated amount in escrow for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. The escrowed Investor A Shares will be released when the full amount indicated has been purchased. Any redemptions made during the 13-month period will be subtracted from the amount of purchases in determining whether the Letter of Intent has been completed.

If the full amount indicated is not purchased within the 13-month period, the investor will be required to pay an amount equal to the difference between the sales charge actually paid and the sales charge the investor would have had to pay on his or her aggregate purchases if the total of such purchases had been made at a single time. If remittance is not received within 20 days of the ex-piration of the 13-month period, PFPC, as attorney-in-fact, pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Investor A Shares held in escrow to realize the difference.

PURCHASES OF INVESTOR B SHARES. Investor B Shares are subject to a deferred sales charge at the rates set forth in the chart below if they are redeemed within six years of purchase. The deferred sales charge on Investor B Shares is based on the lesser of the offering price or the net asset value of the In-vestor B Shares on the redemption date. Dealers will generally receive commis-sions equal to 4.00% of the Investor B Shares sold by them plus ongoing fees under the Fund's Distribution and Service Plan and described under "Who Manages The Fund?" Dealers may not receive a commission in connection with sales of In-vestor B Shares to certain retirement plans sponsored by the Fund, CCG or its affiliates, but may receive fees under the Distribution and Service Plan. These commissions and payments may be different than the reallowances, placement fees and commissions paid to dealers in connection with sales of Investor A Shares and Investor C Shares. See "What Is The Schedule Of Sales Charges And Exemp-tions--Investor A Shares" for information on additional sales incentives which the Distributor, CCG and/or their affiliates may provide to dealers in connec-tion with the sale of shares.

                                      49.

--------------------------------------------------------------------------------

The amount of any contingent deferred sales charge an investor must pay on In-vestor B Shares depends on the number of years that elapse between the purchase date and the date the Investor B Shares are redeemed as set forth in the fol-lowing chart:

                                               CONTINGENT DEFERRED
                                               SALES CHARGE (AS A
              NUMBER OF YEARS              PERCENTAGE OF DOLLAR AMOUNT
          ELAPSED SINCE PURCHASE             SUBJECT TO THE CHARGE)
      Less than one                                   4.50%
      More than one, but less than two                4.00
      More than two, but less than three              3.50
      More than three, but less than four             3.00
      More than four, but less than five              2.00
      More than five, but less than six               1.00
      More than six, but less than seven              0.00

PURCHASES OF INVESTOR C SHARES. Investor C Shares are subject to a deferred sales charge of 1.00% based on the lesser of the offering price or the net as-set value of the Investor C Shares on the redemption date if redeemed within twelve months after purchase. Dealers will generally receive commissions equal to 1.00% of the Investor C Shares sold by them plus ongoing fees under the Fund's Distribution and Service Plan as described above under "Who Manages the Fund?" Dealers may not receive a commission in connection with sales of In-vestor C Shares to certain retirement plans sponsored by the Fund, CCG or its affiliates, but may receive fees under the Distribution and Service Plan. These commissions and payments may be different than the reallowances, placement fees and commissions paid to dealers in connection with sales of Investor A Shares and Investor B Shares. See "What Is The Schedule Of Sales Charges And Exemp-tions--Investor A Shares" for information on additional sales incentives which the Distributor, CCG and/or their affiliates may provide to dealers in connec-tion with the sale of shares.

EXEMPTIONS FROM THE CONTINGENT DEFERRED SALES CHARGE. The contingent deferred sales charge on Investor B Shares and Investor C Shares is not charged in con-nection with: (1) exchanges described in "What Are the Shareholder Features of the Fund?--Exchange Privilege"; (2) redemptions made in connection with minimum required distributions from IRA, 403(b)(7) and Qualified Plan accounts due to the shareholder reaching age 70 1/2; (3) redemptions made with respect to cer-tain retirement plans sponsored by the Fund, CCG or its affiliates; (4) redemp-tions in connection with a shareholder's death or disability (as defined in the Internal Revenue Code) subsequent to the purchase of Investor B or Investor C Shares; (5) involuntary redemptions of Investor B or Investor C Shares in ac-counts with low balances as described in "How Are Shares Redeemed?"; and (6) redemptions made pursuant to the Systematic Withdrawal Plan, subject to the limitations set forth above under "What Are the Shareholder Features of the Fund?--Systematic Withdrawal Plan." In addition, no contingent deferred sales charge is charged on Investor B or Investor C Shares acquired through the rein-vestment of dividends or distributions.

When an investor redeems Investor B or Investor C Shares, the redemption order is processed to minimize the amount of the contingent deferred sales charge that will be charged. Investor B and Investor C Shares are redeemed first from those shares that are not subject to the deferred sales load (i.e., shares that were acquired through reinvestment of dividends or distributions) and after that from the shares that have been held the longest.

                                      50.

--------------------------------------------------------------------------------
HOW IS NET ASSET VALUE CALCULATED?
--------------------------------------------------------------------------------

Net asset value is calculated separately for each class of Investor Shares of each Portfolio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern Time) on each Business Day by dividing the value of all secu-rities and other assets owned by a Portfolio that are allocated to a particular class of shares, less the liabilities charged to that class, by the number of shares of the class that are outstanding.

Most securities held by a Portfolio are priced based on their market value as determined by reported sales prices, or the mean between bid and asked prices, that are provided by securities dealers or pricing services. Portfolio securi-ties which are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direc-tion of the Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless a Portfolio's sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value.

HOW FREQUENTLY ARE DIVIDENDS AND DISTRIBUTIONS MADE TO INVESTORS?
--------------------------------------------------------------------------------

Each Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. All distributions are reinvested at net asset value in the form of additional full and fractional shares of the same class of shares of the relevant Portfolio unless a share-holder elects otherwise. Such election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to dividends paid after its receipt by PFPC. Each Portfolio declares a dividend each day on "set-tled" shares (i.e., shares for which the particular Portfolio has received pay-ment in Federal funds) on the first Business Day after a purchase order is placed with the Fund. Payments by check are normally converted to Federal funds within two Business Days of receipt. Over the course of a year, substantially all of the Portfolio's net investment income will be declared as dividends. The amount of the daily dividend for each Portfolio will be based on periodic pro-jections of its net investment income. All dividends are paid within ten days after the end of each month. Net realized capital gains (including net short-term capital gains), if any, will be distributed by each Portfolio at least an-nually.

                                      51.

-------------------------------------------------------------------------------
HOW ARE FUND DISTRIBUTIONS TAXED?
-------------------------------------------------------------------------------

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If a Portfolio qualifies, it generally will be relieved of Federal income tax on amounts dis-tributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are "exempt interest dividends" or are treated as a return of capital), whether the distributions are paid in cash or reinvested in additional shares.

Distributions paid out of a Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder holds shares. All other distributions, to the extent tax-able, are taxed to shareholders as ordinary income.

Each Tax-Free Portfolio intends to pay substantially all of its dividends as "exempt interest dividends." However, taxpayers are required to report the re-ceipt of "exempt interest dividends" on their Federal income tax returns, and in two circumstances such amounts, while exempt from regular Federal income tax, are taxable to persons subject to alternative minimum and environmental taxes. First, "exempt interest dividends" derived from certain private activ-ity bonds issued after August 7, 1986 generally will constitute an item of tax preference for corporate and non-corporate taxpayers in determining alterna-tive minimum and environmental tax liability. Second, "exempt interest divi-dends" must be taken into account by corporate taxpayers in determining cer-tain adjustments for alternative minimum and environmental tax purposes. In addition, investors should be aware of the possibility of state and local al-ternative minimum or minimum income tax liability on interest from private ac-tivity bonds. Shareholders who are recipients of Social Security Act or Rail-road Retirement Act benefits should note that "exempt interest dividends" will be taken into account in determining the taxability of their benefit payments.

Each Tax-Free Portfolio will determine annually the percentages of its net in-vestment income which are exempt from the regular Federal income tax, which constitute an item of tax preference for Federal alternative minimum tax pur-poses, and which are fully taxable. These percentages will apply uniformly to all distributions declared from net investment income during that year and may differ significantly from the actual percentages for any particular day.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a speci-fied date in those months will be deemed to have been received by the share-holders on December 31 of such year, if the dividends are paid during the fol-lowing January.

An investor considering buying shares on or just before a dividend record date should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a shareholder upon the redemption, transfer or exchange of shares depending upon their tax basis and their price at the time of redemption, transfer or exchange. Generally, shareholders may include sales charges paid on the purchase of shares in their tax basis for the purposes of determining gain or loss on a redemption, transfer or exchange of such shares. However, if a shareholder exchanges the shares for shares of another Portfolio within 90 days of purchase and is able to reduce the sales charges applicable to the new shares (by virtue of the Fund's exchange privi-lege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged shares for the purpose of determining gain or loss but may be included (subject to the same limitation) in the tax basis of the new shares.

Any loss upon the sale or exchange of shares held for six months or less will be disallowed for Federal income tax purposes to the extent of any exempt in-terest dividends received by the shareholder. For the

                                      52.

--------------------------------------------------------------------------------
Ohio Tax-Free Income Portfolio, the loss will be disallowed for Ohio income tax purposes to the same extent, even though, for Ohio income tax purposes, some portion of such dividends actually may have been subject to Ohio income tax.

It is expected that dividends and certain interest income earned by the Inter-national Bond Portfolio from foreign securities will be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of the Portfolio's total assets at the close of a taxable year consists of stock or securities of foreign corporations, the Portfolio may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including gen-erally any withholding taxes and other foreign income taxes, as paid by its shareholders. The Portfolio intends to make this election. As a result, the amount of such foreign taxes paid by the Portfolio will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and each shareholder generally will be entitled either (a) to credit a proportionate amount of such taxes against U.S. Federal income tax liabilities, or (b) if a shareholder itemizes deductions, to deduct such pro-portionate amounts from U.S. income, should the shareholder so choose.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolios. Except as discussed below, dividends paid by each Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of the dividends may be derived from interest on obligations which, if realized directly, would be exempt from such income taxes. In addi-tion, shareholders who are non-resident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to differ-ent Federal income tax treatment. Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in a Portfolio. For additional information concerning the tax treatment of dividends and distributions by the states listed below, including certain restrictions applicable to such treatment, see "Taxes" in the Statement of Additional Infor-mation.

PENNSYLVANIA TAX CONSIDERATIONS. Income received by a shareholder attributable to interest realized by the Pennsylvania Tax-Free Income Portfolio from Penn-sylvania State-Specific Obligations or attributable to insurance proceeds on account of such interest, is not taxable to individuals, estates or trusts un-der the Personal income tax (in the case of insurance proceeds, to the extent they are exempt for Federal Income Tax purposes); to corporations under the Corporate Net Income Tax (in the case of insurance proceeds, to the extent they are exempt for Federal income tax purposes); nor to individuals under the Phil-adelphia School District Net Investment Income Tax ("School District Tax").

Income received by a shareholder attributable to gain on the sale or other dis-position by the Pennsylvania Tax-Free Income Portfolio of Pennsylvania State-Specific Obligations is taxable under the Personal Income Tax, the Corporate Net Income Tax, and, unless these assets were held by the Pennsylvania Tax-Free Income Portfolio for more than six months, the School District Tax.

To the extent that gain on the disposition of a share represents gain realized on Pennsylvania State-Specific Obligations held by the Pennsylvania Tax-Free Income Portfolio, such gain may be subject to the Personal Income Tax and Cor-porate Net Income Tax. Such gain may also be subject to the School District Tax, except that gain realized with respect to a share held for more than six months is not subject to the School District Tax.

This discussion does not address the extent, if any, to which shares, or inter-est and gain thereon, is subject to, or included in the measure of, the special taxes imposed by the Commonwealth of Pennsylvania on banks and other financial institutions or with respect to any privilege, excise, franchise or other tax imposed on business entities not discussed above (including the Corporate Capi-tal Stock/Foreign Franchise Tax).

Shareholders of the Pennsylvania Tax-Free Income Portfolio are not subject to the Pennsylvania County Personal Property Tax to the extent that the Portfolio is comprised of Pennsylvania State-Specific Obligations and

                                      53.

--------------------------------------------------------------------------------
Federal obligations (if the interest on such obligations is exempt from state and local taxation under the laws of the United States).

NEW JERSEY TAX CONSIDERATIONS. It is anticipated that substantially all divi-dends paid by the New Jersey Tax-Free Income Portfolio will not be subject to New Jersey personal income tax. In accordance with the provisions of New Jersey law as currently in effect, distributions paid by a "qualified investment fund" will not be subject to the New Jersey personal income tax to the extent that the distributions are attributable to income received as interest or gain from New Jersey State-Specific Obligations, or as interest or gain from direct U.S. Government obligations. Distributions by a "qualified investment fund" that are attributable to most other sources will be subject to the New Jersey personal income tax. Shares of the Portfolio are not subject to property taxation by New Jersey or its political subdivisions.

The New Jersey personal income tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, dividends and distributions from a "qualified investment fund" are included in the net income tax base for purposes of computing the Corporation Business Tax. Furthermore, any gain upon the redemption or sale of shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corpora-tion Business Tax.

OHIO TAX CONSIDERATIONS. Individuals and estates that are subject to Ohio per-sonal income tax or municipal or school district income taxes in Ohio will not be subject to such taxes on distributions from the Ohio Tax-Free Income Portfo-lio to the extent that such distributions are properly attributable to interest on Ohio State-Specific Obligations or obligations issued by the U.S. Govern-ment, its agencies, instrumentalities or territories (if the interest on such obligations is exempt from state income taxation under the laws of the United States). Corporations that are subject to the Ohio corporation franchise tax will not have to include distributions from the Ohio Tax-Free Income Portfolio in their net income base for purposes of calculating their Ohio corporation franchise tax liability to the extent that such distributions either constitute exempt-interest dividends for Federal income tax purposes or are properly at-tributable to interest on Ohio State-Specific Obligations or the U.S. obliga-tions described above. However, Shares of the Ohio Tax-Free Income Portfolio will be included in a corporation's net worth base for purposes of calculating the Ohio corporation franchise tax. Distributions properly attributable to gain on the sale, exchange or other disposition of Ohio State-Specific Obligations will not be subject to the Ohio personal income tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Distributions attributable to other sources will be subject to the Ohio personal income tax and the Ohio corpora-tion franchise tax.

                                      54.

--------------------------------------------------------------------------------
HOW IS THE FUND ORGANIZED?
--------------------------------------------------------------------------------

The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. On January 12, 1996 the Fund changed its name from The PNC(R) Fund to Compass Capital Funds SM. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more clas-ses of shares. Pursuant to this authority, the Trustees have authorized the is-suance of an unlimited number of shares in thirty investment portfolios. Each Portfolio, other than the Government Income Portfolio, offers five separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, In-vestor B Shares and Investor C Shares. The Government Income Portfolio offers only Investor A Shares, Investor B Shares and Investor C Shares. This prospec-tus relates only to Investor A Shares, Investor B Shares and Investor C Shares of the Portfolios described herein.

Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees and amounts payable under the Fund's Distribution and Service Plan. In addition, each class of Investor Shares is sold with different sales charges. Because of these "class expenses" and sales charges, the performance of a Portfolio's Institutional Shares is ex-pected to be higher than the performance of the Portfolio's Service Shares, and the performance of both the Institutional Shares and Service Shares of a Port-folio is expected to be higher than the performance of the Portfolio's three classes of Investor Shares. The performance of each class of Investor Shares may be different. The Fund offers various services and privileges in connection with its Investor Shares that are not generally offered in connection with its Institutional and Service Shares, including an automatic investment plan and an automatic withdrawal plan. For further information regarding the Fund's Insti-tutional and Service Share classes, contact PFPC at (800) 441-7764.

Each share of a Portfolio has a par value of $.001, represents an interest in that Portfolio and is entitled to the dividends and distributions earned on that Portfolio's assets that are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as required under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On November 30, 1996, PNC Bank held of record approximately 70% of the Fund's outstanding shares, as trustee on behalf of individual and institutional in-vestors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp., a multi-bank holding company.

                                      55.

--------------------------------------------------------------------------------
HOW IS PERFORMANCE CALCULATED?
--------------------------------------------------------------------------------

Performance information for each class of Investor Shares of the Portfolios may be quoted in advertisements and communications to shareholders. Total return will be calculated on an average annual total return basis for various periods. Average annual total return reflects the average annual percentage change in value of an investment in Investor Shares of a Portfolio over the measuring pe-riod. Total return may also be calculated on an aggregate total return basis. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividend and capital gain distributions made by a Portfolio with respect to a class of shares are reinvested in shares of the same class, and also reflect the maximum sales load charged by the Portfolio with respect to a class of shares. When, however, a Portfolio compares the total return of a share class to that of other funds or relevant indices, total return may also be computed without re-flecting the sales load.

The yield of a class of shares is computed by dividing the Portfolio's net in-come per share allocated to that class during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis. Each Tax-Free Portfolio's "tax-equivalent yield" may also be quoted, which shows the level of taxable yield needed to produce an after-tax equivalent to a Portfolio's tax-free yield. This is done by increasing the Portfolio's yield (calculated above) by the amount necessary to reflect the payment of Federal and/or state income tax at a stated tax rate.

The performance of a class of a Portfolio's Investor Shares may be compared to the performance of other mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other financial or industry publications that monitor the perfor-mance of mutual funds. For example, the performance of a class of a Portfolio's Investor Shares may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service, and with the performance of the Lehman GMNA Index, the T-Bill Index, the "stocks, bonds and inflation index" published annually by Ibbotson Associ-ates and the Lehman Government Corporate Bond Index, as well as the benchmarks attached to this Prospectus. Performance information may also include evalua-tions of the Portfolios and their share classes published by nationally recog-nized ranking services, and information as reported in financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

In addition to providing performance information that demonstrates the actual yield or return of a class of shares of a particular Portfolio, a Portfolio may provide other information demonstrating hypothetical investment returns. This information may include, but is not limited to, illustrating the compounding effects of dividends in a dividend reinvestment plan or the impact of tax-de-ferred investing.

Performance quotations for shares of a Portfolio represent past performance and should not be considered representative of future results. The investment re-turn and principal value of an investment in a Portfolio will fluctuate so that an investor's Investor Shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for In-vestor Shares of a Portfolio cannot necessarily be used to compare an invest-ment in such shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged by brokers or other institu-tions directly to their customer accounts in connection with investments in In-vestor Shares will not be included in the Portfolio performance calculations.

                                      56.

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of the Compass Capital Funds:

We have audited the accompanying statements of assets and liabilities, includ-ing the schedules of investments, of the Short Government Bond, Intermediate Government Bond, Intermediate Bond, Core Bond, Government Income, Managed In-come, International Bond, Tax-Free Income and New Jersey Tax-Free Income Port-folios of the Compass Capital Fund, and the statements of net assets of the Pennsylvania Tax-Free Income and Ohio Tax-Free Income Portfolios of the Compass Capital Funds as of September 30, 1996, and the related statements of opera-tions for the periods then ended, the statements of changes in net assets for each of the two years (or periods) in the period then ended, and the financial highlights for each of the periods presented (except for those statements which have been audited by other auditors as discussed below). These financial state-ments and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net as-sets for the year ended June 30, 1995, and the financial highlights for the year ended June 30, 1995 and each of the prior periods presented of the Short Government Bond and Core Bond Portfolios, formerly the BFM Institutional Trust Short Duration and Core Fixed Income Portfolios (the "BFM Funds"), respectively were audited by other auditors, whose report dated August 7, 1995 expressed an unqualified opinion thereon.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial high-lights are free of materials misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments held by the custodian and brokers as of September 30, 1996. An audit also includes assess-ing the accounting principles used and significant estimates made by manage-ment, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Compass Capital Funds (Short Government Bond, Intermediate Government Bond, In-termediate Bond, Core Bond, Government Income, Managed Income, International Bond, Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free and Ohio Tax-Free Income Portfolios), as of September 30, 1996, and the results of their operations for the periods then ended, the changes in their net assets for each of the two years (or periods) in the period then ended (except for the year ended June 30, 1995 for the BFM Funds which have been audited by other au-ditors), and the financial highlights for each of the periods presented (except for the year ended June 30, 1995 and prior periods for the BFM Funds which have been audited by other auditors), in conformity with generally accepted account-ing principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
November 22, 1996

                                      57.

--------------------------------------------------------------------------------
HOW CAN I GET MORE INFORMATION?
--------------------------------------------------------------------------------

Below is a brief description of how investors can easily access information about the Compass Capital Funds.

 FUND INFORMATION          HOURS AVAILABLE           PHONE INFORMATION
 MUTUAL FUND SPECIALISTS   9 AM to 6 PM, E.S.T.      toll-free 888-4COMPASS
 Available to provide      Monday through Friday     toll-free 888-426-6727
 performance and market                              toll-free 800-388-8734
 trends.
 PORTFOLIO MANAGERS        9 AM to 6 PM, E.S.T.      toll-free 888-4COMPASS
 COMMENTARY                Monday through Friday     toll-free 888-426-6727
 (Audio recording updated                            toll-free 800-388-8734
 periodically)
 SHAREHOLDER SERVICES
 TELEPHONE ACCESS:         24 Hours, 7 days a week   toll-free 800-441-7762
 ACCOUNT SERVICE           8:30 to 5 PM, E.S.T.      toll-free 800-441-7762
 REPRESENTATIVES:          Monday through Friday
 Available to discuss
 account balance
 information, mutual fund
 prospectus, literature
 and discuss programs and
 services available.
 PURCHASES AND             8:30 to 5 PM, E.S.T.      toll-free 800-441-7762
 REDEMPTIONS:              Monday through Friday
 WORLD WIDE WEB:
 Access general fund       24 Hours, 7 days a week   http://www.compassfunds.com
 information and specific
 fund performance.
 Request mutual fund
 prospectuses and
 literature. Forward
 mutual fund inquiries.
 E-MAIL:
 Request prospectuses and  24 Hours, 7 days a week   funds@compassfunds.com
 literature. Forward
 mutual fund inquiries.
 WRITTEN CORRESPONDENCE:   POST OFFICE BOX ADDRESS   STREET ADDRESS
                           Compass Capital Funds     Compass Capital Funds
                           c/o PFPC Inc.             c/o PFPC Inc.
                           P.O. Box 8907             400 Bellevue Parkway
                           Wilmington, DE 19899-8907 Wilmington, DE 19809

                                      58.

--------------------------------------------------------------------------------
                                    APPENDIX

    COMPASS CAPITAL            PERFORMANCE
       PORTFOLIO                BENCHMARK                         DESCRIPTION
Low Duration Bond        Merrill 1-3 Year         Treasuries with maturities ranging from 1
                         Treasury Index           to 2.99 years
Intermediate Government  Lehman Brothers          Treasury and agency issues in the Lehman
Bond                     Intermediate Government  Aggregate, excluding maturities above 9.99 years
Intermediate Bond        Lehman Brothers          Treasury, agency and corporate issues in
                         Intermediate Gov't/Corp  the Lehman Aggregate, excluding maturities above 9.99 years
Core Bond                Lehman Aggregate         The Lehman Aggregate contains issues that
                                                  meet the following criteria:
                                                  . At least $100 million par amount
                                                    outstanding for entry and exit
                                                  . Rated investment grade (at least Baa-3)
                                                    by Moody's or S&P (if not rated by
                                                    Moody's)
                                                  . At least one year at maturity
                                                  . Coupon must have a fixed rate
                                                  . Excludes CMOs, ARMs, manufactured homes,
                                                    non-agency bonds, buydowns, graduated
                                                    equity mortgages, project loans and non-
                                                    conforming ("jumbo") mortgages
                                                  . As of November 1996, the composition of
                                                    the Lehman Brothers Aggregate Index is:
                                                  52% allocation to Treasury and government
                                                  securities
                                                  29% allocation to mortgage-backed
                                                  securities
                                                  19% allocation to corporate and asset-
                                                  backed securities
Government Income        Lehman Mortgage/10 Year  50% allocation to the mortgage component of
                         Treasury                 the Lehman Aggregate Index and a 50%
                                                  allocation to the Merrill Lynch 10 Year
                                                  Index
Managed Income           Lehman Aggregate         The Lehman Aggregate contains issues that
                                                  meet the following criteria:
                                                  . At least $100 million par amount
                                                    outstanding for entry and exit
                                                  . Rated investment grade (at least Baa-3)
                                                    by Moody's or S&P (if not rated by
                                                    Moody's)
                                                  . At least one year at maturity
                                                  . Coupon must have a fixed rate
                                                  . Excludes CMOs, ARMs, manufactured homes,
                                                    non-agency bonds, buydowns, graduated
                                                    equity mortgages, project loans and non-
                                                    conforming ("jumbo") mortgages
                                                  . As of November 1996, the composition of
                                                    the Lehman Brothers Aggregate Index is:
                                                  52% allocation to Treasury and government
                                                  securities
                                                  29% allocation to mortgage-backed
                                                  securities
                                                  19% allocation to corporate and asset-
                                                  backed securities
International Bond       Salomon Non-U.S. Hedged  A market-capitalization weighted benchmark
                         World Government Bond    that tracks the performance of the 13
                         Index                    Government bond markets of Australia,
                                                  Austria, Belgium, Canada, Denmark, France,
                                                  Germany, Italy, Japan, the Netherlands,
                                                  Spain, Sweden and the United Kingdom. The
                                                  currency-hedged return is computed by using
                                                  a rolling one-month forward exchange
                                                  contract as a hedging instrument.
Tax-Free Income          Lehman Municipal Bond    All of the bonds in the following Municipal
                         Index                    Indices possess the following
                                                  characteristics:
                                                  . A minimum credit rating of Baa-3
                                                  . Outstanding par value of at least $3
                                                    million
                                                  . Must be issued as part of a deal of at
                                                    least $50 million
                                                  . Individual bonds must have been issued
                                                    within the last 5 years
                                                  . Remaining maturity of not less than one
                                                    year
                                                  Excludes bonds subject to the alternative
                                                  minimum tax (AMT), taxable municipal bonds,
                                                  and floating-rate or zero coupon municipal
                                                  bonds
Pennsylvania Tax-Free    Lehman Local GO Index    Local general obligation bonds
Income
New Jersey Tax-Free      Lehman Local GO Index    Local general obligation bonds
Income
Ohio Tax-Free Income     Lehman Local GO Index    Local general obligation bonds

                                      59.

                                                          COMPASS CAPITAL FUNDS
THE COMPASS CAPITAL FUNDS

Compass Capital Funds is a leading mutual fund company currently managing in excess of $11 billion in 30 portfolios designed to fit a broad range of investment goals. Each portfolio is managed by recognized experts in equity, fixed income, international, and tax-free investing who adhere to a pure investment styleSM.

STOCK PORTFOLIOS
--------------------------------------------------------------------------------

    Large Cap Growth Equity             Small Cap Growth Equity
    Large Cap Value Equity              Small Cap Value Equity
    Mid-Cap Growth Equity               International Equity
    Mid-Cap Value Equity                International Emerging Markets
                                        Index Equity
                                        Select Equity

STOCK & BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Balanced

BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Low Duration Bond                   Government Income
    Intermediate Government Bond        Managed Income
    Intermediate Bond                   International Bond
    Core Bond

TAX-FREE BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Tax-Free Income                     New Jersey Tax-Free Income
    Pennsylvania Tax-Free Income        Ohio Tax-Free Income

MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------

    Money Market                        North Carolina Municipal Money Market
    U.S. Treasury Money Market          Ohio Municipal Money Market
    Municipal Money Market              Pennsylvania Municipal Money Market
    New Jersey Municipal Money Market   Virginia Municipal Money Market

                                                                January 1, 1997
-------------------------------------------------------------------------------
THE BOND PORTFOLIOS INSTITUTIONAL SHARES
-------------------------------------------------------------------------------

ASKING THE KEY
QUESTIONS

                                                                          PAGE
            What Are The Expenses Of The Portfolios?.....................   4
            What Are The Portfolios' Financial Highlights?...............   6
            What Are The Portfolios?.....................................  14
            What Are The Differences Among The Portfolios?...............  15
            What Types Of Securities Are In The Portfolios?..............  16
            What Are The Portfolios' Fundamental Investment
             Limitations?................................................  17
            What Additional Investment Policies And Risks Apply?.........  18
            Who Manages The Fund?........................................  28
            How Are Shares Purchased And Redeemed?.......................  32
            How Is Net Asset Value Calculated?...........................  34
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  34
            How Are Fund Distributions Taxed?............................  35
            How Is The Fund Organized?...................................  38
            How Is Performance Calculated?...............................  39
            How Can I Get More Information?..............................  41

             This Prospectus contains information about the Compass Capital bond Portfolios that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information dated January 1, 1997 has been filed with the Securities and Exchange Commission (the "SEC"). The State-ment of Additional Information may be obtained free of charge from the Fund by calling (800) 441-7764. The Statement of Addi-tional Information, as supplemented from time to time, is incor-porated by reference into this Prospectus.

             SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DE-POSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIOS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURI-TIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CON-TRARY IS A CRIMINAL OFFENSE. SHARES OF THE STATE-SPECIFIC TAX-FREE PORTFOLIOS ARE INTENDED ONLY FOR RESIDENTS OF THE RESPECTIVE STATES INDICATED.

                                      2.

--------------------------------------------------------------------------------

THE BOND PORTFOLIOS OF COMPASS CAPITAL FUNDS
--------------------------------------------------------------------------------
               The COMPASS CAPITAL FUND Family consists of 30 portfolios and has been structured to include many different investment styles across the spectrum of fixed income investments so that invest-ors may participate across multiple disciplines in order to seek their long-term financial goals.

               The Bond Portfolios of COMPASS CAPITAL FUNDS consist of ten in-vestment portfolios (the "Portfolios") that provide investors with a broad spectrum of investment alternatives within the fixed income sector. Six of these Portfolios invest in taxable bonds, and four of these Portfolios invest in tax-exempt bonds. A detailed description of each Portfolio begins on page 14.


               COMPASS           PERFORMANCE          LIPPER PEER GROUP
               PORTFOLIO         BENCHMARK
               CAPITAL


               LOW DURATION      Merrill 1-3          Short-Intermediate U.S.
                BOND              Year Treasury        Government
                (PREVIOUSLY       Index
                CALLED THE
                SHORT
                GOVERNMENT
                BOND
                PORTFOLIO)

               INTERMEDIATE      Lehman Brothers      Intermediate U.S.
                GOVERNMENT        Intermediate         Government
                BOND              Government

               INTERMEDIATE      Lehman Brothers        Intermediate
                BOND              Intermediate           Government/Corporate
                                  Government/Corporate

               CORE BOND         Lehman               Intermediate Investment
                                  Aggregate            Grade Debt

               MANAGED INCOME    Lehman               Corporate Debt A-Rated
                                  Aggregate

               INTERNATIONAL     Salomon Non-
                BOND              U.S. Hedged         International Income
                                  World
                                  Government
                                  Bond Index

               TAX-FREE          Lehman               General Municipal Debt
                INCOME            Municipal Bond
                                  Index

               PA TAX-FREE       Lehman Local GO      PA Municipal Debt
                INCOME            Index


               NJ TAX-FREE       Lehman Local GO      NJ Municipal Debt
                INCOME            Index


               OH TAX FREE       Lehman Local GO      OH Municipal Debt
                INCOME            Index

UNDERSTANDING
THE COMPASS
CAPITAL BOND   This Prospectus has been crafted to provide detailed, accurate
PORTFOLIOS     and comprehensive information on the Compass Capital Portfo-
               lios. We intend this document to be an effective tool as you explore different directions in fixed income investing.

CONSIDERING    There can be no assurance that any mutual fund will achieve its
THE RISKS IN   investment objective. Some or all of the Portfolios may pur-
BOND           chase mortgage-related, asset-backed, foreign and illiquid se-
INVESTING      curities; enter into repurchase and reverse repurchase agree-
               ments and engage in leveraging techniques; lend portfolio secu-rities to third parties; and enter into futures contracts and options. Each of the Pennsylvania, New Jersey and Ohio Tax-Free
               Income Portfolios (the "State-Specific Tax-Free Portfolios") concentrates in the securities of issuers located in a particu-lar state, and is non-diversified, which means that its perfor-mance may be dependent upon the performance of a smaller number of securities than the other Portfolios, which are considered diversified. See "What Additional Investment Policies And Risks
               Apply?"

INVESTING IN   For information on how to purchase and redeem shares of the
THE COMPASS    Portfolios, see "How Are Shares Purchased And Redeemed?"
CAPITAL
FUNDS

                                      3.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIOS?
--------------------------------------------------------------------------------

Below is a summary of the annual operating expenses incurred by Institutional Shares of the Portfolios for the fiscal period ended September 30, 1996 as a percentage of average daily net assets. The figures shown for the Intermediate Government Bond, Intermediate Bond, International Bond, Tax-Free Income, Penn-sylvania Tax-Free Income and Ohio Tax-Free Income Portfolios have been restated to reflect current expenses and fee waivers. Because no Institutional Shares of the New Jersey Tax-Free Income Portfolio were outstanding during the fiscal year ended September 30, 1996, the figure shown for that Portfolio under "Other expenses" is estimated for the current fiscal year. An example based on the summary is also shown.


                                              LOW     INTERMEDIATE
                                           DURATION    GOVERNMENT  INTERMEDIATE
                                             BOND         BOND         BOND
                                           PORTFOLIO   PORTFOLIO    PORTFOLIO
ANNUAL PORTFOLIO OPERATING EXPENSES (AS A
 PERCENTAGE OF AVERAGE NET ASSETS)
Advisory fees (after fee waivers)(/1/)           .30%         .30%         .30%
Other operating expenses                         .25          .25          .25
                                                 ---          ---          ---
 Administration fees
  (after fee waivers)(/1/)                  .15         .15          .13
 Other expenses                             .10         .10          .12
                                            ---         ---          ---
Total Portfolio operating expenses (after
 fee waivers)(/1/)                               .55%         .55%         .55%
                                                 ===          ===          ===

                                               CORE BOND  MANAGED INCOME
                                               PORTFOLIO    PORTFOLIO
ANNUAL PORTFOLIO OPERATING EXPENSES (AS A
 PERCENTAGE OF AVERAGE NET ASSETS)
Advisory fees (after fee waivers)(/1/)               .30%           .35%
Other operating expenses                             .25            .23
                                                     ---            ---
 Administration fees (after fee waivers)(/1/)   .14          .15
 Other expenses                                 .11          .08
                                                ---          ---
Total Portfolio operating expenses (after fee
 waivers)(/1/)                                       .55%           .58%
                                                     ===            ===

(1) Without waivers, advisory fees would be .50% and administration fees would be .23% for each Portfolio. PAMG and the Portfolios' administrators are un-der no obligation to waive fees or reimburse expenses, but have informed the Fund that they expect to waive fees and reimburse expenses during the remainder of the current fiscal year as necessary to maintain the Portfo-lios' total operating expenses at the levels set forth in the table. With-out waivers, "Other operating expenses" would be .33%, .33%, .35%, .34% and .31%, respectively, and "Total Portfolio operating expenses" would be .83%, .83%, .85%, .84% and .81%, respectively. See "What are the Portfolios' Fi-nancial Highlights?" for information about interest paid by the Portfolios in connection with their investment activity.

                                       4.

--------------------------------------------------------------------------------

                                                                  PENNSYLVANIA
                          INTERNATIONAL BOND   TAX-FREE INCOME   TAX-FREE INCOME
                               PORTFOLIO          PORTFOLIO         PORTFOLIO
ANNUAL PORTFOLIO
 OPERATING EXPENSES (AS
 A PERCENTAGE OF AVERAGE
 NET ASSETS)
Advisory fees (after fee
 waivers)(/1/)                            .50%             .30%               .30%
Other operating expenses                  .48              .25                .25
                                    ---------          -------           --------
 Administration fees
  (after fee
  waivers)(/1/)                 .15                .11               .14
 Other expenses (after
  expense reimbursement)        .33                .14               .11
                          ---------            -------          --------
Total Portfolio
 operating expenses
 (after fee waivers and
 expense reimbursements)
 (/1/)                                    .98%             .55%               .55%
                                    =========          =======           ========

                                               NEW JERSEY      OHIO
                                                  TAX-         TAX-
                                               FREE INCOME  FREE INCOME
                                                PORTFOLIO    PORTFOLIO
ANNUAL PORTFOLIO OPERATING EXPENSES (AS A
 PERCENTAGE OF AVERAGE NET ASSETS)
Advisory Fees (after fee waivers)(/1/)                 .30%         .30%
Other operating expenses                               .25          .25
                                                     -----        -----
 Administration fees (after fee waivers)(/1/)    .11          .10
 Other expenses                                  .14          .15
                                               -----        -----
Total Portfolio operating expenses (after fee
 waivers)(/1/)                                         .55%         .55%
                                                     =====        =====

(1)Without waivers, advisory fees would be .55%, .50%, .50%, .50% and .50%, re-spectively, and administration fees would be .23% for each Portfolio. In addi-tion, the Expense Summary reflects reimbursements made to the Tax-Free Income Portfolio by the adviser. PAMG and the Portfolios' administrators are under no obligation to waive fees or reimburse expenses, but have informed the Fund that they expect to waive fees and reimburse expenses during the remainder of the current fiscal year as necessary to maintain the Portfolios' total operat-ing expenses at the levels set forth in the table. Without waivers, "Other op-erating expenses" would be .56%, .37%, .34%, .37% and .38% respectively, and "Total Portfolio operating expenses" would be 1.11%, .87%, .84%, .87% and .88%, respectively.

EXAMPLE

An investor in Institutional Shares would pay the following expenses on a $1,000 investment assuming (1) 5% annual return, and (2) redemption at the end of each time period:

                                      ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Low Duration Bond Portfolio             $ 6        $18        $31       $ 69
Intermediate Government Bond
 Portfolio                                6         18         31         69
Intermediate Bond Portfolio               6         18         31         69
Core Bond Portfolio                       6         18         31         69
Managed Income Portfolio                  6         19         32         73
International Bond Portfolio             10         31         51        120
Tax-Free Income Portfolio                 6         18         31         69
Pennsylvania Tax-Free Income
 Portfolio                                6         18         31         69
New Jersey Tax-Free Income Portfolio      6         18         31         69
Ohio Tax-Free Income Portfolio            6         18         31         69

The foregoing Tables and Example are intended to assist investors in under-standing the costs and expenses that an investor in the Portfolios will bear either directly or indirectly. They do not reflect any charges that may be im-posed by brokers or other institutions directly on their customer accounts in connection with investments in the Portfolios.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE IN-VESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                       5.

-------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS' FINANCIAL HIGHLIGHTS?
-------------------------------------------------------------------------------

                 The following financial information has been derived from the financial statements incorporated by reference into the Statement of Additional Information and has been audited by the Portfolios' independent accountants. The financial high-lights of the Core Bond Portfolio and the Low Duration Bond Portfolio (formerly, the Short Government Bond Portfolio) for the periods ended June 30, 1995, 1994 and 1993 were au-dited by other auditors. Please refer to a revised auditor's report under "Other Information" which makes reference to the audits performed by those other auditors. This financial information should be read together with those financial statements. Further information about the performance of the Portfolios is available in the Fund's annual shareholder re-ports. Both the Statement of Additional Information and the annual shareholder reports may be obtained from the Fund free of charge by calling (800) 441-7764. During the periods shown, no Institutional Shares of the New Jersey Tax-Free Income Portfolio were outstanding.

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         LOW DURATION BOND PORTFOLIO+
                (FORMERLY, THE SHORT GOVERNMENT BOND PORTFOLIO)

                              FOR THE             FOR THE
                               PERIOD              PERIOD
                           APRIL 1, 1996        JULY 1, 1995           YEAR          YEAR      JULY 17, 1992(/1/)
                              THROUGH             THROUGH              ENDED         ENDED          THROUGH
                         SEPTEMBER 30, 1996    MARCH 31, 1996      JUNE 30, 1995 JUNE 30, 1994   JUNE 30, 1993
PER SHARE OPERATING
 PERFORMANCE:
Net asset value,
 beginning of period          $   9.79            $  9.83             $  9.71       $  9.96         $ 10.00
                              --------            -------             -------       -------         -------
 Net investment income            0.28               0.42                0.58          0.48            0.51
 Net realized and
  unrealized loss on
  investments                    (0.01)               - -                0.13         (0.25)          (0.06)
                              --------            -------             -------       -------         -------
Net increase from
 investment operations            0.27               0.42                0.71          0.23            0.45
                              --------            -------             -------       -------         -------
Dividends from net
 investment income               (0.27)             (0.41)              (0.58)        (0.48)          (0.49)
Distributions from net
 realized capital gains            - -              (0.01)              (0.01)          - -             - -
 TOTAL DIVIDENDS AND
  DISTRIBUTIONS                  (0.27)             (0.46)              (0.59)        (0.48)          (0.49)
                              --------            -------             -------       -------         -------
NET ASSET VALUE, END OF
 PERIOD                       $   9.79            $  9.79             $  9.83       $  9.71         $  9.96
                              ========            =======             =======       =======         =======
Total investment return           2.70%              4.25%               6.99%         2.33%           4.63%
RATIOS TO AVERAGE NET
 ASSETS:
 Expenses                         0.55%/2/,/3/       0.63%/2/,/3/        0.57%         0.57%           0.56%/2/
 Excluding Waivers                0.83%/2/           0.83%/2/            1.05%         1.02%           0.66%/2/
 Net investment income            5.72%/2/           5.25%/2/            6.08%         4.70%           5.32%/2/
 Excluding Waivers                5.45%/2/           5.05%/2/            5.60%         4.25%           5.22%/2/
SUPPLEMENTAL DATA:
 Portfolio turnover                228%               185%                586%          455%            513%
 Net assets, end of
  period (in thousands)       $135,686            $52,843             $44,486       $31,265         $51,611

+ This Portfolio commenced operations on July 17, 1992 as the Short Duration
  Portfolio, a separate investment portfolio (the "Predecessor Low Duration Bond Portfolio") of The BFM Institutional Trust Inc., which was organized as a Maryland business corporation. On January 13, 1996, the assets and liabilities of the Predecessor Low Duration Bond Portfolio were transferred to this Portfolio, and were combined with the assets of a pre-existing portfolio investment maintained by the Fund.
/1Commencement/of investment operations of share class.
/2Annualized./
/3Including/interest expense, ratios would have been 0.64% for the period ended September 30, 1996 and 0.96% for the period ended March 31, 1996. For the periods prior to March 31, 1996, interest income was presented net of interest expense.

                                      6.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                                                                           FOR THE
                                                                            PERIOD
                             YEAR         YEAR         YEAR       YEAR    4/20/92/1/
                            ENDED        ENDED        ENDED      ENDED     THROUGH
                           9/30/96      9/30/95      9/30/94    9/30/93    9/30/92
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $  10.02     $   9.64     $  10.60   $  10.46   $  10.00
                           --------     --------     --------   --------   --------
Income from investment
 operations
 Net investment income         0.58         0.58         0.55       0.54       0.24
 Net gain (loss) on
  investments
  (both realized and
  unrealized)                 (0.11)        0.38        (0.86)      0.16       0.46
                           --------     --------     --------   --------   --------
  Total from investment
   operations                  0.47         0.96        (0.31)      0.70       0.70
                           --------     --------     --------   --------   --------
LESS DISTRIBUTIONS
 Distributions from net
  investment income           (0.57)       (0.58)       (0.55)     (0.54)     (0.24)
 Distributions from net
  realized capital gains        - -          - -        (0.10)     (0.02)       - -
                           --------     --------     --------   --------   --------
  Total distributions         (0.57)       (0.58)       (0.65)     (0.56)     (0.24)
                           --------     --------     --------   --------   --------
NET ASSET VALUE AT END OF
 PERIOD                    $   9.92     $  10.02     $   9.64   $  10.60   $  10.46
                           ========     ========     ========   ========   ========
Total return                   4.82%       10.28%       (3.08)%     6.88%      7.14%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $126,312     $134,835     $128,974   $137,065   $105,620
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.53%/3/     0.42%/3/     0.40%      0.73%      0.80%/2/
 Before
  advisory/administration
  fee waivers                  0.83%        0.79%        0.80%      0.81%      0.80%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  6.03%        5.94%        5.48%      5.23%      5.28%/2/
 Before
  advisory/administration
  fee waivers                  5.73%        5.57%        5.08%      5.15%      5.28%/2/
PORTFOLIO TURNOVER RATE         580%         247%           9%        80%        38%

/1/Commencement of operations of share class.
/2/Annualized.
/3/Including interest expense, ratios would have been 0.83% for the period ended September 30, 1996, and 0.55% for the period ended September 30, 1995.

                                       7.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          INTERMEDIATE BOND PORTFOLIO

                                                                    FOR THE
                                                                     PERIOD
                                 YEAR         YEAR        YEAR     9/17/93/1/
                                ENDED        ENDED        ENDED     THROUGH
                               9/30/96      9/30/95      9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING
 OF PERIOD                     $   9.43     $   9.05     $ 10.01    $ 10.00
                               --------     --------     -------    -------
Income from investment
 operations
 Net investment income             0.56         0.56        0.54       0.02
 Net gain (loss) on
  investments
  (both realized and
  unrealized)                     (0.09)        0.38       (0.88)     (0.01)
                               --------     --------     -------    -------
  Total from investment
   operations                      0.47         0.94       (0.34)      0.01
                               --------     --------     -------    -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income               (0.55)       (0.56)      (0.56)       - -
 Distributions from net
  realized capital gains          (0.03)         - -       (0.06)       - -
                               --------     --------     -------    -------
  Total distributions             (0.58)       (0.56)      (0.62)       - -
                               --------     --------     -------    -------
NET ASSET VALUE AT END OF
 PERIOD                        $   9.32     $   9.43     $  9.05    $ 10.01
                               ========     ========     =======    =======
Total return                       5.10%       10.76%      (3.52)%     0.10%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period
  (in thousands)               $207,909     $124,979     $71,896    $56,713
 Ratios of expenses to
  average net assets
 After
  advisory/administration fee
  waivers                          0.53%/3/     0.47%/3/    0.45%      0.45%/2/
 Before
  advisory/administration fee
  waivers                          0.83%        0.89%       0.88%      0.84%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration fee
  waivers                          6.27%        6.18%       5.54%      4.72%/2/
 Before
  advisory/administration fee
  waivers                          5.97%        5.84%       5.11%      4.33%/2/
PORTFOLIO TURNOVER RATE             670%         262%         92%         4%

/1/Commencement of operations of share class.
/2/Annualized.
/3/Including interest expense, ratios would have been 0.83% for the period ended September 30, 1996, and 0.55% for the period ended September 30, 1995.

                                       8.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                              CORE BOND PORTFOLIO+

                                 FOR THE             FOR THE
                                  PERIOD              PERIOD
                              APRIL 1, 1996        JULY 1, 1995           YEAR          YEAR      DECEMBER 9, 1992/1/
                                 THROUGH             THROUGH              ENDED         ENDED           THROUGH
                            SEPTEMBER 30, 1996    MARCH 31, 1996      JUNE 30, 1995 JUNE 30, 1994    JUNE 30, 1993
 PER SHARE OPERATING
 PERFORMANCE:
 NET ASSET VALUE,
 BEGINNING OF PERIOD             $   9.61            $  9.85             $  9.36       $ 10.37          $10.00
                                 --------            -------             -------       -------          ------
 Net investment income
 (net of $.004, $.003 and
 $.001, respectively, of
 interest expense)(**)               0.30               0.47                0.62          0.55            0.32
 Net realized and
 unrealized gains on
 investments                        (0.06)             (0.07)               0.50         (0.60)           0.37
                                 --------            -------             -------       -------          ------
 Net (decrease) increase
 from investment
 operations                          0.24               0.40                1.12         (0.05)           0.69
                                 --------            -------             -------       -------          ------
 Dividends from net
 investment income                  (0.30)             (0.47)              (0.62)        (0.55)          (0.32)
 Distributions from net
 realized capital gains               - -              (0.17)              (0.01)        (0.41)            - -
                                 --------            -------             -------       -------          ------
  Total dividends and
  distributions                     (0.30)             (0.64)              (0.63)        (0.96)          (0.32)
                                 --------            -------             -------       -------          ------
 NET ASSET VALUE, END OF
 PERIOD                          $   9.55            $  9.61             $  9.85       $  9.36          $10.37
                                 ========            =======             =======       =======          ======
 Total investment
 return(***)                         2.55%              3.93%              11.79%        (0.69)%          6.88%
 RATIOS TO AVERAGE NET
 ASSETS:
 Expenses(*)                         0.55%/2/,/3/       0.66%/2/,/3/        0.55%         0.55%           0.55%/2/
 Excluding Waivers                   0.84%/2/           0.91%/2/            1.75%         2.65%           2.44%/2/
 Net investment
 income(**)                          6.75%/2/           5.89%/2/            6.62%         5.61%           5.57%/2/
 Excluding Waivers                   6.45%/2/           5.64%/2/            5.43%         3.51%           3.68%/2/
 SUPPLEMENTAL DATA:
 PORTFOLIO TURNOVER                   308%               723%                435%          722%            354%
 Net assets, end of
 period (in thousands)           $162,626            $64,707             $32,191       $12,507          $7,803

+ This Portfolio commenced operations on December 9, 1992 as the Core Fixed
  Income Portfolio, a separate investment portfolio (the "Predecessor Core Bond Portfolio") of The BFM Institutional Trust Inc., which was organized as a Maryland business corporation. On January 13, 1996, the assets and liabilities of the Predecessor Core Bond Portfolio were transferred to this Portfolio, which had no prior operating history.
/1Commencement/of investment operations of share class.
/2Annualized./
/3Including/interest expense, ratios would have been 0.80% for the period ended
  September 30, 1996, and 0.75% for the period ended March 31, 1996. For the periods prior to March 31, 1996 interest income was presented net of interest expense.

                                       9.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                            MANAGED INCOME PORTFOLIO

                                                                                        FOR THE
                                                                                         PERIOD
                             YEAR      YEAR      YEAR       YEAR      YEAR     YEAR    11/1/89/1/
                            ENDED     ENDED     ENDED      ENDED     ENDED     ENDED    THROUGH
                           9/30/96   9/30/95   9/30/94    9/30/93   9/30/92   9/30/91   9/30/90
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $  10.38  $   9.79  $  11.17   $  10.74  $  10.26  $  9.70   $ 10.00
                           --------  --------  --------   --------  --------  -------   -------
Income from investment
 operations
 Net investment income         0.64      0.65      0.64       0.67      0.69     0.74      0.66
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                 (0.21)     0.60     (1.21)      0.56      0.48     0.63     (0.29)
                           --------  --------  --------   --------  --------  -------   -------
 Total from investment
  operations                   0.43      1.25     (0.57)      1.23      1.17     1.37      0.37
                           --------  --------  --------   --------  --------  -------   -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income           (0.62)    (0.65)    (0.64)     (0.67)    (0.69)   (0.73)    (0.66)
 Distribution in excess
  of net investment
  income                        - -     (0.01)    (0.02)       - -       - -    (0.08)    (0.01)
 Distributions from net
  realized capital gains      (0.10)      - -     (0.14)     (0.13)      - -      - -       - -
 Distributions in excess
  of net realized gains         - -       - -     (0.01)       - -       - -      - -       - -
                           --------  --------  --------   --------  --------  -------   -------
 Total distributions          (0.72)    (0.66)    (0.81)     (0.80)    (0.69)   (0.81)    (0.67)
                           --------  --------  --------   --------  --------  -------   -------
NET ASSET VALUE AT END OF
 PERIOD                    $  10.09  $  10.38  $   9.79   $  11.17  $  10.74  $ 10.26   $  9.70
                           ========  ========  ========   ========  ========  =======   =======
Total return                   4.33%    13.27%    (5.27)%    12.13%    11.80%   14.74%     3.80%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $564,744  $443,148  $395,060   $341,791  $314,075  $52,802   $38,328
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.58%     0.57%     0.55%      0.74%     0.80%    0.80%     0.80%/2/
 Before
  advisory/administration
  fee waivers                  0.81%     0.77%     0.77%      0.78%     0.80%    0.84%     0.82%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  6.17%     6.44%     6.11%      6.25%     6.28%    7.36%     7.31%/2/
 Before
  advisory/administration
  fee waivers                  5.95%     6.24%     5.89%      6.21%     6.28%    7.32%     7.29%/2/
PORTFOLIO TURNOVER RATE         638%      203%       61%        72%       56%      38%       18%

/1/Commencement of operations of share class.
/2/Annualized.

                                      10.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         INTERNATIONAL BOND PORTFOLIO+

                                                                FOR THE
                                                                 PERIOD
                                                               6/10/96/1/
                                                                THROUGH
                                                                9/30/96
NET ASSET VALUE AT BEGINNING OF PERIOD                          $ 11.37
                                                                -------
Income from investment operations
 Net investment income                                             0.21
 Net (loss) gain on investments (both realized and unrealized)     0.30
                                                                -------
  Total from investment operations                                 0.51
                                                                -------
LESS DISTRIBUTIONS
 Distributions from net investment income                         (0.17)
 Distributions from net realized capital gains                      - -
                                                                -------
 In Excess of Net Realized Gains
  Total distributions                                             (0.17)
                                                                -------
NET ASSET VALUE AT END OF PERIOD                                $ 11.71
                                                                =======
Total return                                                       4.48%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)                     $30,882
 Ratios of expenses to average net assets                          0.92%/2/
 Excluding waivers                                                 1.32%/2/
 Ratios of net investment income to average net assets             6.28%/2/
 Excluding waivers                                                 5.88%/2/
PORTFOLIO TURNOVER RATE                                             108%

+This Portfolio commenced operations on July 1, 1991 as the Compass Interna-tional Fixed Income Fund, a separate investment portfolio (the "Predecessor In-ternational Bond Portfolio") of Compass Capital Group, which was organized as a Massachusetts business trust. The assets and liabilities of the Predecessor In-ternational Bond Portfolio were transferred to this Portfolio, which had no prior operating history, on February 13, 1996. For the periods presented, this Portfolio received Sub-advisory services from another company that was unaffil-iated with PAMG and BlackRock.
1 Commencement of operations of share class.
2 Annualized.

                                      11.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           TAX-FREE INCOME PORTFOLIO

                                                                   FOR THE
                                                                    PERIOD
                                       YEAR     YEAR     YEAR     1/21/93/1/
                                       ENDED    ENDED    ENDED     THROUGH
                                      9/30/96  9/30/95  9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                               $10.61   $10.04   $11.31      $10.61
                                      ------   ------   ------      ------
Income from investment operations
 Net investment income                  0.49     0.53     0.53        0.42
 Net gain (loss) on investments (both
  realized and unrealized)              0.28     0.59    (0.93)       0.70
                                      ------   ------   ------      ------
 Total from investment operations       0.77     1.12    (0.40)       1.12
                                      ------   ------   ------      ------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                               (0.54)   (0.53)   (0.53)      (0.42)
 Distributions from net realized
  capital gains                          - -    (0.02)   (0.34)        - -
                                      ------   ------   ------      ------
 Total distributions                   (0.54)   (0.55)   (0.87)      (0.42)
                                      ------   ------   ------      ------
NET ASSET VALUE AT END OF PERIOD      $10.84   $10.61   $10.04      $11.31
                                      ======   ======   ======      ======
Total return                            7.45%   11.54%   (3.77)%     10.72%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                          $8,350   $  271   $  132      $  675
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                               0.55%    0.52%    0.50%       0.50%/2/
 Before advisory/administration fee
  waivers                               0.89%    1.30%    1.73%       1.28%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                               5.10%    5.19%    4.97%       5.14%/2/
 Before advisory/administration fee
  waivers                               4.78%    4.41%    3.74%       4.36%/2/
PORTFOLIO TURNOVER RATE                  268%      92%      40%         71%

                     PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

                                                                   FOR THE
                                                                    PERIOD
                                       YEAR     YEAR     YEAR     12/1/92/1/
                                       ENDED    ENDED    ENDED     THROUGH
                                      9/30/96  9/30/95  9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                               $10 .33  $ 9.82   $10.70      $10.00
                                      -------  ------   ------      ------
Income from investment operations
 Net investment income                   0.52    0.52     0.53        0.39
 Net gain (loss) on investments (both
  realized and unrealized)               0.12    0.51    (0.85)       0.73
                                      -------  ------   ------      ------
 Total from investment operations        0.64    1.03    (0.32)       1.12
                                      -------  ------   ------      ------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                                (0.53)  (0.52)   (0.53)      (0.39)
 Distributions from net realized
  capital gains                           - -     - -    (0.03)      (0.03)
                                      -------  ------   ------      ------
 Total distributions                    (0.53)  (0.52)   (0.56)      (0.42)
                                      -------  ------   ------      ------
NET ASSET VALUE AT END OF PERIOD      $ 10.44  $10.33   $ 9.82      $10.70
                                      =======  ======   ======      ======
Total return                             6.29%  10.81%   (2.96)%     11.69%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                          $ 3,609  $2,092   $  639      $  256
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                                0.55%   0.52%    0.39%       0.09%/2/
 Before advisory/administration fee
  waivers                                0.85%   0.84%    0.99%       0.97%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                                5.01%   5.23%    5.27%       5.19%/2/
 Before advisory/administration fee
  waivers                                4.72%   4.91%    4.67%       4.31%/2/
PORTFOLIO TURNOVER RATE                   119%     66%      30%         40%

/1/Commencement of operations of share class.
/2/Annualized.


                                      12.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         OHIO TAX-FREE INCOME PORTFOLIO

                                                                   FOR THE
                                                                    PERIOD
                                       YEAR     YEAR     YEAR     12/1/92/1/
                                       ENDED    ENDED    ENDED     THROUGH
                                      9/30/96  9/30/95  9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                               $10.05   $ 9.60   $10.53      $10.00
                                      ------   ------   ------      ------
Income from investment operations
 Net investment income                  0.50     0.55     0.53        0.36
 Net gain (loss) on investments (both
  realized and unrealized)              0.10     0.45    (0.91)       0.53
                                      ------   ------   ------      ------
 Total from investment operations       0.60     1.00    (0.38)       0.89
                                      ------   ------   ------      ------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                               (0.50)   (0.55)   (0.53)      (0.36)
 Distributions from net realized
  capital gains                          - -      - -    (0.02)        - -
                                      ------   ------   ------      ------
 Total distributions                   (0.50)   (0.55)   (0.55)      (0.36)
                                      ------   ------   ------      ------
NET ASSET VALUE AT END OF PERIOD      $10.15   $10.05   $ 9.60      $10.53
                                      ======   ======   ======      ======
Total return                            6.12%   10.75%   (3.75)%      9.10%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                          $  409   $  200   $  127      $1,676
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                               0.51%    0.12%    0.10%       0.08%/2/
 Before advisory/administration fee
  waivers                               1.10%    1.19%    1.49%       2.59%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                               4.96%    5.61%    5.16%       4.99%/2/
 Before advisory/administration fee
  waivers                               4.37%    4.54%    3.77%       2.48%/2/
PORTFOLIO TURNOVER RATE                  136%      63%      61%         36%

/1/Commencement of operations of share class.
/2/Annualized.

                                      13.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS?
--------------------------------------------------------------------------------

                  The COMPASS CAPITAL FUND Family consists of 30 portfolios and has been structured to include many different investment styles across the spectrum of fixed income investments so that investors may participate across multiple disciplines in order to seek their long-term financial goals.

                  The Bond Portfolios of COMPASS CAPITAL FUNDS consist of ten investment portfolios that provide investors with a broad spectrum of investment alternatives within the fixed income sector. Six of these Portfolios invest solely in taxable bonds and four of these Portfolios invest in tax-exempt bonds.

                  In certain investment cycles and over certain holding peri-ods, a fund that invests in any one of these styles may per-form above or below the market. An investment program that combines these multiple disciplines allows investors to se-lect from among these various product options in the way that most closely fits the investor's goals and sentiments.

                    PORTFOLIO                   INVESTMENT OBJECTIVE
            Low Duration Bond          To realize a rate of return that
                                       exceeds the total return of the
                                       Merrill Lynch 1-3 year Treasury Index.
            Intermediate Government    To seek current income consistent with
             Bond, Intermediate Bond,  the preservation of capital.
             Managed Income and
             International Bond
            Core Bond                  To realize a total rate of return that
                                       exceeds the total return of the Lehman
                                       Brothers Aggregate Index.
            Tax-Free Income,           To seek as high a level of current
             Pennsylvania Tax-Free     income exempt from Federal income tax
             Income, New Jersey Tax-   and, to the extent possible for each
             Free Income and Ohio      State-Specific Tax-Free Portfolio,
             Tax-Free Income           income tax of the specific state in
                                       which the Portfolio concentrates, as
                                       is consistent with preservation of
                                       capital.

                                      14.

--------------------------------------------------------------------------------
WHAT ARE THE DIFFERENCES AMONG THE PORTFOLIOS?
--------------------------------------------------------------------------------

PORTFOLIO CHARACTERISTICS:

                                          DOLLAR-
                                         WEIGHTED
                                          AVERAGE                                MIN
                    PERFORMANCE          MATURITY          CREDIT QUALITY      CREDIT
  PORTFOLIO          BENCHMARK*       (APPROXIMATE)**      CONCENTRATION       QUALITY
Low Duration      Merrill 1-3 Year       3-5 Years          Gov't/Agency         AAA
 Bond              Treasury Index
Intermediate      Lehman Brothers       5-10 Years          Gov't/Agency         AAA
 Gov't Bond      Intermediate Gov't
Intermediate      Lehman Brothers       5-10 Years        Investment Grade       BBB
 Bond               Intermediate                              Spectrum
                     Gov't/Corp
Core Bond         Lehman Aggregate      5-10 Years        Investment Grade       BBB
                                                              Spectrum
Managed           Lehman Aggregate      5-10 Years        Investment Grade       BBB
 Income                                                       Spectrum
International     Salomon Non-U.S.      5-15 Years            AA, AAA,           BBB
 Bond               Hedged World                            Gov't/Agency
               Government Bond Index
Tax-Free       Lehman Municipal Bond    10-15 Years       Investment Grade       BBB
 Income                Index                                  Spectrum
PA Tax-Free    Lehman Local GO Index    10-15 Years       Investment Grade       BBB
 Income                                                       Spectrum
NJ Tax-Free    Lehman Local GO Index    10-15 Years       Investment Grade       BBB
 Income                                                       Spectrum
OH Tax-Free    Lehman Local GO Index    10-15 Years       Investment Grade       BBB
 Income                                                       Spectrum

 *For more information on a Portfolio's benchmark, see the Appendix at the back of this Prospectus.
**The Portfolios' sub-adviser will normally attempt to structure the Portfolios to have comparable durations to the benchmarks. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average matu-rity.

                                      15.

--------------------------------------------------------------------------------
WHAT TYPES OF SECURITIES ARE IN THE PORTFOLIOS?
--------------------------------------------------------------------------------

The following table summarizes the types of securities found in each Portfolio, according to the following designations:

  Yes:The Portfolio will hold a significant concentration of these securities at all times.

  Elig.: Eligible; the Portfolio may purchase these securities, but they may or may not be a significant holding at a given time.

  Temp.: Temporary; the Portfolio may purchase these securities, but under nor-mal market conditions is not expected to do so.

  No:The Portfolio may not purchase these securities.

                                             NON                    FOREIGN
                                           AGENCY/                SECURITIES/
                                   AGENCY COMMERCIAL               CURRENCY
               TREASURIES AGENCIES MBS/1/   MBS/1/   CORP. ABS/2/    RISK     MUNICIPALS
Low Duration      Yes       Yes     Yes     Elig.    Elig. Elig.      No        Elig.
 Bond
Intermediate      Yes       Yes     Yes     Elig.     Yes  Elig.      No        Elig.
 Gov't Bond
Intermediate      Yes       Yes     Yes     Elig.     Yes   Yes       No        Elig.
 Bond
Core Bond         Yes       Yes     Yes     Elig.     Yes   Yes       No        Elig.
Managed           Yes       Yes     Yes     Elig.     Yes   Yes      Elig.      Elig.
 Income
International    Elig.     Elig.   Elig.    Elig.    Elig. Elig.      Yes       Elig.
 Bond
Tax-Free         Temp.       No      No       No      No     No       No         Yes
 Income
PA Tax-Free      Temp.       No      No       No      No     No       No         Yes
 Income
NJ Tax-Free      Temp.       No      No       No      No     No       No         Yes
 Income
OH Tax Free      Temp.       No      No       No      No     No       No         Yes
 Income

/1/MBS = mortgage-backed securities
/2/ABS = asset-backed securities

                                      16.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS' FUNDAMENTAL INVESTMENT LIMITATIONS?
--------------------------------------------------------------------------------

A Portfolio's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. However, shareholders will be given at least 30 days' notice before any change to a Portfolio's investment objective. No assurance can be provided that a Portfolio will achieve its in-vestment objective.

Each Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of a Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolios' fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

No Portfolio may:

(1) purchase securities (except U.S. Government securities) if more than 5% of its total assets will be invested in the securities of any one issuer, ex-cept that up to 25% of a Portfolio's total assets may be invested without regard to this 5% limitation;

(2) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry; and

(3) in the case of each Tax-Free Portfolio (as defined below), invest less than 80% of its net assets in Municipal Obligations (as defined below), except during defensive periods or during periods of unusual market conditions.

Restriction 1 does not apply to the State-Specific Tax-Free Portfolios. In-stead, as a non-fundamental investment restriction, each State-Specific Tax-Free Portfolio will not invest in securities (except U.S. Government securi-ties) that would cause, at the end of any tax quarter (plus any additional grace period), more than 5% of its total assets to be invested in securities of any one issuer, except that up to 50% of a Portfolio's total assets may be in-vested without regard to this limitation so long as no more than 25% of the Portfolio's total assets are invested in any one issuer (except U.S. Government securities).

The investment limitations stated above are applied at the time investment se-curities are purchased.


                                      17.

--------------------------------------------------------------------------------
WHAT ADDITIONAL INVESTMENT POLICIES AND RISKS APPLY?
--------------------------------------------------------------------------------

INVESTMENT QUALITY. Securities acquired by the Low Duration Bond Portfolio and Intermediate Government Bond Portfolio will be rated in the highest rating cat-egory at the time of purchase or, if unrated, of comparable quality as deter-mined by the Portfolios' sub-adviser. Securities acquired by the other Portfo-lios will be rated investment grade at the time of purchase (within the four highest rating categories by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Duff & Phelps Credit Co. or Fitch Investor Services, Inc.) or, if unrated, of comparable quality as determined by the Portfolios' sub-adviser. Securities rated "Baa" on "BBB" are generally consid-ered to be investment grade although they have speculative characteristics. If a security's rating is reduced below the minimum rating that is permitted for a Portfolio, the Portfolio's sub-adviser will consider whether the Portfolio should continue to hold the security.

INVESTMENT CONCENTRATION. Each Portfolio will normally invest at least 80% of the value of its total assets in debt securities. The Intermediate Government Bond Portfolio will invest at least 65% of its total assets in obligations is-sued or guaranteed by the U.S. Government, its agencies or instrumentalities and related repurchase agreements during normal market conditions. Under normal market conditions, the International Bond Portfolio will invest at least 65% of its total assets in the debt obligations of foreign issuers located in at least three different foreign countries. The Pennsylvania Tax-Free Income Portfolio, New Jersey Tax-Free Income Portfolio and Ohio Tax-Free Income Portfolio (the "State-Specific Tax-Free Portfolios") and the Tax-Free Income Portfolio (to-gether with the "State-Specific Tax-Free Portfolios," the "Tax-Free Portfo-lios") will invest, during normal market conditions, at least 80% of their net assets in obligations issued by or on behalf of states, territories and posses-sions of the United States, the District of Columbia and their political sub-divisions, agencies, instrumentalities and authorities and related tax-exempt derivative securities the interest on which is exempt from regular Federal in-come tax and is not an item of tax preference for purposes of the Federal al-ternative minimum tax ("Municipal Obligations"). In addition, each State-Spe-cific Tax-Free Portfolio intends to invest at least 65% of its net assets in Municipal Obligations of issuers located in the particular state indicated by its name ("State-Specific Obligations"). The Tax-Free Income Portfolio intends to invest no more than 25% of its net assets in Municipal Obligations of is-suers located in the same state. During temporary defensive periods each Tax-Free Portfolio may invest without limitation in securities that are not Munici-pal Obligations and may hold without limitation uninvested cash reserves.

FOREIGN INVESTMENTS. The International Bond Portfolio will invest primarily in foreign securities and currencies. The Managed Income Portfolio may invest up to 10% of its total assets in debt securities of foreign issuers and may hold from time to time various foreign currencies pending investment or conversion into U.S. dollars. Investing in securities of foreign issuers involves consid-erations not typically associated with investing in securities of companies or-ganized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Portfolio that invests in foreign securities will be affected favorably or unfavorably by changes in currency exchange rates.

A Portfolio's investments in foreign securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitations on the removal of funds or assets, or imposition of (or change in) exchange control regulations. In addi-tion, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Portfolio's operations. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. While the volume of transactions effected on foreign stock exchanges has increased in recent years, it remains appreciably below that of the New York Stock Exchange. Accordingly, a Portfo-lio's foreign investments may be less liquid and their prices may be more vola-tile than comparable investments in securities in U.S. companies. In addition, there is generally less gov-

                                      18.

--------------------------------------------------------------------------------
ernment supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

Foreign investments may include: (a) debt obligations issued or guaranteed by foreign sovereign governments or their agencies, authorities, instrumentalities or political subdivisions, including a foreign state, province or municipality;
(b) debt obligations of supranational organizations such as the World Bank, Asian Development Bank, European Investment Bank, and European Economic Commu-nity; (c) debt obligations of foreign banks and bank holding companies; (d) debt obligations of domestic banks and corporations issued in foreign curren-cies; (e) debt obligations denominated in the European Currency Unit (ECU); and
(f) foreign corporate debt securities and commercial paper. Such securities may include loan participations and assignments, convertible securities and zero-coupon securities.

Because the securities markets in these countries are highly developed, the In-ternational Bond Portfolio may invest more that 25% of its total assets in the securities of issuers located in Canada, France, Germany, Japan and the United Kingdom. Investments of 25% or more of the Portfolio's total assets in a par-ticular country will make the Portfolio's performance more dependent upon the political and economic circumstances of a particular country than a mutual fund that is more widely diversified among issuers in different countries.

To maintain greater flexibility, the International Bond Portfolio may invest in instruments which have the characteristics of futures contracts. These instru-ments may take a variety of forms, such as debt securities with interest or principal payments determined by reference to the value of a currency or com-modity at a future point in time. The risks of such investments could reflect the risks of investing in futures, currencies and securities, including vola-tility and illiquidity.

The expense ratio of the International Bond Portfolio can be expected to be higher than those of Portfolios investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as higher investment research costs, higher foreign custody costs, higher commission costs and additional costs arising from delays in settlements of transactions involving foreign securities.

MUNICIPAL INVESTMENTS. The two principal classifications of Municipal Obliga-tions are "general obligation" securities and "revenue" securities. General ob-ligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue se-curities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being fi-nanced. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal Obligations may also in-clude "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Also included within the general category of Municipal Obligations are partici-pation certificates in a lease, an installment purchase contract, or a condi-tional sales contract ("lease obligations") entered into by a state or politi-cal subdivision to finance the acquisition or construction of equipment, land, or facilities. Although lease obligations are not general obligations of the issuer for which the state or other governmental body's unlimited taxing power is pledged, certain lease obligations are backed by a covenant to appropriate money to make the lease obligation payments. However, under certain lease obli-gations, the state or governmental body has no obligation to make these pay-ments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, dis-position of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that is not yet as marketable as more conventional securities.

                                      19.

--------------------------------------------------------------------------------


Each Tax-Free Portfolio may invest up to 20% of its total assets in private ac-tivity bonds the interest on which is an item of tax preference for purposes of the Federal alternative minimum tax ("AMT Paper") when added together with any other taxable investments held by the Portfolio. In addition, each Tax-Free Portfolio may invest 25% or more of its assets in Municipal Obligations the in-terest on which is paid solely from revenues of similar projects. To the extent a Portfolio's assets are invested in Municipal Obligations payable from the revenues of similar projects or are invested in private activity bonds, the Portfolio will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than it would be if its assets were not so invested.

The Tax-Free Income Portfolio is classified as a diversified portfolio, and the State-Specific Tax-Free Portfolios are classified as non-diversified portfo-lios, under the 1940 Act. Investment returns on a non-diversified portfolio typically are dependent upon the performance of a smaller number of securities relative to the number held in a diversified portfolio. Consequently, the change in value of any one security may affect the overall value of a non-di-versified portfolio more than it would a diversified portfolio.

Each Tax-Free Portfolio may acquire "stand-by commitments" with respect to Mu-nicipal Obligations held by it. Under a stand-by commitment, a dealer agrees to purchase, at the Portfolio's option, specified Municipal Obligations at a spec-ified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligations to which the commit-ment relates. The Tax-Free Portfolios may also invest in tax-exempt derivative securities relating to Municipal Obligations, including tender option bonds, participations, beneficial interests in trusts and partnership interests.

The amount of information regarding the financial condition of issuers of Mu-nicipal Obligations may be less extensive than the information for public cor-porations, and the secondary market for Municipal Obligations may be less liq-uid than that for taxable obligations. Accordingly, the ability of a Portfolio to buy and sell Municipal Obligations may, at any particular time and with re-spect to any particular securities, be limited. In addition, Municipal Obliga-tions purchased by the Portfolios include obligations backed by letters of credit and other forms of credit enhancement issued by domestic and foreign banks, as well as other financial institutions. Changes in the credit quality of these institutions could cause loss to a Tax-Free Portfolio and affect its share price.

Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal and state income tax are rendered by counsel to the respective issuers and sponsors of the obligations at the time of issu-ance. The Fund and its service providers will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative securities, or the bases for such opinions.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES. The Portfolios (except the Tax-Free Portfolios) may make significant investments in residential and commercial mortgage-related and other asset-backed securities (i.e., securities backed by home equity loans, installment sale contracts, credit card receivables or other assets) issued by governmental entities and private issuers.

The Portfolios may acquire several types of mortgage-related securities, in-cluding guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, adjustable rate mortgage-related securities ("ARMs") and collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in a variety of ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes hav-ing an earlier stated maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until other specified classes have been retired and are con-verted thereafter to interest-paying securities. They may also include planned amortization classes ("PACs") which generally require, within certain limits, that speci-

20.

--------------------------------------------------------------------------------
fied amounts of principal be applied on each payment date, and generally ex-hibit less yield and market volatility than other classes.

Non-mortgage asset-backed securities involve risks that are not presented by mortgage-related securities. Primarily, these securities do not have the bene-fit of the same security interest in the underlying collateral. Credit card re-ceivables are generally unsecured, and the debtors are entitled to the protec-tion of a number of state and Federal consumer credit laws many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the pur-chaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. There-fore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

The yield and maturity characteristics of mortgage-related and other asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may normally be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. In calculating the average weighted maturity of a Portfolio, the ma-turity of mortgage-related and other asset-backed securities held by the Port-folio will be based on estimates of average life which take prepayments into account. The average life of a mortgage-related instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of scheduled principal payments and mortgage prepayments. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments.

The relationship between prepayments and interest rates may give some high-yielding asset-backed securities less potential for growth in value than con-ventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Portfolio will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, an asset-backed security's total return and maturity may be difficult to predict precisely. To the extent that a Portfolio purchases asset-backed securities at a premium, prepayments (which may be made without penalty) may result in loss of the Portfolio's principal investment to the extent of premium paid.

The Portfolios may from time to time purchase in the secondary market certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. (or Sears Mortgage if PNC Mortgage Securities Corp. succeeded to rights and duties of Sears Mortgage) or mortgage-related securities contain-ing loans or mortgages originated by PNC Bank, National Association ("PNC Bank") or its affiliates. It is possible that under some circumstances, PNC Mortgage Securities Corp. or its affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage Securities Corp. or its affiliates.

STRIPPED AND ZERO COUPON OBLIGATIONS. To the extent consistent with their in-vestment objectives, the Portfolios may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obliga-tions. These participations, which may be issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their "face value," and may include stripped mortgage-backed securities ("SMBS"). Stripped securities, par-ticularly SMBS, may exhibit greater price volatility than ordinary debt securi-ties because of the manner in which their principal and interest are returned to investors. The International Bond Portfolio also may purchase "stripped" se-curities that evidence ownership in the future interest payments or principal payments on obligations of foreign governments.

                                      21.

--------------------------------------------------------------------------------

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mort-gage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. How-ever, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment. The market value of SMBS can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that re-ceives all or most of the interest are generally higher than prevailing market yields on other mortgage-related obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped.

Each Portfolio may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest pay-ments.

CORPORATE AND BANK OBLIGATIONS. To the extent consistent with their investment objectives, the Portfolios (except the Tax-Free Portfolios) may invest in debt obligations of domestic or foreign corporations and banks, and may acquire com-mercial obligations issued by Canadian corporations and Canadian counterparts of U.S. corporations, as well as Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer. Bank obligations may include certificates of deposit, notes, bankers' acceptances and fixed time deposits. These obliga-tions may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of a specific obligation or by gov-ernment regulation. The Portfolios may also make interest-bearing savings de-posits in commercial and savings banks in amounts not in excess of 5% of their respective total assets.

U.S. GOVERNMENT OBLIGATIONS. Treasury obligations differ only in their interest rates, maturities and times of issuance. Obligations of certain agencies and instrumentalities of the U.S. Government such as the Government National Mort-gage Association are supported by the United States' full faith and credit; others such as those of the Federal National Mortgage Association and the Stu-dent Loan Marketing Association are supported by the right of the issuer to borrow from the Treasury; others such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored agencies or instrumen-talities if it is not obligated to do so by law.

INTEREST RATE AND CURRENCY TRANSACTIONS. The Portfolios may enter into interest rate swaps and may purchase or sell interest rate caps and floors. The Portfo-lios may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their holdings, as a duration manage-ment technique or to protect against an increase in the price of securities a Portfolio anticipates purchasing at a later date. The Portfolios intend to use these transactions as a hedge and not as a speculative investment.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of inter-est on a notional principal amount from the party selling such interest rate floor.

In addition, the International Bond Portfolio may engage in foreign currency exchange transactions to protect against uncertainty in the level of future ex-change rates. The Portfolio may engage in foreign currency exchange transac-tions in connection with the purchase and sale of portfolio securities (trans-action hedging) and to protect the value of specific portfolio positions (posi-tion hedging). The Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of

                                      22.

--------------------------------------------------------------------------------
transactions in portfolio securities denominated in that foreign currency, and may also enter into contracts to purchase or sell foreign currencies at a fu-ture date ("forward contracts") and purchase and sell foreign currency futures contracts (futures contracts). The Portfolio may also purchase exchange-listed and over-the-counter call and put options on futures contracts and on foreign currencies, and may write covered call options on up to 100% of the currencies in its portfolio. In order to protect against currency fluctuations, the Inter-national Bond Portfolio may enter into currency swaps. Currency swaps involve the exchange of the rights of the Portfolio and another party to make or re-ceive payments in specified currencies.

OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment ob-jective, each Portfolio may write covered call options, buy put options, buy call options and write secured put options for the purpose of hedging or earn-ing additional income, which may be deemed speculative, or, with respect to the International Bond Portfolio, cross-hedging. These options may relate to par-ticular securities, securities indices or the yield differential between two securities, or, in the case of the International Bond Portfolio, foreign cur-rencies, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. A Portfolio will not pur-chase put and call options when the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.

To the extent consistent with its investment objective, each Portfolio may also invest in futures contracts and options on futures contracts for hedging pur-poses or to maintain liquidity. The value of a Portfolio's contracts may equal or exceed 100% of its total assets, although a Portfolio will not purchase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered in to for other than bona fide hedging purposes is 5% or less of its net assets.

Futures contracts obligate a Portfolio, at maturity, to take or make delivery of certain securities, the cash value of a securities index or a stated quan-tity of a foreign currency. A Portfolio may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. A Portfolio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, a Portfolio may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

A Portfolio may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Portfolio sells an option on a futures contract, it becomes ob-ligated to sell or buy a futures contract if the option is exercised. In con-nection with a Portfolio's position in a futures contract or related option, the Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

The primary risks associated with the use of futures contracts and options are
(a) the imperfect correlation between the change in market value of the instru-ments held by a Portfolio and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the re-sulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the sub-adviser's inability to predict correctly the direction of securities pric-es, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default to the performance of its obligations. For further discussion of risks involved with domestic and foreign futures and options, see the Statement of Additional Information.

                                      23.

--------------------------------------------------------------------------------

The Fund intends to comply with the regulations of the Commodity Futures Trad-ing Commission exempting the Portfolios from registration as a "commodity pool operator."

GUARANTEED INVESTMENT CONTRACTS. The Portfolios may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under these contracts, a Portfolio makes cash contributions to a de-posit fund of the insurance company's general account. The insurance company then credits to the Portfolio, on a monthly basis, interest which is based on an index (such as the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. Each Portfolio does not expect to invest more than 5% of its net assets in GICs at any time during the current fiscal year.

SECURITIES LENDING. A Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or ir-revocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. A Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securities loans involve risks of delay in receiving additional collateral or in recover-ing the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

VARIABLE AND FLOATING RATE INSTRUMENTS. The Portfolios may purchase rated and unrated variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The Portfolios may invest up to 10% of their total assets in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate of an inverse floater resets in the opposite direction from the market rate of inter-est to which it is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that ex-ceeds the magnitude of the change in the index rate of interest. The higher de-gree of leverage inherent in inverse floaters is associated with greater vola-tility in their market values. Issuers of unrated variable and floating rate instruments must satisfy the same criteria as set forth above for a Portfolio. The absence of an active secondary market with respect to particular variable and floating rate instruments, however, could make it difficult for a Portfolio to dispose of a variable or floating rate instrument if the issuer defaulted on its payment obligation or during periods when the Portfolio is not entitled to exercise its demand rights.

REPURCHASE AGREEMENTS. Each Portfolio may agree to purchase debt securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose a Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS. Each Portfolio is autho-rized to borrow money. If the securities held by a Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the de-cline in value suffered by the Portfolio's securities. Borrowings may be made through reverse repurchase agreements under which a Portfolio sells portfolio securities to financial institutions such as banks and broker-dealers and agrees to repurchase them at a particular date and price. The Portfolios may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Portfolios (except the Tax-Free Portfolios) may use reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the trans-action. This use of reverse repurchase agreements may be regarded as leveraging and, therefore, speculative. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the proceeds will be less than the interest expense, that the market value of the securities sold by a Portfolio may decline below the price of the securities the Portfolio is obli-gated to repurchase and that the securities may not be returned to the Portfo-lio. During the time a reverse repurchase agreement is outstand-

                                      24.

--------------------------------------------------------------------------------
ing, a Portfolio will maintain a segregated account with the Fund's custodian containing cash, U.S. Government or other appropriate liquid securities having a value at least equal to the repurchase price. A Portfolio's reverse repur-chase agreements, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets. In addition, a Portfolio (except the Tax-Free Portfolios) may borrow up to an additional 5% of its total assets for temporary purposes.

INVESTMENT COMPANIES. Each Portfolio may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. As a share-holder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that each Portfolio bears directly in connection with its own operations.

ILLIQUID SECURITIES. No Portfolio will knowingly invest more than 15% of the value of its net assets in securities that are illiquid. GICs, variable and floating rate instruments that cannot be disposed of within seven days, and re-purchase agreements and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to this 15% limit. Each Portfolio may purchase securities which are not registered un-der the Securities Act of 1933 (the "1933 Act") but which can be sold to "qual-ified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as it is determined by the Portfolios' sub-adviser that an adequate trading market exists for the se-curities. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institu-tional buyers become uninterested in purchasing these restricted securities.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio may purchase se-curities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Port-folio to purchase or sell particular securities with payment and delivery tak-ing place at a future date (perhaps one or two months later), and permit a Portfolio to lock in a price or yield on a security that it owns or intends to purchase, regardless of future changes in interest rates or market action. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. Each Portfolio's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual market conditions.

DOLLAR ROLL TRANSACTIONS. To take advantage of attractive opportunities in the mortgage market and to enhance current income, each Portfolio (except the Tax-Free Portfolios) may enter into dollar roll transactions. A dollar roll trans-action involves a sale by the Portfolio of a mortgage-backed or other security concurrently with an agreement by the Portfolio to repurchase a similar secu-rity at a later date at an agreed-upon price. The securities that are repur-chased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepay-ment histories than those sold. During the period between the sale and repur-chase, a Portfolio will not be entitled to receive interest and principal pay-ments on the securities sold. Proceeds of the sale will be invested in addi-tional instruments for the Portfolio, and the income from these investments will generate income for the Portfolio. If such income does not exceed the in-come, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Portfolio compared with what the per-formance would have been without the use of dollar rolls. At the time a Portfo-lio enters into a dollar roll transaction, it will place in a segregated ac-count maintained with its custodian cash, U.S. Government securities or other liquid securities having a value equal to the repurchase price (including ac-crued interest) and will subsequently monitor the account to ensure that its value is maintained. A Portfolio's dollar rolls, together with its reverse re-purchase agreements and other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets.

Dollar roll transactions involve the risk that the market value of the securi-ties a Portfolio is required to purchase may decline below the agreed upon re-purchase price of those securities. If the broker/dealer to

                                      25.

--------------------------------------------------------------------------------
whom a Portfolio sells securities becomes insolvent, the Portfolio's right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the sub-adviser's ability to correctly predict in-terest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.

SHORT SALES. The Portfolios may only make short sales of securities "against-the-box." A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation that the market price of that security will de-cline. The Portfolios may make short sales both as a form of hedging to offset potential declines in long positions in similar securities and in order to maintain portfolio flexibility. In a short sale "against-the-box," at the time of sale, the Portfolio owns or has the immediate and unconditional right to ac-quire the identical security at no additional cost. When selling short "against-the-box," a Portfolio forgoes an opportunity for capital appreciation in the security.

PORTFOLIO TURNOVER RATES. The past portfolio turnover rates of the Portfolios are set forth above under "What Are the Portfolios' Financial Highlights?" A Portfolio's annual portfolio turnover rate will not be a factor preventing a sale or purchase when the sub-adviser believes investment considerations war-rant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates will generally result in higher transaction costs to a Portfolio and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income.

INTEREST RATE AND EXTENSION RISK. The value of fixed income securities in the Portfolios can be expected to vary inversely with changes in prevailing inter-est rates. Fixed income securities with longer maturities, which tend to pro-duce higher yields, are subject to potentially greater capital appreciation and depreciation than securities with shorter maturities. The Portfolios are not restricted to any maximum or minimum time to maturity in purchasing individual portfolio securities, and the average maturity of a Portfolio's assets will vary within the limits stated above under "What Are the Differences Among the Portfolios?" based upon its sub-adviser's assessment of economic and market conditions. Although the Portfolios' sub-adviser will normally attempt to structure each Portfolio to have a comparable duration to its benchmark as stated in that section, there can be no assurance that it will be able to do so at all times.

STATE-SPECIFIC TAX-FREE PORTFOLIOS--ADDITIONAL RISK CONSIDERATIONS. The concen-tration of investments by the State-Specific Tax-Free Portfolios in State-Spe-cific Obligations raises special investment considerations. In particular, changes in the economic condition and governmental policies of a state and its political subdivisions could adversely affect the value of a Portfolio's shares. Certain matters relating to the states in which the State-Specific Tax-Free Portfolios invest are described below. For further information, see "Spe-cial Considerations Regarding State-Specific Obligations" in the Statement of Additional Information.

Pennsylvania. Although the General Fund of the Commonwealth (the principal op-erating fund of the Commonwealth) experienced deficits in fiscal 1990 and 1991, tax increases and spending decreases resulted in surpluses the following four years. As of June 30, 1995, the General Fund had a surplus of $688.3 million. For the fiscal year ended June 30, 1996, the General Fund's expenditures ex-ceeded available revenues by approximately $253 million; this shortfall was funded by the General Fund's unappropriated surplus. Rising unemployment, a relatively high proportion of persons 65 and older in the Commonwealth and court ordered increases in healthcare reimbursement rates place increased pres-sures on the tax resources of the Commonwealth and its municipalities. The Com-monwealth has sold a substantial amount of bonds over the past several years, but the debt burden remains moderate. Employment growth has shifted to the trade and service sectors, with losses in more high-paid manufacturing posi-tions. A new governor took office in January 1995, but the Commonwealth has continued to show fiscal restraint.

New Jersey. The State of New Jersey generally has a diversified economic base consisting of, among others, commerce and service industries, selective commer-cial agriculture, insurance, tourism, petroleum refining and manufacturing, al-though New Jersey's manufacturing industry has experienced a downward trend in the last few years. New Jersey is a major recipient of Federal assistance and, of all the states, is among the

                                      26.

--------------------------------------------------------------------------------
highest in the amount of Federal aid received. Therefore, a decrease in Federal financial assistance may adversely affect the financial condition of New Jersey and its political subdivisions and instrumentalities. While New Jersey's eco-nomic base has become more diversified over time and thus its economy appears to be less vulnerable during recessionary periods, a recurrence of high levels of unemployment could adversely affect New Jersey's overall economy and the ability of New Jersey and its political subdivisions and instrumentalities to meet their financial obligations. In addition, New Jersey maintains a balanced budget which restricts total appropriation increases to only 5% annually with respect to any municipality or county. This balanced budget plan may actually adversely affect a particular municipality's or county's ability to repay its obligations.

Ohio. While diversifying more into the service and other non-manufacturing areas, the economy of Ohio continues to rely in part on durable goods manufac-turing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity in Ohio, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an im-portant segment of the Ohio economy with over half the State's area devoted to farming and approximately 16% of total employment in agribusiness. In past years, the State's overall unemployment rate has been somewhat higher than the national figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.5% national figure. However, for the last five years the State rates were below the national rates (4.8% versus 5.6% in 1995). The unemployment rate and its effects vary among particular geographic areas of the State. There can be no assurance that future national, regional or state-wide economic difficulties and the resulting impact on State or local government fi-nances generally will not adversely affect the market value of Ohio State-Spe-cific Obligations held in the Portfolio or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those obligations.

                                      27.

--------------------------------------------------------------------------------
WHO MANAGES THE FUND?
--------------------------------------------------------------------------------
BOARD OF          The business and affairs of the Fund are managed under the
TRUSTEES          direction of its Board of Trustees. The following persons
                  currently serve on the Board:

                 William O. Albertini--Executive Vice President and Chief Fi-nancial Officer of Bell Atlantic Corporation.

                 Raymond J. Clark--Treasurer of Princeton University.

                 Robert M. Hernandez--Vice Chairman and Chief Financial Officer of USX Corporation.

                 Anthony M. Santomero--Deputy Dean of The Wharton School, University of Pennsylvania.

                 David R. Wilmerding, Jr.--Chairman, Gee, Wilmerding & Associ-ates, Inc.

ADVISER AND       The Adviser to the Compass Capital Funds is PNC Asset Manage-
SUB-ADVISER       ment Group ("PAMG"). Each of the Portfolios within the Com-
                  pass Capital Fund family is managed by a specialized portfo-lio manager who is a member of PAMG's fixed income portfolio management subsidiary, BlackRock Financial Management, Inc.
                  ("BlackRock"). BlackRock has its primary offices at 345 Park
                  Avenue, New York, New York 10154.

                  The ten Portfolios and their portfolio managers are as fol-lows:

 COMPASS CAPITAL PORTFOLIO                 PORTFOLIO MANAGER
 -------------------------                 -----------------
Low Duration Bond             Robert S. Kapito; Vice Chairman of
                              BlackRock since 1988; Portfolio co-manager
                              since its inception.
                              Scott Amero; Managing Director of BlackRock
                              since 1990; Portfolio co-manager since its
                              inception.
                              Jody Kochansky; Vice President of BlackRock
                              since 1992; Portfolio co-manager since
                              1995.
Intermediate Government Bond  Robert S. Kapito and Scott Amero (see
                              above) and Michael P. Lustig; Mr. Lustig
                              has been Vice President of BlackRock since
                              1989; Messrs. Kapito, Lustig and Amero have
                              been Portfolio co-managers since 1995.
Intermediate Bond             Robert S. Kapito, Michael P. Lustig and
                              Scott Amero (see above); Messrs. Kapito,
                              Lustig and Amero have been Portfolio co-
                              managers since 1995.
Core Bond                     Scott Amero (see above); Mr. Amero has been
                              Portfolio manager since its inception.
Managed Income                Robert S. Kapito, Michael P. Lustig and
                              Scott Amero (see above); Messrs. Kapito,
                              Lustig and Amero have been Portfolio co-
                              managers since 1995.
International Bond            Andrew Gordon; portfolio manager at
                              BlackRock since 1996; responsible for non-
                              dollar research at Barclay Investments from
                              1994 to 1996 and at CS First Boston from
                              1986 to 1994; Portfolio manager since
                              January 1997.

                                      28.

--------------------------------------------------------------------------------

 COMPASS CAPITAL PORTFOLIO                 PORTFOLIO MANAGER
 -------------------------                 -----------------
Tax-Free Income               Kevin Klingert; portfolio manager at
                              BlackRock since 1991; prior to joining
                              BlackRock, Assistant Vice President,
                              Merrill, Lynch, Pierce, Fenner & Smith;
                              Portfolio manager since 1995.
Pennsylvania Tax-Free Income  Kevin Klingert (see above); Portfolio manager since 1995.
New Jersey Tax-Free Income    Kevin Klingert (see above); Portfolio
                              manager since 1995.
Ohio Tax-Free Income          Kevin Klingert (see above); Portfolio
                              manager since 1995.


                                      29.

-------------------------------------------------------------------------------
                 PAMG was organized in 1994 to perform advisory services for investment companies, and has its principal offices at 1600 Market Street, 29th Floor, Philadelphia, Pennsylvania 19103. PAMG is an indirect wholly-owned subsidiary of PNC Bank
                 Corp., a multi-bank holding company.

                 For their investment advisory and sub-advisory services, PAMG and the Portfolios' sub-adviser are entitled to fees, computed daily on a Portfolio-by-Portfolio basis and payable monthly, at the maximum annual rates set forth below. As stated under "What Are The Expenses Of The Portfolios?" PAMG and the sub-adviser intend to waive a portion of their fees during the current fiscal year. All sub-advisory fees are paid by PAMG, and do not represent an extra charge to the Portfolios.

                     MAXIMUM ANNUAL CONTRACTUAL FEE RATE (BEFORE WAIVERS)

                                          EACH PORTFOLIO
                                     EXCEPT THE INTERNATIONAL
                                          BOND PORTFOLIO       INTERNATIONAL BOND PORTFOLIO
                                     ------------------------- ----------------------------------
               AVERAGE DAILY NET      INVESTMENT  SUB-ADVISORY   INVESTMENT         SUB-ADVISORY
                    ASSETS           ADVISORY FEE     FEE       ADVISORY FEE            FEE
            first $1 billion             .500%        .350%          .550%               .400%
            $1 billion--$2 billion       .450         .300           .500                .350
            $2 billion--$3 billion       .425         .275           .475                .325
            greater than $3 billion      .400         .250           .450                .300

                 For the twelve months ended September 30, 1996, the Portfo-lios (other than the Low Duration Bond, Core Bond, Interna-tional Bond and New Jersey Tax-Free Income Portfolios) paid investment advisory fees at the following annual rates (ex-pressed as a percentage of average daily net assets) after voluntary fee waivers: Intermediate Government Bond Portfo-lio, .28%; Intermediate Bond Portfolio, .30%; Managed Income Portfolio, .35%; Tax-Free Income Portfolio, .28%; Pennsylva-nia Tax-Free Income Portfolio, .29%; and Ohio Tax-Free In-come Portfolio, .06%. For the period from April 1, 1996 through September 30, 1996, the Low Duration Bond and Core Bond Portfolios paid investment advisory fees, after volun-tary fee waivers, at the annual rates of .30% and .30% of their respective average daily net assets. For the periods from February 1, 1996 and February 13, 1996, respectively, through September 30, 1996, the New Jersey Tax-Free Income and International Bond Portfolios paid investment advisory fees, after voluntary fee waivers, at the annual rates of .30% and .55% of their respective average daily net assets.

                 The Portfolios' sub-adviser strives to achieve best execu-tion on all transactions. Infrequently, brokerage transac-tions for the Portfolios may be directed through registered broker/dealers who have entered into dealer agreements with Compass Capital's distributor, subject to the requirements of best execution.

ADMINISTRATORS   Compass Capital Group, Inc. ("CCG"), PFPC Inc. ("PFPC") and
                 Compass Distributors, Inc. ("CDI") (the "Administrators") serve as the Fund's co-administrators. CCG and PFPC are in-direct wholly-owned subsidiaries of PNC Bank Corp. CDI is a wholly-owned subsidiary of Provident Distributors, Inc.
                 ("PDI"). A majority of the outstanding stock of PDI is owned by its officers.

                 The Administrators generally assist the Fund in all aspects of its administration and operation, including matters re-lating to the maintenance of financial records and fund ac-counting. As compensation for these services, CCG is enti-tled to receive a

                                      30.

--------------------------------------------------------------------------------
               fee, computed daily and payable monthly, at an annual rate of .03% of each Portfolio's average daily net assets, and PFPC and CDI are entitled to receive a combined fee, computed daily and payable monthly, at an annual rate of .20% of the first $500 million of each Portfolio's average daily net assets, .18% of the next $500 million of each Portfolio's average daily net as-sets, .16% of the next $1 billion of each Portfolio's average daily net assets and .15% of each Portfolio's average daily net assets in excess of $2 billion. From time to time the Adminis-trators may waive some or all of their administration fees from a Portfolio.

               For information about the operating expenses the Portfolios paid for the most recent fiscal period, see "What Are The Ex-penses Of The Portfolios?"

TRANSFER       PNC Bank serves as the Portfolios' custodian and PFPC serves as
AGENT,         their transfer agent and dividend disbursing agent.
DIVIDEND
DISBURSING
AGENT AND
CUSTODIAN

EXPENSES Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. Expenses include, but are not limited to, fees paid to PAMG and the Administra-tors, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, fees and expenses in registering and qualifying the Portfolios and their shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of addi-tional information to existing shareholders, expenses relating to shareholder reports, shareholder meetings and proxy solici-tations, insurance premiums, the expense of independent pricing services, and other expenses which are not expressly assumed by PAMG or the Fund's service providers under their agreements with the Fund. Any general expenses of the Fund that do not be-long to a particular investment portfolio will be allocated among all investment portfolios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.

                                      31.

-------------------------------------------------------------------------------
HOW ARE SHARES PURCHASED AND REDEEMED?
-------------------------------------------------------------------------------

DISTRIBUTOR. Shares of the Portfolios are offered on a continuous basis by CDI as distributor (the "Distributor"). CDI maintains its principal offices at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The Fund is not required or permitted under the Plan to make distribution payments with respect to Institutional Shares. However, the Plan permits CDI, PAMG, the Administrators and other companies that receive fees from the Fund to make payments relating to distribution and sales support activities out of their past profits or other sources available to them which, subject to applicable NASD regulations, may include contributions to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsorship of various educational programs, sales contests and promo-tions in which participants may receive reimbursement of expenses, entertain-ment and prizes such as travel awards, merchandise and cash. For further in-formation, see "Investment Advisory, Administration, Distribution and Servic-ing Arrangements" in the Statement of Additional Information.

PURCHASE OF SHARES. Institutional Shares are offered to institutional invest-ors, including registered investment advisers with a minimum investment of $500,000 and individuals with a minimum investment of $2,000,000.

Institutional Shares are sold at their net asset value per share next computed after an order is received by PFPC. Orders received by PFPC by 4:00 p.m. (Eastern Time) on a Business Day are priced the same day. A "Business Day" is any weekday that the New York Stock Exchange (the "NYSE") and the Federal Re-serve Bank of Philadelphia (the "FRB") are open for business.

Purchase orders may be placed by telephoning PFPC at (800) 441-7450. Orders received by PFPC after 4:00 p.m. (Eastern Time) are priced on the following Business Day.

Payment for Institutional Shares must normally be made in Federal funds or other funds immediately available to the Fund's custodian. Payment may also, in the discretion of the Fund, be made in the form of securities that are per-missible investments for the respective Portfolios. For further information, see the Statement of Additional Information. The minimum initial investment for institutions is $5,000. There is no minimum subsequent investment require-ment.

Compass Capital may in its discretion waive the minimum investment amount and may reject any order for Institutional Shares.

REDEMPTION OF SHARES. Redemption orders for Institutional Shares may be placed by telephoning PFPC at (800) 441-7450. Institutional Shares are redeemed at their net asset value per share next determined after PFPC's receipt of the redemption order. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures.

Payment for redeemed shares for which a redemption order is received by PFPC before 4:00 p.m. (Eastern Time) on a Business Day is normally made in Federal funds wired to the redeeming Institution on the next Business Day, provided that the Fund's custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern Time) or on a day when the Fund's custodian is closed is normally wired in Federal funds on the next Business Day following redemption on which the Fund's custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days af-ter receiving a redemp-

                                      32.

--------------------------------------------------------------------------------
tion order if, in the judgment of PAMG, an earlier payment could adversely af-fect a Portfolio. No charge for wiring redemption payments is imposed by the Fund.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund may redeem Institutional Shares in any Portfolio account if the ac-count balance drops below $5,000 as the result of redemption requests and the shareholder does not increase the balance to at least $5,000 on thirty days' written notice.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

                                      33.

--------------------------------------------------------------------------------
HOW IS NET ASSET VALUE CALCULATED?
--------------------------------------------------------------------------------

Net asset value is calculated separately for Institutional Shares of each Port-folio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern Time) on each Business Day by dividing the value of all securities and other assets owned by a Portfolio that are allocated to its Institutional Shares, less the liabilities charged to its Institutional Shares, by the number of its Institutional Shares that are outstanding.

Most securities held by a Portfolio are priced based on their market value as determined by reported sales prices, or the mean between bid and asked prices, that are provided by securities dealers or pricing services. Portfolio securi-ties which are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direc-tion of the Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless a Portfolio's sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value.

HOW FREQUENTLY ARE DIVIDENDS AND DISTRIBUTIONS MADE TO INVESTORS?
--------------------------------------------------------------------------------

Each Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. All distributions are reinvested at net asset value in the form of additional full and fractional shares of Institutional Shares of the relevant Portfolio unless a shareholder elects otherwise. Such election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to dividends paid after its receipt by PFPC. Each Portfolio declares a dividend each day on "settled" shares (i.e. shares for which the particular Portfolio has received payment in Federal funds) on the first Business day after a purchase order is placed with the Fund. Payments by check are normally converted to Federal funds within two Business Days of receipt. Over the course of a year, substantially all of the Portfolios' net investment income will be declared as dividends. the amount of the daily dividend for each Portfolio will be based on periodic projections of its net investment income. All dividends are paid within ten days after the end of each month. Net realized capital gains (including net short-term capital gains), if any, will be distributed by each Portfolio at least annually.

                                      34.

--------------------------------------------------------------------------------
HOW ARE FUND DISTRIBUTIONS TAXED?
--------------------------------------------------------------------------------
Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If a Portfolio qualifies, it generally will be relieved of Federal income tax on amounts dis-tributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are "exempt interest dividends" or are treated as a return of capital), whether the distributions are paid in cash or reinvested in additional shares.

Distributions paid out of a Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder holds shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Each Tax-Free Portfolio intends to pay substantially all of its dividends as "exempt interest dividends." However, taxpayers are required to report the re-ceipt of "exempt interest dividends" on their Federal income tax returns, and in two circumstances such amounts, while exempt from regular Federal income tax, are taxable to persons subject to alternative minimum and environmental taxes. First, "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986 generally will constitute an item of tax preference for corporate and non-corporate taxpayers in determining alternative minimum and environmental tax liability. Second, "exempt interest dividends" must be taken into account by corporate taxpayers in determining certain ad-justments for alternative minimum and environmental tax purposes. In addition, investors should be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from private activity bonds. Shareholders who are recipients of Social Security Act or Railroad Re-tirement Act benefits should note that "exempt interest dividends" will be taken into account in determining the taxability of their benefit payments.

Each Tax-Free Portfolio will determine annually the percentages of its net in-vestment income which are exempt from the regular Federal income tax, which constitute an item of tax preference for Federal alternative minimum tax pur-poses, and which are fully taxable. These percentages will apply uniformly to all distributions declared from net investment income during that year and may differ significantly from the actual percentages for any particular day.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a speci-fied date in those months will be deemed to have been received by the share-holders on December 31 of such year, if the dividends are paid during the fol-lowing January.

An investor considering buying shares on or just before a dividend record date should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a shareholder upon the redemption, transfer or exchange of shares depending upon their tax basis and their price at the time of redemption, transfer or exchange. Any loss upon the sale or ex-change of shares held for six months or less will be disallowed for Federal in-come tax purposes to the extent of any exempt interest dividends received by the shareholder. For the Ohio Tax-Free Income Portfolio, the loss will be dis-allowed for Ohio income tax purposes to the same extent, even though, for Ohio income tax purposes, some portion of such dividends actually may have been sub-ject to Ohio income tax.

It is expected that dividends and certain interest income earned by the Inter-national Bond Portfolio from foreign securities will be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of the Portfolio's total assets at the close of a taxable year consists of stock or securities of foreign corporations, the Portfolio may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including gen-erally any withholding taxes and other foreign income taxes, as paid by its shareholders.

                                      35.

--------------------------------------------------------------------------------
The Portfolio intends to make this election. As a result, the amount of such foreign taxes paid by the Portfolio will be included in its shareholders' in-come pro rata (in addition to taxable distributions actually received by them), and each shareholder generally will be entitled either (a) to credit a propor-tionate amount of such taxes against U.S. Federal income tax liabilities, or
(b) if a shareholder itemizes deductions, to deduct such proportionate amounts from U.S. income, should the shareholder so choose.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolios. Except as discussed below, dividends paid by each Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of the dividends may be derived from interest on obligations which, if realized directly, would be exempt from such income taxes. In addition,shareholders who are non-resident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to differ-ent Federal income tax treatment. Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in a Portfolio. For additional information concerning the tax treatment of dividends and distributions by the states listed below, including certain restrictions applicable to such treatment, see "Taxes" in the Statement of Additional Infor-mation.

PENNSYLVANIA TAX CONSIDERATIONS. Income received by a shareholder attributable to interest realized by the Pennsylvania Tax-Free Income Portfolio from Penn-sylvania State-Specific Obligations or attributable to insurance proceeds on account of such interest, is not taxable to individuals, estates or trusts un-der the Personal Income Tax (in the case of insurance proceeds, to the extent they are exempt for Federal income tax purposes); to corporations under the Corporate Net Income Tax (in the case of insurance proceeds, to the extent they are exempt for Federal income tax purposes); nor to individuals under the Phil-adelphia School District Net Investment Income Tax ("School District Tax").

Income received by a shareholder attributable to gain on the sale or other dis-position by the Pennsylvania Tax-Free Income Portfolio of Pennsylvania State-Specific Obligations is taxable under the Personal Income Tax, the Corporate Net Income Tax, and, unless these assets were held by the Pennsylvania Tax-Free Income Portfolio for more than six months, the School District Tax.

To the extent that gain on the disposition of a share represents gain realized on Pennsylvania State-Specific Obligations held by the Pennsylvania Tax-Free Income Portfolio, such gain may be subject to the Personal Income Tax and Cor-porate Net Income Tax. Such gain may also be subject to the School District Tax, except that gain realized with respect to a share held for more than six months is not subject to the School District Tax.

This discussion does not address the extent, if any, to which shares, or inter-est and gain thereon, is subject to, or included in the measure of, the special taxes imposed by the Commonwealth of Pennsylvania on banks and other financial institutions or with respect to any privilege, excise, franchise or other tax imposed on business entities not discussed above (including the Corporate Capi-tal Stock/Foreign Franchise Tax.)

Shareholders of the Pennsylvania Tax-Free Income Portfolio are not subject to the Pennsylvania County Personal Property Tax to the extent that the Portfolio is comprised of Pennsylvania State-Specific Obligations and Federal obligations (if the interest on such obligations is exempt from state and local taxation under the laws of the United States).

NEW JERSEY TAX CONSIDERATIONS. It is anticipated that substantially all divi-dends paid by the New Jersey Tax-Free Income Portfolio will not be subject to New Jersey personal income tax. In accordance with the provisions of New Jersey law as currently in effect, distributions paid by a "qualified investment fund" will not be subject to the New Jersey personal income tax to the extent that the distributions are attributable to income received as interest or gain from New Jersey State-Specific Obligations, or as interest or gain from direct U.S. Government obligations. Distributions by a "qualified investment fund" that are attributable to most other sources will be subject to the New Jersey personal income tax. Shares of the Portfolio are not subject to property taxation by New Jersey or its political subdivisions.

                                      36.

--------------------------------------------------------------------------------

The New Jersey personal income tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, dividends and distributions from a "qualified investment fund" are included in the net income tax base for purposes of computing the Corporation Business Tax. Furthermore, any gain upon the redemption or sale of shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corpora-tion Business Tax.

OHIO TAX CONSIDERATIONS. Individuals and estates that are subject to Ohio per-sonal income tax or municipal or school district income taxes in Ohio will not be subject to such taxes on distributions from the Ohio Tax-Free Income Portfo-lio to the extent that such distributions are properly attributable to interest on Ohio State-Specific Obligations or obligations issued by the U.S. Govern-ment, its agencies, instrumentalities or territories (if the interest on such obligations is exempt from state income taxation under the laws of the United States) Corporations that are subject to the Ohio corporation franchise tax will not have to include distributions from the Ohio Tax-Free Income Portfolio in their net income base for purposes of calculating their Ohio corporation franchise tax liability to the extent that such distributions either constitute exempt-interest dividends for Federal income tax purposes or are properly at-tributable to interest on Ohio State-Specific Obligations or the U.S. obliga-tions described above. However, Shares of the Ohio Tax-Free Income Portfolio will be included in a corporation's net worth base for purposes of calculating the Ohio corporation franchise tax. Distributions properly attributable to gain on the sale, exchange or other disposition of Ohio State-Specific Obligations will not be subject to the Ohio personal income tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Distributions attributable to other sources will be subject to the Ohio personal income tax and the Ohio corpora-tion franchise tax.

                                      37.

--------------------------------------------------------------------------------
HOW IS THE FUND ORGANIZED?
--------------------------------------------------------------------------------

The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. On January 12, 1996 the Fund changed its name from The PNC(R) Fund to Compass Capital Funds SM. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more clas-ses of shares. Pursuant to this authority, the Trustees have authorized the is-suance of an unlimited number of shares in thirty investment portfolios. Each Portfolio offers five separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, Investor B Shares and Investor C Shares. This pro-spectus relates only to Institutional Shares of the Portfolios described here-in.

Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees and amounts payable under the Fund's Distribution and Service Plan. In addition, each class of Investor Shares is sold with different sales charges. Because of these "class expenses" and sales charges, the performance of a Portfolio's Institutional Shares is ex-pected to be higher than the performance of the Portfolio's Service Shares, and the performance of both the Institutional Shares and Service Shares of a Port-folio is expected to be higher than the performance of the Portfolio's classes of Investor Shares. The performance of each class of Investor Shares may be different. The Fund offers various services and privileges in connection with its Investor Shares that are not generally offered in connection with its In-stitutional and Service Shares, including an automatic investment plan and an automatic withdrawal plan. For further information regarding the Fund's Service and Investor Share classes, contact PFPC at (800) 441-7764 (Service Shares) or
(800) 441-7762 (Investor Shares).

Each share of a Portfolio has a par value of $.001, represents an interest in that Portfolio and is entitled to the dividends and distributions earned on that Portfolio's assets that are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as required under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On November 30, 1996, PNC Bank held of record approximately 70% of the Fund's outstanding shares, as trustee on behalf of individual and institutional in-vestors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp., a multi-bank holding company.

                                      38.

--------------------------------------------------------------------------------
HOW IS PERFORMANCE CALCULATED?
--------------------------------------------------------------------------------

Performance information for Institutional Shares of the Portfolios may be quoted in advertisements and communications to shareholders. Total return will be calculated on an average annual total return basis for various periods. Av-erage annual total return reflects the average annual percentage change in value of an investment in Institutional Shares of a Portfolio over the measur-ing period. Total return may also be calculated on an aggregate total return basis. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividend and capital gain distributions made by a Portfolio with respect to its Institutional Shares are reinvested in Institutional Shares.

The yield of Institutional Shares is computed by dividing the Portfolio's net income per share allocated to its Institutional Shares during a 30-day (or one month) period by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis. Each Tax-Free Portfolio's "tax-equivalent yield" may also be quoted, which shows the level of taxable yield needed to produce an after-tax equivalent to a Portfolio's tax-free yield. This is done by increasing the Portfolio's yield (calculated above) by the amount necessary to reflect the payment of Federal and/or state income tax at a stated tax rate.

The performance of a Portfolio's Institutional Shares may be compared to the performance of other mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other financial or industry publications that monitor the perfor-mance of mutual funds. For example, the performance of a Portfolio's Institu-tional Shares may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service, and with the performance of the Lehman GMNA Index, the T-Bill Index, the "stocks, bonds and inflation index" published annually by Ibbotson Associ-ates and the Lehman Government Corporate Bond Index, as well as the benchmarks attached to this Prospectus. Performance information may also include evalua-tions of the Portfolios and their Institutional Shares published by nationally recognized ranking services, and information as reported in financial publica-tions such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publi-cations of a local or regional nature.

In addition to providing performance information that demonstrates the actual yield or return of Institutional Shares of a particular Portfolio, a Portfolio may provide other information demonstrating hypothetical investment returns. This information may include, but is not limited to, illustrating the com-pounding effects of dividends in a dividend reinvestment plan or the impact of tax-deferred investing.

Performance quotations for shares of a Portfolio represent past performance and should not be considered representative of future results. The investment re-turn and principal value of an investment in a Portfolio will fluctuate so that an investor's Institutional Shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for Institutional Shares of a Portfolio cannot necessarily be used to compare an investment in such shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operat-ing expenses and market conditions. Any fees charged by brokers or other insti-tutions directly to their customer accounts in connection with investments in Institutional Shares will not be included in the Portfolio performance calcula-tions.

                                      39.

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of the Compass Capital Funds:
We have audited the accompanying statements of assets and liabilities, includ-ing the schedules of investments, of the Short Government Bond, Intermediate Government Bond, Intermediate Bond, Core Bond, Government Income, Managed In-come, International Bond, Tax-Free Income and New Jersey Tax-Free Income Port-folios of the Compass Capital Fund, and the statements of net assets of the Pennsylvania Tax-Free Income and Ohio Tax-Free Income Portfolios of the Compass Capital Funds as of September 30, 1996, and the related statements of opera-tions for the periods then ended, the statements of changes in net assets for each of the two years (or periods) in the period then ended, and the financial highlights for each of the periods presented (except for those statements which have been audited by other auditors as discussed below). These financial state-ments and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net as-sets for the year ended June 30, 1995, and the financial highlights for the year ended June 30, 1995 and each of the prior periods presented of the Short Government Bond and Core Bond Portfolios, formerly the BFM Institutional Trust Short Duration and Core Fixed Income Portfolios (the "BFM Funds"), respectively were audited by other auditors, whose report dated August 7, 1995 expressed an unqualified opinion thereon.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial high-lights are free of materials misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments held by the custodian and brokers as of September 30, 1996. An audit also includes assess-ing the accounting principles used and significant estimates made by manage-ment, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Compass Capital Funds (Short Government Bond, Intermediate Government Bond, In-termediate Bond, Core Bond, Government Income, Managed Income, International Bond, Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free and Ohio Tax-Free Income Portfolios), as of September 30, 1996, and the results of their operations for the periods then ended, the changes in their net assets for each of the two years (or periods) in the period then ended (except for the year ended June 30, 1995 for the BFM Funds which have been audited by other au-ditors), and the financial highlights for each of the periods presented (except for the year ended June 30, 1995 and prior periods for the BFM Funds which have been audited by other auditors), in conformity with generally accepted account-ing principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
November 22, 1996

                                      40.

--------------------------------------------------------------------------------
HOW CAN I GET MORE INFORMATION?
--------------------------------------------------------------------------------

                   CONVENIENT WAYS TO ACCESS FUND INFORMATION

Below is a brief description of how investors can easily access information about the Compass Capital Funds.

 FUND INFORMATION          HOURS AVAILABLE           PHONE INFORMATION
 MUTUAL FUND SPECIALISTS   9 AM to 6 PM, E.S.T.      toll-free 888-4COMPASS
 Available to provide      Monday through Friday     toll-free 888-426-6727
 performance and market                              toll-free 800-388-8734
 trends.
 PORTFOLIO MANAGERS        9 AM to 6 PM, E.S.T.      toll-free 888-4COMPASS
 COMMENTARY                Monday through Friday     toll-free 888-426-6727
 (Audio recording updated                            toll-free 800-388-8734
 periodically)
 SHAREHOLDER SERVICES
 TELEPHONE ACCESS:         24 Hours, 7 days a week   toll-free 800-441-7764
 ACCOUNT SERVICE           8:30 to 5 PM, E.S.T.      toll-free 800-441-7764
 REPRESENTATIVES:          Monday through Friday
 Available to discuss
 account balance
 information, mutual fund
 prospectus, literature
 and discuss programs and
 services available.
 PURCHASES AND             8:30 to 5 PM, E.S.T.      toll-free 800-441-7450
 REDEMPTIONS               Monday through Friday
 WORLD WIDE WEB:
 Access general fund       24 Hours, 7 days a week   http://www.compassfunds.com
 information and specific
 fund performance.
 Request mutual fund
 prospectuses and
 literature. Forward
 mutual fund inquiries.
 E-MAIL:
 Request prospectuses and  24 Hours, 7 days a week   funds@compassfunds.com
 literature. Forward
 mutual fund inquiries.
 WRITTEN CORRESPONDENCE:   POST OFFICE BOX ADDRESS   STREET ADDRESS
                           Compass Capital Funds     Compass Capital Funds
                           c/o PFPC Inc.             c/o PFPC Inc.
                           P.O. Box 8907             400 Bellevue Parkway
                           Wilmington, DE 19899-8907 Wilmington, DE 19809

                                      41.

--------------------------------------------------------------------------------
                                    APPENDIX

    COMPASS CAPITAL            PERFORMANCE
       PORTFOLIO                BENCHMARK                              DESCRIPTION
Low Duration Bond        Merrill 1-3 Year         Treasuries with maturities ranging from 1 to 2.99
                         Treasury Index           years
Intermediate Government  Lehman Brothers          Treasury and agency issues in the Lehman Aggregate,
Bond                     Intermediate Government  excluding maturities above 9.99 years
Intermediate Bond        Lehman Brothers          Treasury, agency and corporate issues in the Lehman
                         Intermediate Gov't/Corp  Aggregate, excluding maturities above 9.99 years
Core Bond                Lehman Aggregate         The Lehman Aggregate contains issues that meet the
                                                  following criteria:
                                                  . At least $100 million par amount outstanding for
                                                    entry and exit
                                                  . Rated investment grade (at least Baa-3) by Moody's
                                                    or S&P (if not rated by Moody's)
                                                  . At least one year at maturity
                                                  . Coupon must have a fixed rate
                                                  . Excludes CMOs, ARMs, manufactured homes, non-
                                                    agency bonds, buydowns, graduated equity
                                                    mortgages, project loans and non-conforming
                                                    ("jumbo") mortgages
                                                  . As of November 1996, the composition of the Lehman
                                                    Brothers Aggregate Index is:
                                                  52% allocation to Treasury and government securities
                                                  29% allocation to mortgage-backed securities
                                                  19% allocation to corporate and asset-backed
                                                  securities
Managed Income           Lehman Aggregate         The Lehman Aggregate contains issues that meet the
                                                  following criteria:
                                                  . At least $100 million par amount outstanding for
                                                    entry and exit
                                                  . Rated investment grade (at least Baa-3) by Moody's
                                                    or S&P (if not rated by Moody's)
                                                  . At least one year at maturity
                                                  . Coupon must have a fixed rate
                                                  . Excludes CMOs, ARMs, manufactured homes, non-
                                                    agency bonds, buydowns, graduated equity
                                                    mortgages, project loans and non-conforming
                                                    ("jumbo") mortgages
                                                  . As of November 1996, the composition of the Lehman
                                                    Brothers Aggregate Index is:
                                                  52% allocation to Treasury and government securities
                                                  29% allocation to mortgage-backed securities
                                                  19% allocation to corporate and asset-backed
                                                  securities
International Bond       Salomon Non-U.S.         A market-capitalization weighted benchmark that
                         Hedged World             tracks the performance of the 13 Government bond
                         Government Bond Index    markets of Australia, Austria, Belgium, Canada,
                                                  Denmark, France, Germany, Italy, Japan, the
                                                  Netherlands, Spain, Sweden and the United Kingdom.
                                                  The currency-hedged return is computed by using a
                                                  rolling one-month forward exchange contract as a
                                                  hedging instrument.
Tax-Free Income          Lehman Municipal         All of the bonds in the following Municipal Indices
                         Bond Index               possess the following characteristics:
                                                  . A minimum credit rating of Baa-3
                                                  . Outstanding par value of at least $3 million
                                                  .Must be issued as part of a deal of at least $50
                                                  million
                                                  . Individual bonds must have been issued within the
                                                    last 5 years
                                                  . Remaining maturity of not less than one year
                                                  Excludes bonds subject to the alternative minimum
                                                  tax (AMT), taxable municipal bonds, and floating-
                                                  rate or zero coupon municipal bonds
Pennsylvania Tax-Free    Lehman Local GO Index    Local general obligation bonds
Income
New Jersey Tax-Free      Lehman Local GO Index    Local general obligation bonds
Income
Ohio Tax-Free Income     Lehman Local GO Index    Local general obligation bonds

                                      42.

                                                          COMPASS CAPITAL FUNDS
THE COMPASS CAPITAL FUNDS

Compass Capital Funds is a leading mutual fund company currently managing in excess of $11 billion in 30 portfolios designed to fit a broad range of investment goals. Each portfolio is managed by recognized experts in equity, fixed income, international, and tax-free investing who adhere to a pure investment style.SM

STOCK PORTFOLIOS
--------------------------------------------------------------------------------

    Large Cap Growth Equity             Small Cap Growth Equity
    Large Cap Value Equity              Small Cap Value Equity
    Mid-Cap Growth Equity               International Equity
    Mid-Cap Value Equity                International Emerging Markets
                                        Index Equity
                                        Select Equity

STOCK & BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Balanced

BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Low Duration Bond                   Government Income
    Intermediate Government Bond        Managed Income
    Intermediate Bond                   International Bond
    Core Bond

TAX-FREE BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Tax-Free Income                     New Jersey Tax-Free Income
    Pennsylvania Tax-Free Income        Ohio Tax-Free Income

MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------

    Money Market                        North Carolina Municipal Money Market
    U.S. Treasury Money Market          Ohio Municipal Money Market
    Municipal Money Market              Pennsylvania Municipal Money Market
    New Jersey Municipal Money Market   Virginia Municipal Money Market

                                                                January 1, 1997
--------------------------------------------------------------------------------
THE BOND PORTFOLIOS SERVICE SHARES
--------------------------------------------------------------------------------

ASKING THE KEY
QUESTIONS

                                                                          PAGE
            What Are The Expenses Of The Portfolios?.....................   4
            What Are The Portfolios' Financial Highlights?...............   7
            What Are The Portfolios?.....................................  16
            What Are The Differences Among The Portfolios?...............  17
            What Types of Securities Are In The Portfolios?..............  17
            What Are The Portfolios' Fundamental Investment
             Limitations?................................................  18
            What Additional Investment Policies And Risks Apply?.........  19
            Who Manages The Fund?........................................  29
            How Are Shares Purchased And Redeemed?.......................  34
            What Special Purchase And Redemption Procedures May Apply?...  36
            How Is Net Asset Value Calculated?...........................  38
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  38
            How Are Fund Distributions Taxed?............................  39
            How Is the Fund Organized?...................................  42
            How Is Performance Calculated?...............................  43
            Other Information............................................  44
            How Can I Get More Information?..............................  45

              This Prospectus contains information about the Compass Capital bond Portfolios that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information dated January 1, 1997 has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information may be obtained free of charge from the Fund by calling (800) 441-7764. The Statement of Additional In-formation, as supplemented from time to time, is incorporated by reference into this Prospectus.

              SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DE-POSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIOS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT IN-VESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE STATE-SPECIFIC TAX-FREE PORTFOLIOS ARE INTENDED ONLY FOR RESIDENTS OF THE RESPECTIVE STATES INDICATED.

                                       2.

--------------------------------------------------------------------------------
THE BOND PORTFOLIOS OF COMPASS CAPITAL FUNDS
--------------------------------------------------------------------------------

               The COMPASS CAPITAL FUND family consists of 30 portfolios and has been structured to include many different investment styles across the spectrum of fixed income investments so that invest-ors may participate across multiple disciplines in order to seek their long-term financial goals.

               The Bond Portfolios of COMPASS CAPITAL FUNDS consist of ten in-vestment portfolios (the "Portfolios") that provide investors with a broad spectrum of investment alternatives within the fixed income sector. Six of these Portfolios invest in taxable bonds, and four of these Portfolios invest in tax-exempt bonds. A detailed description of each Portfolio begins on page 16.


               COMPASS           PERFORMANCE          LIPPER PEER GROUP
               CAPITAL           BENCHMARK
               PORTFOLIO


               LOW DURATION      Merrill 1-3          Short-Intermediate U.S.
                BOND              Year Treasury        Government
                (PREVIOUSLY       Index
                CALLED THE
                SHORT
                GOVERNMENT
                BOND
                PORTFOLIO)


               INTERMEDIATE      Lehman Brothers      Intermediate U.S.
                GOVERNMENT        Intermediate         Government
                BOND              Government


               INTERMEDIATE      Lehman Brothers      Intermediate
                BOND              Intermediate         Government/Corporate
                                  Government/Corporate

               CORE BOND         Lehman               Intermediate Investment
               MANAGED INCOME     Aggregate            Grade Debt
                                 Lehman               Corporate Debt A-Rated
                                  Aggregate

               INTERNATIONAL     Salomon Non-         International Income
                BOND              U.S. Hedged
                                  World
                                  Government
                                  Bond Index

               TAX-FREE          Lehman               General Municipal Debt
                INCOME            Municipal Bond
                                  Index

               PA TAX-FREE       Lehman Local GO      PA Municipal Debt
                INCOME            Index

               NJ TAX-FREE       Lehman Local GO      NJ Municipal Debt
                INCOME            Index

               OH TAX FREE       Lehman Local GO      OH Municipal Debt
                INCOME            Index



UNDERSTANDING  This Prospectus has been crafted to provide detailed, accurate
THE COMPASS    and comprehensive information on the Compass Capital Portfo-
CAPITAL BOND   lios. We intend this document to be an effective tool as you
PORTFOLIOS     explore different directions in fixed income investing.

CONSIDERING    There can be no assurance that any mutual fund will achieve its
THE RISKS IN   investment objective. Some or all of the Portfolios may pur-
BOND           chase mortgage-related, asset-backed, foreign and illiquid se-
INVESTING      curities; enter into repurchase and reverse repurchase agree-
               ments and engage in leveraging techniques; lend portfolio secu-rities to third parties; and enter into futures contracts and options. Each of the Pennsylvania, New Jersey and Ohio Tax-Free
               Income Portfolios (the "State-Specific Tax-Free Portfolios") concentrates in the securities of issuers located in a particu-lar state, and is non-diversified, which means that its perfor-mance may be dependent upon the performance of a smaller number of securities than the other Portfolios, which are considered diversified. See "What Additional Investment Policies And Risks
               Apply?"

INVESTING IN   For information on how to purchase and redeem shares of the
THE COMPASS    Portfolios, see "How Are Shares Purchased And Redeemed?" and
CAPITAL        "What Special Purchase And Redemption Procedures May Apply?"
FUNDS

                                       3.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIOS?
--------------------------------------------------------------------------------

Below is a summary of the annual operating expenses incurred by Service Shares of the Portfolios after fee waivers for the fiscal period ended September 30, 1996 as a percentage of average daily net assets. The figures shown for the In-termediate Government Bond, Intermediate Bond, International, Tax-Free Income, Pennsylvania Tax-Free Income and Ohio Tax-Free Income Portfolios have been re-stated to reflect current expenses and fee waivers. An example based on the summary is also shown.

                                             LOW     INTERMEDIATE
                                           DURATION   GOVERNMENT  INTERMEDIATE
                                             BOND        BOND         BOND
                                          PORTFOLIO   PORTFOLIO    PORTFOLIO
ANNUAL PORTFOLIO OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Advisory fees (after fee waivers)(/1/)          .30%         .30%         .30%
Other operating expenses                        .55          .55          .55
                                               -----       ------       ------
 Administration fees (after fee
  waivers)(/1/)                            .15         .15          .13
 Shareholder servicing fees                .15         .15          .15
 Other expenses                            .25         .25          .27
                                          ----       -----        -----
Total Portfolio operating expenses
 (after fee waivers)(/1/)                       .85%         .85%         .85%
                                               =====       ======       ======

                                  CORE     MANAGED
                                  BOND      INCOME
                               PORTFOLIO  PORTFOLIO
ANNUAL PORTFOLIO OPERATING
 EXPENSES
 (AS A PERCENTAGE OF AVERAGE
 NET ASSETS)
Advisory fees (after fee
 waivers)(/1/)                       .30%       .35%
Other operating expenses             .55        .53
                                    -----      -----
 Administration fees (after
  fee waivers)(/1/)             .14        .15
 Shareholder servicing fees     .15        .15
 Other expenses                 .26        .23
                               ----       ----
Total Portfolio operating
 expenses
 (after fee waivers)(/1/)            .85%       .88%
                                    =====      =====

(1) Without waivers, advisory fees would be .50% and administration fees would be .23% for each Portfolio. PAMG and the Portfolios' administrators are un-der no obligation to waive fees or reimburse expenses, but have informed the Fund that they expect to waive fees and reimburse expenses during the remainder of the current fiscal year as necessary to maintain the Portfo-lios' total operating expenses at the levels set forth in the table. With-out waivers, "Other operating expenses" would be .63%, .63%, .65%, .64% and .61%, respectively, and "Total Portfolio operating expenses" would be 1.13%, 1.13%, 1.15%, 1.14% and 1.11%, respectively. See "What are the Port-folios' Financial Highlights?" for information about interest paid by the Portfolios in connection with their investment activity.

                                       4.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIOS? (CONTINUED)
--------------------------------------------------------------------------------

                                                                PENNSYLVANIA
                                     INTERNATIONAL    TAX-FREE    TAX-FREE
                                          BOND         INCOME      INCOME
                                       PORTFOLIO     PORTFOLIO   PORTFOLIO
ANNUAL PORTFOLIO OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET
 ASSETS)
Advisory fees (after fee
 waivers)(/1/)                                  .50%       .30%         .30%
Other operating expenses                        .78        .55          .55
                                                ---        ---          ---
 Administration fees (after fee
  waivers)(/1/)                         .15           .11         .14
 Shareholder servicing fees             .15           .15         .15
 Other expenses (after expense
  reimbursements)                       .48           .29         .26
                                        ---           ---         ---
Total Portfolio operating expenses
 (after fee waivers and expense
 reimbursements)(/1/)                          1.28%       .85%         .85%
                                               ====        ===          ===

                             NEW JERSEY    OHIO
                              TAX-FREE   TAX-FREE
                               INCOME     INCOME
                             PORTFOLIO  PORTFOLIO
ANNUAL PORTFOLIO OPERATING
 EXPENSES
 (AS A PERCENTAGE OF AVERAGE
 NET ASSETS)
Advisory Fees (after fee
 waivers)(/1/)                     .30%       .30%
Other operating expenses           .55        .55
                                   ---        ---
 Administration fees (after
  fee waivers)(/1/)           .11        .10
 Shareholder servicing fees   .15        .15
 Other expenses               .29        .30
                             ----       ----
Total Portfolio operating
 expenses
 (after fee waivers)(/1/)          .85%       .85%
                                   ===        ===

(1) Without waivers, advisory fees would be .55%, .50%, .50%, .50% and .50%, respectively, and administration fees would be .23% for each Portfolio. In addition, the Expense Summary reflects reimbursements made to the Tax-Free Income Portfolio by the adviser. PAMG and the Portfolio's administrators are under no obligation to waive fees or reimburse expenses, but have in-formed the Fund that they expect to waive fees and reimburse expenses dur-ing the remainder of the current fiscal year as necessary to maintain the Portfolios' total operating expenses at the levels set forth in the table. Without waivers, "Other operating expenses" would be .86%, .67%, .64%, .67% and .68% respectively, and "Total Portfolio operating expenses" would be 1.41%, 1.17%, 1.14%,1.17% and 1.18%, respectively.

                                       5.

--------------------------------------------------------------------------------
EXAMPLE

An investor in Service Shares would pay the following expenses on a $1,000 in-vestment assuming (1) 5% annual return, and (2) redemption at the end of each time period:

                                      ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Low Duration Bond Portfolio             $ 9        $27        $47       $105
Intermediate Government Bond
 Portfolio                                9         27         47        105
Intermediate Bond Portfolio               9         27         47        105
Core Bond Portfolio                       9         27         47        105
Managed Income Portfolio                  9         28         49        108
International Bond Portfolio             11         33         57        127
Tax-Free Income Portfolio                 9         27         47        105
Pennsylvania Tax-Free Income
 Portfolio                                9         27         47        105
New Jersey Tax-Free Income Portfolio      9         27         47        105
Ohio Tax-Free Income Portfolio            9         27         47        105

The foregoing Tables and Example are intended to assist investors in under-standing the costs and expenses that an investor in the Portfolios will bear either directly or indirectly. They do not reflect any charges that may be im-posed by brokers or other institutions directly on their customer accounts in connection with investments in the Portfolios.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE IN-VESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                       6.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS' FINANCIAL HIGHLIGHTS?
--------------------------------------------------------------------------------

               The following financial information has been derived from the financial statements incorporated by reference into the State-ment of Additional Information and has been audited by the Portfolios' independent accountants. The financial statements of the Core Bond Portfolio and the Low Duration Portfolio (for-merly, the Short Government Bond Portfolio) for the year ended June 30, 1995 were audited by other auditors. Please refer to a revised auditor's report under "Other Information" which makes reference to the audits performed by those other auditors. This financial information should be read together with those finan-cial statements. Further information about the performance of the Portfolios is available in the Fund's annual shareholder reports. Both the Statement of Additional Information and the annual shareholder reports may be obtained from the Fund free of charge by calling (800) 441-7764.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          LOW DURATION BOND PORTFOLIO+
                (FORMERLY, THE SHORT GOVERNMENT BOND PORTFOLIO)


                                           FOR THE PERIOD     FOR THE PERIOD
                                           APRIL 1, 1996    JANUARY 13, 1996/1/
                                              THROUGH             THROUGH
                                         SEPTEMBER 30, 1996   MARCH 31, 1996
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period          $  9.79            $   9.91
                                              -------            --------
 Net investment income (net of $.014,
  $.011 and $.005 respectively,
  of interest expense)                           0.26                0.11
 Net realized and unrealized loss on
  investments                                   (0.01)              (0.12)
                                              -------            --------
Net increase from investment operations          0.25               (0.01)
                                              -------            --------
Dividends from net investment income            (0.25)              (0.11)
Distributions from net realized capital
 gains                                            - -                 - -
                                              -------            --------
  Total dividends and distributions             (0.25)              (0.11)
                                              -------            --------
NET ASSET VALUE, END OF PERIOD                $  9.79            $   9.79
                                              =======            ========
Total investment return                          2.54%              (0.11)%
RATIOS TO AVERAGE NET ASSETS:
 Expenses/2/                                     0.85%/3/            0.85%/3/
 Excluding waivers/2/                            1.13%               1.05%
 Net investment income/2/                        5.40%               5.25%
 Excluding waivers/2/                            5.13%               5.05%
SUPPLEMENTAL DATA:
 Portfolio turnover                               228%                185%
 Net assets, end of period (in
  thousands)                                  $91,870            $181,670

+ This Portfolio commenced operations on July 17, 1992 as the Short Duration Portfolio, a separate investment portfolio (the "Predecessor Low Duration Bond Portfolio") of The BFM Institutional Trust Inc., which was organized as a Maryland business corporation. On January 13, 1996, the assets and liabilities of the Predecessor Low Duration Bond Portfolio were transferred to this Portfolio, and were combined with the assets of a pre-existing portfolio of investments maintained by the Fund.
/1/Commencement of investment operations of share class.
/2/Annualized.
/3/Including interest expense, ratios would have been 0.97% for the period ended
   September 30, 1996 and 1.18% for the period ended March 31, 1996. For the periods prior to March 31, 1996, interest income was presented net of interest expense.

                                      7.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                                                                     FOR THE
                                                                     PERIOD
                                  YEAR        YEAR        YEAR     7/29//93/1/
                                  ENDED       ENDED       ENDED      THROUGH
                                 9/30/96     9/30/95     9/30/94     9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                          $ 10.02     $  9.64     $ 10.60     $ 10.45
                                 -------     -------     -------     -------
Income from investment
 operations
 Net investment income              0.56        0.56        0.53        0.09
 Net gain (loss) on investments
  (both realized and
  unrealized)                      (0.12)       0.37       (0.86)       0.15
                                 -------     -------     -------     -------
  Total from investment
   operations                       0.44        0.93       (0.33)       0.24
                                 -------     -------     -------     -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income                (0.54)      (0.55)      (0.53)      (0.09)
 Distributions from net
  realized capital gains             - -         - -       (0.10)        - -
                                 -------     -------     -------     -------
  Total distributions              (0.54)      (0.55)      (0.63)      (0.09)
                                 -------     -------     -------     -------
NET ASSET VALUE AT END OF
 PERIOD                          $  9.92     $ 10.02     $  9.64     $ 10.60
                                 =======     =======     =======     =======
Total return                        4.51%       9.99%      (3.31)%      2.30%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period
  (in thousands)                 $47,494     $49,762     $60,812     $15,035
 Ratios of expenses to average
  net assets
 After advisory/administration
  fee waivers                       0.83%/3/    0.69%/3/    0.65%       0.67%/2/
 Before advisory/administration
  fee waivers                       1.13%       1.06%       1.05%       0.75%/2/
 Ratios of net investment
  income to average net assets
 After advisory/administration
  fee waivers                       5.73%       5.67%       5.30%       5.14%/2/
 Before advisory/administration
  fee waivers                       5.43%       5.30%       4.90%       5.06%/2/
PORTFOLIO TURNOVER RATE              580%        247%          9%         80%

/1/Commencement of operations of share class.
/2/Annualized.
/3/Including interest expense, ratios would have been 1.00% for the period ended
   September 30, 1996, and 0.69% for the period ended September 30, 1995.

                                      8.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          INTERMEDIATE BOND PORTFOLIO

                                                                     FOR THE
                                                                     PERIOD
                                  YEAR        YEAR        YEAR     9/29//93/1/
                                  ENDED       ENDED       ENDED      THROUGH
                                 9/30/96     9/30/95     9/30/94     9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                          $  9.43     $  9.05     $ 10.01     $ 9.99
                                 -------     -------     -------     ------
Income from investment
 operations
 Net investment income              0.53        0.54        0.54        - -
 Net gain (loss) on investments
  (both realized and
  unrealized)                      (0.09)       0.38       (0.91)      0.02
                                 -------     -------     -------     ------
  Total from investment
   operations                       0.44        0.92       (0.37)      0.02
                                 -------     -------     -------     ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income                (0.52)      (0.54)      (0.53)       - -
 Distributions from net
  realized capital gains           (0.03)        - -       (0.06)       - -
                                 -------     -------     -------     ------
  Total distributions              (0.55)      (0.54)      (0.59)       - -
                                 -------     -------     -------     ------
NET ASSET VALUE AT END OF
 PERIOD                          $  9.32     $  9.43     $  9.05     $10.01
                                 =======     =======     =======     ======
Total return                        4.79%      10.46%      (3.80)%     0.20%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period
  (in thousands)                 $45,362     $36,718     $35,764     $   91
 Ratios of expenses to average
  net assets
 After advisory/administration
  fee waivers                       0.83%/3/    0.74%/3/    0.70%      0.70%/2/
 Before advisory/administration
  fee waivers                       1.13%       1.09%       1.13%      1.09%/2/
 Ratios of net investment
  income to average net assets
 After advisory/administration
  fee waivers                       5.98%       5.90%       5.33%      4.35%/2/
 Before advisory/administration
  fee waivers                       5.67%       5.55%       4.90%      3.96%/2/
PORTFOLIO TURNOVER RATE              670%        262%         92%         4%

/1/Commencement of operations of share class.
/2/Annualized.
/3/Including interest expense, ratios would have been 1.14% for the period ended
   September 30, 1996, and 0.82% for the period ended September 30, 1995.

                                      9.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
-------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             CORE BOND PORTFOLIO+

                                         FOR THE PERIOD      FOR THE PERIOD
                                             4/1/96            1/13/96/1/
                                            THROUGH             THROUGH
                                            9/30/96             3/31/96
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period        $   9.61            $   9.91
                                            --------            --------
 Net investment income (net of $.004,
  $.003 and $.001, respectively, of
  interest expense)/2/                          0.30                0.11
 Net realized and unrealized gains on
  investments                                  (0.07)              (0.30)
                                            --------            --------
Net (decrease) increase from investment
 operations                                     0.23               (0.19)
                                            --------            --------
Dividends from net investment income           (0.29)              (0.11)
Distributions from net realized capital
 gains                                           - -                 - -
  Total dividends and distributions            (0.29)              (0.11)
                                            --------            --------
NET ASSET VALUE, END OF PERIOD              $   9.55            $   9.61
                                            ========            ========
Total investment return                         2.40%              (1.90)%
RATIOS TO AVERAGE NET ASSETS:
Expenses                                        0.85%/2/,/3/        0.85%/2/,/3/
Excluding waivers                               1.14%/2/            1.10%/2/
Net investment income/2/                        6.33%/2/            5.46%/2/
Excluding waivers                               6.04%/2/            5.21%/2/
SUPPLEMENTAL DATA:
Portfolio turnover                               308%                723%
Net assets, end of period (in
 thousands)                                 $117,207            $232,040

+ This Portfolio commenced operations on December 9, 1992 as the Core Fixed Income Portfolio, a separate investment portfolio (the "Predecessor Core Bond Portfolio") of The BFM Institutional Trust Inc., which was organized as a Maryland business corporation. On January 13, 1996, the assets and liabilities of the Predecessor Core Bond Portfolio were transferred to this Portfolio, which had no prior operating history.
/1/Commencement of investment operations of share class.
/2/Annualized.
/3/Including interest expense, ratios would have been 1.08% for the period ended September 30, 1996, and 0.94% for the period ended March 31, 1996. For the periods prior to March 31, 1996, interest income was presented net of interest expense.

                                      10.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                            MANAGED INCOME PORTFOLIO

                                                                    FOR THE
                                                                     PERIOD
                                       YEAR      YEAR     YEAR     7/29/93/1/
                                      ENDED     ENDED     ENDED     THROUGH
                                     9/30/96   9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                              $  10.38  $   9.79  $ 11.17    $ 10.96
                                     --------  --------  -------    -------
Income from investment operations
 Net investment income                   0.61      0.63     0.59       0.11
 Net gain (loss) on investments
  (both realized and unrealized)        (0.20)     0.60    (1.18)      0.21
                                     --------  --------  -------    -------
  Total from investment operations       0.41      1.23    (0.59)      0.32
                                     --------  --------  -------    -------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                                (0.60)    (0.63)   (0.62)     (0.11)
 Distribution in excess of net
  investment income                       - -     (0.01)   (0.02)       - -
 Distributions from net realized
  capital gains                         (0.10)      - -    (0.14)       - -
 Distributions in excess of net
  realized gains                          - -              (0.01)       - -
                                     --------  --------  -------    -------
  Total distributions                   (0.70)    (0.64)   (0.79)     (0.11)
                                     --------  --------  -------    -------
NET ASSET VALUE AT END OF PERIOD     $  10.09  $  10.38  $  9.79    $ 11.17
                                     ========  ========  =======    =======
Total return                             4.05%    12.97%   (5.49)%     2.93%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                         $165,073  $116,846  $67,655    $15,322
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                                0.88%     0.85%    0.80%      0.80%/2/
 Before advisory/administration fee
  waivers                                1.11%     1.05%    1.02%      0.84%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                                5.87%     6.14%    5.95%      5.83%/2/
 Before advisory/administration fee
  waivers                                5.65%     5.94%    5.73%      5.79%/2/
PORTFOLIO TURNOVER RATE                   638%      203%      61%        72%

/1/Commencement of operations of share class.
/2/Annualized.

                                      11.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
-------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         INTERNATIONAL BOND PORTFOLIO+

                          FOR THE     FOR THE                                 FOR THE
                          PERIOD      PERIOD                                   PERIOD
                          2/1/96      3/1/95       YEAR     YEAR     YEAR      7/1/91
                          THROUGH     THROUGH      ENDED    ENDED    ENDED    THROUGH
                          9/30/96     1/31/96     2/28/95  2/28/94  2/28/93  2/29/92/1/
NET ASSET VALUE AT
 BEGINNING OF PERIOD      $11.39      $ 10.52     $ 10.75  $ 10.76  $ 10.21   $ 10.00
                          ------      -------     -------  -------  -------   -------
Income from investment
 operations
 Net investment income      0.89         0.62        0.62     0.65     0.52      0.31
 Net (loss) gain on
  investments (both
  realized and
  unrealized)              (0.29)        1.13       (0.48)    0.46     0.47      0.26
                          ------      -------     -------  -------  -------   -------
  Total from investment
   operations               0.60         1.75       (0.14)    1.11     0.99      0.57
                          ------      -------     -------  -------  -------   -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income        (0.28)       (0.88)      (0.13)   (0.90)   (0.30)      - -
 Distributions from net
  realized capital gains     - -          - -       (0.24)   (0.22)   (0.14)    (0.36)
                          ------      -------     -------  -------  -------   -------
 In Excess of Net
  Realized Gains             - -          - -         - -      - -      - -       - -
  Total distributions      (0.28)       (0.88)      (0.37)    1.12    (0.44)    (0.36)
                          ------      -------     -------  -------  -------   -------
NET ASSET VALUE AT END
 OF PERIOD                $11.71      $ 11.39     $ 10.52  $ 10.75  $ 10.76   $ 10.21
                          ======      =======     =======  =======  =======   =======
Total return                5.39%       16.79%       1.50%   10.24%    9.55%     5.84%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)   $7,836      $37,627     $45,657  $46,888  $38,257   $27,744
 Ratios of expenses to
  average net assets        1.09%/2/     1.23%/2/    1.24%    1.38%    1.30%     1.33%/2/
 Excluding waivers          1.20%/2/     1.23%/2/    1.24%    1.38%    1.30%     1.37%/2/
 Ratios of net
  investment income to
  average net assets        3.82%/2/     5.62%/2/    5.96%    6.00%    6.31%     6.79%/2/
 Excluding waivers          3.72%/2/     5.62%/2/    5.96%    6.00%    6.31%     6.75%/2/
PORTFOLIO TURNOVER RATE      108%         159%        131%     128%     115%      110%

+ This Portfolio commenced operations on July 1, 1991 as the Compass International Fixed Income Fund, a separate investment portfolio (the "Predecessor International Bond Portfolio") of Compass Capital Group, which was organized as a Massachusetts business trust. The assets and liabilities of the Predecessor International Bond Portfolio were transferred to this Portfolio, which had no prior operating history, on February 13, 1996. For the periods presented, this Portfolio received Sub-advisory services from another company that was unaffiliated with PAMG and BlackRock.
/1/Share class commenced operations on July 1, 1991.
/2/Annualized.

                                      12.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           TAX-FREE INCOME PORTFOLIO

                                                                   FOR THE
                                                                    PERIOD
                                       YEAR     YEAR     YEAR     7/29/93/1/
                                       ENDED    ENDED    ENDED     THROUGH
                                      9/30/96  9/30/95  9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                               $ 10.61  $10.04   $11.31      $10.97
                                      -------  ------   ------      ------
Income from investment operations
 Net investment income                   0.51    0.50     0.51        0.09
 Net gain (loss) on investments (both
  realized and unrealized)               0.23    0.59    (0.93)       0.34
                                      -------  ------   ------      ------
  Total from investment operations       0.74    1.09    (0.42)       0.43
                                      -------  ------   ------      ------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                                (0.51)  (0.50)   (0.51)      (0.09)
 Distributions from net realized
  capital gains                           - -   (0.02)   (0.34)        - -
                                      -------  ------   ------      ------
  Total distributions                   (0.51)  (0.52)   (0.85)      (0.09)
                                      -------  ------   ------      ------
NET ASSET VALUE AT END OF PERIOD      $ 10.84  $10.61   $10.04      $11.31
                                      =======  ======   ======      ======
Total return                             7.14%  11.24%   (4.02)%      3.92%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                          $36,161  $4,713   $2,109      $  634
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                                0.85%   0.80%    0.75%       0.71%/2/
 Before advisory/administration fee
  waivers                                1.18%   1.57%    1.98%       1.49%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                                4.88%   4.92%    4.75%       4.99%/2/
 Before advisory/administration fee
  waivers                                4.56%   4.15%    3.52%       4.21%/2/
PORTFOLIO TURNOVER RATE                   268%     92%      40%         71%

                     PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

                                                                   FOR THE
                                                                    PERIOD
                                       YEAR     YEAR     YEAR     7/29/93/1/
                                       ENDED    ENDED    ENDED     THROUGH
                                      9/30/96  9/30/95  9/30/94    9/30/94
NET ASSET VALUE AT BEGINNING OF
 PERIOD                               $ 10.33  $  9.82  $ 10.70    $ 10.43
                                      -------  -------  -------    -------
Income from investment operations
 Net investment income                   0.50     0.50     0.51       0.09
 Net gain (loss) on investments (both
  realized and unrealized)               0.11     0.51    (0.85)      0.28
                                      -------  -------  -------    -------
  Total from investment operations       0.61     1.01    (0.34)      0.37
                                      -------  -------  -------    -------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                                (0.50)   (0.50)   (0.51)     (0.09)
 Distributions from net realized
  capital gains                           - -      - -    (0.03)     (0.01)
                                      -------  -------  -------    -------
  Total distributions                   (0.50)   (0.50)   (0.54)     (0.10)
                                      -------  -------  -------    -------
NET ASSET VALUE AT END OF PERIOD      $ 10.44  $ 10.33  $  9.82    $ 10.70
                                      =======  =======  =======    =======
Total return                             5.97%   10.51%   (3.20)%     3.54%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                          $34,297  $13,815  $11,518    $ 3,894
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                                0.85%    0.79%    0.55%      0.34%/2/
 Before advisory/administration fee
  waivers                                1.15%    1.11%    1.15%      1.22%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                                4.74%    5.04%    4.97%      4.90%/2/
 Before advisory/administration fee
  waivers                                4.44%    4.72%    4.37%      4.02%/2/
PORTFOLIO TURNOVER RATE                   119%      66%      30%        40%

/1/Commencement of operations of share class.
/2/Annualized.

                                      13.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     NEW JERSEY TAX-FREE INCOME PORTFOLIO+

                          FOR THE     FOR THE
                          PERIOD      PERIOD
                          2/1/96      3/1/95       YEAR      YEAR     YEAR      PERIOD
                          THROUGH     THROUGH      ENDED    ENDED     ENDED     ENDED
                          9/30/96     1/31/96     2/28/95  2/28/94   2/28/93  2/28/92/1/
NET ASSET VALUE AT
 BEGINNING OF PERIOD      $ 11.61     $ 10.94     $ 11.31  $  11.30  $ 10.46   $ 10.00
                          -------     -------     -------  --------  -------   -------
Income from investment
 operations
 Net investment income       0.73        0.46        0.51      0.54     0.52      0.34
 Net (loss) gain on
  investments (both
  realized and
  unrealized)               (0.32)       0.65       (0.36)     0.04     0.85      0.45
                          -------     -------     -------  --------  -------   -------
 Total from investment
  operations                 0.41        1.11        0.15      0.58     1.37      0.79
                          -------     -------     -------  --------  -------   -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income         (0.75)      (0.44)      (0.51)    (0.54)   (0.53)    (0.33)
 Distributions from net
  realized capital gains      - -         - -       (0.01)    (0.03)     - -       - -
                          -------     -------     -------  --------  -------   -------
  Total distributions       (0.75)      (0.44)      (0.52)    (0.57)   (0.53)    (0.33)
                          -------     -------     -------  --------  -------   -------
NET ASSET VALUE AT END
 OF PERIOD                $ 11.27     $ 11.61     $ 10.94  $  11.31  $ 11.30   $ 10.46
                          =======     =======     =======  ========  =======   =======
Total return                 0.15%      10.35%       1.49%     5.18%   13.48%    12.33%/2/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)   $88,077     $97,976     $96,857  $111,354  $47,169   $10,673
 Ratios of expenses to
  average net assets         0.85%/2/    0.88%/2/    0.79%     0.38%    0.48%     0.52%/2/
 Excluding waivers           1.17%/2/    0.90%/2/    0.87%     0.86%    1.04%     1.29%/2/
 Ratios of net
  investment income to
  average net assets         4.44%/2/    4.43%/2/    4.71%     4.75%    5.04%     5.35%/2/
 Excluding waivers           4.13%/2/    4.41%/2/    4.63%     4.27%    4.48%     4.58%/2/
PORTFOLIO TURNOVER RATE       109%         26%         28%       12%      16%        0%

+ This Portfolio commenced operations on July 1, 1991 as the New Jersey
  Municipal Bond Fund, a separate investment portfolio (the "Predecessor New Jersey Tax-Free Income Portfolio") of Compass Capital Group, which was organized as a Massachusetts business trust. On January 13, 1996, the assets and liabilities of the Predecessor New Jersey Tax-Free Income Portfolio were transferred to this Portfolio, which had no prior operating history.
/1/Share class commenced operations on July 1, 1991.
/2/Annualized.

                                      14.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         OHIO TAX-FREE INCOME PORTFOLIO

                                                                   FOR THE
                                                                    PERIOD
                                       YEAR     YEAR     YEAR     7/29/93/1/
                                       ENDED    ENDED    ENDED     THROUGH
                                      9/30/96  9/30/95  9/30/94    9/30/94
NET ASSET VALUE AT BEGINNING OF
 PERIOD                               $10.05   $ 9.60   $10.53      $10.24
                                      ------   ------   ------      ------
Income from investment operations
 Net investment income                  0.48     0.52     0.49        0.09
 Net gain (loss) on investments (both
  realized and unrealized)              0.10     0.45    (0.91)       0.29
                                      ------   ------   ------      ------
  Total from investment operations      0.58     0.97    (0.42)       0.38
                                      ------   ------   ------      ------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                               (0.48)   (0.52)   (0.49)      (0.09)
 Distributions from net realized
  capital gains                          - -      - -    (0.02)        - -
                                      ------   ------   ------      ------
  Total distributions                  (0.48)   (0.52)   (0.51)      (0.09)
                                      ------   ------   ------      ------
NET ASSET VALUE AT END OF PERIOD      $10.15   $10.05   $ 9.60      $10.53
                                      ======   ======   ======      ======
Total return                            5.80%   10.45%   (4.00)%      3.68%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                          $6,377   $5,150   $4,428      $  907
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                               0.79%    0.39%    0.35%       0.32%/2/
 Before advisory/administration fee
  waivers                               1.38%    1.46%    1.74%       2.83%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                               4.69%    5.39%    5.06%       4.71%/2/
 Before advisory/administration fee
  waivers                               4.10%    4.31%    3.67%       2.20%/2/
PORTFOLIO TURNOVER RATE                  136%      63%      61%         36%

/1/Commencement of operations of share class.
/2/Annualized.

                                      15.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS?
--------------------------------------------------------------------------------

                  The COMPASS CAPITAL FUND family consists of 30 portfolios and has been structured to include many different investment styles across the spectrum of fixed income investments so that investors may participate across multiple disciplines in order to seek their long-term financial goals.

                  The Bond Portfolios of COMPASS CAPITAL FUNDS consist of ten investment portfolios that provide investors with a broad spectrum of investment alternatives within the fixed income sector. Six of these Portfolios invest solely in taxable bonds and four of these Portfolios invest in tax-exempt bonds.

                  In certain investment cycles and over certain holding peri-ods, a fund that invests in any one of these styles may per-form above or below the market. An investment program that combines these multiple disciplines allows investors to se-lect from among these various product options in the way that most closely fits the investor's goals and sentiments.

                      PORTFOLIO                   INVESTMENT OBJECTIVE
            Low Duration Bond              To realize a rate of return that
                                           exceeds the total return of the
                                           Merrill Lynch 1-3 year Treasury
                                           Index.
            Intermediate Government Bond,  To seek current income consistent
             Intermediate Bond, Managed    with the preservation of capital.
             Income and International
             Bond
            Core Bond                      To realize a total rate of return
                                           that exceeds the total return of
                                           the Lehman Brothers Aggregate
                                           Index.
            Tax-Free Income, Pennsylvania  To seek as high a level of
             Tax-Free Income, New Jersey   current income exempt from
             Tax-Free Income and Ohio      Federal income tax and, to the
             Tax-Free Income               extent possible for each State-
                                           Specific Tax-Free Portfolio,
                                           income tax of the specific state
                                           in which the Portfolio
                                           concentrates, as is consistent
                                           with preservation of capital.

                                      16.

--------------------------------------------------------------------------------
WHAT ARE THE DIFFERENCES AMONG THE PORTFOLIOS?
--------------------------------------------------------------------------------

PORTFOLIO CHARACTERISTICS:

                                         DOLLAR-WEIGHTED                             MIN
                      PERFORMANCE        AVERAGE MATURITY      CREDIT QUALITY      CREDIT
  PORTFOLIO           BENCHMARK*         (APPROXIMATE)**       CONCENTRATION       QUALITY
Low Duration       Merrill 1-3 Year         3-5 Years           Gov't/Agency         AAA
 Bond               Treasury Index
Intermediate        Lehman Brothers         5-10 Years          Gov't/Agency         AAA
 Gov't Bond       Intermediate Gov't
Intermediate        Lehman Brothers         5-10 Years        Investment Grade       BBB
 Bond           Intermediate Gov't/Corp                           Spectrum
Core Bond          Lehman Aggregate         5-10 Years        Investment Grade       BBB
                                                                  Spectrum
Managed            Lehman Aggregate         5-10 Years        Investment Grade       BBB
 Income                                                           Spectrum
International   Salomon Non-U.S. Hedged     5-15 Years            AA, AAA,           BBB
 Bond              World Government                             Gov't/Agency
                      Bond Index
Tax-Free           Lehman Municipal        10-15 Years        Investment Grade       BBB
 Income               Bond Index                                  Spectrum
PA Tax-Free      Lehman Local GO Index     10-15 Years        Investment Grade       BBB
 Income                                                           Spectrum
NJ Tax-Free      Lehman Local GO Index     10-15 Years        Investment Grade       BBB
 Income                                                           Spectrum
OH Tax-Free      Lehman Local GO Index     10-15 Years        Investment Grade       BBB
 Income                                                           Spectrum

 * For more information on a Portfolio's benchmark, see the Appendix at the back of this Prospectus.
** The Portfolios' sub-adviser will normally attempt to structure the Portfo-lios to have comparable durations to the benchmarks. Duration, which mea-sures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

WHAT TYPES OF SECURITIES ARE IN THE PORTFOLIOS?
--------------------------------------------------------------------------------

The following table summarizes the types of securities found in each Portfolio according to the following designations:

  Yes:The Portfolio will hold a significant concentration of these securities at all times.

  Elig.: Eligible; the Portfolio may purchase these securities, but they may or may not be a significant holding at a given time.

  Temp.: Temporary; the Portfolio may purchase these securities, but under nor-mal market conditions is not expected to do so.

  No:   The Portfolio may not purchase these securities.

                                             NON                    FOREIGN
                                           AGENCY/                SECURITIES/
                                   AGENCY COMMERCIAL               CURRENCY
               TREASURIES AGENCIES MBS/1/   MBS/1/   CORP. ABS/2/    RISK     MUNICIPALS
Low Duration      Yes       Yes     Yes     Elig.    Elig. Elig.      No        Elig.
 Bond
Intermediate      Yes       Yes     Yes     Elig.     Yes  Elig.      No        Elig.
 Gov't Bond
Intermediate      Yes       Yes     Yes     Elig.     Yes   Yes       No        Elig.
 Bond
Core Bond         Yes       Yes     Yes     Elig.     Yes   Yes       No        Elig.
Managed           Yes       Yes     Yes     Elig.     Yes   Yes      Elig.      Elig.
 Income
International    Elig.     Elig.   Elig.    Elig.    Elig. Elig.      Yes       Elig.
 Bond
Tax-Free         Temp.       No      No       No      No     No       No         Yes
 Income
PA Tax-Free      Temp.       No      No       No      No     No       No         Yes
 Income
NJ Tax-Free      Temp.       No      No       No      No     No       No         Yes
 Income
OH Tax Free      Temp.       No      No       No      No     No       No         Yes
 Income

/1/MBS= mortgage-backed securities
/2/ABS= asset-backed securities

                                      17.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS' FUNDAMENTAL INVESTMENT LIMITATIONS?
--------------------------------------------------------------------------------

A Portfolio's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. However, shareholders will be given at least 30 days' notice before any change to a Portfolio's investment objective. No assurance can be provided that a Portfolio will achieve its in-vestment objective.

Each Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of a Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolios' fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

No Portfolio may:

(1) purchase securities (except U.S. Government securities) if more than 5% of its total assets will be invested in the securities of any one issuer, ex-cept that up to 25% of a Portfolio's total assets may be invested without regard to this 5% limitation;

(2) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry; and

(3) in the case of each Tax-Free Portfolio (as defined below), invest less than 80% of its net assets in Municipal Obligations (as defined below), except during defensive periods or during periods of unusual market conditions.

Restriction 1 does not apply to the State-Specific Tax-Free Portfolios. In-stead, as a non-fundamental investment restriction, each State-Specific Tax-Free Portfolio will not invest in securities (except U.S. Government securi-ties) that would cause, at the end of any tax quarter (plus any additional grace period), more than 5% of its total assets to be invested in securities of any one issuer, except that up to 50% of a Portfolio's total assets may be in-vested without regard to this limitation so long as no more than 25% of the Portfolio's total assets are invested in any one issuer (except U.S. Government securities).

The investment limitations stated above are applied at the time investment se-curities are purchased.

                                      18.

--------------------------------------------------------------------------------
WHAT ADDITIONAL INVESTMENT POLICIES AND RISKS APPLY?
--------------------------------------------------------------------------------

INVESTMENT QUALITY. Securities acquired by the Low Duration Bond Portfolio and Intermediate Government Bond Portfolio will be rated in the highest rating cat-egory at the time of purchase or, if unrated, of comparable quality as deter-mined by the Portfolios' sub-adviser. Securities acquired by the other Portfo-lios will be rated investment grade at the time of purchase (within the four highest rating categories by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Duff & Phelps Credit Co. or Fitch Investor Services, Inc.) or, if unrated, of comparable quality as determined by the Portfolios' sub-adviser. Securities rated "Baa" or "BBB" are generally consid-ered to be investment grade although they have speculative characteristics. If a security's rating is reduced below the minimum rating that is permitted for a Portfolio, the Portfolio's sub-adviser will consider whether the Portfolio should continue to hold the security.

INVESTMENT CONCENTRATION. Each Portfolio will normally invest at least 80% of the value of its total assets in debt securities. The Intermediate Government Bond Portfolio will invest at least 65% of its total assets in obligations is-sued or guaranteed by the U.S. Government, its agencies or instrumentalities and related repurchase agreements during normal market conditions. Under normal market conditions, the International Bond Portfolio will invest at least 65% of its total assets in the debt obligations of foreign issuers located in at least three different foreign countries. The Pennsylvania Tax-Free Income Portfolio, New Jersey Tax-Free Income Portfolio and Ohio Tax-Free Income Portfolio (the "State-Specific Tax-Free Portfolios") and the Tax-Free Income Portfolio (to-gether with the "State-Specific Tax-Free Portfolios," the "Tax-Free Portfo-lios") will invest, during normal market conditions, at least 80% of their net assets in obligations issued by or on behalf of states, territories and posses-sions of the United States, the District of Columbia and their political sub-divisions, agencies, instrumentalities and authorities and related tax-exempt derivative securities the interest on which is exempt from regular Federal in-come tax and is not an item of tax preference for purposes of the Federal al-ternative minimum tax ("Municipal Obligations"). In addition, each State-Spe-cific Tax-Free Portfolio intends to invest at least 65% of its net assets in Municipal Obligations of issuers located in the particular state indicated by its name ("State-Specific Obligations"). The Tax-Free Income Portfolio intends to invest no more than 25% of its net assets in Municipal Obligations of is-suers located in the same state. During temporary defensive periods each Tax-Free Portfolio may invest without limitation in securities that are not Munici-pal Obligations and may hold without limitation uninvested cash reserves.

FOREIGN INVESTMENTS. The International Bond Portfolio will invest primarily in foreign securities and currencies. The Managed Income Portfolio may invest up to 10% of its total assets in debt securities of foreign issuers and may hold from time to time various foreign currencies pending investment or conversion into U.S. dollars. Investing in securities of foreign issuers involves consid-erations not typically associated with investing in securities of companies or-ganized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Portfolio that invests in foreign securities will be affected favorably or unfavorably by changes in currency exchange rates.

A Portfolio's investments in foreign securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitations on the removal of funds or assets, or imposition of (or change in) exchange control regulations. In addi-tion, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Portfolio's operations. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. While the volume of transactions effected on foreign stock exchanges has increased in recent years, it remains appreciably below that of the New York Stock Exchange. Accordingly, a Portfo-lio's foreign investments may be less liquid and their prices may be more

                                      19.
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volatile than comparable investments in securities in U.S. companies. In addi-
tion, there is generally less government supervision and regulation of securi-ties exchanges, brokers and issuers in foreign countries than in the United States.

Foreign investments may include: (a) debt obligations issued or guaranteed by foreign sovereign governments or their agencies, authorities, instrumentalities or political subdivisions, including a foreign state, province or municipality;
(b) debt obligations of supranational organizations such as the World Bank, Asian Development Bank, European Investment Bank, and European Economic Commu-nity; (c) debt obligations of foreign banks and bank holding companies; (d) debt obligations of domestic banks and corporations issued in foreign curren-cies; (e) debt obligations denominated in the European Currency Unit (ECU); and
(f) foreign corporate debt securities and commercial paper. Such securities may include loan participations and assignments, convertible securities and zero-coupon securities.

Because the securities markets in these countries are highly developed, the In-ternational Bond Portfolio may invest more than 25% of its total assets in the securities of issuers located in Canada, France, Germany, Japan and the United Kingdom. Investments of 25% or more of the Portfolio's total assets in a par-ticular country will make the Portfolio's performance more dependent upon the political and economic circumstances of a particular country than a mutual fund that is more widely diversified among issuers in different countries.

To maintain greater flexibility, the International Bond Portfolio may invest in instruments which have the characteristics of futures contracts. These instru-ments may take a variety of forms, such as debt securities with interest or principal payments determined by reference to the value of a currency or com-modity at a future point in time. The risks of such investments could reflect the risks of investing in futures, currencies and securities, including vola-tility and illiquidity.

The expense ratio of the International Bond Portfolio can be expected to be higher than those of Portfolios investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as higher investment research costs, higher foreign custody costs, higher commission costs and additional costs arising from delays in settlements of transactions involving foreign securities.

MUNICIPAL INVESTMENTS. The two principal classifications of Municipal Obliga-tions are "general obligation" securities and "revenue" securities. General ob-ligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue se-curities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being fi-nanced. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal Obligations may also in-clude "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Also included within the general category of Municipal Obligations are partici-pation certificates in a lease, an installment purchase contract, or a condi-tional sales contract ("lease obligations") entered into by a state or politi-cal subdivision to finance the acquisition or construction of equipment, land, or facilities. Although lease obligations are not general obligations of the issuer for which the state or other governmental body's unlimited taxing power is pledged, certain lease obligations are backed by a covenant to appropriate money to make the lease obligation payments. However, under certain lease obli-gations, the state or governmental body has no obligation to make these pay-ments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the

                                      20.

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property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that is not yet as marketable as more conventional securities.

Each Tax-Free Portfolio may invest up to 20% of its total assets in private ac-tivity bonds the interest on which is an item of tax preference for purposes of the Federal alternative minimum tax ("AMT Paper") when added together with any other taxable investments held by the Portfolio. In addition, each Tax-Free Portfolio may invest 25% or more of its assets in Municipal Obligations the in-terest on which is paid solely from revenues of similar projects. To the extent a Portfolio's assets are invested in Municipal Obligations payable from the revenues of similar projects or are invested in private activity bonds, the Portfolio will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than it would be if its assets were not so invested.

The Tax-Free Income Portfolio is classified as a diversified portfolio, and the State-Specific Tax-Free Portfolios are classified as non-diversified portfo-lios, under the 1940 Act. Investment returns on a non-diversified portfolio typically are dependent upon the performance of a smaller number of securities relative to the number held in a diversified portfolio. Consequently, the change in value of any one security may affect the overall value of a non-di-versified portfolio more than it would a diversified portfolio.

Each Tax-Free Portfolio may acquire "stand-by commitments" with respect to Mu-nicipal Obligations held by it. Under a stand-by commitment, a dealer agrees to purchase, at the Portfolio's option, specified Municipal Obligations at a spec-ified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligations to which the commit-ment relates. The Tax-Free Portfolios may invest in tax-exempt derivative secu-rities relating to Municipal Obligations, including tender option bonds, par-ticipations, beneficial interests in trusts and partnership interests.

The amount of information regarding the financial condition of issuers of Mu-nicipal Obligations may be less extensive than the information for public cor-porations, and the secondary market for Municipal Obligations may be less liq-uid than that for taxable obligations. Accordingly, the ability of a Portfolio to buy and sell Municipal Obligations may, at any particular time and with re-spect to any particular securities, be limited. In addition, Municipal Obliga-tions purchased by the Portfolios include obligations backed by letters of credit and other forms of credit enhancement issued by domestic and foreign banks, as well as other financial institutions. Changes in the credit quality of these institutions could cause loss to a Tax-Free Portfolio and affect its share price.

Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal and state income tax are rendered by counsel to the respective issuers and sponsors of the obligations at the time of issu-ance. The Fund and its service providers will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative securities, or the bases for such opinions.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES. The Portfolios (except the Tax-Free Portfolios) may make significant investments in residential and commercial mortgage-related and other asset-backed securities (i.e., securities backed by home equity loans, installment sale contracts, credit card receivables or other assets) issued by governmental entities and private issuers.

The Portfolios may acquire several types of mortgage-related securities, in-cluding guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, adjustable rate mortgage-related securities ("ARMs") and collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes

                                      21.

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may be structured in a variety of ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities. They may also include planned amortization classes ("PACs") which generally require, within certain limits, that specified amounts of principal be applied on each payment date, and generally exhibit less yield and market volatility than other classes.

Non-mortgage asset-backed securities involve risks that are not presented by mortgage-related securities. Primarily, these securities do not have the bene-fit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the pro-tection of a number of state and Federal consumer credit laws many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables per-mit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receiv-ables. Therefore, there is a possibility that recoveries on repossessed col-lateral may not, in some cases, be able to support payments on these securi-ties.

The yield and maturity characteristics of mortgage-related and other asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may normally be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. In calculating the average weighted maturity of a Portfolio, the ma-turity of mortgage-related and other asset-backed securities held by the Port-folio will be based on estimates of average life which take prepayments into account. The average life of a mortgage-related instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of scheduled principal payments and mortgage prepayments. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments.

The relationship between prepayments and interest rates may give some high-yielding asset-backed securities less potential for growth in value than con-ventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of prepayments tends to increase. During such peri-ods, the reinvestment of prepayment proceeds by a Portfolio will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, an asset-backed security's total return and maturity may be difficult to predict precisely. To the extent that a Portfolio purchases asset-backed securities at a premium, prepayments (which may be made without penalty) may result in loss of the Portfolio's principal investment to the extent of premium paid.

The Portfolios may from time to time purchase in the secondary market certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. (or Sears Mortgage if PNC Mortgage Securities Corp. succeeded to rights and duties of Sears Mortgage) or mortgage-related securities con-taining loans or mortgages originated by PNC Bank, National Association ("PNC Bank") or its affiliates. It is possible that under some circumstances, PNC Mortgage Securities Corp. or its affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such hold-ers could have rights against PNC Mortgage Securities Corp. or its affiliates.

STRIPPED AND ZERO COUPON OBLIGATIONS. To the extent consistent with their in-vestment objectives, the Portfolios may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obliga-tions.

                                      22.

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These participations, which may be issued by the U.S. Government (or a U.S.
Government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their "face value," and may in-clude stripped mortgage-backed securities ("SMBS"). Stripped securities, par-ticularly SMBS, may exhibit greater price volatility than ordinary debt securi-ties because of the manner in which their principal and interest are returned to investors. The International Bond Portfolio also may purchase "stripped" se-curities that evidence ownership in the future interest payments or principal payments on obligations of foreign governments.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mort-gage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. How-ever, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment. The market value of SMBS can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that re-ceives all or most of the interest are generally higher than prevailing market yields on other mortgage- related obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped.

Each Portfolio may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest pay-ments.

CORPORATE AND BANK OBLIGATIONS. To the extent consistent with their investment objectives, the Portfolios (except the Tax-Free Portfolios) may invest in debt obligations of domestic or foreign corporations and banks, and may acquire com-mercial obligations issued by Canadian corporations and Canadian counterparts of U.S. corporations, as well as Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer. Bank obligations may include certificates of deposit, notes, bankers' acceptances and fixed time deposits. These obliga-tions may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of a specific obligation or by gov-ernment regulation. The Portfolios may also make interest-bearing savings de-posits in commercial and savings banks in amounts not in excess of 5% of their respective total assets.

U.S. GOVERNMENT OBLIGATIONS. Treasury obligations differ only in their interest rates, maturities and times of issuance. Obligations of certain agencies and instrumentalities of the U.S. Government such as the Government National Mort-gage Association are supported by the United States' full faith and credit; others such as those of the Federal National Mortgage Association and the Stu-dent Loan Marketing Association are supported by the right of the issuer to borrow from the Treasury; others such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored agencies or instrumen-talities if it is not obligated to do so by law.

INTEREST RATE AND CURRENCY TRANSACTIONS. The Portfolios may enter into interest rate swaps and may purchase or sell interest rate caps and floors. The Portfo-lios may to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their holdings, as a duration management technique or to protect against an increase in the price of securi-ties a Portfolio anticipates purchasing at a later date. The Portfolios intend to use these transactions as a hedge and not as a speculative investment.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index

                                      23.

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falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

In addition, the International Bond Portfolio may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. The Portfolio may engage in foreign currency exchange transac-tions in connection with the purchase and sale of portfolio securities (trans-action hedging) and to protect the value of specific portfolio positions (po-sition hedging). The Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the set-tlement of transactions in portfolio securities denominated in that foreign currency, and may also enter into contracts to purchase or sell foreign cur-rencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts (futures contracts). The Portfolio may also pur-chase exchange-listed and over-the-counter call and put options on futures contracts and on foreign currencies, and may write covered call options on up to 100% of the currencies in its portfolio. In order to protect against cur-rency fluctuations, the International Bond Portfolio may enter into currency swaps. Currency swaps involve the exchange of the rights of the Portfolio and another party to make or receive payments in specified currencies.

OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment objective, each Portfolio may write covered call options, buy put options, buy call options and write secured put options for the purpose of hedging or earn-ing additional income, which may be deemed speculative, or, with respect to the International Bond Portfolio, cross-hedging. These options may relate to particular securities, securities indices, or the yield differential between two securities or, in the case of the International Bond Portfolio, foreign currencies, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. A Portfolio will not purchase put and call options when the aggregate premiums on outstanding op-tions exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections afforded purchasers of listed options is-sued by the Options Clearing Corporation, which performs the obligations of its members if they default.

To the extent consistent with its investment objective, each Portfolio may also invest in futures contracts and options on futures contracts for hedging purposes or to maintain liquidity. The value of a Portfolio's contracts may equal or exceed 100% of its total assets, although a Portfolio will not pur-chase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

Futures contracts obligate a Portfolio, at maturity, to take or make delivery of certain securities, the cash value of a securities index or a stated quan-tity of a foreign currency. A Portfolio may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. A Portfolio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, a Portfolio may uti-lize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

A Portfolio may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Portfolio sells an option on a futures contract, it becomes ob-ligated to sell or buy a futures contract if the option is exercised. In con-nection with a Portfolio's position in a futures contract or related option, the Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.


                                      24.

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The primary risks associated with the use of futures contracts and options are
(a) the imperfect correlation between the change in market value of the instru-ments held by a Portfolio and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the re-sulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the sub-adviser's inability to predict correctly the direction of securities pric-es, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations. For further discussion of risks involved with domestic and foreign futures and options, see the Statement of Additional Information.

The Fund intends to comply with the regulations of the Commodity Futures Trad-ing Commission exempting the Portfolios from registration as a "commodity pool operator."

GUARANTEED INVESTMENT CONTRACTS. The Portfolios may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under these contracts, a Portfolio makes cash contributions to a de-posit fund of the insurance company's general account. The insurance company then credits to the Portfolio, on a monthly basis, interest which is based on an index (such as the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. Each Portfolio does not expect to invest more than 5% of its net assets in GICs at any time during the current fiscal year.

SECURITIES LENDING. A Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or ir-revocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. A Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securities loans involve risks of delay in receiving additional collateral or in recover-ing the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

VARIABLE AND FLOATING RATE INSTRUMENTS. The Portfolios may purchase rated and unrated variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The Portfolios may invest up to 10% of their total assets in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate of an inverse floater resets in the opposite direction from the market rate of inter-est to which it is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that ex-ceeds the magnitude of the change in the index rate of interest. The higher de-gree of leverage inherent in inverse floaters is associated with greater vola-tility in their market values. Issuers of unrated variable and floating rate instruments must satisfy the same criteria as set forth above for a Portfolio. The absence of an active secondary market with respect to particular variable and floating rate instruments, however, could make it difficult for a Portfolio to dispose of a variable or floating rate instrument if the issuer defaulted on its payment obligation or during periods when the Portfolio is not entitled to exercise its demand rights.

REPURCHASE AGREEMENTS. Each Portfolio may agree to purchase debt securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose a Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS. Each Portfolio is autho-rized to borrow money. If the securities held by a Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the de-cline in value suffered by the Portfolio's securities.

                                      25.

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Borrowings may be made through reverse repurchase agreements under which a
Portfolio sells portfolio securities to financial institutions such as banks and broker-dealers and agrees to repurchase them at a particular date and price. The Portfolios may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Portfolios (except the Tax-Free Portfolios) may use reverse re-purchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. This use of reverse repurchase agree-ments may be regarded as leveraging and, therefore, speculative. Reverse repur-chase agreements involve the risks that the interest income earned in the in-vestment of the proceeds will be less than the interest expense, that the mar-ket value of the securities sold by a Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase and that the securities may not be returned to the Portfolio. During the time a reverse repurchase agreement is outstanding, a Portfolio will maintain a segregated account with the Fund's custodian containing cash, U.S. Government or other appropriate liq-uid debt securities having a value at least equal to the repurchase price. A Portfolio's reverse repurchase agreements, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets. In addition, a Portfolio (except the Tax-Free Portfolios) may borrow up to an ad-ditional 5% of its total assets for temporary purposes.

INVESTMENT COMPANIES. Each Portfolio may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. As a share-holder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that each Portfolio bears directly in connection with its own operations.

ILLIQUID SECURITIES. No Portfolio will knowingly invest more than 15% of the value of its net assets in securities that are illiquid. GICs, variable and floating rate instruments that cannot be disposed of within seven days, and re-purchase agreements and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to this 15% limit. Each Portfolio may purchase securities which are not registered un-der the Securities Act of 1933 (the "1933 Act") but which can be sold to "qual-ified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as it is determined by the Portfolios' sub-adviser that an adequate trading market exists for the se-curities. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institu-tional buyers become uninterested in purchasing these restricted securities.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio may purchase se-curities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Port-folio to purchase or sell particular securities with payment and delivery tak-ing place at a future date (perhaps one or two months later), and permit a Portfolio to lock in a price or yield on a security that it owns or intends to purchase, regardless of future changes in interest rates or market action. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. Each Portfolio's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual market conditions.

DOLLAR ROLL TRANSACTIONS. To take advantage of attractive opportunities in the mortgage market and to enhance current income, each Portfolio (except the Tax-Free Portfolios) may enter into dollar roll transactions. A dollar roll trans-action involves a sale by the Portfolio of a mortgage-backed or other security concurrently with an agreement by the Portfolio to repurchase a similar secu-rity at a later date at an agreed-upon price. The securities that are repur-chased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepay-ment histories than those sold. During the period between the sale and repur-chase, a Portfolio will not be entitled to receive interest and principal pay-ments on the securities sold. Proceeds of the sale will be invested in addi-tional instruments

                                      26.

--------------------------------------------------------------------------------
for the Portfolio, and the income from these investments will generate income for the Portfolio. If such income does not exceed the income, capital apprecia-tion and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Portfolio compared with what the performance would have been without the use of dollar rolls. At the time a Portfolio enters into a dollar roll transaction, it will place in a segregated account maintained with its custodian cash, U.S. Government securities or other liquid securities having a value equal to the repurchase price (including accrued interest) and will sub-sequently monitor the account to ensure that its value is maintained. A Portfo-lio's dollar rolls, together with its reverse repurchase agreements and other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its to-tal assets.

Dollar roll transactions involve the risk that the market value of the securi-ties a Portfolio is required to purchase may decline below the agreed upon re-purchase price of those securities. If the broker/dealer to whom a Portfolio sells securities becomes insolvent, the Portfolio's right to purchase or repur-chase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the sub-adviser's ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully em-ployed.

SHORT SALES. The Portfolios may only make short sales of securities "against-the-box." A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation that the market price of that security will de-cline. The Portfolios may make short sales both as a form of hedging to offset potential declines in long positions in similar securities and in order to maintain portfolio flexibility. In a short sale "against-the-box," at the time of sale, the Portfolio owns or has the immediate and unconditional right to ac-quire the identical security at no additional cost. When selling short "against-the-box," a Portfolio forgoes an opportunity for capital appreciation in the security.

PORTFOLIO TURNOVER RATES. The past portfolio turnover rates of the Portfolios are set forth above under "What Are the Portfolios' Financial Highlights?" A Portfolio's annual portfolio turnover rate will not be a factor preventing a sale or purchase when the sub-adviser believes investment considerations war-rant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates will generally result in higher transaction costs to a Portfolio and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income.

INTEREST RATE AND EXTENSION RISKS. The value of fixed income securities in the Portfolios can be expected to vary inversely with changes in prevailing inter-est rates. Fixed income securities with longer maturities, which tend to pro-duce higher yields, are subject to potentially greater capital appreciation and depreciation than securities with shorter maturities. The Portfolios are not restricted to any maximum or minimum time to maturity in purchasing individual portfolio securities, and the average maturity of a Portfolio's assets will vary within the limits stated above under "What Are the Differences Among the Portfolios?" based upon its sub-adviser's assessment of economic and market conditions. Although the Portfolios' sub-adviser will normally attempt to structure each Portfolio to have a comparable duration to its benchmark as stated in that section, there can be no assurance that it will be able to do so at all times.

STATE-SPECIFIC TAX-FREE PORTFOLIOS--ADDITIONAL RISK CONSIDERATIONS. The concen-tration of investments by the State-Specific Tax-Free Portfolios in State-Spe-cific Obligations raises special investment considerations. In particular, changes in the economic condition and governmental policies of a state and its political subdivisions could adversely affect the value of a Portfolio's shares. Certain matters relating to the states in which the State-Specific Tax-Free Portfolios invest are described below. For further information, see "Spe-cial Considerations Regarding State-Specific Obligations" in the Statement of Additional Information.

Pennsylvania. Although the General Fund of the Commonwealth (the principal op-erating fund of the Commonwealth) experienced deficits in fiscal 1990 and 1991, tax increases and spending decreases resulted in surpluses the following four years. As of June 30, 1995, the General Fund had a surplus of $688.3 million. For the

                                      27.

--------------------------------------------------------------------------------
fiscal year ended June 30, 1996, the General Fund's expenditures exceeded available revenues by approximately $253 million; this shortfall was funded by the General Fund's unappropriated surplus. Rising unemployment, a relatively high proportion of persons 65 and older in the Commonwealth and court ordered increases in healthcare reimbursement rates place increased pressures on the tax resources of the Commonwealth and its municipalities. The Commonwealth has sold a substantial amount of bonds over the past several years, but the debt burden remains moderate. Employment growth has shifted to the trade and service sectors, with losses in more high-paid manufacturing positions. A new governor took office in January 1995, but the Commonwealth has continued to show fiscal restraint.

New Jersey. The State of New Jersey generally has a diversified economic base consisting of, among others, commerce and service industries, selective commer-cial agriculture, insurance, tourism, petroleum refining and manufacturing, al-though New Jersey's manufacturing industry has experienced a downward trend in the last few years. New Jersey is a major recipient of Federal assistance and, of all the states, is among the highest in the amount of Federal aid received. Therefore, a decrease in Federal financial assistance may adversely affect the financial condition of New Jersey and its political subdivisions and instrumen-talities. While New Jersey's economic base has become more diversified over time and thus its economy appears to be less vulnerable during recessionary pe-riods, a recurrence of high levels of unemployment could adversely affect New Jersey's overall economy and the ability of New Jersey and its political subdi-visions and instrumentalities to meet their financial obligations. In addition, New Jersey maintains a balanced budget which restricts total appropriation in-creases to only 5% annually with respect to any municipality or county. This balanced budget plan may actually adversely affect a particular municipality's or county's ability to repay its obligations.

Ohio. While diversifying more into the service and other non-manufacturing areas, the economy of Ohio continues to rely in part on durable goods manufac-turing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity in Ohio, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an im-portant segment of the Ohio economy with over half the State's area devoted to farming and approximately 16% of total employment in agribusiness. In past years, the State's overall unemployment rate has been somewhat higher than the national figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.5% national figure. However, for the last five years the State rates were below the national rates (4.8% versus 5.6% in 1995). The unemployment rate and its effects vary among particular geographic areas of the State. There can be no assurance that future national, regional or state-wide economic difficulties and the resulting impact on State or local government fi-nances generally will not adversely affect the market value of Ohio State-Spe-cific Obligations held in the Portfolio or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those obligations.

                                      28.

--------------------------------------------------------------------------------
WHO MANAGES THE FUND?
--------------------------------------------------------------------------------

BOARD OF       The business and affairs of the Fund are managed under the di-
TRUSTEES       rection of its Board of Trustees. The following persons cur-
               rently serve on the Board:

               William O. Albertini--Executive Vice President and Chief Finan-cial Officer of Bell Atlantic Corporation.

               Raymond J. Clark--Treasurer of Princeton University.

               Robert M. Hernandez--Vice Chairman and Chief Financial Officer of USX Corporation.

               Anthony M. Santomero--Deputy Dean of The Wharton School, Uni-versity of Pennsylvania.

               David R. Wilmerding, Jr.--Chairman, Gee, Wilmerding & Associ-ates, Inc.

ADVISER AND    The Adviser to the Compass Capital Funds is PNC Asset Manage-
SUB-ADVISER    ment Group ("PAMG"). Each of the Portfolios within the Compass
               Capital Fund family is managed by a specialized portfolio man-ager who is a member of PAMG's fixed income portfolio manage-ment subsidiary, BlackRock Financial Management, Inc. ("Black-
               Rock"). BlackRock has its primary offices at 345 Park Avenue, New York, New York 10154.

               The ten Portfolios and their portfolio managers are as follows:

 COMPASS CAPITAL PORTFOLIO                   PORTFOLIO MANAGER
 -------------------------                   -----------------
Low Duration Bond          Robert S. Kapito; Vice Chairman of BlackRock since
                           1988; Portfolio co-manager since its inception.
                           Scott Amero; Managing Director of BlackRock since
                           1990; Portfolio co-manager since its inception.
                           Jody Kochansky; Vice President of BlackRock since
                           1992; Portfolio co-manager since 1995.
Intermediate Government    Robert S. Kapito and Scott Amero (see above) and
 Bond                      Michael P. Lustig; Mr. Lustig has been Vice
                           President of BlackRock since 1989; Messrs. Kapito,
                           Lustig and Amero have been Portfolio co-managers
                           since 1995.
Intermediate Bond          Robert S. Kapito, Michael P. Lustig and Scott Amero
                           (see above); Messrs. Kapito, Lustig and Amero have
                           been Portfolio co-managers since 1995.
Core Bond                  Scott Amero (see above); Mr. Amero has been
                           Portfolio manager since its inception.
Managed Income             Robert S. Kapito, Michael P. Lustig and Scott Amero
                           (see above); Messrs. Kapito, Lustig and Amero have
                           been Portfolio co-managers since 1995.
International Bond         Andrew Gordon; portfolio manager at BlackRock since
                           1996; responsible for non-dollar research at Barclay
                           Investments from 1994 to 1996 and at CS First Boston
                           from 1986 to 1994; Portfolio manager since January
                           1997.


                                      29.

--------------------------------------------------------------------------------

 COMPASS CAPITAL PORTFOLIO                   PORTFOLIO MANAGER
 -------------------------                   -----------------
Tax-Free Income            Kevin Klingert; portfolio manager at BlackRock since
                           1991; prior to joining BlackRock, Assistant Vice
                           President, Merrill, Lynch, Pierce, Fenner & Smith;
                           Portfolio manager since 1995.
Pennsylvania Tax-Free      Kevin Klingert (see above); Portfolio manager since
 Income                    1995.
New Jersey Tax-Free In-    Kevin Klingert (see above); Portfolio manager since
 come                      1995.
Ohio Tax-Free Income       Kevin Klingert (see above); Portfolio manager since
                           1995.

                                      30.

--------------------------------------------------------------------------------
               PAMG was organized in 1994 to perform advisory services for in-vestment companies, and has its principal offices at 1600 Mar-ket Street, 29th Floor, Philadelphia, Pennsylvania 19103. PAMG is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.

               For their investment advisory and sub-advisory services, PAMG and the Portfolios' sub-adviser are entitled to fees, computed daily on a Portfolio-by-Portfolio basis and payable monthly, at the maximum annual rates set forth below. As stated under "What Are The Expenses Of The Portfolios?" PAMG and the sub-adviser intend to waive a portion of their fees during the current fis-cal year. All sub-advisory fees are paid by PAMG, and do not represent an extra charge to the Portfolios.

              MAXIMUM ANNUAL CONTRACTUAL FEE RATE (BEFORE WAIVERS)

                              EACH PORTFOLIO
                         EXCEPT THE INTERNATIONAL
                              BOND PORTFOLIO       INTERNATIONAL BOND PORTFOLIO
                         ------------------------- ----------------------------------
AVERAGE DAILY NET         INVESTMENT  SUB-ADVISORY   INVESTMENT         SUB-ADVISORY
ASSETS                   ADVISORY FEE     FEE       ADVISORY FEE            FEE
-----------------        ------------ ------------ --------------      --------------
first $1 billion             .500%        .350%          .550%              .400%
$1 billion--$2 billion       .450         .300           .500               .350
$2 billion--$3 billion       .425         .275           .475               .325
greater than $3 billion      .400         .250           .450               .300

               For the twelve months ended September 30, 1996, the Portfolios (other than the Low Duration Bond, Core Bond, International Bond and New Jersey Tax-Free Income Portfolios) paid investment advisory fees at the following annual rates (expressed as a percentage of average daily net assets) after voluntary fee waivers: Intermediate Government Bond Portfolio, .28%; Interme-diate Bond Portfolio, .30%; Managed Income Portfolio, .35%; Tax-Free Income Portfolio, .28%; Pennsylvania Tax-Free Income Portfolio, .29%; and Ohio Tax-Free Income Portfolio, .06%. For the period from April 1, 1996 through September 30, 1996, the Low Duration Bond and Core Bond Portfolios paid investment ad-visory fees, after voluntary fee waivers, at the annual rates of .30% and .30% of their respective average daily net assets. For the periods from February 1, 1996 and February 13, 1996, respectively, through September 30, 1996, the New Jersey Tax-Free Income and International Bond Portfolios paid investment advisory fees, after voluntary fee waivers, at the annual rates of .30% and .55% of their respective average daily net assets.

               The Portfolios' sub-adviser strives to achieve best execution on all transactions. Infrequently, brokerage transactions for the Portfolios may be directed through registered broker/dealers who have entered into dealer agreements with Compass Capital's distributor, subject to the requirements of best execution.

ADMINISTRATORS Compass Capital Group, Inc. ("CCG"), PFPC Inc. ("PFPC") and
               Compass Distributors, Inc. ("CDI") (the "Administrators") serve as the Fund's co-administrators. CCG and PFPC are indirect wholly-owned subsidiaries of PNC Bank Corp. CDI is a wholly-owned subsidiary of Provident Distributors, Inc. ("PDI"). A ma-jority of the outstanding stock of PDI is owned by its offi-cers.

               The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relating to the maintenance of financial records and fund accounting. As compensation for these services, CCG is entitled to receive a

                                      31.

-------------------------------------------------------------------------------
                 fee, computed daily and payable monthly, at an annual rate of .03% of each Portfolio's average daily net assets, and PFPC and CDI are entitled to receive a combined fee, com-puted daily and payable monthly, at an annual rate of .20% of the first $500 million of each Portfolio's average daily net assets, .18% of the next $500 million of each Portfo-lio's average daily net assets, .16% of the next $1 billion of each Portfolio's average daily net assets and .15% of each Portfolio's average daily net assets in excess of $2 billion. From time to time the Administrators may waive some or all of their administration fees from a Portfolio.

                 For information about the operating expenses the Portfolios paid for the most recent fiscal period, see "What Are the Expenses of the Portfolios?"

TRANSFER         PNC Bank serves as the Portfolios' custodian and PFPC serves
AGENT,           as their transfer agent and dividend disbursing agent.
DIVIDEND
DISBURSING
AGENT AND
CUSTODIAN


SHAREHOLDER      The Fund intends to enter into service arrangements with in-
SERVICING        stitutional investors ("Institutions") (including PNC Bank and its affiliates) which provide that the Institutions will render support services to their customers who are the bene-ficial owners of Service Shares. These services are intended to supplement the services provided by the Fund's Adminis-trators and transfer agent to the Fund's shareholders of record. In consideration for payment of a shareholder processing fee of up to .15% (on an annualized basis) of the average daily net asset value of Service Shares owned bene-ficially by their customers, Institutions may provide one or more of the following services: processing purchase and re-demption requests from customers and placing orders with the Fund's transfer agent or the distributor; processing divi-dend payments from the Fund on behalf of customers; provid-ing sub-accounting with respect to Service Shares benefi-cially owned by customers or the information necessary for sub-accounting; and providing other similar services. In consideration for payment of a separate shareholder servic-ing fee of up to .15% (on an annualized basis) of the aver-age daily net asset value of Service Shares owned benefi-cially by their customers, Institutions may provide one or more of these additional services to such customers: re-sponding to customer inquiries relating to the services per-formed by the Institution and to customer inquiries concern-ing their investments in Service Shares; assisting customers in designating and changing dividend options, account desig-nations and addresses; and providing other similar share-holder liaison services. Customers who are beneficial owners of Service Shares should read this Prospectus in light of the terms and fees governing their accounts with Institu-tions.

                 Conflict-of-interest restrictions may apply to the receipt of compensation paid by the Fund in connection with the in-vestment of fiduciary funds in Portfolio shares. Institu-tions, including banks regulated by the Comptroller of the Currency, Federal Reserve Board and state banking commis-sions, and investment advisers and other money managers sub-ject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal counsel before entering into agreements with the Fund.

                 The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting securities. It is intended that the services provided by Institutions under their service agreements will not be prohibited under these laws. Under state securities laws, banks and financial institutions that receive payments from the Fund may be required to register as dealers.

                                      32.

--------------------------------------------------------------------------------

EXPENSES Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. Expenses include, but are not limited to, fees paid to PAMG and the Administra-tors, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, shareholder servicing and process-ing fees, fees and expenses in registering and qualifying the Portfolios and their shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and dis-tributing prospectuses and statements of additional information to existing shareholders, expenses relating to shareholder re-ports, shareholder meetings and proxy solicitations, insurance premiums, the expense of independent pricing services, and other expenses which are not expressly assumed by PAMG or the Fund's service providers under their agreements with the Fund. Any general expenses of the Fund that do not belong to a par-ticular investment portfolio will be allocated among all in-vestment portfolios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equi-table.

                                      33.

-------------------------------------------------------------------------------
HOW ARE SHARES PURCHASED AND REDEEMED?
-------------------------------------------------------------------------------

DISTRIBUTOR. Shares of the Portfolios are offered on a continuous basis by CDI as distributor (the "Distributor"). CDI maintains its principal offices at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The Fund is not required or permitted under the Plan to make distribution payments with respect to Service Shares. However, the Plan permits CDI, PAMG, the Administrators and other companies that receive fees from the Fund to make payments relating to distribution and sales support ac-tivities out of their past profits or other sources available to them, which, subject to applicable NASD regulations, may include contributions to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsorship of various educational programs, sales contests and promo-tions in which participants may receive reimbursement of expenses, entertain-ment and prizes such as travel awards, merchandise and cash. For further in-formation, see "Investment Advisory, Administration, Distribution and Servic-ing Arrangements" in the Statement of Additional Information.

PURCHASE OF SHARES. Service Shares are offered without a sales load to Insti-tutions acting on behalf of their customers, as well as certain persons who were shareholders of Compass Capital Group of Funds at the time of its combi-nation with the PNC(R) Fund during the first quarter of 1996. Service Shares will normally be held of record by Institutions or in the names of nominees of Institutions. Share purchases are normally effected through a customer's ac-count at an Institution through procedures established in connection with the requirements of the account. In these cases, confirmations of share purchases and redemptions will be sent to the Institutions. Beneficial ownership of shares will be recorded by the Institutions and reflected in the account statements provided by such Institutions to their customers. Investors wishing to purchase shares should contact their Institutions.

Service Shares are sold at their net asset value per share next computed after an order is received by PFPC. Orders received by PFPC by 4:00 p.m. (Eastern
Time) on a Business Day are priced the same day. A "Business Day" is any week-day that the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open for business. Purchase orders may be placed by telephoning PFPC at (800) 441-7450. Orders received by PFPC after 4:00 p.m. (Eastern Time) are priced on the following Business Day.

Payment for Service Shares must normally be made in Federal funds or other funds immediately available to the Fund's custodian. Payment may also, in the discretion of the Fund, be made in the form of securities that are permissible investments for the respective Portfolios. For further information, see the Statement of Additional Information. The minimum initial investment is $5,000; however, Institutions may set a higher minimum for their customers. There is no minimum subsequent investment requirement.

Compass Capital may in its discretion waive the minimum investment amount and may in its discretion reject any order for Service Shares.

REDEMPTION OF SHARES. Customers of Institutions may redeem Service Shares in accordance with the procedures applicable to their accounts with the Institu-tions. These procedures will vary according to the type of account and the In-stitution involved, and customers should consult their account managers in this regard. It is the responsibility of Institutions to transmit redemption orders to PFPC and credit their customers' accounts with redemption proceeds on a timely basis. In the case of shareholders holding share certificates, the certificates must accompany the redemption request.

                                      34.

--------------------------------------------------------------------------------

Institutions may place redemption orders by telephoning PFPC at (800) 441-7450. Shares are redeemed at their net asset value per share next determined after PFPC's receipt of the redemption order. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions com-municated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures.

Payment for redeemed shares for which a redemption order is received by PFPC before 4:00 p.m. (Eastern Time) on a Business Day is normally made in Federal funds wired to the redeeming Institution on the next Business Day, provided that the Fund's custodian is also open for business. Payment for redemption or-ders received after 4:00 p.m. (Eastern Time) or on a day when the Fund's custo-dian is closed is normally wired in Federal funds on the next Business Day fol-lowing redemption on which the Fund's custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiv-ing a redemption order if, in the judgment of PAMG, an earlier payment could adversely affect a Portfolio. No charge for wiring redemption payments is im-posed by the Fund, although Institutions may charge their customer accounts for redemption services. Information relating to such redemption services and charges, if any, should be obtained by customers from their Institutions.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at 400 Bellevue Parkway, Wilmington, DE 19809.

The Fund may redeem Service Shares in any Portfolio account if the account bal-ance drops below $5,000 as the result of redemption requests and the share-holder does not increase the balance to at least $5,000 upon thirty days' writ-ten notice. If a customer has agreed with an Institution to maintain a minimum balance in his or her account with the Institution, and the balance in the ac-count falls below that minimum, the customer may be obligated to redeem all or part of his or her shares in the Portfolios to the extent necessary to maintain the minimum balance required.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

                                      35.

--------------------------------------------------------------------------------
WHAT SPECIAL PURCHASE AND REDEMPTION PROCEDURES MAY APPLY?
--------------------------------------------------------------------------------

Persons who were shareholders of an investment portfolio of the Compass Capital Group of Funds at the time of the portfolio's combination with The PNC(R) Fund may also purchase and redeem Service Shares of the same Portfolio and for the same account in which they held shares on that date through the procedures de-scribed in this section.

PURCHASES. Purchase orders may be placed through PFPC. The minimum investment is $100. Purchases through the Automatic Investment Plan described below are subject to a lower purchase minimum. The name of the Portfolio with respect to which shares are purchased must appear on the check or Federal Reserve Draft. Investors may also wire Federal funds in connection with the purchase of shares. The wire instructions must include the name of the Portfolio, class of the Portfolio, the name of the account registration, and the shareholder ac-count number. Before wiring any funds, however, an investor must call PFPC at
(800) 441-7762 in order to confirm the wire instructions. Purchase orders which are received by PFPC, together with payment, before the close of regular trad-ing hours on the NYSE (currently 4:00 p.m. Eastern Time) on any Business Day (as defined above) are priced according to the net asset value next determined on that day.

The Portfolios offer an Automatic Investment Plan ("AIP") whereby an investor in shares of a Portfolio may arrange for periodic investments in that Portfolio through automatic deductions from a checking or savings account by completing the AIP Application Form which may be obtained from PFPC. The minimum pre- au-thorized investment amount is $50.

REDEMPTIONS. Shareholders may redeem for cash some or all of their shares of the Portfolios at any time by sending a written redemption request in proper form to Compass Capital Funds c/o PFPC Inc., P.O. Box 8907, Wilmington, Dela-ware 19899-8907.

Except as noted below, a request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $25,000, or if the proceeds are not to be paid to the record owner at the rec-ord address, or if the shareholder is a corporation, partnership, trust or fi-duciary, signature(s) must be guaranteed by any eligible guarantor institution. Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

Generally, a properly signed written request with any required signature guar-antee is all that is required for a redemption. In some cases, however, other documents may be necessary. Shareholders holding share certificates must send their certificates with the redemption request. Additional documentary evidence of authority is required by PFPC in the event redemption is requested by a cor-poration, partnership, trust, fiduciary, executor or administrator.

If a shareholder has given authorization for expedited redemption, shares can be redeemed by telephone and the proceeds sent by check to the shareholder or by Federal wire transfer to a single previously designated bank account. Once authorization is on file, PFPC will honor requests by any person by telephone at (800) 441-7762 or other means. The minimum amount that may be sent by check is $500, while the minimum amount that may be wired is $10,000. Compass Capital reserves the right to change these minimums or to terminate these redemption privileges. If the proceeds of a redemption would exceed $25,000, the redemp-tion request must be in writing and will be subject to the signature guarantee requirement described above. This privilege may not be used to redeem shares in certificated form.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

                                      36.

--------------------------------------------------------------------------------

Compass Capital is not responsible for the efficiency of the Federal wire sys-tem or the shareholder's firm or bank. Compass Capital does not currently charge for wire transfers. The shareholder is responsible for any charges im-posed by the shareholder's bank. To change the name of the single designated bank account to receive wire redemption proceeds, it is necessary to send a written request (with a guaranteed signature as described above, to Compass Capital Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907.

Compass Capital reserves the right to refuse a telephone redemption if it be-lieves it advisable to do so. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Compass Capital, the Administrators and the Distributor will not be liable for any loss, liability, cost or expense for acting upon telephone instructions reasonably believed to be genuine in accordance with such procedures.

Compass Capital offers a Systematic Withdrawal Plan ("SWP") which may be used by investors who wish to receive regular distributions from their accounts. Upon commencement of the SWP, the account must have a current value of $10,000 or more in a Portfolio. Shareholders may elect to receive automatic cash pay-ments of $100 or more either monthly, every other month, quarterly, three times a year, semi-annually, or annually. Automatic withdrawals are normally proc-essed on the 25th day of the applicable month or, if such day is not a Business Day, on the next Business Day and are paid promptly thereafter. An investor may utilize the SWP by completing the SWP Application Form which may be obtained from PFPC.

Shareholders should realize that if withdrawals exceed income dividends their invested principal in the account will be depleted. To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to PFPC.

                                      37.

--------------------------------------------------------------------------------
HOW IS NET ASSET VALUE CALCULATED?
--------------------------------------------------------------------------------

Net asset value is calculated separately for Service Shares of each Portfolio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. East-ern Time) on each Business Day by dividing the value of all securities and other assets owned by a Portfolio that are allocated to its Service Shares, less the liabilities charged to its Service Shares, by the number of its Serv-ice Shares that are outstanding.

Most securities held by a Portfolio are priced based on their market value as determined by reported sales prices, or the mean between bid and asked prices, that are provided by securities dealers or pricing services. Portfolio securi-ties which are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direc-tion of the Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless a Portfolio's sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value.

HOW FREQUENTLY ARE DIVIDENDS AND DISTRIBUTIONS MADE TO INVESTORS?
--------------------------------------------------------------------------------

Each Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. All distributions are reinvested at net asset value in the form of additional full and fractional Service Shares of the relevant Portfolio unless a shareholder elects otherwise. Such election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to dividends paid after its receipt by PFPC. Each Portfolio declares a dividend each day on "settled" shares (i.e. shares for which the particular Portfolio has received payment in Federal funds) on the first Business Day after a purchase order is placed with the Fund. Payments by check are normally converted to Federal funds within two Business Days of receipt. Over the course of a year, substantially all of the Portfolios' net investment income will be declared as dividends. The amount of the daily divi-dend for each Portfolio will be based on periodic projections of its net in-vestment income. All dividends are paid within ten days after the end of each month. Net realized capital gains (including net short-term capital gains), if any, will be distributed by each Portfolio at least annually.

                                      38.

--------------------------------------------------------------------------------
HOW ARE FUND DISTRIBUTIONS TAXED?
--------------------------------------------------------------------------------

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If a Portfolio qualifies, it generally will be relieved of Federal income tax on amounts dis-tributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are "exempt interest dividends" or are treated as a return of capital), whether the distributions are paid in cash or reinvested in additional shares.

Distributions paid out of a Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder holds shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Each Tax-Free Portfolio intends to pay substantially all of its dividends as "exempt interest dividends." However, taxpayers are required to report the re-ceipt of "exempt interest dividends" on their Federal income tax returns, and in two circumstances such amounts, while exempt from regular Federal income tax, are taxable to persons subject to alternative minimum and environmental taxes. First, "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986 generally will constitute an item of tax preference for corporate and non-corporate taxpayers in determining alternative minimum and environmental tax liability. Second, "exempt interest dividends" must be taken into account by corporate taxpayers in determining certain ad-justments for alternative minimum and environmental tax purposes. In addition, investors should be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from private activity bonds. Shareholders who are recipients of Social Security Act or Railroad Re-tirement Act benefits should note that "exempt interest dividends" will be taken into account in determining the taxability of their benefit payments.

Each Tax-Free Portfolio will determine annually the percentages of its net in-vestment income which are exempt from the regular Federal income tax, which constitute an item of tax preference for Federal alternative minimum tax pur-poses, and which are fully taxable. These percentages will apply uniformly to all distributions declared from net investment income during that year and may differ significantly from the actual percentages for any particular day.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a speci-fied date in those months will be deemed to have been received by the share-holders on December 31 of such year, if the dividends are paid during the fol-lowing January.

An investor considering buying shares on or just before a dividend record date should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a shareholder upon the redemption, transfer or exchange of shares depending upon their tax basis and their price at the time of redemption, transfer or exchange. Any loss upon the sale or ex-change of shares held for six months or less will be disallowed for Federal in-come tax purposes to the extent of any exempt interest dividends received by the shareholder. For the Ohio Tax-Free Income Portfolio, the loss will be dis-allowed for Ohio income tax purposes to the same extent, even though, for Ohio income tax purposes, some portion of such dividends actually may have been sub-ject to Ohio income tax.

It is expected that dividends and certain interest income earned by the Inter-national Bond Portfolio from foreign securities will be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of the Portfolio's total assets at the close of a taxable year consists of stock or securities of foreign corporations, the Portfolio may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including gen-erally any withholding taxes and other foreign income taxes, as paid by its shareholders.

                                      39.

--------------------------------------------------------------------------------
The Portfolio intends to make this election. As a result, the amount of such foreign taxes paid by the Portfolio will be included in its shareholders' in-come pro rata (in addition to taxable distributions actually received by them), and each shareholder generally will be entitled either (a) to credit a propor-tionate amount of such taxes against U.S. Federal income tax liabilities, or
(b) if a shareholder itemizes deductions, to deduct such proportionate amounts from U.S. income, should the shareholder so choose.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolios. Except as discussed below, dividends paid by each Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of the dividends may be derived from interest on obligations which, if realized directly, would be exempt from such income taxes. In addi-tion, shareholders who are non-resident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to differ-ent Federal income tax treatment. Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in a Portfolio. For additional information concerning the tax treatment of dividends and distributions by the states listed below including certain restrictions ap-plicable to such treatment, see "Taxes" in the Statement of Additional Informa-tion.

PENNSYLVANIA TAX CONSIDERATIONS. Income received by a shareholder attributable to interest realized by the Pennsylvania Tax-Free Income Portfolio from Penn-sylvania State-Specific Obligations or attributable to insurance proceeds on account of such interest, is not taxable to individuals, estates or trusts un-der the Personal Income Tax (in the case of insurance proceeds, to the extent they are exempt for Federal income tax purposes); to corporations under the Corporate Net Income Tax (in the case of insurance proceeds, to the extent they are exempt for Federal income tax purposes); nor to individuals under the Phil-adelphia School District Net Investment Income Tax ("School District Tax").

Income received by a shareholder attributable to gain on the sale or other dis-position by the Pennsylvania Tax-Free Income Portfolio of Pennsylvania State-Specific Obligations is taxable under the Personal Income Tax, the Corporate Net Income Tax, and, unless these assets were held by the Pennsylvania Tax-Free Income Portfolio for more than six months, the School District Tax.

To the extent that gain on the disposition of a share represents gain realized on Pennsylvania State-Specific Obligations held by the Pennsylvania Tax-Free Income Portfolio, such gain may be subject to the Personal Income Tax and Cor-porate Net Income Tax. Such gain may also be subject to the School District Tax, except that gain realized with respect to a share held for more than six months is not subject to the School District Tax.

This discussion does not address the extent, if any, to which shares, or inter-est and gain thereon, are subject to, or included in the measure of, the spe-cial taxes imposed by the Commonwealth of Pennsylvania on banks and other fi-nancial institutions or with respect to any privilege, excise, franchise or other tax imposed on business entities not discussed above (including the Cor-porate Capital Stock/Foreign Franchise Tax).

Shareholders of the Pennsylvania Tax-Free Income Portfolio are not subject to the Pennsylvania County Personal Property Tax to the extent that the Portfolio is comprised of Pennsylvania State-Specific Obligations and Federal obligations (if the interest on such obligations is exempt from state and local taxation under the laws of the United States).

NEW JERSEY TAX CONSIDERATIONS. It is anticipated that substantially all divi-dends paid by the New Jersey Tax-Free Income Portfolio will not be subject to New Jersey personal income tax. In accordance with the provisions of New Jersey law as currently in effect, distributions paid by a "qualified investment fund" will not be subject to the New Jersey personal income tax to the extent that the distributions are attributable to income received as interest or gain from New Jersey State-Specific Obligations, or as interest or gain from direct U.S. Government obligations. Distributions by a "qualified investment fund" that are attributable to most other sources will be subject to the New Jersey personal income tax. Shares of the Portfolio are not subject to property taxation by New Jersey or its political subdivisions.

                                      40.

--------------------------------------------------------------------------------

The New Jersey personal income tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, dividends and distributions from a "qualified investment fund" are included in the net income tax base for purposes of computing the Corporation Business Tax. Furthermore, any gain upon the redemption or sale of shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corpora-tion Business Tax.

OHIO TAX CONSIDERATIONS. Individuals and estates that are subject to Ohio per-sonal income tax or municipal or school district income taxes in Ohio will not be subject to such taxes on distributions from the Ohio Tax-Free Income Portfo-lio to the extent that such distributions are properly attributable to interest on Ohio State-Specific Obligations or obligations issued by the U.S. Govern-ment, its agencies, instrumentalities or territories (if the interest on such obligations is exempt from state income taxation under the laws of the United States). Corporations that are subject to the Ohio corporation franchise tax will not have to include distributions from the Ohio Tax-Free Income Portfolio in their net income base for purposes of calculating their Ohio corporation franchise tax liability to the extent that such distributions either constitute exempt-interest dividends for Federal income tax purposes or are properly at-tributable to interest on Ohio State-Specific Obligations or the U.S. obliga-tions described above. However, Shares of the Ohio Tax-Free Income Portfolio will be included in a corporation's net worth base for purposes of calculating the Ohio corporation franchise tax. Distributions properly attributable to gain on the sale, exchange or other disposition of Ohio State Specific Obligations will not be subject to the Ohio personal income tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Distributions attributable to other sources will be subject to the Ohio personal income tax and the Ohio corpora-tion franchise tax.

                                      41.

--------------------------------------------------------------------------------
HOW IS THE FUND ORGANIZED?
--------------------------------------------------------------------------------

The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. On January 12, 1996 the Fund changed its name from The PNC(R) Fund to Compass Capital FundsSM. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more clas-ses of shares. Pursuant to this authority, the Trustees have authorized the is-suance of an unlimited number of shares in thirty investment portfolios. Each Portfolio offers five separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, Investor B Shares and Investor C Shares. This pro-spectus relates only to Service Shares of the Portfolios described herein.

Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees and amounts payable under the Fund's Distribution and Service Plan. In addition, each class of Investor Shares is sold with different sales charges. Because of these "class expenses" and sales charges, the performance of a Portfolio's Institutional Shares is ex-pected to be higher than the performance of the Portfolio's Service Shares, and the performance of both the Institutional Shares and Service Shares of a Port-folio is expected to be higher than the performance of the Portfolio's classes of Investor Shares. The performance of each class of Investor Shares may be different. The Fund offers various services and privileges in connection with its Investor Shares that are not generally offered in connection with its In-stitutional and Service Shares, including an automatic investment plan and an automatic withdrawal plan. For further information regarding the Fund's Insti-tutional or Investor Share classes, contact PFPC at (800) 441-7764 (Institu-tional Shares) or (800) 441-7762 (Investor Shares).

Each share of a Portfolio has a par value of $.001, represents an interest in that Portfolio and is entitled to the dividends and distributions earned on that Portfolio's assets that are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as required under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On November 30, 1996, PNC Bank held of record approximately 70% of the Fund's outstanding shares, as trustee on behalf of individual and institutional in-vestors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp., a multi-bank holding company.

                                      42.

--------------------------------------------------------------------------------
HOW IS PERFORMANCE CALCULATED?
--------------------------------------------------------------------------------

Performance information for Service Shares of the Portfolios may be quoted in advertisements and communications to shareholders. Total return will be calcu-lated on an average annual total return basis for various periods. Average an-nual total return reflects the average annual percentage change in value of an investment in Service Shares of a Portfolio over the measuring period. Total return may also be calculated on an aggregate total return basis. Aggregate to-tal return reflects the total percentage change in value over the measuring pe-riod. Both methods of calculating total return assume that dividend and capital gain distributions made by a Portfolio with respect to its Service Shares are reinvested in Service Shares.

The yield of Service Shares is computed by dividing the Portfolio's net income per share allocated to its Service Shares during a 30-day (or one month) period by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis. Each Tax-Free Portfolio's "tax-equivalent yield" may also be quoted, which shows the level of taxable yield needed to produce an after-tax equivalent to a Portfolio's tax-free yield. This is done by increasing the Portfolio's yield (calculated above) by the amount necessary to reflect the payment of Federal and/or state income tax at a stated tax rate.

The performance of a Portfolio's Service Shares may be compared to the perfor-mance of other mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Portfolio's Service Shares may be com-pared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service, and with the performance of the Lehman GMNA Index, the T-Bill Index, the "stocks, bonds and inflation index" published annually by Ibbotson Associates and the Lehman Gov-ernment Corporate Bond Index, as well as the benchmarks attached to this Pro-spectus. Performance information may also include evaluations of the Portfolios and their Service Shares published by nationally recognized ranking services, and information as reported in financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or re-gional nature.

In addition to providing performance information that demonstrates the actual yield or return of Service Shares of a particular Portfolio, a Portfolio may provide other information demonstrating hypothetical investment returns. This information may include, but is not limited to, illustrating the compounding effects of dividends in a dividend reinvestment plan or the impact of tax-de-ferred investing.

Performance quotations for shares of a Portfolio represent past performance and should not be considered representative of future results. The investment re-turn and principal value of an investment in a Portfolio will fluctuate so that an investor's Service Shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for Service Shares of a Portfolio cannot necessarily be used to compare an invest-ment in such shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged by brokers or other institu-tions directly to their customer accounts in connection with investments in Service Shares will not be included in the Portfolio performance calculations.

                                      43.

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of the Compass Capital Funds:
We have audited the accompanying statements of assets and liabilities, includ-ing the schedules of investments, of the Short Government Bond, Intermediate Government Bond, Intermediate Bond, Core Bond, Government Income, Managed In-come, International Bond, Tax-Free Income and New Jersey Tax-Free Income Port-folios of the Compass Capital Fund, and the statements of net assets of the Pennsylvania Tax-Free Income and Ohio Tax-Free Income Portfolios of the Compass Capital Funds as of September 30, 1996, and the related statements of opera-tions for the periods then ended, the statements of changes in net assets for each of the two years (or periods) in the period then ended, and the financial highlights for each of the periods presented (except for those statements which have been audited by other auditors as discussed below). These financial state-ments and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net as-sets for the year ended June 30, 1995, and the financial highlights for the year ended June 30, 1995 and each of the prior periods presented of the Short Government Bond and Core Bond Portfolios, formerly the BFM Institutional Trust Short Duration and Core Fixed Income Portfolios (the "BFM Funds"), respectively were audited by other auditors, whose report dated August 7, 1995 expressed an unqualified opinion thereon.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial high-lights are free of materials misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments held by the custodian and brokers as of September 30, 1996. An audit also includes assess-ing the accounting principles used and significant estimates made by manage-ment, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Compass Capital Funds (Short Government Bond, Intermediate Government Bond, In-termediate Bond, Core Bond, Government Income, Managed Income, International Bond, Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free and Ohio Tax-Free Income Portfolios), as of September 30, 1996, and the results of their operations for the periods then ended, the changes in their net assets for each of the two years (or periods) in the period then ended (except for the year ended June 30, 1995 for the BFM Funds which have been audited by other au-ditors), and the financial highlights for each of the periods presented (except for the year ended June 30, 1995 and prior periods for the BFM Funds which have been audited by other auditors), in conformity with generally accepted account-ing principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
November 22, 1996

                                      44.

--------------------------------------------------------------------------------
HOW CAN I GET MORE INFORMATION?
--------------------------------------------------------------------------------

Below is a brief description of how investors can easily access information about the Compass Capital Funds.

 FUND INFORMATION          HOURS AVAILABLE           PHONE INFORMATION
 MUTUAL FUND SPECIALISTS   9 AM to 6 PM, E.S.T.      toll-free 888-4COMPASS
 Available to provide      Monday through Friday     toll-free 888-426-6727
 performance and market                              toll-free 800-388-8734
 trends.
 PORTFOLIO MANAGERS        9 AM to 6 PM, E.S.T.      toll-free 888-4COMPASS
 COMMENTARY                Monday through Friday     toll-free 888-426-6727
 (Audio recording updated                            toll-free 800-388-8734
 periodically)
 SHAREHOLDER SERVICES
 TELEPHONE ACCESS:         24 Hours, 7 days a week   toll-free 800-441-7764

 ACCOUNT SERVICE           8:30 to 5 PM, E.S.T.      toll-free 800-441-7764
 REPRESENTATIVES:          Monday through Friday
 Available to discuss
 account balance
 information, mutual fund
 prospectus, literature
 and discuss programs and
 services available.
 PURCHASES AND             8:30 to 5 PM, E.S.T.      toll-free 800-441-7450
 REDEMPTIONS               Monday through Friday
 WORLD WIDE WEB:
 Access general fund       24 Hours, 7 days a week   http://www.compassfunds.com
 information and specific
 fund performance.
 Request mutual fund
 prospectuses and
 literature. Forward
 mutual fund inquiries.
 E-MAIL:
 Request prospectuses and  24 Hours, 7 days a week   funds@compassfunds.com
 literature. Forward
 mutual fund inquiries.
 WRITTEN CORRESPONDENCE:   POST OFFICE BOX ADDRESS   STREET ADDRESS
                           Compass Capital Funds     Compass Capital Funds
                           c/o PFPC Inc.             c/o PFPC Inc.
                           P.O. Box 8907             400 Bellevue Parkway
                           Wilmington, DE 19899-8907 Wilmington, DE 19809

                                      45.

--------------------------------------------------------------------------------
                                    APPENDIX

    COMPASS CAPITAL                PERFORMANCE
       PORTFOLIO                    BENCHMARK                                 DESCRIPTION
Low Duration Bond        Merrill 1-3 Year Treasury Index Treasuries with maturities ranging from 1 to 2.99 years
Intermediate Government  Lehman Brothers Intermediate    Treasury and agency issues in the Lehman Aggregate,
Bond                     Government                      excluding maturities above 9.99 years
Intermediate Bond        Lehman Brothers Intermediate    Treasury, agency and corporate issues in the Lehman
                         Gov't/Corp                      Aggregate, excluding maturities above 9.99 years
Core Bond                Lehman Aggregate                The Lehman Aggregate contains issues that meet the
                                                         following criteria:
                                                         .At least $100 million par amount outstanding for
                                                         entry and exit
                                                         .Rated investment grade (at least Baa-3) by Moody's
                                                         or S&P (if not rated by Moody's)
                                                         .At least one year at maturity
                                                         .Coupon must have a fixed rate
                                                         .Excludes CMOs, ARMs, manufactured homes, non-agency
                                                         bonds, buydowns, graduated equity mortgages, project
                                                         loans and non-conforming ("jumbo") mortgages
                                                         .As of November 1996, the composition of the Lehman
                                                         Brothers Aggregate Index is:
                                                         52% allocation to Treasury and government securities
                                                         29% allocation to mortgage-backed securities
                                                         19% allocation to corporate and asset-backed
                                                         securities
Managed Income           Lehman Aggregate                The Lehman Aggregate contains issues that meet the
                                                         following criteria:
                                                         .At least $100 million par amount outstanding for
                                                         entry and exit
                                                         .Rated investment grade (at least Baa-3) by Moody's
                                                         or S&P (if not rated by Moody's)
                                                         .At least one year at maturity
                                                         .Coupon must have a fixed rate
                                                         .Excludes CMOs, ARMs, manufactured homes, non-agency
                                                         bonds, buydowns, graduated equity mortgages, project
                                                         loans and non-conforming ("jumbo") mortgages
                                                         .As of November 1996, the composition of the Lehman
                                                         Brothers Aggregate Index is:
                                                         52% allocation to Treasury and government securities
                                                         29% allocation to mortgage-backed securities
                                                         19% allocation to corporate and asset-backed
                                                         securities
International Bond       Salomon Non-U.S. Hedged World   A market-capitalization weighted benchmark that
                         Government Bond Index           tracks the performance of the 13 Government bond
                                                         markets of Australia, Austria, Belgium, Canada,
                                                         Denmark, France, Germany, Italy, Japan, the
                                                         Netherlands, Spain, Sweden and the United Kingdom.
                                                         The currency-hedged return is computed by using a
                                                         rolling one-month forward exchange contract as a
                                                         hedging instrument.
Tax-Free Income          Lehman Municipal Bond Index     All of the bonds in the following Municipal Indices
                                                         possess the following characteristics:
                                                         .A minimum credit rating of Baa-3
                                                         .Outstanding par value of at least $3 million
                                                         .Must be issued as part of a deal of at least $50
                                                         million
                                                         .Individual bonds must have been issued within the
                                                         last 5 years
                                                         .Remaining maturity of not less than one year
                                                         Excludes bonds subject to the alternative minimum
                                                         tax (AMT), taxable municipal bonds, and floating-
                                                         rate or zero coupon municipal bonds
Pennsylvania Tax-Free    Lehman Local GO Index           Local general obligation bonds
Income
New Jersey Tax-Free      Lehman Local GO Index           Local general obligation bonds
Income
Ohio Tax-Free Income     Lehman Local GO Index           Local general obligation bonds

                                      46.

                                                          COMPASS CAPITAL FUNDS
THE COMPASS CAPITAL FUNDS

Compass Capital Funds is a leading mutual fund company currently managing in excess of $11 billion in 30 portfolios designed to fit a broad range of investment goals. Each portfolio is managed by recognized experts in equity, fixed income, international, and tax-free investing who adhere to a pure investment style SM.

STOCK PORTFOLIOS
--------------------------------------------------------------------------------

    Large Cap Growth Equity             Small Cap Growth Equity
    Large Cap Value Equity              Small Cap Value Equity
    Mid-Cap Growth Equity               International Equity
    Mid-Cap Value Equity                International Emerging Markets
                                        Index Equity
                                        Select Equity

STOCK & BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Balanced

BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Low Duration Bond                   Government Income
    Intermediate Government Bond        Managed Income
    Intermediate Bond                   International Bond
    Core Bond

TAX-FREE BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Tax-Free Income                     New Jersey Tax-Free Income
    Pennsylvania Tax-Free Income        Ohio Tax-Free Income

MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------

    Money Market                        North Carolina Municipal Money Market
    U.S. Treasury Money Market          Ohio Municipal Money Market
    Municipal Money Market              Pennsylvania Municipal Money Market
    New Jersey Municipal Money Market   Virginia Municipal Money Market

                                                                January 1, 1997
--------------------------------------------------------------------------------
THE MONEY MARKET PORTFOLIOS INVESTOR SHARES
--------------------------------------------------------------------------------

ASKING THE KEY
QUESTIONS

                                                                          PAGE
            What Are The Expenses Of The Portfolios?.....................   4
            What Are The Portfolios' Financial Highlights?...............   7
            What Are The Portfolios?.....................................  12
            What Additional Investment Policies And Risks Apply?.........  15
            What Are The Portfolios' Fundamental Investment
             Limitations?................................................  19
            Who Manages The Fund?........................................  20
            How Are Shares Purchased?....................................  24
            How Are Shares Redeemed?.....................................  26
            What Are The Shareholder Features Of The Fund?...............  28
            How Is Net Asset Value Calculated?...........................  30
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  30
            How Are Fund Distributions Taxed?............................  31
            How Is The Fund Organized?...................................  34
            How Is Performance Calculated?...............................  35
            How Can I Get More Information?..............................  36

              This Prospectus contains information about the Compass Capital money market portfolios (the "Portfolios") that a prospective in-vestor needs to know before investing. Please keep it for future reference. A Statement of Additional Information dated January 1, 1997 has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information may be ob-tained free of charge from the Fund by calling (800) 441-7762. The Statement of Additional Information, as supplemented from time to time, is incorporated by reference into this Prospectus.

              SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DE-POSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIOS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT IN-VESTED. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

              The New Jersey, North Carolina, Ohio, Pennsylvania and Virginia Municipal Money Market Portfolios may invest a significant per-centage of their assets in a single issuer and, therefore, in-vestments in these Portfolios may be riskier than an investment in other types of money market funds.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE STATE-SPECIFIC MUNICIPAL PORTFOLIOS LISTED ABOVE ARE INTENDED ONLY FOR RESIDENTS OF THE RESPECTIVE STATES INDICATED.

                                       2.

--------------------------------------------------------------------------------
THE MONEY MARKET PORTFOLIOS OF COMPASS CAPITAL FUNDS
--------------------------------------------------------------------------------

               The COMPASS CAPITAL FUND Family consists of 30 portfolios and has been structured to include many different investment styles across the spectrum of money market investments so that invest-ors may participate across multiple disciplines in order to seek their long-term financial goals.

               The Money Market Portfolios of COMPASS CAPITAL FUNDS consist of eight short-term investment alternatives. Two of these Portfo-lios invest solely in taxable instruments, and six of these Portfolios invest in tax-exempt instruments. A detailed de-scription of each Portfolio begins on page 12.

               COMPASS CAPITAL        LIPPER PEER GROUP
                PORTFOLIO

               MONEY MARKET           Money Market Instrument Funds

               U.S. TREASURY          U.S. Treasury Money Market Funds
                MONEY MARKET

               MUNICIPAL MONEY        Tax-Exempt Money Market Funds
                MARKET

               NJ MUNICIPAL           NJ Tax-Exempt Money Market Funds
                MONEY MARKET

               NC MUNICIPAL           Other States Tax-Exempt Money
                MONEY MARKET           Market Funds

               OH MUNICIPAL           Ohio Tax-Exempt Money Market
                MONEY MARKET           Funds

               PA MUNICIPAL           PA Tax-Exempt Money Market Funds
                MONEY MARKET

               VA MUNICIPAL           Other States Tax-Exempt Money
                MONEY MARKET           Market Funds

UNDERSTANDING  This Prospectus has been crafted to provide detailed, accurate
THE COMPASS    and comprehensive information on the Compass Capital Portfo-
CAPITAL        lios. We intend this document to be an effective tool as you
MONEY MARKET   explore different directions in money market investing.
PORTFOLIOS

CONSIDERING
THE RISKS IN
MONEY MARKET   There can be no assurance that any mutual fund will achieve its
INVESTING      investment objective, or that any Portfolio will be able to maintain a stable net asset value of $1.00 per share. Certain
               Portfolios may invest in U.S. dollar-denominated instruments of foreign issuers or municipal securities backed by the credit of foreign banks, which may be subject to risks in addition to those inherent in U.S. investments. Each state-specific munici-pal Portfolio will concentrate in the securities of issuers lo-cated in a particular state, and is non-diversified, which means that its performance may be dependent upon the perfor-mance of a smaller number of securities than the other Portfo-lios, which are considered diversified. See "What Additional
               Investment Policies And Risks Apply?"

INVESTING IN   For information on how to purchase and redeem shares of the
THE COMPASS    Portfolios, see "How Are Shares Purchased" and "How Are Shares
CAPITAL        Redeemed?"
FUNDS

                                      3.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIOS?
--------------------------------------------------------------------------------

Below is a summary of the annual operating expenses incurred by Investor Shares of the Portfolios after fee waivers for the fiscal year ended September 30, 1996 as a percentage of average daily net assets. The figures shown for each Portfolio have been restated to reflect current expenses and fee waivers. Be-cause no Investor A, B or C Shares of the Virginia Municipal Money Market Port-folio, no Investor C Shares of the Money Market Portfolio and no Investor B or C Shares of the other Portfolios were outstanding during the fiscal year ended September 30, 1996, the figures shown for these share classes under "Other ex-penses" are estimates for the current fiscal year. An example based on the sum-mary is also shown.

                                MONEY                            U.S. TREASURY
                               MARKET                            MONEY MARKET
                              PORTFOLIO                            PORTFOLIO
                              MUNICIPAL
                            MONEY MARKET
                              PORTFOLIO
                  INVESTOR A   INVESTOR B  INVESTOR C  INVESTOR A   INVESTOR B  INVESTOR C
                  INVESTOR A   INVESTOR B  INVESTOR C
ANNUAL PORTFOLIO
 OPERATING
 EXPENSES
 (AS A
 PERCENTAGE OF
 AVERAGE NET
 ASSETS)
Advisory fees
 (after fee
 waivers)(/1/)            .07%        .07%        .07%         .07%        .07%        .07%
12b-1 fees(/2/)           .10         .75         .75          .10         .75         .75
Other operating
 expenses
 (after fee
 waivers)(/1/)            .69         .54         .54          .69         .54         .54
                        -----       -----       -----        -----       -----       -----
 Shareholder
  servicing fee     .25         .25         .25          .25         .25         .25
 Shareholder
  processing fee    .15         .00         .00          .15         .00         .00
 Other expenses     .29         .29         .29          .29         .29         .29
                  -----        ----        ----        -----        ----        ----
Total Portfolio
 operating
 expenses
 (after fee
 waivers)(/1/)            .86%       1.36%       1.36%         .86%       1.36%       1.36%
                        =====       =====       =====        =====       =====       =====
ANNUAL PORTFOLIO
 OPERATING
 EXPENSES
 (AS A
 PERCENTAGE OF
 AVERAGE NET
 ASSETS)
Advisory fees
 (after fee
 waivers)(/1/)            .06%        .06%          .06%
12b-1 fees(/2/)           .10         .75           .75
Other operating
 expenses
 (after fee
 waivers)(/1/)            .70         .55           .55
                        ------      ------        -------
 Shareholder
  servicing fee     .25         .25         .25
 Shareholder
  processing fee    .15         .00         .00
 Other expenses     .30         .30         .30
                  -----        ----        ------
Total Portfolio
 operating
 expenses
 (after fee
 waivers)(/1/)            .86%       1.36%         1.36%
                        ======      ======        =======

(1) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .42% for each class of the Money Market Portfolio, .44% for each class of the U.S. Treasury Money Mar-ket Portfolio and .45% for each class of the Municipal Money Market Portfo-lio and administration fees would be .15% for each class of the Money Mar-ket Portfolio, .16% for each class of the U.S. Treasury Money Market Port-folio and .18% for each class of the Municipal Money Market Portfolio. PAMG and the Portfolios' administrators are under no obligation to waive or con-tinue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolios' total operating ex-penses during the remainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operating expenses" would be:
    (i) .71%, .72% and .76%, respectively, for Investor A Shares; (ii) .56%, .57% and .61%, respectively, for Investor B Shares; and (iii) .56%, .57% and .61%, respectively, for Investor C Shares; and "Total Portfolio operat-ing expenses" would be: (iv) 1.23%, 1.26% and 1.31%, respectively, for In-vestor A Shares; (v) 1.73%, 1.76% and 1.80%, respectively, for Investor B Shares; and (vi) 1.73%, 1.76% and 1.81%, respectively, for Investor C Shares.
(2) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the National As-sociation of Securities Dealers, Inc. ("NASD").

                                       4.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIOS? (CONTINUED)
--------------------------------------------------------------------------------

                             NEW JERSEY                         NORTH CAROLINA                            OHIO
                              MUNICIPAL                            MUNICIPAL                            MUNICIPAL
                            MONEY MARKET                         MONEY MARKET                         MONEY MARKET
                              PORTFOLIO                            PORTFOLIO                            PORTFOLIO
                  INVESTOR A   INVESTOR B  INVESTOR C  INVESTOR A   INVESTOR B  INVESTOR C  INVESTOR A   INVESTOR B  INVESTOR C
ANNUAL PORTFOLIO
 OPERATING
 EXPENSES
 (AS A
 PERCENTAGE OF
 AVERAGE NET
 ASSETS)
Advisory Fees
 (after fee
 waivers)(/1/)            .06%        .06%        .06%         .06%        .06%        .06%         .06%        .06%        .06%
12b-1 fees(/2/)           .10         .75         .75          .10         .75         .75          .10         .75         .75
Other operating
 expenses
 (after fee
 waivers)(/1/)            .70         .55         .55          .70         .55         .55          .70         .55         .55
                        -----         ---         ---        -----         ---         ---        -----         ---         ---
 Shareholder
  servicing fee     .25         .25         .25          .25         .25         .25          .25         .25         .25
 Shareholder
  processing fee    .15         .00         .00          .15         .00         .00          .15         .00         .00
 Other expenses     .30         .30         .30          .30         .30         .30          .30         .30         .30
                  -----        ----        ----        -----        ----        ----        -----        ----        ----
Total Portfolio
 operating
 expenses
 (after fee
 waivers)(/1/)            .86%       1.36%       1.36%         .86%       1.36%       1.36%         .86%       1.36%       1.36%
                        =====       =====       =====        =====       =====       =====        =====       =====       =====

(1) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .45% and administration fees would be .18% for each class of each Portfolio. PAMG and the Portfolios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as neces-sary to maintain the Portfolios' total operating expenses during the re-mainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operating expenses" would be: (i) .80%, .81% and .78%, respectively, for Investor A Shares; (ii) .65%, .66% and .63%, re-spectively, for Investor B Shares; and (iii) .65%, .66% and .63%, respec-tively, for Investor C Shares; and "Total Portfolio operating expenses" would be: (iv) 1.35%, 1.36% and 1.33%, respectively, for Investor A Shares;
    (v) 1.85%, 1.86% and 1.83%, respectively, for Investor B Shares; and (vi) 1.85%, 1.86% and 1.83%, respectively, for Investor C Shares.
(2) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.

                             PENNSYLVANIA                           VIRGINIA
                               MUNICIPAL                            MUNICIPAL
                             MONEY MARKET                         MONEY MARKET
                               PORTFOLIO                            PORTFOLIO
                   INVESTOR A   INVESTOR B  INVESTOR C  INVESTOR A   INVESTOR B  INVESTOR C
ANNUAL PORTFOLIO
 OPERATING
 EXPENSES
 (AS A PERCENTAGE
 OF AVERAGE
 NET ASSETS)
Advisory Fees
 (after fee
 waivers)(/1/)             .06%        .06%        .06%         .06%        .06%        .06%
12b-1 fees(/2/)            .10         .75         .75          .10         .75         .75
Other operating
 expenses
 (after fee
 waivers)(/1/)             .70         .55         .55          .65         .50         .50
                           ---         ---         ---          ---         ---         ---
 Shareholder
  servicing fee      .25         .25         .25          .25         .25         .25
 Shareholder
  processing fee     .15         .00         .00          .15         .00         .00
 Other expenses      .30         .30         .30          .25         .25         .25
                   -----        ----        ----        -----        ----        ----
Total Portfolio
 operating
 expenses
 (after fee
 waivers)(/1/)             .86%       1.36%       1.36%         .81%       1.31%       1.31%
                         =====       =====       =====        =====       =====       =====

(1) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .45% and administration fees would be .18% for each class of each Portfolio. PAMG and the Portfolios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as neces-sary to maintain the Portfolios' total operating expenses during the re-mainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operating expenses" would be: (i) .76% and .79%, respectively, for Investor A Shares; (ii) .61% and .64%, respectively, for Investor B Shares; and (iii) .61 and .64%, respectively, for Investor C Shares; and "Total Portfolio operating expenses" would be: (iv) 1.31% and 1.34%, respectively, for Investor A Shares; (v) 1.81% and 1.84%, respec-tively, for Investor B Shares; and (vi) 1.81% and 1.84%, respectively, for Investor C Shares.
(2) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.

                                       5.

--------------------------------------------------------------------------------
EXAMPLE

An investor in Investor Shares would pay the following expenses on a $1,000 in-vestment assuming (1) 5% annual return, and (2) redemption at the end of each time period:

                                   ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Money Market
 A Shares                            $ 9        $27        $48          $106
 B Shares*                            14         43         74     150**/143***
 C Shares*                            14         43         74           164
U.S. Treasury Money Market
 A Shares                              9         27         48           106
 B Shares*                            14         43         74     150**/143***
 C Shares*                            14         43         74           164
Municipal Money Market
 A Shares                              9         27         48           106
 B Shares*                            14         43         74     150**/143***
 C Shares*                            14         43         74           164
New Jersey Municipal Money Market
 A Shares                              9         27         48           106
 B Shares*                            14         43         74     150**/143***
 C Shares*                            14         43         74           164
North Carolina Municipal Money
 Market
 A Shares                              9         27         48           106
 B Shares*                            14         43         74     150**/143***
 C Shares*                            14         43         74           164
Ohio Municipal Money Market
 A Shares                              9         27         48           106
 B Shares*                            14         43         74     150**/143***
 C Shares*                            14         43         74           164
Pennsylvania Municipal Money
 Market
 A Shares                              9         27         48           106
 B Shares*                            14         43         74     150**/143***
 C Shares*                            14         43         74           164
Virginia Municipal Money
 Portfolio
 A Shares                              9         27         48           106
 B Shares*                            14         43         74     150**/143***
 C Shares*                            14         43         74           164

 * These expense figures do not reflect the imposition of the deferred sales charge which may be deducted upon the redemption of Investor B or Investor C Shares of a Portfolio received in an exchange transaction for Investor B or Investor C Shares of a non-money market investment portfolio of the Fund. See "What Are The Shareholder Features Of The Fund?--Exchange Privilege."
 ** Based on the conversion of Investor B Shares to Investor A Shares after eight years (applies to shares received in an exchange transaction for In-vestor B Shares of an equity portfolio of the Fund).
*** Based on the conversion of Investor B Shares to Investor A Shares after seven years (applies to shares received in an exchange transaction for In-vestor B Shares of a fixed income portfolio of the Fund).

The foregoing Tables and Example are intended to assist investors in under-standing the expenses the Portfolios pay. Investors bear these expenses either directly or indirectly. They do not reflect any charges that may be imposed by brokers or other institutions directly on their customer accounts in connection with investments in the Portfolios.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE IN-VESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                       6.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS' FINANCIAL HIGHLIGHTS?
--------------------------------------------------------------------------------

               The following financial information has been derived from the financial statements incorporated by reference into the State-ment of Additional Information, and has been audited by the Portfolios' independent accountants. This financial information should be read together with those financial statements. For the period shown, no Investor A, B or C Shares of the Virginia Municipal Money Market Portfolio, Investor C Shares of the Money Market Portfolio and Investor B or C Shares of the other Portfolios were outstanding. Further information about the per-formance of the Portfolios is available in the annual share-holder reports. Both the Statement of Additional Information and the annual shareholder reports may be obtained from the Fund free of charge by calling (800) 441-7762.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR AN INVESTOR A OR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             MONEY MARKET PORTFOLIO

                                      INVESTOR A SHARES                 INVESTOR B SHARES
                                                           FOR THE                FOR THE
                                                            PERIOD                 PERIOD
                              YEAR      YEAR      YEAR    1/13/93/1/     YEAR    9/15/95/1/
                             ENDED     ENDED     ENDED     THROUGH       ENDED    THROUGH
                            9/30/96   9/30/95   9/30/94    9/30/93      9/30/96   9/30/95
 NET ASSET VALUE AT
 BEGINNING OF PERIOD        $   1.00  $   1.00  $   1.00   $   1.00     $  1.00   $   1.00
                            --------  --------  --------   --------     -------   --------
 Income from investment
 operations
 Net investment income        0.0485    0.0511    0.0308     0.0188      0.0426     0.0020
 Net realized gain (loss)
 on investments                  - -       - -       - -        - -         - -        - -
                            --------  --------  --------   --------     -------   --------
   Total from investment
   operations                 0.0485    0.0511    0.0308     0.0188      0.0426     0.0020
                            --------  --------  --------   --------     -------   --------
 LESS DISTRIBUTIONS
 Distributions from net
 investment income           (0.0485)  (0.0511)  (0.0308)   (0.0188)    (0.0426)   (0.0020)
 Distributions from net
 realized capital gains          - -       - -       - -        - -         - -        - -
                            --------  --------  --------   --------     -------   --------
   Total distributions       (0.0485)  (0.0511)  (0.0308)   (0.0188)    (0.0426)   (0.0020)
                            --------  --------  --------   --------     -------   --------
 NET ASSET VALUE AT END
 OF PERIOD                  $   1.00  $   1.00  $   1.00   $   1.00     $  1.00   $   1.00
                            ========  ========  ========   ========     =======   ========
 Total return                   4.96%     5.23%     3.12%      1.89%       4.34%      0.20%
 RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
 period (in thousands)      $162,099  $ 10,185  $  4,342   $     49     $   138   $     27
 Ratios of expenses to
 average net assets
  After
  advisory/administration
  fee waivers                   0.74%     0.81%     0.75%      0.67%/2/    1.36%      1.34%/2/
  Before
  advisory/administration
  fee waivers                   1.10%     1.19%     1.16%      0.78%/2/    1.73%      1.72%/2/
 Ratios of net investment
 income to average net
 assets
  After
  advisory/administration
  fee waivers                   4.81%     5.15%     3.39%      2.62%/2/    4.18%      4.58%/2/
  Before
  advisory/administration
  fee waivers                   4.45%     4.78%     2.98%      2.51%/2/    3.82%      4.20%/2/

/1/Commencement of operations of share class.
/2/Annualized.

                                       7.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                        MUNICIPAL MONEY MARKET PORTFOLIO

                                             INVESTOR A SHARES
                                                                  FOR THE
                                                                   PERIOD
                                     YEAR      YEAR      YEAR    11/2/92/1/
                                    ENDED     ENDED     ENDED     THROUGH
                                   9/30/96   9/30/95   9/30/94    9/30/93
 NET ASSET VALUE AT BEGINNING OF
  PERIOD                           $   1.00  $   1.00  $   1.00   $   1.00
                                   --------  --------  --------   --------
 Income from investment
  operations
 Net investment income               0.0288    0.0311    0.0193     0.0181
 Net realized gain (loss) on
  investments                           - -       - -       - -        - -
                                   --------  --------  --------   --------
   Total from investment
    operations                       0.0288    0.0311    0.0193     0.0181
                                   --------  --------  --------   --------
 LESS DISTRIBUTIONS
 Distributions from net
  investment income                 (0.0288)  (0.0311)  (0.0193)   (0.0181)
 Distributions from net realized
  capital gains                         - -       - -       - -        - -
                                   --------  --------  --------   --------
   Total distributions              (0.0288)  (0.0311)  (0.0193)   (0.0181)
                                   --------  --------  --------   --------
 NET ASSET VALUE AT END OF
  PERIOD                           $   1.00  $   1.00  $   1.00   $   1.00
                                   ========  ========  ========   ========
 Total return                          2.88%     3.15%     1.95%      1.83%
 RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                       $  1,851  $     20  $     41   $     15
 Ratios of expenses to average
  net assets
  After advisory/administration
   fee waivers                         0.77%     0.79%     0.75%      0.72%/2/
  Before advisory/administration
   fee waivers                         1.21%     1.23%     1.23%      0.83%/2/
 Ratios of net investment income
  to average net assets
  After advisory/administration
   fee waivers                         2.80%     3.08%     2.05%      2.23%/2/
  Before advisory/administration
   fee waivers                         2.36%     2.64%     1.58%      2.12%/2/

/1/Commencement of operations of share class.
/2/Annualized.

                      U.S. TREASURY MONEY MARKET PORTFOLIO

                                             INVESTOR A SHARES
                                                                  FOR THE
                                                                   PERIOD
                                     YEAR      YEAR      YEAR    1/14/93/1/
                                    ENDED     ENDED     ENDED     THROUGH
                                   9/30/96   9/30/95   9/30/94    9/30/93
 NET ASSET VALUE AT BEGINNING OF
  PERIOD                           $   1.00  $   1.00  $   1.00   $   1.00
                                   --------  --------  --------   --------
 Income from investment
  operations
 Net investment income               0.0467    0.0501    0.0309     0.0183
 Net realized gain (loss) on
  investments                           - -       - -       - -        - -
                                   --------  --------  --------   --------
   Total from investment
    operations                       0.0467    0.0501    0.0309     0.0183
                                   --------  --------  --------   --------
 LESS DISTRIBUTIONS
 Distributions from net
  investment income                 (0.0467)  (0.0501)  (0.0309)   (0.0183)
 Distributions from net realized
  capital gains                         - -       - -       - -        - -
                                   --------  --------  --------   --------
   Total distributions              (0.0467)  (0.0501)  (0.0309)   (0.0183)
                                   --------  --------  --------   --------
 NET ASSET VALUE AT END OF
  PERIOD                           $   1.00  $   1.00  $   1.00   $   1.00
                                   ========  ========  ========   ========
 Total return                          4.77%     5.13%     3.11%      1.85%
 RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                       $ 10,630  $  1,285  $  1,656   $     50
 Ratios of expenses to average
  net assets
  After advisory/administration
   fee waivers                         0.79%     0.80%     0.75%      0.65%/2/
  Before advisory/administration
   fee waivers                         1.19%     1.21%     1.20%      0.78%/2/
 Ratios of net investment income
  to average net assets
  After advisory/administration
  fee waivers                          4.60%     5.03%     3.60%      2.57%/2/
  Before advisory/administration
   fee waivers                         4.20%     4.62%     3.14%      2.44%/2/

/1/Commencement of operations of share class.
/2/Annualized.

                                       8.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     OHIO MUNICIPAL MONEY MARKET PORTFOLIO

                                                    INVESTOR A SHARES
                                                                    FOR THE
                                                                     PERIOD
                                                 YEAR      YEAR    10/5/93/1/
                                                ENDED     ENDED     THROUGH
                                               9/30/96   9/30/95    9/30/94
 NET ASSET VALUE AT BEGINNING OF PERIOD        $   1.00  $   1.00   $   1.00
                                               --------  --------   --------
 Income from investment operations
 Net investment income                           0.0293    0.0310     0.0199
 Net realized gain (loss) on investments            - -       - -        - -
                                               --------  --------   --------
   Total from investment operations              0.0293    0.0310     0.0199
                                               --------  --------   --------
 LESS DISTRIBUTIONS
 Distributions from net investment income       (0.0293)  (0.0310)   (0.0199)
 Distributions from net realized capital
 gains                                              - -       - -        - -
                                               --------  --------   --------
   Total distributions                          (0.0293)  (0.0310)   (0.0199)
                                               --------  --------   --------
 NET ASSET VALUE AT END OF PERIOD              $   1.00  $   1.00   $   1.00
                                               ========  ========   ========
 Total return                                      2.98%     3.15%      2.01%
 RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)    $  5,672  $     75   $     28
 Ratios of expenses to average net assets
  After advisory/administration fee waivers        0.79%     0.80%      0.62%/2/
  Before advisory/administration fee waivers       1.25%     1.26%      1.26%/2/
 Ratios of net investment income to average
 net assets
  After advisory/administration fee waivers        2.88%     3.02%      1.94%/2/
  Before advisory/administration fee waivers       2.42%     2.56%      1.30%/2/

/1/Commencement of operations of share class.
/2/Annualized.

                 PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO

                                                    INVESTOR A SHARES
                                                                    FOR THE
                                                                    PERIOD
                                                YEAR      YEAR    12/28/93/1/
                                                ENDED    ENDED      THROUGH
                                               9/30/96  9/30/95     9/30/94
 NET ASSET VALUE AT BEGINNING OF PERIOD        $  1.00  $   1.00   $   1.00
                                               -------  --------   --------
 Income from investment operations
 Net investment income                          0.0281    0.0302     0.0153
 Net realized gain (loss) on investments           - -       - -        - -
                                               -------  --------   --------
   Total from investment operations             0.0281    0.0302     0.0153
                                               -------  --------   --------
 LESS DISTRIBUTIONS
 Distributions from net investment income      (0.0281)  (0.0302)   (0.0153)
 Distributions from net realized capital
 gains                                             - -       - -        - -
                                               -------  --------   --------
   Total distributions                         (0.0281)  (0.0302)   (0.0153)
                                               -------  --------   --------
 NET ASSET VALUE AT END OF PERIOD              $  1.00  $   1.00   $   1.00
                                               =======  ========   ========
 Total return                                     2.90%     3.06%      1.58%
 RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)    $63,424  $    750   $    139
 Ratios of expenses to average net assets
  After advisory/administration fee waivers       0.81%      .82%      0.65%/2/
  Before advisory/administration fee waivers      1.23%     1.24%      1.22%/2/
 Ratios of net investment income to average
 net assets
  After advisory/administration fee waivers       2.81%     3.03%      2.11%/2/
  Before advisory/administration fee waivers      2.39%     2.61%      1.54%/2/

/1/Commencement of operations of share class.
/2/Annualized.

                                       9.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO

                                                        INVESTOR A SHARES
                                                                  FOR THE
                                                                   PERIOD
                                                         YEAR    2/14/95/1/
                                                        ENDED     THROUGH
                                                       9/30/96    9/30/95
NET ASSET VALUE AT BEGINNING OF PERIOD                 $   1.00   $   1.00
                                                       --------   --------
Income from investment operations
 Net investment income                                   0.0286     0.0194
 Net realized gain (loss) on investments                    - -        - -
                                                       --------   --------
  Total from investment operations                       0.0286     0.0194
                                                       --------   --------
LESS DISTRIBUTIONS
 Distributions from net investment income               (0.0286)   (0.0194)
 Distributions from net realized capital gains              - -        - -
                                                       --------   --------
  Total distributions                                   (0.0286)   (0.0194)
                                                       --------   --------
NET ASSET VALUE AT END OF PERIOD                       $   1.00   $   1.00
                                                       ========   ========
Total return                                               2.90%      1.95%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)            $    111   $     53
 Ratios of expenses to average net assets
 After advisory/administration fee waivers                 0.76%      0.83%/2/
 Before advisory/administration fee waivers                1.25%      1.36%/2/
 Ratios of net investment income to average net assets
 After advisory/administration fee waivers                 2.83%      3.05%/2/
 Before advisory/administration fee waivers                2.34%      2.52%/2/

/1/Commencement of operations of share class.
/2/Annualized.

                                      10.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                  NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO+

                                                FOR THE PERIOD  FOR THE PERIOD
                                                    2/1/96        1/16/96/1/
                                                   THROUGH         THROUGH
                                                   9/30/96         1/31/96
NET ASSET VALUE AT BEGINNING OF PERIOD             $   1.00        $  1.00
                                                   --------        -------
Income from investment operations
 Net investment income                               0.0175           0.00
 Net realized gain (loss) on investments                - -            - -
                                                   --------        -------
  Total from investment operations                   0.0175           0.00
                                                   --------        -------
LESS DISTRIBUTIONS
 Distributions from net investment income           (0.0175)          0.00
 Distributions from net realized capital gains          - -            - -
                                                   --------        -------
  Total distributions                               (0.0175)          0.00
                                                   --------        -------
NET ASSET VALUE AT END OF PERIOD                   $   1.00        $  1.00
                                                   ========        =======
Total return                                           1.76%          2.66%/2/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)        $ 17,314        $21,662
 Ratios of expenses to average net assets
 After advisory/administration fee waivers             0.78%/2/       0.71%/2/
 Before advisory/administration fee waivers            1.27%/2/       1.20%/2/
 Ratios of net investment income to average net
  assets
 After advisory/administration fee waivers             2.63%/2/       2.66%/2/
 Before advisory/administration fee waivers            2.15%/2/       2.17%/2/

+ The Portfolio commenced operations on July 1, 1991 as the New Jersey
  Municipal Money Market Fund, a separate investment portfolio (the "Predecessor New Jersey Municipal Money Market Portfolio") of Compass Capital Group, which was organized as a Massachusetts business trust. On January 13, 1996, the assets and liabilities of the Predecessor New Jersey Municipal Money Market Portfolio were transferred to this Portfolio, and were combined with the assets of a pre-existing portfolio of investments maintained by the Fund.
/1/Commencement of operations of share class.
/2/Annualized.

                                      11.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS?
--------------------------------------------------------------------------------

MONEY MARKET      The investment objective of the Money Market Portfolio is to
PORTFOLIO         provide as high a level of current interest income as is con-
                  sistent with maintaining liquidity and stability of princi-pal. The Portfolio may invest in a broad range of short-term, high quality, U.S. dollar-denominated instruments, such as government, bank, commercial and other obligations, that are available in the money markets. In particular, the Portfolio may invest in:

                  (A) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings insti-tutions with total assets in excess of $1 billion (in-cluding obligations of foreign branches of such banks);

                  (B) high quality commercial paper and other obligations is-
                      sued or guaranteed by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard & Poor's Ratings Group ("S&P"), Prime-2 or higher by Moody's Investors Service, Inc. ("Moody's"), Duff 2 or higher by Duff & Phelps Credit Co. ("D&P"), F-2 or higher by Fitch Investors Service, Inc. ("Fitch") or TBW-2 or higher by Thomson BankWatch, Inc. ("TBW"), as well as high quality corporate bonds rated (at the time of purchase) AA or higher by S&P, D&P, Fitch or TBW or Aa or higher by Moody's;

                  (C) unrated notes, paper and other instruments that are of comparable quality as determined by the Portfolio's sub-adviser under guidelines established by the Fund's Board of Trustees;

                  (D) asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obliga-tions and credit card receivables);

                  (E) securities issued or guaranteed as to principal and in-
                      terest by the U.S. Government or by its agencies or in-strumentalities and related custodial receipts;

                  (F) dollar-denominated securities issued or guaranteed by
                      foreign governments or their political subdivisions, agencies or instrumentalities;

                  (G) guaranteed investment contracts issued by highly-rated
                      U.S. insurance companies;

                  (H) securities issued or guaranteed by state or local govern-
                      mental bodies; and

                  (I) repurchase agreements relating to the above instruments.

U.S. TREASURY     The investment objective of the U.S. Treasury Money Market
MONEY MARKET      Portfolio is to provide as high a level of current interest
PORTFOLIO         income as is consistent with maintaining liquidity and sta-
                  bility of principal. It pursues this objective by investing exclusively in short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements relating to such obligations.

MUNICIPAL         The investment objective of the Municipal Money Market Port-
PORTFOLIOS        folio is to provide as high a level of current interest in-
                  come exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal. It pursues this objective by investing substantially all of its assets in short-term obligations issued by or on behalf of states, territories and possessions of the United States, the Dis-trict of Columbia, and their political subdivisions, agen-cies, instrumentalities and authorities ("Municipal Obliga-tions").

                                      12.

--------------------------------------------------------------------------------

               The investment objective of the New Jersey Municipal Money Mar-ket Portfolio, North Carolina Municipal Money Market Portfolio, Ohio Municipal Money Market Portfolio, Pennsylvania Municipal Money Market Portfolio and Virginia Municipal Money Market Portfolio (the "State-Specific Municipal Portfolios") is, for each Portfolio, to seek as high a level of current income ex-empt from Federal, and to the extent possible, state income tax of the specific state in which a Portfolio concentrates, as is consistent with maintaining liquidity and stability of princi-pal.

               The Municipal Money Market Portfolio and the State-Specific Mu-nicipal Portfolios (together, the "Municipal Portfolios") seek to achieve their investment objectives by primarily investing in:

               (A) fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody's, SP-2 or A-2 or higher by S&P, AA or higher by D&P or F-2 or higher by Fitch;

               (B) tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody's, A-2 or higher by S&P, Duff 2 or higher by D&P or F-2 or higher by Fitch;

               (C) municipal bonds rated Aa or higher by Moody's or AA or higher by S&P, D&P or Fitch;

               (D) unrated notes, paper or other instruments that are of com-
                   parable quality as determined by the Portfolios' sub-ad-viser under guidelines established by the Fund's Board of Trustees; and

               (E) municipal bonds and notes which are guaranteed as to prin-
                   cipal and interest by the U.S. Government or an agency or instrumentality thereof or which otherwise depend directly or indirectly on the credit of the United States.

               During normal market conditions, at least 80% of each Municipal Portfolio's net assets will be invested in securities which are Municipal Obligations. In addition, under normal conditions each State-Specific Municipal Portfolio intends to invest at least 65% of its net assets in Municipal Obligations of issuers located in the particular state indicated by its name ("State-Specific Obligations"). The Municipal Money Market Portfolio intends, on the other hand, to invest less than 25% of its to-tal assets in Municipal Obligations of issuers located in the same state. During temporary defensive periods, each Municipal Portfolio may invest without limitation in obligations that are not Municipal Obligations and may hold without limitation uninvested cash reserves.

               Each State-Specific Portfolio may invest without limitation in private activity bonds the interest on which is an item of tax preference for purposes of the Federal alternative minimum tax ("AMT Paper"). The Municipal Money Market Portfolio may invest up to 20% of its total assets in AMT Paper when added together with any taxable investments held by the Portfolio. Interest on AMT Paper that is received by taxpayers subject to the Federal alternative minimum tax is taxable.

               Each Municipal Portfolio may invest 25% or more of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects. To the extent a Portfolio's assets are invested in Municipal Obligations payable from the revenues of similar projects or are invested in private activ-ity bonds, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than it would be if its assets were not so invested.

                                      13.

-------------------------------------------------------------------------------

QUALITY,         All securities acquired by the Portfolios will be determined
MATURITY AND     at the time of purchase by the Portfolios' sub-adviser, un-
DIVERSIFICATION  der guidelines established by the Fund's Board of Trustees, to present minimal credit risks and will be "Eligible Secu-rities" as defined by the SEC. Eligible Securities are (a) securities that either (i) have short-term debt ratings at the time of purchase in the two highest rating categories by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the secu-rity is rated by only one NRSRO), or (ii) are comparable in priority and security with an instrument issued by an issuer which has such ratings, and (b) securities that are unrated
                 (including securities of issuers that have long-term but not short-term ratings) but are of comparable quality as deter-mined in accordance with guidelines approved by the Board of Trustees.

                 Each Portfolio is managed so that the average maturity of all instruments held by it (on a dollar-weighted basis) will not exceed 90 days. In no event will a Portfolio purchase securities which mature more than 397 days from the date of purchase (except for certain variable and floating rate in-struments and securities collateralizing repurchase agree-ments). Securities in which the Portfolios invest may not earn as high a level of income as longer term or lower qual-ity securities, which generally have greater market risk and more fluctuation in market value.

                 The Money Market, U.S. Treasury Money Market and Municipal Money Market Portfolios are classified as diversified port-folios, and the State-Specific Municipal Portfolios are classified as non-diversified portfolios, under the Invest-ment Company Act of 1940 (the "1940 Act"). Investment re-turns on a non-diversified portfolio typically are dependent upon the performance of a smaller number of securities rela-tive to the number held in a diversified portfolio. Conse-quently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio. In addition, because the State-Specific Municipal Portfolios concentrate their in-vestments in obligations of issuers located in particular states, investments in these Portfolios may be riskier than an investment in other money market funds.

                                      14.

--------------------------------------------------------------------------------
WHAT ADDITIONAL INVESTMENT POLICIES AND RISKS APPLY?
--------------------------------------------------------------------------------

CORPORATE AND BANK OBLIGATIONS. To the extent consistent with their investment objectives, the Portfolios may invest in debt obligations of domestic or foreign corporations and banks, and may acquire commercial obligations issued by Canadian corporations and Canadian counterparts of U.S. corporations, as well as Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer. Bank obligations may include certificates of deposit, notes, bankers' acceptances and fixed time deposits. These obligations may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation. The Money Market Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets. The obligations of foreign issuers may involve certain risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, less stringent regulatory requirements and less market liquidity.

Commercial paper issues include securities issued by corporations without reg-istration under the Securities Act of 1933 (the "1933 Act") in reliance on the exemption in Section 3(a)(3), and commercial paper issued in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) paper").
Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must similarly be made in an exempt transaction. Sec-tion 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers which make a market in Section 4(2) paper, thus providing liquidity.

U.S. GOVERNMENT OBLIGATIONS. To the extent consistent with their investment ob-jectives, the Portfolios may also purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of cer-tain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.

MUNICIPAL OBLIGATIONS. The two principal classifications of Municipal Obliga-tions are "general obligation" securities and "revenue" securities. General ob-ligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue se-curities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being fi-nanced. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal Obligations may also in-clude "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Also included within the general category of Municipal Obligations are partici-pation certificates in a lease, an installment purchase contract, or a condi-tional sales contract ("lease obligations") entered into by a state or politi-cal subdivision to finance the acquisition or construction of equipment, land or facilities. Although lease obligations are not general obligations of the issuer for which the state or other governmental body's unlimited taxing power is pledged, certain lease obligations are backed by a covenant to appropriate money to make the lease obligation payments. However, under certain lease obli-gations, the state or governmental body has no obligation to make these pay-ments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, dis-position of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that is not yet as marketable as more conventional securities.

                                      15.

-------------------------------------------------------------------------------

Each Municipal Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held by it. Under a stand-by commitment, a dealer agrees to purchase at the Portfolio's option specific Municipal Obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates.

The amount of information regarding the financial condition of issuers of Mu-nicipal Obligations may be less extensive than the information for public cor-porations, and the secondary market for Municipal Obligations may be less liq-uid than that for taxable obligations. Accordingly, the ability of a Portfolio to buy and sell Municipal Obligations may, at any particular time and with re-spect to any particular securities, be limited. In addition, Municipal Obliga-tions purchased by the Portfolios include obligations backed by letters of credit and other forms of credit enhancement issued by domestic and foreign banks, as well as other financial institutions. Changes in the credit quality of these institutions could cause loss to a Municipal Portfolio and affect its share price.

The Municipal Portfolios may invest in tax-exempt derivative securities relat-ing to Municipal Obligations, including tender option bonds, participations, beneficial interests in trusts and partnership interests.

Opinions relating to the validity of Municipal Obligations and to the exemp-tion of interest thereon from Federal or state income tax are rendered by counsel to the respective issuers or sponsors at the time of issuance. The Fund and its service providers will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations or the bases for such opinions.

MORTGAGE-RELATED SECURITIES. Although under normal market conditions they do not expect to do so, each Portfolio may invest in mortgage-related securities issued by the U.S. Government or its agencies or instrumentalities or issued by private companies. Mortgage-related securities may include collateralized mortgage obligations ("CMOs") issued by the Federal National Mortgage Associa-tion, the Federal Home Loan Mortgage Corporation or other U.S. Government agencies or instrumentalities or issued by private companies. In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During these periods, the reinvestment of prepayment proceeds by the particu-lar Portfolio will generally be at lower rates than the rates on the prepaid obligations.

VARIABLE AND FLOATING RATE INSTRUMENTS. Each Portfolio may purchase rated and unrated variable and floating rate instruments, which may have a stated matu-rity in excess of 13 months but will, in any event, permit a Portfolio to de-mand payment of the principal of the instrument at least once every 13 months upon not more than thirty days' notice (unless the instrument is guaranteed by the U.S. Government or an agency or instrumentality thereof). These instru-ments may include variable amount master demand notes that permit the indebt-edness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Issuers of unrated variable and floating rate instruments must satisfy the same criteria as set forth above for the particular Portfo-lio.

REPURCHASE AGREEMENTS. Each Portfolio may agree to purchase securities from broker-dealers and financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturi-ties exceeding 13 months, so long as the repurchase agreement itself matures in less than 13 months. Default by or bankruptcy of the seller would expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

GUARANTEED INVESTMENT CONTRACTS. The Money Market Portfolio may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under these contracts, the Portfolio makes cash con-tributions to a deposit fund of the insurance company's general account. The insurance company then credits interest to the Portfolio on a monthly basis, which is based on an index (such as the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. The

                                      16.

--------------------------------------------------------------------------------
Money Market Portfolio does not expect to invest more than 5% of its net assets in GICs at any time during the current fiscal year.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio may purchase se-curities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Port-folio to purchase or sell particular securities with payment and delivery tak-ing place at a future date (perhaps one or two months later), and permit a Portfolio to lock in a price or yield on a security it owns or intends to pur-chase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the price or yield ob-tained in a transaction may be less favorable than the price or yield available in the market when the delivery takes place.

SECURITIES LENDING. A Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or ir-revocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. A Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securities loans involve risks of delay in receiving additional collateral or in recover-ing the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

REVERSE REPURCHASE AGREEMENTS. Each Portfolio may enter into reverse repurchase agreements for temporary purposes (such as to obtain cash to meet redemption requests when the liquidation of portfolio securities is deemed disadvantageous or inconvenient). A reverse repurchase agreement involves a sale by a Portfolio of securities that it holds concurrently with an agreement by the Portfolio to repurchase the same securities at an agreed-upon price and date. Reverse repur-chase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase.

INVESTMENT COMPANIES. In connection with the management of their daily cash po-sitions, the Portfolios may invest in securities issued by other investment companies which invest in short-term, high quality debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method of valuation. Securities of other investment companies will be acquired by a Portfolio within the limits prescribed by the 1940 Act. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's ex-penses, including advisory fees. These expenses would be in addition to the ad-visory fees and other expenses the Portfolio bears directly in connection with its own operations.

UNINVESTED CASH RESERVES. Each Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Portfolios' sub-adviser, suitable obligations are unavailable. During nor-mal market periods, no more than 20% of a Portfolio's assets will be held uninvested. Uninvested cash reserves will not earn income.

ILLIQUID SECURITIES. No Portfolio will knowingly invest more than 10% of the value of its net assets in securities that are illiquid. Variable and floating rate instruments that cannot be disposed of within seven days, GICs, and repur-chase agreements and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to this 10% lim-it. Each Portfolio may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accor-dance with Rule 144A under the 1933 Act. These securities will not be consid-ered illiquid so long as the sub-adviser determines that an adequate trading market exists for the securities. This investment practice could have the ef-fect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninterested in purchasing these re-stricted securities.


                                      17.

--------------------------------------------------------------------------------
STATE-SPECIFIC MUNICIPAL PORTFOLIOS-ADDITIONAL RISK CONSIDERATIONS. The concen-tration of investments by the State-Specific Municipal Portfolios in State-Spe-cific Obligations raises special investment considerations. Changes in the eco-nomic condition and governmental policies of a state and its political subdivi-sions could adversely affect the value of a Portfolio's shares. Certain matters relating to some of the states in which the State-Specific Municipal Portfolios invest are described below. For further information, see "Special Considera-tions Regarding State-Specific Obligations" in the Statement of Additional In-formation.

Ohio. While diversifying more into the service and other non-manufacturing areas, the economy of Ohio continues to rely in part on durable goods manufac-turing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity in Ohio, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an im-portant segment of the Ohio economy with over half the State's area devoted to farming and approximately 16% of total employment in agribusiness. In past years, the State's overall unemployment rate has been somewhat higher than the national figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.5% national figure. However, for the last five years the State rates were below the national rates (4.8% versus 5.6% in 1995). The unemployment rate and its effects vary among particular geographic areas of the State. There can be no assurance that future national, regional or state-wide economic difficulties and the resulting impact on State or local government fi-nances generally will not adversely affect the market value of Ohio State-Spe-cific Obligations held in the Portfolio or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those obligations.

Pennsylvania. Although the General Fund of the Commonwealth (the principal op-erating fund of the Commonwealth) experienced deficits in fiscal 1990 and 1991, tax increases and spending decreases resulted in surpluses the following four years. As of June 30, 1995, the General Fund has a surplus of $688.3 million. For the fiscal year ended June 30, 1996, the General Fund's expenditures ex-ceeded available revenues by approximately $253 million; this shortfall was funded by the General Fund's unappropriated surplus. Rising unemployment, a relatively high proportion of persons 65 and older in the Commonwealth and court ordered increases in healthcare reimbursement rates place increased pres-sures on the tax resources of the Commonwealth and its municipalities. The Com-monwealth has sold a substantial amount of bonds over the past several years, but the debt burden remains moderate. Employment growth has shifted to the trade and service sectors, with losses in more high-paid manufacturing posi-tions. A new governor took office in January 1995, but the Commonwealth has continued to show fiscal restraint.

New Jersey. The State of New Jersey generally has a diversified economic base consisting of, among others, commerce and service industries, selective commer-cial agriculture, insurance, tourism, petroleum refining and manufacturing, al-though New Jersey's manufacturing industry has experienced a downward trend in the last few years. New Jersey is a major recipient of Federal assistance and, of all the states, is among the highest in the amount of Federal aid received. Therefore, a decrease in Federal financial assistance may adversely affect the financial condition of New Jersey and its political subdivisions and instrumen-talities. While New Jersey's economic base has become more diversified over time and thus its economy appears to be less vulnerable during recessionary pe-riods, a recurrence of high levels of unemployment could adversely affect New Jersey's overall economy and the ability of New Jersey and its political subdi-visions and instrumentalities to meet their financial obligations. In addition, New Jersey maintains a balanced budget which restricts total appropriation in-creases to only 5% annually with respect to any municipality or county. This balanced budget plan may actually adversely affect a particular municipality's or county's ability to repay its obligations.

                                      18.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS' FUNDAMENTAL INVESTMENT LIMITATIONS?
--------------------------------------------------------------------------------

A Portfolio's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. However, shareholders will be given at least 30 days' notice before any change to a Portfolio's investment objective. No assurance can be provided that a Portfolio will achieve its in-vestment objective.

Each Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of a Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolios' fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

No Portfolio may:

(1) purchase securities (except U.S. Government securities and related repur-chase agreements) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of a Portfolio's total assets may be invested without regard to this 5% limitation;

(2) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry, except that the Money Market Portfolio will invest at least 25% of its total assets in ob-ligations of issuers in the banking industry or instruments secured by such obligations except during temporary defensive periods;

(3) borrow money except for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. Whenever borrowings exceed 5% of a Portfolio's total assets, the Portfolio will not make any additional investments; and

(4) in the case of the Municipal Money Market Portfolio, invest less than 80% of its net assets in instruments the interest on which is exempt from regu-lar Federal income tax and not subject to the Federal alternative minimum tax ("AMT"), except during defensive periods or during periods of unusual market conditions; and

(5) in the case of each State-Specific Municipal Portfolio, invest less than 80% of its net assets in instruments the interest on which is exempt from regular Federal income tax (including instruments which are subject to AMT), except during defensive periods or during periods of unusual market conditions.

Restriction 1 does not apply to the State-Specific Municipal Portfolios. In-stead, as a non-fundamental investment restriction, each State-Specific Munici-pal Portfolio will not hold any securities (except U.S. Government securities and related repurchase agreements) that would cause, at the end of any tax quarter, more than 5% of its total assets to be invested in securities of any one issuer, except that up to 50% of a Portfolio's total assets may be invested without regard to this limitation so long as no more than 25% of the Portfo-lio's total assets are invested in any one issuer (except U.S. Government secu-rities and related repurchase agreements).

In accordance with current SEC regulations, the Money Market Portfolio intends, as a non-fundamental policy, to limit its investments in the securities of any single issuer (other than U.S. Government securities and related repurchase agreements) to not more than 5% of the value of its total assets at the time of purchase, except that 25% of the value of its total assets may be invested in any one issuer for a period of up to three business days. The Money Market Portfolio will also limit its investments in Eligible Securities that are not in the highest rating category as determined by two NRSROs (or one NRSRO if the security is rated by only one NRSRO) or, if unrated, are not of comparable quality, to 5% of its total assets, with investments in any one such issuer be-ing limited to no more than 1% of its total assets or $1 million, whichever is greater, measured at the time of purchase.

The investment limitations stated above are applied at the time investment se-curities are purchased.

                                      19.

-------------------------------------------------------------------------------
WHO MANAGES THE FUND?
-------------------------------------------------------------------------------

BOARD OF         The business and affairs of the Fund are managed under the
TRUSTEES         direction of the Fund's Board of Trustees. The following
                 persons currently serve on the Board:

                 William O. Albertini--Executive Vice President and Chief Fi-nancial Officer of Bell Atlantic Corporation.

                 Raymond J. Clark--Treasurer of Princeton University.

                 Robert M. Hernandez--Vice Chairman and Chief Financial Offi-cer of USX Corporation.

                 Anthony M. Santomero--Deputy Dean of The Wharton School, Uni-versity of Pennsylvania.

                 David R. Wilmerding, Jr.--Chairman, Gee, Wilmerding & Associ-ates, Inc.

INVESTMENT       The Adviser to Compass Capital Funds is PNC Asset Management
ADVISER AND      Group, Inc. ("PAMG"). PAMG was organized in 1994 to perform
SUB-ADVISER      advisory services for investment companies, and has its
                 principal offices at 1600 Market Street, 29th Floor, Phila-delphia, Pennsylvania 19103. PAMG is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company. PNC Institutional Management Corporation ("PIMC"), a wholly-owned subsidiary of PAMG, serves as each Portfo-lio's sub-adviser. PIMC's principal business address is 400
                 Bellevue Parkway, Wilmington, Delaware 19809.

                 As adviser, PAMG is responsible for the overall investment management of the Portfolios. As sub-adviser, PIMC is re-sponsible for the day-to-day management of the Portfolios, and generally makes all purchase and sale investment deci-sions for the Portfolios. PIMC also provides research and credit analysis. Portfolio transactions for a Portfolio may be directed through broker/dealers who sell Fund shares, subject to the requirements of best execution.

                 For their investment advisory and sub-advisory services, PAMG and PIMC are entitled to fees, computed daily on a Portfolio-by-Portfolio basis and payable monthly, at the an-nual rates set forth below. All sub-advisory fees payable to PIMC are paid by PAMG, and do not represent an extra charge to the Portfolios.

                    MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR EACH PORTFOLIO
                                       (BEFORE WAIVERS)

            AVERAGE DAILY NET                 INVESTMENT                  SUB-ADVISORY
            ASSETS                           ADVISORY FEE                     FEE
            first $1 billion                     .450%                        .400%
            $1 billion--$2 billion               .400                         .350
            $2 billion--$3 billion               .375                         .325
            greater than $3 billion              .350                         .300

                 For the twelve months ended September 30, 1996, the Portfo-lios (other than the New Jersey Municipal Money Market Port-folio) paid investment advisory fees at the follow-

                                      20.

--------------------------------------------------------------------------------
               ing annual rates (expressed as a percentage of average daily net assets) after voluntary fee waivers: Money Market Portfo-lio, .07%; U.S. Treasury Money Market Portfolio, .07%; Munici-pal Money Market Portfolio, .06%; Ohio Municipal Money Market Portfolio, .06%; Pennsylvania Municipal Money Market Portfolio, .06%; North Carolina Municipal Money Market Portfolio, .06%;
               and Virginia Municipal Money Market Portfolio, 0%. For the pe-riod from February 1, 1996 to September 30, 1996, the New Jer-sey Municipal Money Market Portfolio paid investment advisory fees, after voluntary fee waivers, at the annual rate of .06% of its average daily net assets.

ADMINISTRATORS Compass Capital Group, Inc. ("CCG"), PFPC Inc. ("PFPC"), and
               Compass Distributors, Inc. ("CDI") (the "Administrators") serve as the Fund's co-administrators. CCG and PFPC are indirect wholly-owned subsidiaries of PNC Bank Corp. CDI is a wholly-owned subsidiary of Provident Distributors, Inc. ("PDI"). A ma-jority of the outstanding stock of PDI is owned by its offi-cers.

               The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relating to the maintenance of financial records and fund accounting. As compensation for these services, CCG is entitled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of each Portfolio's average daily net assets, and PFPC and CDI are entitled to receive a combined fee, computed daily and payable monthly, at an annual rate of .15% of the first $500 million of each Portfolio's average daily net assets, .13% of the next $500 million of each Portfolio's average daily net as-sets, .11% of the next $1 billion of each Portfolio's average daily net assets and .10% of each Portfolio's average daily net assets in excess of $2 billion. From time to time the Adminis-trators may waive some or all of their administration fees from a Portfolio.

               For information about the operating expenses the Portfolios paid for the most recent fiscal year, see "What Are The Ex-penses Of The Portfolios?"

TRANSFER       PNC Bank, National Association ("PNC Bank") serves as the Port-
AGENT,         folios' custodian and PFPC serves as their transfer agent and
DIVIDEND       dividend disbursing agent.
DISBURSING
AGENT AND
CUSTODIAN

DISTRIBUTION   Under the Fund's Distribution and Service Plan (the "Plan"),
AND SERVICE    Investor Shares of the Portfolios bear the expense of payments
PLAN           ("distribution fees") made to CDI, as the Fund's distributor
               (the "Distributor"), or affiliates of PNC Bank for distribution and sales support services. The distribution fees may be used to compensate the Distributor for distribution services and to compensate the Distributor and PNC Bank affiliates for sales support services provided in connection with the offering and sale of Investor Shares. The distribution fees may also be used to reimburse the Distributor and PNC Bank affiliates for re-lated expenses, including payments to brokers, dealers, finan-cial institutions and industry professionals ("Service Organi-zations") for sales support services and related expenses. Dis-tribution fees payable under the Plan will not exceed .10%
               (annualized) of the average daily net asset value of each Port-folio's outstanding Investor A Shares and .75% (annualized) of the average daily net asset value of each Portfolio's outstand-ing Investor B and Investor C Shares. Payments under the Plan are not tied directly to out-of-pocket expenses and therefore may be used by the recipients as they choose (for example, to defray their overhead expenses). The Plan also permits the Dis-tributor, PAMG, the Administrators and

                                      21.

--------------------------------------------------------------------------------
                  other companies that receive fees from the Fund to make pay-ments relating to distribution and sales support activities out of their past profits or other sources available to them which, subject to applicable NASD regulations, may include contributions to various non-cash and cash incentive arrange-ments to promote the sale of shares, as well as sponsorship of various educational programs, sales contests and promo-tions in which participants may receive reimbursement of ex-penses, entertainment and prizes such as travel awards, mer-chandise and cash. For further information, see "Investment Advisory, Administration, Distribution and Servicing Arrange-ments" in the Statement of Additional Information.

                  Under the Plan, the Fund intends to enter into service ar-rangements with Service Organizations (including PNC Bank and its affiliates) with respect to each class of Investor Shares pursuant to which Service Organizations will render certain support services to their customers who are the beneficial owners of Investor Shares. In consideration for a shareholder servicing fee of up to .25% (annualized) of the average daily net asset value of Investor Shares owned by their customers, Service Organizations may provide one or more of the follow-ing services: responding to customer inquiries relating to the services performed by the Service Organization and to customer inquiries concerning their investments in Investor Shares; assisting customers in designating and changing divi-dend options, account designations and addresses; and provid-ing other similar shareholder liaison services. In considera-tion for a separate shareholder processing fee of up to .15% (annualized) of the average daily net asset value of Investor Shares owned by their customers, Service Organizations may provide one or more of these additional services to such cus-tomers: processing purchase and redemption requests from customers and placing orders with the Fund's transfer agent or the Distributor; processing dividend payments from the Fund on behalf of customers; providing sub-accounting with respect to Investor Shares beneficially owned by customers or the information necessary for sub-accounting; and providing other similar services.

                  Service Organizations may charge their clients additional fees for account services. Customers who are beneficial own-ers of Investor Shares should read this Prospectus in light of the terms and fees governing their accounts with Service Organizations.

                  The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of un-derwriting securities. It is intended that the services pro-vided by Service Organizations under their service agreements will not be prohibited under these laws. Under state securi-ties laws, banks and financial institutions that receive pay-ments from the Fund may be required to register as dealers.

EXPENSES Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. Expenses in-clude, but are not limited to, fees paid to PAMG and the Ad-ministrators, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, shareholder servic-ing and processing fees, distribution fees, fees and expenses in registering and qualifying the Portfolios and their shares for distribution under Federal and state securities laws, ex-penses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing sharehold-ers, expenses relating to shareholder reports, shareholder meetings and proxy solicitations, insurance premiums, the ex-pense of independent pricing services, and other ex-

                                      22.

--------------------------------------------------------------------------------
               penses which are not expressly assumed by PAMG or the Fund's service providers under their agreements with the Fund. Any general expenses of the Fund that do not belong to a particular investment portfolio will be allocated among all investment portfolios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.

                                      23.

--------------------------------------------------------------------------------
HOW ARE SHARES PURCHASED?
--------------------------------------------------------------------------------

GENERAL. Initial and subsequent purchase orders may be placed through securi-ties brokers, dealers or financial institutions ("brokers"), or the transfer agent. Generally, individual investors will purchase Investor Shares through a broker who will then transmit the purchase order directly to the transfer agent.

The minimum investment for the initial purchase of shares is $500; there is a $100 minimum for subsequent investments. Purchases through the Automatic In-vestment Plan described below are subject to a lower initial purchase minimum. In addition, the minimum initial investment for employees of the Fund, the Fund's investment adviser, sub-advisers, Distributor or transfer agent or em-ployees of their affiliates is $100, unless payment is made through a payroll deduction program in which case the minimum investment is $25.

PURCHASES THROUGH BROKERS. Shares may be purchased through brokers which have entered into dealer agreements with the Distributor.

It is the responsibility of brokers to transmit purchase orders and payment on a timely basis. If payment is not received within the period described below, the order will be canceled, notice thereof will be given, and the broker and its customers will be responsible for any loss to the Fund or its shareholders. Orders of less than $500 may be mailed by a broker to the transfer agent.

PURCHASES THROUGH THE TRANSFER AGENT. Investors may also purchase Investor Shares by completing and signing the Account Application Form and mailing it to the transfer agent, together with a check in at least the minimum initial pur-chase amount payable to Compass Capital Funds. An Account Application Form may be obtained by calling (800) 441-7762. The name of the Portfolio with respect to which shares are purchased must also appear on the check or Federal Reserve Draft. Investors may also wire Federal funds in connection with the purchase of shares. The wire instructions must include the name of the Portfolio, the name of the account registration and the shareholder account number. Before wiring any funds, an investor must call PFPC at (800) 441-7762 in order to confirm the wire instructions.

OTHER PURCHASE INFORMATION. Purchase orders for Investor Shares of the Portfo-lios that are in proper form are executed at their net asset value per share next determined after receipt by the Fund; however, orders will not be executed until payments not made in Federal funds are converted to Federal funds (which normally occurs within two Business Days of receipt) unless a creditworthy fi-nancial institution undertakes to pay for an order in Federal funds by 4:00 p.m. (Eastern Time) the same Business Day an order is placed.

Under certain circumstances, the Fund may reject large individual purchase or-ders received after 12:00 noon. The Fund may in its discretion reject any order for shares.

Investor B and C Shares have higher operating expenses than Investor A Shares and may not be appropriate for investors that do not plan to exchange into In-vestor B or Investor C Shares of the Fund's non-money market portfolios. In-vestor B Shares of a Portfolio will automatically convert to Investor A Shares at the time the Investor B Shares of the non-money market portfolio that were previously purchased would have converted. The purpose of the conversion is to relieve the holders of Investor B Shares of the higher operating expenses charged to Investor B Shares. The conversion from Investor B Shares to Investor A Shares will take place at the net asset value of each class of shares at the time of the conversion. After such conversion, an investor would hold Investor A Shares subject to the operating expenses for Investor A Shares. Upon each conversion of Investor B Shares that were not acquired through reinvestment of dividends or distributions, a proportionate amount of Investor B Shares that were acquired through reinvestment of dividends or distributions will likewise automatically convert to Investor A Shares.

                                      24.

--------------------------------------------------------------------------------

Shares of each Portfolio are sold on a continuous basis by CDI as the Distribu-tor. CDI maintains its principal offices at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961. Purchases may be effected on weekdays on which both the New York Stock Exchange and the Federal Reserve Bank of Phil-adelphia are open for business (a "Business Day"). Payment for orders which are not received or accepted will bereturned after prompt inquiry. The issuance of shares is recorded on the books of the Fund. No certificates will be issued for shares. Payments for shares of a Portfolio may, in the discretion of the Fund's investment adviser, be made in the form of securities that are permissible in-vestments for that Portfolio. Compass Capital reserves the right to reject any purchase order or to modify or waive the minimum initial or subsequent invest-ment requirement.

                                      25.

--------------------------------------------------------------------------------
HOW ARE SHARES REDEEMED?
--------------------------------------------------------------------------------

REDEMPTION. Shareholders may redeem their shares for cash at any time. A writ-ten redemption request in proper form must be sent directly to Compass Capital Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907. Except for the contingent deferred sales charge that may be charged with respect to Investor B and Investor C Shares, there is no charge for a redemption. Shareholders may also place redemption requests through a broker or other institution, which may charge a fee for this service. When redeeming Investor Shares in the Portfo-lios, shareholders should indicate whether they are redeeming Investor A Shares, Investor B Shares or Investor C Shares. If a redeeming shareholder owns both Investor A Shares and Investor B or Investor C Shares in the same Portfo-lio, the Investor A Shares will be redeemed first unless the shareholder indi-cates otherwise. If a redeeming shareholder owns both Investor B Shares and In-vestor C Shares in the same Portfolio, the redemption order will be processed to minimize the amount of the contingent deferred sales charge that will be charged unless the shareholder indicates otherwise. Except as noted below, a request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $25,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed by any eligible guarantor institution. Eligible guarantor institutions gener-ally include banks, broker/dealers, credit unions, national securities ex-changes, registered securities associations, clearing agencies and savings as-sociations.

Generally, a properly signed written request with any required signature guar-antee is all that is required for a redemption. In some cases, however, other documents may be necessary. Shareholders holding Investor A Share certificates must send their certificates with the redemption request. Additional documen-tary evidence of authority is required by PFPC in the event redemption is re-quested by a corporation, partnership, trust, fiduciary, executor or adminis-trator.

REDEMPTION BY CHECK. Upon request, the Fund will provide the holders of In-vestor A Shares with checkwriting privileges. An investor wishing to use this checkwriting redemption procedure must complete the checkwriting application and signature card when completing the account application. Investors inter-ested in obtaining the checkwriting option on existing accounts may contact PFPC at (800) 441-7762 and application forms will be provided. The checkwriting option is not available in connection with the redemption of Investor B or In-vestor C Shares.

Upon receipt of the checkwriting application and signature card by PFPC, checks will be forwarded to the investor. The minimum amount of a check is $100. Checks may be made payable to anyone and are negotiated according to bank clearing procedures. If more than one shareholder owns the account, each share-holder must sign each check, unless an election has been made to permit checkwriting by a limited number of signatures and such election is on file with PFPC. Investor A Shares represented by a check redemption will continue to earn daily income until the check is presented for payment. PNC Bank, as the investor's agent, will cause the Fund to redeem a sufficient number of Investor A Shares owned to cover the check. When redeeming Investor A Shares by check, an investor should make certain that there is an adequate number of Investor A Shares in the account to cover the amount of the check. If an insufficient num-ber of Investor A Shares is held or if checks are not properly endorsed, they may not be honored and a service charge may be incurred. Checks may not be pre-sented for cash payments at the offices of PNC Bank. This limitation does not affect checks used for the payment of bills or cash at other banks.

EXPEDITED REDEMPTIONS. If a shareholder has given authorization for expedited redemption, shares can be redeemed by telephone and the proceeds sent by check to the shareholder or by Federal wire transfer to a single previously desig-nated bank account. Once authorization is on file, PFPC will honor requests by any person by telephone at (800) 441-7762 or other means. The minimum amount that may be sent by check is $500, while the minimum amount that may be wired is $10,000. The Fund reserves the right to change these minimums or to termi-nate these redemption privileges. If the proceeds of a redemption would exceed

                                      26.

--------------------------------------------------------------------------------
$25,000, the redemption request must be in writing and will be subject to the signature guarantee requirement described above. This privilege may not be used to redeem Investor A Shares in certificated form. During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder's firm or bank. The Fund does not currently charge for wire transfers. The shareholder is responsible for any charges imposed by the share-holder's bank. To change the name of the single designated bank account to re-ceive wire redemption proceeds, it is necessary to send a written request (with a guaranteed signature as described above) to Compass Capital Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund reserves the right to refuse a telephone redemption if it believes it advisable to do so. The Fund, the Administrators and the Distributor will em-ploy reasonable procedures to confirm that instructions communicated by tele-phone are genuine. The Fund, the Administrators and the Distributor will not be liable for any loss, liability, cost or expense for acting upon telephone in-structions reasonably believed to be genuine in accordance with such proce-dures.

ACCOUNTS WITH LOW BALANCES. The Fund reserves the right to redeem a sharehold-er's account in any Portfolio at any time the net asset value of the account in such Portfolio falls below the minimum initial investment requirement amount as the result of a redemption or an exchange request. A shareholder will be noti-fied in writing that the value of the shareholder's account in a Portfolio is less than the required amount and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS. The redemption price for shares is their net asset value per share next determined after the request for redemption is re-ceived in proper form by Compass Capital Funds c/o PFPC, P.O. Box 8907, Wil-mington, Delaware 19899-8907. While the Fund intends to use its best efforts to maintain each Portfolio's net asset value per share at $1.00, the proceeds paid on redemption may be more or less than the amount invested depending on a share's net asset value at the time of redemption. Proceeds from the redemption of Investor B and Investor C Shares will be reduced by the amount of any appli-cable contingent deferred sales charge. Unless another payment option is used as described above, payment for redeemed shares is normally made by check mailed within seven days after acceptance by PFPC of the request and any other necessary documents in proper order. Payment may, however, be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check, the Fund's trans-fer agent may delay the payment of redemption proceeds, which may be a period of up to 15 days after the purchase date, pending a determination that the check has cleared.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

Compass Capital Funds offers shareholders many special features which enable an investor to have greater investment flexibility as well as greater access to information about the Fund throughout the investment period.

Additional information on each of these features is available from PFPC by calling (800) 441-7762.


                                      27.

--------------------------------------------------------------------------------
WHAT ARE THE SHAREHOLDER FEATURES OF THE FUND?
--------------------------------------------------------------------------------

EXCHANGE PRIVILEGE. Investor Shares of each Portfolio may be exchanged for shares of the same class of other portfolios of the Fund which offer that class of shares, based on their respective net asset values, subject to any applica-ble sales charge.

Unless an exemption applies, a front-end sales charge will be charged in con-nection with exchanges for Investor A Shares of the Fund's non-money market in-vestment portfolios. Similarly, exchanges of Investor A Shares of a Portfolio for Investor B or Investor C Shares of a non-money market portfolio of the Fund will also be subject to a CDSC, unless an exemption applies. Investor B Shares of the Portfolios are only exchangeable for Investor B Shares of the Fund's other investment portfolios, and Investor C Shares of the Portfolios are only exchangeable for Investor C Shares of the Fund's other investment portfolios. Investor B and Investor C Shares are exchangeable without the payment of any contingent deferred sales charge at the time the exchange is made. In determin-ing the holding period for calculating the contingent deferred sales charge payable on redemption of Investor B and Investor C Shares, the holding period of the Investor B or Investor C Shares originally held will be added to the holding period of the Investor B or Investor C Shares acquired through ex-change. No exchange fee is imposed by the Fund.

Investor A Shares of money market portfolios of the Fund that were (1) acquired through the use of the exchange privilege and (2) can be traced back to a pur-chase of shares in one or more investment portfolios of the Fund for which a sales charge was paid, can be exchanged for Investor A Shares of a non-money market portfolio based on their respective net asset values. Such exchanges of Investor A Shares may be subject to the difference between the sales charge previously paid and the higher sales charge (if any) payable with respect to the shares acquired in the exchange.

A shareholder wishing to make an exchange may do so by sending a written re-quest to PFPC at the address given above. Shareholders are automatically pro-vided with telephone exchange privileges when opening an account, unless they indicate on the Application that they do not wish to use this privilege. Share-holders holding share certificates are not eligible to exchange Investor A Shares by phone because share certificates must accompany all exchange re-quests. To add this feature to an existing account that previously did not pro-vide this option, a Telephone Exchange Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone at (800) 441-7762 to request the exchange. During periods of substantial economic or market change, tele-phone exchanges may be difficult to complete and shareholders may have to sub-mit exchange requests to PFPC in writing.

If the exchanging shareholder does not currently own shares of the investment portfolio whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options and broker of record as the account from which shares are exchanged, unless otherwise speci-fied in writing by the shareholder with all signatures guaranteed by an eligi-ble guarantor institution as defined above. In order to participate in the Au-tomatic Investment Program or establish a Systematic Withdrawal Plan for the new account, however, an exchanging shareholder must file a specific written request.

Any share exchange must satisfy the requirements relating to the minimum ini-tial investment requirement, and must be legally available for sale in the state of the investor's residence. For Federal income tax purposes, a share ex-change is a taxable event and, accordingly, a capital gain or loss may be real-ized. Before making an exchange request, shareholders should consult a tax or other financial adviser and should consider the investment objective, policies and restrictions of the investment portfolio into which the shareholder is mak-ing an exchange, as set forth in the applicable Prospectus. Brokers may charge a fee for handling exchanges.

The Fund reserves the right to modify or terminate the exchange privilege at any time. Notice will be given to shareholders of any material modification or termination except where notice is not required.


                                      28.

--------------------------------------------------------------------------------
The Fund reserves the right to reject any telephone exchange request. Telephone exchanges may be subject to limitations as to amount or frequency, and to other restrictions that may be established from time to time to ensure that exchanges do not operate to the disadvantage of any portfolio or its shareholders. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund, the Administrators and the Distributor will not be liable for any loss, liabil-ity, cost or expense for acting upon telephone instructions reasonably believed to be genuine in accordance with such procedures. Exchange orders may also be sent by mail to the shareholder's broker or to PFPC at P.O. Box 8907, Wilming-ton, Delaware 19899-8907.

AUTOMATIC INVESTMENT PLAN ("AIP"). An investor in shares of any Portfolio may arrange for periodic investments in that Portfolio through automatic deductions from a checking or savings account by completing the AIP Application Form which may be obtained from PFPC. The minimum pre-authorized investment amount is $50.

RETIREMENT PLANS. Portfolio shares may be purchased in conjunction with indi-vidual retirement accounts ("IRAs") and rollover IRAs where PNC Bank or any of its affiliates acts as custodian. For further information as to applications and annual fees, contact the Distributor. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

SYSTEMATIC WITHDRAWAL PLAN ("SWP"). The Fund offers a Systematic Withdrawal Plan which may be used by investors who wish to receive regular distributions from their accounts. Upon commencement of the SWP, the account must have a cur-rent value of $10,000 or more in a Portfolio. Shareholders may elect to receive automatic cash payments of $100 or more either monthly, every other month, quarterly, three times a year, semi-annually, or annually. Automatic withdraw-als are normally processed on the 25th day of the applicable month or, if such day is not a Business Day, on the next Business Day and are paid promptly thereafter. An investor may utilize the SWP by completing the SWP Application Form which may be obtained from PFPC.

Shareholders should realize that if withdrawals exceed income dividends their invested principal in the account will be depleted. To participate in the SWP, shareholders must have their dividends automatically reinvested and may not hold share certificates. Shareholders may change or cancel the SWP at any time, upon written notice to PFPC. No contingent deferred sales charge will be as-sessed on redemptions of Investor B and Investor C Shares made through the SWP that do not exceed 12% of an account's net asset value on an annualized basis. For example, monthly, quarterly and semi-annual SWP redemptions of Investor B and Investor C Shares will not be subject to the CDSC if they do not exceed 1%, 3% and 6%, respectively, of an account's net asset value on the redemption date. SWP redemptions of Investor B and Investor C Shares in excess of this limit are still subject to the applicable CDSC.

                                      29.

--------------------------------------------------------------------------------
HOW IS NET ASSET VALUE CALCULATED?
--------------------------------------------------------------------------------

Net asset value is calculated separately for each class of Investor Shares of each Portfolio as of 12:00 noon (Eastern Time) and 4:00 p.m. (Eastern Time) on each Business Day by dividing the value of all securities and other assets owned by a Portfolio that are allocated to a particular class of shares, less the liabilities charged to that class, by the number of shares of the class that are outstanding.

Each Portfolio seeks to maintain a net asset value of $1.00 per share for pur-poses of purchases and redemptions, and values its portfolio securities based on the amortized cost method of valuation described in the Statement of Addi-tional Information under "Valuation of Shares." A Portfolio may use a pricing service, bank or broker/dealer to value its securities.

HOW FREQUENTLY ARE DIVIDENDS AND DISTRIBUTIONS MADE TO INVESTORS?
--------------------------------------------------------------------------------

Shareholders are entitled to dividends and distributions arising from the net income and capital gains, if any, earned on investments held by the Portfolio in which they invest. Each Portfolio's net income is declared daily as a divi-dend. Shareholders whose purchase orders are executed at 12:00 noon (Eastern
Time), 4:00 p.m. (Eastern Time) for the U.S. Treasury Money Market Portfolio, receive dividends for that day. On the other hand, shareholders whose redemp-tion orders have been received by 12:00 noon (Eastern Time) do not receive div-idends for that day, while shareholders of each Portfolio whose redemption or-ders are received after 12:00 noon (Eastern Time) do receive dividends for that day.

Dividends are paid monthly by check, or by wire transfer if requested in writ-ing by the shareholder, within five business days after the end of the month. Net short-term capital gains, if any, will be distributed at least annually. The period for which dividends are payable and the time for payment are subject to change by the Fund's Board of Trustees. The Portfolios do not expect to re-alize net long-term capital gains.

Dividends are reinvested in additional full and fractional Investor Shares of the same class on which the dividends are paid, unless a shareholder elects to receive dividends in cash. Such election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to dividends paid after receipt by PFPC.

                                      30.

--------------------------------------------------------------------------------
HOW ARE FUND DISTRIBUTIONS TAXED?
--------------------------------------------------------------------------------

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If a Portfolio qualifies, it generally will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are "exempt interest dividends" or are treated as a return of capital), whether the distributions are paid in cash or reinvested in additional shares.

Distributions paid out of a Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder holds the shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Each Municipal Portfolio intends to pay substantially all of its dividends as "exempt interest dividends." However, taxpayers are required to report the receipt of "exempt interest dividends" on their Federal income tax returns for informational purposes and in two circumstances such amounts, while exempt from regular Federal income tax, are taxable to persons subject to alternative minimum and environmental taxes. First, "exempt interest dividends" derived from certain private activity bonds generally will constitute an item of tax preference for taxpayers in determining alternative minimum tax liability. Second, all "exempt interest dividends" must be taken into account by corporate taxpayers in determining certain adjustments for alternative minimum and environmental tax purposes. In addition, investors should be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from private activity bonds. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should note that "exempt interest dividends" will be taken into account in determining the taxability of their benefit payments.

Each Municipal Portfolio will determine annually the percentages of its net investment income which are exempt from the regular Federal income tax, which constitute an item of tax preference for Federal alternative minimum tax purposes, and which are fully taxable. These percentages will apply uniformly to all distributions from net investment income during that year and may differ significantly from the actual percentages for any particular day.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in those months will be deemed to have been received by the shareholders on December 31 of such year, if the dividends are paid during the following January.

This is not an exhaustive discussion of applicable tax consequences, and investors may wish to contact their tax advisers concerning investments in the Portfolios. Except as discussed below, dividends paid by each Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of such dividends may be derived from interest on obligations which, if realized directly, would be exempt from such income taxes. In addition, shareholders who are non-resident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different Federal income tax treatment. Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in the Portfolios. For additional information concerning the tax treatment of dividends and distributions by the states listed below, including certain restrictions applicable to such treatment, see "Taxes" in the Statement of Additional Information.

OHIO TAXES. Individuals and estates that are subject to Ohio personal income tax or municipal or school district income taxes in Ohio will not be subject to such taxes on distributions from the Ohio Municipal Money Market Portfolio to the extent that such distributions are properly attributable to interest on Ohio State-Specific Obligations or obligations issued by the U.S. Government, its agencies, instrumentalities or

                                      31.

--------------------------------------------------------------------------------
territories (if the interest on such obligations is exempt from state income taxation under the laws of the United States). Corporations that are subject to the Ohio corporation franchise tax will not have to include distributions from the Ohio Municipal Money Market Portfolio in their net income base for purposes of calculating their Ohio corporation franchise tax liability to the extent that such distributions either constitute exempt-interest dividends for Federal income tax purposes or are properly attributable to interest on Ohio State-Specific Obligations or the U.S. obligations described above. However, shares of the Ohio Municipal Money Market Portfolio will be included in a corporation's net worth base for purposes of calculating the Ohio corporation franchise tax. Distributions properly attributable to gain on the sale, exchange or other disposition of Ohio State-Specific Obligations will not be subject to the Ohio personal income tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Distributions attributable to other sources will be subject to the Ohio personal income tax and the Ohio corporation franchise tax.

PENNSYLVANIA TAXES. Income received by a shareholder attributable to interest realized by the Pennsylvania Municipal Money Market Portfolio from Pennsylvania State-Specific Obligations or attributable to insurance proceeds on account of such interest is not taxable to individuals, estates or trusts under the Personal Income Tax (in the case of insurance proceeds, to the extent they are exempt for Federal income tax purposes); to corporations under the Corporate Net Income Tax (in the case of insurance proceeds, to the extent they are exempt for Federal income tax purposes); nor to individuals under the Philadelphia School District Net Investment Income Tax ("School District Tax").

Income received by a shareholder attributable to gain on the sale or other disposition by the Portfolio of Pennsylvania State-Specific Obligations is taxable under the Personal Income Tax, the Corporate Net Income Tax, and, unless these assets were held by the Portfolio for more than six months, the School District Tax.

This discussion does not address the extent, if any, to which shares of the Pennsylvania Municipal Money Market Portfolio, and interest and gain earned by the Portfolio, are subject to, or included in the measure of, special taxes imposed by the Commonwealth of Pennsylvania on banks and other financial institutions or with respect to any privilege, excise, franchise or other tax imposed on business entities not discussed above (including the Corporate Capital Stock/Foreign Franchise Tax.)

Shareholders of the Pennsylvania Municipal Money Market Portfolio are not subject to the Pennsylvania County Personal Property Tax to the extent that the Portfolio is comprised of Pennsylvania State-Specific Obligations and Federal obligations (if the interest on such obligations is exempt from state and local taxation under the laws of the United States).

NORTH CAROLINA TAXES. Interest received in the form of dividends from the North Carolina Municipal Money Market Portfolio is exempt from North Carolina state income tax to the extent the distributions represent interest on direct obligations of the U.S. Government or North Carolina State-Specific Obligations. Distributions derived from interest earned on obligations of political subdivisions of Puerto Rico, Guam and the U.S. Virgin Islands, including the governments thereof and their agencies, instrumentalities and authorities, are also exempt from North Carolina state income tax. Distributions paid out of interest earned on obligations that are merely backed or guaranteed by the U.S. Government (e.g., GNMAs, FNMAs), on repurchase agreements collateralized by U.S. Government securities or on obligations of other states (which the Portfolio may acquire and hold for temporary or defensive purposes) are not exempt from North Carolina state income tax.

Any distributions of net realized gain earned by the North Carolina Municipal Money Market Portfolio on the sale or exchange of certain obligations of the State of North Carolina or its subdivisions that were issued before July 1, 1995 will also be exempt from North Carolina income tax to the Portfolio's shareholders. Distributions of gains earned by the North Carolina Municipal Money Market Portfolio on the sale or exchange of all other obligations will be subject to North Carolina income tax.

VIRGINIA TAXES. Dividends paid by the Virginia Municipal Money Market Portfolio and derived from interest on obligations of the Commonwealth of Virginia or of any political subdivision or instrumentality of the

                                      32.

--------------------------------------------------------------------------------
Commonwealth or derived from interest or dividends on obligations of the United States excludable from Virginia taxable income under the laws of the United States, which obligations are issued in the exercise of the borrowing power of the Commonwealth or the United States and are backed by the full faith and credit of the Commonwealth or the United States, will generally be exempt from the Virginia income tax. Dividends derived from interest on debt obligations of certain territories and possessions of the United States (those issued by Puerto Rico, the Virgin Islands and Guam) will also be exempt from the Virginia income tax. Dividends derived from interest on debt obligations other than those described above will be subject to the Virginia income tax even though it may be excludable from gross income for Federal income tax purposes.

Generally, dividends distributed to shareholders by the Portfolio and derived from capital gains will be taxable to the shareholders. Capital gains distributed to shareholders derived from Virginia obligations issued pursuant to special Virginia enabling legislation which provides a specific exemption for such gains will be exempt from Virginia income tax.

The Virginia Department of Taxation has adopted a policy of allowing shareholders to exclude from their Virginia taxable income the exempt portion of distributions from a regulated investment company even though the shareholders receive distributions monthly but receive reports substantiating the exempt portion of such distributions at less frequent intervals. Accordingly, if the Portfolio receives taxable income, the Portfolio must determine the portion of income that is exempt from Virginia income tax and provide such information to the shareholders in accordance with the foregoing so that the shareholders may exclude from Virginia taxable income the exempt portion of the distribution from the Portfolio.

NEW JERSEY TAXES. It is anticipated that substantially all dividends paid by the New Jersey Municipal Money Market Portfolio will not be subject to New Jersey personal income tax. In accordance with the provisions of New Jersey law as currently in effect, distributions paid by a "qualified investment fund" will not be subject to the New Jersey personal income tax to the extent that the distributions are attributable to income received as interest or gain from New Jersey State-Specific Obligations, or as interest or gain from direct U.S. Government obligations. Distributions by a "qualified investment fund" that are attributable to most other sources will be subject to the New Jersey personal income tax. Shares of the Portfolio are not subject to property taxation by New Jersey or its political subdivisions.

The New Jersey personal income tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, dividends and distributions from a "qualified investment fund" are included in the net income tax base for purposes of computing the Corporation Business Tax. Furthermore, any gain upon the redemption or sale of shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corporation Business Tax.

                                      33.

--------------------------------------------------------------------------------
HOW IS THE FUND ORGANIZED?
--------------------------------------------------------------------------------

The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. On January 12, 1996 the Fund changed its name from The PNC(R) Fund to Compass Capital Funds SM. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more clas-ses of shares. Pursuant to this authority, the Trustees have authorized the is-suance of an unlimited number of shares in thirty investment portfolios. Each Portfolio offers five separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, Investor B Shares and Investor C Shares. This pro-spectus relates only to Investor Shares of the eight money market portfolios described herein.

Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees and amounts payable under the Fund's Distribution and Service Plan. Because of these "class expenses", the performance of a Portfolio's Institutional Shares is expected to be higher than the performance of the Portfolio's Service Shares, and the performance of both the Institutional Shares and Service Shares of a Portfolio is expected to be higher than the performance of the Portfolio's three classes of Investor Shares. The performance of each class of Investor Shares may be different. The Fund offers various services and privileges in connection with its Investor Shares that are not generally offered in connection with its Institutional and Service Shares, including an automatic investment plan, automatic withdrawal plan and checkwriting. For further information regarding the Fund's Service and Institutional share classes, contact PFPC at (800) 441-7764.

Each share of a Portfolio has a par value of $.001, represents an interest in that Portfolio and is entitled to the dividends and distributions earned on that Portfolio's assets as are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as required under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On November 30, 1996, PNC Bank held of record approximately 70% of the Fund's outstanding shares, as trustee on behalf of individual and institutional in-vestors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp.

                                      34.

--------------------------------------------------------------------------------
HOW IS PERFORMANCE CALCULATED?
--------------------------------------------------------------------------------

Each Portfolio may advertise its "yield", "effective yield" and total return for each class of Investor Shares. These performance figures are based on his-torical earnings and are not intended to indicate future performance. "Yield" refers to the income generated by an investment in a particular class of a Portfolio's Investor Shares over a seven-day period. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. "Effective yield" is calculated simi-larly but, when annualized, the income earned by an investment in a particular class of a Portfolio's Investor Shares is assumed to be reinvested. The "effec-tive yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. A Municipal Portfolio's "tax equivalent yield" may also be quoted, which shows the level of taxable yield needed to produce an after-tax equivalent to the Portfolio's tax-free yield for a partic-ular class of Investor Shares.

The performance of each class of Investor Shares of a Portfolio may be compared to the performance of mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other financial or industry publications that monitor the perfor-mance of mutual funds. For example, the yield of a particular class of Investor Shares of a Portfolio may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service. Performance information may also include evaluations of the Portfolios published in nationally recognized ranking services, and information as reported by financial publications such as Business Week, Fortune, Institu-tional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

Performance quotations for shares of a Portfolio represent past performance and should not be considered as representative of future results. The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. Yields will fluctuate and are not necessar-ily representative of future results. Any fees charged by affiliates of the Portfolios' investment adviser or other institutions directly to their custom-ers' accounts in connection with investments in the Portfolios will not be in-cluded in the Portfolios' calculations of yield and performance.

                                      35.

--------------------------------------------------------------------------------
HOW CAN I GET MORE INFORMATION?
--------------------------------------------------------------------------------

Below is a brief description of how investors can easily access information about the Compass Capital Funds.

 FUND INFORMATION          HOURS AVAILABLE           PHONE INFORMATION
 MUTUAL FUND SPECIALISTS   9 AM to 6 PM, E.S.T.      toll-free 888-4COMPASS
 Available to provide      Monday through Friday     toll-free 888-426-6727
 performance and market                              toll-free 800-388-8734
 trends.
 PORTFOLIO MANAGERS        9 AM to 6 PM, E.S.T.      toll-free 888-4COMPASS
 COMMENTARY                Monday through Friday     toll-free 888-426-6727
 (Audio recording updated                            toll-free 800-388-8734
 periodically)
 SHAREHOLDER SERVICES
 TELEPHONE ACCESS:         24 Hours, 7 days a week   toll-free 800-441-7762
 ACCOUNT SERVICE           8:30 to 5 PM, E.S.T.      toll-free 800-441-7762
 REPRESENTATIVES:          Monday through Friday
 Available to discuss
 account balance
 information, mutual fund
 prospectus, literature
 and discuss programs and
 services available.
 PURCHASES AND             8:30 to 5 PM, E.S.T.      toll-free 800-441-7762
 REDEMPTIONS               Monday through Friday
 WORLD WIDE WEB:
 Access general fund       24 Hours, 7 days a week   http://www.compassfunds.com
 information and specific
 fund performance.
 Request mutual fund
 prospectuses and
 literature. Forward
 mutual fund inquiries.
 E-MAIL:
 Request prospectuses and  24 Hours, 7 days a week   funds@compassfunds.com
 literature. Forward
 mutual fund inquiries.
 WRITTEN CORRESPONDENCE:   POST OFFICE BOX ADDRESS   STREET ADDRESS
                           Compass Capital Funds     Compass Capital Funds
                           c/o PFPC Inc.             c/o PFPC Inc.
                           P.O. Box 8907             400 Bellevue Parkway
                           Wilmington, DE 19899-8907 Wilmington, DE 19809

                                      36.

                                                          COMPASS CAPITAL FUNDS
THE COMPASS CAPITAL FUNDS

Compass Capital Funds is a leading mutual fund company currently managing in excess of $11 billion in 30 portfolios designed to fit a broad range of investment goals. Each portfolio is managed by recognized experts in equity, fixed income, international, and tax-free investing who adhere to a pure investment style SM.

STOCK PORTFOLIOS
--------------------------------------------------------------------------------

    Large Cap Growth Equity             International Equity
    Large Cap Value Equity              International Emerging Markets
    Mid-Cap Growth Equity               Index Equity
    Mid-Cap Value Equity                Select Equity
    Small Cap Growth Equity
    Small Cap Value Equity

STOCK & BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Balanced

BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Low Duration Bond                   Government Income
    Intermediate Government Bond        Managed Income
    Intermediate Bond                   International Bond
    Core Bond

TAX-FREE BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Tax-Free Income                     New Jersey Tax-Free Income
    Pennsylvania Tax-Free Income        Ohio Tax-Free Income

MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------

    Money Market                        North Carolina Municipal Money Market
    U.S. Treasury Money Market          Ohio Municipal Money Market
    Municipal Money Market              Pennsylvania Municipal Money Market
    New Jersey Municipal Money Market   Virginia Municipal Money Market

                                                               January 1, 1997
-------------------------------------------------------------------------------
THE MONEY MARKET PORTFOLIOS INSTITUTIONAL SHARES
-------------------------------------------------------------------------------

ASKING THE KEY
QUESTIONS

                                                                          PAGE
            What Are The Expenses Of The Portfolios?.....................   4
            What Are The Portfolios' Financial Highlights?...............   6
            What Are The Portfolios?.....................................  13
            What Additional Investment Policies And Risks Apply?.........  16
            What Are The Portfolios' Fundamental Investment
             Limitations?................................................  20
            Who Manages The Fund?........................................  21
            How Are Shares Purchased And Redeemed?.......................  23
            How Is Net Asset Value Calculated?...........................  25
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  25
            How Are Fund Distributions Taxed?............................  26
            How Is The Fund Organized?...................................  29
            How Is Performance Calculated?...............................  30
            How Can I Get More Information?..............................  31

             This Prospectus contains information about the Compass Capital money market Portfolios that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information dated January 1, 1997 has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information may be obtained free of charge from the Fund by calling (800) 441-7764. The Statement of Additional Information, as supplemented from time to time, is incorporated by reference into this Prospectus.

             SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DE-POSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIOS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

             The New Jersey, North Carolina, Ohio, Pennsylvania and Virginia Municipal Money Market Portfolios may invest a significant per-centage of their assets in a single issuer and, therefore, in-vestments in these Portfolios may be riskier than an investment in other types of money market funds.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE STATE-SPECIFIC MUNICIPAL PORTFOLIOS LISTED ABOVE ARE INTENDED ONLY FOR RESIDENTS OF THE RESPECTIVE STATES INDICATED.

                                      2.

--------------------------------------------------------------------------------
THE MONEY MARKET PORTFOLIOS OF COMPASS CAPITAL FUNDS
--------------------------------------------------------------------------------

               The COMPASS CAPITAL FUND Family consists of 30 portfolios and has been structured to include many different investment styles across the spectrum of money market investments so that invest-ors may participate across multiple disciplines in order to seek their long-term financial goals.

               The Money Market Portfolios of COMPASS CAPITAL FUNDS consist of eight short-term investment alternatives. Two of these Portfo-lios invest solely in taxable instruments, and six of these Portfolios invest in tax-exempt instruments. A detailed de-scription of each Portfolio begins on page 13.

               COMPASS                  LIPPER PEER GROUP
               CAPITAL
               PORTFOLIO

               MONEY MARKET             Institutional Money Market
                                         Instrument Funds

               U.S. TREASURY MONEY      Institutional U.S. Treasury Money
                MARKET                   Market Funds

               MUNICIPAL MONEY          Institutional Tax-Exempt Money
                MARKET                   Market Funds

               NJ MUNICIPAL MONEY       NJ Tax-Exempt Money Market Funds
                MARKET

               NC MUNICIPAL MONEY       Other States Tax-Exempt Money Market
                MARKET                   Funds

               OH MUNICIPAL MONEY       Ohio Tax-Exempt Money Market Funds
                MARKET

               PA MUNICIPAL MONEY       PA Tax-Exempt Money Market Funds
                MARKET

               VA MUNICIPAL MONEY       Other States Tax-Exempt Money Market
                MARKET                   Funds


UNDERSTANDING  This Prospectus has been crafted to provide detailed, accurate
THE COMPASS    and comprehensive information on the Compass Capital Portfo-
CAPITAL        lios. We intend this document to be an effective tool as you
MONEY MARKET   explore different directions in money market investing.
PORTFOLIOS

CONSIDERING    There can be no assurance that any mutual fund will achieve its
THE RISKS IN   investment objective, or that any Portfolio will be able to
MONEY MARKET   maintain a stable net asset value of $1.00 per share. Certain
INVESTING      Portfolios may invest in U.S. dollar-denominated instruments of foreign issuers or municipal securities backed by the credit of foreign banks, which may be subject to risks in addition to those inherent in U.S. investments. Each state-specific munici-pal Portfolio will concentrate in the securities of issuers lo-cated in a particular state, and is non-diversified, which means that its performance may be dependent upon the perfor-mance of a smaller number of securities than the other Portfo-lios, which are considered diversified. See "What Additional
               Investment Policies And Risks Apply?"

INVESTING IN   For information on how to purchase and redeem shares of the
THE COMPASS    Portfolios, see "How Are Shares Purchased And Redeemed?"
CAPITAL
FUNDS

                                       3.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIOS?
--------------------------------------------------------------------------------

Below is a summary of the annual operating expenses incurred by Institutional Shares of the Portfolios after fee waivers for the fiscal year ended September 30, 1996 as a percentage of average daily net assets. The figures shown for the New Jersey Municipal Money Market and Virginia Municipal Money Market Portfo-lios have been restated to reflect current expenses and fee waivers. An example based on the summary is also shown.

                                                                        NEW
                                                                      JERSEY
                                       U.S. TREASURY    MUNICIPAL    MUNICIPAL
                              MONEY        MONEY          MONEY        MONEY
                             MARKET       MARKET         MARKET       MARKET
                            PORTFOLIO    PORTFOLIO      PORTFOLIO    PORTFOLIO
ANNUAL PORTFOLIO OPERATING
 EXPENSES
 (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory fees (after fee
 waivers) (/1/)                   .07%           .07%           .06%       .06%
Other operating expenses          .22            .22            .23        .23
                                 ----         ------         ------       ----
 Administration fees (after
  fee waivers)(/1/)          .13          .13            .12          .08
 Other expenses              .09          .09            .11          .15
                            ----       ------         ------         ----
Total Portfolio operating
 expenses (after fee
 waivers)(/1/)                    .29%           .29%           .29%       .29%
                                 ====         ======         ======       ====
                              NORTH
                            CAROLINA       OHIO       PENNSYLVANIA   VIRGINIA
                            MUNICIPAL    MUNICIPAL      MUNICIPAL    MUNICIPAL
                              MONEY        MONEY          MONEY        MONEY
                             MARKET       MARKET         MARKET       MARKET
                            PORTFOLIO    PORTFOLIO      PORTFOLIO    PORTFOLIO
ANNUAL PORTFOLIO OPERATING
 EXPENSES
 (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory fees (after fee
 waivers)(/1/)                    .06%           .06%           .06%       .06%
Other operating expenses          .23            .23            .23        .23
                                 ----         ------         ------       ----
 Administration fees (after
  fee waivers)(/1/)          .07          .10            .12          .04
 Other expenses              .16          .13            .11          .19
                            ----       ------         ------         ----
Total Portfolio operating
 expenses (after fee
 waivers)(/1/)                    .29%           .29%           .29%       .29%
                                 ====         ======         ======       ====

(1) Without waivers, advisory fees would be .42% for the Money Market Portfo-lio, .44% for the U.S. Treasury Money Market Portfolio and .45% for each of the other Portfolios and administration fees would be .15% for the Money Market Portfolio, .16% for the U.S. Treasury Money Market Portfolio and .18% for each of the other Portfolios. PAMG and the Portfolios' administra-tors are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to main-tain the Portfolios' total operating expenses during the remainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operating expenses" would be .24%, .25%, .29%, .33%, .34%, .31%,
    .29% and .37%, respectively, and "Total Portfolio operating expenses" would be .66%, .70%, .74%, .78%, .79%, .76%, .74%, and .82% respectively.

                                       4.

--------------------------------------------------------------------------------
EXAMPLE

An investor in Institutional Shares would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return, and (2) redemption at the end of each time period:

                          ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Money Market                $ 3        $ 9        $16        $37
U.S. Treasury Money
 Market                       3          9         16         37
Municipal Money Market        3          9         16         37
New Jersey Municipal
 Money Market                 3          9         16         37
North Carolina Municipal
 Money Market                 3          9         16         37
Ohio Municipal Money
 Market                       3          9         16         37
Pennsylvania Municipal
 Money Market                 3          9         16         37
Virginia Municipal Money
 Market                       3          9         16         37

The foregoing Table and Example are intended to assist investors in understand-ing the expenses the Portfolios pay. Investors bear these expenses either di-rectly or indirectly. They do not reflect any charges that may be imposed by affiliates of the Portfolios' investment adviser or other institutions directly on their customer accounts in connection with investments in the Portfolios.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE IN-VESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                       5.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS' FINANCIAL HIGHLIGHTS?
--------------------------------------------------------------------------------

                  The following financial information has been derived from the financial statements incorporated by reference into the Statement of Additional Information, and has been audited by the Portfolios' independent accountant. This financial infor-mation should be read together with those financial state-ments. Further information about the performance of the Port-folios is available in the Fund's annual shareholder reports. Both the Statement of Additional Information and the annual shareholder reports may be obtained from the Fund free of charge by calling (800) 441-7764.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             MONEY MARKET PORTFOLIO

                                                                    FOR THE
                                                                    PERIOD
                                       YEAR      YEAR      YEAR    8/2/93/1/
                                      ENDED     ENDED     ENDED     THROUGH
                                     9/30/96   9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                              $   1.00  $   1.00  $   1.00  $   1.00
                                     --------  --------  --------  --------
Income from investment operations
 Net investment income                 0.0533    0.0564    0.0359    0.0054
 Net realized gain (loss) on
  investments                             - -       - -       - -       - -
                                     --------  --------  --------  --------
  Total from investment operations     0.0533    0.0564    0.0359    0.0054
                                     --------  --------  --------  --------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                              (0.0533)  (0.0564)  (0.0359)  (0.0054)
 Distributions from net realized
  capital gains                           - -       - -       - -       - -
                                     --------  --------  --------  --------
  Total distributions                 (0.0533)  (0.0564)  (0.0359)  (0.0054)
                                     --------  --------  --------  --------
NET ASSET VALUE AT END OF PERIOD     $   1.00  $   1.00  $   1.00  $   1.00
                                     ========  ========  ========  ========
Total return                             5.46%     5.79%     3.64%     0.54%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                         $587,730  $654,157  $502,972  $435,586
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                                0.29%     0.27%     0.25%     0.27%/2/
 Before advisory/administration fee
  waivers                                0.65%     0.64%     0.66%     0.38%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                                5.34%     5.66%     3.64%     3.01%/2/
 Before advisory/administration fee
  waivers                                4.98%     5.28%     3.23%     2.90%/2/

/1/Commencement of operations of share class.
/2/Annualized.

                                       6.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                      U.S. TREASURY MONEY MARKET PORTFOLIO

                                                                    FOR THE
                                                                    PERIOD
                                       YEAR      YEAR      YEAR    8/2/93/1/
                                      ENDED     ENDED     ENDED     THROUGH
                                     9/30/96   9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                              $   1.00  $   1.00  $   1.00  $   1.00
                                     --------  --------  --------  --------
Income from investment operations
 Net investment income                 0.0519    0.0555    0.0357    0.0049
 Net realized gain (loss) on
  investments                             - -       - -       - -       - -
                                     --------  --------  --------  --------
  Total from investment operations     0.0519    0.0555    0.0357    0.0049
                                     --------  --------  --------  --------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                              (0.0519)  (0.0555)  (0.0357)  (0.0049)
 Distributions from net realized
  capital gains                           - -       - -       - -       - -
                                     --------  --------  --------  --------
  Total distributions                 (0.0519)  (0.0555)  (0.0357)  (0.0049)
                                     --------  --------  --------  --------
NET ASSET VALUE AT END OF PERIOD     $   1.00  $   1.00  $   1.00  $   1.00
                                     ========  ========  ========  ========
Total return                             5.32%     5.69%     3.63%     0.49%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                         $167,193  $120,540  $ 37,519  $ 13,513
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                                0.29%     0.27%     0.25%     0.25%/2/
 Before advisory/administration fee
  waivers                                0.69%     0.69%     0.70%     0.38%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                                5.18%     5.64%     3.69%     3.01%/2/
 Before advisory/administration fee
  waivers                                4.78%     5.22%     3.24%     2.88%/2/

/1/Commencement of operations of share class.
/2/Annualized.

                                       7.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                        MUNICIPAL MONEY MARKET PORTFOLIO

                                                                    FOR THE
                                                                    PERIOD
                                       YEAR      YEAR      YEAR    8/2/93/1/
                                      ENDED     ENDED     ENDED     THROUGH
                                     9/30/96   9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                              $   1.00  $   1.00  $   1.00  $   1.00
                                     --------  --------  --------  --------
Income from investment operations
 Net investment income                 0.0339    0.0364    0.0246    0.0040
 Net realized gain (loss) on
  investments                             - -       - -       - -       - -
                                     --------  --------  --------  --------
  Total from investment operations     0.0339    0.0364    0.0246    0.0040
                                     --------  --------  --------  --------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                              (0.0339)  (0.0364)  (0.0246)  (0.0040)
 Distributions from net realized
  capital gains                           - -       - -       - -       - -
                                     --------  --------  --------  --------
  Total distributions                 (0.0339)  (0.0364)  (0.0246)  (0.0040)
                                     --------  --------  --------  --------
NET ASSET VALUE AT END OF PERIOD     $   1.00  $   1.00  $   1.00  $   1.00
                                     ========  ========  ========  ========
Total return                             3.41%     3.70%     2.48%     0.40%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                         $ 43,936  $ 53,778  $ 30,608  $ 39,148
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                                0.29%     0.27%     0.25%     0.25%/2/
 Before advisory/administration fee
  waivers                                0.73%     0.71%     0.73%     0.36%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                                3.37%     3.64%     2.48%     2.45%/2/
 Before advisory/administration fee
  waivers                                2.93%     3.20%     2.01%     2.34%/2/

/1/Commencement of operations of share class.
/2/Annualized.

                                       8.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     OHIO MUNICIPAL MONEY MARKET PORTFOLIO

                                                                    FOR THE
                                                                     PERIOD
                                       YEAR      YEAR      YEAR    6/10/93/1/
                                      ENDED     ENDED     ENDED     THROUGH
                                     9/30/96   9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                              $   1.00  $   1.00  $   1.00   $   1.00
                                     --------  --------  --------   --------
Income from investment operations
 Net investment income                 0.0346    0.0363    0.0252     0.0073
 Net realized gain (loss) on
  investments                             - -       - -       - -        - -
                                     --------  --------  --------   --------
  Total from investment operations     0.0346    0.0363    0.0252     0.0073
                                     --------  --------  --------   --------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                              (0.0346)  (0.0363)  (0.0252)   (0.0073)
 Distributions from net realized
  capital gains                           - -       - -       - -        - -
                                     --------  --------  --------   --------
  Total distributions                 (0.0346)  (0.0363)  (0.0252)   (0.0073)
                                     --------  --------  --------   --------
NET ASSET VALUE AT END OF PERIOD     $   1.00  $   1.00  $   1.00   $   1.00
                                     ========  ========  ========   ========
Total return                             3.52%     3.69%     2.55%      0.73%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                         $ 32,944  $ 23,679  $ 10,521   $ 12,026
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                                0.29%     0.27%     0.13%      0.10%/2/
 Before advisory/administration fee
  waivers                                0.75%     0.73%     0.77%      0.83%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                                3.47%     3.66%     2.56%      2.45%/2/
 Before advisory/administration fee
  waivers                                3.01%     3.20%     1.93%      1.72%/2/

/1/Commencement of operations of share class.
/2/Annualized.

                                       9.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                 PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO

                                                                    FOR THE
                                                                    PERIOD
                                       YEAR      YEAR      YEAR    6/1/93/1/
                                      ENDED     ENDED     ENDED     THROUGH
                                     9/30/96   9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                              $   1.00  $   1.00  $   1.00  $   1.00
                                     --------  --------  --------  --------
Income from investment operations
 Net investment income                 0.0334    0.0355    0.0247    0.0078
 Net realized gain (loss) on
  investments                             - -       - -       - -       - -
                                     --------  --------  --------  --------
  Total from investment operations     0.0334    0.0355    0.0247    0.0078
                                     --------  --------  --------  --------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                              (0.0334)  (0.0355)  (0.0247)  (0.0078)
 Distributions from net realized
  capital gains                           - -       - -       - -       - -
                                     --------  --------  --------  --------
  Total distributions                 (0.0334)  (0.0355)  (0.0247)  (0.0078)
                                     --------  --------  --------  --------
NET ASSET VALUE AT END OF PERIOD     $   1.00  $   1.00  $   1.00  $   1.00
                                     ========  ========  ========  ========
Total return                             3.40%     3.61%     2.49%     0.78%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                         $198,822  $233,414  $158,102  $  2,242
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                                0.29%     0.26%     0.16%     0.09%/2/
 Before advisory/administration fee
  waivers                                0.71%     0.68%     0.73%     0.97%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                                3.34%     3.54%     2.64%     2.15%/2/
 Before advisory/administration fee
  waivers                                2.92%     3.12%     2.07%     1.27%/2/

/1/Commencement of operations of share class.
/2/Annualized.

                                      10.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                 NORTH CAROLINA MUNICIPAL                   VIRGINIA MUNICIPAL
                                  MONEY MARKET PORTFOLIO                  MONEY MARKET PORTFOLIO
                                                          FOR THE                           FOR THE
                                                          PERIOD                             PERIOD
                             YEAR      YEAR      YEAR    5/4/93/1/       YEAR      YEAR    7/25/94/1/
                            ENDED     ENDED     ENDED     THROUGH       ENDED     ENDED     THROUGH
                           9/30/96   9/30/95   9/30/94    9/30/93      9/30/96   9/30/95    9/30/94
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $   1.00  $   1.00  $   1.00  $   1.00      $   1.00  $   1.00   $   1.00
                           --------  --------  --------  --------      --------  --------   --------
Income from investment
 operations
 Net investment income       0.0338    0.0359    0.0249    0.0097        0.0348    0.0368     0.0053
 Net realized gain (loss)
  on investments                - -       - -       - -       - -           - -       - -        - -
                           --------  --------  --------  --------      --------  --------   --------
  Total from investment
   operations                0.0338    0.0359    0.0249    0.0097        0.0348    0.0368     0.0053
                           --------  --------  --------  --------      --------  --------   --------
LESS DISTRIBUTIONS
 Distributions from net
  investment income         (0.0338)  (0.0359)  (0.0249)  (0.0097)      (0.0348)  (0.0368)   (0.0053)
 Distributions from net
  realized capital gains        - -       - -       - -       - -           - -       - -        - -
                           --------  --------  --------  --------      --------  --------   --------
  Total distributions       (0.0338)  (0.0359)  (0.0249)  (0.0097)      (0.0348)  (0.0368)   (0.0053)
                           --------  --------  --------  --------      --------  --------   --------
NET ASSET VALUE AT END OF
 PERIOD                    $   1.00  $   1.00  $   1.00  $   1.00      $   1.00  $   1.00   $   1.00
                           ========  ========  ========  ========      ========  ========   ========
Total return                   3.43%     3.65%     2.52%     0.97%         3.54%     3.74%      0.53%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $112,097  $ 76,673  $ 69,673  $ 34,135      $ 38,553  $ 24,409   $ 13,831
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.25%     0.21%     0.10%     0.10%/2/      0.14%     0.10%      0.10%/2/
 Before
  advisory/administration
  fee waivers                  0.74%     0.74%     0.76%     0.81%/2/      0.82%     0.95%      1.02%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  3.33%     3.61%     2.53%     2.35%/2/      3.47%     3.71%      2.89%/2/
 Before
  advisory/administration
  fee waivers                  2.84%     3.08%     1.87%     1.64%/2/      2.79%     2.86%      1.97%/2/

/1/Commencement of operations of share class.
/2/Annualized.

                                      11.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                  NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO+

                           FOR THE       FOR THE
                            PERIOD        PERIOD
                            2/1/96      1/16/96/1/
                           THROUGH       THROUGH
                           9/30/96       1/31/96
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $   1.00       $ 1.00
                           --------       ------
Income from investment
 operations
 Net investment income       0.0207         0.00
 Net realized gain (loss)
  on investments                - -          - -
                           --------       ------
  Total from investment
   operations                0.0207         0.00
                           --------       ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income         (0.0207)       (0.00)
 Distributions from net
  realized capital gains        - -          - -
                           --------       ------
  Total distributions       (0.0207)       (0.00)
                           --------       ------
NET ASSET VALUE AT END OF
 PERIOD                    $   1.00       $ 1.00
                           ========       ======
Total return                   2.09%        3.07%/2/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $    614       $4,195
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.29%/2/     0.29%/2/
 Before
  advisory/administration
  fee waivers                  0.78%/2/     0.78%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  3.07%/2/     3.07%/2/
 Before
  advisory/administration
  fee waivers                  2.58%/2/     2.58%/2/

+ The Portfolio commenced operations on July 1, 1991 as the New Jersey Munici-pal Money Market Fund, a separate investment portfolio (the "Predecessor New Jersey Municipal Money Market Portfolio") of Compass Capital Group, which was organized as a Massachusetts business trust. On January 13, 1996, the assets and liabilities of the Predecessor New Jersey Municipal Money Market Portfo-lio were transferred to this Portfolio, and were combined with the assets of a pre-existing portfolio of investments maintained by the Fund.
/1/Commencement of operations of share class.
/2/Annualized.

                                      12.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS?
--------------------------------------------------------------------------------

MONEY MARKET   The investment objective of the Money Market Portfolio is to
PORTFOLIO      provide as high a level of current interest income as is con-
               sistent with maintaining liquidity and stability of principal.
               The Portfolio may invest in a broad range of short-term, high quality, U.S. dollar-denominated instruments, such as govern-ment, bank, commercial and other obligations, that are avail-able in the money markets. In particular, the Portfolio may in-vest in:

               (A) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets in excess of $1 billion (including obli-gations of foreign branches of such banks);

               (B) high quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard & Poor's Ratings Group ("S&P"), Prime-2 or higher by Moody's Investors Service, Inc. ("Moody's"), Duff 2 or higher by Duff & Phelps Credit Co. ("D&P"), F-2 or higher by Fitch Investors Service, Inc. ("Fitch") or TBW-2 or higher by Thomson BankWatch, Inc. ("TBW"), as well as high quality corporate bonds rated (at the time of purchase) AA or higher by S&P, D&P, Fitch or TBW or Aa or higher by Moody's;

               (C) unrated notes, paper and other instruments that are of com-
                   parable quality as determined by the Portfolio's sub-ad-viser under guidelines established by the Fund's Board of Trustees;

               (D) asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables);

               (E) securities issued or guaranteed as to principal and inter-
                   est by the U.S. Government or by its agencies or instrumen-talities and related custodial receipts;

               (F) dollar-denominated securities issued or guaranteed by for-
                   eign governments or their political subdivisions, agencies or instrumentalities;

               (G) guaranteed investment contracts issued by highly-rated U.S.
                   insurance companies;

               (H) securities issued or guaranteed by state or local govern-
                   mental bodies; and

               (I) repurchase agreements relating to the above instruments.

U.S.           The investment objective of the U.S. Treasury Money Market
TREASURY       Portfolio is to provide as high a level of current interest in-
MONEY MARKET   come as is consistent with maintaining liquidity and stability
PORTFOLIO      of principal. It pursues this objective by investing exclu-
               sively in short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements relating to such obligations.

MUNICIPAL      The investment objective of the Municipal Money Market Portfo-
PORTFOLIOS     lio is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with main-taining liquidity and stability of principal. It pursues this objective by investing substantially all of its assets in short-term obligations issued by or on behalf of states, terri-tories and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instru-mentalities and authorities ("Municipal Obligations").

                                      13.

-------------------------------------------------------------------------------

                 The investment objective of the New Jersey Municipal Money Market Portfolio, North Carolina Municipal Money Market Portfolio, Ohio Municipal Money Market Portfolio, Pennsylva-nia Municipal Money Market Portfolio and Virginia Municipal Money Market Portfolio (the "State-Specific Municipal Port-folios") is, for each Portfolio, to seek as high a level of current income exempt from Federal, and to the extent possi-ble, state income tax of the specific state in which a Port-folio concentrates, as is consistent with maintaining li-quidity and stability of principal.

                 The Municipal Money Market Portfolio and the State-Specific Municipal Portfolios (together, the "Municipal Portfolios") seek to achieve their investment objectives by primarily in-vesting in:

                 (A) fixed and variable rate notes and similar debt instru-
                     ments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody's, SP-2 or A-2 or higher by S&P, AA or higher by D&P or F-2 or higher by Fitch;

                 (B) tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody's, A-2 or higher by S&P, Duff 2 or higher by D&P or F-2 or higher by Fitch;

                 (C) municipal bonds rated Aa or higher by Moody's or AA or higher by S&P, D&P or Fitch;

                 (D) unrated notes, paper or other instruments that are of
                     comparable quality as determined by the Portfolios' sub-adviser under guidelines established by the Fund's Board of Trustees; and

                 (E) municipal bonds and notes which are guaranteed as to
                     principal and interest by the U.S. Government or an agency or instrumentality thereof or which otherwise de-pend directly or indirectly on the credit of the United States.

                 During normal market conditions, at least 80% of each Munic-ipal Portfolio's net assets will be invested in securities which are Municipal Obligations. In addition, under normal conditions each State-Specific Municipal Portfolio intends to invest at least 65% of its net assets in Municipal Obli-gations of issuers located in the particular state indicated by its name ("State-Specific Obligations"). The Municipal Money Market Portfolio intends, on the other hand, to invest less than 25% of its total assets in Municipal Obligations of issuers located in the same state. During temporary de-fensive periods, each Municipal Portfolio may invest without limitation in obligations that are not Municipal Obligations and may hold without limitation uninvested cash reserves.

                 Each State-Specific Portfolio may invest without limitation in private activity bonds the interest on which is an item of tax preference for purposes of the Federal alternative minimum tax ("AMT Paper"). The Municipal Money Market Port-folio may invest up to 20% of its total assets in AMT Paper when added together with any taxable investments held by the Portfolio. Interest on AMT Paper that is received by taxpay-ers subject to the Federal alternative minimum tax is tax-able.

                 Each Municipal Portfolio may invest 25% or more of its as-sets in Municipal Obligations the interest on which is paid solely from revenues of similar projects. To the extent a Portfolio's assets are invested in Municipal Obligations payable from the revenues of similar projects or are in-vested in private activity bonds, the Portfolio will be sub-ject to the peculiar risks presented by the laws and eco-nomic conditions relating to such projects and bonds to a greater extent than it would be if its assets were not so invested.

                                      14.

--------------------------------------------------------------------------------

               QUALITY, MATURITY AND DIVERSIFICATION. All securities acquired by the Portfolios will be determined at the time of purchase by the Portfolios' sub-adviser, under guidelines established by the Fund's Board of Trustees, to present minimal credit risks and will be "Eligible Securities" as defined by the SEC. Eligi-ble Securities are (a) securities that either (i) have short-term debt ratings at the time of purchase in the two highest rating categories by at least two unaffiliated nationally rec-ognized statistical rating organizations ("NRSROs") (or one NRSRO if the security is rated by only one NRSRO), or (ii) are comparable in priority and security with an instrument issued by an issuer which has such ratings, and (b) securities that are unrated (including securities of issuers that have long-term but not short-term ratings) but are of comparable quality as determined in accordance with guidelines approved by the Board of Trustees.

               Each Portfolio is managed so that the average maturity of all instruments held by it (on a dollar-weighted basis) will not exceed 90 days. In no event will a Portfolio purchase securi-ties which mature more than 397 days from the date of purchase (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements). Securities in which the Portfolios invest may not earn as high a level of income as longer term or lower quality securities, which gener-ally have greater market risk and more fluctuation in market value.

               The Money Market, U.S. Treasury Money Market and Municipal Money Market Portfolios are classified as diversified portfo-lios, and the State-Specific Municipal Portfolios are classi-fied as non-diversified portfolios, under the Investment Com-pany Act of 1940 (the "1940 Act"). Investment returns on a non-diversified portfolio typically are dependent upon the perfor-mance of a smaller number of securities relative to the number held in a diversified portfolio. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio. In addition, because the State-Specific Municipal Portfolios concentrate their investments in obligations of is-suers located in particular states, investments in these Port-folios may be riskier than an investment in other money market funds.

                                      15.

-------------------------------------------------------------------------------
WHAT ADDITIONAL INVESTMENT POLICIES AND RISKS APPLY?
-------------------------------------------------------------------------------

CORPORATE AND BANK OBLIGATIONS. To the extent consistent with their investment objectives, the Portfolios may invest in debt obligations of domestic or for-eign corporations and banks, and may acquire commercial obligations issued by Canadian corporations and Canadian counterparts of U.S. corporations, as well as Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer. Bank obligations may include certificates of deposit, notes, bankers' acceptances and fixed time deposits. These obligations may be general obliga-tions of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation. The Money Market Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets. The ob-ligations of foreign issuers may involve certain risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, less stringent regulatory requirements and less market liquidity.

Commercial paper issues include securities issued by corporations without reg-istration under the Securities Act of 1933 (the "1933 Act") in reliance on the exemption in Section 3(a)(3), and commercial paper issued in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) pa-per"). Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must similarly be made in an exempt trans-action. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers which make a market in
Section 4(2) paper, thus providing liquidity.

U.S. GOVERNMENT OBLIGATIONS. To the extent consistent with their investment objectives, the Portfolios may also purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.

MUNICIPAL OBLIGATIONS. The two principal classifications of Municipal Obliga-tions are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue se-curities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special ex-cise tax or other specific revenue source such as the user of the facility be-ing financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal Obligations may also include "moral obligation" bonds, which are normally issued by spe-cial purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Also included within the general category of Municipal Obligations are partic-ipation certificates in a lease, an installment purchase contract, or a condi-tional sales contract ("lease obligations") entered into by a state or politi-cal subdivision to finance the acquisition or construction of equipment, land or facilities. Although lease obligations are not general obligations of the issuer for which the state or other governmental body's unlimited taxing power is pledged, certain lease obligations are backed by a covenant to appropriate money to make the lease obligation payments. However, under certain lease ob-ligations, the state or governmental body has no obligation to make these pay-ments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, dis-position of the

                                      16.

--------------------------------------------------------------------------------
property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that is not yet as marketable as more conventional securities.

Each Municipal Portfolio may acquire "stand-by commitments" with respect to Mu-nicipal Obligations held by it. Under a stand-by commitment, a dealer agrees to purchase at the Portfolio's option specific Municipal Obligations at a speci-fied price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates.

The amount of information regarding the financial condition of issuers of Mu-nicipal Obligations may be less extensive than the information for public cor-porations, and the secondary market for Municipal Obligations may be less liq-uid than that for taxable obligations. Accordingly, the ability of a Portfolio to buy and sell Municipal Obligations may, at any particular time and with re-spect to any particular securities, be limited. In addition, Municipal Obliga-tions purchased by the Portfolios include obligations backed by letters of credit and other forms of credit enhancement issued by domestic and foreign banks, as well as other financial institutions. Changes in the credit quality of these institutions could cause loss to a Municipal Portfolio and affect its share price.

The Municipal Portfolios may invest in tax-exempt derivative securities relat-ing to Municipal Obligations, including tender option bonds, participations, beneficial interests in trusts and partnership interests.

Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal or state income tax are rendered by counsel to the respective issuers or sponsors at the time of issuance. The Fund and its service providers will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations or the bases for such opinions.

MORTGAGE-RELATED SECURITIES. Although under normal market conditions they do not expect to do so, each Portfolio may invest in mortgage-related securities issued by the U.S. Government or its agencies or instrumentalities or issued by private companies. Mortgage-related securities may include collateralized mort-gage obligations ("CMOs") issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or other U.S. Government agencies or instrumentalities or issued by private companies. In periods of falling inter-est rates, the rate of mortgage prepayments tends to increase. During these pe-riods, the reinvestment of prepayment proceeds by the particular Portfolio will generally be at lower rates than the rates on the prepaid obligations.

VARIABLE AND FLOATING RATE INSTRUMENTS. Each Portfolio may purchase rated and unrated variable and floating rate instruments, which may have a stated matu-rity in excess of 13 months but will, in any event, permit a Portfolio to de-mand payment of the principal of the instrument at least once every 13 months upon not more than thirty days' notice (unless the instrument is guaranteed by the U.S. Government or an agency or instrumentality thereof). These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the in-terest rate. Issuers of unrated variable and floating rate instruments must satisfy the same criteria as set forth above for the particular Portfolio.

REPURCHASE AGREEMENTS. Each Portfolio may agree to purchase securities from broker-dealers and financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, so long as the repurchase agreement itself matures in less than 13 months. Default by or bankruptcy of the seller would expose the Portfo-lio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

GUARANTEED INVESTMENT CONTRACTS. The Money Market Portfolio may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under these contracts, the Portfolio makes cash con-tributions to a deposit fund of the insurance company's general account. The

                                      17.

--------------------------------------------------------------------------------
insurance company then credits interest to the Portfolio on a monthly basis, which is based on an index (such as the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. The Money Market Portfo-lio does not expect to invest more than 5% of its net assets in GICs at any time during the current fiscal year.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio may purchase se-curities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Port-folio to purchase or sell particular securities with payment and delivery tak-ing place at a future date (perhaps one or two months later), and permit a Portfolio to lock in a price or yield on a security it owns or intends to pur-chase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the price or yield ob-tained in a transaction may be less favorable than the price or yield available in the market when the delivery takes place.

SECURITIES LENDING. A Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or ir-revocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. A Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securities loans involve risks of delay in receiving additional collateral or in recover-ing the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

REVERSE REPURCHASE AGREEMENTS. Each Portfolio may enter into reverse repurchase agreements for temporary purposes (such as to obtain cash to meet redemption requests when the liquidation of portfolio securities is deemed disadvantageous or inconvenient). A reverse repurchase agreement involves a sale by a Portfolio of securities that it holds concurrently with an agreement by the Portfolio to repurchase the same securities at an agreed-upon price and date. Reverse repur-chase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase.

INVESTMENT COMPANIES. In connection with the management of their daily cash po-sitions, the Portfolios may invest in securities issued by other investment companies which invest in short-term, high quality debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method of valuation. Securities of other investment companies will be acquired by a Portfolio within the limits prescribed by the 1940 Act. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's ex-penses, including advisory fees. These expenses would be in addition to the ad-visory fees and other expenses the Portfolio bears directly in connection with its own operations.

UNINVESTED CASH RESERVES. Each Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Portfolios' sub-adviser, suitable obligations are unavailable. During nor-mal market periods, no more than 20% of a Portfolio's assets will be held uninvested. Uninvested cash reserves will not earn income.

ILLIQUID SECURITIES. No Portfolio will knowingly invest more than 10% of the value of its net assets in securities that are illiquid. Variable and floating rate instruments that cannot be disposed of within seven days, GICs, and repur-chase agreements and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to this 10% lim-it. Each Portfolio may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accor-dance with Rule 144A under the 1933 Act. These securities will not be consid-ered illiquid so long as the sub-adviser determines that an adequate trading market exists for the securities. This investment practice could have the ef-fect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninterested in purchasing these re-stricted securities.

                                      18.

--------------------------------------------------------------------------------

STATE-SPECIFIC MUNICIPAL PORTFOLIOS--ADDITIONAL RISK CONSIDERATIONS. The con-centration of investments by the State-Specific Municipal Portfolios in State-Specific Obligations raises special investment considerations. Changes in the economic condition and governmental policies of a state and its political sub-divisions could adversely affect the value of a Portfolio's shares. Certain matters relating to some of the states in which the State-Specific Municipal Portfolios invest are described below. For further information, see "Special Consideration Regarding State-Specific Obligations" in the Statement of Addi-tional Information.

Ohio. While diversifying more into the service and other non-manufacturing areas, the economy of Ohio continues to rely in part on durable goods manufac-turing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity in Ohio, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an im-portant segment of the Ohio economy with over half the State's area devoted to farming and approximately 16% of total employment in agribusiness. In past years, the State's overall unemployment rate has been somewhat higher than the national figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.5% national figure. However, for the last five years the State rates were below the national rates (4.8% versus 5.6% in 1995). The unemployment rate and its effects vary among particular geographic areas of the State. There can be no assurance that future national, regional or state-wide economic difficulties and the resulting impact on State or local government fi-nances generally will not adversely affect the market value of Ohio State-Specific Obligations held in the Portfolio or the ability of particular obli-gors to make timely payments of debt service on (or lease payments relating to) those obligations.

Pennsylvania. Although the General Fund of the Commonwealth (the principal op-erating fund of the Commonwealth) experienced deficits in fiscal 1990 and 1991, tax increases and spending decreases resulted in surpluses the following four years. As of June 30, 1995, the General Fund has a surplus of $688.3 million. For the fiscal year ended June 30, 1996, the General Fund's expenditures ex-ceeded available revenues by approximately $253 million; this shortfall was funded by the General Fund's unappropriated surplus. Rising unemployment, a relatively high proportion of persons 65 and older in the Commonwealth and court ordered increases in healthcare reimbursement rates place increased pres-sures on the tax resources of the Commonwealth and its municipalities. The Com-monwealth has sold a substantial amount of bonds over the past several years, but the debt burden remains moderate. Employment growth has shifted to the trade and service sectors, with losses in more high-paid manufacturing posi-tions. A new governor took office in January 1995, but the Commonwealth has continued to show fiscal restraint.

New Jersey. The State of New Jersey generally has a diversified economic base consisting of, among others, commerce and service industries, selective commer-cial agriculture, insurance, tourism, petroleum refining and manufacturing, al-though New Jersey's manufacturing industry has experienced a downward trend in the last few years. New Jersey is a major recipient of Federal assistance and, of all the states, is among the highest in the amount of Federal aid received. Therefore, a decrease in Federal financial assistance may adversely affect the financial condition of New Jersey and its political subdivisions and instrumen-talities. While New Jersey's economic base has become more diversified over time and thus its economy appears to be less vulnerable during recessionary pe-riods, a recurrence of high levels of unemployment could adversely affect New Jersey's overall economy and the ability of New Jersey and its political subdi-visions and instrumentalities to meet their financial obligations. In addition, New Jersey maintains a balanced budget which restricts total appropriation in-creases to only 5% annually with respect to any municipality or county. This balanced budget plan may actually adversely affect a particular municipality's or county's ability to repay its obligations.

                                      19.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS' FUNDAMENTAL INVESTMENT LIMITATIONS?
--------------------------------------------------------------------------------

A Portfolio's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. However, shareholders will be given at least 30 days' notice before any change to a Portfolio's investment objective. No assurance can be provided that a Portfolio will achieve its in-vestment objective.

Each Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of a Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolios' fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

No Portfolio may:

(1) purchase securities (except U.S. Government securities and related repur-chase agreements) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of a Portfolio's total assets may be invested without regard to this 5% limitation;

(2) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry, except that the Money Market Portfolio will invest at least 25% of its total assets in ob-ligations of issuers in the banking industry or instruments secured by such obligations except during temporary defensive periods;

(3) borrow money except for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. Whenever borrowings exceed 5% of a Portfolio's total assets, the Portfolio will not make any additional investments; and

(4) in the case of the Municipal Money Market Portfolio, invest less than 80% of its net assets in instruments the interest on which is exempt from regu-lar Federal income tax and not subject to the Federal alternative minimum tax ("AMT"), except during defensive periods or during periods of unusual market conditions; and

(5) in the case of each State-Specific Municipal Portfolio, invest less than 80% of its net assets in instruments the interest on which is exempt from regular Federal income tax (including instruments which are subject to AMT), except during defensive periods or during periods of unusual market conditions.

Restriction 1 does not apply to the State-Specific Municipal Portfolios. In-stead, as a non-fundamental investment restriction, each State-Specific Munici-pal Portfolio will not hold any securities (except U.S. Government securities and related repurchase agreements) that would cause, at the end of any tax quarter, more than 5% of its total assets to be invested in securities of any one issuer, except that up to 50% of a Portfolio's total assets may be invested without regard to this limitation so long as no more than 25% of the Portfo-lio's total assets are invested in any one issuer (except U.S. Government secu-rities and related repurchase agreements).

In accordance with current SEC regulations, the Money Market Portfolio intends, as a non-fundamental policy, to limit its investments in the securities of any single issuer (other than U.S. Government securities and related repurchase agreements) to not more than 5% of the value of its total assets at the time of purchase, except that 25% of the value of its total assets may be invested in any one issuer for a period of up to three business days. The Money Market Portfolio will also limit its investments in Eligible Securities that are not in the highest rating category as determined by two NRSROs (or one NRSRO if the security is rated by only one NRSRO) or, if unrated, are not of comparable quality, to 5% of its total assets, with investments in any one such issuer be-ing limited to no more than 1% of its total assets or $1 million, whichever is greater, measured at the time of purchase.

The investment limitations stated above are applied at the time investment se-curities are purchased.

                                      20.

--------------------------------------------------------------------------------
WHO MANAGES THE FUND?
--------------------------------------------------------------------------------

BOARD OF       The business and affairs of the Fund are managed under the di-
TRUSTEES       rection of the Fund's Board of Trustees. The following persons currently serve on the Board:

               William O. Albertini--Executive Vice President and Chief Finan-cial Officer of Bell Atlantic Corporation.

               Raymond J. Clark--Treasurer of Princeton University.

               Robert M. Hernandez--Vice Chairman and Chief Financial Officer of USX Corporation.

               Anthony M. Santomero--Deputy Dean of The Wharton School, University of Pennsylvania.

               David R. Wilmerding, Jr.--Chairman, Gee, Wilmerding & Associ-ates, Inc.

INVESTMENT     The Adviser to Compass Capital Funds is PNC Asset Management
ADVISER AND    Group, Inc. ("PAMG"). PAMG was organized in 1994 to perform ad-
SUB-ADVISER    visory services for investment companies, and has its principal offices at 1600 Market Street, 29th Floor, Philadelphia, Penn-sylvania 19103. PAMG is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company. PNC Institutional
               Management Corporation ("PIMC"), a wholly-owned subsidiary of PAMG, serves as each Portfolio's sub-adviser. PIMC's principal business address is 400 Bellevue Parkway, Wilmington, Delaware
               19809.

               As adviser, PAMG is responsible for the overall investment man-agement of the Portfolios. As sub-adviser, PIMC is responsible for the day-to-day management of the Portfolios, and generally makes all purchase and sale investment decisions for the Port-folios. PIMC also provides research and credit analysis. Port-folio transactions for a Portfolio may be directed through broker/dealers who sell Fund shares, subject to the require-ments of best execution.

               For their investment advisory and sub-advisory services, PAMG and PIMC are entitled to fees, computed daily on a Portfolio-by-Portfolio basis and payable monthly, at the annual rates set forth below. All sub-advisory fees payable to PIMC are paid by PAMG, and do not represent an extra charge to the Portfolios.

                MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR EACH
                         PORTFOLIO (BEFORE WAIVERS)

            AVERAGE DAILY NET                 INVESTMENT                  SUB-ADVISORY
            ASSETS                           ADVISORY FEE                     FEE
            first $1 billion                     .450%                        .400%
            $1 billion--$2 billion               .400                         .350
            $2 billion--$3 billion               .375                         .325
            greater than $3 billion              .350                         .300

               For the twelve months ended September 30, 1996, the Portfolios (other than the New Jersey Municipal Money Market Portfolio) paid investment advisory fees at the following annual rates (expressed as a percentage of average daily net assets) after voluntary fee waivers: Money Market Portfolio, .07%; U.S. Trea-sury Money Market

                                      21.

-------------------------------------------------------------------------------
                 Portfolio, .07%; Municipal Money Market Portfolio, .06%;
                 Ohio Municipal Money Market Portfolio, .06%; Pennsylvania Municipal Money Market Portfolio, .06%; North Carolina Mu-nicipal Money Market Portfolio, .06%; and Virginia Municipal Money Market Portfolio, .06%. For the period from February
                 1, 1996 to September 30, 1996, the New Jersey Municipal
                 Money Market Portfolio paid investment advisory fees, after voluntary fee waivers, at the annual rate of .06% of its av-erage daily net assets.

ADMINISTRATORS   Compass Capital Group, Inc. ("CCG"), PFPC Inc. ("PFPC"), and
                 Compass Distributors, Inc. ("CDI") (the "Administrators") serve as the Fund's co-administrators. CCG and PFPC are in-direct wholly-owned subsidiaries of PNC Bank Corp. CDI is a wholly-owned subsidiary of Provident Distributors, Inc.
                 ("PDI"). A majority of the outstanding stock of PDI is owned by its officers.

                 The Administrators generally assist the Fund in all aspects of its administration and operation, including matters re-lating to the maintenance of financial records and fund ac-counting. As compensation for these services, CCG is enti-tled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of each Portfolio's average daily net assets, and PFPC and CDI are entitled to receive a com-bined fee, computed daily and payable monthly, at an annual rate of .15% of the first $500 million of each Portfolio's average daily net assets, .13% of the next $500 million of each Portfolio's average daily net assets, .11% of the next $1 billion of each Portfolio's average daily net assets and .10% of each Portfolio's average daily net assets in excess of $2 billion. From time to time the Administrators may waive some or all of their administration fees from a Port-folio.

                 For information about the operating expenses the Portfolios paid for the most recent fiscal year, see "What Are The Ex-penses Of The Portfolios?"

TRANSFER         PNC Bank, National Association ("PNC Bank") serves as the
AGENT,           Portfolios' custodian and PFPC serves as their transfer
DIVIDEND         agent and dividend disbursing agent.
DISBURSING
AGENT AND
CUSTODIAN


EXPENSES Expenses are deducted from the total income of each Portfo-lio before dividends and distributions are paid. Expenses include, but are not limited to, fees paid to PAMG and the Administrators, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, fees and expenses in registering and qualifying the Portfolios and their shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing pro-spectuses and statements of additional information to exist-ing shareholders, expenses relating to shareholder reports, shareholder meetings and proxy solicitations, insurance pre-miums, the expense of independent pricing services, and other expenses which are not expressly assumed by PAMG or the Fund's service providers under their agreements with the Fund. Any general expenses of the Fund that do not belong to a particular investment portfolio will be allocated among all investment portfolios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.

                                      22.

--------------------------------------------------------------------------------
HOW ARE SHARES PURCHASED AND REDEEMED?
--------------------------------------------------------------------------------

DISTRIBUTOR. Shares of the Portfolios are offered on a continuous basis by CDI as distributor (the "Distributor"). CDI maintains its principal offices at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The Fund is not required or permitted under the Plan to make distribution payments with respect to Institutional Shares. However, the Plan permits CDI, PAMG, the Administrators and other companies that receive fees from the Fund to make payments relating to distribution and sales support activities out of their past profits or other sources available to them which, subject to applicable NASD regulations, may include contributions to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsorship of various educational programs, sales contests and promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise and cash. For further information, see "Investment Advisory, Administration, Distribution and Servicing Arrange-ments" in the Statement of Additional Information.

PURCHASE OF SHARES. Institutional Shares are offered to institutional investors, including registered investment advisers with a minimum investment of $500,000 and individuals with a minimum investment of $2,000,000.

Institutional Shares are sold at their net asset value per share next deter-mined after an order is received by PFPC. Shares may be purchased on any Busi-ness Day. A "Business Day" is any weekday that the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open for business.

Purchase orders for each Portfolio except the U.S. Treasury Money Market Port-folio may be placed by telephoning PFPC at (800) 441-7450 not later than 12:00 noon (Eastern Time) on a Business Day. Orders received before 12:00 noon (East-ern Time) will be executed at 12:00 noon (Eastern Time). If payment for an or-der is not received by 4:00 p.m. (Eastern Time), the order will be cancelled and notice thereof will be given to the investor placing the order. Orders re-ceived after 12:00 noon (Eastern Time) will not be accepted.

Purchase orders for the U.S. Treasury Money Market Portfolio may be placed by telephoning PFPC at (800) 441-7450 no later than 4:00 p.m. (Eastern Time) on a Business Day. Orders received before 12:00 noon (Eastern Time) will be executed at 12:00 noon (Eastern Time); orders received after 12:00 noon (Eastern Time) but before 4:00 p.m. (Eastern Time) will be executed at 4:00 p.m. (Eastern
Time). If payment for an order is not received by 4:00 p.m. (Eastern Time), the order will be cancelled and notice thereof will be given to the investor plac-ing the order. Orders will not be accepted after 4:00 p.m. (Eastern Time). Un-der certain circumstances, the Fund may reject large individual purchase orders received after 12:00 noon (Eastern Time).

Payment for Institutional Shares must normally be made in Federal funds or other funds immediately available to the Fund's custodian. Payment may also, in the discretion of the Fund, be made in the form of securities that are permis-sible investments for the respective Portfolios. For further information, see the Statement of Additional Information. The minimum initial investment for in-stitutions is $5,000. There is no minimum subsequent investment requirement.

Compass Capital may in its discretion waive the minimum investment amount and may reject any order for Institutional Shares.

REDEMPTION OF SHARES. Redemption orders for Institutional Shares may be placed by telephoning PFPC at (800) 441-7450. Institutional Shares are redeemed at their net asset value per share next determined after PFPC's receipt of the re-demption order. The Fund, the Administrators and the Distributor will employ reason-

                                      23.

--------------------------------------------------------------------------------
able procedures to confirm that instructions communicated by telephone are gen-uine. The Fund and its service providers will not be liable for any loss, lia-bility, cost or expense for acting upon telephone instructions that are reason-ably believed to be genuine in accordance with such procedures. While the Fund intends to use its best efforts to maintain each Portfolio's net asset value per share at $1.00, the proceeds paid upon redemption may be more or less than the amount invested depending upon the net asset value of an Institutional
Share at the time of redemption.

Payment for redeemed shares for which a redemption order is received by PFPC before 12:00 noon (Eastern Time) on a Business Day is normally made in Federal funds wired to the redeeming institution on the same Business Day, provided that the Fund's custodian is also open for business. Payment for redemption or-ders received between 12:00 noon (Eastern Time) and 4:00 p.m. (Eastern Time) or on a day when the Fund's custodian is closed is normally wired in Federal funds on the next Business Day following redemption on which the Fund's custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of PAMG, an earlier payment could adversely affect a Portfolio. No charge for wir-ing redemption payments is imposed by the Fund.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund may redeem Institutional Shares in any Portfolio account if the ac-count balance drops below $5,000 as the result of redemption requests and the shareholder does not increase the balance to at least $5,000 on thirty days' written notice.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

                                      24.

--------------------------------------------------------------------------------
HOW IS NET ASSET VALUE CALCULATED?
--------------------------------------------------------------------------------

Net asset value is calculated separately for Institutional Shares of each Port-folio as of 12:00 noon (Eastern Time) and 4:00 p.m. (Eastern Time) on each Business Day by dividing the value of all securities and other assets owned by a Portfolio that are allocated to its Institutional Shares, less the liabili-ties charged to its Institutional Shares, by the number of its Institutional Shares that are outstanding.

Each Portfolio seeks to maintain a net asset value of $1.00 per share for pur-poses of purchases and redemptions, and values its portfolio securities based on the amortized cost method of valuation described in the Statement of Addi-tional Information under "Valuation of Shares." A Portfolio may use a pricing service, bank or broker/dealer to value its securities.

HOW FREQUENTLY ARE DIVIDENDS AND DISTRIBUTIONS MADE TO INVESTORS?
--------------------------------------------------------------------------------

Shareholders are entitled to dividends and distributions arising from the net income and capital gains, if any, earned on investments held by the Portfolio in which they invest. Each Portfolio's net income is declared daily as a divi-dend. Shareholders whose purchase orders are executed at 12:00 noon (Eastern
Time), 4:00 p.m. (Eastern Time) for the U.S. Treasury Money Market Portfolio, receive dividends for that day. On the other hand, shareholders whose redemp-tion orders have been received by 12:00 noon (Eastern Time) do not receive div-idends for that day, while shareholders of each Portfolio whose redemption or-ders are received after 12:00 noon (Eastern Time) do receive dividends for that day.

Dividends are paid monthly by check, or by wire transfer if requested in writ-ing by the shareholder, within five business days after the end of the month. Net short-term capital gains, if any, will be distributed at least annually. The period for which dividends are payable and the time for payment are subject to change by the Fund's Board of Trustees. The Portfolios do not expect to re-alize net long-term capital gains.

Dividends are reinvested in additional full and fractional Institutional Shares of the same Portfolio which pays the dividends, unless a shareholder elects to receive dividends in cash. Such election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to dividends paid after receipt by PFPC.

                                      25.

-------------------------------------------------------------------------------
HOW ARE FUND DISTRIBUTIONS TAXED?
-------------------------------------------------------------------------------

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If a Portfolio qualifies, it generally will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise ex-empt, will pay income or capital gains taxes on distributions (except distri-butions that are "exempt interest dividends" or are treated as a return of capital), whether the distributions are paid in cash or reinvested in addi-tional shares.

Distributions paid out of a Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder holds the shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Each Municipal Portfolio intends to pay substantially all of its dividends as "exempt interest dividends." However, taxpayers are required to report the re-ceipt of "exempt interest dividends" on their Federal income tax returns for informational purposes and in two circumstances such amounts, while exempt from regular Federal income tax, are taxable to persons subject to alternative minimum and environmental taxes. First, "exempt interest dividends" derived from certain private activity bonds generally will constitute an item of tax preference for taxpayers in determining alternative minimum tax liability. Second, all "exempt interest dividends" must be taken into account by corpo-rate taxpayers in determining certain adjustments for alternative minimum and environmental tax purposes. In addition, investors should be aware of the pos-sibility of state and local alternative minimum or minimum income tax liabil-ity on interest from private activity bonds. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should note that "exempt interest dividends" will be taken into account in determining the tax-ability of their benefit payments.

Each Municipal Portfolio will determine annually the percentages of its net investment income which are exempt from the regular Federal income tax, which constitute an item of tax preference for Federal alternative minimum tax pur-poses, and which are fully taxable. These percentages will apply uniformly to all distributions from net investment income during that year and may differ significantly from the actual percentages for any particular day.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a speci-fied date in those months will be deemed to have been received by the share-holders on December 31 of such year, if the dividends are paid during the fol-lowing January.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolios. Except as discussed below, dividends paid by each Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of such dividends may be derived from interest on obligations which, if realized directly, would be exempt from such income taxes. In addi-tion, shareholders who are non-resident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to dif-ferent Federal income tax treatment. Future legislative or administrative changes or court decisions may materially affect the tax consequences of in-vesting in the Portfolios. For additional information concerning the tax treatment of dividends and distributions by the states listed below, including certain restrictions applicable to such treatment, see "Taxes" in the State-ment of Additional Information.

OHIO TAXES. Individuals and estates that are subject to Ohio personal income tax or municipal or school district income taxes in Ohio will not be subject to such taxes on distributions from the Ohio Municipal Money Market Portfolio to the extent that such distributions are properly attributable to interest on Ohio State-Specific Obligations or obligations issued by the U.S. Government, its agencies, instrumentalities or

                                      26.

--------------------------------------------------------------------------------
territories (if the interest on such obligations is exempt from state income taxation under the laws of the United States). Corporations that are subject to the Ohio corporation franchise tax will not have to include distributions from the Ohio Municipal Money Market Portfolio in their net income base for purposes of calculating their Ohio corporation franchise tax liability to the extent that such distributions either constitute exempt-interest dividends for Federal income tax purposes or are properly attributable to interest on Ohio State-Spe-cific Obligations or the U.S. obligations described above. However, shares of the Ohio Municipal Money Market Portfolio will be included in a corporation's net worth base for purposes of calculating the Ohio corporation franchise tax. Distributions properly attributable to gain on the sale, exchange or other dis-position of Ohio State-Specific Obligations will not be subject to the Ohio personal income tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Distributions attributable to other sources will be subject to the Ohio personal income tax and the Ohio corporation franchise tax.

PENNSYLVANIA TAXES. Income received by a shareholder attributable to interest realized by the Pennsylvania Municipal Money Market Portfolio from Pennsylvania State-Specific Obligations or attributable to insurance proceeds on account of such interest is not taxable to individuals, estates or trusts under the Per-sonal Income Tax (in the case of insurance proceeds, to the extent they are ex-empt for Federal income tax purposes); to corporations under the Corporate Net Income Tax (in the case of insurance proceeds, to the extent they are exempt for Federal income tax purposes); nor to individuals under the Philadelphia School District Net Investment Income Tax ("School District Tax").

Income received by a shareholder attributable to gain on the sale or other dis-position by the Portfolio of Pennsylvania State-Specific Obligations is taxable under the Personal Income Tax, the Corporate Net Income Tax, and, unless these assets were held by the Portfolio for more than six months, the School District Tax.

This discussion does not address the extent, if any, to which shares of the Pennsylvania Municipal Money Market Portfolio, and interest and gain earned by the Portfolio, are subject to, or included in the measure of, special taxes im-posed by the Commonwealth of Pennsylvania on banks and other financial institu-tions or with respect to any privilege, excise, franchise or other tax imposed on business entities not discussed above (including the Corporate Capital Stock/Foreign Franchise Tax.)

Shareholders of the Pennsylvania Municipal Money Market Portfolio are not sub-ject to the Pennsylvania County Personal Property Tax to the extent that the Portfolio is comprised of Pennsylvania State-Specific Obligations and Federal obligations (if the interest on such obligations is exempt from state and local taxation under the laws of the United States).

NORTH CAROLINA TAXES. Interest received in the form of dividends from the North Carolina Municipal Money Market Portfolio is exempt from North Carolina state income tax to the extent the distributions represent interest on direct obliga-tions of the U.S. Government or North Carolina State-Specific Obligations. Dis-tributions derived from interest earned on obligations of political subdivi-sions of Puerto Rico, Guam and the U.S. Virgin Islands, including the govern-ments thereof and their agencies, instrumentalities and authorities, are also exempt from North Carolina state income tax. Distributions paid out of interest earned on obligations that are merely backed or guaranteed by the U.S. Govern-ment (e.g., GNMAs, FNMAs), on repurchase agreements collateralized by U.S. Gov-ernment securities or on obligations of other states (which the Portfolio may acquire and hold for temporary or defensive purposes) are not exempt from North Carolina state income tax.

Any distributions of net realized gain earned by the North Carolina Municipal Money Market Portfolio on the sale or exchange of certain obligations of the State of North Carolina or its subdivisions that were issued before July 1, 1995 will also be exempt from North Carolina income tax to the Portfolio's shareholders. Distributions of gains earned by the North Carolina Municipal Money Market Portfolio on the sale or exchange of all other obligations will be subject to North Carolina income tax.

                                      27.

-------------------------------------------------------------------------------

VIRGINIA TAXES. Dividends paid by the Virginia Municipal Money Market Portfo-lio and derived from interest on obligations of the Commonwealth of Virginia or of any political subdivision or instrumentality of the Commonwealth or de-rived from interest or dividends on obligations of the United States excluda-ble from Virginia taxable income under the laws of the United States, which obligations are issued in the exercise of the borrowing power of the Common-wealth or the United States and are backed by the full faith and credit of the Commonwealth or the United States, will generally be exempt from the Virginia income tax. Dividends derived from interest on debt obligations of certain territories and possessions of the United States (those issued by Puerto Rico, the Virgin Islands and Guam) will also be exempt from the Virginia income tax. Dividends are derived from interest on debt obligations other than those de-scribed above will be subject to the Virginia income tax even though it may be excludable from gross income for Federal income tax purposes.

Generally, dividends distributed to shareholders by the Portfolio and derived from capital gains will be taxable to the shareholders. Capital gains distrib-uted to shareholders derived from Virginia obligations issued pursuant to spe-cial Virginia enabling legislation which provides a specific exemption for such gains will be exempt from Virginia income tax.

The Virginia Department of Taxation has adopted a policy of allowing share-holders to exclude from their Virginia taxable income the exempt portion of distributions from a regulated investment company even though the shareholders receive distributions monthly but receive reports substantiating the exempt portion of such distributions at less frequent intervals. Accordingly, if the Portfolio receives taxable income, the Portfolio must determine the portion of income that is exempt from Virginia income tax and provide such information to the shareholders in accordance with the foregoing so that the shareholders may exclude from Virginia taxable income the exempt portion of the distribution from the Portfolio.

NEW JERSEY TAXES. It is anticipated that substantially all dividends paid by the New Jersey Municipal Money Market Portfolio will not be subject to New Jersey personal income tax. In accordance with the provisions of New Jersey law as currently in effect, distributions paid by a "qualified investment fund" will not be subject to the New Jersey personal income tax to the extent that the distributions are attributable to income received as interest or gain from New Jersey State-Specific Obligations, or as interest or gain from direct U.S. Government obligations. Distributions by a "qualified investment fund" that are attributable to most other sources will be subject to the New Jersey personal income tax. Shares of the Portfolio are not subject to property taxa-tion by New Jersey or its political subdivisions.

The New Jersey personal income tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, dividends and distributions from a "qualified investment fund" are included in the net in-come tax base for purposes of computing the Corporation Business Tax. Further-more, any gain upon the redemption or sale of shares by a corporate share-holder is also included in the net income tax base for purposes of computing the Corporation Business Tax.

                                      28.

--------------------------------------------------------------------------------
HOW IS THE FUND ORGANIZED?
--------------------------------------------------------------------------------

The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. On January 12, 1996 the Fund changed its name from The PNC(R) Fund to Compass Capital Funds SM. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more clas-ses of shares. Pursuant to this authority, the Trustees have authorized the is-suance of an unlimited number of shares in thirty investment portfolios. Each Portfolio offers five separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, Investor B Shares and Investor C Shares. This pro-spectus relates only to Institutional Shares of the eight money market portfo-lios described herein.

Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees and amounts payable under the Fund's Distribution and Service Plan. Because of these "class expenses", the performance of a Portfolio's Institutional Shares is expected to be higher than the performance of the Portfolio's Service Shares, and the performance of both the Institutional Shares and Service Shares of a Portfolio is expected to be higher than the performance of the Portfolio's three classes of Investor Shares. The performance of each class of Investor Shares may be different. The Fund offers various services and privileges in connection with its Investor Shares that are not generally offered in connection with its Institutional and Service Shares, including an automatic investment plan, automatic withdrawal plan and checkwriting. For further information regarding the Fund's Service or Investor Share classes, contact PFPC at (800) 441-7764 (Service Shares) or
(800) 441-7762 (Investor Shares).

Each share of a Portfolio has a par value of $.001, represents an interest in that Portfolio and is entitled to the dividends and distributions earned on that Portfolio's assets as are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as required under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On November 30, 1996, PNC Bank held of record approximately 70% of the Fund's outstanding shares, as trustee on behalf of individual and institutional in-vestors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp.

                                      29.

-------------------------------------------------------------------------------
HOW IS PERFORMANCE CALCULATED?
-------------------------------------------------------------------------------

Each Portfolio may advertise its "yield", "effective yield" and total return for Institutional Shares. These performance figures are based on historical earnings and are not intended to indicate future performance. "Yield" refers to the income generated by an investment in a Portfolio's Institutional Shares over a seven-day period. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be gener-ated each week over a 52-week period and is shown as a percentage of the in-vestment. "Effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Portfolio's Institutional Shares is as-sumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. A Mu-nicipal Portfolio's "tax equivalent yield" may also be quoted, which shows the level of taxable yield needed to produce an after-tax equivalent to the Port-folio's tax-free yield for Institutional Shares.

The performance of Institutional Shares of a Portfolio may be compared to the performance of mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other financial or industry publications that monitor the performance of mu-tual funds. For example, the yield of Institutional Shares of a Portfolio may be compared to data prepared by Lipper Analytical Services, Inc., CDA Invest-ment Technologies, Inc. and Weisenberger Investment Company Service. Perfor-mance information may also include evaluations of the Portfolios published in nationally recognized ranking services, and information as reported by finan-cial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

Performance quotations for shares of a Portfolio represent past performance and should not be considered as representative of future results. The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. Yields will fluctuate and are not neces-sarily representative of future results. Any fees charged by affiliates of the Portfolios' investment adviser or other institutions directly to their custom-ers' accounts in connection with investments in the Portfolios will not be in-cluded in the Portfolios' calculations of yield and performance.

                                      30.

--------------------------------------------------------------------------------
HOW CAN I GET MORE INFORMATION?
--------------------------------------------------------------------------------

                   CONVENIENT WAYS TO ACCESS FUND INFORMATION

Below is a brief description of how investors can easily access information about the Compass Capital Funds.

 FUND INFORMATION          HOURS AVAILABLE           PHONE INFORMATION
 MUTUAL FUND SPECIALISTS   9 AM to 6 PM, E.S.T.      toll-free 888-4COMPASS
 Available to provide      Monday through Friday     toll-free 888-426-6727
 performance and market                              toll-free 800-388-8734
 trends.
 PORTFOLIO MANAGERS        9 AM to 6 PM, E.S.T.      toll-free 888-4COMPASS
 COMMENTARY                Monday through Friday     toll-free 888-426-6727
 (Audio recording updated                            toll-free 800-388-8734
 periodically)
 SHAREHOLDER SERVICES
 TELEPHONE ACCESS:         24 Hours, 7 days a week   toll-free 800-441-7764
 ACCOUNT SERVICE           8:30 to 5 PM, E.S.T.      toll-free 800-441-7764
 REPRESENTATIVES:          Monday through Friday
 Available to discuss
 account balance
 information, mutual fund
 prospectus, literature
 and discuss programs and
 services available.
 PURCHASES AND             8:30 to 5PM, E.S.T.       toll-free 800-441-7450
 REDEMPTIONS               Monday through Friday
 WORLD WIDE WEB:
 Access general fund       24 Hours, 7 days a week   http://www.compassfunds.com
 information and specific
 fund performance.
 Request mutual fund
 prospectuses and
 literature. Forward
 mutual fund inquiries.
 E-MAIL:
 Request prospectuses and  24 Hours, 7 days a week   funds@compassfunds.com
 literature. Forward
 mutual fund inquiries.
 WRITTEN CORRESPONDENCE:   POST OFFICE BOX ADDRESS   STREET ADDRESS
                           Compass Capital Funds     Compass Capital Funds
                           c/o PFPC Inc.             c/o PFPC Inc.
                           P.O. Box 8907             400 Bellevue Parkway
                           Wilmington, DE 19899-8907 Wilmington, DE 19809

                                      31.

                                                          COMPASS CAPITAL FUNDS
THE COMPASS CAPITAL FUNDS

Compass Capital Funds is a leading mutual fund company currently managing in excess of $11 billion in 30 portfolios designed to fit a broad range of investment goals. Each portfolio is managed by recognized experts in equity, fixed income, international, and tax-free investing who adhere to a pure investment style SM.

STOCK PORTFOLIOS
--------------------------------------------------------------------------------

    Large Cap Growth Equity             Small Cap Growth Equity
    Large Cap Value Equity              Small Cap Value Equity
    Mid-Cap Growth Equity               International Equity
    Mid-Cap Value Equity                International Emerging Markets
                                        Index Equity
                                        Select Equity

STOCK & BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Balanced

BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Low Duration Bond                   Government Income
    Intermediate Government Bond        Managed Income
    Intermediate Bond                   International Bond
    Core Bond

TAX-FREE BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Tax-Free Income                     New Jersey Tax-Free Income
    Pennsylvania Tax-Free Income        Ohio Tax-Free Income

MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------

    Money Market                        North Carolina Municipal Money Market
    U.S. Treasury Money Market          Ohio Municipal Money Market
    Municipal Money Market              Pennsylvania Municipal Money Market
    New Jersey Municipal Money Market   Virginia Municipal Money Market

                                                                January 1, 1997
--------------------------------------------------------------------------------
THE MONEY MARKET PORTFOLIOS SERVICE SHARES
--------------------------------------------------------------------------------

ASKING THE KEY
QUESTIONS

                                                                          PAGE
            What Are The Expenses Of The Portfolios?.....................   4
            What Are The Portfolios' Financial Highlights?...............   5
            What Are The Portfolios?.....................................  11
            What Additional Investment Policies And Risks Apply?.........  14
            What Are The Portfolios' Fundamental Investment
             Limitations?................................................  18
            Who Manages The Fund?........................................  19
            How Are Shares Purchased And Redeemed?.......................  22
            What Special Purchase And Redemption Procedures May Apply?...  24
            How Is Net Asset Value Calculated?...........................  25
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  26
            How Are Fund Distributions Taxed?............................  27
            How Is The Fund Organized?...................................  30
            How Is Performance Calculated?...............................  31
            How Can I Get More Information?..............................  32

              This Prospectus contains information about the Compass Capital money market portfolios (the "Portfolios") that a prospective in-vestor needs to know before investing. Please keep it for future reference. A Statement of Additional Information dated January 1, 1997 has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information may be ob-tained free of charge from the Fund by calling (800) 441-7764. The Statement of Additional Information, as supplemented from time to time, is incorporated by reference into this Prospectus.

              SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DE-POSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIOS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT IN-VESTED. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

              The New Jersey, North Carolina, Ohio, Pennsylvania and Virginia Municipal Money Market Portfolios may invest a significant per-centage of their assets in a single issuer and, therefore, in-vestments in these Portfolios may be riskier than an investment in other types of money market funds.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE STATE-SPECIFIC MUNICIPAL PORTFOLIOS LISTED ABOVE ARE INTENDED ONLY FOR RESIDENTS OF THE RESPECTIVE STATES INDICATED.

                                       2.

--------------------------------------------------------------------------------
THE MONEY MARKET PORTFOLIOS OF COMPASS CAPITAL FUNDS
--------------------------------------------------------------------------------

               The COMPASS CAPITAL FUND Family consists of 30 portfolios and has been structured to include many different investment styles across the spectrum of money market investments so that invest-ors may participate across multiple disciplines in order to seek their long-term financial goals.

               The Money Market Portfolios of COMPASS CAPITAL FUNDS consist of eight short-term investment alternatives. Two of these Portfo-lios invest solely in taxable instruments, and six of these Portfolios invest in tax-exempt instruments. A detailed de-scription of each Portfolio begins on page 11.

               COMPASS CAPITAL       LIPPER PEER GROUP
               PORTFOLIO


               MONEY MARKET          Money Market Instrument
                                      Funds

               U.S. TREASURY         U.S. Treasury Money
                MONEY MARKET          Market Funds

               MUNICIPAL MONEY       Tax-Exempt Money Market
                MARKET                Funds

               NJ MUNICIPAL          NJ Tax-Exempt Money
                MONEY MARKET          Market Funds

               NC MUNICIPAL          Other States Tax-Exempt
                MONEY MARKET          Money Market Funds

               OH MUNICIPAL          Ohio Tax-Exempt Money
                MONEY MARKET          Market Funds

               PA MUNICIPAL          PA Tax-Exempt Money
                MONEY MARKET          Market Funds

               VA MUNICIPAL          Other States Tax-Exempt
                MONEY MARKET          Money Market Funds

UNDERSTANDING  This Prospectus has been crafted to provide detailed, accurate
THE COMPASS    and comprehensive information on the Compass Capital Portfo-
CAPITAL        lios. We intend this document to be an effective tool as you
MONEY MARKET   explore different directions in money market investing.
PORTFOLIOS

CONSIDERING    There can be no assurance that any mutual fund will achieve its
THE RISKS IN   investment objective, or that any Portfolio will be able to
MONEY MARKET   maintain a stable net asset value of $1.00 per share. Certain
INVESTING      Portfolios may invest in U.S. dollar-denominated instruments of foreign issuers or municipal securities backed by the credit of foreign banks, which may be subject to risks in addition to those inherent in U.S. investments. Each state-specific munici-pal Portfolio will concentrate in the securities of issuers lo-cated in a particular state, and is non-diversified, which means that its performance may be dependent upon the perfor-mance of a smaller number of securities than the other Portfo-lios, which are considered diversified. See "What Additional
               Investment Policies And Risks Apply?"

INVESTING IN   For information on how to purchase and redeem shares of the
THE COMPASS    Portfolios, see "How Are Shares Purchased And Redeemed?" and
CAPITAL        "What Special Purchase And Redemption Procedures May Apply?"
FUNDS

                                       3.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIOS?
--------------------------------------------------------------------------------

Below is a summary of the annual operating expenses incurred by Service Shares of the Portfolios after fee waivers for the fiscal year ended September 30, 1996 as a percentage of average daily net assets. The figures shown for the New Jersey Municipal Money Market and Virginia Municipal Money Market Portfolios have been restated to reflect current expenses and fee waivers. An example based on the summary is also shown.

                                                              NEW       NORTH
                                       U.S.                 JERSEY    CAROLINA     OHIO     PENNSYLVANIA   VIRGINIA
                                     TREASURY   MUNICIPAL  MUNICIPAL  MUNICIPAL  MUNICIPAL    MUNICIPAL    MUNICIPAL
                            MONEY      MONEY      MONEY      MONEY      MONEY      MONEY        MONEY        MONEY
                           MARKET     MARKET     MARKET     MARKET     MARKET     MARKET       MARKET       MARKET
                          PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO    PORTFOLIO    PORTFOLIO
ANNUAL PORTFOLIO
 OPERATING EXPENSES (AS
 A PERCENTAGE OF AVERAGE
 NET ASSETS)
Advisory fees (after fee
 waivers)(/1/)                  .07%       .07%       .06%       .06%       .06%       .06%           .06%       .06%
Other operating expenses        .52        .52        .53        .53        .53        .53            .53        .53
                               ----       ----       ----       ----       ----       ----         ------       ----
 Administration fees
  (after fee
  waivers)(/1/)            .13        .13        .12        .08        .07        .10          .12          .04
 Shareholder servicing
  fee                      .15        .15        .15        .15        .15        .15          .15          .15
 Other expenses            .24        .24        .26        .30        .31        .28          .26          .34
                           ---       ----       ----       ----       ----       ----       ------         ----
Total Portfolio
 operating expenses
 (after fee
 waivers)(/1/)                  .59%       .59%       .59%       .59%       .59%       .59%           .59%       .59%
                               ====       ====       ====       ====       ====       ====         ======       ====

(1) Without waivers, advisory fees would be .42% for the Money Market Portfo-lio, .44% for the U.S. Treasury Money Market Portfolio and .45% for each of the other Portfolios and administration fees would be .15% for the Money Market Portfolio, .16% for the U.S. Treasury Money Market Portfolio and .18% for each of the other Portfolios. PAMG and the Portfolios' administra-tors are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to main-tain the Portfolios' total operating expenses during the remainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operating expenses" would be .54%, .55%, .59%, .63%, .64%, .61%,
    .59% and .67%, respectively, and "Total Portfolio operating expenses" would be .96%, .99%, 1.04%, 1.08%, 1.09%, 1.06%, 1.04% and 1.12%, respectively.

EXAMPLE

An investor in Service Shares would pay the following expenses on a $1,000 in-vestment assuming (1) a 5% annual return, and (2) redemption at the end of each time period:

                          ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Money Market                $ 6        $19        $33        $74
U.S. Treasury Money
 Market                       6         19         33         74
Municipal Money Market        6         19         33         74
New Jersey Municipal
 Money Market                 6         19         33         74
North Carolina Municipal
 Money Market                 6         19         33         74
Ohio Municipal Money
 Market                       6         19         33         74
Pennsylvania Municipal
 Money Market                 6         19         33         74
Virginia Municipal Money
 Market                       6         19         33         74

The foregoing Table and Example are intended to assist investors in understand-ing the expenses the Portfolios pay. Investors bear these expenses either di-rectly or indirectly. They do not reflect any charges that may be imposed by affiliates of the Portfolios' investment adviser or other institutions directly on their customer accounts in connection with investments in the Portfolios.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE IN-VESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                       4.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS' FINANCIAL HIGHLIGHTS?
--------------------------------------------------------------------------------

               The following financial information has been derived from the financial statements incorporated by reference into the State-ment of Additional Information, and has been audited by the Portfolio's independent accountant. This financial information should be read together with those financial statements. Fur-ther information about the performance of the Portfolios is available in the Fund's annual shareholder reports. Both the Statement of Additional Information and the annual shareholder reports may be obtained from the Fund free of charge by calling
               (800) 441-7764.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             MONEY MARKET PORTFOLIO

                                                                                            FOR THE
                                                                                             PERIOD
                              YEAR        YEAR       YEAR      YEAR      YEAR      YEAR    10/4/89/1/
                             ENDED       ENDED      ENDED     ENDED     ENDED     ENDED     THROUGH
                            9/30/96     9/30/95    9/30/94   9/30/93   9/30/92   9/30/91    9/30/90
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $     1.00  $     1.00  $   1.00  $   1.00  $   1.00  $   1.00   $   1.00
                           ----------  ----------  --------  --------  --------  --------   --------
Income from investment
 operations
 Net investment income         0.0503      0.0534    0.0333    0.0274    0.0391    0.0645     0.0778
 Net realized gain (loss)
  on investments                  - -         - -       - -       - -       - -       - -        - -
                           ----------  ----------  --------  --------  --------  --------   --------
  Total from investment
   operations                  0.0503      0.0534    0.0333    0.0274    0.0391    0.0645     0.0778
                           ----------  ----------  --------  --------  --------  --------   --------
LESS DISTRIBUTIONS
 Distributions from net
  investment income           (0.0503)    (0.0534)  (0.0333)  (0.0274)  (0.0391)  (0.0645)   (0.0778)
 Distributions from net
  realized capital gains          - -         - -       - -       - -       - -       - -        - -
                           ----------  ----------  --------  --------  --------  --------   --------
  Total distributions         (0.0503)    (0.0534)  (0.0333)  (0.0274)  (0.0391)  (0.0645)   (0.0778)
                           ----------  ----------  --------  --------  --------  --------   --------
NET ASSET VALUE AT END OF
 PERIOD                    $     1.00  $     1.00  $   1.00  $   1.00  $   1.00  $   1.00   $   1.00
                           ==========  ==========  ========  ========  ========  ========   ========
Total return                     5.15%       5.48%     3.37%     2.77%     4.05%     6.64%      8.07%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $1,575,064  $1,194,017  $575,948  $415,328  $838,012  $637,076   $628,075
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                    0.59%       0.57%     0.51%     0.59%     0.61%     0.62%      0.62%/2/
 Before
  advisory/administration
  fee waivers                    0.95%       0.94%     0.92%     0.70%     0.66%     0.67%      0.70%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                    5.00%       5.35%     3.35%     2.73%     3.86%     6.45%      7.83%/2/
 Before
  advisory/administration
  fee waivers                    4.64%       4.98%     2.95%     2.62%     3.81%     6.40%      7.75%/2/

/1/Commencement of operations of share class.
/2/Annualized.

                                       5.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                      U.S. TREASURY MONEY MARKET PORTFOLIO

                                                                                        FOR THE
                                                                                         PERIOD
                             YEAR      YEAR      YEAR      YEAR      YEAR      YEAR    11/1/89/1/
                            ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     THROUGH
                           9/30/96   9/30/95   9/30/94   9/30/93   9/30/92   9/30/91    9/30/90
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00   $   1.00
                           --------  --------  --------  --------  --------  --------   --------
Income from investment
 operations
 Net investment income       0.0489    0.0525    0.0331    0.0269    0.0394    0.0627     0.0697
 Net realized gain (loss)
  on investments                - -       - -       - -       - -       - -       - -        - -
                           --------  --------  --------  --------  --------  --------   --------
  Total from investment
   operations                0.0489    0.0525    0.0331    0.0269    0.0394    0.0627     0.0697
                           --------  --------  --------  --------  --------  --------   --------
LESS DISTRIBUTIONS
 Distributions from net
  investment income         (0.0489)  (0.0525)  (0.0331)  (0.0269)  (0.0394)  (0.0627)   (0.0697)
 Distributions from net
  realized capital gains        - -       - -       - -       - -       - -       - -        - -
                           --------  --------  --------  --------  --------  --------   --------
  Total distributions       (0.0489)  (0.0525)  (0.0331)  (0.0269)  (0.0394)  (0.0627)   (0.0697)
                           --------  --------  --------  --------  --------  --------   --------
NET ASSET VALUE AT END OF
 PERIOD                    $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00   $   1.00
                           ========  ========  ========  ========  ========  ========   ========
Total return                   5.00%     5.38%     3.36%     2.72%     4.01%     6.46%      7.29%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $955,454  $550,959  $372,883  $185,400  $160,269  $180,776   $146,148
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.59%     0.57%     0.52%     0.60%     0.62%     0.65%      0.65%/2/
 Before
  advisory/administration
  fee waivers                  0.99%     0.98%     0.97%     0.73%     0.67%     0.70%      0.70%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  4.84%     5.27%     3.42%     2.68%     3.91%     6.27%      7.62%/2/
 Before
  advisory/administration
  fee waivers                  4.45%     4.85%     2.97%     2.55%     3.86%     6.22%      7.57%/2/

/1/Commencement of operations of share class.
/2/Annualized.

                                       6.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                        MUNICIPAL MONEY MARKET PORTFOLIO

                                                                                      FOR THE
                                                                                       PERIOD
                             YEAR      YEAR      YEAR     YEAR      YEAR     YEAR    11/1/89/1/
                            ENDED     ENDED     ENDED     ENDED    ENDED     ENDED    THROUGH
                           9/30/96   9/30/95   9/30/94   9/30/93  9/30/92   9/30/91   9/30/90
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $   1.00  $   1.00  $   1.00  $  1.00  $   1.00  $  1.00   $   1.00
                           --------  --------  --------  -------  --------  -------   --------
Income from investment
 operations
 Net investment income       0.0309    0.0334    0.0219   0.0205    0.0281   0.0438     0.0486
 Net realized gain (loss)
  on investments                - -       - -       - -      - -       - -      - -        - -
                           --------  --------  --------  -------  --------  -------   --------
  Total from investment
   operations                0.0309    0.0334    0.0219   0.0205    0.0281   0.0438     0.0486
                           --------  --------  --------  -------  --------  -------   --------
LESS DISTRIBUTIONS
 Distributions from net
  investment income         (0.0309)  (0.0334)  (0.0219) (0.0205)  (0.0281) (0.0438)   (0.0486)
 Distributions from net
  realized capital gains        - -       - -       - -      - -       - -      - -        - -
                           --------  --------  --------  -------  --------  -------   --------
  Total distributions       (0.0309)  (0.0334)  (0.0219) (0.0205)  (0.0281) (0.0438)   (0.0486)
                           --------  --------  --------  -------  --------  -------   --------
NET ASSET VALUE AT END OF
 PERIOD                    $   1.00  $   1.00  $   1.00  $  1.00  $   1.00  $  1.00   $   1.00
                           ========  ========  ========  =======  ========  =======   ========
Total return                   3.10%     3.39%     2.20%    2.10%     2.85%    4.47%      4.97%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $261,617  $265,629  $133,358  $93,937  $125,152  $89,312   $112,108
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.59%     0.57%     0.51%    0.61%     0.63%    0.65%      0.65%/2/
 Before
  advisory/administration
  fee waivers                  1.03%     1.01%     0.99%    0.72%     0.68%    0.70%      0.70%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  3.08%     3.35%     2.18%    2.02%     2.78%    4.40%      5.31%/2/
 Before
  advisory/administration
  fee waivers                  2.64%     2.91%     1.71%    1.91%     2.73%    4.35%      5.26%/2/

/1/Commencement of operations of share class.
/2/Annualized.

                                       7.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     OHIO MUNICIPAL MONEY MARKET PORTFOLIO

                                                                    FOR THE
                                                                    PERIOD
                                       YEAR      YEAR      YEAR    6/1/93/1/
                                      ENDED     ENDED     ENDED     THROUGH
                                     9/30/96   9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                              $   1.00  $   1.00  $   1.00  $   1.00
                                     --------  --------  --------  --------
Income from investment operations
 Net investment income                 0.0316    0.0333    0.0225    0.0074
 Net realized gain (loss) on
  investments                             - -       - -       - -       - -
                                     --------  --------  --------  --------
  Total from investment operations     0.0316    0.0333    0.0225    0.0074
                                     --------  --------  --------  --------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                              (0.0316)  (0.0333)  (0.0225)  (0.0074)
 Distributions from net realized
  capital gains                           - -       - -       - -       - -
                                     --------  --------  --------  --------
  Total distributions                 (0.0316)  (0.0333)  (0.0225)  (0.0074)
                                     --------  --------  --------  --------
NET ASSET VALUE AT END OF PERIOD     $   1.00  $   1.00  $   1.00  $   1.00
                                     ========  ========  ========  ========
Total return                            3.21%      3.38%     2.27%     0.75%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                         $ 45,525  $ 49,857  $ 44,066  $ 15,239
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                                0.59%     0.57%     0.40%     0.23%/2/
 Before advisory/administration fee
  waivers                                1.05%     1.03%     1.04%     0.96%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                                3.17%     3.35%     2.29%     2.23%/2/
 Before advisory/administration fee
  waivers                                2.71%     2.89%     1.65%     1.50%/2/

/1/Commencement of operations of share class.
/2/Annualized.

                 PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO

                                                                   FOR THE
                                                                    PERIOD
                                       YEAR      YEAR     YEAR    6/11/93/1/
                                      ENDED     ENDED     ENDED    THROUGH
                                     9/30/96   9/30/95   9/30/94   9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                              $   1.00  $   1.00  $  1.00   $   1.00
                                     --------  --------  -------   --------
Income from investment operations
 Net investment income                 0.0304    0.0325   0.0221     0.0074
 Net realized gain (loss) on
  investments                             - -       - -      - -        - -
                                     --------  --------  -------   --------
  Total from investment operations     0.0304    0.0325   0.0221     0.0074
                                     --------  --------  -------   --------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                              (0.0304)  (0.0325) (0.0221)   (0.0074)
 Distributions from net realized
  capital gains                           - -       - -      - -        - -
                                     --------  --------  -------   --------
  Total distributions                 (0.0304)  (0.0325) (0.0221)   (0.0074)
                                     --------  --------  -------   --------
NET ASSET VALUE AT END OF PERIOD     $   1.00  $   1.00  $  1.00   $   1.00
                                     ========  ========  =======   ========
Total return                             3.04%     3.33%    2.24%      0.74%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                         $224,197  $147,739  $60,560   $  8,919
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                                0.59%     0.57%    0.42%      0.32%/2/
 Before advisory/administration fee
  waivers                                1.01%     0.99%    0.99%      1.20%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                                3.02%     3.29%    2.31%      2.42%/2/
 Before advisory/administration fee
  waivers                                2.59%     2.87%    1.75%      1.54%/2/

/1/Commencement of operations of share class.
/2/Annualized.

                                       8.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                   NORTH CAROLINA                       VIRGINIA
                                   MUNICIPAL MONEY                  MUNICIPAL MONEY
                                  MARKET PORTFOLIO                  MARKET PORTFOLIO
                                       FOR THE       FOR THE                  FOR THE
                                       PERIOD         PERIOD                  PERIOD
                             YEAR    11/01/94/4/    4/29/94/1/      YEAR    10/11/94/1/
                            ENDED      THROUGH       THROUGH       ENDED      THROUGH
                           9/30/96     9/30/95       9/30/94      9/30/96     9/30/95
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $   1.00   $   1.00       $   1.00     $   1.00   $   1.00
                           --------   --------       --------     --------   --------
Income from investment
 operations
 Net investment income       0.0308     0.0305         0.0099       0.0318     0.0330
 Net realized gain (loss)
  on investments                - -        - -            - -          - -        - -
                           --------   --------       --------     --------   --------
  Total from investment
   operations                0.0308     0.0305         0.0099       0.0318     0.0330
                           --------   --------       --------     --------   --------
LESS DISTRIBUTIONS
 Distributions from net
  investment income         (0.0308)   (0.0305)       (0.0099)     (0.0318)   (0.0330)
 Distributions from net
  realized capital gains        - -        - -            - -          - -        - -
                           --------   --------       --------     --------   --------
  Total distributions       (0.0308)   (0.0305)       (0.0099)     (0.0318)   (0.0330)
                           --------   --------       --------     --------   --------
NET ASSET VALUE AT END OF
 PERIOD                    $   1.00   $   1.00       $   1.00     $   1.00   $   1.00
                           ========   ========       ========     ========   ========
Total return                   3.12%      3.11%          0.99%        3.25%      3.35%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $  7,463   $  1,841       $   - - /3/  $ 14,968   $    821
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.55%      0.55%/2/       0.36%/2/     0.45%      0.40%/2/
 Before
  advisory/administration
  fee waivers                  1.04%      1.08%/2/       1.02%/2/     1.12%      1.25%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  3.06%      3.34%/2/       2.54%/2/     3.05%      3.50%/2/
 Before
  advisory/administration
  fee waivers                  2.56%      2.81%/2/       1.87%/2/     2.38%      2.65%/2/

/1/Commencement of operations of share class.
/2/Annualized.
/3/There were no Service Shares outstanding as of September 30, 1994. /4/Reissuance of shares.

                                       9.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                  NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO+

                           FOR THE     FOR THE                                          FOR THE
                           PERIOD      PERIOD                                           PERIOD
                           2/1/96      3/1/95      FISCAL YEAR FISCAL YEAR FISCAL YEAR 7/1/91/1/
                           THROUGH     THROUGH        ENDED       ENDED       ENDED       TO
                           9/30/96     1/31/96      02/28/95    02/28/94    02/28/93   02/28/92
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $  1.00     $  1.00       $  1.00     $  1.00     $  1.00    $  1.00
                           -------     -------       -------     -------     -------    -------
Income from investment
 operations
 Net investment income      0.0187        0.03          0.02        0.02        0.02       0.02
 Net realized gain (loss)
  on investments               - -         - -           - -         - -         - -        - -
                           -------     -------       -------     -------     -------    -------
  Total from investment
   operations               0.0187        0.03          0.02        0.02        0.02       0.02
                           -------     -------       -------     -------     -------    -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income        (0.0187)      (0.03)        (0.02)      (0.02)      (0.02)     (0.02)
 Distributions from net
  realized capital gains       - -         - -           - -         - -         - -        - -
                           -------     -------       -------     -------     -------    -------
  Total distributions      (0.0187)      (0.03)        (0.02)      (0.02)      (0.02)     (0.02)
                           -------     -------       -------     -------     -------    -------
NET ASSET VALUE AT END OF
 PERIOD                    $  1.00     $  1.00       $  1.00     $  1.00     $  1.00    $  1.00
                           =======     =======       =======     =======     =======    =======
Total return                  1.89%       3.23%         2.46%       1.79%       2.19%      3.53%/2/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $68,139     $56,958       $43,610     $39,408     $38,836    $35,005
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 0.59%/2/    0.70%/2/      0.63%       0.65%       0.73%      0.47%/2/
 Before
  advisory/administration
  fee waivers                 1.08%/2/    0.74%/2/      0.70%       0.72%       0.76%      0.62%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                 2.82%/2/    3.17%/2/      2.46%       1.77%       2.17%      3.44%/2/
 Before
  advisory/administration
  fee waivers                 2.33%/2/    3.13%/2/      2.39%       1.70%       2.14%      3.29%/2/

+ The Portfolio commenced operations on July 1, 1991 as the New Jersey Munici-pal Money Market Fund, a separate investment portfolio (the "Predecessor New Jersey Municipal Money Market Portfolio") of Compass Capital Group, which was organized as a Massachusetts business trust. On January 13, 1996, the assets and liabilities of the Predecessor New Jersey Municipal Money Market Portfo-lio were transferred to this Portfolio, and were combined with the assets of a pre-existing portfolio of investments maintained by the Fund.
/1/Commencement of operations of share class.
/2/Annualized.

                                      10.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS?
--------------------------------------------------------------------------------

MONEY MARKET   The investment objective of the Money Market Portfolio is to
PORTFOLIO      provide as high a level of current interest income as is con-
               sistent with maintaining liquidity and stability of principal.
               The Portfolio may invest in a broad range of short-term, high quality, U.S. dollar-denominated instruments, such as govern-ment, bank, commercial and other obligations, that are avail-able in the money markets. In particular, the Portfolio may in-vest in:

               (A) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets in excess of $1 billion (including obli-gations of foreign branches of such banks);

               (B) high quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard & Poor's Ratings Group ("S&P"), Prime-2 or higher by Moody's Investors Service, Inc. ("Moody's"), Duff 2 or higher by Duff & Phelps Credit Co. ("D&P"), F-2 or higher by Fitch Investors Service, Inc. ("Fitch") or TBW-2 or higher by Thomson BankWatch, Inc. ("TBW"), as well as high quality corporate bonds rated (at the time of purchase) AA or higher by S&P, D&P, Fitch or TBW or Aa or higher by Moody's;

               (C) unrated notes, paper and other instruments that are of com-
                   parable quality as determined by the Portfolio's sub-ad-viser under guidelines established by the Fund's Board of Trustees;

               (D) asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables);

               (E) securities issued or guaranteed as to principal and inter-
                   est by the U.S. Government or by its agencies or instrumen-talities and related custodial receipts;

               (F) dollar-denominated securities issued or guaranteed by for-
                   eign governments or their political subdivisions, agencies or instrumentalities;

               (G) guaranteed investment contracts issued by highly-rated U.S.
                   insurance companies;

               (H) securities issued or guaranteed by state or local govern-
                   mental bodies; and

               (I) repurchase agreements relating to the above instruments.

U.S.           The investment objective of the U.S. Treasury Money Market
TREASURY       Portfolio is to provide as high a level of current interest in-
MONEY MARKET   come as is consistent with maintaining liquidity and stability
PORTFOLIO      of principal. It pursues this objective by investing exclu-
               sively in short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements relating to such obligations.

MUNICIPAL      The investment objective of the Municipal Money Market Portfo-
PORTFOLIOS     lio is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with main-taining liquidity and stability of principal. It pursues this objective by investing substantially all of its assets in short-term obligations issued by or on behalf of states, terri-tories and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instru-mentalities and authorities ("Municipal Obligations").

                                      11.

-------------------------------------------------------------------------------

                 The investment objective of the New Jersey Municipal Money Market Portfolio, North Carolina Municipal Money Market Portfolio, Ohio Municipal Money Market Portfolio, Pennsylva-nia Municipal Money Market Portfolio and Virginia Municipal Money Market Portfolio (the "State-Specific Municipal Port-folios") is, for each Portfolio, to seek as high a level of current income exempt from Federal, and to the extent possi-ble, state income tax of the specific state in which a Port-folio concentrates, as is consistent with maintaining li-quidity and stability of principal.

                 The Municipal Money Market Portfolio and the State-Specific Municipal Portfolios (together, the "Municipal Portfolios") seek to achieve their investment objectives by primarily in-vesting in:

                 (A) fixed and variable rate notes and similar debt instru-
                     ments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody's, SP-2 or A-2 or higher by S&P, AA or higher by D&P or F-2 or higher by Fitch;

                 (B) tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody's, A-2 or higher by S&P, Duff 2 or higher by D&P or F-2 or higher by Fitch;

                 (C) municipal bonds rated Aa or higher by Moody's or AA or higher by S&P, D&P or Fitch;

                 (D) unrated notes, paper or other instruments that are of
                     comparable quality as determined by the Portfolios' sub-adviser under guidelines established by the Fund's Board of Trustees; and

                 (E) municipal bonds and notes which are guaranteed as to
                     principal and interest by the U.S. Government or an agency or instrumentality thereof or which otherwise de-pend directly or indirectly on the credit of the United States.

                 During normal market conditions, at least 80% of each Munic-ipal Portfolio's net assets will be invested in securities which are Municipal Obligations. In addition, under normal conditions each State-Specific Municipal Portfolio intends to invest at least 65% of its net assets in Municipal Obli-gations of issuers located in the particular state indicated by its name ("State-Specific Obligations"). The Municipal Money Market Portfolio intends, on the other hand, to invest less than 25% of its total assets in Municipal Obligations of issuers located in the same state. During temporary de-fensive periods, each Municipal Portfolio may invest without limitation in obligations that are not Municipal Obligations and may hold without limitation uninvested cash reserves.

                 Each State-Specific Portfolio may invest without limitation in private activity bonds the interest on which is an item of tax preference for purposes of the Federal alternative minimum tax ("AMT Paper"). The Municipal Money Market Port-folio may invest up to 20% of its total assets in AMT Paper when added together with any taxable investments held by the Portfolio. Interest on AMT Paper that is received by taxpay-ers subject to the Federal alternative minimum tax is tax-able.

                 Each Municipal Portfolio may invest 25% or more of its as-sets in Municipal Obligations the interest on which is paid solely from revenues of similar projects. To the extent a Portfolio's assets are invested in Municipal Obligations payable from the revenues of similar projects or are in-vested in private activity bonds, the Portfolio will be sub-ject to the peculiar risks presented by the laws and eco-nomic conditions relating to such projects and bonds to a greater extent than it would be if its assets were not so invested.

                                      12.

--------------------------------------------------------------------------------

QUALITY,         All securities acquired by the Portfolios will be determined at
MATURITY AND     the time of purchase by the Portfolios' sub-adviser, under
DIVERSIFICATION  guidelines established by the Fund's Board of Trustees, to present minimal credit risks and will be "Eligible Securities" as defined by the SEC. Eligible Securities are (a) securities that either (i) have short-term debt ratings at the time of purchase in the two highest rating categories by at least two unaffiliated nationally recognized statistical rating organiza-tions ("NRSROs") (or one NRSRO if the security is rated by only one NRSRO), or (ii) are comparable in priority and security with an instrument issued by an issuer which has such ratings, and (b) securities that are unrated (including securities of issuers that have long-term but not short-term ratings) but are of comparable quality as determined in accordance with guide-lines approved by the Board of Trustees.

                 Each Portfolio is managed so that the average maturity of all instruments held by it (on a dollar-weighted basis) will not exceed 90 days. In no event will a Portfolio purchase securi-ties which mature more than 397 days from the date of purchase (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements). Securities in which the Portfolios invest may not earn as high a level of income as longer term or lower quality securities, which gener-ally have greater market risk and more fluctuation in market value.

                 The Money Market, U.S. Treasury Money Market and Municipal Money Market Portfolios are classified as diversified portfo-lios, and the State-Specific Municipal Portfolios are classi-fied as non-diversified portfolios, under the Investment Com-pany Act of 1940 (the "1940 Act"). Investment returns on a non-diversified portfolio typically are dependent upon the perfor-mance of a smaller number of securities relative to the number held in a diversified portfolio. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio. In addition, because the State-Specific Municipal Portfolios concentrate their investments in obligations of is-suers located in particular states, investments in these Port-folios may be riskier than an investment in other Money Market funds.

                                      13.

-------------------------------------------------------------------------------
WHAT ADDITIONAL INVESTMENT POLICIES AND RISKS APPLY?
-------------------------------------------------------------------------------

CORPORATE AND BANK OBLIGATIONS. To the extent consistent with their investment objectives, the Portfolios may invest in debt obligations of domestic or for-eign corporations and banks, and may acquire commercial obligations issued by Canadian corporations and Canadian counterparts of U.S. corporations, as well as Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer. Bank obligations may include certificates of deposit, notes, bankers' acceptances and fixed time deposits. These obligations may be general obliga-tions of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation. The Money Market Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets. The ob-ligations of foreign issuers may involve certain risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, less stringent regulatory requirements and less market liquidity.

Commercial paper issues include securities issued by corporations without reg-istration under the Securities Act of 1933 (the "1933 Act") in reliance on the exemption in Section 3(a)(3), and commercial paper issued in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) pa-per"). Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must similarly be made in an exempt trans-action. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers which make a market in
Section 4(2) paper, thus providing liquidity.

U.S. GOVERNMENT OBLIGATIONS. To the extent consistent with their investment objectives, the Portfolios may also purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.

MUNICIPAL OBLIGATIONS. The two principal classifications of Municipal Obliga-tions are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue se-curities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special ex-cise tax or other specific revenue source such as the user of the facility be-ing financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal Obligations may also include "moral obligation" bonds, which are normally issued by spe-cial purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Also included within the general category of Municipal Obligations are partic-ipation certificates in a lease, an installment purchase contract, or a condi-tional sales contract ("lease obligations") entered into by a state or politi-cal subdivision to finance the acquisition or construction of equipment, land or facilities. Although lease obligations are not general obligations of the issuer for which the state or other governmental body's unlimited taxing power is pledged, certain lease obligations are backed by a covenant to appropriate money to make the lease obligation payments. However, under certain lease ob-ligations, the state or governmental body has no obligation to make these pay-ments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, dis-position of the

                                      14.

--------------------------------------------------------------------------------
property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that is not yet as marketable as more conventional securities.

Each Municipal Portfolio may acquire "stand-by commitments" with respect to Mu-nicipal Obligations held by it. Under a stand-by commitment, a dealer agrees to purchase at the Portfolio's option specific Municipal Obligations at a speci-fied price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates.

The amount of information regarding the financial condition of issuers of Mu-nicipal Obligations may be less extensive than the information for public cor-porations, and the secondary market for Municipal Obligations may be less liq-uid than that for taxable obligations. Accordingly, the ability of a Portfolio to buy and sell Municipal Obligations may, at any particular time with respect to any particular securities, be limited. In addition, Municipal Obligations purchased by the Portfolios include obligations backed by letters of credit and other forms of credit enhancement issued by domestic and foreign banks, as well as other financial institutions. Changes in the credit quality of these insti-tutions could cause loss to a Municipal Portfolio and affect its share price.

The Municipal Portfolios may invest in tax-exempt derivative securities relat-ing to Municipal Obligations, including tender option bonds, participations, beneficial interests in trusts and partnership interests.

Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal or state income tax are rendered by counsel to the respective issuers or sponsors at the time of issuance. The Fund and its service providers will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations or the bases for such opinions.

MORTGAGE-RELATED SECURITIES. Although under normal market conditions they do not expect to do so, each Portfolio may invest in mortgage-related securities issued by the U.S. Government or its agencies or instrumentalities or issued by private companies. Mortgage-related securities may include collateralized mort-gage obligations ("CMOs") issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or other U.S. Government agencies or instrumentalities or issued by private companies. In periods of falling inter-est rates, the rate of mortgage prepayments tends to increase. During these pe-riods, the reinvestment of prepayment proceeds by the particular Portfolio will generally be at lower rates than the rates on the prepaid obligations.

VARIABLE AND FLOATING RATE INSTRUMENTS. Each Portfolio may purchase rated and unrated variable and floating rate instruments, which may have a stated matu-rity in excess of 13 months but will, in any event, permit a Portfolio to de-mand payment of the principal of the instrument at least once every 13 months upon not more than thirty days' notice (unless the instrument is guaranteed by the U.S. Government or an agency or instrumentality thereof). These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the in-terest rate. Issuers of unrated variable and floating rate instruments must satisfy the same criteria as set forth above for the particular Portfolio.

REPURCHASE AGREEMENTS. Each Portfolio may agree to purchase securities from broker-dealers and financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, so long as the repurchase agreement itself matures in less than 13 months. Default by or bankruptcy of the seller would expose the Portfo-lio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

GUARANTEED INVESTMENT CONTRACTS. The Money Market Portfolio may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under these contracts, the Portfolio makes cash con-tributions to a deposit fund of the insurance company's general account. The

                                      15.

--------------------------------------------------------------------------------
insurance company then credits interest to the Portfolio on a monthly basis, which is based on an index (such as the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. The Money Market Portfo-lio does not expect to invest more than 5% of its net assets in GICs at any time during the current fiscal year.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio may purchase se-curities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Port-folio to purchase or sell particular securities with payment and delivery tak-ing place at a future date (perhaps one or two months later), and permit a Portfolio to lock in a price or yield on a security it owns or intends to pur-chase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the price or yield ob-tained in a transaction may be less favorable than the price or yield available in the market when the delivery takes place.

SECURITIES LENDING. A Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or ir-revocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. A Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securities loans involve risks of delay in receiving additional collateral or in recover-ing the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

REVERSE REPURCHASE AGREEMENTS. Each Portfolio may enter into reverse repurchase agreements for temporary purposes (such as to obtain cash to meet redemption requests when the liquidation of portfolio securities is deemed disadvantageous or inconvenient). A reverse repurchase agreement involves a sale by a Portfolio of securities that it holds concurrently with an agreement by the Portfolio to repurchase the same securities at an agreed-upon price and date. Reverse repur-chase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase.

INVESTMENT COMPANIES. In connection with the management of their daily cash po-sitions, the Portfolios may invest in securities issued by other investment companies which invest in short-term, high quality debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method of valuation. Securities of other investment companies will be acquired by a Portfolio within the limits prescribed by the 1940 Act. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's ex-penses, including advisory fees. These expenses would be in addition to the ad-visory fees and other expenses the Portfolio bears directly in connection with its own operations.

UNINVESTED CASH RESERVES. Each Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Portfolios' sub-adviser, suitable obligations are unavailable. During nor-mal market periods, no more than 20% of a Portfolio's assets will be held uninvested. Uninvested cash reserves will not earn income.

ILLIQUID SECURITIES. No Portfolio will knowingly invest more than 10% of the value of its net assets in securities that are illiquid. Variable and floating rate instruments that cannot be disposed of within seven days, GICs, and repur-chase agreements and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to this 10% lim-it. Each Portfolio may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accor-dance with Rule 144A under the 1933 Act. These securities will not be consid-ered illiquid so long as the sub-adviser determines that an adequate trading market exists for the securities. This investment practice could have the ef-fect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninterested in purchasing these re-stricted securities.

                                      16.

--------------------------------------------------------------------------------

STATE-SPECIFIC MUNICIPAL PORTFOLIOS--ADDITIONAL RISK CONSIDERATIONS. The con-centration of investments by the State-Specific Municipal Portfolios in State-Specific Obligations raises special investment considerations. Changes in the economic condition and governmental policies of a state and its political sub-divisions could adversely affect the value of a Portfolio's shares. Certain matters relating to some of the states in which the State-Specific Municipal Portfolios invest are described below. For further information, see "Special Consideration Regarding State-Specific Obligations" in the Statement of Addi-tional Information.

Ohio. While diversifying more into the service and other non-manufacturing areas, the economy of Ohio continues to rely in part on durable goods manufac-turing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity in Ohio, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an im-portant segment of the Ohio economy with over half the State's area devoted to farming and approximately 16% of total employment in agribusiness. In past years, the State's overall unemployment rate has been somewhat higher than the national figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.5% national figure. However, for the last five years the State rates were below the national rates (4.8% versus 5.6% in 1995). The unemployment rate and its effects vary among particular geographic areas of the State. There can be no assurance that future national, regional or state-wide economic difficulties and the resulting impact on State or local government fi-nances generally will not adversely affect the market value of Ohio State-Specific Obligations held in the Portfolio or the ability of particular obli-gors to make timely payments of debt service on (or lease payments relating to) those obligations.

Pennsylvania. Although the General Fund of the Commonwealth (the principal op-erating fund of the Commonwealth) experienced deficits in fiscal 1990 and 1991, tax increases and spending decreases resulted in surpluses the following four years. As of June 30, 1995, the General Fund has a surplus of $688.3 million. For the fiscal year ended June 30, 1996, the General Fund's expenditures ex-ceeded available revenues by approximately $253 million; this shortfall was funded by the General Fund's unappropriated surplus. Rising unemployment, a relatively high proportion of persons 65 and older in the Commonwealth and court ordered increases in healthcare reimbursement rates place increased pres-sures on the tax resources of the Commonwealth and its municipalities. The Com-monwealth has sold a substantial amount of bonds over the past several years, but the debt burden remains moderate. Employment growth has shifted to the trade and service sectors, with losses in more high-paid manufacturing posi-tions. A new governor took office in January 1995, but the Commonwealth has continued to show fiscal restraint.

New Jersey. The State of New Jersey generally has a diversified economic base consisting of, among others, commerce and service industries, selective commer-cial agriculture, insurance, tourism, petroleum refining and manufacturing, al-though New Jersey's manufacturing industry has experienced a downward trend in the last few years. New Jersey is a major recipient of Federal assistance and, of all the states, is among the highest in the amount of Federal aid received. Therefore, a decrease in Federal financial assistance may adversely affect the financial condition of New Jersey and its political subdivisions and instrumen-talities. While New Jersey's economic base has become more diversified over time and thus its economy appears to be less vulnerable during recessionary pe-riods, a recurrence of high levels of unemployment could adversely affect New Jersey's overall economy and the ability of New Jersey and its political subdi-visions and instrumentalities to meet their financial obligations. In addition, New Jersey maintains a balanced budget which restricts total appropriation in-creases to only 5% annually with respect to any municipality or county. This balanced budget plan may actually adversely affect a particular municipality's or county's ability to repay its obligations.

                                      17.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS' FUNDAMENTAL INVESTMENT LIMITATIONS?
--------------------------------------------------------------------------------

A Portfolio's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. However, shareholders will be given at least 30 days' notice before any change to a Portfolio's investment objective. No assurance can be provided that a Portfolio will achieve its in-vestment objective.

Each Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of a Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolios' fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

No Portfolio may:

(1) purchase securities (except U.S. Government securities and related repur-chase agreements) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of a Portfolio's total assets may be invested without regard to this 5% limitation;

(2) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry, except that the Money Market Portfolio will invest at least 25% of its total assets in ob-ligations of issuers in the banking industry or instruments secured by such obligations except during temporary defensive periods;

(3) borrow money except for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. Whenever borrowings exceed 5% of a Portfolio's total assets, the Portfolio will not make any additional investments; and

(4) in the case of the Municipal Money Market Portfolio, invest less than 80% of its net assets in instruments the interest on which is exempt from regu-lar Federal income tax and not subject to the Federal alternative minimum tax ("AMT"), except during defensive periods or during periods of unusual market conditions; and

(5) in the case of each State-Specific Municipal Portfolio, invest less than 80% of its net assets in instruments the interest on which is exempt from regular Federal income tax (including instruments which are subject to AMT), except during defensive periods or during periods of unusual market conditions.

Restriction 1 does not apply to the State-Specific Municipal Portfolios. In-stead, as a non-fundamental investment restriction, each State-Specific Munici-pal Portfolio will not hold any securities (except U.S. Government securities and related repurchase agreements) that would cause, at the end of any tax quarter, more than 5% of its total assets to be invested in securities of any one issuer, except that up to 50% of a Portfolio's total assets may be invested without regard to this limitation so long as no more than 25% of the Portfo-lio's total assets are invested in any one issuer (except U.S. Government secu-rities and related repurchase agreements).

In accordance with current SEC regulations, the Money Market Portfolio intends, as a non-fundamental policy, to limit its investments in the securities of any single issuer (other than U.S. Government securities and related repurchase agreements) to not more than 5% of the value of its total assets at the time of purchase, except that 25% of the value of its total assets may be invested in any one issuer for a period of up to three business days. The Money Market Portfolio will also limit its investments in Eligible Securities that are not in the highest rating category as determined by two NRSROs (or one NRSRO if the security is rated by only one NRSRO) or, if unrated, are not of comparable quality, to 5% of its total assets, with investments in any one such issuer be-ing limited to no more than 1% of its total assets or $1 million, whichever is greater, measured at the time of purchase.

The investment limitations stated above are applied at the time investment se-curities are purchased.

                                      18.

--------------------------------------------------------------------------------
WHO MANAGES THE FUND?
--------------------------------------------------------------------------------

BOARD OF       The business and affairs of the Fund are managed under the di-
TRUSTEES       rection of the Fund's Board of Trustees. The following persons currently serve on the Board:

               William O. Albertini--Executive Vice President and Chief Finan-cial Officer of Bell Atlantic Corporation.

               Raymond J. Clark--Treasurer of Princeton University.

               Robert M. Hernandez--Vice Chairman and Chief Financial Officer of USX Corporation.

               Anthony M. Santomero--Deputy Dean of The Wharton School, University of Pennsylvania.

               David R. Wilmerding, Jr.--Chairman, Gee, Wilmerding & Associ-ates, Inc.

INVESTMENT     The Adviser to Compass Capital Funds is PNC Asset Management
ADVISER AND    Group, Inc. ("PAMG"). PAMG was organized in 1994 to perform ad-
SUB-ADVISER    visory services for investment companies, and has its principal offices at 1600 Market Street, 29th Floor, Philadelphia, Penn-sylvania 19103. PAMG is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company. PNC Institutional
               Management Corporation ("PIMC"), a wholly-owned subsidiary of PAMG, serves as each Portfolio's sub-adviser. PIMC's principal business address is 400 Bellevue Parkway, Wilmington, Delaware
               19809.

               As adviser, PAMG is responsible for the overall investment man-agement of the Portfolios. As sub-adviser, PIMC is responsible for the day-to-day management of the Portfolios, and generally makes all purchase and sale investment decisions for the Port-folios. PIMC also provides research and credit analysis. Port-folio transactions for a Portfolio may be directed through broker/dealers who sell Fund shares, subject to the require-ments of best execution.

               For their investment advisory and sub-advisory services, PAMG and PIMC are entitled to fees, computed daily on a Portfolio-by-Portfolio basis and payable monthly, at the annual rates set forth below. All sub-advisory fees payable to PIMC are paid by PAMG, and do not represent an extra charge to the Portfolios.

                MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR EACH PORTFOLIO (BEFORE
                                           WAIVERS)

            AVERAGE DAILY NET                 INVESTMENT                  SUB-ADVISORY
            ASSETS                           ADVISORY FEE                     FEE
            first $1 billion                     .450%                        .400%
            $1 billion--$2 billion               .400                         .350
            $2 billion--$3 billion               .375                         .325
            greater than $3 billion              .350                         .300

               For the twelve months ended September 30, 1996, the Portfolios (other than the New Jersey Municipal Money Market Portfolio) paid investment advisory fees at the following annual rates (expressed as a percentage of average daily net assets) after voluntary fee waivers: Money Market Portfolio, .07%; U.S. Trea-sury Money Market Portfo-

                                      19.

-------------------------------------------------------------------------------
                 lio, .07%; Municipal Money Market Portfolio, .06%; Ohio Mu-nicipal Money Market Portfolio, .06%; Pennsylvania Municipal Money Market Portfolio, .06%; North Carolina Municipal Money Market Portfolio, .06%; and Virginia Municipal Money Market Portfolio, 0%. For the period from February 1, 1996 to Sep-tember 30, 1996, the New Jersey Municipal Money Market Port-folio paid investment advisory fees, after voluntary fee waivers, at the annual rate of .06% of its average daily net assets.

ADMINISTRATORS   Compass Capital Group, Inc. ("CCG"), PFPC Inc. ("PFPC"), and
                 Compass Distributors, Inc. ("CDI") (the "Administrators") serve as the Fund's co-administrators. CCG and PFPC are in-direct wholly-owned subsidiaries of PNC Bank Corp. CDI is a wholly-owned subsidiary of Provident Distributors, Inc.
                 ("PDI"). A majority of the outstanding stock of PDI is owned by its officers.

                 The Administrators generally assist the Fund in all aspects of its administration and operation, including matters re-lating to the maintenance of financial records and fund ac-counting. As compensation for these services, CCG is enti-tled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of each Portfolio's average daily net assets, and PFPC and CDI are entitled to receive a com-bined fee, computed daily and payable monthly, at an annual rate of .15% of the first $500 million of each Portfolio's average daily net assets, .13% of the next $500 million of each Portfolio's average daily net assets, .11% of the next $1 billion of each Portfolio's average daily net assets and .10% of each Portfolio's average daily net assets in excess of $2 billion. From time to time the Administrators may waive some or all of their administration fees from a Port-folio.

                 For information about the operating expenses the Portfolios paid for the most recent fiscal year, see "What Are The Ex-penses Of The Portfolios?"

TRANSFER         PNC Bank, National Association ("PNC Bank") serves as the
AGENT,           Port- folios' custodian and PFPC serves as their transfer
DIVIDEND         agent and dividend disbursing agent.
DISBURSING
AGENTAND
CUSTODIAN


SHAREHOLDER      The Fund intends to enter into service arrangements with in-
SERVICING        stitutional investors ("Institutions") (including PNC Bank and its affiliates) which provide that the Institutions will render support services to their customers who are the bene-ficial owners of Service Shares. These services are intended to supplement the services provided by the Fund's Adminis-trators and transfer agent to the Fund's shareholders of record. In consideration for payment of a shareholder processing fee of up to .15% (on an annualized basis) of the average daily net asset value of Service Shares owned bene-ficially by their customers, Institutions may provide one or more of the following services: processing purchase and re-demption requests from customers and placing orders with the Fund's transfer agent or the distributor; processing divi-dend payments from the Fund on behalf of customers; provid-ing sub-accounting with respect to Service Shares benefi-cially owned by customers or the information necessary for sub-accounting; and providing other similar services. In consideration for payment of a separate shareholder servic-ing fee of up to .15% (on an annualized basis) of the aver-age daily net asset value of Service Shares owned benefi-cially by their customers, Institutions may provide one or more of these additional services to such customers: re-sponding to customer inquiries relating to the services per-formed by the Institution and to customer inquiries concern-ing their investments in Service Shares;

                                      20.

--------------------------------------------------------------------------------
               assisting customers in designating and changing dividend op-tions, account designations and addresses; and providing other similar shareholder liaison services. Customers who are benefi-cial owners of Service Shares should read this Prospectus in light of the terms and fees governing their accounts with In-stitutions.

               Conflict-of-interest restrictions may apply to the receipt of compensation paid by the Fund in connection with the investment of fiduciary funds in Portfolio shares. Institutions, including banks regulated by the Comptroller of the Currency, Federal Re-serve Board and state banking commissions, and investment ad-visers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commis-sions, are urged to consult their legal counsel before entering into agreements with the Fund.

               The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of under-writing securities. It is intended that the services provided by Institutions under their service agreements will not be pro-hibited under these laws. Under state securities laws, banks and financial institutions that receive payments from the Fund may be required to register as dealers.

EXPENSES Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. Expenses include, but are not limited to, fees paid to PAMG and the Administra-tors, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, shareholder servicing and process-ing fees, fees and expenses in registering and qualifying the Portfolios and their shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and dis-tributing prospectuses and statements of additional information to existing shareholders, expenses relating to shareholder re-ports, shareholder meetings and proxy solicitations, insurance premiums, the expense of independent pricing services, and other expenses which are not expressly assumed by PAMG or the Fund's service providers under their agreements with the Fund. Any general expenses of the Fund that do not belong to a par-ticular investment portfolio will be allocated among all in-vestment portfolios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equi-table.

                                      21.

-------------------------------------------------------------------------------
HOW ARE SHARES PURCHASED AND REDEEMED?
-------------------------------------------------------------------------------

DISTRIBUTOR. Shares of the Portfolios are offered on a continuous basis by CDI as distributor (the "Distributor"). CDI maintains its principal offices at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The Fund is not required or permitted under the Plan to make distribution payments with respect to Service Shares. The Plan permits CDI, PAMG, the Administrators and other companies that receive fees from the Fund to make payments relating to distribution and sales support activities out of their past profits or other sources available to them which, subject to applicable NASD regulations, may include contributions to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor-ship of various educational programs, sales contests and promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise and cash. For further information, see "In-vestment Advisory, Administration, Distribution and Servicing Arrangements" in the Statement of Additional Information.

PURCHASE OF SHARES. Service Shares are offered without a sales load to Insti-tutions acting on behalf of their customers, as well as to certain persons who were shareholders of Compass Capital Group of Funds at the time of its combi-nation with The PNC Fund during the first quarter of 1996. Service Shares will normally be held of record by Institutions or in the names of nominees of In-stitutions. Share purchases are normally effected through a customer's account at an Institution through procedures established in connection with the re-quirements of the account. In these cases, confirmations of share purchases and redemptions will be sent to the Institutions. Beneficial ownership of shares will be recorded by the Institutions and reflected in the account statements provided by such Institutions to their customers. Investors wishing to purchase shares should contact their Institutions.

Service Shares are sold at the net asset value per share next determined after an order is received by PFPC Inc. ("PFPC"), the Fund's transfer agent. Shares may be purchased by Institutions on any Business Day. A "Business Day" is any weekday that the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open for business.

Purchase orders for each Portfolio except the U.S. Treasury Money Market Port-folio may be placed by telephoning PFPC at (800) 441-7450 no later than 12:00 noon (Eastern Time) on a Business Day. Orders received before 12:00 noon (Eastern Time) will be executed at 12:00 noon (Eastern Time). If payment for such orders is not received by 4:00 p.m. (Eastern Time), the order will be cancelled and notice thereof will be given to the Institution placing the or-der. Orders received after 12:00 noon (Eastern Time) will not be accepted.

Purchase orders for the U.S. Treasury Money Market Portfolio may be placed by telephoning PFPC at (800) 441-7450 no later than 4:00 p.m. (Eastern Time) on a Business Day. Orders received before 12:00 noon (Eastern Time) will be exe-cuted at 12:00 noon (Eastern Time); orders received after 12:00 noon (Eastern
Time) but before 4:00 p.m. (Eastern Time) will be executed at 4:00 p.m. (East-ern Time). If payment for such orders is not received by 4:00 p.m. (Eastern
Time), the order will be cancelled and notice thereof will be given to the In-stitution placing the order. Orders will not be accepted after 4:00 p.m. (Eastern Time). Under certain circumstances, the Fund may reject large indi-vidual purchase orders received after 12:00 noon (Eastern Time).

Payment for Service Shares must normally be made only in Federal funds or other funds immediately available to the Fund's custodian. Payment may also, in the discretion of the Fund, be made in the form of securities that are per-missible investments for the respective Portfolios. For further information, see the Statement of Additional Information. The minimum initial investment is $5,000; however, Institutions may set a higher minimum for their customers. There is no minimum subsequent investment requirement.

                                      22.

--------------------------------------------------------------------------------

Compass Capital may in its discretion waive the minimum investment amount and may reject any order for Service Shares.

REDEMPTION OF SHARES. Customers of Institutions may redeem Service Shares in accordance with the procedures applicable to their accounts with the Institu-tions. These procedures will vary according to the type of account and the In-stitution involved, and customers should consult their account managers in this regard. It is the responsibility of Institutions to transmit redemption orders to PFPC and credit their customers' accounts with the redemption proceeds on a timely basis. In the case of shareholders holding share certificates, the cer-tificates must accompany the redemption request.

Institutions may place redemption orders by telephoning PFPC at (800) 441-7450. Shares are redeemed at their net asset value per share next determined after PFPC's receipt of the redemption order. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions com-municated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. While the Fund intends to use its best efforts to maintain each Portfolio's net asset value per share at $1.00, the proceeds paid upon redemp-tion may be more or less than the amount invested depending upon the net asset value of a Service Share at the time of redemption.

Payment for redeemed shares for which a redemption order is received by PFPC before 12:00 noon (Eastern Time) on a Business Day is normally made in Federal funds wired to the redeeming Institution on the same Business Day, provided that the Fund's custodian is also open for business. Payment for redemption or-ders received between 12:00 noon (Eastern Time) and 4:00 p.m. (Eastern Time) or on a day when the Fund's custodian is closed is normally wired in Federal funds on the next Business Day following redemption on which the Fund's custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of PAMG, an earlier payment could adversely affect a Portfolio. No charge for wir-ing redemption payments is imposed by the Fund, although Institutions may charge their customer accounts for redemption services. Information relating to such redemption services and charges, if any, should be obtained by customers from their Institution.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at 400 Bellevue Parkway, Wilmington, DE 19809.

The Fund may redeem Service Shares in any Portfolio account if the account bal-ance drops below $5,000 as the result of redemption requests and the share-holder does not increase the balance to at least $5,000 upon thirty days' writ-ten notice. If a customer has agreed with an Institution to maintain a minimum balance in his or her account with the Institution, and the balance in the ac-count falls below that minimum, the customer may be obligated to redeem all or part of his or her shares in the Portfolios to the extent necessary to maintain the minimum balance required.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

                                      23.

--------------------------------------------------------------------------------
WHAT SPECIAL PURCHASE AND REDEMPTION PROCEDURES MAY APPLY?
--------------------------------------------------------------------------------

Persons who were shareholders of an investment portfolio of Compass Capital Group of Funds at the time of the portfolio's combination with The PNC Fund(R) may also purchase and redeem Service Shares of the same Portfolio and for the same account in which they held shares on that date through the procedures de-scribed in this section.

PURCHASES. Purchase orders may be placed through PFPC. The minimum investment is $100. Purchases through the Automatic Investment Plan described below are subject to a lower purchase minimum. The name of the Portfolio with respect to which shares are purchased must appear on the check or Federal Reserve Draft. Investors may also wire Federal funds in connection with the purchase of shares. The wire instructions must include the name of the Portfolio, class of the Portfolio, the name of the account registration, and the shareholder ac-count number. Before wiring any funds, however, an investor must call PFPC at
(800) 441-7762 in order to confirm the wire instructions. Purchase orders for shares of the Portfolios that are in proper form are executed at their net as-set value per share next determined after receipt by the Fund; however, orders will not be executed until payments not made in Federal funds are converted to Federal funds (which normally occurs within two Business Days of receipt) un-less a creditworthy financial institution undertakes to pay for an order in Federal funds by 4:00 p.m. (Eastern Time) the same Business Day an order is placed. Under certain circumstances, the Fund may reject large individual pur-chase orders received after 12:00 noon. The Fund may in its discretion reject any order for shares.

The Portfolios offer an Automatic Investment Plan ("AIP") whereby an investor in shares of a Portfolio may arrange for periodic investments in that Portfolio through automatic deductions from a checking or savings account by completing the AIP Application Form. The minimum pre-authorized investment amount is $50.

REDEMPTIONS. Shareholders may redeem for cash some or all of their shares of the Portfolios at any time by sending a written redemption request in proper form to Compass Capital Funds c/o PFPC Inc., P.O. Box 8907, Wilmington, Dela-ware 19899-8907.

Except as noted below, a request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $25,000, or if the proceeds are not to be paid to the record owner at the rec-ord address, or if the shareholder is a corporation, partnership, trust or fi-duciary, signature(s) must be guaranteed by any eligible guarantor institution. Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

Generally, a properly signed written request with any required signature guar-antee is all that is required for a redemption. In some cases, however, other documents may be necessary. Shareholders holding share certificates must send their certificates with the redemption request. Additional documentary evidence of authority is required by PFPC in the event redemption is requested by a cor-poration, partnership, trust, fiduciary, executor or administrator.

If a shareholder has given authorization for expedited redemption, shares can be redeemed by telephone and the proceeds sent by check to the shareholder or by Federal wire transfer to a single previously designated bank account. Once authorization is on file, PFPC will honor requests by any person by telephone at (800) 441-7762 or other means. The minimum amount that may be sent by check is $500, while the minimum amount that may be wired is $10,000. Compass Capital reserves the right to change these minimums or to terminate these redemption privileges. If the proceeds of a redemption would exceed $25,000, the redemp-tion request must be in writing and will be subject to the signature guarantee requirement described above. This privilege may not be used to redeem shares in certificated form.

                                      24.

--------------------------------------------------------------------------------

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

Compass Capital is not responsible for the efficiency of the Federal wire sys-tem or the shareholder's firm or bank. Compass Capital does not currently charge for wire transfers. The shareholder is responsible for any charges im-posed by the shareholder's bank. To change the name of the single designated bank account to receive wire redemption proceeds, it is necessary to send a written request (with a guaranteed signature as described above) to Compass Capital Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907.

Compass Capital reserves the right to refuse a telephone redemption if it be-lieves it advisable to do so. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Compass Capital, the Administrators and the Distributor will not be liable for any loss, liability, cost or expense for acting upon telephone instructions reasonably believed to be genuine in accordance with such procedures.

Compass Capital offers a Systematic Withdrawal Plan ("SWP") which may be used by investors who wish to receive regular distributions from their accounts. Upon commencement of the SWP, the account must have a current value of $10,000 or more in a Portfolio. Shareholders may elect to receive automatic cash pay-ments of $100 or more either monthly, every other month, quarterly, three times a year, semi-annually, or annually. Automatic withdrawals are normally proc-essed on the 25th day of the applicable month or, if such day is not a Business Day, on the next Business Day and are paid promptly thereafter. An investor may utilize the SWP by completing the SWP Application Form which may be obtained from PFPC.

Shareholders should realize that if withdrawals exceed income dividends their invested principal in the account will be depleted. To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to PFPC.

HOW IS NET ASSET VALUE CALCULATED?
--------------------------------------------------------------------------------

Net asset value is calculated separately for Service Shares of each Portfolio as of 12:00 noon (Eastern Time) and 4:00 p.m. (Eastern Time) on each Business Day by dividing the value of all securities and other assets owned by a Portfo-lio that are allocated to its Service Shares, less the liabilities charged to its Service Shares, by the number of Service Shares outstanding.

Each Portfolio seeks to maintain a net asset value of $1.00 per share for pur-poses of purchases and redemptions, and values its portfolio securities based on the amortized cost method of valuation described in the Statement of Addi-tional Information under "Valuation of Shares." A Portfolio may use a pricing service, bank or broker/dealer to value its securities.

                                      25.

--------------------------------------------------------------------------------
HOW FREQUENTLY ARE DIVIDENDS AND DISTRIBUTIONS MADE TO INVESTORS?
--------------------------------------------------------------------------------

Shareholders are entitled to dividends and distributions arising from the net income and capital gains, if any, earned on investments held by the Portfolio in which they invest. Each Portfolio's net income is declared daily as a divi-dend. Shareholders whose purchase orders are executed at 12:00 noon (Eastern
Time), 4:00 p.m. (Eastern Time) for the U.S. Treasury Money Market Portfolio, receive dividends for that day. On the other hand, shareholders whose redemp-tion orders have been received by 12:00 noon (Eastern Time) do not receive div-idends for that day, while shareholders of each Portfolio whose redemption or-ders are received after 12:00 noon (Eastern Time) do receive dividends for that day.

Dividends are paid monthly by check, or by wire transfer if requested in writ-ing by the shareholder, within five business days after the end of the month. Net short-term capital gains, if any, will be distributed at least annually. The period for which dividends are payable and the time for payment are subject to change by the Fund's Board of Trustees. The Portfolios do not expect to re-alize net long-term capital gains.

Dividends are reinvested in additional full and fractional Service Shares of the same Portfolio which pays the dividends, unless a shareholder elects to re-ceive dividends in cash. Such election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to dividends paid after receipt by PFPC.

                                      26.

--------------------------------------------------------------------------------
HOW ARE FUND DISTRIBUTIONS TAXED?
--------------------------------------------------------------------------------

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If a Portfolio qualifies, it generally will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are "exempt interest dividends" or are treated as a return of capital), whether the distributions are paid in cash or reinvested in additional shares.

Distributions paid out of a Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder holds the shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Each Municipal Portfolio intends to pay substantially all of its dividends as "exempt interest dividends." However, taxpayers are required to report the re-ceipt of "exempt interest dividends" on their Federal income tax returns for informational purposes and in two circumstances such amounts, while exempt from regular Federal income tax, are taxable to persons subject to alternative mini-mum and environmental taxes. First, "exempt interest dividends" derived from certain private activity bonds generally will constitute an item of tax prefer-ence for taxpayers in determining alternative minimum tax liability. Second, all "exempt interest dividends" must be taken into account by corporate taxpay-ers in determining certain adjustments for alternative minimum and environmen-tal tax purposes. In addition, investors should be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from private activity bonds. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should note that "exempt interest divi-dends" will be taken into account in determining the taxability of their bene-fit payments.

Each Municipal Portfolio will determine annually the percentages of its net in-vestment income which are exempt from the regular Federal income tax, which constitute an item of tax preference for Federal alternative minimum tax pur-poses, and which are fully taxable. These percentages will apply uniformly to all distributions from net investment income during that year and may differ significantly from the actual percentages for any particular day.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a speci-fied date in those months will be deemed to have been received by the share-holders on December 31 of such year, if the dividends are paid during the fol-lowing January.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolios. Except as discussed below, dividends paid by each Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of such dividends may be derived from interest on obligations which, if realized directly, would be exempt from such income taxes. In addi-tion, shareholders who are non-resident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to differ-ent Federal income tax treatment. Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in the Portfolios. For additional information concerning the tax treatment of div-idends and distributions by the states listed below, including certain restric-tions applicable to such treatment, see "Taxes" in the Statement of Additional Information.

OHIO TAXES. Individuals and estates that are subject to Ohio personal income tax or municipal or school district income taxes in Ohio will not be subject to such taxes on distributions from the Ohio Municipal Money Market Portfolio to the extent that such distributions are properly attributable to interest on Ohio State-Specific Obligations or obligations issued by the U.S. Government, its agencies, instrumentalities or

                                      27.

--------------------------------------------------------------------------------
territories (if the interest on such obligations is exempt from state income taxation under the laws of the United States). Corporations that are subject to the Ohio corporation franchise tax will not have to include distributions from the Ohio Municipal Money Market Portfolio in their net income base for purposes of calculating their Ohio corporation franchise tax liability to the extent that such distributions either constitute exempt-interest dividends for Federal income tax purposes or are properly attributable to interest on Ohio State-Spe-cific Obligations or the U.S. obligations described above. However, shares of the Ohio Municipal Money Market Portfolio will be included in a corporation's net worth base for purposes of calculating the Ohio corporation franchise tax. Distributions properly attributable to gain on the sale, exchange or other dis-position of Ohio State-Specific Obligations will not be subject to the Ohio personal income tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Distributions attributable to other sources will be subject to the Ohio personal income tax and the Ohio corporation franchise tax.

PENNSYLVANIA TAXES. Income received by a shareholder attributable to interest realized by the Pennsylvania Municipal Money Market Portfolio from Pennsylvania State-Specific Obligations or attributable to insurance proceeds on account of such interest is not taxable to individuals, estates or trusts under the Per-sonal Income Tax (in the case of insurance proceeds, to the extent they are ex-empt for Federal income tax purposes); to corporations under the Corporate Net Income Tax (in the case of insurance proceeds, to the extent they are exempt for Federal income tax purposes); nor to individuals under the Philadelphia School District Net Investment Income Tax ("School District Tax").

Income received by a shareholder attributable to gain on the sale or other dis-position by the Portfolio of Pennsylvania State-Specific Obligations is taxable under the Personal Income Tax, the Corporate Net Income Tax, and, unless these assets were held by the Portfolio for more than six months, the School District Tax.

This discussion does not address the extent, if any, to which shares of the Pennsylvania Municipal Money Market Portfolio, and interest and gain earned by the Portfolio, are subject to, or included in the measure of, special taxes im-posed by the Commonwealth of Pennsylvania on banks and other financial institu-tions or with respect to any privilege, excise, franchise or other tax imposed on business entities not discussed above (including the Corporate Capital Stock/Foreign Franchise Tax.)

Shareholders of the Pennsylvania Municipal Money Market Portfolio are not sub-ject to the Pennsylvania County Personal Property Tax to the extent that the Portfolio is comprised of Pennsylvania State-Specific Obligations and Federal obligations (if the interest on such obligations is exempt from state and local taxation under the laws of the United States).

NORTH CAROLINA TAXES. Interest received in the form of dividends from the North Carolina Municipal Money Market Portfolio is exempt from North Carolina state income tax to the extent the distributions represent interest on direct obliga-tions of the U.S. Government or North Carolina State-Specific Obligations. Dis-tributions derived from interest earned on obligations of political subdivi-sions of Puerto Rico, Guam and the U.S. Virgin Islands, including the govern-ments thereof and their agencies, instrumentalities and authorities, are also exempt from North Carolina state income tax. Distributions paid out of interest earned on obligations that are merely backed or guaranteed by the U.S. Govern-ment (e.g., GNMAs, FNMAs), on repurchase agreements collateralized by U.S. Gov-ernment securities or on obligations of other states (which the Portfolio may acquire and hold for temporary or defensive purposes) are not exempt from North Carolina state income tax.

Any distributions of net realized gain earned by the North Carolina Municipal Money Market Portfolio on the sale or exchange of certain obligations of the State of North Carolina or its subdivisions that were issued before July 1, 1995 will also be exempt from North Carolina income tax to the Portfolio's shareholders. Distributions of gains earned by the North Carolina Municipal Money Market Portfolio on the sale or exchange of all other obligations will be subject to North Carolina income tax.

                                      28.

--------------------------------------------------------------------------------

VIRGINIA TAXES. Dividends paid by the Virginia Municipal Money Market Portfolio and derived from interest on obligations of the Commonwealth of Virginia or of any political subdivision or instrumentality of the Commonwealth or derived from interest or dividends on obligations of the United States excludable from Virginia taxable income under the laws of the United States, which obligations are issued in the exercise of the borrowing power of the Commonwealth or the United States and are backed by the full faith and credit of the Commonwealth or the United States, will generally be exempt from the Virginia income tax. Dividends derived from interest on debt obligations of certain territories and possessions of the United States (those issued by Puerto Rico, the Virgin Is-lands and Guam) will also be exempt from the Virginia income tax. Dividends de-rived from interest on debt obligations other than those described above will be subject to the Virginia income tax even though it may be excludable from gross income for Federal income tax purposes.

Generally, dividends distributed to shareholders by the Portfolio and derived from capital gains will be taxable to the shareholders. Capital gains distrib-uted to shareholders derived from Virginia obligations issued pursuant to spe-cial Virginia enabling legislation which provides a specific exemption for such gains will be exempt from Virginia income tax.

The Virginia Department of Taxation has adopted a policy of allowing sharehold-ers to exclude from their Virginia taxable income the exempt portion of distri-butions from a regulated investment company even though the shareholders re-ceive distributions monthly but receive reports substantiating the exempt por-tion of such distributions at less frequent intervals. Accordingly, if the Portfolio receives taxable income, the Portfolio must determine the portion of income that is exempt from Virginia income tax and provide such information to the shareholders in accordance with the foregoing so that the shareholders may exclude from Virginia taxable income the exempt portion of the distribution from the Portfolio.

NEW JERSEY TAXES. It is anticipated that substantially all dividends paid by the New Jersey Municipal Money Market Portfolio will not be subject to New Jer-sey personal income tax. In accordance with the provisions of New Jersey law as currently in effect, distributions paid by a "qualified investment fund" will not be subject to the New Jersey personal income tax to the extent that the distributions are attributable to income received as interest or gain from New Jersey State-Specific Obligations, or as interest or gain from direct U.S. Gov-ernment obligations. Distributions by a "qualified investment fund" that are attributable to most other sources will be subject to the New Jersey personal income tax. Shares of the Portfolio are not subject to property taxation by New Jersey or its political subdivisions.

The New Jersey personal income tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, dividends and distributions from a "qualified investment fund" are included in the net income tax base for purposes of computing the Corporation Business Tax. Furthermore, any gain upon the redemption or sale of shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corpora-tion Business Tax.

                                      29.

--------------------------------------------------------------------------------
HOW IS THE FUND ORGANIZED?
--------------------------------------------------------------------------------

The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. On January 12, 1996 the Fund changed its name from The PNC(R) Fund to Compass Capital FundsSM. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more clas-ses of shares. Pursuant to this authority, the Trustees have authorized the is-suance of an unlimited number of shares in thirty investment portfolios. Each Portfolio offers five separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, Investor B Shares and Investor C Shares. This pro-spectus relates only to Service Shares of the eight money market portfolios de-scribed herein.

Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees and amounts payable under the Fund's Distribution and Service Plan. Because of these "class expenses," the performance of a Portfolio's Institutional Shares is expected to be higher than the performance of the Portfolio's Service Shares, and the performance of both the Institutional Shares and Service Shares of a Portfolio is expected to be higher than the performance of the Portfolio's three classes of Investor Shares. The performance of each class of Investor Shares may be different. The Fund offers various services and privileges in connection with its Investor Shares that are not generally offered in connection with its Institutional and Service Shares, including an automatic investment plan, automatic withdrawal plan and checkwriting. For further information regarding the Fund's Institu-tional or Investor Share classes, contact PFPC at (800) 441-7764 (Institutional Shares) or (800) 441-7762 (Investor Shares).

Each share of a Portfolio has a par value of $.001, represents an interest in that Portfolio and is entitled to the dividends and distributions earned on that Portfolio's assets as are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as required under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On November 30, 1996, PNC Bank held of record approximately 70% of the Fund's outstanding shares, as trustee on behalf of individual and institutional in-vestors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp.

                                      30.

--------------------------------------------------------------------------------
HOW IS PERFORMANCE CALCULATED?
--------------------------------------------------------------------------------

Each Portfolio may advertise its "yield", "effective yield" and total return for Service Shares. These performance figures are based on historical earnings and are not intended to indicate future performance. "Yield" refers to the in-come generated by an investment in a Portfolio's Service Shares over a seven-day period. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. "Ef-fective yield" is calculated similarly but, when annualized, the income earned by an investment in a Portfolio's Service Shares is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. A Municipal Portfolio's "tax equivalent yield" may also be quoted, which shows the level of taxable yield needed to produce an after-tax equivalent to the Portfolio's tax-free yield for Service Shares.

The performance of Service Shares of a Portfolio may be compared to the perfor-mance of mutual funds with similar investment objectives and to relevant indi-ces, as well as to ratings or rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the yield of Service Shares of a Portfolio may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technolo-gies, Inc. and Weisenberger Investment Company Service. Performance information may also include evaluations of the Portfolios published in nationally recog-nized ranking services, and information as reported by financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

Performance quotations for shares of a Portfolio represent past performance and should not be considered as representative of future results. The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. Yields will fluctuate and are not necessar-ily representative of future results. Any fees charged by affiliates of the Portfolios' investment adviser or other institutions directly to their custom-ers' accounts in connection with investments in the Portfolios will not be in-cluded in the Portfolios' calculations of yield and performance.

                                      31.

--------------------------------------------------------------------------------
HOW CAN I GET MORE INFORMATION?
--------------------------------------------------------------------------------

Below is a brief description of how investors can easily access information about the Compass Capital Funds.

 FUND INFORMATION          HOURS AVAILABLE           PHONE INFORMATION
 MUTUAL FUND SPECIALISTS   9 AM to 6 PM, E.S.T.      toll-free 888-4COMPASS
 Available to provide      Monday through Friday     toll-free 888-426-6727
 performance and market                              toll-free 800-388-8734
 trends.
 PORTFOLIO MANAGERS        9 AM to 6 PM, E.S.T.      toll-free 888-4COMPASS
 COMMENTARY                Monday through Friday     toll-free 888-426-6727
 (Audio recording updated                            toll-free 800-388-8734
 periodically)
 SHAREHOLDER SERVICES
 TELEPHONE ACCESS:         24 Hours, 7 days a week   toll-free 800-441-7764
 ACCOUNT SERVICE           8:30 to 5 PM, E.S.T.      toll-free 800-441-7764
 REPRESENTATIVES:          Monday through Friday
 Available to discuss
 account balance
 information, mutual fund
 prospectus, literature
 and discuss programs and
 services available.
 PURCHASES AND             8:30 to 5 PM, E.S.T.      toll-free 800-441-7450
 REDEMPTIONS               Monday through Friday
 WORLD WIDE WEB:
 Access general fund       24 Hours, 7 days a week   http://www.compassfunds.com
 information and specific
 fund performance.
 Request mutual fund
 prospectuses and
 literature. Forward
 mutual fund inquiries.
 E-MAIL:
 Request prospectuses and  24 Hours, 7 days a week   funds@compassfunds.com
 literature. Forward
 mutual fund inquiries.
 WRITTEN CORRESPONDENCE:   POST OFFICE BOX ADDRESS   STREET ADDRESS
                           Compass Capital Funds     Compass Capital Funds
                           c/o PFPC Inc.             c/o PFPC Inc.
                           P.O. Box 8907             400 Bellevue Parkway
                           Wilmington, DE 19899-8907 Wilmington, DE 19809

                                      32.

                                                          COMPASS CAPITAL FUNDS
THE COMPASS CAPITAL FUNDS

Compass Capital Funds is a leading mutual fund company currently managing in excess of $11 billion in 30 portfolios designed to fit a broad range of investment goals. Each portfolio is managed by recognized experts in equity, fixed income, international, and tax-free investing who adhere to a pure investment styleSM.

STOCK PORTFOLIOS
--------------------------------------------------------------------------------

    Large Cap Growth Equity             International Equity
    Large Cap Value Equity              International Emerging Markets
    Mid-Cap Growth Equity               Index Equity
    Mid-Cap Value Equity                Select Equity
    Small Cap Growth Equity
    Small Cap Value Equity

STOCK & BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Balanced

BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Low Duration Bond                   Government Income
    Intermediate Government Bond        Managed Income
    Intermediate Bond                   International Bond
    Core Bond

TAX-FREE BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Tax-Free Income                     New Jersey Tax-Free Income
    Pennsylvania Tax-Free Income        Ohio Tax-Free Income

MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------

    Money Market                        North Carolina Municipal Money Market
    U.S. Treasury Money Market          Ohio Municipal Money Market
    Municipal Money Market              Pennsylvania Municipal Money Market
    New Jersey Municipal Money Market   Virginia Municipal Money Market